UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—October 31, 2021

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2021
Vanguard Total International Bond Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, the returns of Vanguard Total International Bond Index Fund ranged from –1.97% for Investor Shares to –1.92% for Institutional and ETF Shares (based on net asset value), roughly in line with the –1.88% return of its expense-free benchmark index.
•	Bond yields moved higher across much of the developed world during the fiscal year amid concerns about inflation and the prospect that some developed-market central banks might scale back their bond-buying programs or raise interest rates.
•	In general, developed bond markets depressed performance, with French, Australian, and Canadian issues lagging behind. Japanese issues, the largest in the benchmark by weight, recorded slightly positive total returns but could not lift the overall performance of the index into positive territory.
•	The fund regularly uses derivatives to hedge portfolio risks. Its holdings of forward currency contracts detracted from performance for the period.
•	At period-end, the fund’s 30-day SEC yield—a proxy for its income-generating potential over 12 months—ranged from 0.55% for Investor Shares to 0.63% for ETF Shares.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$999.50	$0.66
ETF Shares	1,000.00	999.80	0.30
Admiral™ Shares	1,000.00	999.50	0.55
Institutional Shares	1,000.00	999.80	0.35
Based on Hypothetical 5% Yearly Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$1,024.55	$0.66
ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.06% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total International Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: May 31, 2013, Through October 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Since Inception (5/31/2013)	Final Value of a $10,000 Investment
Total International Bond Index Fund Investor Shares	-1.97%	2.79%	3.43%	$13,287
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-1.88	2.99	3.69	13,563
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (5/31/2013)	Final Value of a $10,000 Investment
Total International Bond Index Fund ETF Shares Net Asset Value	-1.92%	2.83%	3.48%	$13,333
Total International Bond Index Fund ETF Shares Market Price	-1.84	2.80	3.50	13,355
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-1.88	2.99	3.69	13,563
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Since Inception (5/31/2013)	Final Value of a $10,000 Investment
Total International Bond Index Fund Admiral Shares	-1.96%	2.81%	3.46%	$13,320
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-1.88	2.99	3.69	13,563
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (5/31/2013)	Final Value of a $5,000,000 Investment
Total International Bond Index Fund Institutional Shares	-1.92%	2.85%	3.51%	$6,687,774
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-1.88	2.99	3.69	6,781,430
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2021
	One Year	Five Years	Since Inception (5/31/2013)
Total International Bond Index Fund ETF Shares Market Price	-1.84%	14.81%	33.55%
Total International Bond Index Fund ETF Shares Net Asset Value	-1.92	15.00	33.33
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-1.88	15.87	35.63
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total International Bond Index Fund
Fund Allocation
As of October 31, 2021
Japan	16.7%
France	12.1
Germany	10.4
Italy	7.9
United Kingdom	7.2
Canada	6.1
Spain	5.6
Supranational	3.9
Australia	3.3
United States	3.2
Netherlands	2.7
South Korea	2.7
Belgium	2.2
Switzerland	1.4
Sweden	1.4
Austria	1.4
Indonesia	1.0
Other	10.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,702)	5.625%	6/7/32	GBP	954	1,806
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $2)	6.455%	10/22/33	GBP	1	2
Corporate Bonds (20.2%)
Australia (0.5%)
	Amcor UK Finance plc	1.125%	6/23/27	EUR	3,409	4,065
	Ampol Ltd.	4.000%	4/17/25	AUD	9,610	7,546
	APT Pipelines Ltd.	4.250%	11/26/24	GBP	681	1,007
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	5,727	7,125
	APT Pipelines Ltd.	1.250%	3/15/33	EUR	4,235	4,786
	APT Pipelines Ltd.	2.500%	3/15/36	GBP	6,929	9,347
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	1,290	1,013
	Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	2,045	2,491
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	9,730	7,641
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	2,250	2,688
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,360	967
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	2,727	3,363
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	3,068	3,738
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	880	721
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,900	1,543
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	4,230	3,066
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	8,386	9,704
	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	6,818	7,981
	Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	400	311
	Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	3,750	3,014
	Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	10,909	12,770
	Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	3,409	4,169
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	9,420	7,337
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	3,409	4,169
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	9,545	11,444
	BHP Billiton Finance Ltd.	3.230%	5/15/23	CAD	2,830	2,347
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	11,249	15,164
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	3,478	4,264
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	2,045	2,884
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	801	1,475
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	488

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	AUD	2,590	2,021
Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	3,500	2,541
Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	2,500	1,707
Commonwealth Bank of Australia	2.750%	11/17/21	AUD	2,000	1,506
Commonwealth Bank of Australia	3.250%	4/25/23	AUD	800	621
Commonwealth Bank of Australia	3.200%	8/16/23	AUD	600	467
Commonwealth Bank of Australia	3.000%	1/11/24	AUD	11,930	9,272
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	8,250	9,655
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	4,435	5,229
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	4,568	6,774
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	6,818	8,229
Commonwealth Bank of Australia	1.936%	10/3/29	EUR	8,681	10,449
Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	129
CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	3,000	2,084
DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,960	1,560
DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	2,500	1,802
ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	790	620
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	3,350	2,356
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	10,773	12,537
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	6,000	6,618
Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	300	357
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	3,614	4,344
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	200	261
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	300	359
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	2,727	3,264
GTA Finance Co Pty Ltd.	2.200%	8/26/27	AUD	4,000	2,870
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	4,000	2,974
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	3,420	2,718
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	2,000	1,436
Macquarie Group Ltd.	1.250%	3/5/25	EUR	10,909	12,958
Macquarie Group Ltd.	0.350%	3/3/28	EUR	8,470	9,588
Macquarie Group Ltd.	2.723%	8/21/29	CAD	2,000	1,580
Macquarie Group Ltd.	0.950%	5/21/31	EUR	3,000	3,421
National Australia Bank Ltd.	0.875%	11/16/22	EUR	3,409	3,993
National Australia Bank Ltd.	1.875%	1/13/23	EUR	3,409	4,046
National Australia Bank Ltd.	0.250%	1/19/23	CHF	1,770	1,948
National Australia Bank Ltd.	3.000%	2/10/23	AUD	1,432	1,106
National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	117
National Australia Bank Ltd.	2.900%	2/26/24	AUD	11,113	8,621
National Australia Bank Ltd.	5.000%	3/11/24	AUD	4,500	3,667
National Australia Bank Ltd.	0.250%	5/20/24	EUR	6,818	7,952
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,227	1,532
National Australia Bank Ltd.	0.300%	10/31/25	CHF	6,745	7,433
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	741
National Australia Bank Ltd.	0.875%	2/19/27	EUR	6,818	8,186
National Australia Bank Ltd.	3.515%	6/12/30	CAD	5,590	4,658
National Australia Bank Ltd.	1.699%	9/15/31	GBP	3,000	3,994
NBN Co. Ltd.	2.200%	12/16/30	AUD	5,000	3,398
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	3,000	2,149
Optus Finance Pty Ltd.	3.250%	9/6/23	AUD	550	427
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	3,478	3,923
Pacific National Finance Pty Ltd.	5.000%	9/19/23	GBP	500	724
Qantas Airways Ltd.	2.950%	11/27/29	AUD	1,000	687
Qantas Airways Ltd.	5.250%	9/9/30	AUD	3,400	2,728
Scentre Group Trust 1	2.250%	7/16/24	EUR	2,658	3,241

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Scentre Group Trust 1	3.875%	7/16/26	GBP	4,773	7,167
Scentre Group Trust 1 / Scentre Group Trust 2	1.375%	3/22/23	EUR	3,409	4,010
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	6,137	7,597
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	6,409	7,785
Scentre Group Trust 2	3.250%	9/11/23	EUR	4,277	5,253
SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	800	626
Stockland Trust	1.625%	4/27/26	EUR	5,200	6,322
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	1,600	1,242
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	800	631
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	6,818	8,269
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	7,841	9,414
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,360	1,103
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	1,694	2,072
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	3,409	4,054
Toyota Finance Australia Ltd.	0.500%	4/6/23	EUR	750	876
Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	443	346
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	10,227	13,148
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	2,045	2,476
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	1,694	1,502
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	6,137	8,255
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	2,900	2,103
United Energy Distribution Pty Ltd.	3.500%	9/12/23	AUD	560	434
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	2,070	1,642
University of Technology Sydney	3.750%	7/20/27	AUD	300	241
Vicinity Centres Trust	3.375%	4/7/26	GBP	858	1,259
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	4,500	3,234
Westpac Banking Corp.	2.750%	8/31/22	AUD	9,000	6,900
Westpac Banking Corp.	2.625%	12/14/22	GBP	1,568	2,187
Westpac Banking Corp.	0.375%	3/5/23	EUR	5,455	6,363
Westpac Banking Corp.	0.320%	7/6/23	JPY	1,900,000	16,715
Westpac Banking Corp.	3.250%	11/16/23	AUD	600	469
Westpac Banking Corp.	5.250%	11/21/23	AUD	2,400	1,949
Westpac Banking Corp.	0.500%	12/4/23	EUR	14,205	16,655
Westpac Banking Corp.	3.000%	4/24/24	AUD	700	545
Westpac Banking Corp.	0.500%	5/17/24	EUR	1,705	2,000
Westpac Banking Corp.	0.625%	11/22/24	EUR	3,409	4,016
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,100	897
Westpac Banking Corp.	0.875%	4/17/27	EUR	200	238
Westpac Banking Corp.	1.125%	9/5/27	EUR	7,568	9,157
Westpac Banking Corp.	1.450%	7/17/28	EUR	644	794
Westpac Banking Corp.	1.375%	5/17/32	EUR	6,818	8,668
Woolworths Group Ltd.	2.800%	5/20/30	AUD	9,820	7,125
WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,350	1,937
					543,882
Austria (0.2%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	4,700	5,333
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	7,600	8,645
Borealis AG	1.750%	12/10/25	EUR	300	367
Erste Group Bank AG	0.625%	1/19/23	EUR	2,800	3,276
Erste Group Bank AG	0.750%	2/5/25	EUR	1,700	2,017
Erste Group Bank AG	0.625%	4/17/26	EUR	10,200	12,109
Erste Group Bank AG	0.750%	1/17/28	EUR	10,900	13,094
Erste Group Bank AG	0.875%	5/15/34	EUR	10,200	12,494

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Heta Asset Resolution AG	2.375%	12/13/22	EUR	2,000	2,380
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	3,400	4,005
	JAB Holdings BV	2.125%	9/16/22	EUR	2,000	2,361
	JAB Holdings BV	1.750%	5/25/23	EUR	3,000	3,574
	JAB Holdings BV	1.250%	5/22/24	EUR	6,900	8,208
	JAB Holdings BV	1.750%	6/25/26	EUR	9,500	11,565
	JAB Holdings BV	2.500%	4/17/27	EUR	3,400	4,299
	JAB Holdings BV	2.500%	6/25/29	EUR	7,600	9,690
	JAB Holdings BV	2.250%	12/19/39	EUR	6,900	8,335
	Mondi Finance plc	1.500%	4/15/24	EUR	7,875	9,393
[2]	OeBB-Infrastruktur AG	2.250%	7/4/23	EUR	6,818	8,225
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	8,181	9,771
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	6,818	9,012
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	1,227	1,659
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	2,045	2,720
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	4,773	7,209
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	150	225
	OMV AG	0.750%	12/4/23	EUR	1,705	2,007
	OMV AG	1.000%	12/14/26	EUR	2,352	2,820
	OMV AG	3.500%	9/27/27	EUR	1,900	2,609
	OMV AG	1.875%	12/4/28	EUR	1,500	1,902
	OMV AG	2.375%	4/9/32	EUR	10,224	13,695
	OMV AG	6.250%	12/29/49	EUR	2,250	3,133
	OMV AG	2.875%	12/31/99	EUR	4,700	5,661
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	354
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	3,400	4,035
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	2,000	2,417
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	8,200	9,947
	Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	2,500	2,924
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	397
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	3,400	4,362
	Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	3,400	3,998
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	1,461	1,694
	UniCredit Bank Austria AG	2.375%	1/22/24	EUR	3,500	4,275
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	593
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	6,800	7,928
	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	1,000	1,285
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	2,100	2,983
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	1,000	1,272
						240,257
Belgium (0.3%)
	AG Insurance SA	3.500%	6/30/47	EUR	4,700	6,142
	Ageas SA NV	3.250%	7/2/49	EUR	6,900	8,900
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	6,109	5,192
	Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	1,296	2,178
	Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	3,068	3,855
	Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	7,636	11,496
	Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	200	258
	Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	6,818	8,202

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	6,818	8,654
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	15,614	19,783
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	614	752
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	14,113	17,477
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	6,818	9,354
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	3,478	4,977
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	4,773	6,059
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	6,647	9,119
Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	6,818	10,031
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	7,116	11,062
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,640	1,332
Argenta Spaarbank NV	1.000%	2/6/24	EUR	15,700	18,551
Argenta Spaarbank NV	1.000%	10/13/26	EUR	9,500	11,182
Barry Callebaut Services NV	2.375%	5/24/24	EUR	2,454	2,982
Belfius Bank SA	2.125%	1/30/23	EUR	2,300	2,742
Belfius Bank SA	1.750%	6/24/24	EUR	600	728
Belfius Bank SA	1.000%	10/26/24	EUR	6,800	8,059
Belfius Bank SA	0.750%	2/10/25	EUR	200	237
Belfius Bank SA	0.375%	9/2/25	EUR	6,800	7,877
Belfius Bank SA	0.375%	2/13/26	EUR	4,100	4,733
Belfius Bank SA	3.125%	5/11/26	EUR	8,000	10,233
Belfius Bank SA	0.125%	9/14/26	EUR	6,800	7,881
Belfius Bank SA	0.125%	2/8/28	EUR	8,500	9,604
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	500	592
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	6,800	8,227
Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	11,100	13,049
Elia Group SA NV	1.500%	9/5/28	EUR	1,700	2,092
Elia Group SA NV	2.750%	12/31/49	EUR	2,000	2,417
Elia Transmission Belgium SA	1.375%	5/27/24	EUR	100	119
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	12,500	15,123
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	300	410
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	400	543
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	3,400	4,007
Ethias SA	5.000%	1/14/26	EUR	5,900	7,933
Euroclear Bank SA	0.500%	7/10/23	EUR	8,523	9,978
Euroclear Bank SA	1.250%	9/30/24	GBP	324	443
Euroclear Investments SA	1.125%	12/7/26	EUR	4,100	4,967
FLUVIUS System Operator CVBA	4.500%	11/8/21	EUR	1,300	1,504
FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	2,000	2,447
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	4,000	4,987
FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	100	136
FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	18,700	20,945
Groupe Bruxelles Lambert SA	1.375%	5/23/24	EUR	1,200	1,436
KBC Bank NV	0.750%	10/24/27	EUR	4,900	5,884
KBC Group NV	0.750%	10/18/23	EUR	2,800	3,296
KBC Group NV	1.125%	1/25/24	EUR	7,800	9,265
KBC Group NV	0.125%	1/14/29	EUR	6,800	7,633
KBC Group NV	0.500%	12/3/29	EUR	3,200	3,683
KBC Group NV	0.750%	5/31/31	EUR	7,000	7,970
Proximus SADP	2.375%	4/4/24	EUR	2,000	2,451
Solvay SA	1.625%	12/2/22	EUR	5,600	6,576
Solvay SA	2.750%	12/2/27	EUR	600	784
					378,529

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bermuda (0.0%)
	PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	4,676	5,586
	XLIT Ltd.	3.250%	6/29/47	EUR	7,595	9,734
						15,320
Britain (0.0%)
	Blend Funding plc	2.922%	4/5/56	GBP	3,300	5,322
	DS Smith plc	0.875%	9/12/26	EUR	2,000	2,342
	Flagship Finance plc	1.875%	7/14/61	GBP	1,300	1,759
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,500	2,054
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	5,000	5,638
	UNITE Group plc	3.500%	10/15/28	GBP	1,000	1,492
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	770	995
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	3,000	3,681
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	3,000	3,798
						27,081
Canada (1.7%)
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,841	1,487
	407 International Inc.	2.430%	5/4/27	CAD	1,466	1,200
	407 International Inc.	3.140%	3/6/30	CAD	3,731	3,163
[3]	407 International Inc.	2.590%	5/25/32	CAD	2,045	1,630
	407 International Inc.	5.750%	2/14/36	CAD	1,360	1,372
	407 International Inc.	4.450%	11/15/41	CAD	3,409	3,203
	407 International Inc.	4.190%	4/25/42	CAD	3,749	3,412
	407 International Inc.	3.650%	9/8/44	CAD	6,818	5,779
	407 International Inc.	3.830%	5/11/46	CAD	6,818	5,942
	407 International Inc.	3.600%	5/21/47	CAD	4,687	3,945
	407 International Inc.	3.720%	5/11/48	CAD	35	30
	407 International Inc.	3.670%	3/8/49	CAD	1,363	1,163
	407 International Inc.	2.840%	3/7/50	CAD	2,796	2,049
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	3,506	3,745
	Aeroports de Montreal	5.170%	9/17/35	CAD	2,471	2,467
	Aeroports de Montreal	5.670%	10/16/37	CAD	1,363	1,445
	Aeroports de Montreal	3.030%	4/21/50	CAD	5,482	4,212
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	3,409	2,793
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	1,285	1,094
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,363	1,144
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	7,636	6,264
	Alberta Powerline LP	4.065%	12/1/53	CAD	3,403	3,011
	Alberta Powerline LP	4.065%	3/1/54	CAD	841	744
	Alectra Inc.	2.488%	5/17/27	CAD	7,499	6,165
	Alectra Inc.	3.958%	7/30/42	CAD	600	540
	Alectra Inc.	3.458%	4/12/49	CAD	1,576	1,333
[3]	Algonquin Power Co.	4.090%	2/17/27	CAD	644	561
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,545	1,403
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,600	1,282
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	2,969	2,474
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	4,659	3,959
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	122
	Alliance Pipeline LP	6.765%	12/31/25	CAD	27	25
	Allied Properties REIT	3.636%	4/21/25	CAD	3,409	2,878
	Allied Properties REIT	1.726%	2/12/26	CAD	2,000	1,572
	Allied Properties REIT	3.113%	4/8/27	CAD	3,409	2,823
	Allied Properties REIT	3.394%	8/15/29	CAD	1,694	1,401
	Allied Properties REIT	3.117%	2/21/30	CAD	1,023	823
	Allied Properties REIT	3.095%	2/6/32	CAD	2,000	1,562

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AltaGas Canada Inc.	3.150%	4/6/26	CAD	1,237	1,045
AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,020	912
AltaGas Ltd.	1.227%	3/18/24	CAD	4,400	3,502
AltaGas Ltd.	3.840%	1/15/25	CAD	6,248	5,309
AltaGas Ltd.	3.980%	10/4/27	CAD	2,045	1,761
AltaGas Ltd.	2.075%	5/30/28	CAD	2,032	1,572
AltaGas Ltd.	4.500%	8/15/44	CAD	2,106	1,774
AltaGas Ltd.	4.990%	10/4/47	CAD	620	561
AltaLink LP	3.668%	11/6/23	CAD	200	169
AltaLink LP	3.399%	6/6/24	CAD	6,818	5,747
AltaLink LP	4.872%	11/15/40	CAD	3,481	3,468
AltaLink LP	4.462%	11/8/41	CAD	1,636	1,561
AltaLink LP	3.990%	6/30/42	CAD	1,994	1,795
AltaLink LP	4.922%	9/17/43	CAD	2,045	2,087
AltaLink LP	4.054%	11/21/44	CAD	818	747
AltaLink LP	4.090%	6/30/45	CAD	1,088	1,001
AltaLink LP	3.717%	12/3/46	CAD	585	511
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,880	2,359
Atco Ltd.	5.500%	11/1/78	CAD	696	608
Bank of Montreal	0.050%	12/30/22	CHF	4,775	5,248
Bank of Montreal	0.200%	1/26/23	EUR	5,182	6,032
Bank of Montreal	2.890%	6/20/23	CAD	8,181	6,791
Bank of Montreal	3.200%	9/7/23	AUD	680	529
Bank of Montreal	0.100%	10/20/23	EUR	6,818	7,929
Bank of Montreal	2.850%	3/6/24	CAD	4,773	3,966
Bank of Montreal	2.280%	7/29/24	CAD	25	21
Bank of Montreal	2.700%	9/11/24	CAD	9,570	7,982
Bank of Montreal	2.370%	2/3/25	CAD	8,181	6,721
Bank of Montreal	4.609%	9/10/25	CAD	3,409	3,050
Bank of Montreal	1.758%	3/10/26	CAD	4,658	3,716
Bank of Montreal	1.551%	5/28/26	CAD	5,000	3,943
Bank of Montreal	2.700%	12/9/26	CAD	6,818	5,713
Bank of Montreal	3.190%	3/1/28	CAD	9,272	7,962
Bank of Montreal	0.050%	6/8/29	EUR	19,733	22,391
Bank of Montreal	2.880%	9/17/29	CAD	1,270	1,052
Bank of Montreal	2.077%	6/17/30	CAD	5,591	4,507
Bank of Montreal	1.928%	7/22/31	CAD	7,500	5,925
Bank of Nova Scotia	2.360%	11/8/22	CAD	23,863	19,571
Bank of Nova Scotia	1.750%	12/23/22	GBP	681	941
Bank of Nova Scotia	2.980%	4/17/23	CAD	6,794	5,635
Bank of Nova Scotia	2.380%	5/1/23	CAD	10,500	8,617
Bank of Nova Scotia	0.250%	1/11/24	EUR	6,818	7,955
Bank of Nova Scotia	2.160%	2/3/25	CAD	7,499	6,122
Bank of Nova Scotia	0.010%	3/18/25	EUR	8,746	10,120
Bank of Nova Scotia	0.125%	9/4/26	EUR	8,000	9,155
Bank of Nova Scotia	2.620%	12/2/26	CAD	10,227	8,539
Bank of Nova Scotia	0.010%	1/14/27	EUR	6,818	7,842
Bank of Nova Scotia	1.400%	11/1/27	CAD	5,068	3,882
Bank of Nova Scotia	3.100%	2/2/28	CAD	9,499	8,129
Bank of Nova Scotia	3.890%	1/18/29	CAD	3,310	2,794
Bank of Nova Scotia	2.836%	7/3/29	CAD	6,436	5,321
Bankers Hall LP	4.377%	11/20/23	CAD	86	72
BCI QuadReal Realty	1.680%	3/3/25	CAD	1,363	1,097
BCI QuadReal Realty	1.747%	7/24/30	CAD	3,040	2,304
bcIMC Realty Corp.	2.840%	6/3/25	CAD	4,774	3,982

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
bcIMC Realty Corp.	3.000%	3/31/27	CAD	2,275	1,912
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/22/23	CAD	10,227	8,450
Bell Telephone Co. of Canada or Bell Canada	2.700%	2/27/24	CAD	13,553	11,213
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	9,000	7,587
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	2,045	1,734
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	2,045	1,707
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	2,045	1,773
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	3,409	2,788
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	3,409	3,745
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	2,387	2,148
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	3,253	2,772
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	5,522	4,784
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	7,159	5,299
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	4,150	3,386
Bridging North America GP	4.341%	8/31/53	CAD	1,485	1,248
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	3,821	3,825
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	3,409	2,590
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,023	884
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	12,955	11,502
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	2,887	2,482
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	3,409	2,844
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,896	2,530
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	3,341	2,779
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,363	1,052
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	3,614	3,080
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	2,659	2,274
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	3,749	3,170
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	2,659	2,369
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	300	227
Bruce Power LP	3.000%	6/21/24	CAD	1,363	1,134
Bruce Power LP	3.969%	6/23/26	CAD	3,409	2,950
Bruce Power LP	4.010%	6/21/29	CAD	1,876	1,639
Bruce Power LP	4.000%	6/21/30	CAD	2,168	1,899
Bruce Power LP	4.132%	6/21/33	CAD	1,500	1,320
Bruce Power LP	4.746%	6/21/49	CAD	2,182	2,077
Cameco Corp.	4.190%	6/24/24	CAD	1,877	1,593
Cameco Corp.	2.950%	10/21/27	CAD	1,500	1,216
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	10,227	11,861
Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	9,887	11,516
Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	6,818	7,996
Canadian Imperial Bank of Commerce	2.430%	6/9/23	CAD	10,773	8,850
Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	1,777	1,478
Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	4,431	3,713
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	12,955	15,110
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	5,795	4,766
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	6,818	5,530
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	17,659	15,089
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	5,000	3,881
Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	5,455	4,525
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	36,500	41,438
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	14,230	11,449
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	8,700	6,898
Canadian National Railway Co.	2.800%	9/22/25	CAD	3,406	2,850
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,875	1,591
Canadian National Railway Co.	3.600%	8/1/47	CAD	6,812	5,661

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian National Railway Co.	3.600%	2/8/49	CAD	668	556
	Canadian National Railway Co.	3.050%	2/8/50	CAD	1,600	1,203
	Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	6,818	5,730
	Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	3,303	2,648
	Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	910	811
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	3,500	2,929
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,193	1,335
	Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	1,186	857
	Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	5,516	4,569
	Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	591	598
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,363	1,278
	Canadian Western Bank	2.924%	12/15/22	CAD	3,205	2,641
	Canadian Western Bank	2.597%	9/6/24	CAD	2,727	2,248
	Canadian Western Bank	2.606%	1/30/25	CAD	4,500	3,701
	Canadian Western Bank	1.818%	12/16/27	CAD	2,000	1,546
	Capital City Link General Partnership	4.386%	3/31/46	CAD	607	535
	Capital Power Corp.	4.284%	9/18/24	CAD	1,705	1,465
	Capital Power Corp.	4.986%	1/23/26	CAD	1,143	1,015
	Capital Power Corp.	4.424%	2/8/30	CAD	1,028	905
	Capital Power Corp.	3.147%	10/1/32	CAD	1,296	1,002
	CCL Industries Inc.	3.864%	4/13/28	CAD	1,104	946
	Cenovus Energy Inc.	3.550%	3/12/25	CAD	644	545
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	4,177	3,529
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	5,277	4,421
	Central 1 Credit Union	2.584%	12/6/23	CAD	3,992	3,286
	Central 1 Credit Union	2.391%	6/30/31	CAD	2,000	1,596
	CGI Inc.	2.100%	9/18/28	CAD	2,400	1,881
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	681	578
	Choice Properties REIT	3.556%	9/9/24	CAD	2,749	2,320
	Choice Properties REIT	3.546%	1/10/25	CAD	5,455	4,608
	Choice Properties REIT	2.848%	5/21/27	CAD	4,746	3,913
	Choice Properties REIT	4.178%	3/8/28	CAD	3,409	2,987
	Choice Properties REIT	3.532%	6/11/29	CAD	4,841	4,098
	Choice Properties REIT	2.981%	3/4/30	CAD	2,000	1,615
	CI Financial Corp.	3.215%	7/22/24	CAD	2,000	1,675
	CI Financial Corp.	3.759%	5/26/25	CAD	2,045	1,738
	CI Financial Corp.	3.904%	9/27/27	CAD	1,122	955
	CIBC Capital Trust	10.250%	6/30/08	CAD	280	226
	Clover LP	4.216%	3/31/34	CAD	1,158	984
	Clover LP	4.216%	6/30/34	CAD	1,220	1,036
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	1,534	1,281
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	2,000	1,579
	Concordia University	6.550%	9/2/42	CAD	2,045	2,518
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	1,224	986
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	2,851	2,445
	Crombie REIT	3.677%	8/26/26	CAD	2,045	1,729
	Crombie REIT	3.917%	6/21/27	CAD	1,227	1,052
	Crombie REIT	2.686%	3/31/28	CAD	1,193	953
	Crombie REIT	3.211%	10/9/30	CAD	644	516
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	2,136	1,836
	CSS FSCC Partnership	6.915%	7/31/42	CAD	26	28
	CT REIT	3.527%	6/9/25	CAD	3,136	2,649
	CT REIT	3.469%	6/16/27	CAD	908	765
	CT REIT	2.371%	1/6/31	CAD	1,363	1,034
	CU Inc.	4.543%	10/24/41	CAD	1,363	1,296

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CU Inc.	3.805%	9/10/42	CAD	450	391
CU Inc.	4.722%	9/9/43	CAD	2,045	2,005
CU Inc.	4.085%	9/2/44	CAD	3,682	3,331
CU Inc.	3.964%	7/27/45	CAD	2,045	1,823
CU Inc.	3.763%	11/19/46	CAD	1,023	887
CU Inc.	3.548%	11/22/47	CAD	1,694	1,421
CU Inc.	3.950%	11/23/48	CAD	661	593
CU Inc.	2.963%	9/7/49	CAD	3,068	2,317
CU Inc.	3.174%	9/5/51	CAD	1,100	876
CU Inc.	4.211%	10/29/55	CAD	10,227	9,625
CU Inc.	4.593%	10/24/61	CAD	442	450
Dollarama Inc.	3.550%	11/6/23	CAD	3,047	2,551
Dollarama Inc.	1.871%	7/8/26	CAD	2,000	1,589
Dollarama Inc.	1.505%	9/20/27	CAD	1,363	1,045
Dollarama Inc.	2.443%	7/9/29	CAD	2,925	2,325
Dream Industrial REIT	1.662%	12/22/25	CAD	2,000	1,577
Dream Industrial REIT	2.057%	6/17/27	CAD	2,800	2,206
Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	771	738
Emera Inc.	2.900%	6/16/23	CAD	15,677	12,941
Empire Life Insurance Co.	3.664%	3/15/28	CAD	681	567
Enbridge Gas Inc.	3.790%	7/10/23	CAD	20,451	17,101
Enbridge Gas Inc.	3.150%	8/22/24	CAD	4,418	3,707
Enbridge Gas Inc.	3.310%	9/11/25	CAD	2,209	1,878
Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,400	1,175
Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,363	1,130
Enbridge Gas Inc.	2.900%	4/1/30	CAD	3,409	2,841
Enbridge Gas Inc.	4.880%	6/21/41	CAD	2,352	2,307
Enbridge Gas Inc.	4.200%	6/2/44	CAD	1,636	1,491
Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,363	1,209
Enbridge Gas Inc.	3.800%	6/1/46	CAD	2,045	1,770
Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,227	1,028
Enbridge Gas Inc.	3.510%	11/29/47	CAD	3,201	2,646
Enbridge Gas Inc.	3.010%	8/9/49	CAD	2,045	1,545
Enbridge Gas Inc.	3.650%	4/1/50	CAD	1,909	1,618
Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,841	1,915
Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,500	2,017
Enbridge Inc.	3.190%	12/5/22	CAD	10,274	8,497
Enbridge Inc.	3.950%	11/19/24	CAD	2,045	1,744
Enbridge Inc.	2.440%	6/2/25	CAD	2,000	1,640
Enbridge Inc.	3.200%	6/8/27	CAD	1,636	1,365
Enbridge Inc.	2.990%	10/3/29	CAD	3,603	2,937
Enbridge Inc.	3.100%	9/21/33	CAD	6,000	4,744
Enbridge Inc.	4.240%	8/27/42	CAD	2,973	2,426
Enbridge Inc.	4.570%	3/11/44	CAD	3,617	3,085
Enbridge Inc.	4.870%	11/21/44	CAD	2,863	2,534
Enbridge Inc.	4.100%	9/21/51	CAD	1,200	953
Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	3,273	2,738
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	3,572	3,040
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	1,296	1,106
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,800	2,237
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	681	590
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	3,818	3,313
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	3,409	2,785
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	1,500	1,265
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,300	1,075

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Energir Inc.	2.100%	4/16/27	CAD	986	798
	Energir Inc.	3.530%	5/16/47	CAD	1,450	1,235
	ENMAX Corp.	3.836%	6/5/28	CAD	1,363	1,160
	ENMAX Corp.	3.876%	10/18/29	CAD	3,409	2,905
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,035	1,943
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	4,773	4,011
	EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,285	958
	EPCOR Utilities Inc.	3.287%	6/28/51	CAD	1,000	802
	Equitable Bank	1.939%	3/10/25	CAD	2,000	1,596
	Equitable Bank	1.876%	11/26/25	CAD	1,363	1,073
	Fair Hydro Trust	3.357%	5/15/35	CAD	4,857	4,165
	Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	2,768	2,432
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	3,409	2,989
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	1,681	1,443
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	604	518
	Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	3,705	3,069
	Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	479	402
	Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	3,409	2,843
	Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	8,840	7,274
	Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	28,842	33,334
	Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	3,749	3,095
	Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	5,800	4,592
	First Capital REIT	4.790%	8/30/24	CAD	3,399	2,932
	First Capital REIT	4.323%	7/31/25	CAD	6,818	5,848
	First Capital REIT	3.753%	7/12/27	CAD	2,075	1,740
	First National Financial Corp.	2.961%	11/17/25	CAD	681	553
	Fortis Inc.	2.850%	12/12/23	CAD	1,772	1,468
	Fortis Inc.	2.180%	5/15/28	CAD	4,100	3,269
	FortisAlberta Inc.	6.220%	10/31/34	CAD	70	76
	FortisAlberta Inc.	3.672%	9/9/47	CAD	2,855	2,447
	FortisAlberta Inc.	2.632%	6/8/51	CAD	600	423
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	6,818	7,503
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	6,818	7,479
	FortisBC Inc.	4.000%	10/28/44	CAD	1,432	1,270
	Gibson Energy Inc.	2.450%	7/14/25	CAD	1,227	1,001
	Gibson Energy Inc.	2.850%	7/14/27	CAD	1,232	1,007
	Gibson Energy Inc.	3.600%	9/17/29	CAD	1,867	1,569
	Granite REIT Holdings LP	3.873%	11/30/23	CAD	3,409	2,869
	Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,363	1,135
	Granite REIT Holdings LP	2.194%	8/30/28	CAD	2,000	1,575
	Granite REIT Holdings LP	2.378%	12/18/30	CAD	1,909	1,466
	Greater Toronto Airports Authority	1.540%	5/3/28	CAD	4,295	3,319
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	2,932	2,430
	Greater Toronto Airports Authority	3.260%	6/1/37	CAD	1,400	1,149
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	5,206	3,993
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,114	2,218
[3]	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,409	3,289
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	618
	Great-West Lifeco Inc.	2.379%	5/14/30	CAD	6,500	5,197
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,357	1,479
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	7,499	8,197
	H&R REIT	3.416%	1/23/23	CAD	3,618	2,988
	H&R REIT	3.369%	1/30/24	CAD	1,031	858
	H&R REIT	2.906%	6/2/26	CAD	3,409	2,790
	H&R REIT	2.633%	2/19/27	CAD	200	161

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Halifax International Airport Authority	5.503%	7/19/41	CAD	204	214
Honda Canada Finance Inc.	3.176%	8/28/23	CAD	4,091	3,406
Honda Canada Finance Inc.	2.500%	6/4/24	CAD	2,000	1,648
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,932	2,494
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	2,523	1,973
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	2,000	1,578
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	3,112	2,412
Hospital for Sick Children	3.416%	12/7/57	CAD	1,859	1,558
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	3,833	3,731
HSBC Bank Canada	2.542%	1/31/23	CAD	6,804	5,599
HSBC Bank Canada	3.245%	9/15/23	CAD	6,818	5,688
HSBC Bank Canada	1.782%	5/20/26	CAD	5,600	4,456
Hydro One Inc.	0.710%	1/16/23	CAD	9,818	7,900
Hydro One Inc.	2.540%	4/5/24	CAD	1,400	1,158
Hydro One Inc.	2.970%	6/26/25	CAD	245	206
Hydro One Inc.	2.770%	2/24/26	CAD	6,682	5,605
Hydro One Inc.	3.020%	4/5/29	CAD	2,591	2,192
Hydro One Inc.	7.350%	6/3/30	CAD	1,363	1,487
Hydro One Inc.	6.930%	6/1/32	CAD	774	854
Hydro One Inc.	5.360%	5/20/36	CAD	681	700
Hydro One Inc.	4.890%	3/13/37	CAD	3,409	3,363
Hydro One Inc.	5.490%	7/16/40	CAD	2,403	2,557
Hydro One Inc.	4.390%	9/26/41	CAD	3,488	3,290
Hydro One Inc.	4.590%	10/9/43	CAD	3,749	3,644
Hydro One Inc.	3.910%	2/23/46	CAD	2,182	1,950
Hydro One Inc.	5.000%	10/19/46	CAD	1,363	1,423
Hydro One Inc.	3.720%	11/18/47	CAD	982	855
Hydro One Inc.	3.630%	6/25/49	CAD	6,218	5,340
Hydro One Inc.	2.710%	2/28/50	CAD	2,291	1,661
Hydro One Inc.	3.640%	4/5/50	CAD	400	349
Hydro One Inc.	3.100%	9/15/51	CAD	2,900	2,297
Hydro One Inc.	3.790%	7/31/62	CAD	1,363	1,207
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,432	1,250
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	2,000	1,592
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	2,045	1,707
IGM Financial Inc.	3.440%	1/26/27	CAD	2,655	2,253
IGM Financial Inc.	4.560%	1/25/47	CAD	614	572
IGM Financial Inc.	4.115%	12/9/47	CAD	4,148	3,629
IGM Financial Inc.	4.206%	3/21/50	CAD	954	862
Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	3,409	2,835
InPower BC General Partnership	4.471%	3/31/33	CAD	2,781	2,400
Intact Financial Corp.	1.207%	5/21/24	CAD	1,400	1,117
Intact Financial Corp.	3.770%	3/2/26	CAD	1,620	1,398
Intact Financial Corp.	2.850%	6/7/27	CAD	375	313
Intact Financial Corp.	1.928%	12/16/30	CAD	5,046	3,827
Intact Financial Corp.	6.400%	11/23/39	CAD	95	106
Intact Financial Corp.	5.160%	6/16/42	CAD	2,032	2,043
Intact Financial Corp.	2.954%	12/16/50	CAD	1,677	1,222
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	103	103
Inter Pipeline Ltd.	2.608%	9/13/23	CAD	1,309	1,069
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	1,868	1,525
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	1,129	930
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,705	1,410
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	4,391	3,761

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,728	1,353
Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	1,736	1,436
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	2,000	1,641
Keyera Corp.	3.934%	6/21/28	CAD	1,501	1,285
Keyera Corp.	3.959%	5/29/30	CAD	1,500	1,278
Kingston Solar LP	3.571%	7/31/35	CAD	23	19
Laurentian Bank of Canada	3.450%	6/27/23	CAD	3,439	2,866
Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	1,363	1,160
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	5,054	4,569
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	3,787	2,965
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,705	1,715
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	1,363	1,154
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	2,000	1,609
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	3,409	3,527
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	562	577
Magna International Inc.	3.100%	12/15/22	CAD	2,000	1,651
Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	3,409	2,822
Manulife Bank of Canada	2.844%	1/12/23	CAD	4,210	3,473
Manulife Bank of Canada	2.378%	11/19/24	CAD	1,977	1,627
Manulife Bank of Canada	1.337%	2/26/26	CAD	3,303	2,600
Manulife Bank of Canada	1.536%	9/14/26	CAD	2,000	1,572
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	2,584	2,484
Manulife Financial Corp.	3.049%	8/20/29	CAD	3,409	2,837
Manulife Financial Corp.	2.237%	5/12/30	CAD	9,156	7,437
Manulife Financial Corp.	2.818%	5/13/35	CAD	6,954	5,635
McGill University	6.150%	9/22/42	CAD	60	71
McGill University	3.975%	1/29/56	CAD	151	140
McGill University Health Centre	5.360%	12/31/43	CAD	438	476
Metro Inc.	3.390%	12/6/27	CAD	7,235	6,142
Metro Inc.	5.970%	10/15/35	CAD	3,442	3,499
Metro Inc.	4.270%	12/4/47	CAD	1,784	1,551
Metro Inc.	3.413%	2/28/50	CAD	2,202	1,658
Morguard Corp.	4.715%	1/25/24	CAD	1,896	1,558
Mountain View Partners GP	3.974%	3/31/51	CAD	115	97
National Bank of Canada	0.250%	7/24/23	EUR	1,363	1,590
National Bank of Canada	0.000%	9/29/23	EUR	3,136	3,640
National Bank of Canada	0.375%	1/15/24	EUR	3,409	3,987
National Bank of Canada	2.545%	7/12/24	CAD	6,273	5,180
National Bank of Canada	2.580%	2/3/25	CAD	4,568	3,777
National Bank of Canada	0.750%	3/13/25	EUR	6,137	7,274
National Bank of Canada	1.534%	6/15/26	CAD	3,970	3,127
National Bank of Canada	3.183%	2/1/28	CAD	6,780	5,597
NAV Canada	2.063%	5/29/30	CAD	2,727	2,153
NAV Canada	3.534%	2/23/46	CAD	681	587
NAV Canada	3.293%	3/30/48	CAD	4,773	3,972
NAV Canada	2.924%	9/29/51	CAD	427	332
Nissan Canada Inc.	1.626%	3/18/24	CAD	4,000	3,192
Nissan Canada Inc.	2.103%	9/22/25	CAD	6,000	4,773
North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	1,363	1,140
North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	1,363	1,153
North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	2,000	1,591
North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	5,182	4,286

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	3,375	3,024
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,000	3,193
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	3,749	3,298
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	2,045	1,887
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,531	1,361
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	2,796	2,256
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,761	2,344
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	3,000	2,428
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,253	1,019
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	2,413	1,962
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	1,730	1,479
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	2,174	1,856
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	3,898	3,356
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	2,932	3,083
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	2,255	2,115
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	2,567	2,126
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,363	1,077
	OMERS Realty Corp.	3.358%	6/5/23	CAD	2,727	2,273
	OMERS Realty Corp.	2.858%	2/23/24	CAD	3,399	2,831
	OMERS Realty Corp.	3.328%	11/12/24	CAD	1,164	985
	OMERS Realty Corp.	3.331%	6/5/25	CAD	2,175	1,844
	OMERS Realty Corp.	3.628%	6/5/30	CAD	3,068	2,692
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	1,909	1,628
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	5,455	4,539
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	4,091	3,470
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	4,091	3,515
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	300	250
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,948	1,423
	Original Wempi Inc.	4.056%	2/13/24	CAD	1,844	1,509
	Original Wempi Inc.	4.309%	2/13/24	CAD	1,172	967
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	1,282	1,032
	Pembina Pipeline Corp.	2.560%	6/1/23	CAD	2,761	2,266
	Pembina Pipeline Corp.	2.990%	1/22/24	CAD	5,455	4,517
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	3,306	2,813
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	2,045	1,782
	Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,400	1,207
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,045	1,730
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	5,046	4,159
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	2,045	1,740
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	3,784	3,244
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	564	480
	Pembina Pipeline Corp.	4.750%	3/26/48	CAD	1,993	1,702
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	3,818	3,165
	Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,769	1,496
	Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	1,057	867
	Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,436	4,688
	Power Corp. of Canada	4.455%	7/27/48	CAD	2,000	1,881

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Power Financial Corp.	6.900%	3/11/33	CAD	855	922
Reliance LP	3.750%	3/15/26	CAD	1,304	1,113
Reliance LP	2.680%	12/1/27	CAD	4,601	3,687
Reliance LP	2.670%	8/1/28	CAD	2,000	1,592
RioCan Real Estate Investment Trust	3.287%	2/12/24	CAD	2,000	1,673
RioCan REIT	3.209%	9/29/23	CAD	2,000	1,658
RioCan REIT	2.576%	2/12/25	CAD	2,932	2,407
RioCan REIT	1.974%	6/15/26	CAD	2,045	1,615
RioCan REIT	2.361%	3/10/27	CAD	1,227	977
Rogers Communications Inc.	4.000%	3/13/24	CAD	5,659	4,779
Rogers Communications Inc.	3.650%	3/31/27	CAD	6,392	5,422
Rogers Communications Inc.	3.250%	5/1/29	CAD	2,884	2,369
Rogers Communications Inc.	6.680%	11/4/39	CAD	2,076	2,189
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,409	3,405
Rogers Communications Inc.	6.560%	3/22/41	CAD	2,209	2,318
Royal Bank of Canada	2.360%	12/5/22	CAD	10,227	8,394
Royal Bank of Canada	2.949%	5/1/23	CAD	6,818	5,656
Royal Bank of Canada	0.250%	6/28/23	EUR	10,977	12,804
Royal Bank of Canada	3.296%	9/26/23	CAD	6,827	5,706
Royal Bank of Canada	2.333%	12/5/23	CAD	5,707	4,716
Royal Bank of Canada	0.250%	1/29/24	EUR	7,499	8,750
Royal Bank of Canada	2.352%	7/2/24	CAD	9,409	7,736
Royal Bank of Canada	0.125%	7/23/24	EUR	2,045	2,372
Royal Bank of Canada	2.609%	11/1/24	CAD	10,380	8,588
Royal Bank of Canada	1.375%	12/9/24	GBP	2,045	2,798
Royal Bank of Canada	1.936%	5/1/25	CAD	8,386	6,792
Royal Bank of Canada	1.589%	5/4/26	CAD	6,000	4,743
Royal Bank of Canada	0.050%	6/19/26	EUR	11,591	13,376
Royal Bank of Canada	0.010%	1/21/27	EUR	10,227	11,753
Royal Bank of Canada	2.328%	1/28/27	CAD	12,109	9,827
Royal Bank of Canada	1.833%	7/31/28	CAD	2,000	1,559
Royal Bank of Canada	2.740%	7/25/29	CAD	6,818	5,625
Royal Bank of Canada	2.880%	12/23/29	CAD	5,637	4,669
Royal Bank of Canada	2.088%	6/30/30	CAD	4,773	3,858
Royal Bank of Canada	1.670%	1/28/33	CAD	4,500	3,435
Sagen MI Canada Inc.	4.242%	4/1/24	CAD	698	592
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	1,262	1,024
Saputo Inc.	3.603%	8/14/25	CAD	4,846	4,117
Saputo Inc.	1.415%	6/19/26	CAD	1,363	1,057
Saputo Inc.	2.242%	6/16/27	CAD	2,659	2,116
Scotiabank Capital Trust	5.650%	12/31/56	CAD	2,691	2,889
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	3,042	2,676
Shaw Communications Inc.	4.350%	1/31/24	CAD	6,818	5,790
Shaw Communications Inc.	4.400%	11/2/28	CAD	30	26
Shaw Communications Inc.	2.900%	12/9/30	CAD	1,909	1,501
Shaw Communications Inc.	6.750%	11/9/39	CAD	6,228	6,566
Shaw Communications Inc.	4.250%	12/9/49	CAD	2,387	1,907
SmartCentres REIT	3.444%	8/28/26	CAD	425	359
SmartCentres REIT	3.834%	12/21/27	CAD	3,409	2,909
SmartCentres REIT	2.307%	12/18/28	CAD	1,772	1,371
SmartCentres REIT	3.526%	12/20/29	CAD	4,431	3,684
SmartCentres REIT	3.648%	12/11/30	CAD	1,363	1,133
Sobeys Inc.	4.700%	8/8/23	CAD	3,409	2,902
SSL Finance Inc.	4.099%	10/31/45	CAD	2,013	1,745
Summit Industrial Income REIT	2.150%	9/17/25	CAD	886	714

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Summit Industrial Income REIT	1.820%	4/1/26	CAD	2,100	1,657
Summit Industrial Income REIT	2.440%	7/14/28	CAD	2,000	1,583
Sun Life Financial Inc.	3.050%	9/19/28	CAD	6,818	5,651
Sun Life Financial Inc.	2.580%	5/10/32	CAD	3,749	3,062
Sun Life Financial Inc.	2.060%	10/1/35	CAD	6,713	5,105
Sun Life Financial Inc.	5.400%	5/29/42	CAD	3,306	3,341
Suncor Energy Inc.	3.000%	9/14/26	CAD	2,791	2,329
Suncor Energy Inc.	3.100%	5/24/29	CAD	3,000	2,486
Suncor Energy Inc.	5.000%	4/9/30	CAD	5,591	5,212
Suncor Energy Inc.	5.390%	3/26/37	CAD	2,932	2,815
Suncor Energy Inc.	4.340%	9/13/46	CAD	991	835
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,863	1,476
TELUS Corp.	3.350%	3/15/23	CAD	540	446
TELUS Corp.	3.350%	4/1/24	CAD	7,295	6,103
TELUS Corp.	3.750%	1/17/25	CAD	3,040	2,590
TELUS Corp.	3.750%	3/10/26	CAD	4,701	4,041
TELUS Corp.	2.350%	1/27/28	CAD	4,091	3,272
TELUS Corp.	3.625%	3/1/28	CAD	6,546	5,616
TELUS Corp.	3.300%	5/2/29	CAD	5,162	4,329
TELUS Corp.	4.400%	4/1/43	CAD	924	783
TELUS Corp.	4.850%	4/5/44	CAD	6,307	5,665
TELUS Corp.	4.750%	1/17/45	CAD	1,875	1,663
TELUS Corp.	4.400%	1/29/46	CAD	2,284	1,932
TELUS Corp.	4.700%	3/6/48	CAD	1,841	1,629
TELUS Corp.	3.950%	2/16/50	CAD	3,735	2,947
TELUS Corp.	4.100%	4/5/51	CAD	2,710	2,194
Teranet Holdings LP	3.544%	6/11/25	CAD	3,478	2,934
Teranet Holdings LP	5.754%	12/17/40	CAD	2,315	2,222
Teranet Holdings LP	6.100%	6/17/41	CAD	400	400
Thomson Reuters Corp.	2.239%	5/14/25	CAD	11,529	9,387
THP Partnership	4.394%	10/31/46	CAD	104	93
TMX Group Ltd.	4.461%	10/3/23	CAD	3,889	3,295
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,497	1,289
Toronto Hydro Corp.	2.520%	8/25/26	CAD	3,749	3,129
Toronto Hydro Corp.	2.430%	12/11/29	CAD	4,091	3,330
Toronto Hydro Corp.	5.540%	5/21/40	CAD	200	214
Toronto Hydro Corp.	3.550%	7/28/45	CAD	330	282
Toronto Hydro Corp.	3.485%	2/28/48	CAD	3,478	2,948
Toronto Hydro Corp.	2.990%	12/10/49	CAD	455	356
Toronto-Dominion Bank	0.375%	4/27/23	EUR	14,318	16,717
Toronto-Dominion Bank	3.005%	5/30/23	CAD	10,227	8,499
Toronto-Dominion Bank	1.909%	7/18/23	CAD	9,218	7,536
Toronto-Dominion Bank	2.850%	3/8/24	CAD	3,749	3,117
Toronto-Dominion Bank	0.500%	4/3/24	EUR	8,863	10,396
Toronto-Dominion Bank	2.050%	7/10/24	AUD	1,850	1,399
Toronto-Dominion Bank	3.226%	7/24/24	CAD	8,568	7,240
Toronto-Dominion Bank	2.496%	12/2/24	CAD	10,576	8,726
Toronto-Dominion Bank	1.943%	3/13/25	CAD	5,318	4,314
Toronto-Dominion Bank	0.625%	6/6/25	EUR	9,545	11,279
Toronto-Dominion Bank	1.128%	12/9/25	CAD	7,091	5,533
Toronto-Dominion Bank	0.100%	7/19/27	EUR	13,568	15,648
Toronto-Dominion Bank	1.888%	3/8/28	CAD	16,224	12,785
Toronto-Dominion Bank	3.589%	9/14/28	CAD	5,455	4,561
Toronto-Dominion Bank	3.224%	7/25/29	CAD	7,176	5,999
Toronto-Dominion Bank	3.105%	4/22/30	CAD	11,298	9,438

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	4,197	3,771
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	6,682	5,548
	Toyota Credit Canada Inc.	2.700%	1/25/23	CAD	3,460	2,851
	Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	3,064	2,545
	Toyota Credit Canada Inc.	1.270%	7/22/24	CAD	2,000	1,598
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	3,748	3,076
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	3,408	2,784
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	2,000	1,584
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	3,572	2,979
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	1,178	993
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	9,661	8,329
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,045	1,719
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	3,078	2,967
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	2,591	2,119
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	4,550	3,649
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	90	108
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	4,773	4,091
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	2,727	2,266
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	3,409	2,827
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	4,276	3,465
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	4,790	3,971
	TransEd Partners GP	3.951%	9/30/50	CAD	1,256	994
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	615	536
	University of Ottawa	2.635%	2/13/60	CAD	2,509	1,742
	University of Toronto	5.841%	12/15/43	CAD	130	148
	University of Toronto	4.251%	12/7/51	CAD	1,705	1,619
	University of Western Ontario	4.798%	5/24/47	CAD	184	186
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	10,227	10,386
	Vancouver Airport Authority	3.857%	11/10/45	CAD	579	516
	Vancouver Airport Authority	2.874%	10/18/49	CAD	900	685
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,705	1,263
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	4,568	3,849
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,152	990
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,510	1,369
	WSP Global Inc.	2.408%	4/19/28	CAD	1,900	1,515
	York University	6.480%	3/7/42	CAD	1,176	1,407
						1,935,032
China (0.0%)
	Prosus NV	1.539%	8/3/28	EUR	1,000	1,161
[3]	Prosus NV	1.288%	7/13/29	EUR	3,500	3,952
	Prosus NV	2.031%	8/3/32	EUR	2,964	3,371
[3]	Prosus NV	1.985%	7/13/33	EUR	3,000	3,351
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,527	1,924
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	4,773	5,702
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	18,818	22,020
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	4,704	5,843
						47,324
Czech Republic (0.1%)
	CEZ A/S	4.875%	4/16/25	EUR	8,523	11,445
	CEZ A/S	3.000%	6/5/28	EUR	8,523	11,251
	CPI Property Group SA	2.125%	10/4/24	EUR	3,000	3,617
	CPI Property Group SA	1.625%	4/23/27	EUR	10,227	12,110
	EP Infrastructure A/S	1.659%	4/26/24	EUR	7,409	8,816
	EP Infrastructure A/S	1.698%	7/30/26	EUR	4,000	4,792
	EP Infrastructure A/S	2.045%	10/9/28	EUR	15,522	18,771

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EP Infrastructure A/S	1.816%	3/2/31	EUR	10,164	11,928
					82,730
Denmark (0.3%)
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	15,347	18,808
BASF SE	1.625%	11/15/37	EUR	3,000	3,937
Carlsberg Breweries A/S	2.625%	11/15/22	EUR	120	143
Carlsberg Breweries A/S	0.500%	9/6/23	EUR	500	584
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	11,591	14,192
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	6,818	8,035
Danfoss Finance I BV	0.125%	4/28/26	EUR	6,500	7,444
Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	2,318	3,006
Danske Bank A/S	1.375%	5/24/22	EUR	3,409	3,979
Danske Bank A/S	0.250%	11/28/22	EUR	11,384	13,241
Danske Bank A/S	0.875%	5/22/23	EUR	9,314	10,923
Danske Bank A/S	0.750%	6/2/23	EUR	10,977	12,877
Danske Bank A/S	0.625%	5/26/25	EUR	3,000	3,520
Danske Bank A/S	0.500%	8/27/25	EUR	8,822	10,258
Danske Bank A/S	0.750%	11/22/27	EUR	10,227	12,262
Danske Bank A/S	2.250%	1/14/28	GBP	8,431	11,627
Danske Bank A/S	0.750%	6/9/29	EUR	5,000	5,716
Danske Bank A/S	1.375%	2/12/30	EUR	5,795	6,782
Deutsche Wohnen SE	1.500%	4/30/30	EUR	4,000	4,913
E.ON SE	0.000%	8/28/24	EUR	4,000	4,631
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	5,000	5,748
ISS Global A/S	2.125%	12/2/24	EUR	500	609
ISS Global A/S	0.875%	6/18/26	EUR	200	233
ISS Global A/S	1.500%	8/31/27	EUR	13,704	16,338
Jyske Bank A/S	0.375%	10/15/25	EUR	6,818	7,922
Jyske Bank A/S	2.250%	4/5/29	EUR	7,568	9,080
Jyske Realkredit A/S	0.250%	7/1/23	EUR	5,455	6,360
Jyske Realkredit A/S	0.375%	4/1/25	EUR	4,773	5,590
Jyske Realkredit A/S	0.500%	10/1/26	EUR	15,122	17,819
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	268	47
Novo Nordisk Finance Netherlands BV	0.000%	6/4/24	EUR	9,500	11,025
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	237,272	37,011
Nykredit Realkredit A/S	0.250%	1/20/23	EUR	2,045	2,375
Nykredit Realkredit A/S	0.125%	7/10/24	EUR	8,181	9,468
Nykredit Realkredit A/S	0.500%	7/10/25	EUR	6,776	7,926
Nykredit Realkredit A/S	0.750%	1/20/27	EUR	8,470	9,884
Nykredit Realkredit A/S	2.750%	11/17/27	EUR	5,182	6,151
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	10,000	11,288
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	26,953	4,314
Orsted A/S	1.500%	11/26/29	EUR	19,969	24,818
Orsted A/S	4.875%	1/12/32	GBP	7,656	13,447
Orsted A/S	2.500%	5/16/33	GBP	2,920	4,266
Orsted A/S	5.750%	4/9/40	GBP	681	1,484
Orsted A/S	6.250%	6/26/13	EUR	713	904
Orsted A/S	2.500%	2/18/21	GBP	300	396
Sydbank A/S	1.375%	9/18/23	EUR	6,818	8,079
Vonovia SE	0.750%	9/1/32	EUR	3,900	4,332
					383,792
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	6,800	7,992
Citycon Treasury BV	2.375%	1/15/27	EUR	6,818	8,287
Elenia Verkko OYJ	0.375%	2/6/27	EUR	6,818	7,849

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fortum OYJ	2.125%	2/27/29	EUR	6,532	8,306
Kojamo OYJ	1.875%	5/27/27	EUR	2,000	2,452
Kojamo OYJ	0.875%	5/28/29	EUR	8,000	9,152
Nordea Bank Abp	1.125%	2/12/25	EUR	200	240
Nordea Bank Abp	0.550%	6/23/25	CHF	8,725	9,738
Nordea Bank Abp	0.500%	5/14/27	EUR	6,818	7,987
Nordea Kiinnitysluottopankki OYJ	0.250%	2/28/23	EUR	7,363	8,584
Nordea Kiinnitysluottopankki OYJ	0.250%	11/21/23	EUR	3,409	3,981
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	4,364	5,101
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	15,681	18,690
OP Corporate Bank plc	0.375%	8/29/23	EUR	4,091	4,783
OP Corporate Bank plc	0.375%	2/26/24	EUR	4,636	5,426
OP Corporate Bank plc	0.375%	6/19/24	EUR	5,455	6,358
OP Corporate Bank plc	0.125%	7/1/24	EUR	10,000	11,626
OP Corporate Bank plc	1.000%	5/22/25	EUR	6,818	8,142
OP Corporate Bank plc	0.500%	8/12/25	EUR	2,215	2,601
OP Corporate Bank plc	0.600%	1/18/27	EUR	14,999	17,458
OP Corporate Bank plc	0.100%	11/16/27	EUR	4,000	4,553
OP Corporate Bank plc	0.625%	11/12/29	EUR	8,863	10,172
OP Corporate Bank plc	1.625%	6/9/30	EUR	17,045	20,198
OP Mortgage Bank	0.625%	9/4/22	EUR	15,477	18,056
OP Mortgage Bank	0.050%	2/22/23	EUR	3,409	3,964
OP Mortgage Bank	0.250%	5/11/23	EUR	4,599	5,366
OP Mortgage Bank	0.250%	3/13/24	EUR	20,455	23,902
OP Mortgage Bank	1.000%	11/28/24	EUR	4,773	5,707
OP Mortgage Bank	0.010%	11/19/26	EUR	6,818	7,877
OP Mortgage Bank	0.625%	2/15/29	EUR	6,818	8,162
OP Mortgage Bank	0.010%	11/19/30	EUR	20,455	23,163
Sampo OYJ	3.375%	5/23/49	EUR	7,659	9,994
Sampo OYJ	2.500%	9/3/52	EUR	16,186	19,634
Stora Enso OYJ	2.500%	6/7/27	EUR	3,068	3,924
Stora Enso OYJ	2.500%	3/21/28	EUR	3,100	3,997
					323,422
France (3.0%)
Aeroports de Paris	1.500%	7/24/23	EUR	3,400	4,029
Aeroports de Paris	3.125%	6/11/24	EUR	3,400	4,275
Aeroports de Paris	1.500%	4/7/25	EUR	2,700	3,278
Aeroports de Paris	2.125%	10/2/26	EUR	12,200	15,343
Aeroports de Paris	2.750%	6/5/28	EUR	800	1,078
Aeroports de Paris	1.000%	1/5/29	EUR	17,100	20,338
Aeroports de Paris	2.750%	4/2/30	EUR	7,600	10,193
Aeroports de Paris	1.500%	7/2/32	EUR	4,700	5,687
Aeroports de Paris	1.125%	6/18/34	EUR	2,000	2,323
Aeroports de Paris	2.125%	10/11/38	EUR	5,000	6,630
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,200	1,391
Air Liquide Finance SA	1.000%	4/2/25	EUR	6,800	8,121
Air Liquide Finance SA	1.250%	6/3/25	EUR	3,800	4,580
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	121
Air Liquide Finance SA	1.250%	6/13/28	EUR	800	986
Air Liquide Finance SA	1.375%	4/2/30	EUR	9,800	12,250
Air Liquide SA	2.375%	9/6/23	EUR	1,500	1,818
Airbus Finance BV	2.375%	4/2/24	EUR	6,341	7,707
Airbus Finance BV	2.125%	10/29/29	EUR	564	724
Airbus Finance BV	1.375%	5/13/31	EUR	13,797	16,626
Airbus SE	1.625%	4/7/25	EUR	1,000	1,212

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Airbus SE	1.375%	6/9/26	EUR	8,954	10,836
Airbus SE	2.375%	4/7/32	EUR	3,124	4,102
Airbus SE	2.375%	6/9/40	EUR	4,863	6,422
Alstom SA	0.250%	10/14/26	EUR	6,800	7,806
Altarea SCA	2.250%	7/5/24	EUR	6,800	8,239
APRR SA	1.500%	1/15/24	EUR	600	716
APRR SA	1.875%	1/15/25	EUR	1,600	1,956
APRR SA	1.125%	1/9/26	EUR	7,300	8,799
APRR SA	1.250%	1/6/27	EUR	7,300	8,907
APRR SA	1.250%	1/18/28	EUR	1,000	1,227
APRR SA	1.500%	1/25/30	EUR	600	758
APRR SA	1.875%	1/6/31	EUR	200	262
APRR SA	1.625%	1/13/32	EUR	6,400	8,193
APRR SA	1.500%	1/17/33	EUR	300	380
Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	4,100	4,952
Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	800	936
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	100	120
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	6,800	8,849
Arkema SA	1.500%	1/20/25	EUR	400	484
Arkema SA	1.500%	4/20/27	EUR	11,900	14,621
Atos SE	1.750%	5/7/25	EUR	3,800	4,552
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	2,300	2,761
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	3,500	4,294
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,200	1,451
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	7,300	8,774
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	488
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	8,200	10,155
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	5,400	6,730
AXA Bank Europe SCF	0.375%	3/23/23	EUR	4,050	4,729
AXA Bank Europe SCF	0.500%	4/18/25	EUR	19,100	22,481
AXA Bank Europe SCF	1.375%	4/18/33	EUR	10,600	13,608
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	6,800	7,728
AXA SA	1.125%	5/15/28	EUR	3,068	3,783
AXA SA	1.375%	10/7/41	EUR	5,000	5,685
AXA SA	5.125%	7/4/43	EUR	1,527	1,910
AXA SA	3.375%	7/6/47	EUR	16,331	21,247
AXA SA	3.875%	5/20/49	EUR	5,000	6,463
AXA SA	3.250%	5/28/49	EUR	12,679	16,525
AXA SA	6.686%	7/29/49	GBP	1,227	2,022
AXA SA	3.941%	11/29/49	EUR	1,316	1,668
AXA SA	5.453%	11/29/49	GBP	4,193	6,510
AXA SA	5.625%	1/16/54	GBP	5,980	10,102
Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	11,500	13,420
Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	46,200	54,295
Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	900,000	7,928
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	5,600	6,905
Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	2,100	2,936
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	6,800	8,373
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	12,834	15,930
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	1,200,000	10,520
Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	200,000	1,759
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	5,800	8,041
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	30,500	36,597
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	3,500	4,135
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	3,400	4,309

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	500	612
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	14,400	17,910
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	11,400	13,467
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	136
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	3,800	4,642
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	900	1,141
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	3,200	3,858
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	3,400	4,322
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	10,000	11,404
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	10,200	11,452
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	16,000	18,371
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	6,800	8,348
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,400	1,608
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	4,100	4,897
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	6,800	7,678
BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,000	1,296
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	3,409	4,056
BNP Paribas SA	1.125%	1/15/23	EUR	750	882
BNP Paribas SA	4.500%	3/21/23	EUR	160	197
BNP Paribas SA	2.875%	9/26/23	EUR	3,784	4,632
BNP Paribas SA	1.125%	10/10/23	EUR	8,045	9,526
BNP Paribas SA	1.125%	11/22/23	EUR	500	593
BNP Paribas SA	2.375%	5/20/24	EUR	5,795	7,122
BNP Paribas SA	1.000%	6/27/24	EUR	3,409	4,039
BNP Paribas SA	2.375%	2/17/25	EUR	3,409	4,198
BNP Paribas SA	1.250%	3/19/25	EUR	6,818	8,151
BNP Paribas SA	0.500%	7/15/25	EUR	2,700	3,151
BNP Paribas SA	1.500%	11/17/25	EUR	13,977	16,922
BNP Paribas SA	3.375%	1/23/26	GBP	1,841	2,685
BNP Paribas SA	1.125%	6/11/26	EUR	25,227	30,051
BNP Paribas SA	2.875%	10/1/26	EUR	3,273	4,181
BNP Paribas SA	2.125%	1/23/27	EUR	13,600	16,771
BNP Paribas SA	1.875%	12/14/27	GBP	4,100	5,599
BNP Paribas SA	0.500%	2/19/28	EUR	8,500	9,731
BNP Paribas SA	0.500%	9/1/28	EUR	5,900	6,731
BNP Paribas SA	1.125%	4/17/29	EUR	6,800	8,013
BNP Paribas SA	2.538%	7/13/29	CAD	2,000	1,578
BNP Paribas SA	0.500%	1/19/30	EUR	10,200	11,470
BNP Paribas SA	2.375%	11/20/30	EUR	6,800	8,370
BNP Paribas SA	1.250%	7/13/31	GBP	4,200	5,315
Bouygues SA	3.625%	1/16/23	EUR	1,700	2,060
Bouygues SA	5.500%	10/6/26	GBP	4,150	6,764
Bouygues SA	1.375%	6/7/27	EUR	2,500	3,082
Bouygues SA	1.125%	7/24/28	EUR	3,400	4,132
BPCE SA	1.125%	1/18/23	EUR	2,500	2,937
BPCE SA	4.250%	2/6/23	EUR	100	122
BPCE SA	0.375%	10/5/23	EUR	9,600	11,228
BPCE SA	2.875%	1/16/24	EUR	9,100	11,250
BPCE SA	0.875%	1/31/24	EUR	9,700	11,438
BPCE SA	1.000%	7/15/24	EUR	5,800	6,896
BPCE SA	3.000%	7/19/24	EUR	5,800	7,272
BPCE SA	0.625%	9/26/24	EUR	16,700	19,593
BPCE SA	1.000%	4/1/25	EUR	10,200	12,084
BPCE SA	0.250%	1/15/26	EUR	7,300	8,440
BPCE SA	1.375%	12/23/26	GBP	4,800	6,504

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BPCE SA	0.010%	1/14/27	EUR	3,200	3,631
	BPCE SA	0.500%	9/15/27	EUR	6,800	7,823
	BPCE SA	2.750%	11/30/27	EUR	3,500	4,162
	BPCE SA	1.625%	1/31/28	EUR	5,000	6,116
	BPCE SA	4.500%	4/26/28	AUD	6,100	4,942
	BPCE SA	5.250%	4/16/29	GBP	2,000	3,285
	BPCE SA	0.625%	1/15/30	EUR	9,500	10,979
	BPCE SA	0.250%	1/14/31	EUR	8,500	9,402
	BPCE SFH SA	0.375%	2/10/23	EUR	3,500	4,085
	BPCE SFH SA	2.375%	11/29/23	EUR	3,400	4,141
	BPCE SFH SA	0.375%	2/21/24	EUR	8,600	10,071
	BPCE SFH SA	1.750%	6/27/24	EUR	13,600	16,502
	BPCE SFH SA	1.000%	2/24/25	EUR	9,100	10,886
	BPCE SFH SA	0.398%	4/24/25	EUR	13,600	15,956
	BPCE SFH SA	0.750%	9/2/25	EUR	6,800	8,090
	BPCE SFH SA	0.625%	9/22/27	EUR	3,400	4,050
	BPCE SFH SA	0.010%	11/10/27	EUR	6,800	7,809
	BPCE SFH SA	0.875%	4/13/28	EUR	8,200	9,925
	BPCE SFH SA	1.000%	6/8/29	EUR	3,100	3,800
	BPCE SFH SA	0.625%	5/29/31	EUR	11,900	14,166
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	6,800	7,932
	Caisse de Refinancement de l'Habitat SA	4.300%	2/24/23	EUR	4,773	5,858
	Caisse de Refinancement de l'Habitat SA	3.900%	10/20/23	EUR	3,409	4,263
	Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	7,909	9,957
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	764	953
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	6,800	7,800
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	14,300	16,266
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	11,300	16,229
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	5,600	7,271
	Capgemini SE	2.500%	7/1/23	EUR	5,600	6,717
	Capgemini SE	1.000%	10/18/24	EUR	300	356
	Capgemini SE	1.750%	4/18/28	EUR	10,500	13,133
	Capgemini SE	1.125%	6/23/30	EUR	4,000	4,813
	Capgemini SE	2.375%	4/15/32	EUR	7,700	10,268
	Carmila SA	2.375%	9/16/24	EUR	2,800	3,425
	Carmila SA	2.125%	3/7/28	EUR	1,300	1,574
	Carrefour SA	0.875%	6/12/23	EUR	200	234
	Carrefour SA	0.750%	4/26/24	EUR	6,204	7,292
	Carrefour SA	1.250%	6/3/25	EUR	10,979	13,141
	Carrefour SA	1.750%	5/4/26	EUR	800	983
	Carrefour SA	2.625%	12/15/27	EUR	6,800	8,825
	Cie de Financement Foncier SA	2.375%	11/21/22	EUR	3,955	4,707
	Cie de Financement Foncier SA	0.625%	2/10/23	EUR	8,100	9,483
	Cie de Financement Foncier SA	0.250%	4/11/23	EUR	200	233
	Cie de Financement Foncier SA	0.325%	9/12/23	EUR	9,500	11,099
	Cie de Financement Foncier SA	2.000%	5/7/24	EUR	9,700	11,818
	Cie de Financement Foncier SA	0.500%	9/4/24	EUR	6,800	7,992
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	1,300	1,523
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	4,700	5,574
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	17,250	23,129
	Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	120
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,400	1,671
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	3,800	4,428

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,602	2,656
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	3,400	3,990
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	6,800	7,806
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	7,500	9,004
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	12,600	15,273
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	2,727	6,039
Cie de Saint-Gobain	1.750%	4/3/23	EUR	6,800	8,065
Cie de Saint-Gobain	1.000%	3/17/25	EUR	800	954
Cie de Saint-Gobain	2.375%	10/4/27	EUR	3,000	3,879
Cie de Saint-Gobain	1.875%	9/21/28	EUR	9,900	12,568
Cie de Saint-Gobain	1.875%	3/15/31	EUR	7,800	10,013
Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	5,200	6,092
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/27	EUR	100	126
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	8,500	9,563
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	3,500	5,154
CNP Assurances	4.500%	6/10/47	EUR	5,200	7,154
CNP Assurances	2.500%	6/30/51	EUR	4,200	5,114
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	11,200	14,597
Covivio	1.875%	5/20/26	EUR	300	372
Covivio	2.375%	2/20/28	EUR	200	254
Covivio Hotels SACA	1.875%	9/24/25	EUR	2,000	2,437
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,700	2,374
Credit Agricole Assurances SA	4.250%	12/31/49	EUR	1,700	2,158
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	2,045	2,402
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	3,500	4,100
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	3,400	4,003
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,350	1,794
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,300	1,534
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	24,500	29,347
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	10,200	12,370
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	10,200	12,494
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	6,800	7,762
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	12,200	15,359
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	6,800	7,623
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	3,000	3,830
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	10,200	12,461
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	3,400	4,584
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	6,900	8,254
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	14,700	17,344
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	16,739	19,518
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	564	681
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	6,800	7,773
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	9,500	11,322
Credit Agricole SA	0.750%	12/1/22	EUR	3,400	3,981
Credit Agricole SA	3.125%	7/17/23	EUR	600	735
Credit Agricole SA	7.375%	12/18/23	GBP	700	1,074
Credit Agricole SA	2.375%	5/20/24	EUR	9,500	11,692
Credit Agricole SA	1.000%	9/16/24	EUR	1,400	1,668
Credit Agricole SA	3.125%	2/5/26	EUR	2,800	3,664
Credit Agricole SA	1.000%	4/22/26	EUR	4,100	4,851
Credit Agricole SA	1.875%	12/20/26	EUR	6,900	8,545
Credit Agricole SA	2.625%	3/17/27	EUR	13,704	17,330

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Agricole SA	1.375%	5/3/27	EUR	1,000	1,222
	Credit Agricole SA	1.750%	3/5/29	EUR	8,100	10,030
	Credit Agricole SA	2.000%	3/25/29	EUR	3,100	3,803
	Credit Agricole SA	1.000%	7/3/29	EUR	18,400	22,089
	Credit Agricole SA	1.625%	6/5/30	EUR	14,200	16,884
	Credit Agricole SA	0.875%	1/14/32	EUR	4,700	5,415
	Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	5,800	6,815
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	14,700	17,494
	Credit Mutuel Arkea SA	1.375%	1/17/25	EUR	100	120
	Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,400	1,658
	Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	6,900	7,908
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	13,400	18,122
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,500	1,808
	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	120
	Credit Mutuel Home Loan SFH SA	4.125%	1/16/23	EUR	4,100	4,996
	Credit Mutuel Home Loan SFH SA	2.500%	9/11/23	EUR	2,000	2,430
	Credit Mutuel Home Loan SFH SA	4.125%	1/19/24	EUR	4,100	5,195
	Credit Mutuel Home Loan SFH SA	0.250%	4/30/24	EUR	6,800	7,937
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	6,800	8,247
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,400	1,654
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	3,400	4,033
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	644	772
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	5,800	6,958
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	3,800	4,652
	Danone SA	0.424%	11/3/22	EUR	4,200	4,884
	Danone SA	2.600%	6/28/23	EUR	3,800	4,603
	Danone SA	1.250%	5/30/24	EUR	400	478
	Danone SA	0.709%	11/3/24	EUR	5,000	5,913
	Danone SA	1.125%	1/14/25	EUR	6,800	8,125
	Danone SA	0.571%	3/17/27	EUR	6,800	8,003
	Dassault Systemes SE	0.125%	9/16/26	EUR	3,400	3,923
	Dassault Systemes SE	0.375%	9/16/29	EUR	6,800	7,865
[5]	Dexia Credit Local SA	1.375%	12/7/22	GBP	4,100	5,649
[5]	Dexia Credit Local SA	0.750%	1/25/23	EUR	23,150	27,133
[5]	Dexia Credit Local SA	0.625%	2/3/24	EUR	42,250	49,716
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	11,700	14,049
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	17,000	19,971
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	2,000	2,835
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	3,000	3,547
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	200	243
	Edenred	1.375%	3/10/25	EUR	600	720
	Electricite de France SA	2.750%	3/10/23	EUR	13,800	16,604
	Electricite de France SA	4.625%	9/11/24	EUR	6,800	8,886
	Electricite de France SA	0.300%	10/14/24	CHF	2,800	3,083
	Electricite de France SA	4.000%	11/12/25	EUR	1,450	1,932
	Electricite de France SA	1.000%	10/13/26	EUR	11,100	13,276
	Electricite de France SA	4.125%	3/25/27	EUR	6,300	8,768
	Electricite de France SA	4.625%	4/26/30	EUR	200	307
	Electricite de France SA	2.000%	10/2/30	EUR	1,400	1,788
	Electricite de France SA	5.875%	7/18/31	GBP	2,114	3,848
	Electricite de France SA	5.625%	2/21/33	EUR	6,004	10,422
	Electricite de France SA	6.125%	6/2/34	GBP	16,750	32,549
	Electricite de France SA	1.875%	10/13/36	EUR	6,600	8,312
	Electricite de France SA	4.500%	11/12/40	EUR	2,600	4,643
	Electricite de France SA	5.500%	10/17/41	GBP	15,500	31,300

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Electricite de France SA	5.375%	1/29/49	EUR	2,300	2,942
Electricite de France SA	5.875%	7/22/49	GBP	1,700	2,577
Electricite de France SA	2.000%	12/9/49	EUR	14,400	18,169
Electricite de France SA	2.625%	12/31/99	EUR	2,400	2,778
Electricite de France SA	5.000%	12/31/99	EUR	4,100	5,265
Electricite de France SA	6.000%	12/31/99	GBP	2,500	3,722
Electricite de France SA	6.000%	1/23/14	GBP	5,000	12,797
ELO SACA	2.375%	12/12/22	EUR	1,400	1,666
ELO SACA	2.375%	4/25/25	EUR	5,600	6,835
Engie Alliance GIE	5.750%	6/24/23	EUR	4,082	5,167
Engie SA	3.000%	2/1/23	EUR	2,727	3,284
Engie SA	0.875%	3/27/24	EUR	1,400	1,653
Engie SA	0.875%	9/19/25	EUR	9,100	10,794
Engie SA	1.000%	3/13/26	EUR	2,000	2,388
Engie SA	2.375%	5/19/26	EUR	200	255
Engie SA	0.375%	6/11/27	EUR	10,100	11,673
Engie SA	1.750%	3/27/28	EUR	5,100	6,360
Engie SA	1.375%	6/22/28	EUR	1,100	1,344
Engie SA	7.000%	10/30/28	GBP	2,650	4,859
Engie SA	2.125%	3/30/32	EUR	10,500	13,679
Engie SA	2.000%	9/28/37	EUR	1,800	2,361
Engie SA	1.250%	10/24/41	EUR	6,000	7,052
Engie SA	3.875%	6/2/49	EUR	2,500	3,135
Engie SA	5.000%	10/1/60	GBP	3,450	7,917
Engie SA	1.375%	12/31/99	EUR	4,200	4,905
Engie SA	5.950%	3/16/11	EUR	2,163	5,019
EssilorLuxottica SA	0.000%	5/27/23	EUR	200	232
EssilorLuxottica SA	2.625%	2/10/24	EUR	6,273	7,720
EssilorLuxottica SA	0.125%	5/27/25	EUR	6,800	7,903
EssilorLuxottica SA	0.500%	6/5/28	EUR	13,600	15,971
Eutelsat SA	2.000%	10/2/25	EUR	3,400	4,058
Eutelsat SA	2.250%	7/13/27	EUR	800	962
Eutelsat SA	1.500%	10/13/28	EUR	2,000	2,337
Gecina SA	1.500%	1/20/25	EUR	6,300	7,625
Gecina SA	1.375%	6/30/27	EUR	100	123
Gecina SA	1.375%	1/26/28	EUR	900	1,108
Gecina SA	1.000%	1/30/29	EUR	1,500	1,804
Gecina SA	0.875%	6/30/36	EUR	7,200	8,274
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,863	3,346
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	2,900	3,576
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	1,600	1,945
Holding d'Infrastructures et des Metiers de l'Environnement	0.625%	9/16/28	EUR	7,000	7,984
HSBC Continental Europe SA	0.250%	5/17/24	EUR	2,000	2,332
HSBC Continental Europe SA	0.100%	9/3/27	EUR	6,900	7,834
HSBC SFH France SA	2.000%	10/16/23	EUR	1,700	2,050
ICADE	1.125%	11/17/25	EUR	7,300	8,728
ICADE	0.625%	1/18/31	EUR	5,000	5,513
Imerys SA	2.000%	12/10/24	EUR	600	730
Imerys SA	1.500%	1/15/27	EUR	900	1,089
Indigo Group SAS	1.625%	4/19/28	EUR	500	601
In'li SA	1.125%	7/2/29	EUR	1,000	1,194
JCDecaux SA	1.000%	6/1/23	EUR	6,800	7,978
JCDecaux SA	2.625%	4/24/28	EUR	3,400	4,332
Kering SA	1.250%	5/10/26	EUR	6,300	7,644

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Klepierre SA	1.000%	4/17/23	EUR	1,400	1,641
Klepierre SA	1.875%	2/19/26	EUR	5,200	6,412
Klepierre SA	1.375%	2/16/27	EUR	1,000	1,213
Klepierre SA	0.625%	7/1/30	EUR	4,100	4,660
Klepierre SA	1.250%	9/29/31	EUR	200	238
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	3,200	3,908
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	8,500	10,118
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	6,100	7,383
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	3,400	4,156
La Banque Postale SA	1.000%	10/16/24	EUR	3,400	4,031
La Banque Postale SA	2.750%	11/19/27	EUR	2,700	3,209
La Banque Postale SA	3.000%	6/9/28	EUR	1,400	1,845
La Banque Postale SA	2.000%	7/13/28	EUR	6,400	8,045
La Banque Postale SA	1.375%	4/24/29	EUR	6,800	8,234
La Mondiale SAM	5.050%	12/29/49	EUR	4,636	6,210
La Poste SA	2.750%	11/26/24	EUR	2,800	3,528
La Poste SA	1.125%	6/4/25	EUR	6,800	8,170
La Poste SA	0.625%	10/21/26	EUR	6,600	7,778
La Poste SA	0.375%	9/17/27	EUR	13,500	15,683
La Poste SA	1.450%	11/30/28	EUR	1,400	1,741
La Poste SA	0.000%	7/18/29	EUR	1,700	1,889
La Poste SA	1.375%	4/21/32	EUR	30,700	37,680
Legrand SA	0.750%	7/6/24	EUR	200	236
Legrand SA	1.000%	3/6/26	EUR	100	120
Legrand SA	1.875%	12/16/27	EUR	100	126
Legrand SA	1.875%	7/6/32	EUR	1,100	1,435
LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	6,137	8,417
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	6,871	8,105
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	5,900	7,969
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	6,800	7,831
Mercialys SA	1.787%	3/31/23	EUR	3,500	4,129
MMS USA Investments Inc.	0.625%	6/13/25	EUR	10,000	11,696
MMS USA Investments Inc.	1.250%	6/13/28	EUR	200	241
MMS USA Investments Inc.	1.750%	6/13/31	EUR	4,100	5,075
Orange SA	2.500%	3/1/23	EUR	200	240
Orange SA	0.750%	9/11/23	EUR	1,200	1,409
Orange SA	3.125%	1/9/24	EUR	300	372
Orange SA	1.125%	7/15/24	EUR	6,400	7,618
Orange SA	1.000%	5/12/25	EUR	6,900	8,217
Orange SA	1.000%	9/12/25	EUR	9,200	10,979
Orange SA	5.250%	12/5/25	GBP	965	1,525
Orange SA	0.000%	9/4/26	EUR	2,700	3,084
Orange SA	0.875%	2/3/27	EUR	1,300	1,548
Orange SA	1.250%	7/7/27	EUR	5,400	6,556
Orange SA	1.375%	3/20/28	EUR	24,600	30,192
Orange SA	8.125%	11/20/28	GBP	4,431	8,604
Orange SA	2.000%	1/15/29	EUR	200	256
Orange SA	1.375%	1/16/30	EUR	1,600	1,973
Orange SA	1.875%	9/12/30	EUR	11,900	15,245
Orange SA	3.250%	1/15/32	GBP	11,300	17,109
Orange SA	1.625%	4/7/32	EUR	6,800	8,550
Orange SA	0.500%	9/4/32	EUR	13,100	14,705
Orange SA	8.125%	1/28/33	EUR	483	990
Orange SA	5.625%	1/23/34	GBP	400	755
Orange SA	1.375%	9/4/49	EUR	2,500	3,019

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orange SA	5.000%	10/29/49	EUR	8,413	11,454
Orange SA	5.750%	10/29/49	GBP	4,773	6,895
Orange SA	5.250%	12/29/49	EUR	6,610	8,426
Orange SA	2.375%	12/31/99	EUR	4,100	4,945
Pernod Ricard SA	0.000%	10/24/23	EUR	200	232
Pernod Ricard SA	1.125%	4/7/25	EUR	600	718
Pernod Ricard SA	1.500%	5/18/26	EUR	2,000	2,447
Pernod Ricard SA	1.750%	4/8/30	EUR	200	255
Pernod Ricard SA	0.875%	10/24/31	EUR	5,400	6,434
PSA Tresorerie GIE	6.000%	9/19/33	EUR	2,693	4,582
Publicis Groupe SA	1.125%	12/16/21	EUR	4,800	5,554
Publicis Groupe SA	0.500%	11/3/23	EUR	400	468
RCI Banque SA	1.875%	11/8/22	GBP	1,227	1,689
RCI Banque SA	1.000%	5/17/23	EUR	4,364	5,105
RCI Banque SA	0.500%	9/15/23	EUR	5,740	6,679
RCI Banque SA	1.375%	3/8/24	EUR	7,499	8,888
RCI Banque SA	1.625%	4/11/25	EUR	11,409	13,639
RCI Banque SA	1.750%	4/10/26	EUR	1,551	1,870
RCI Banque SA	1.625%	5/26/26	EUR	886	1,066
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	8,700	10,627
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	10,200	11,539
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	800	1,078
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	3,400	4,215
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	500	660
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	4,100	5,394
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	10,000	11,696
SANEF SA	0.950%	10/19/28	EUR	1,200	1,405
Sanofi	0.500%	3/21/23	EUR	9,800	11,434
Sanofi	2.500%	11/14/23	EUR	3,400	4,126
Sanofi	1.000%	4/1/25	EUR	10,200	12,191
Sanofi	1.750%	9/10/26	EUR	4,700	5,871
Sanofi	0.500%	1/13/27	EUR	500	589
Sanofi	1.125%	4/5/28	EUR	7,000	8,555
Sanofi	0.875%	3/21/29	EUR	6,800	8,178
Sanofi	1.500%	4/1/30	EUR	10,200	12,865
Sanofi	1.875%	3/21/38	EUR	4,800	6,619
SCOR SE	3.000%	6/8/46	EUR	2,400	3,048
SCOR SE	3.625%	5/27/48	EUR	6,700	9,017
SCOR SE	1.375%	9/17/51	EUR	3,000	3,421
Societe Generale SA	0.750%	5/26/23	EUR	3,400	3,992
Societe Generale SA	4.000%	6/7/23	EUR	3,000	3,682
Societe Generale SA	1.250%	2/15/24	EUR	12,600	14,983
Societe Generale SA	1.125%	1/23/25	EUR	7,700	9,156
Societe Generale SA	2.625%	2/27/25	EUR	100	124
Societe Generale SA	0.750%	1/25/27	EUR	11,500	13,355
Societe Generale SA	0.847%	5/26/27	JPY	1,400,000	12,240
Societe Generale SA	1.250%	12/7/27	GBP	5,000	6,519
Societe Generale SA	2.125%	9/27/28	EUR	7,500	9,387
Societe Generale SA	0.500%	6/12/29	EUR	7,600	8,555
Societe Generale SA	1.250%	6/12/30	EUR	5,600	6,587
Societe Generale SCF SA	4.250%	2/3/23	EUR	3,100	3,792
Societe Generale SFH SA	0.500%	1/20/23	EUR	1,100	1,285
Societe Generale SFH SA	0.250%	9/11/23	EUR	900	1,050
Societe Generale SFH SA	2.000%	4/29/24	EUR	9,100	11,081
Societe Generale SFH SA	0.500%	1/30/25	EUR	6,100	7,177

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Generale SFH SA	0.500%	1/28/26	EUR	7,600	8,967
Societe Generale SFH SA	0.750%	1/19/28	EUR	6,800	8,165
Societe Generale SFH SA	0.010%	2/11/30	EUR	2,500	2,839
Societe Generale SFH SA	0.010%	2/5/31	EUR	13,900	15,704
Sodexo SA	2.500%	6/24/26	EUR	483	618
Sodexo SA	1.750%	6/26/28	GBP	5,455	7,487
Sogecap SA	4.125%	12/29/49	EUR	100	129
Suez SA	2.750%	10/9/23	EUR	2,000	2,439
Suez SA	5.500%	7/22/24	EUR	3,200	4,259
Suez SA	1.000%	4/3/25	EUR	6,900	8,208
Suez SA	1.750%	9/10/25	EUR	500	612
Suez SA	1.250%	4/2/27	EUR	13,600	16,440
Suez SA	1.500%	4/3/29	EUR	6,600	8,139
Suez SA	1.625%	9/17/30	EUR	600	750
Suez SA	5.375%	12/2/30	GBP	900	1,578
TDF Infrastructure SAS	2.500%	4/7/26	EUR	700	865
Terega SA	2.200%	8/5/25	EUR	100	124
Terega SA	0.875%	9/17/30	EUR	3,400	3,917
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	9,000	11,633
TotalEnergies Capital International SA	2.125%	3/15/23	EUR	2,700	3,227
TotalEnergies Capital International SA	0.625%	10/4/24	EUR	8,000	9,430
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	9,200	11,124
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	6,315	8,788
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	5,300	6,810
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	3,000	3,841
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	6,800	8,342
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	15,200	17,932
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	800	994
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	7,000	9,121
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	6,800	8,664
TotalEnergies SE	2.625%	12/29/49	EUR	16,784	20,387
TotalEnergies SE	2.708%	12/29/49	EUR	9,272	11,043
TotalEnergies SE	3.369%	12/29/49	EUR	4,909	6,230
TotalEnergies SE	1.625%	12/31/99	EUR	8,470	9,754
TotalEnergies SE	1.750%	12/31/99	EUR	5,522	6,511
TotalEnergies SE	2.000%	12/31/99	EUR	2,000	2,300
TotalEnergies SE	2.125%	12/31/99	EUR	3,000	3,360
UMG Groupe VYV	1.625%	7/2/29	EUR	2,700	3,301
Unibail-Rodamco-Westfield SE	2.500%	2/26/24	EUR	1,289	1,581
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	6,818	8,118
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	7,700	9,172
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	471	569
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	500	637
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	2,400	2,850
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	13,600	15,740
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	300	362
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	5,113	6,100
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	10,200	12,528
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	3,000	3,508
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	8,500	9,382
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,900	2,339
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	3,000	3,420
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	886	1,082
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	800	997
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	4,900	5,469

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Veolia Environnement SA	0.892%	1/14/24	EUR	8,700	10,241
Veolia Environnement SA	1.590%	1/10/28	EUR	4,100	5,077
Veolia Environnement SA	0.927%	1/4/29	EUR	3,400	4,041
Veolia Environnement SA	6.125%	11/25/33	EUR	2,986	5,486
Vinci SA	1.000%	9/26/25	EUR	3,400	4,070
Vinci SA	2.250%	3/15/27	GBP	800	1,142
Vinci SA	1.625%	1/18/29	EUR	7,400	9,298
Vinci SA	1.750%	9/26/30	EUR	4,600	5,931
Vinci SA	2.750%	9/15/34	GBP	800	1,210
Vivendi SE	1.875%	5/26/26	EUR	400	499
Vivendi SE	1.125%	12/11/28	EUR	3,800	4,556
					3,547,322
Germany (2.4%)
Aareal Bank AG	0.125%	2/1/24	EUR	3,409	3,970
Aareal Bank AG	0.375%	7/15/25	EUR	1,500	1,760
Allianz Finance II BV	0.875%	1/15/26	EUR	1,400	1,672
Allianz Finance II BV	3.000%	3/13/28	EUR	1,900	2,584
Allianz Finance II BV	0.500%	1/14/31	EUR	8,500	9,884
Allianz SE	2.241%	7/7/45	EUR	4,600	5,610
Allianz SE	4.750%	12/31/49	EUR	3,700	4,625
Allianz SE	2.121%	7/8/50	EUR	2,700	3,281
Allianz SE	3.375%	12/31/99	EUR	5,800	7,205
alstria office REIT-AG	2.125%	4/12/23	EUR	200	237
alstria office REIT-AG	1.500%	11/15/27	EUR	16,800	19,948
Aroundtown SA	1.000%	1/7/25	EUR	500	587
Aroundtown SA	0.625%	7/9/25	EUR	1,400	1,624
Aroundtown SA	4.625%	9/18/25	CAD	835	715
Aroundtown SA	1.875%	1/19/26	EUR	13,600	16,567
Aroundtown SA	1.500%	5/28/26	EUR	6,600	7,915
Aroundtown SA	0.000%	7/16/26	EUR	4,000	4,478
Aroundtown SA	2.000%	11/2/26	EUR	4,600	5,644
Aroundtown SA	1.625%	1/31/28	EUR	2,900	3,471
Aroundtown SA	1.450%	7/9/28	EUR	9,200	10,877
Aroundtown SA	3.000%	10/16/29	GBP	6,068	8,693
Aroundtown SA	1.625%	12/31/99	EUR	2,000	2,207
Aroundtown SA	2.125%	12/31/99	EUR	2,700	3,119
Aroundtown SA	3.375%	12/31/99	EUR	2,000	2,397
BASF SE	1.375%	6/21/22	GBP	100	138
BASF SE	2.000%	12/5/22	EUR	6,818	8,088
BASF SE	0.875%	10/6/23	GBP	500	682
BASF SE	1.750%	3/11/25	GBP	644	896
BASF SE	0.875%	11/15/27	EUR	100	120
BASF SE	1.500%	5/22/30	EUR	5,455	6,901
BASF SE	0.875%	10/6/31	EUR	483	586
BASF SE	1.450%	12/13/32	EUR	11,200	14,292
Bayer AG	0.050%	1/12/25	EUR	8,500	9,792
Bayer AG	0.750%	1/6/27	EUR	8,800	10,308
Bayer AG	0.625%	7/12/31	EUR	5,900	6,557
Bayer AG	1.375%	7/6/32	EUR	6,800	8,019
Bayer AG	1.000%	1/12/36	EUR	5,900	6,457
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	10,200	11,886
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	500	606
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	6,900	8,774
Bayerische Landesbank	2.000%	7/11/22	EUR	564	663
Bayerische Landesbank	0.350%	12/1/22	EUR	3,409	3,973

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bayerische Landesbank	1.625%	4/18/23	EUR	3,409	4,055
Bayerische Landesbank	0.500%	3/19/25	EUR	6,818	8,035
Bayerische Landesbank	0.625%	7/19/27	EUR	1,363	1,625
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	4,288	5,099
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	2,045	2,481
Berlin Hyp AG	0.000%	11/29/21	EUR	800	925
Berlin Hyp AG	0.125%	10/23/23	EUR	17,387	20,241
Berlin Hyp AG	0.125%	1/5/24	EUR	3,409	3,970
Berlin Hyp AG	0.375%	5/3/24	EUR	5,325	6,240
Berlin Hyp AG	1.250%	1/22/25	EUR	400	479
Berlin Hyp AG	0.625%	10/22/25	EUR	500	593
Berlin Hyp AG	1.125%	10/25/27	EUR	100	120
Berlin Hyp AG	0.250%	5/19/33	EUR	8,880	10,178
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,300	1,537
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	4,000	4,850
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	5,400	6,836
BMW Canada Inc.	0.630%	1/16/23	CAD	2,000	1,607
BMW Canada Inc.	0.990%	1/14/25	CAD	2,000	1,576
BMW Finance NV	2.375%	1/24/23	EUR	400	478
BMW Finance NV	0.000%	4/14/23	EUR	15,892	18,436
BMW Finance NV	0.375%	7/10/23	EUR	7,159	8,360
BMW Finance NV	0.625%	10/6/23	EUR	7,636	8,963
BMW Finance NV	0.750%	4/15/24	EUR	614	725
BMW Finance NV	1.000%	11/14/24	EUR	8,031	9,570
BMW Finance NV	0.875%	4/3/25	EUR	6,273	7,457
BMW Finance NV	1.000%	8/29/25	EUR	5,441	6,510
BMW Finance NV	0.000%	1/11/26	EUR	8,470	9,742
BMW Finance NV	0.375%	1/14/27	EUR	10,227	11,919
BMW Finance NV	1.500%	2/6/29	EUR	10,794	13,522
BMW Finance NV	0.200%	1/11/33	EUR	5,929	6,493
BMW International Investment BV	1.875%	9/11/23	GBP	300	416
Brenntag Finance BV	1.125%	9/27/25	EUR	2,454	2,930
Commerzbank AG	0.250%	1/26/22	EUR	2,727	3,158
Commerzbank AG	0.500%	9/13/23	EUR	681	795
Commerzbank AG	0.050%	7/11/24	EUR	3,409	3,961
Commerzbank AG	0.625%	8/28/24	EUR	6,818	7,998
Commerzbank AG	0.625%	3/13/25	EUR	6,273	7,420
Commerzbank AG	0.625%	5/28/25	EUR	6,137	7,262
Commerzbank AG	0.875%	9/8/25	EUR	6,886	8,233
Commerzbank AG	1.000%	3/4/26	EUR	10,296	12,234
Commerzbank AG	0.500%	6/9/26	EUR	10,227	12,087
Commerzbank AG	0.500%	12/4/26	EUR	10,227	11,860
Commerzbank AG	0.125%	12/15/26	EUR	8,045	9,331
Commerzbank AG	0.625%	8/24/27	EUR	750	894
Commerzbank AG	1.500%	8/28/28	EUR	45	55
Commerzbank AG	0.010%	3/11/30	EUR	6,137	6,977
Commerzbank AG	1.250%	1/9/34	EUR	4,773	6,088
Covestro AG	1.750%	9/25/24	EUR	6,818	8,241
Covestro AG	0.875%	2/3/26	EUR	1,599	1,891
Daimler AG	0.000%	2/8/24	EUR	644	746
Daimler AG	0.375%	11/8/26	EUR	10,227	11,908
Daimler AG	1.000%	11/15/27	EUR	7,000	8,401
Daimler AG	0.750%	2/8/30	EUR	6,137	7,211
Daimler AG	0.750%	9/10/30	EUR	3,409	4,015
Daimler AG	2.000%	2/27/31	EUR	4,636	6,014

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Daimler AG	1.125%	11/6/31	EUR	6,818	8,187
Daimler AG	1.125%	8/8/34	EUR	6,137	7,346
Daimler AG	2.125%	7/3/37	EUR	4,235	5,669
Daimler Canada Finance Inc.	2.540%	8/21/23	CAD	2,000	1,646
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	2,450	2,035
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	1,840	1,464
Daimler International Finance BV	0.625%	2/27/23	EUR	7,416	8,673
Daimler International Finance BV	2.000%	9/4/23	GBP	500	693
Daimler International Finance BV	0.875%	4/9/24	EUR	2,011	2,378
Daimler International Finance BV	2.625%	4/7/25	EUR	14,442	18,136
Daimler International Finance BV	1.000%	11/11/25	EUR	14,318	17,111
Daimler International Finance BV	1.375%	6/26/26	EUR	11,864	14,486
Daimler International Finance BV	2.000%	8/22/26	EUR	11,880	14,895
Daimler International Finance BV	0.625%	5/6/27	EUR	10,227	12,031
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	3,500	4,074
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	600	720
Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	12,613	15,320
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	2,727	3,398
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	680	780
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	3,030	2,380
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	9,676	13,347
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,705	2,067
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	955	1,343
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	500	745
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	3,832	4,511
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	508	623
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	2,387	3,258
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,943	2,252
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	100	128
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	2,045	2,548
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	1,841	2,201
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	6,000	6,433
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	6,682	8,504
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	6,202	7,139
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	3,600	4,045
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	6,896	8,556
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	14,612	15,025
Deutsche Bahn Finance GmbH	0.950%	12/31/99	EUR	2,800	3,232
Deutsche Bank AG	2.375%	1/11/23	EUR	8,000	9,530
Deutsche Bank AG	1.125%	8/30/23	EUR	17,270	20,422
Deutsche Bank AG	0.625%	12/19/23	CHF	7,840	8,636
Deutsche Bank AG	3.875%	2/12/24	GBP	100	143
Deutsche Bank AG	0.250%	3/8/24	EUR	6,341	7,403
Deutsche Bank AG	2.625%	12/16/24	GBP	6,800	9,512
Deutsche Bank AG	2.625%	2/12/26	EUR	6,500	8,141
Deutsche Bank AG	0.000%	10/15/26	EUR	2,841	3,112
Deutsche Bank AG	1.625%	1/20/27	EUR	1,800	2,166
Deutsche Bank AG	0.750%	2/17/27	EUR	7,000	8,085
Deutsche Bank AG	1.750%	1/17/28	EUR	8,500	10,277
Deutsche Bank AG	0.250%	8/31/28	EUR	3,409	3,965
Deutsche Bank AG	1.750%	11/19/30	EUR	9,900	11,892
Deutsche Bank AG	1.375%	2/17/32	EUR	5,000	5,765
Deutsche Boerse AG	1.625%	10/8/25	EUR	2,794	3,430
Deutsche Boerse AG	1.125%	3/26/28	EUR	6,818	8,321
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	10,200	11,885

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	116
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	10,100	11,795
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	100	118
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,300	1,572
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,000	1,183
Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	6,818	7,923
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	13,600	15,728
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	27,900	33,234
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	4,159	5,502
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	6,818	8,705
Deutsche Post AG	2.750%	10/9/23	EUR	1,363	1,667
Deutsche Post AG	2.875%	12/11/24	EUR	1,363	1,723
Deutsche Post AG	0.375%	5/20/26	EUR	2,259	2,640
Deutsche Post AG	1.625%	12/5/28	EUR	13,925	17,553
Deutsche Post AG	0.750%	5/20/29	EUR	4,235	5,045
Deutsche Telekom AG	0.500%	7/5/27	EUR	25,367	29,627
Deutsche Telekom AG	1.375%	7/5/34	EUR	2,045	2,473
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,897	3,949
Deutsche Telekom AG	1.750%	12/9/49	EUR	3,409	4,223
Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	13,704	15,997
Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	8,181	9,566
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,997	3,768
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	6,307	8,503
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	10,227	14,631
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	15,044	18,246
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,100	2,527
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	200	244
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	100	138
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	3,569	4,408
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	614	1,226
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	5,932	7,653
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	614	1,205
Deutsche Wohnen SE	1.000%	4/30/25	EUR	6,800	8,069
DZ HYP AG	0.125%	9/30/22	EUR	8,863	10,300
DZ HYP AG	0.625%	6/5/24	EUR	100	118
DZ HYP AG	0.375%	6/6/25	EUR	1,400	1,644
DZ HYP AG	0.500%	11/13/25	EUR	10,909	12,882
DZ HYP AG	0.750%	2/2/26	EUR	6,800	8,116
DZ HYP AG	0.375%	3/31/26	EUR	4,227	4,969
DZ HYP AG	0.100%	8/31/26	EUR	800	928
DZ HYP AG	0.500%	9/30/26	EUR	6,818	8,062
DZ HYP AG	0.500%	4/1/27	EUR	3,400	4,024
DZ HYP AG	0.750%	6/30/27	EUR	818	982
DZ HYP AG	0.625%	8/30/27	EUR	6,800	8,112
DZ HYP AG	0.875%	1/30/29	EUR	6,818	8,291
DZ HYP AG	0.010%	4/20/29	EUR	50,000	57,176
DZ HYP AG	0.050%	6/29/29	EUR	6,818	7,805
DZ HYP AG	0.875%	1/18/30	EUR	8,300	10,114
DZ HYP AG	0.010%	3/29/30	EUR	16,941	19,262
DZ HYP AG	0.875%	4/17/34	EUR	6,818	8,355
E.ON International Finance BV	5.625%	12/6/23	GBP	954	1,423
E.ON International Finance BV	1.000%	4/13/25	EUR	3,409	4,054
E.ON International Finance BV	1.625%	5/30/26	EUR	8,727	10,715
E.ON International Finance BV	1.500%	7/31/29	EUR	34,554	42,776
E.ON International Finance BV	6.250%	6/3/30	GBP	14,591	26,444

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
E.ON International Finance BV	6.375%	6/7/32	GBP	4,295	8,174
E.ON International Finance BV	4.750%	1/31/34	GBP	3,600	6,212
E.ON International Finance BV	5.875%	10/30/37	GBP	7,800	15,628
E.ON International Finance BV	6.750%	1/27/39	GBP	850	1,866
E.ON International Finance BV	6.125%	7/6/39	GBP	2,050	4,296
E.ON SE	0.375%	4/20/23	EUR	2,897	3,376
E.ON SE	0.875%	5/22/24	EUR	500	591
E.ON SE	0.250%	10/24/26	EUR	10,227	11,798
E.ON SE	0.375%	9/29/27	EUR	3,409	3,949
E.ON SE	0.750%	2/20/28	EUR	6,699	7,916
E.ON SE	1.625%	5/22/29	EUR	3,235	4,033
E.ON SE	0.350%	2/28/30	EUR	9,309	10,550
E.ON SE	0.875%	8/20/31	EUR	11,350	13,355
E.ON SE	0.625%	11/7/31	EUR	11,795	13,453
E.ON SE	0.600%	10/1/32	EUR	2,287	2,603
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	2,000	2,325
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	2,000	2,328
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	7,700	9,131
EnBW International Finance BV	0.625%	4/17/25	EUR	15,182	17,847
EnBW International Finance BV	2.500%	6/4/26	EUR	1,363	1,741
EnBW International Finance BV	0.250%	10/19/30	EUR	6,477	7,280
EnBW International Finance BV	6.125%	7/7/39	EUR	2,922	6,202
Eurogrid GmbH	1.625%	11/3/23	EUR	5,100	6,078
Eurogrid GmbH	1.875%	6/10/25	EUR	13,500	16,510
Eurogrid GmbH	1.500%	4/18/28	EUR	4,100	5,040
Evonik Industries AG	0.625%	9/18/25	EUR	4,900	5,747
EWE AG	0.375%	10/22/32	EUR	36,049	39,682
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	7,117	8,476
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	8,470	9,643
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	1,072	1,466
Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	4,909	5,706
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	400	483
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	6,818	8,226
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	6,137	7,718
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	6,818	8,356
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	7,841	9,119
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	8,181	10,836
Grand City Properties SA	1.500%	4/17/25	EUR	3,400	4,094
Grand City Properties SA	1.375%	8/3/26	EUR	12,300	14,719
Grand City Properties SA	1.500%	2/22/27	EUR	1,400	1,681
Grand City Properties SA	1.500%	12/31/99	EUR	2,000	2,243
Grand City Properties SA	2.500%	12/31/99	EUR	800	943
Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	7,369	8,599
Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	10,900	12,728
Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	4,100	5,115
Hannover Rueck SE	3.375%	6/29/49	EUR	100	127
HeidelbergCement AG	2.250%	3/30/23	EUR	5,455	6,481
HeidelbergCement AG	2.250%	6/3/24	EUR	7,295	8,874
HeidelbergCement AG	1.500%	2/7/25	EUR	9,545	11,475
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	5,250	6,386
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	400	487
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	8,818	10,523
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	9,636	11,886
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	644	752
HOCHTIEF AG	0.625%	4/26/29	EUR	2,000	2,233

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Infineon Technologies AG	2.000%	6/24/32	EUR	3,000	3,781
ING-DiBa AG	0.250%	10/9/23	EUR	3,400	3,969
ING-DiBa AG	0.250%	11/16/26	EUR	3,400	3,976
ING-DiBa AG	0.125%	5/23/27	EUR	3,400	3,942
ING-DiBa AG	1.250%	10/9/33	EUR	7,000	8,941
ING-DiBa AG	1.000%	5/23/39	EUR	13,000	16,425
Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	4,700	5,440
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	1,363	1,590
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	1,300	1,518
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	6,800	7,943
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	6,400	8,761
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	6,818	7,996
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	23,800	27,552
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	5,598	6,412
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	2,100	2,378
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	15,300	17,789
Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	10,200	11,890
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	700	839
Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	6,800	7,965
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,400	1,631
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	6,100	7,136
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	500	590
LANXESS AG	2.625%	11/21/22	EUR	300	357
LANXESS AG	1.125%	5/16/25	EUR	6,477	7,742
LEG Immobilien SE	1.250%	1/23/24	EUR	700	828
LEG Immobilien SE	0.875%	11/28/27	EUR	3,300	3,878
Merck Financial Services GmbH	0.005%	12/15/23	EUR	13,600	15,774
Merck Financial Services GmbH	0.875%	7/5/31	EUR	600	714
Merck KGaA	3.375%	12/12/74	EUR	300	377
Merck KGaA	1.625%	9/9/80	EUR	7,500	8,864
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	591
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	818	974
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	8,863	10,567
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	10,227	12,206
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	8,693	11,643
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	6,341	7,977
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	8,470	8,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	6,300	7,228
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,900	3,811
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	750	879
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	6,818	7,945
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	4,500	5,459
Roadster Finance DAC	2.375%	12/8/32	EUR	400	487
Robert Bosch GmbH	1.750%	7/8/24	EUR	200	243
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	800	1,073
Santander Consumer Bank AG	0.250%	10/15/24	EUR	10,400	12,060
SAP SE	1.125%	2/20/23	EUR	1,807	2,121
SAP SE	0.750%	12/10/24	EUR	900	1,065
SAP SE	1.250%	3/10/28	EUR	3,900	4,783
SAP SE	0.375%	5/18/29	EUR	6,500	7,538
SAP SE	1.625%	3/10/31	EUR	11,700	14,845
Siemens Financieringsmaatschappij NV	0.375%	9/6/23	EUR	7,000	8,186
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	6,200	7,234

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	9,511	11,009
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	800	1,157
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	675
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	6,818	7,778
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	300	375
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	10,806	13,399
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	3,400	3,912
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	4,773	5,457
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	6,271	8,397
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	2,000	3,742
Talanx AG	2.500%	7/23/26	EUR	1,400	1,808
Talanx AG	2.250%	12/5/47	EUR	6,900	8,484
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	8,500	9,749
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	5,900	6,750
UniCredit Bank AG	0.125%	10/26/23	EUR	1,363	1,587
UniCredit Bank AG	1.875%	4/9/24	EUR	3,478	4,222
UniCredit Bank AG	0.625%	2/12/25	EUR	100	118
UniCredit Bank AG	0.625%	11/20/25	EUR	4,568	5,416
UniCredit Bank AG	0.500%	5/4/26	EUR	500	590
UniCredit Bank AG	0.010%	9/15/28	EUR	7,772	8,906
UniCredit Bank AG	0.875%	1/11/29	EUR	8,659	10,524
UniCredit Bank AG	0.010%	6/24/30	EUR	5,000	5,674
UniCredit Bank AG	0.250%	1/15/32	EUR	13,295	15,293
UniCredit Bank AG	0.850%	5/22/34	EUR	10,296	12,581
Vantage Towers AG	0.750%	3/31/30	EUR	1,600	1,823
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	5,522	6,737
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	7,841	9,991
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	4,000	4,468
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	7,772	9,096
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	27,900	33,157
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	886	1,057
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	3,600	4,548
Volkswagen Financial Services AG	0.875%	4/12/23	EUR	750	878
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	4,091	4,906
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	11,000	12,596
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	16,363	20,523
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	13,637	18,328
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	483	673
Volkswagen International Finance NV	3.375%	11/16/26	GBP	4,800	7,045
Volkswagen International Finance NV	1.875%	3/30/27	EUR	12,400	15,398
Volkswagen International Finance NV	3.250%	11/18/30	EUR	1,200	1,656
Volkswagen International Finance NV	4.125%	11/17/31	GBP	5,000	7,986
Volkswagen International Finance NV	1.250%	9/23/32	EUR	3,900	4,625
Volkswagen International Finance NV	3.300%	3/22/33	EUR	700	994
Volkswagen International Finance NV	4.125%	11/16/38	EUR	11,000	17,711
Volkswagen International Finance NV	4.625%	3/29/49	EUR	1,694	2,191
Volkswagen International Finance NV	5.125%	9/29/49	EUR	2,796	3,482
Volkswagen International Finance NV	2.700%	12/31/99	EUR	7,800	9,219
Volkswagen International Finance NV	3.375%	12/31/99	EUR	11,200	13,698
Volkswagen International Finance NV	3.500%	12/31/99	EUR	12,900	15,924
Volkswagen International Finance NV	3.875%	12/31/99	EUR	7,000	8,817
Volkswagen International Finance NV	3.875%	12/31/99	EUR	10,400	13,112
Volkswagen International Finance NV	4.625%	12/31/99	EUR	6,400	8,430
Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	6,800	8,035
Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	7,807	9,148

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	1,568	1,915
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	7,159	8,473
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	7,909	9,454
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,486	1,796
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	10,000	11,483
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	12,776	14,391
Vonovia Finance BV	0.750%	1/25/22	EUR	100	116
Vonovia Finance BV	0.875%	7/3/23	EUR	600	704
Vonovia Finance BV	2.250%	12/15/23	EUR	8,600	10,432
Vonovia Finance BV	1.500%	3/31/25	EUR	3,478	4,191
Vonovia Finance BV	1.800%	6/29/25	EUR	16,900	20,552
Vonovia Finance BV	1.125%	9/8/25	EUR	1,700	2,027
Vonovia Finance BV	1.500%	3/22/26	EUR	12,600	15,295
Vonovia Finance BV	1.500%	6/10/26	EUR	3,400	4,132
Vonovia Finance BV	1.750%	1/25/27	EUR	200	246
Vonovia Finance BV	0.625%	10/7/27	EUR	4,100	4,738
Vonovia Finance BV	1.500%	1/14/28	EUR	900	1,093
Vonovia Finance BV	2.250%	4/7/30	EUR	6,800	8,686
Vonovia Finance BV	1.125%	9/14/34	EUR	6,800	7,672
Vonovia Finance BV	2.750%	3/22/38	EUR	10,200	13,800
Vonovia Finance BV	4.000%	12/29/49	EUR	1,500	1,741
Vonovia SE	0.625%	12/14/29	EUR	9,200	10,429
Vonovia SE	1.000%	6/16/33	EUR	5,000	5,635
Vonovia SE	1.500%	6/14/41	EUR	8,000	9,094
VW Credit Canada Inc.	3.250%	3/29/23	CAD	5,795	4,801
VW Credit Canada Inc.	2.850%	9/26/24	CAD	1,156	960
VW Credit Canada Inc.	1.500%	9/23/25	CAD	4,225	3,340
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	6,800	7,977
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	6,800	8,234
					2,787,368
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	483	566
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	400,000	3,497
					4,063
Ireland (0.1%)
Bank of Ireland Group plc	1.375%	8/29/23	EUR	10,363	12,276
Bank of Ireland Group plc	1.000%	11/25/25	EUR	14,999	17,687
CRH Finance DAC	3.125%	4/3/23	EUR	7,398	8,941
CRH Finance DAC	1.375%	10/18/28	EUR	954	1,166
CRH Finland Services OYJ	0.875%	11/5/23	EUR	2,700	3,178
CRH Funding BV	1.625%	5/5/30	EUR	8,818	10,999
CRH SMW Finance DAC	1.250%	11/5/26	EUR	5,000	6,038
ESB Finance DAC	3.494%	1/12/24	EUR	681	847
ESB Finance DAC	2.125%	6/8/27	EUR	4,312	5,463
ESB Finance DAC	1.875%	6/14/31	EUR	7,409	9,460
ESB Finance DAC	2.125%	11/5/33	EUR	3,568	4,690
Freshwater Finance plc	5.182%	4/20/35	GBP	1,363	2,490
Freshwater Finance plc	4.607%	10/17/36	GBP	767	1,327
GAS Networks Ireland	1.375%	12/5/26	EUR	1,705	2,079
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	7,159	8,943
Ryanair DAC	1.125%	3/10/23	EUR	200	235
Ryanair DAC	1.125%	8/15/23	EUR	2,045	2,406
Ryanair DAC	2.875%	9/15/25	EUR	13,082	16,355

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	3,000	3,802
					118,382
Italy (0.8%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	4,091	5,094
2i Rete Gas SpA	1.608%	10/31/27	EUR	4,431	5,407
A2A SpA	1.250%	3/16/24	EUR	2,727	3,246
A2A SpA	0.625%	10/28/32	EUR	12,796	14,120
ACEA SpA	1.000%	10/24/26	EUR	4,173	4,962
ACEA SpA	1.500%	6/8/27	EUR	17,123	20,863
ACEA SpA	0.500%	4/6/29	EUR	9,190	10,455
ACEA SpA	0.250%	7/28/30	EUR	8,000	8,864
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	2,659	3,166
Aeroporti di Roma SPA	5.441%	2/20/23	GBP	250	359
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	4,963	6,627
Assicurazioni Generali SpA	7.750%	12/12/42	EUR	5,400	6,756
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	10,729	14,999
Assicurazioni Generali SpA	5.000%	6/8/48	EUR	2,045	2,819
ASTM SpA	1.625%	2/8/28	EUR	2,522	2,988
Banca Monte dei Paschi di Siena SpA	2.875%	7/16/24	EUR	3,845	4,778
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	6,137	7,630
Banco BPM SpA	0.625%	6/8/23	EUR	6,818	7,977
Banco BPM SpA	1.000%	1/23/25	EUR	10,227	12,175
Banco di Desio e della Brianza SpA	0.875%	9/12/24	EUR	10,909	12,902
Buzzi Unicem SpA	2.125%	4/28/23	EUR	886	1,050
Credit Agricole Italia SpA	0.875%	6/16/23	EUR	6,800	8,002
Credit Agricole Italia SpA	0.250%	9/30/24	EUR	7,300	8,509
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	3,800	4,497
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	10,200	12,338
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	3,400	3,952
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,400	1,786
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	3,400	4,684
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	600	759
Credito Emiliano SpA	1.125%	1/17/24	EUR	6,818	8,083
Enel Finance International NV	4.875%	4/17/23	EUR	1,636	2,034
Enel Finance International NV	5.250%	9/29/23	EUR	1,193	1,522
Enel Finance International NV	0.000%	6/17/24	EUR	5,754	6,658
Enel Finance International NV	5.625%	8/14/24	GBP	7,728	11,837
Enel Finance International NV	1.000%	9/16/24	EUR	2,591	3,076
Enel Finance International NV	1.966%	1/27/25	EUR	18,034	22,093
Enel Finance International NV	1.375%	6/1/26	EUR	25,489	30,887
Enel Finance International NV	1.125%	9/16/26	EUR	1,841	2,208
Enel Finance International NV	0.375%	6/17/27	EUR	15,045	17,344
Enel Finance International NV	1.000%	10/20/27	GBP	2,114	2,790
Enel Finance International NV	1.125%	10/17/34	EUR	3,545	4,180
Enel Finance International NV	0.875%	6/17/36	EUR	3,000	3,361
Enel Finance International NV	5.750%	9/14/40	GBP	7,219	14,860
Enel SpA	5.625%	6/21/27	EUR	2,096	3,117
Enel SpA	5.750%	6/22/37	GBP	2,045	4,059
Enel SpA	3.500%	5/24/80	EUR	10,455	13,034
Enel SpA	3.375%	11/24/81	EUR	8,300	10,503
Enel SpA	1.375%	12/31/99	EUR	10,000	11,346
Enel SpA	2.250%	12/31/99	EUR	11,900	14,256
Enel SpA	2.500%	12/31/99	EUR	7,568	9,071
Eni SpA	2.625%	11/22/21	EUR	2,045	2,368
Eni SpA	1.750%	1/18/24	EUR	7,472	8,986

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	0.625%	9/19/24	EUR	6,818	8,007
Eni SpA	3.750%	9/12/25	EUR	4,500	5,939
Eni SpA	1.500%	2/2/26	EUR	2,944	3,588
Eni SpA	1.500%	1/17/27	EUR	3,409	4,166
Eni SpA	1.625%	5/17/28	EUR	7,045	8,738
Eni SpA	1.125%	9/19/28	EUR	3,749	4,493
Eni SpA	0.625%	1/23/30	EUR	11,818	13,529
Eni SpA	1.000%	10/11/34	EUR	4,091	4,851
Eni SpA	2.625%	12/31/99	EUR	5,455	6,557
Eni SpA	2.750%	12/31/99	EUR	5,000	5,790
Eni SpA	3.375%	12/31/99	EUR	7,409	9,037
FCA Bank SpA	0.250%	2/28/23	EUR	10,227	11,873
Hera SpA	0.875%	10/14/26	EUR	3,409	4,036
Hera SpA	0.875%	7/5/27	EUR	6,818	8,093
Hera SpA	5.200%	1/29/28	EUR	4,091	6,135
Intesa Sanpaolo SpA	3.625%	12/5/22	EUR	2,800	3,379
Intesa Sanpaolo SpA	1.000%	1/27/23	EUR	12,613	14,821
Intesa Sanpaolo SpA	2.125%	8/30/23	EUR	5,455	6,566
Intesa Sanpaolo SpA	4.000%	10/30/23	EUR	4,159	5,203
Intesa Sanpaolo SpA	1.375%	1/18/24	EUR	10,227	12,181
Intesa Sanpaolo SpA	3.125%	2/5/24	EUR	2,727	3,387
Intesa Sanpaolo SpA	0.500%	3/5/24	EUR	3,400	3,993
Intesa Sanpaolo SpA	1.500%	4/10/24	EUR	3,409	4,073
Intesa Sanpaolo SpA	1.000%	7/4/24	EUR	3,954	4,673
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	3,749	4,403
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	7,100	9,127
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	1,705	2,056
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	3,400	4,095
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	6,818	8,190
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,700	3,554
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	6,818	7,986
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	8,863	10,423
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	9,341	11,409
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	17,780	21,677
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	6,137	7,501
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	2,045	2,824
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	5,000	6,780
Intesa Sanpaolo SPA	1.250%	1/15/30	EUR	500	622
Iren SpA	0.875%	11/4/24	EUR	3,136	3,703
Iren SpA	1.950%	9/19/25	EUR	4,091	5,006
Italgas SpA	0.875%	4/24/30	EUR	4,091	4,764
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	4,773	5,653
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	7,363	8,978
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	10,909	12,757
Mediobanca Banca di Credito Finanziario SPA	1.250%	11/24/29	EUR	1,772	2,213
Snam SpA	0.000%	5/12/24	EUR	2,045	2,366
Snam SpA	0.875%	10/25/26	EUR	13,401	15,877
Snam SpA	1.000%	9/12/34	EUR	5,455	6,337
Snam SPA	1.000%	9/18/23	EUR	100	118
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	6,641	8,076
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	9,068	10,822
UniCredit SpA	2.000%	3/4/23	EUR	6,818	8,100
UniCredit SpA	5.250%	4/30/23	EUR	6,137	7,682
UniCredit SpA	1.250%	6/25/25	EUR	21,607	25,596
UniCredit SpA	1.250%	6/16/26	EUR	11,859	14,048

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UniCredit SpA	0.375%	10/31/26	EUR	12,989	15,118
	UniCredit SpA	2.200%	7/22/27	EUR	16,818	20,446
	UniCredit SpA	1.800%	1/20/30	EUR	6,776	7,994
	UniCredit SpA	0.850%	1/19/31	EUR	16,011	17,864
						876,710
Japan (0.3%)
	Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	4,773	5,524
	Central Nippon Expressway Co. Ltd.	0.040%	8/19/24	JPY	50,000	438
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	200,000	1,804
	Denso Corp.	0.315%	3/17/28	JPY	500,000	4,413
	East Japan Railway Co.	1.162%	9/15/28	GBP	2,012	2,687
	East Japan Railway Co.	4.875%	6/14/34	GBP	3,750	6,882
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	340,000	2,984
	East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	900,000	7,899
	East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	890,000	7,796
	Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	900
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	900,000	7,983
	JT International Financial Services BV	1.000%	11/26/29	EUR	7,636	8,958
	JT International Financial Services BV	2.750%	9/28/33	GBP	3,478	5,062
	JT International Financial Services BV	2.375%	4/7/81	EUR	6,818	8,232
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	63,000	555
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	119,000	1,060
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	166,000	1,480
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	477,000	4,244
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	136,000	1,219
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	47,000	413
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	122,000	1,082
	Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	6,818	7,967
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	200,000	1,782
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	12,955	15,304
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	200,000	1,762
	Mitsubishi UFJ Financial Group Inc.	0.366%	7/29/26	JPY	164,000	1,433
	Mitsubishi UFJ Financial Group Inc.	0.652%	7/26/27	JPY	136,000	1,205
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	200,000	1,760
	Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	300,000	2,630
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	10,909	12,774
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	1,568	1,835
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	3,375	3,997
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	178,000	1,571
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	3,409	3,823
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	6,818	7,862
	MUFG Bank Ltd.	1.390%	5/31/22	JPY	100,000	884
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	300,000	2,790
[6]	New Kansai International Airport Co. Ltd.	0.882%	6/27/23	JPY	34,100	304
[3]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	1,528	1,827
	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	6,818	8,455
[3]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	4,500	5,581
	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	5,000	6,412
[3]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	4,159	5,333
	NTT Finance Corp.	0.010%	3/3/25	EUR	10,164	11,722
	NTT Finance Corp.	0.342%	3/3/30	EUR	5,082	5,780
	NTT Finance Corp.	0.380%	9/20/30	JPY	3,300,000	29,368
	Panasonic Corp.	0.300%	9/20/23	JPY	300,000	2,656
	Panasonic Corp.	0.934%	3/19/25	JPY	800,000	7,206
	Panasonic Corp.	0.470%	9/18/26	JPY	1,200,000	10,616

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Shinkin Central Bank	0.110%	6/27/23	JPY	200,000	1,757
Shinkin Central Bank	0.110%	10/27/23	JPY	140,000	1,230
Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	500	608
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	14,124	16,232
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	6,818	7,897
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	4,773	5,523
Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	1,091	1,282
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,000,000	8,841
Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	200	237
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	7,636	9,294
Sumitomo Mitsui Financial Group Inc.	0.585%	3/16/28	JPY	194,000	1,693
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	7,499	8,563
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	12,341	13,976
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	5,864	7,385
Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	9,477	11,178
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	14,182	19,318
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	5,795	7,361
Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	15,477	18,158
West Nippon Expressway Co. Ltd.	0.070%	9/20/23	JPY	690,000	6,070
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	740,000	6,536
					399,393
Luxembourg (0.1%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,500	1,704
ArcelorMittal SA	1.750%	11/19/25	EUR	5,692	6,874
Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	9,750	11,665
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	6,511	7,567
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	11,591	13,608
Logicor Financing Sarl	1.500%	11/14/22	EUR	4,773	5,589
Logicor Financing Sarl	2.250%	5/13/25	EUR	2,114	2,589
Logicor Financing Sarl	1.625%	7/15/27	EUR	6,818	8,186
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,318	6,996
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,000	3,295
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	6,800	7,925
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	3,400	3,964
Prologis International Funding II SA	1.750%	3/15/28	EUR	500	621
Prologis International Funding II SA	0.875%	7/9/29	EUR	4,091	4,790
Prologis International Funding II SA	1.625%	6/17/32	EUR	2,727	3,307
SELP Finance Sarl	1.250%	10/25/23	EUR	2,796	3,301
SELP Finance Sarl	1.500%	12/20/26	EUR	10,000	12,025
					104,006
Mexico (0.0%)
America Movil SAB de CV	1.500%	3/10/24	EUR	483	577
America Movil SAB de CV	5.000%	10/27/26	GBP	1,568	2,480
America Movil SAB de CV	0.750%	6/26/27	EUR	2,932	3,431
America Movil SAB de CV	2.125%	3/10/28	EUR	3,478	4,394
America Movil SAB de CV	5.750%	6/28/30	GBP	2,659	4,693
America Movil SAB de CV	4.375%	8/7/41	GBP	6,332	11,225
America Movil SAB de CV	6.375%	9/6/73	EUR	5,727	7,328
					34,128

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Netherlands (0.9%)
ABN AMRO Bank NV	0.500%	7/17/23	EUR	2,045	2,394
ABN AMRO Bank NV	2.500%	9/5/23	EUR	4,773	5,800
ABN AMRO Bank NV	2.500%	11/29/23	EUR	2,796	3,413
ABN AMRO Bank NV	0.875%	1/15/24	EUR	4,091	4,840
ABN AMRO Bank NV	2.375%	1/23/24	EUR	11,182	13,667
ABN AMRO Bank NV	1.375%	1/16/25	GBP	500	685
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,100	19,278
ABN AMRO Bank NV	0.875%	1/14/26	EUR	800	959
ABN AMRO Bank NV	0.600%	1/15/27	EUR	10,200	11,854
ABN AMRO Bank NV	1.500%	9/30/30	EUR	14,795	18,985
ABN AMRO Bank NV	1.000%	4/13/31	EUR	5,400	6,672
ABN AMRO Bank NV	1.000%	6/2/33	EUR	17,000	19,496
ABN AMRO Bank NV	1.375%	1/10/34	EUR	9,700	12,532
ABN AMRO Bank NV	0.375%	1/14/35	EUR	27,200	31,265
ABN AMRO Bank NV	1.375%	1/12/37	EUR	14,900	19,501
ABN AMRO Bank NV	1.450%	4/12/38	EUR	2,400	3,202
ABN AMRO Bank NV	1.125%	4/23/39	EUR	3,400	4,361
ABN AMRO Bank NV	0.400%	9/17/41	EUR	13,400	15,246
Aegon Bank NV	0.250%	5/25/55	EUR	12,500	14,565
Aegon Bank NV	0.375%	11/21/56	EUR	6,800	7,954
Aegon Bank NV	0.750%	6/27/59	EUR	1,700	2,027
Aegon NV	1.000%	12/8/23	EUR	750	888
Aegon NV	6.625%	12/16/39	GBP	614	1,431
Aegon NV	4.000%	4/25/44	EUR	1,363	1,707
Akzo Nobel NV	1.750%	11/7/24	EUR	2,454	2,994
Akzo Nobel NV	1.125%	4/8/26	EUR	2,796	3,382
Alliander NV	2.875%	6/14/24	EUR	500	625
Alliander NV	0.375%	6/10/30	EUR	8,470	9,763
ASML Holding NV	3.375%	9/19/23	EUR	681	841
ASML Holding NV	1.375%	7/7/26	EUR	7,363	8,983
ASML Holding NV	1.625%	5/28/27	EUR	954	1,186
ASR Nederland NV	5.125%	9/29/45	EUR	2,045	2,752
ASR Nederland NV	3.375%	5/2/49	EUR	4,193	5,373
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	5,455	6,535
Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	8,328	9,725
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	3,921	4,722
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	2,284	2,817
Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	11,800	13,869
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	2,700	3,671
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	13,637	18,172
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	3,954	4,804
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	550	449
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,725	5,913
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	3,000	3,686
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	10,645	17,008
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	7,500	9,071
Cooperatieve Rabobank UA	0.875%	5/5/28	EUR	12,300	14,531
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	6,800	8,254
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	6,477	10,277
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	4,846	8,150
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	5,100	6,445
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	10,200	11,540
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	4,700	6,313
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	8,100	9,785

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	644	1,374
CTP NV	0.750%	2/18/27	EUR	3,000	3,434
CTP NV	1.250%	6/21/29	EUR	5,000	5,714
de Volksbank NV	0.500%	1/30/26	EUR	5,000	5,891
de Volksbank NV	0.250%	6/22/26	EUR	4,000	4,572
de Volksbank NV	0.750%	5/18/27	EUR	3,400	4,074
de Volksbank NV	0.750%	10/24/31	EUR	3,409	4,109
Enexis Holding NV	0.875%	4/28/26	EUR	8,100	9,678
EXOR NV	1.750%	1/18/28	EUR	3,614	4,431
EXOR NV	2.250%	4/29/30	EUR	6,776	8,554
Heineken NV	1.500%	12/7/24	EUR	3,478	4,189
Heineken NV	1.625%	3/30/25	EUR	5,455	6,627
Heineken NV	2.875%	8/4/25	EUR	4,022	5,156
Heineken NV	1.375%	1/29/27	EUR	6,886	8,402
Heineken NV	1.500%	10/3/29	EUR	500	619
Heineken NV	2.250%	3/30/30	EUR	10,227	13,417
Heineken NV	1.750%	5/7/40	EUR	5,929	7,302
ING Bank NV	1.875%	5/22/23	EUR	11,864	14,183
ING Bank NV	0.875%	4/11/28	EUR	10,600	12,846
ING Groep NV	1.000%	9/20/23	EUR	4,100	4,841
ING Groep NV	1.125%	2/14/25	EUR	9,700	11,550
ING Groep NV	2.125%	1/10/26	EUR	10,200	12,696
ING Groep NV	3.000%	2/18/26	GBP	4,700	6,793
ING Groep NV	2.500%	2/15/29	EUR	6,800	8,235
ING Groep NV	0.250%	2/18/29	EUR	9,100	10,198
ING Groep NV	1.625%	9/26/29	EUR	18,100	21,529
ING Groep NV	0.250%	2/1/30	EUR	3,400	3,773
Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	120
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,159	1,415
Koninklijke DSM NV	1.000%	4/9/25	EUR	2,182	2,605
Koninklijke DSM NV	0.750%	9/28/26	EUR	100	119
Koninklijke KPN NV	0.625%	4/9/25	EUR	6,800	7,992
Koninklijke KPN NV	5.000%	11/18/26	GBP	2,495	3,865
Koninklijke KPN NV	5.750%	9/17/29	GBP	3,692	6,137
Koninklijke Philips NV	0.500%	5/22/26	EUR	100	117
Koninklijke Philips NV	1.375%	5/2/28	EUR	5,250	6,437
Koninklijke Philips NV	2.000%	3/30/30	EUR	6,818	8,790
LeasePlan Corp. NV	3.500%	4/9/25	EUR	5,000	6,409
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	9,000	10,499
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	5,200	6,145
Nationale-Nederlanden Bank NV	0.250%	2/27/56	EUR	7,500	8,743
Nationale-Nederlanden Bank NV	0.500%	10/10/56	EUR	700	822
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,023	1,207
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	8,578	10,284
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	2,045	2,319
NIBC Bank NV	1.125%	4/19/23	EUR	16,568	19,496
NIBC Bank NV	3.125%	11/15/23	GBP	8,100	11,443
NIBC Bank NV	0.875%	7/8/25	EUR	15,700	18,519
NIBC Bank NV	0.250%	9/9/26	EUR	12,000	13,653
NIBC Bank NV	0.500%	3/19/27	EUR	10,400	12,240
NIBC Bank NV	1.000%	9/11/28	EUR	3,400	4,134
NIBC Bank NV	0.010%	10/15/29	EUR	6,800	7,677
NIBC Bank NV	0.625%	6/1/58	EUR	7,900	9,349
NN Group NV	0.875%	1/13/23	EUR	500	584
NN Group NV	1.625%	6/1/27	EUR	330	408

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NN Group NV	4.625%	1/13/48	EUR	5,727	7,781
NN Group NV	4.375%	6/29/49	EUR	681	857
PostNL NV	1.000%	11/21/24	EUR	1,296	1,534
PostNL NV	0.625%	9/23/26	EUR	3,409	3,994
Royal Schiphol Group NV	0.000%	4/22/25	EUR	1,270	1,461
Royal Schiphol Group NV	2.000%	4/6/29	EUR	24,545	31,315
Shell International Finance BV	1.125%	4/7/24	EUR	7,159	8,523
Shell International Finance BV	0.375%	2/15/25	EUR	16,094	18,801
Shell International Finance BV	1.625%	1/20/27	EUR	16,657	20,642
Shell International Finance BV	0.125%	11/8/27	EUR	3,409	3,892
Shell International Finance BV	1.250%	5/12/28	EUR	483	588
Shell International Finance BV	0.750%	8/15/28	EUR	6,818	8,016
Shell International Finance BV	1.000%	12/10/30	GBP	2,273	2,899
Shell International Finance BV	1.875%	4/7/32	EUR	6,818	8,670
Shell International Finance BV	0.875%	11/8/39	EUR	6,750	7,298
Shell International Finance BV	1.750%	9/10/52	GBP	3,409	4,092
Stedin Holding NV	0.875%	10/24/25	EUR	19,909	23,662
Stedin Holding NV	1.375%	9/19/28	EUR	3,409	4,191
Stedin Holding NV	0.500%	11/14/29	EUR	3,409	3,941
TenneT Holding BV	0.750%	6/26/25	EUR	6,818	8,071
TenneT Holding BV	1.000%	6/13/26	EUR	200	240
TenneT Holding BV	1.375%	6/5/28	EUR	19,179	23,579
TenneT Holding BV	1.375%	6/26/29	EUR	7,175	8,831
TenneT Holding BV	1.250%	10/24/33	EUR	1,091	1,329
TenneT Holding BV	1.875%	6/13/36	EUR	1,694	2,212
TenneT Holding BV	1.500%	6/3/39	EUR	15,243	19,141
TenneT Holding BV	0.500%	11/30/40	EUR	8,181	8,624
Vesteda Finance BV	1.500%	5/24/27	EUR	2,727	3,322
Wolters Kluwer NV	2.875%	3/21/23	EUR	3,409	4,109
					1,061,688
New Zealand (0.1%)
ASB Finance Ltd.	0.125%	10/18/23	EUR	3,341	3,884
ASB Finance Ltd.	0.625%	10/18/24	EUR	2,471	2,911
ASB Finance Ltd.	0.750%	10/9/25	EUR	3,409	4,043
ASB Finance Ltd.	0.250%	5/21/31	EUR	40,383	45,952
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	3,478	4,065
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	10,227	12,073
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	818	1,302
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,036	1,223
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	300	244
Transpower New Zealand Ltd.	5.750%	8/28/23	AUD	320	260
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	6,818	7,998
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	3,950	4,368
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	5,455	6,363
					94,686
Norway (0.4%)
Avinor A/S	1.000%	4/29/25	EUR	100	119
DNB Bank ASA	0.600%	9/25/23	EUR	4,091	4,805
DNB Bank ASA	0.250%	4/9/24	EUR	2,335	2,725
DNB Bank ASA	1.125%	3/20/28	EUR	6,341	7,427
DNB Boligkreditt A/S	1.875%	11/21/22	EUR	8,863	10,494
DNB Boligkreditt A/S	0.250%	4/18/23	EUR	8,114	9,458
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	6,818	7,989
DNB Boligkreditt A/S	0.625%	6/19/25	EUR	100	118
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	10,227	12,118

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	13,704	15,973
Eika Boligkreditt A/S	2.125%	1/30/23	EUR	8,181	9,754
Eika Boligkreditt A/S	0.375%	4/20/23	EUR	100	117
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	1,091	1,278
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	21,176	24,242
Equinor ASA	2.875%	9/10/25	EUR	7,772	10,018
Equinor ASA	0.750%	11/9/26	EUR	9,750	11,542
Equinor ASA	1.250%	2/17/27	EUR	13,568	16,454
Equinor ASA	6.125%	11/27/28	GBP	200	356
Equinor ASA	6.875%	3/11/31	GBP	4,875	9,570
Equinor ASA	1.375%	5/22/32	EUR	13,398	16,420
Equinor ASA	1.625%	2/17/35	EUR	3,478	4,342
Equinor ASA	1.625%	11/9/36	EUR	1,363	1,703
Equinor ASA	4.250%	4/10/41	GBP	550	1,019
Norsk Hydro ASA	1.125%	4/11/25	EUR	818	969
Santander Consumer Bank A/S	0.750%	3/1/23	EUR	18,900	22,108
Santander Consumer Bank A/S	0.125%	9/11/24	EUR	17,200	19,882
SpareBank 1 Boligkreditt A/S	0.750%	9/5/22	EUR	6,818	7,963
SpareBank 1 Boligkreditt A/S	0.375%	3/9/23	EUR	8,011	9,350
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	6,818	7,916
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	28,295	33,010
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	6,818	8,322
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	6,818	7,805
Sparebank 1 Oestlandet	0.875%	3/13/23	EUR	100	117
SpareBank 1 SMN	0.750%	7/3/23	EUR	1,841	2,162
SpareBank 1 SMN	0.010%	2/18/28	EUR	6,776	7,583
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	2,727	3,201
Sparebanken Vest Boligkreditt A/S	0.375%	2/14/24	EUR	21,176	24,804
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	6,818	8,088
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	35,568	41,908
SR-Boligkreditt A/S	0.750%	1/18/23	EUR	6,818	7,990
SR-Boligkreditt A/S	0.375%	10/3/24	EUR	13,091	15,334
Statkraft A/S	2.500%	11/28/22	EUR	1,705	2,029
Statkraft A/S	1.125%	3/20/25	EUR	10,227	12,208
Statkraft A/S	1.500%	3/26/30	EUR	1,848	2,301
Statnett SF	0.875%	3/8/25	EUR	3,409	4,035
Statnett SF	1.250%	4/26/30	EUR	2,638	3,225
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	1,000	1,119
Telenor ASA	2.500%	5/22/25	EUR	1,636	2,060
Telenor ASA	0.750%	5/31/26	EUR	11,045	13,070
Telenor ASA	1.125%	5/31/29	EUR	9,116	11,037
					457,637
Poland (0.0%)
ORLEN Capital AB	2.500%	6/7/23	EUR	3,886	4,669
Portugal (0.1%)
Banco Santander Totta SA	0.875%	4/25/24	EUR	100	118
Banco Santander Totta SA	1.250%	9/26/27	EUR	6,300	7,770
Brisa-Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	238
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	9,100	11,628
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	11,300	13,877
EDP Finance BV	2.375%	3/23/23	EUR	644	772
EDP Finance BV	1.875%	9/29/23	EUR	6,068	7,289
EDP Finance BV	8.625%	1/4/24	GBP	6,140	9,700
EDP Finance BV	1.125%	2/12/24	EUR	7,772	9,231
EDP Finance BV	2.000%	4/22/25	EUR	11,045	13,586

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	EDP Finance BV	1.875%	10/13/25	EUR	818	1,007
	EDP Finance BV	1.625%	1/26/26	EUR	12,613	15,416
	EDP Finance BV	0.375%	9/16/26	EUR	6,818	7,894
	EDP Finance BV	1.500%	11/22/27	EUR	1,960	2,403
	Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	1,700	2,012
	Ren Finance BV	1.750%	1/18/28	EUR	1,807	2,234
						105,175
Romania (0.0%)
	NE Property BV	1.875%	10/9/26	EUR	4,091	4,866
Russia (0.0%)
	Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	244
	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	EUR	500	607
	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	EUR	500	606
	Gazprom PJSC Via Gaz Capital SA	4.250%	4/6/24	GBP	2,484	3,577
	Gazprom PJSC via Gaz Finance plc	2.950%	4/15/25	EUR	7,140	8,729
	Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	1,363	2,471
						16,234
Singapore (0.1%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	7,499	8,763
	DBS Group Holdings Ltd.	1.500%	4/11/28	EUR	3,409	4,023
	DBS Group Holdings Ltd.	3.980%	12/31/99	SGD	1,000	772
	Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	1,405	1,638
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	6,818	8,039
	Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/99	SGD	1,750	1,336
	Temasek Financial I Ltd.	0.500%	11/20/31	EUR	14,999	17,208
	Temasek Financial I Ltd.	5.125%	7/26/40	GBP	4,431	9,393
	Temasek Financial I Ltd.	1.250%	11/20/49	EUR	3,363	4,430
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	8,523	10,010
	United Overseas Bank Ltd.	0.100%	5/25/29	EUR	19,200	21,927
						87,539
South Africa (0.0%)
	Anglo American Capital plc	1.625%	9/18/25	EUR	250	302
	Anglo American Capital plc	1.625%	3/11/26	EUR	5,200	6,248
						6,550
South Korea (0.0%)
[3]	LG Chem Ltd.	0.500%	4/15/23	EUR	750	872
	Shinhan Bank Co. Ltd.	1.340%	8/27/22	KRW	6,000,000	5,132
						6,004
Spain (0.8%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	6,900	8,470
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	200	249
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,700	3,153
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	600	718
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	2,000	2,910
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,100	1,292
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	4,700	5,906
	Abertis Infraestructuras SA	1.250%	2/7/28	EUR	3,400	4,012
	Abertis Infraestructuras SA	2.250%	3/29/29	EUR	7,600	9,509
	Abertis Infraestructuras SA	3.000%	3/27/31	EUR	2,400	3,182
	Abertis Infraestructuras SA	1.875%	3/26/32	EUR	4,100	4,966
	ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	2,600	3,149
	Amadeus IT Group SA	1.875%	9/24/28	EUR	5,000	6,106
	AYT Cedulas Cajas Global FTA	3.750%	12/14/22	EUR	700	846

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AYT Cedulas Cajas Global FTA	4.250%	10/25/23	EUR	900	1,130
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	7,300	10,475
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	6,800	8,887
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	4,100	4,985
Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	14,300	16,742
Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	2,000	2,370
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	2,000	2,455
Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	2,000	2,329
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	4,800	6,290
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	10,200	12,257
Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	7,200	8,261
Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	4,600	6,015
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	14,300	16,542
Banco de Sabadell SA	0.875%	3/5/23	EUR	3,400	3,974
Banco de Sabadell SA	0.125%	10/20/23	EUR	5,300	6,163
Banco de Sabadell SA	1.625%	3/7/24	EUR	12,700	15,183
Banco de Sabadell SA	0.625%	6/10/24	EUR	20,800	24,479
Banco de Sabadell SA	1.125%	3/11/27	EUR	4,500	5,303
Banco Santander SA	1.375%	12/14/22	EUR	4,700	5,535
Banco Santander SA	0.750%	6/12/23	CHF	3,000	3,318
Banco Santander SA	2.750%	9/12/23	GBP	3,600	5,051
Banco Santander SA	1.375%	7/31/24	GBP	2,700	3,696
Banco Santander SA	1.125%	11/27/24	EUR	9,800	11,730
Banco Santander SA	0.463%	12/5/24	JPY	1,400,000	12,315
Banco Santander SA	1.125%	1/17/25	EUR	2,700	3,205
Banco Santander SA	2.500%	3/18/25	EUR	6,600	8,144
Banco Santander SA	1.000%	4/7/25	EUR	29,300	35,006
Banco Santander SA	1.375%	1/5/26	EUR	4,200	5,043
Banco Santander SA	1.500%	1/25/26	EUR	17,700	21,712
Banco Santander SA	3.875%	2/6/26	EUR	400	538
Banco Santander SA	3.250%	4/4/26	EUR	6,400	8,185
Banco Santander SA	0.300%	10/4/26	EUR	6,800	7,842
Banco Santander SA	0.500%	2/4/27	EUR	3,400	3,904
Banco Santander SA	0.500%	3/24/27	EUR	9,000	10,360
Banco Santander SA	4.625%	5/4/27	EUR	1,000	1,446
Banco Santander SA	2.125%	2/8/28	EUR	1,700	2,082
Banco Santander SA	0.310%	6/9/28	CHF	5,800	6,278
Banco Santander SA	1.125%	10/25/28	EUR	3,500	4,314
Banco Santander SA	0.875%	5/9/31	EUR	6,900	8,404
Banco Santander SA	0.100%	2/27/32	EUR	10,800	12,201
Banco Santander SA	2.000%	11/27/34	EUR	7,900	10,947
Bankinter SA	1.000%	2/5/25	EUR	5,600	6,674
Bankinter SA	1.250%	2/7/28	EUR	500	614
CaixaBank SA	1.125%	1/12/23	EUR	1,400	1,643
CaixaBank SA	1.000%	2/8/23	EUR	4,200	4,936
CaixaBank SA	0.750%	4/18/23	EUR	1,100	1,288
CaixaBank SA	1.750%	10/24/23	EUR	6,800	8,130
CaixaBank SA	2.375%	2/1/24	EUR	4,500	5,465
CaixaBank SA	2.625%	3/21/24	EUR	3,800	4,679
CaixaBank SA	1.125%	5/17/24	EUR	5,400	6,412
CaixaBank SA	4.000%	2/3/25	EUR	8,400	10,979
CaixaBank SA	3.875%	2/17/25	EUR	11,500	14,989
CaixaBank SA	0.625%	3/27/25	EUR	12,200	14,395
CaixaBank SA	1.000%	9/25/25	EUR	7,600	9,093

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	1.125%	3/27/26	EUR	6,800	8,123
CaixaBank SA	1.375%	6/19/26	EUR	3,400	4,061
CaixaBank SA	0.750%	7/9/26	EUR	16,700	19,616
CaixaBank SA	0.750%	7/10/26	EUR	11,800	13,847
CaixaBank SA	1.125%	11/12/26	EUR	3,400	4,009
CaixaBank SA	1.250%	1/11/27	EUR	600	733
CaixaBank SA	1.000%	1/17/28	EUR	3,700	4,488
CaixaBank SA	2.750%	7/14/28	EUR	2,700	3,239
CaixaBank SA	2.250%	4/17/30	EUR	9,500	11,457
CaixaBank SA	4.125%	3/24/36	EUR	3,200	5,560
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	4,300	5,098
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	10,200	11,980
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	2,400	2,901
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	800	1,050
Criteria Caixa SA	1.500%	5/10/23	EUR	1,800	2,129
Criteria Caixa SA	0.875%	10/28/27	EUR	4,300	4,978
Enagas Financiaciones SA	1.000%	3/25/23	EUR	100	118
Enagas Financiaciones SA	1.250%	2/6/25	EUR	3,500	4,206
Enagas Financiaciones SA	1.375%	5/5/28	EUR	200	247
Eurocaja Rural SCC	0.875%	5/27/24	EUR	3,400	4,017
FCC Aqualia SA	2.629%	6/8/27	EUR	1,500	1,907
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	3,400	4,183
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	3,150	4,889
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	4,000	4,738
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	300	357
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	8,200	9,743
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	600	759
Iberdrola International BV	1.125%	1/27/23	EUR	200	235
Iberdrola International BV	1.750%	9/17/23	EUR	6,800	8,149
Iberdrola International BV	1.875%	10/8/24	EUR	400	488
Iberdrola International BV	0.375%	9/15/25	EUR	11,300	13,204
Iberdrola International BV	1.125%	4/21/26	EUR	2,900	3,502
Iberdrola International BV	1.874%	12/31/99	EUR	13,400	15,786
Iberdrola International BV	1.875%	12/31/99	EUR	700	825
IE2 Holdco SAU	2.875%	6/1/26	EUR	13,700	17,403
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	3,000	3,591
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	5,700	6,908
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,700	3,320
LEG Immobilien SE	1.000%	3/14/23	EUR	12,400	14,582
Mapfre SA	1.625%	5/19/26	EUR	1,300	1,605
Mapfre SA	4.375%	3/31/47	EUR	3,000	3,988
Mapfre SA	4.125%	9/7/48	EUR	4,800	6,441
Merlin Properties Socimi SA	2.225%	4/25/23	EUR	400	475
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	6,593	7,966
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	7,000	7,991
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	4,100	4,684
Naturgy Capital Markets SA	1.125%	4/11/24	EUR	3,000	3,555
Naturgy Finance BV	2.875%	3/11/24	EUR	2,700	3,334
Naturgy Finance BV	0.875%	5/15/25	EUR	10,400	12,327
Naturgy Finance BV	1.250%	4/19/26	EUR	6,000	7,227
Naturgy Finance BV	1.375%	1/19/27	EUR	200	243
Naturgy Finance BV	1.500%	1/29/28	EUR	3,400	4,182
Naturgy Finance BV	0.750%	11/28/29	EUR	4,300	5,044
NorteGas Energia Distribucion SAU	0.918%	9/28/22	EUR	400	465

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	7,159	8,848
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	5,800	8,160
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	13,500	21,201
Prosegur Cash SA	1.375%	2/4/26	EUR	1,000	1,204
Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	4,600	5,520
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	360
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	719
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	600	730
Redexis Gas Finance BV	1.875%	5/28/25	EUR	4,000	4,853
Redexis Gas Finance BV	1.875%	4/27/27	EUR	2,863	3,504
Repsol International Finance BV	2.250%	12/10/26	EUR	6,900	8,791
Repsol International Finance BV	0.250%	8/2/27	EUR	1,000	1,150
Santander Consumer Finance SA	0.875%	5/30/23	EUR	2,200	2,587
Santander Consumer Finance SA	1.125%	10/9/23	EUR	10,200	12,079
Santander Consumer Finance SA	1.000%	2/27/24	EUR	7,500	8,871
Santander Consumer Finance SA	0.375%	6/27/24	EUR	6,800	7,923
Santander Consumer Finance SA	0.375%	1/17/25	EUR	6,200	7,210
Telefonica Emisiones SA	5.289%	12/9/22	GBP	850	1,219
Telefonica Emisiones SA	3.987%	1/23/23	EUR	13,600	16,545
Telefonica Emisiones SA	1.069%	2/5/24	EUR	11,900	14,070
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,700	3,287
Telefonica Emisiones SA	1.447%	1/22/27	EUR	6,200	7,539
Telefonica Emisiones SA	2.318%	10/17/28	EUR	700	907
Telefonica Emisiones SA	1.788%	3/12/29	EUR	5,800	7,278
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,300	3,933
Telefonica Emisiones SA	2.932%	10/17/29	EUR	7,600	10,333
Telefonica Emisiones SA	0.664%	2/3/30	EUR	8,700	10,046
Telefonica Emisiones SA	1.807%	5/21/32	EUR	2,000	2,503
Telefonica Emisiones SA	1.957%	7/1/39	EUR	5,455	6,955
Telefonica Europe BV	5.875%	2/14/33	EUR	567	990
					974,129
Sweden (1.0%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	8,114	9,591
Akelius Residential Property AB	1.750%	2/7/25	EUR	1,023	1,236
Akelius Residential Property AB	2.375%	8/15/25	GBP	2,045	2,876
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	3,970	4,558
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	10,000	11,028
Atlas Copco AB	2.500%	2/28/23	EUR	3,068	3,673
Atlas Copco AB	0.625%	8/30/26	EUR	430	508
Balder Finland OYJ	1.375%	5/24/30	EUR	10,000	11,357
Danske Hypotek AB	1.000%	12/21/22	SEK	136,000	16,009
Essity AB	1.125%	3/27/24	EUR	1,159	1,374
Essity AB	1.625%	3/30/27	EUR	1,091	1,343
Essity AB	0.250%	2/8/31	EUR	8,470	9,331
Fastighets AB Balder	1.875%	3/14/25	EUR	200	241
Fastighets AB Balder	1.875%	1/23/26	EUR	6,137	7,409
Fastighets AB Balder	1.125%	1/29/27	EUR	6,477	7,537
Fastighets AB Balder	1.250%	1/28/28	EUR	1,296	1,495
Investor AB	4.500%	5/12/23	EUR	1,363	1,690
Lansforsakringar Bank AB	0.875%	9/25/23	EUR	100	118
Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	583
Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	374,900	44,512
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	954	1,117

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	109,000	13,115
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	127,100	15,111
Molnlycke Holding AB	1.875%	2/28/25	EUR	3,409	4,143
Nordea Hypotek AB	1.250%	9/20/23	SEK	340,900	40,560
Nordea Hypotek AB	1.000%	9/18/24	SEK	927,800	110,433
Nordea Hypotek AB	0.500%	9/16/26	SEK	100,000	11,470
Sagax AB	2.250%	3/13/25	EUR	2,000	2,432
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	3,000	3,399
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	4,091	4,907
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	6,818	7,881
SBB Treasury OYJ	0.750%	12/14/28	EUR	6,818	7,590
SBB Treasury OYJ	1.125%	11/26/29	EUR	5,000	5,648
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	136,000	16,109
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	32,000	3,804
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	160,000	19,018
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	13,637	16,005
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	4,773	5,503
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	750	900
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	10,000	11,421
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	21,528	25,477
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	6,818	7,898
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	100,000	11,794
Stadshypotek AB	0.375%	2/22/23	EUR	2,761	3,222
Stadshypotek AB	1.500%	6/1/23	SEK	395,000	46,988
Stadshypotek AB	0.375%	2/21/24	EUR	4,704	5,510
Stadshypotek AB	1.500%	3/1/24	SEK	238,000	28,509
Stadshypotek AB	1.500%	12/3/24	SEK	832,000	100,273
Stadshypotek AB	0.500%	7/11/25	EUR	2,045	2,410
Stadshypotek AB	0.375%	3/13/26	EUR	22,609	26,529
Stadshypotek AB	0.500%	6/1/26	SEK	510,000	59,269
Stadshypotek AB	0.125%	10/5/26	EUR	500	580
Stadshypotek AB	0.750%	11/1/27	EUR	4,773	5,732
Stadshypotek AB	2.000%	9/1/28	SEK	68,000	8,392
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	9,545	11,222
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	3,409	3,969
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	12,848	15,352
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	6,886	7,873
Svenska Handelsbanken AB	1.250%	3/2/28	EUR	3,409	4,001
Svenska Handelsbanken AB	1.625%	3/5/29	EUR	3,898	4,657
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	6,818	7,778
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	3,409	3,975
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	238,000	28,254
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	7,499	8,824
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	512,000	59,607
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	3,409	4,038
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	80,000	9,816
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	644	775
Swedbank AB	1.625%	12/28/22	GBP	3,886	5,360
Swedbank AB	0.400%	8/29/23	EUR	3,478	4,069
Swedbank AB	0.750%	5/5/25	EUR	4,091	4,837
Swedbank AB	0.300%	5/20/27	EUR	16,200	18,589
Swedbank AB	1.000%	11/22/27	EUR	4,022	4,692
Swedbank AB	0.200%	1/12/28	EUR	13,470	15,178
Swedbank AB	1.500%	9/18/28	EUR	2,000	2,367
Swedbank Hypotek AB	1.000%	12/20/23	SEK	272,800	32,084

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Swedbank Hypotek AB	0.400%	5/8/24	EUR	3,409	3,996
Swedbank Hypotek AB	1.000%	9/18/24	SEK	269,300	31,782
Swedbank Hypotek AB	0.500%	2/5/26	EUR	6,818	8,041
Tele2 AB	1.125%	5/15/24	EUR	5,659	6,696
Tele2 AB	2.125%	5/15/28	EUR	2,227	2,795
Tele2 AB	0.750%	3/23/31	EUR	1,000	1,132
Telia Co. AB	4.750%	11/16/21	EUR	2,045	2,368
Telia Co. AB	3.625%	2/14/24	EUR	100	126
Telia Co. AB	3.875%	10/1/25	EUR	1,363	1,804
Telia Co. AB	3.000%	9/7/27	EUR	100	134
Telia Co. AB	0.125%	11/27/30	EUR	2,541	2,796
Telia Co. AB	2.125%	2/20/34	EUR	8,250	10,705
Telia Co. AB	1.625%	2/23/35	EUR	200	250
Telia Co. AB	3.000%	4/4/78	EUR	100	119
Vattenfall AB	0.050%	10/15/25	EUR	4,022	4,630
Vattenfall AB	6.875%	4/15/39	GBP	3,409	7,989
					1,112,298
Switzerland (1.0%)
Adecco International Financial Services BV	1.000%	12/2/24	EUR	681	810
Aquarius & Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	3,672	4,570
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	5,800	7,464
Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	6,137	7,945
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	15,647	20,362
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,363	1,733
Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	4,090	4,490
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	3,410	3,751
Basler Kantonalbank	0.000%	4/11/22	CHF	3,410	3,735
Basler Kantonalbank	0.375%	8/10/23	CHF	3,610	3,992
Basler Kantonalbank	0.300%	6/22/27	CHF	3,065	3,385
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	3,682	4,489
Credit Suisse AG	1.000%	6/7/23	EUR	3,682	4,337
Credit Suisse AG	1.500%	4/10/26	EUR	644	780
Credit Suisse Group AG	1.000%	4/14/23	CHF	8,180	9,067
Credit Suisse Group AG	1.250%	7/17/25	EUR	4,773	5,648
Credit Suisse Group AG	2.125%	9/12/25	GBP	9,750	13,453
Credit Suisse Group AG	3.250%	4/2/26	EUR	25,227	31,831
Credit Suisse Group AG	1.000%	6/24/27	EUR	4,663	5,459
Credit Suisse Group AG	0.650%	1/14/28	EUR	10,910	12,450
Credit Suisse Group AG	2.250%	6/9/28	GBP	3,205	4,403
Credit Suisse Group AG	0.650%	9/10/29	EUR	5,018	5,626
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	7,770	8,520
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	4,091	5,284
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	11,557	14,208
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	6,818	8,304
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	6,818	8,542
Flughafen Zurich AG	1.500%	4/17/23	CHF	2,045	2,286
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	6,818	8,176
Helvetia Europe SA	2.750%	9/30/41	EUR	9,000	11,229
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	7,159	8,447
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	3,818	4,715
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	300	372

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	3,000	3,496
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	7,068	9,028
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	10,227	11,237
Holcim Ltd.	3.000%	11/22/22	CHF	2,045	2,309
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	644	935
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	5,455	6,105
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	614	864
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	8,181	9,573
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	2,045	2,519
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	6,818	8,589
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	5,929	6,319
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	4,159	5,517
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	4,773	5,046
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	7,000	8,029
Novartis AG	0.625%	11/13/29	CHF	1,870	2,098
Novartis Finance SA	0.500%	8/14/23	EUR	3,409	3,990
Novartis Finance SA	0.125%	9/20/23	EUR	13,704	15,958
Novartis Finance SA	1.625%	11/9/26	EUR	3,409	4,247
Novartis Finance SA	0.625%	9/20/28	EUR	100	118
Novartis Finance SA	1.375%	8/14/30	EUR	5,522	6,858
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	2,045	2,256
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	11,930	13,090
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	5,110	5,672
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	41,590	47,373
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	4,755	5,357
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	2,385	2,763
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	5,455	6,191
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	3,410	3,763
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	7,225	8,150
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	3,410	3,797
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	5,455	6,074
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	8,110	9,868
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	7,295	8,075
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	2,045	2,550
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	13,635	15,088
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	1,365	1,688
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	17,045	18,985
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	5,455	6,112

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	3,410	3,791
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	19,090	20,847
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	10,225	11,559
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	30,020	33,644
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	5,110	5,567
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	10,225	11,454
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	1,365	1,630
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	6,820	7,465
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	1,365	1,671
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	2,385	2,694
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	6,305	6,789
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	23,530	29,737
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	5,110	5,990
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	6,955	9,176
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	6,775	7,255
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	3,410	3,850
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	11,930	14,800
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	1,365	1,592
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	3,410	3,804
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	2,760	2,957
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	2,725	3,087
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	3,750	4,426
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	5,660	6,218
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	3,410	4,519
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	5,615	6,341
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	6,820	7,360
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	2,725	2,990
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	4,550	5,089
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	7,155	8,160

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	11,585	12,749
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	5,110	5,662
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	10,225	11,284
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	680	762
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	22,160	24,374
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	1,500	1,685
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	10,225	11,294
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	3,410	3,814
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	2,045	2,423
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	9,785	10,841
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	4,775	5,620
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	6,820	7,473
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	10,000	10,920
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	5,455	6,394
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	835	922
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	12,000	13,035
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	3,410	3,949
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	23,635	26,263
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	7,965	9,570
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	16,360	18,462
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	3,410	3,812
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	25,470	27,511
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	11,930	13,324
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	6,475	7,272
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	5,110	5,603
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	4,775	5,128
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	6,820	7,724
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	4,090	4,560
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	10,225	10,924

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	8,860	9,992
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	20,000	20,748
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	3,410	3,949
Richemont International Holding SA	1.000%	3/26/26	EUR	10,500	12,570
Richemont International Holding SA	1.125%	5/26/32	EUR	8,470	10,240
Richemont International Holding SA	2.000%	3/26/38	EUR	10,500	13,942
Richemont International Holding SA	1.625%	5/26/40	EUR	6,818	8,612
Roche Finance Europe BV	0.500%	2/27/23	EUR	6,137	7,158
Roche Finance Europe BV	0.875%	2/25/25	EUR	644	767
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	7,500	9,378
Swisscom AG	1.750%	7/10/24	CHF	1,365	1,566
UBS Group AG	1.750%	11/16/22	EUR	3,409	4,026
UBS Group AG	2.125%	3/4/24	EUR	600	728
UBS Group AG	1.500%	11/30/24	EUR	5,250	6,259
UBS Group AG	1.250%	4/17/25	EUR	14,318	17,013
UBS Group AG	0.250%	1/29/26	EUR	3,409	3,938
UBS Group AG	1.250%	9/1/26	EUR	18,068	21,665
UBS Group AG	0.250%	2/24/28	EUR	8,470	9,575
UBS Group AG	0.250%	11/5/28	EUR	13,470	15,226
Zuercher Kantonalbank	0.250%	1/27/26	CHF	3,410	3,767
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,120	1,230
Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	590	457
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	10,227	12,925
					1,223,097
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	400	491
DP World Ltd.	4.250%	9/25/30	GBP	1,363	2,068
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	2,110	1,710
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,570	1,128
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	4,773	6,186
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	2,800	3,222
MDGH - GMTN BV	3.625%	5/30/23	EUR	2,045	2,504
MDGH - GMTN BV	6.875%	3/14/26	GBP	516	864
					18,173
United Kingdom (2.5%)
3i Group plc	5.750%	12/3/32	GBP	3,409	6,163
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	4,227	6,258
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,363	2,110
ABP Finance plc	6.250%	12/14/26	GBP	2,932	4,808
Admiral Group plc	5.500%	7/25/24	GBP	1,636	2,451
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	1,023	1,923
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	8,966	14,715
Affinity Water Finance plc	4.500%	3/31/36	GBP	3,068	5,488
Affordable Housing Finance plc	3.800%	5/20/44	GBP	3,409	6,603
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,822	3,154
Anglian Water Services Financing plc	6.875%	8/21/23	GBP	2,932	4,427
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	3,218	4,468
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	2,454	3,550
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,904	3,040
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	496	907
Annington Funding plc	1.650%	7/12/24	EUR	2,591	3,114
Annington Funding plc	2.646%	7/12/25	GBP	2,045	2,891

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Annington Funding plc	3.685%	7/12/34	GBP	4,977	7,648
Annington Funding plc	3.935%	7/12/47	GBP	4,954	8,334
Arqiva Financing plc	4.882%	12/31/32	GBP	3,330	5,213
Artesian Finance II plc	6.000%	9/30/33	GBP	1,357	2,651
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,496	4,367
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,687	4,720
Aster Treasury plc	4.500%	12/18/43	GBP	1,841	3,626
AstraZeneca plc	1.250%	5/12/28	EUR	100	122
AstraZeneca plc	5.750%	11/13/31	GBP	2,727	5,126
Aviva plc	0.625%	10/27/23	EUR	681	800
Aviva plc	1.875%	11/13/27	EUR	2,727	3,453
Aviva plc	4.000%	10/2/30	CAD	1,694	1,454
Aviva plc	6.125%	7/5/43	EUR	1,636	2,079
Aviva plc	3.875%	7/3/44	EUR	1,677	2,110
Aviva plc	3.375%	12/4/45	EUR	4,091	5,200
Aviva plc	4.375%	9/12/49	GBP	3,403	5,145
Aviva plc	5.125%	6/4/50	GBP	1,363	2,164
Aviva plc	4.000%	6/3/55	GBP	2,574	3,842
Aviva plc	6.875%	5/20/58	GBP	5,926	12,572
Babcock International Group plc	1.750%	10/6/22	EUR	1,606	1,878
Babcock International Group plc	1.875%	10/5/26	GBP	2,727	3,662
Babcock International Group plc	1.375%	9/13/27	EUR	483	563
Bank of Scotland plc	4.875%	12/20/24	GBP	954	1,461
Barclays plc	1.500%	9/3/23	EUR	100	119
Barclays plc	3.125%	1/17/24	GBP	4,704	6,641
Barclays plc	1.375%	1/24/26	EUR	6,776	8,088
Barclays plc	3.000%	5/8/26	GBP	7,499	10,724
Barclays plc	3.250%	2/12/27	GBP	528	763
Barclays plc	2.166%	6/23/27	CAD	2,000	1,571
Barclays plc	2.000%	2/7/28	EUR	7,023	8,276
Barclays plc	0.577%	8/9/29	EUR	10,000	11,260
Barclays plc	3.750%	11/22/30	GBP	6,137	8,873
Barclays plc	1.125%	3/22/31	EUR	4,500	5,171
Barclays plc	1.106%	5/12/32	EUR	10,000	11,424
Barclays plc	3.250%	1/17/33	GBP	500	740
BAT Capital Corp.	2.125%	8/15/25	GBP	886	1,224
BAT International Finance plc	2.375%	1/19/23	EUR	100	119
BAT International Finance plc	0.875%	10/13/23	EUR	5,874	6,881
BAT International Finance plc	2.750%	3/25/25	EUR	4,091	5,096
BAT International Finance plc	1.250%	3/13/27	EUR	5,352	6,278
BAT International Finance plc	2.250%	1/16/30	EUR	12,273	14,782
BAT International Finance plc	6.000%	11/24/34	GBP	2,966	5,095
BAT International Finance plc	5.750%	7/5/40	GBP	400	690
BAT International Finance plc	2.250%	9/9/52	GBP	4,773	4,756
BAT Netherlands Finance BV	2.375%	10/7/24	EUR	6,818	8,336
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	4,818	6,202
Bazalgette Finance plc	2.375%	11/29/27	GBP	818	1,170
Beyond Housing Ltd.	2.125%	5/17/51	GBP	4,000	5,638
BG Energy Capital plc	1.250%	11/21/22	EUR	4,364	5,109
BG Energy Capital plc	5.125%	12/1/25	GBP	4,096	6,431
BG Energy Capital plc	2.250%	11/21/29	EUR	7,098	9,182
BP Capital Markets BV	0.933%	12/4/40	EUR	4,773	5,089
BP Capital Markets plc	1.177%	8/12/23	GBP	2,114	2,898
BP Capital Markets plc	1.876%	4/7/24	EUR	6,303	7,616
BP Capital Markets plc	0.900%	7/3/24	EUR	16,023	18,980

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BP Capital Markets plc	0.830%	9/19/24	EUR	5,455	6,445
	BP Capital Markets plc	2.030%	2/14/25	GBP	886	1,239
	BP Capital Markets plc	1.953%	3/3/25	EUR	4,909	6,016
	BP Capital Markets plc	3.470%	5/15/25	CAD	1,739	1,479
	BP Capital Markets plc	1.077%	6/26/25	EUR	3,614	4,308
	BP Capital Markets plc	2.972%	2/27/26	EUR	3,545	4,591
	BP Capital Markets plc	2.274%	7/3/26	GBP	5,685	8,073
	BP Capital Markets plc	2.213%	9/25/26	EUR	8,863	11,194
	BP Capital Markets plc	1.573%	2/16/27	EUR	11,305	13,841
	BP Capital Markets plc	0.831%	11/8/27	EUR	10,227	12,050
	BP Capital Markets plc	2.822%	4/7/32	EUR	6,818	9,295
	BP Capital Markets plc	3.625%	12/31/99	EUR	11,818	14,719
	BP Capital Markets plc	4.250%	12/31/99	GBP	6,818	9,777
	BPHA Finance plc	4.816%	4/11/44	GBP	886	1,779
	British Land Co. plc	2.375%	9/14/29	GBP	1,227	1,704
	British Telecommunications plc	1.125%	3/10/23	EUR	4,500	5,285
	British Telecommunications plc	0.875%	9/26/23	EUR	2,727	3,197
	British Telecommunications plc	1.750%	3/10/26	EUR	2,222	2,679
	British Telecommunications plc	1.500%	6/23/27	EUR	4,955	5,890
	British Telecommunications plc	2.125%	9/26/28	EUR	100	123
	British Telecommunications plc	5.750%	12/7/28	GBP	2,747	4,556
	British Telecommunications plc	3.125%	11/21/31	GBP	400	562
	British Telecommunications plc	6.375%	6/23/37	GBP	2,691	5,115
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	4,430	6,908
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	1,296	2,195
	BUPA Finance plc	2.000%	4/5/24	GBP	8,693	12,103
	BUPA Finance plc	5.000%	12/8/26	GBP	3,478	5,439
	Burberry Group plc	1.125%	9/21/25	GBP	3,409	4,583
	Cadent Finance plc	0.625%	9/22/24	EUR	17,122	20,062
	Cadent Finance plc	2.125%	9/22/28	GBP	7,437	10,272
	Cadent Finance plc	0.625%	3/19/30	EUR	8,429	9,599
	Cadent Finance plc	0.750%	3/11/32	EUR	3,409	3,838
	Cadent Finance plc	2.250%	10/10/35	GBP	5,455	7,304
	Cadent Finance plc	2.625%	9/22/38	GBP	2,250	3,146
	Cadent Finance plc	3.125%	3/21/40	GBP	1,893	2,820
	Cadent Finance plc	2.750%	9/22/46	GBP	1,466	2,078
[3]	Canary Wharf Group Investment Holdings plc	2.625%	4/23/25	GBP	5,590	7,707
[3]	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	5,929	6,932
	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	1,200	1,403
[3]	Canary Wharf Group Investment Holdings plc	3.375%	4/23/28	GBP	5,251	7,258
	Cardiff University	3.000%	12/7/55	GBP	1,363	2,377
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	8,000	9,128
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	5,000	5,673
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	1,000	1,175
	Centrica plc	4.375%	3/13/29	GBP	4,568	7,216
	Centrica plc	7.000%	9/19/33	GBP	2,045	4,113
	Centrica plc	4.250%	9/12/44	GBP	5,571	9,676
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	4,227	5,770
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	3,306	7,938
	Citizen Treasury plc	3.250%	10/20/48	GBP	1,091	1,858
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	11,113	13,247
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	7,772	9,151
	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	11,591	13,632
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	125
	CK Hutchison Group Telecom Finance SA	0.375%	10/17/23	EUR	100	116

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	3,409	4,666
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	200	236
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	12,273	14,529
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	2,000	2,777
	Clarion Funding plc	2.625%	1/18/29	GBP	1,059	1,542
	Clarion Funding plc	3.125%	4/19/48	GBP	8,255	13,809
	Clydesdale Bank plc	4.625%	6/8/26	GBP	8,863	13,994
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	4,773	5,762
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	10,432	12,721
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	3,500	4,245
	Coca-Cola Europacific Partners plc	1.125%	5/26/24	EUR	3,954	4,702
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	2,045	2,544
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	8,181	10,065
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	3,545	4,408
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	8,470	9,499
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	5,795	6,613
	Compass Group Finance Netherlands BV	0.625%	7/3/24	EUR	1,159	1,361
	Compass Group plc	2.000%	9/5/25	GBP	400	562
	Compass Group plc	2.000%	7/3/29	GBP	1,091	1,538
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,831	2,706
	Coventry Building Society	0.500%	1/12/24	EUR	614	720
	Coventry Building Society	2.000%	12/20/30	GBP	8,000	10,857
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	2,045	2,998
	CPUK Finance Ltd.	7.239%	2/28/42	GBP	1,841	2,845
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	150
	Crh Finance UK plc	4.125%	12/2/29	GBP	3,886	6,202
[1,7]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	652	1,169
	Dali Capital plc	4.799%	12/21/37	GBP	550	1,013
	Derby Healthcare plc	5.564%	6/30/41	GBP	960	1,796
	Diageo Finance plc	0.500%	6/19/24	EUR	582	682
	Diageo Finance plc	1.750%	9/23/24	EUR	200	242
	Diageo Finance plc	2.500%	3/27/32	EUR	10,227	13,880
	Diageo Finance plc	1.250%	3/28/33	GBP	4,773	6,177
	DS Smith plc	1.375%	7/26/24	EUR	400	476
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	500	870
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,440	1,992
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	483	717
	Eastern Power Networks plc	5.750%	3/8/24	GBP	2,045	3,087
	Eastern Power Networks plc	6.250%	11/12/36	GBP	200	424
	easyJet FinCo BV	1.875%	3/3/28	EUR	12,706	14,887
	easyJet plc	0.875%	6/11/25	EUR	4,776	5,541
	Electricity North West Ltd.	8.875%	3/25/26	GBP	1,363	2,446
	EMH Treasury plc	4.500%	1/29/44	GBP	678	1,315
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	1,183	2,061
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	2,318	3,574
	Experian Finance plc	1.375%	6/25/26	EUR	400	484
	Experian Finance plc	3.250%	4/7/32	GBP	3,818	5,803
	Fidelity International Ltd.	7.125%	2/13/24	GBP	886	1,364
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,867	2,357
	Firstgroup plc	6.875%	9/18/24	GBP	1,814	2,826
	Futures Treasury plc	3.375%	2/8/44	GBP	614	1,046
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	681	1,007
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	12,239	19,579
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	4,658	8,558
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,932	4,137

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	400	581
	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	818	1,068
	Genfinance II plc	6.064%	12/21/39	GBP	4,022	8,724
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	350	422
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	681	900
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	10,227	12,407
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	500	602
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,659	4,032
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	5,000	6,705
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	12,174	15,394
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	5,004	9,342
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	11,818	15,462
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	781	1,751
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,969	6,262
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	483	943
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	681	964
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,227	1,456
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	625
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,045	4,045
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	575	1,005
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	1,053	1,634
	Greene King Finance plc	5.318%	9/15/31	GBP	834	1,295
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	1,343	1,983
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	667	1,257
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	5,000	7,086
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,686	2,377
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	3,000	3,459
	Hammerson plc	6.000%	2/23/26	GBP	2,727	4,200
	Hammerson plc	7.250%	4/21/28	GBP	2,727	4,601
	Hastings Group Finance plc	3.000%	5/24/25	GBP	7,499	10,766
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	1,500	2,152
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	8,470	10,147
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	5,000	8,373
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	5,800	4,663
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	4,841	5,729
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	4,773	3,968
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	3,409	4,788
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	2,079	3,837
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	2,863	3,460
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,841	1,563
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	5,969	7,103
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	8,659	17,430
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	1,705	3,131
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	648	902
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	4,568	7,751
	Hiscox Ltd.	2.000%	12/14/22	GBP	564	778
	Home Group Ltd.	3.125%	3/27/43	GBP	1,363	2,163
	Housing & Care 21	3.288%	11/8/49	GBP	920	1,514
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	472
	HSBC Bank plc	6.500%	7/7/23	GBP	3,409	5,047
	HSBC Bank plc	5.375%	11/4/30	GBP	681	1,054
	HSBC Bank plc	5.375%	8/22/33	GBP	3,409	6,040
	HSBC Bank plc	6.250%	1/30/41	GBP	2,066	4,291
	HSBC Bank plc	4.750%	3/24/46	GBP	100	185
	HSBC Holdings plc	3.196%	12/5/23	CAD	6,675	5,577

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
HSBC Holdings plc	0.875%	9/6/24	EUR	12,000	14,174
HSBC Holdings plc	1.500%	12/4/24	EUR	2,727	3,251
HSBC Holdings plc	3.000%	6/30/25	EUR	18,068	22,745
HSBC Holdings plc	0.309%	11/13/26	EUR	13,470	15,484
HSBC Holdings plc	2.256%	11/13/26	GBP	4,431	6,144
HSBC Holdings plc	2.500%	3/15/27	EUR	5,000	6,367
HSBC Holdings plc	1.750%	7/24/27	GBP	5,929	8,001
HSBC Holdings plc	3.000%	7/22/28	GBP	23,839	34,040
HSBC Holdings plc	2.625%	8/16/28	GBP	2,131	2,996
HSBC Holdings plc	6.750%	9/11/28	GBP	1,850	3,194
HSBC Holdings plc	3.000%	5/29/30	GBP	2,964	4,243
HSBC Holdings plc	0.770%	11/13/31	EUR	13,637	15,470
HSBC Holdings plc	7.000%	4/7/38	GBP	6,850	13,938
HSBC Holdings plc	6.000%	3/29/40	GBP	5,216	9,910
Hyde Housing Assn. Ltd.	5.125%	7/23/40	GBP	275	551
Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	5,455	7,035
Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	6,776	7,670
Imperial Brands Finance plc	1.375%	1/27/25	EUR	681	809
Imperial Brands Finance plc	3.375%	2/26/26	EUR	483	620
Imperial Brands Finance plc	2.125%	2/12/27	EUR	10,568	12,875
Imperial Brands Finance plc	4.875%	6/7/32	GBP	5,182	8,141
Incommunities Treasury plc	3.250%	3/21/49	GBP	2,114	3,633
Informa plc	1.500%	7/5/23	EUR	886	1,048
Informa plc	3.125%	7/5/26	GBP	847	1,210
Just Group plc	9.000%	10/26/26	GBP	500	890
Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	4,741	7,840
Karbon Homes Ltd.	3.375%	11/15/47	GBP	5,113	9,039
Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	1,000	1,229
Land Securities Capital Markets plc	1.974%	2/8/26	GBP	681	944
Land Securities Capital Markets plc	2.375%	3/29/29	GBP	644	911
Land Securities Capital Markets plc	2.625%	9/22/39	GBP	2,863	4,228
Land Securities Capital Markets plc	2.750%	9/22/59	GBP	886	1,440
Leeds Building Society	0.500%	7/3/24	EUR	500	586
Leeds Building Society	1.500%	3/16/27	GBP	3,000	4,046
Leeds Building Society	3.750%	4/25/29	GBP	500	724
Legal & General Finance plc	5.875%	12/11/31	GBP	4,773	8,964
Legal & General Group plc	5.375%	10/27/45	GBP	2,318	3,558
Legal & General Group plc	5.125%	11/14/48	GBP	681	1,070
Legal & General Group plc	5.500%	6/27/64	GBP	2,239	3,916
Liberty Living Finance plc	2.625%	11/28/24	GBP	1,363	1,927
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,225	2,382
Linde Finance BV	5.875%	4/24/23	GBP	1,484	2,176
Linde Finance BV	1.000%	4/20/28	EUR	5,500	6,663
Linde Finance BV	0.550%	5/19/32	EUR	11,000	12,656
Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	1,875	2,707
Lloyds Bank plc	0.625%	9/14/22	EUR	5,987	6,984
Lloyds Bank plc	4.875%	1/13/23	EUR	5,591	6,864
Lloyds Bank plc	0.250%	3/25/24	EUR	5,455	6,361
Lloyds Bank plc	7.500%	4/15/24	GBP	6,934	10,912
Lloyds Bank plc	5.125%	3/7/25	GBP	10,363	16,056
Lloyds Bank plc	0.625%	3/26/25	EUR	500	590
Lloyds Bank plc	7.625%	4/22/25	GBP	5,584	9,183
Lloyds Bank plc	0.125%	6/18/26	EUR	6,818	7,890
Lloyds Bank plc	4.875%	3/30/27	GBP	2,100	3,422
Lloyds Bank plc	6.000%	2/8/29	GBP	7,056	12,793

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Lloyds Bank plc	0.125%	9/23/29	EUR	27,273	31,160
	Lloyds Banking Group plc	3.650%	3/20/23	AUD	1,220	948
	Lloyds Banking Group plc	0.650%	5/30/23	JPY	200,000	1,764
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,200,000	10,557
	Lloyds Banking Group plc	0.625%	1/15/24	EUR	1,909	2,225
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	1,363	1,903
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	1,772	1,495
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	8,110	6,434
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	1,100,000	9,656
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	7,159	8,343
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	3,380	2,721
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	2,387	3,098
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	2,045	2,790
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	3,000	4,186
	London & Quadrant Housing Trust	2.625%	5/5/26	GBP	1,363	1,963
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	1,705	2,473
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	882
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	1,636	3,378
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	2,591	4,757
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	1,159	1,962
	London & Quadrant Housing Trust	2.750%	7/20/57	GBP	1,363	2,161
	London Power Networks plc	5.125%	3/31/23	GBP	2,045	2,956
	London Power Networks plc	6.125%	6/7/27	GBP	483	820
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	9,068	11,310
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	610	944
	Lseg Netherlands BV	0.750%	4/6/33	EUR	8,000	9,118
	M&G plc	5.625%	10/20/51	GBP	1,000	1,598
	M&G plc	5.560%	7/20/55	GBP	6,682	10,748
	M&G plc	6.340%	12/19/63	GBP	2,250	3,989
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	1,363	1,979
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	1,363	2,277
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	2,727	3,770
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,318	3,862
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	1,900	2,955
[1,8]	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	542
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,363	2,453
	Morhomes plc	3.400%	2/19/40	GBP	1,227	1,890
	Motability Operations Group plc	1.625%	6/9/23	EUR	500	595
	Motability Operations Group plc	0.375%	1/3/26	EUR	5,329	6,204
	Motability Operations Group plc	4.375%	2/8/27	GBP	5,864	9,219
	Motability Operations Group plc	0.125%	7/20/28	EUR	11,859	13,417
	Motability Operations Group plc	1.750%	7/3/29	GBP	6,656	9,197
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,363	2,473
	Motability Operations Group plc	2.375%	3/14/32	GBP	644	923
	Motability Operations Group plc	3.625%	3/10/36	GBP	500	825
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	144
	Myriad Capital plc	4.750%	12/20/43	GBP	500	972
	National Express Group plc	2.500%	11/11/23	GBP	3,409	4,766
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,863	3,879
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	3,400	2,682
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	3,954	5,294
	National Grid plc	0.553%	9/18/29	EUR	3,409	3,889
	National Westminster Bank plc	5.125%	1/13/24	GBP	500	745
	National Westminster Bank plc	0.500%	5/15/24	EUR	6,818	7,994
	Nationwide Building Society	1.250%	3/3/25	EUR	500	599

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nationwide Building Society	5.625%	1/28/26	GBP	1,023	1,662
	Nationwide Building Society	1.500%	3/8/26	EUR	10,159	12,218
	Nationwide Building Society	3.000%	5/6/26	GBP	13,847	20,298
	Nationwide Building Society	0.625%	3/25/27	EUR	8,038	9,538
	Nationwide Building Society	3.250%	1/20/28	GBP	895	1,354
	Nationwide Building Society	0.250%	9/14/28	EUR	10,000	11,325
	Nationwide Building Society	2.250%	6/25/29	EUR	3,409	4,532
	Nationwide Building Society	2.000%	7/25/29	EUR	17,205	20,702
	Nationwide Building Society	1.375%	6/29/32	EUR	10,909	13,905
	Natwest Group plc	2.500%	3/22/23	EUR	10,705	12,815
	Natwest Group plc	1.750%	3/2/26	EUR	25,909	31,221
	NatWest Markets plc	1.000%	5/28/24	EUR	6,818	8,082
[7]	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	4,773	7,076
[7]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	6,068	10,525
[7]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,863	5,585
	NewRiver REIT plc	3.500%	3/7/28	GBP	1,227	1,710
	Next Group plc	3.625%	5/18/28	GBP	4,773	7,073
	NIE Finance plc	2.500%	10/27/25	GBP	3,533	5,015
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	482
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	2,591	4,585
	Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	900	1,316
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,045	1,904
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	1,091	1,591
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	4,704	6,475
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	400	568
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,769	3,312
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	604	1,232
	Notting Hill Genesis	3.750%	12/20/32	GBP	3,681	5,897
	Notting Hill Genesis	2.000%	6/3/36	GBP	5,122	6,961
	Notting Hill Genesis	5.250%	7/7/42	GBP	1,023	2,118
	Notting Hill Genesis	3.250%	10/12/48	GBP	250	419
	Notting Hill Genesis	4.375%	2/20/54	GBP	2,309	4,838
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	700	1,190
	Orbit Capital plc	3.500%	3/24/45	GBP	2,705	4,606
	Orbit Capital plc	3.375%	6/14/48	GBP	642	1,093
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	3,700	5,324
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,363	2,345
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	325
	Peabody Capital plc	5.250%	3/17/43	GBP	3,852	8,063
	Pearson Funding plc	1.375%	5/6/25	EUR	483	575
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	1,023	1,640
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	1,705	2,969
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,106	8,337
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	10,023	13,500
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	4,000	6,553
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,841	2,985
	Places For People Treasury plc	2.875%	8/17/26	GBP	4,023	5,861
	Platform HG Financing plc	1.625%	8/10/55	GBP	3,409	4,307
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	2,045	3,537
	Principality Building Society	2.375%	11/23/23	GBP	681	948
	Prs Finance plc	1.750%	11/24/26	GBP	13,970	19,648
	Prs Finance plc	2.000%	1/23/29	GBP	4,636	6,652
	Prudential plc	5.875%	5/11/29	GBP	758	1,356
	Prudential plc	6.125%	12/19/31	GBP	6,137	11,188

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Quadgas Finance plc	3.375%	9/17/29	GBP	3,205	4,638
	RAC Bond Co. plc	4.565%	5/6/46	GBP	400	567
	RAC Bond Co. plc	4.870%	5/6/46	GBP	2,045	3,062
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	3,409	3,967
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	6,776	7,942
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	3,409	3,996
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,932	4,015
	RELX Capital Inc.	1.300%	5/12/25	EUR	1,363	1,637
	RELX Finance BV	0.000%	3/18/24	EUR	1,783	2,065
	RELX Finance BV	0.500%	3/10/28	EUR	10,227	11,838
	RELX Finance BV	0.875%	3/10/32	EUR	4,235	4,901
	Rentokil Initial plc	0.950%	11/22/24	EUR	3,478	4,112
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	379
	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	500	741
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	2,182	3,617
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	7,295	11,370
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,732	3,058
	Rothesay Life plc	3.375%	7/12/26	GBP	8,091	11,652
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	1,500	2,136
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	4,091	5,893
	Royal Mail plc	1.250%	10/8/26	EUR	3,409	4,088
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	818	1,541
	Sage Group plc	1.625%	2/25/31	GBP	4,235	5,567
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,432	3,328
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,803	6,164
	Sanctuary Capital plc	2.375%	4/14/50	GBP	681	1,015
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	7,571	8,944
	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	4,431	5,146
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	11,128	16,314
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	9,818	13,939
	Santander UK plc	0.100%	5/12/24	EUR	13,637	15,839
	Santander UK plc	1.250%	9/18/24	EUR	4,568	5,475
	Santander UK plc	0.500%	1/10/25	EUR	5,522	6,481
	Santander UK plc	5.750%	3/2/26	GBP	3,992	6,525
	Santander UK plc	5.250%	2/16/29	GBP	4,253	7,422
	Santander UK plc	3.875%	10/15/29	GBP	6,273	10,032
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	641	1,202
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	681	1,185
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	500	687
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	1,705	2,474
	Segro plc	2.375%	10/11/29	GBP	818	1,180
	Segro plc	2.875%	10/11/37	GBP	300	464
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,730
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	886	1,306
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	818	1,103
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	3,096	6,140
	Sky Ltd.	1.875%	11/24/23	EUR	3,749	4,514
	Sky Ltd.	2.250%	11/17/25	EUR	500	625
	Sky Ltd.	2.500%	9/15/26	EUR	27,676	35,484
	Sky Ltd.	6.000%	5/21/27	GBP	200	337
	Sky Ltd.	4.000%	11/26/29	GBP	3,273	5,205
	Society of Lloyd's	4.875%	2/7/47	GBP	4,773	7,311
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	483	778

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,739	3,103
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,943	3,730
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	1,504	2,701
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	1,136	2,015
	Southern Gas Networks plc	2.500%	2/3/25	GBP	3,119	4,420
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	905
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	1,023	1,684
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	10,164	16,823
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	2,045	3,645
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	200	434
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	100	249
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	590
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,044	3,059
	SP Distribution plc	5.875%	7/17/26	GBP	886	1,460
	SP Manweb plc	4.875%	9/20/27	GBP	300	486
	SSE plc	1.250%	4/16/25	EUR	8,796	10,495
	SSE plc	0.875%	9/6/25	EUR	1,091	1,289
	SSE plc	8.375%	11/20/28	GBP	2,066	3,980
	SSE plc	6.250%	8/27/38	GBP	1,091	2,267
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	439
	Standard Chartered plc	1.625%	10/3/27	EUR	564	685
	Standard Chartered plc	0.850%	1/27/28	EUR	4,091	4,775
	Standard Chartered plc	1.200%	9/23/31	EUR	500	572
	Standard Chartered plc	4.375%	1/18/38	GBP	2,045	3,718
	Student Finance plc	2.666%	9/30/29	GBP	1,023	1,409
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	267	503
[1]	Swan Housing Capital plc	3.625%	3/5/48	GBP	1,575	2,376
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	1,034	1,561
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	3,801	5,676
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	763	1,274
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	6,886	8,101
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	1,908	3,792
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	2,493	4,439
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	1,334	2,386
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	3,348	5,999
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	4,439	7,818
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	1,023	1,417
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	746	615
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	5,455	8,144
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	886	1,322
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	2,450	4,388
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	3,248	4,610
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	1,000	1,901
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,905	3,206
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	959	1,795
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	5,590	7,657
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	5,097	10,308
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	1,122	2,179
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	750	2,341
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,636	3,608
	THFC Funding No. 2 plc	5.200%	10/11/43	GBP	3,682	7,697
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	831
	Unilever Finance Netherlands BV	0.375%	2/14/23	EUR	750	875
	Unilever Finance Netherlands BV	1.000%	6/3/23	EUR	100	118
	Unilever Finance Netherlands BV	0.500%	8/12/23	EUR	6,818	7,990

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unilever Finance Netherlands BV	0.500%	1/6/25	EUR	100	118
Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	13,637	16,427
Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	6,886	8,357
Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	3,614	4,475
Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	6,818	8,716
Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	886	1,106
Unilever plc	1.500%	7/22/26	GBP	200	279
Unilever plc	1.500%	6/11/39	EUR	3,545	4,527
UNITE USAF II plc	3.374%	6/30/28	GBP	1,091	1,543
UNITE USAF II plc	3.921%	6/30/30	GBP	2,656	3,926
United Utilities Water Finance plc	2.000%	2/14/25	GBP	5,455	7,642
United Utilities Water Finance plc	2.625%	2/12/31	GBP	5,386	7,870
United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,363	1,892
United Utilities Water Finance plc	1.875%	6/3/42	GBP	958	1,288
United Utilities Water Ltd.	5.625%	12/20/27	GBP	4,643	7,847
University of Cambridge	3.750%	10/17/52	GBP	614	1,299
University of Cambridge	2.350%	6/27/78	GBP	1,862	3,616
University of Liverpool	3.375%	6/25/55	GBP	300	582
University of Manchester	4.250%	7/4/53	GBP	1,296	2,792
University of Oxford	2.544%	12/8/17	GBP	4,773	8,769
University of Southampton	2.250%	4/11/57	GBP	100	150
Urenco Finance NV	2.375%	12/2/24	EUR	2,727	3,351
Virgin Money UK plc	3.375%	4/24/26	GBP	8,295	11,854
Virgin Money UK plc	4.000%	9/3/27	GBP	3,818	5,675
Virgin Money UK plc	5.125%	12/11/30	GBP	2,541	3,791
Vodafone Group plc	3.250%	12/13/22	AUD	850	655
Vodafone Group plc	0.500%	1/30/24	EUR	400	469
Vodafone Group plc	1.875%	9/11/25	EUR	13,637	16,763
Vodafone Group plc	1.125%	11/20/25	EUR	10,591	12,678
Vodafone Group plc	5.625%	12/4/25	GBP	818	1,313
Vodafone Group plc	2.200%	8/25/26	EUR	2,795	3,520
Vodafone Group plc	0.900%	11/24/26	EUR	7,671	9,126
Vodafone Group plc	1.500%	7/24/27	EUR	1,863	2,286
Vodafone Group plc	4.200%	12/13/27	AUD	6,370	5,117
Vodafone Group plc	1.625%	11/24/30	EUR	6,510	8,041
Vodafone Group plc	1.600%	7/29/31	EUR	7,704	9,465
Vodafone Group plc	5.900%	11/26/32	GBP	2,250	4,245
Vodafone Group plc	2.875%	11/20/37	EUR	1,909	2,674
Vodafone Group plc	2.500%	5/24/39	EUR	3,068	4,119
Vodafone Group plc	3.375%	8/8/49	GBP	1,977	3,114
Vodafone Group plc	3.000%	8/12/56	GBP	4,414	6,526
Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	3,409	6,038
Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	1,023	1,559
Wellcome Trust Finance plc	4.625%	7/25/36	GBP	2,366	4,580
Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,500	3,552
Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,932	5,267
Wessex Water Services Finance plc	5.375%	3/10/28	GBP	644	1,068
Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	1,705	2,446
Western Power Distribution plc	3.500%	10/16/26	GBP	3,404	5,034
Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,500	3,112
Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,500	2,482
Western Power Distribution South West plc	5.750%	3/23/40	GBP	1,200	2,477
Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	4,636	6,759
Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	3,818	6,964

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,705	2,332
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	3,068	5,820
	WHG Treasury plc	4.250%	10/6/45	GBP	2,727	5,192
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	522	788
	WPP Finance 2013	2.875%	9/14/46	GBP	1,500	2,083
	WPP Finance 2016	1.375%	3/20/25	EUR	9,682	11,632
	WPP Finance 2017	3.750%	5/19/32	GBP	1,000	1,541
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	3,642	4,499
	WPP Finance SA	2.250%	9/22/26	EUR	300	381
	WPP Finance SA	2.375%	5/19/27	EUR	6,776	8,646
	Yorkshire Building Society	3.000%	4/18/25	GBP	1,636	2,325
	Yorkshire Building Society	0.625%	9/21/25	EUR	5,514	6,471
	Yorkshire Building Society	3.500%	4/21/26	GBP	750	1,118
	Yorkshire Building Society	0.500%	7/1/28	EUR	4,000	4,583
	Yorkshire Building Society	3.375%	9/13/28	GBP	5,001	7,207
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	200	364
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	4,364	6,744
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	2,303	5,140
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	6,909	10,414
	Yorkshire Water Finance plc	3.750%	3/22/46	GBP	681	952
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	950	1,902
						2,957,454
United States (3.2%)
	3M Co.	0.950%	5/15/23	EUR	1,363	1,606
	3M Co.	1.500%	11/9/26	EUR	300	370
	3M Co.	1.750%	5/15/30	EUR	1,102	1,400
	Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	15,409	18,185
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	12,136	14,855
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	6,818	7,885
	AbbVie Inc.	1.500%	11/15/23	EUR	818	975
	AbbVie Inc.	1.375%	5/17/24	EUR	8,181	9,750
	AbbVie Inc.	1.250%	6/1/24	EUR	6,818	8,111
	AbbVie Inc.	0.750%	11/18/27	EUR	3,409	3,991
	AbbVie Inc.	2.625%	11/15/28	EUR	1,363	1,785
	AbbVie Inc.	2.125%	11/17/28	EUR	13,568	17,246
	AbbVie Inc.	2.125%	6/1/29	EUR	5,727	7,307
	AbbVie Inc.	1.250%	11/18/31	EUR	1,636	1,953
	Air Lease Corp.	2.625%	12/5/24	CAD	5,190	4,239
	Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	2,275	2,719
	Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	2,591	3,016
	Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	2,337	2,714
	Altria Group Inc.	1.000%	2/15/23	EUR	1,636	1,913
	Altria Group Inc.	1.700%	6/15/25	EUR	2,114	2,543
	Altria Group Inc.	2.200%	6/15/27	EUR	8,557	10,531
	Altria Group Inc.	3.125%	6/15/31	EUR	13,022	16,845
	American Honda Finance Corp.	1.375%	11/10/22	EUR	3,478	4,091
	American Honda Finance Corp.	0.750%	1/17/24	EUR	4,909	5,775
	American Honda Finance Corp.	1.950%	10/18/24	EUR	6,204	7,571
	American Honda Finance Corp.	0.750%	11/25/26	GBP	4,431	5,822
	American International Group Inc.	5.000%	4/26/23	GBP	2,300	3,319
	American International Group Inc.	1.500%	6/8/23	EUR	500	590
	American International Group Inc.	1.875%	6/21/27	EUR	3,614	4,438
	American Tower Corp.	1.375%	4/4/25	EUR	2,795	3,341
	American Tower Corp.	1.950%	5/22/26	EUR	6,696	8,233
	American Tower Corp.	0.450%	1/15/27	EUR	6,235	7,130

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
American Tower Corp.	0.400%	2/15/27	EUR	4,900	5,586
American Tower Corp.	0.500%	1/15/28	EUR	3,409	3,872
American Tower Corp.	0.875%	5/21/29	EUR	7,623	8,748
American Tower Corp.	0.950%	10/5/30	EUR	4,600	5,232
American Tower Corp.	1.250%	5/21/33	EUR	6,014	6,862
Amgen Inc.	2.000%	2/25/26	EUR	1,772	2,200
Amgen Inc.	5.500%	12/7/26	GBP	3,000	4,902
Amgen Inc.	4.000%	9/13/29	GBP	3,068	4,874
Aon plc	2.875%	5/14/26	EUR	2,318	2,980
Apple Inc.	1.000%	11/10/22	EUR	2,761	3,238
Apple Inc.	3.350%	1/10/24	AUD	630	493
Apple Inc.	1.375%	1/17/24	EUR	2,854	3,417
Apple Inc.	2.513%	8/19/24	CAD	15,324	12,687
Apple Inc.	0.875%	5/24/25	EUR	11,570	13,770
Apple Inc.	0.000%	11/15/25	EUR	5,940	6,862
Apple Inc.	3.600%	6/10/26	AUD	1,290	1,034
Apple Inc.	1.625%	11/10/26	EUR	5,057	6,289
Apple Inc.	2.000%	9/17/27	EUR	4,827	6,156
Apple Inc.	1.375%	5/24/29	EUR	2,659	3,297
Apple Inc.	3.050%	7/31/29	GBP	4,477	6,880
Apple Inc.	0.750%	2/25/30	CHF	3,750	4,262
Apple Inc.	0.500%	11/15/31	EUR	2,874	3,315
Apple Inc.	3.600%	7/31/42	GBP	3,773	6,932
Aptiv plc	1.500%	3/10/25	EUR	8,197	9,833
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	6,818	8,146
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	10,636	12,706
AT&T Inc.	2.500%	3/15/23	EUR	1,432	1,705
AT&T Inc.	2.750%	5/19/23	EUR	6,714	8,116
AT&T Inc.	1.050%	9/5/23	EUR	1,432	1,689
AT&T Inc.	1.300%	9/5/23	EUR	10,441	12,342
AT&T Inc.	1.950%	9/15/23	EUR	644	770
AT&T Inc.	3.450%	9/19/23	AUD	760	591
AT&T Inc.	2.400%	3/15/24	EUR	6,137	7,459
AT&T Inc.	1.375%	12/4/24	CHF	500	567
AT&T Inc.	4.000%	11/25/25	CAD	7,228	6,250
AT&T Inc.	3.500%	12/17/25	EUR	3,273	4,277
AT&T Inc.	4.100%	1/19/26	AUD	550	441
AT&T Inc.	0.250%	3/4/26	EUR	5,000	5,761
AT&T Inc.	1.800%	9/5/26	EUR	2,591	3,186
AT&T Inc.	2.900%	12/4/26	GBP	4,182	6,048
AT&T Inc.	1.600%	5/19/28	EUR	2,727	3,335
AT&T Inc.	4.600%	9/19/28	AUD	4,270	3,526
AT&T Inc.	2.350%	9/5/29	EUR	7,541	9,696
AT&T Inc.	0.800%	3/4/30	EUR	2,727	3,134
AT&T Inc.	2.050%	5/19/32	EUR	1,000	1,259
AT&T Inc.	3.550%	12/17/32	EUR	6,792	9,700
AT&T Inc.	5.200%	11/18/33	GBP	8,166	14,417
AT&T Inc.	3.375%	3/15/34	EUR	1,909	2,710
AT&T Inc.	2.450%	3/15/35	EUR	3,478	4,481
AT&T Inc.	3.150%	9/4/36	EUR	14,383	20,044
AT&T Inc.	2.600%	5/19/38	EUR	2,363	3,095
AT&T Inc.	7.000%	4/30/40	GBP	2,800	6,280
AT&T Inc.	4.250%	6/1/43	GBP	5,285	9,120
AT&T Inc.	4.875%	6/1/44	GBP	2,950	5,584
AT&T Inc.	4.850%	5/25/47	CAD	3,127	2,750

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AT&T Inc.	5.100%	11/25/48	CAD	2,796	2,554
Athene Global Funding	2.100%	9/24/25	CAD	1,909	1,534
Athene Global Funding	1.750%	11/24/27	GBP	4,000	5,400
Bank of America Corp.	0.750%	7/26/23	EUR	13,637	16,020
Bank of America Corp.	3.301%	4/24/24	CAD	6,494	5,393
Bank of America Corp.	1.379%	2/7/25	EUR	3,818	4,547
Bank of America Corp.	1.375%	3/26/25	EUR	2,045	2,460
Bank of America Corp.	2.932%	4/25/25	CAD	3,203	2,663
Bank of America Corp.	2.300%	7/25/25	GBP	4,091	5,779
Bank of America Corp.	3.407%	9/20/25	CAD	1,391	1,172
Bank of America Corp.	3.515%	3/24/26	CAD	2,045	1,734
Bank of America Corp.	0.808%	5/9/26	EUR	13,637	16,040
Bank of America Corp.	4.250%	12/10/26	GBP	3,016	4,674
Bank of America Corp.	1.776%	5/4/27	EUR	15,068	18,440
Bank of America Corp.	1.978%	9/15/27	CAD	3,985	3,161
Bank of America Corp.	0.583%	8/24/28	EUR	15,173	17,452
Bank of America Corp.	3.648%	3/31/29	EUR	9,545	13,027
Bank of America Corp.	2.598%	4/4/29	CAD	2,541	2,057
Bank of America Corp.	0.694%	3/22/31	EUR	18,100	20,486
Bank of America Corp.	0.654%	10/26/31	EUR	13,637	15,288
Baxter International Inc.	1.300%	5/30/25	EUR	9,924	11,870
Baxter International Inc.	1.300%	5/15/29	EUR	4,977	5,998
Becton Dickinson and Co.	1.000%	12/15/22	EUR	5,941	6,952
Becton Dickinson and Co.	0.034%	8/13/25	EUR	3,700	4,241
Becton Dickinson and Co.	1.900%	12/15/26	EUR	8,058	9,964
Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	7,295	8,524
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	5,522	6,605
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	2,300	2,604
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	3,100	3,456
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	4,773	6,940
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	2,454	3,925
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	681	796
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	7,091	8,438
Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	1,020,000	8,909
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	15,070	18,138
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	3,750,000	32,833
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,091	5,102
Berkshire Hathaway Inc.	0.500%	1/15/41	EUR	1,827	1,872
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	540,000	4,348
BlackRock Inc.	1.250%	5/6/25	EUR	4,466	5,382
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	123
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	606	722
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	4,037	4,938
Booking Holdings Inc.	2.375%	9/23/24	EUR	2,727	3,343
Booking Holdings Inc.	0.100%	3/8/25	EUR	14,574	16,805
Booking Holdings Inc.	1.800%	3/3/27	EUR	6,912	8,560
Booking Holdings Inc.	0.500%	3/8/28	EUR	9,948	11,487
BorgWarner Inc.	1.000%	5/19/31	EUR	5,929	6,733
Boston Scientific Corp.	0.625%	12/1/27	EUR	3,375	3,902
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,107	1,321
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	2,727	3,530
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,745	2,107
Brown-Forman Corp.	2.600%	7/7/28	GBP	6,354	9,241
Bunge Finance Europe BV	1.850%	6/16/23	EUR	10,616	12,588
Capital One Financial Corp.	1.650%	6/12/29	EUR	8,011	9,650

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Celanese US Holdings LLC	2.125%	3/1/27	EUR	5,386	6,680
Celanese US Holdings LLC	0.625%	9/10/28	EUR	2,100	2,388
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	1,296	1,505
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	6,247	7,672
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	4,364	5,129
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	3,273	3,975
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	8,573	11,769
Citigroup Inc.	0.750%	10/26/23	EUR	500	587
Citigroup Inc.	2.750%	1/24/24	GBP	7,841	11,047
Citigroup Inc.	2.375%	5/22/24	EUR	1,363	1,673
Citigroup Inc.	1.750%	1/28/25	EUR	3,614	4,392
Citigroup Inc.	4.090%	6/9/25	CAD	2,114	1,820
Citigroup Inc.	2.400%	10/31/25	JPY	4,238,600	39,393
Citigroup Inc.	1.500%	7/24/26	EUR	6,137	7,393
Citigroup Inc.	2.125%	9/10/26	EUR	3,682	4,619
Citigroup Inc.	1.750%	10/23/26	GBP	7,636	10,456
Citigroup Inc.	2.800%	6/25/27	JPY	88,600	855
Citigroup Inc.	0.500%	10/8/27	EUR	8,863	10,210
Citigroup Inc.	1.250%	4/10/29	EUR	2,045	2,445
Citigroup Inc.	4.500%	3/3/31	GBP	681	1,092
Citigroup Inc.	6.800%	6/25/38	GBP	400	920
Citigroup Inc.	7.375%	9/1/39	GBP	483	1,183
Coca-Cola Co.	0.500%	3/8/24	EUR	3,954	4,640
Coca-Cola Co.	3.250%	6/11/24	AUD	1,130	883
Coca-Cola Co.	1.125%	3/9/27	EUR	8,932	10,789
Coca-Cola Co.	0.125%	3/9/29	EUR	3,218	3,622
Coca-Cola Co.	0.400%	5/6/30	EUR	7,369	8,383
Coca-Cola Co.	1.250%	3/8/31	EUR	10,296	12,476
Coca-Cola Co.	0.500%	3/9/33	EUR	4,065	4,518
Coca-Cola Co.	0.375%	3/15/33	EUR	6,818	7,459
Coca-Cola Co.	1.625%	3/9/35	EUR	3,852	4,856
Coca-Cola Co.	0.950%	5/6/36	EUR	4,404	5,072
Coca-Cola Co.	0.800%	3/15/40	EUR	4,022	4,415
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	1,296	1,524
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,772	2,198
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	483	567
Comcast Corp.	0.010%	9/14/26	EUR	3,100	3,536
Comcast Corp.	1.500%	2/20/29	GBP	4,636	6,249
Comcast Corp.	0.250%	9/14/29	EUR	4,700	5,292
Comcast Corp.	5.500%	11/23/29	GBP	2,727	4,773
Comcast Corp.	1.875%	2/20/36	GBP	4,546	6,124
Comcast Corp.	1.250%	2/20/40	EUR	5,652	6,639
Corning Inc.	0.992%	8/10/27	JPY	1,160,000	10,190
CyrusOne LP / CyrusOne Finance Corp.	1.450%	1/22/27	EUR	3,386	3,929
Danaher Corp.	1.700%	3/30/24	EUR	483	581
Danaher Corp.	2.500%	3/30/30	EUR	7,841	10,358
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	10,432	12,015
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	2,250	2,585
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	5,113	5,852
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	7,363	8,630
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	4,091	5,100
Digital Dutch Finco BV	1.250%	2/1/31	EUR	8,470	9,795
Digital Euro Finco LLC	2.625%	4/15/24	EUR	3,478	4,256
Digital Euro Finco LLC	1.125%	4/9/28	EUR	17,727	20,781
Digital Stout Holding LLC	4.250%	1/17/25	GBP	1,500	2,226

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Digital Stout Holding LLC	3.300%	7/19/29	GBP	4,741	6,993
	Digital Stout Holding LLC	3.750%	10/17/30	GBP	2,727	4,173
	Discovery Communications LLC	2.500%	9/20/24	GBP	5,113	7,189
	Discovery Communications LLC	1.900%	3/19/27	EUR	9,370	11,414
	Dover Corp.	1.250%	11/9/26	EUR	13,432	16,151
	Dow Chemical Co.	0.500%	3/15/27	EUR	12,204	14,063
	Dow Chemical Co.	1.875%	3/15/40	EUR	2,523	3,100
[3]	DXC Capital Funding DAC	0.450%	9/15/27	EUR	3,600	4,064
[3]	DXC Capital Funding DAC	0.950%	9/15/31	EUR	6,000	6,687
	DXC Technology Co.	1.750%	1/15/26	EUR	9,614	11,649
	Eastman Chemical Co.	1.500%	5/26/23	EUR	6,818	8,039
	Eastman Chemical Co.	1.875%	11/23/26	EUR	7,295	9,007
	Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	8,000	9,421
	Ecolab Inc.	1.000%	1/15/24	EUR	5,195	6,136
	Eli Lilly & Co.	2.125%	6/3/30	EUR	5,522	7,227
	Eli Lilly & Co.	1.700%	11/1/49	EUR	4,227	5,592
	Emerson Electric Co.	0.375%	5/22/24	EUR	1,398	1,630
	Emerson Electric Co.	1.250%	10/15/25	EUR	1,363	1,637
	Emerson Electric Co.	2.000%	10/15/29	EUR	1,363	1,741
	Euronet Worldwide Inc.	1.375%	5/22/26	EUR	4,295	5,039
	Exxon Mobil Corp.	0.142%	6/26/24	EUR	13,704	15,912
	Exxon Mobil Corp.	0.835%	6/26/32	EUR	6,818	7,684
	Exxon Mobil Corp.	1.408%	6/26/39	EUR	7,863	8,870
	FedEx Corp.	1.625%	1/11/27	EUR	4,773	5,839
	FedEx Corp.	1.300%	8/5/31	EUR	1,568	1,853
	FedEx Corp.	0.950%	5/4/33	EUR	8,975	9,951
	Fidelity National Information Services Inc.	0.125%	12/3/22	EUR	1,023	1,186
	Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	5,456	6,385
	Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	8,470	10,034
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	15,823	19,136
	Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	6,955	8,158
	Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,517	2,118
	Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	3,000	3,763
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	3,235	4,893
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	2,245	3,175
	Fiserv Inc.	0.375%	7/1/23	EUR	1,681	1,957
	Fiserv Inc.	2.250%	7/1/25	GBP	1,432	2,014
	Fiserv Inc.	1.125%	7/1/27	EUR	1,948	2,322
	Fiserv Inc.	1.625%	7/1/30	EUR	4,704	5,737
	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,023	976
	GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	1,950	2,735
	GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	3,749	7,130
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	6,094	11,180
	GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,000	4,122
	GE Capital UK Funding Unlimited Co.	8.000%	1/14/39	GBP	750	1,807
	General Electric Co.	0.875%	5/17/25	EUR	6,125	7,227
	General Electric Co.	1.875%	5/28/27	EUR	12,000	14,872
	General Electric Co.	1.500%	5/17/29	EUR	6,159	7,456
	General Electric Co.	4.125%	9/19/35	EUR	3,614	5,547
	General Electric Co.	2.125%	5/17/37	EUR	5,454	6,841
	General Electric Co.	4.875%	9/18/37	GBP	4,934	8,364
	General Mills Inc.	1.000%	4/27/23	EUR	9,545	11,194
	General Mills Inc.	0.450%	1/15/26	EUR	2,250	2,622
	General Mills Inc.	1.500%	4/27/27	EUR	1,363	1,671
	General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	2,350	1,820

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	4,054	4,913
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	614	853
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	6,818	7,955
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	4,000	4,510
General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	3,068	2,549
General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	3,409	3,021
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	2,000	1,570
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	9,409	11,345
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	8,363	10,022
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	21,427	25,290
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	6,231	7,612
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	3,409	4,353
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	15,641	18,560
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	2,546	4,175
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	636	534
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	12,273	18,529
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	3,409	4,392
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,850	2,255
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	10,000	13,351
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	8,470	9,468
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	4,841	6,023
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	564	1,021
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	6,955	8,687
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	6,649	5,194
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	4,773	7,055
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	13,000	14,715
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	1,694	3,571
Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	4,180	5,117
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	1,227	1,007
Honeywell International Inc.	1.300%	2/22/23	EUR	9,659	11,393
Honeywell International Inc.	2.250%	2/22/28	EUR	3,879	4,982
Honeywell International Inc.	2.250%	2/22/28	EUR	7,500	9,632
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	2,114	2,490
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	3,205	3,731
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	3,749	4,395
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	7,977	10,391
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	4,227	5,033
Intel Corp.	4.000%	12/1/22	AUD	4,820	3,751
International Business Machines Corp.	0.375%	1/31/23	EUR	6,613	7,705
International Business Machines Corp.	0.875%	1/31/25	EUR	2,045	2,426
International Business Machines Corp.	0.950%	5/23/25	EUR	12,546	14,908
International Business Machines Corp.	2.875%	11/7/25	EUR	2,796	3,591
International Business Machines Corp.	1.250%	1/29/27	EUR	4,678	5,653
International Business Machines Corp.	0.300%	2/11/28	EUR	5,113	5,849
International Business Machines Corp.	1.750%	1/31/31	EUR	6,409	8,075
International Business Machines Corp.	1.200%	2/11/40	EUR	3,682	4,378
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	6,091	7,463
John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,098	905
John Deere Cash Management Sarl	0.500%	9/15/23	EUR	1,500	1,760
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	6,818	9,115
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	3,409	4,482
John Deere Financial Inc.	1.090%	7/17/24	CAD	2,000	1,593
John Deere Financial Inc.	2.580%	10/16/26	CAD	1,296	1,069
John Deere Financial Inc.	1.340%	9/8/27	CAD	5,386	4,130
Johnson & Johnson	0.250%	1/20/22	EUR	1,841	2,130

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Johnson & Johnson	0.650%	5/20/24	EUR	6,955	8,204
	Johnson & Johnson	1.150%	11/20/28	EUR	818	1,005
	Johnson & Johnson	1.650%	5/20/35	EUR	150	195
	Johnson Controls International plc	1.000%	9/15/23	EUR	2,046	2,411
	Johnson Controls International plc	1.375%	2/25/25	EUR	10,885	13,047
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	3,395	3,892
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	2,454	2,839
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	29,045	32,176
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	5,455	6,599
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	3,818	4,947
	JPMorgan Chase & Co.	0.991%	4/28/26	GBP	10,000	13,432
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	3,409	5,125
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	49,795	59,072
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	18,480	21,139
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	11,000	8,659
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	2,838	3,466
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	8,822	10,256
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	6,776	7,857
	Kellogg Co.	1.250%	3/10/25	EUR	3,478	4,160
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	4,819	6,083
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	6,818	8,338
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	2,045	2,501
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	9,545	12,104
	LYB International Finance II BV	0.875%	9/17/26	EUR	6,137	7,237
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	350	430
	Mastercard Inc.	1.100%	12/1/22	EUR	8,762	10,254
	Mastercard Inc.	2.100%	12/1/27	EUR	5,548	7,082
	McDonald's Corp.	2.000%	6/1/23	EUR	1,300	1,555
	McDonald's Corp.	1.000%	11/15/23	EUR	11,500	13,601
	McDonald's Corp.	0.625%	1/29/24	EUR	8,600	10,098
	McDonald's Corp.	3.000%	3/8/24	AUD	14,800	11,431
	McDonald's Corp.	2.375%	11/27/24	EUR	100	124
	McDonald's Corp.	3.125%	3/4/25	CAD	6,818	5,751
	McDonald's Corp.	0.900%	6/15/26	EUR	100	119
	McDonald's Corp.	1.875%	5/26/27	EUR	100	125
	McDonald's Corp.	1.750%	5/3/28	EUR	2,600	3,241
	McDonald's Corp.	2.625%	6/11/29	EUR	100	133
	McDonald's Corp.	1.500%	11/28/29	EUR	9,600	11,782
	McDonald's Corp.	4.125%	6/11/54	GBP	1,200	2,396
	McKesson Corp.	1.500%	11/17/25	EUR	8,591	10,413
	McKesson Corp.	1.625%	10/30/26	EUR	6,955	8,527
	McKesson Corp.	3.125%	2/17/29	GBP	620	910
	Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	2,523	2,940
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,977	2,298
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	4,841	5,561
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	5,522	6,891
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	1,909	2,255
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	6,818	7,793
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	2,114	2,838
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	6,955	8,384
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	3,273	3,839
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	10,432	12,845
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	6,409	7,745
	Merck & Co. Inc.	0.500%	11/2/24	EUR	6,763	7,940

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Merck & Co. Inc.	1.875%	10/15/26	EUR	2,250	2,818
	Merck & Co. Inc.	2.500%	10/15/34	EUR	3,586	5,070
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,636	2,056
	MetLife Inc.	5.375%	12/9/24	GBP	2,966	4,551
	MetLife Inc.	0.769%	5/23/29	JPY	960,000	8,501
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	1,466	2,044
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	483	576
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	3,409	3,985
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,841	1,474
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	5,929	7,689
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	3,800	2,990
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	1,909	1,632
	Microsoft Corp.	3.125%	12/6/28	EUR	3,400	4,750
	Microsoft Corp.	2.625%	5/2/33	EUR	2,727	3,899
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,900	2,335
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	6,000	7,116
	Molson Coors International LP	2.840%	7/15/23	CAD	3,409	2,805
	Molson Coors International LP	3.440%	7/15/26	CAD	1,943	1,642
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	6,477	7,363
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	4,800	5,390
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	2,100	2,342
	Mondelez International Inc.	3.250%	3/7/25	CAD	2,193	1,845
	Mondelez International Inc.	1.625%	3/8/27	EUR	8,090	9,925
	Mondelez International Inc.	0.250%	3/17/28	EUR	12,000	13,590
	Mondelez International Inc.	0.750%	3/17/33	EUR	8,000	8,873
	Mondelez International Inc.	2.375%	3/6/35	EUR	792	1,036
	Moody's Corp.	1.750%	3/9/27	EUR	2,052	2,545
	Moody's Corp.	0.950%	2/25/30	EUR	4,091	4,831
	Morgan Stanley	1.000%	12/2/22	EUR	19,970	23,416
	Morgan Stanley	1.875%	3/30/23	EUR	2,045	2,434
	Morgan Stanley	3.000%	2/7/24	CAD	6,812	5,679
	Morgan Stanley	0.637%	7/26/24	EUR	13,773	16,120
	Morgan Stanley	1.750%	1/30/25	EUR	8,386	10,192
	Morgan Stanley	1.342%	10/23/26	EUR	9,205	11,063
	Morgan Stanley	2.625%	3/9/27	GBP	5,958	8,519
	Morgan Stanley	1.875%	4/27/27	EUR	4,060	5,033
	Morgan Stanley	1.779%	8/4/27	CAD	2,000	1,573
	Morgan Stanley	0.406%	10/29/27	EUR	9,853	11,290
	Morgan Stanley	0.495%	10/26/29	EUR	22,637	25,568
	Morgan Stanley	0.497%	2/7/31	EUR	13,055	14,550
	Nasdaq Inc.	1.750%	3/28/29	EUR	6,477	8,021
	Nasdaq Inc.	0.875%	2/13/30	EUR	6,790	7,875
	Nasdaq Inc.	0.900%	7/30/33	EUR	3,300	3,694
	National Grid North America Inc.	0.750%	8/8/23	EUR	500	586
	National Grid North America Inc.	1.000%	7/12/24	EUR	500	591
	New York Life Global Funding	1.250%	12/17/26	GBP	5,000	6,779
	New York Life Global Funding	0.250%	1/23/27	EUR	6,818	7,854
	New York Life Global Funding	2.000%	4/17/28	CAD	4,000	3,178
	NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	3,070	2,230
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	2,591	3,057
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	3,068	3,747
	Oracle Corp.	3.125%	7/10/25	EUR	681	875
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	10,630	12,598

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
PepsiCo Inc.	2.500%	11/1/22	GBP	500	696
PepsiCo Inc.	0.250%	5/6/24	EUR	4,295	5,013
PepsiCo Inc.	2.150%	5/6/24	CAD	2,182	1,787
PepsiCo Inc.	0.750%	3/18/27	EUR	1,363	1,618
PepsiCo Inc.	0.500%	5/6/28	EUR	8,045	9,399
PepsiCo Inc.	0.875%	7/18/28	EUR	2,454	2,929
PepsiCo Inc.	1.125%	3/18/31	EUR	1,296	1,563
PepsiCo Inc.	0.400%	10/9/32	EUR	8,111	9,028
PepsiCo Inc.	0.750%	10/14/33	EUR	4,527	5,181
PepsiCo Inc.	0.875%	10/16/39	EUR	6,750	7,737
PepsiCo Inc.	1.050%	10/9/50	EUR	1,500	1,722
PerkinElmer Inc.	1.875%	7/19/26	EUR	3,136	3,853
Pfizer Inc.	0.250%	3/6/22	EUR	8,659	10,027
Pfizer Inc.	1.000%	3/6/27	EUR	2,318	2,784
Pfizer Inc.	2.735%	6/15/43	GBP	1,255	1,945
Philip Morris International Inc.	0.625%	11/8/24	EUR	954	1,117
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,705	2,264
Philip Morris International Inc.	0.800%	8/1/31	EUR	6,137	6,844
Philip Morris International Inc.	3.125%	6/3/33	EUR	681	935
Philip Morris International Inc.	2.000%	5/9/36	EUR	5,455	6,512
Philip Morris International Inc.	1.875%	11/6/37	EUR	3,682	4,314
Philip Morris International Inc.	1.450%	8/1/39	EUR	4,227	4,620
PPG Industries Inc.	0.875%	11/3/25	EUR	1,772	2,101
PPG Industries Inc.	1.400%	3/13/27	EUR	300	367
Praxair Inc.	1.200%	2/12/24	EUR	5,455	6,509
Praxair Inc.	1.625%	12/1/25	EUR	14,011	17,280
Procter & Gamble Co.	1.125%	11/2/23	EUR	7,923	9,416
Procter & Gamble Co.	0.500%	10/25/24	EUR	2,045	2,407
Procter & Gamble Co.	0.625%	10/30/24	EUR	2,796	3,301
Procter & Gamble Co.	1.375%	5/3/25	GBP	6,682	9,237
Procter & Gamble Co.	1.200%	10/30/28	EUR	3,205	3,934
Procter & Gamble Co.	1.800%	5/3/29	GBP	8,607	12,174
Procter & Gamble Co.	1.250%	10/25/29	EUR	4,773	5,885
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,636	2,229
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	11,591	13,274
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,273	2,614
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	723	908
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	4,125	4,633
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	8,724	9,636
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	2,250	2,546
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	3,896	4,249
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	3,136	3,591
Prologis LP	3.000%	6/2/26	EUR	1,091	1,419
Prologis LP	2.250%	6/30/29	GBP	2,944	4,203
Public Storage	0.500%	9/9/30	EUR	5,900	6,609
Public Storage	0.875%	1/24/32	EUR	4,568	5,183
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	8,470	10,765
Realty Income Corp.	1.125%	7/13/27	GBP	8,000	10,631
Realty Income Corp.	1.750%	7/13/33	GBP	4,900	6,526
Schlumberger Finance BV	0.250%	10/15/27	EUR	6,818	7,800
Schlumberger Finance BV	0.500%	10/15/31	EUR	6,818	7,648
Schlumberger Finance BV	2.000%	5/6/32	EUR	4,000	5,129
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	2,318	2,765
Schneider Electric SE	1.500%	9/8/23	EUR	400	475
Schneider Electric SE	0.250%	9/9/24	EUR	6,100	7,119

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Schneider Electric SE	0.875%	3/11/25	EUR	2,100	2,496
Schneider Electric SE	1.500%	1/15/28	EUR	7,500	9,321
Schneider Electric SE	0.250%	3/11/29	EUR	10,200	11,723
Simon International Finance SCA	1.125%	3/19/33	EUR	3,000	3,417
Southern Co.	1.875%	9/15/81	EUR	5,000	5,644
Southern Power Co.	1.850%	6/20/26	EUR	7,295	9,002
Stellantis NV	2.000%	3/20/25	EUR	2,500	3,039
Stellantis NV	3.875%	1/5/26	EUR	11,591	15,163
Stellantis NV	4.500%	7/7/28	EUR	12,748	18,044
Stellantis NV	1.250%	6/20/33	EUR	10,000	11,221
Stryker Corp.	1.125%	11/30/23	EUR	1,568	1,860
Stryker Corp.	0.250%	12/3/24	EUR	2,591	3,010
Stryker Corp.	2.125%	11/30/27	EUR	1,296	1,638
Stryker Corp.	2.625%	11/30/30	EUR	1,432	1,908
Stryker Corp.	1.000%	12/3/31	EUR	7,499	8,778
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	3,200	3,988
Sysco Canada Inc.	3.650%	4/25/25	CAD	1,745	1,480
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	6,302	7,276
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	4,962	5,758
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	3,190	3,759
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	4,364	5,039
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	4,091	5,012
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	11,217	13,543
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	2,045	2,527
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	2,114	2,436
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	681	824
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	4,515	6,348
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	2,727	3,214
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	7,432	9,088
Time Warner Cable LLC	5.250%	7/15/42	GBP	4,022	7,363
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	200	235
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	5,000	6,587
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	10,000	11,363
Trillium Windpower LP	5.803%	2/15/33	CAD	973	899
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	7,040	5,850
Tyco Electronics Group SA	1.100%	3/1/23	EUR	2,541	2,981
Tyco Electronics Group SA	0.000%	2/14/25	EUR	4,295	4,957
Tyco Electronics Group SA	0.000%	2/16/29	EUR	6,268	6,959
United Parcel Service Inc.	0.375%	11/15/23	EUR	5,046	5,897
United Parcel Service Inc.	2.125%	5/21/24	CAD	4,773	3,905
United Parcel Service Inc.	1.625%	11/15/25	EUR	8,114	9,929
United Parcel Service Inc.	1.500%	11/15/32	EUR	2,250	2,798
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,150	2,631
Upjohn Finance BV	1.362%	6/23/27	EUR	5,455	6,492
Upjohn Finance BV	1.908%	6/23/32	EUR	5,455	6,539
US Bancorp	0.850%	6/7/24	EUR	10,120	11,955
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	804	1,057
Ventas Canada Finance Ltd.	2.550%	3/15/23	CAD	1,636	1,339
Ventas Canada Finance Ltd.	2.800%	4/12/24	CAD	4,250	3,509
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	818	698
Verizon Communications Inc.	3.500%	2/17/23	AUD	4,340	3,361
Verizon Communications Inc.	4.073%	6/18/24	GBP	2,045	3,010
Verizon Communications Inc.	4.050%	2/17/25	AUD	1,050	837
Verizon Communications Inc.	0.875%	4/2/25	EUR	3,341	3,957
Verizon Communications Inc.	3.250%	2/17/26	EUR	1,772	2,318

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	1.375%	10/27/26	EUR	4,773	5,795
Verizon Communications Inc.	0.875%	4/8/27	EUR	17,022	20,123
Verizon Communications Inc.	4.500%	8/17/27	AUD	8,590	7,040
Verizon Communications Inc.	2.350%	3/23/28	AUD	2,000	1,445
Verizon Communications Inc.	1.375%	11/2/28	EUR	6,682	8,147
Verizon Communications Inc.	1.125%	11/3/28	GBP	8,928	11,665
Verizon Communications Inc.	0.375%	3/22/29	EUR	10,583	11,969
Verizon Communications Inc.	1.875%	10/26/29	EUR	2,260	2,850
Verizon Communications Inc.	1.250%	4/8/30	EUR	6,818	8,169
Verizon Communications Inc.	2.500%	5/16/30	CAD	3,796	3,012
Verizon Communications Inc.	1.875%	9/19/30	GBP	1,091	1,482
Verizon Communications Inc.	2.500%	4/8/31	GBP	553	785
Verizon Communications Inc.	2.625%	12/1/31	EUR	2,000	2,676
Verizon Communications Inc.	0.750%	3/22/32	EUR	5,470	6,154
Verizon Communications Inc.	1.300%	5/18/33	EUR	5,711	6,715
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,473	6,236
Verizon Communications Inc.	3.125%	11/2/35	GBP	3,568	5,438
Verizon Communications Inc.	3.375%	10/27/36	GBP	6,243	9,800
Verizon Communications Inc.	2.875%	1/15/38	EUR	7,350	10,329
Verizon Communications Inc.	1.875%	11/3/38	GBP	4,591	5,953
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,560	1,838
Verizon Communications Inc.	3.500%	11/4/39	AUD	1,000	696
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,000	1,238
Verizon Communications Inc.	3.625%	5/16/50	CAD	7,075	5,437
Verizon Communications Inc.	4.050%	3/22/51	CAD	1,058	875
VF Corp.	0.625%	9/20/23	EUR	3,682	4,307
VF Corp.	0.250%	2/25/28	EUR	1,023	1,163
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	903	1,318
Walmart Inc.	1.900%	4/8/22	EUR	5,795	6,728
Walmart Inc.	2.550%	4/8/26	EUR	1,296	1,656
Walmart Inc.	4.875%	9/21/29	EUR	7,329	11,339
Walmart Inc.	5.625%	3/27/34	GBP	10,114	19,951
Walmart Inc.	5.250%	9/28/35	GBP	681	1,338
Walt Disney Co.	3.057%	3/30/27	CAD	3,954	3,301
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	2,544	2,095
Wells Fargo & Co.	2.250%	5/2/23	EUR	11,113	13,306
Wells Fargo & Co.	2.509%	10/27/23	CAD	7,507	6,185
Wells Fargo & Co.	0.500%	11/2/23	CHF	13,635	15,037
Wells Fargo & Co.	2.125%	12/20/23	GBP	644	894
Wells Fargo & Co.	3.184%	2/8/24	CAD	3,409	2,842
Wells Fargo & Co.	0.500%	4/26/24	EUR	7,023	8,202
Wells Fargo & Co.	3.874%	5/21/25	CAD	2,350	2,006
Wells Fargo & Co.	1.625%	6/2/25	EUR	3,409	4,125
Wells Fargo & Co.	2.000%	7/28/25	GBP	18,682	25,902
Wells Fargo & Co.	2.000%	4/27/26	EUR	13,637	16,809
Wells Fargo & Co.	2.975%	5/19/26	CAD	6,886	5,722
Wells Fargo & Co.	1.375%	10/26/26	EUR	9,068	10,897
Wells Fargo & Co.	1.000%	2/2/27	EUR	10,110	11,897
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,746	3,029
Wells Fargo & Co.	1.500%	5/24/27	EUR	13,637	16,453
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,952	4,456
Wells Fargo & Co.	1.741%	5/4/30	EUR	6,818	8,300
Wells Fargo & Co.	0.625%	8/14/30	EUR	5,455	6,125
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,694	2,971
Wells Fargo Bank NA	5.250%	8/1/23	GBP	6,350	9,249

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wells Fargo Canada Corp.	3.460%	1/24/23	CAD	11,249	9,366
Welltower Inc.	4.800%	11/20/28	GBP	4,977	8,015
Welltower Inc.	4.500%	12/1/34	GBP	3,273	5,473
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	7,295	8,788
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	2,454	2,925
WPC Eurobond BV	2.250%	7/19/24	EUR	4,295	5,229
WPC Eurobond BV	2.250%	4/9/26	EUR	2,796	3,455
WPC Eurobond BV	2.125%	4/15/27	EUR	13,319	16,487
WPC Eurobond BV	1.350%	4/15/28	EUR	6,137	7,239
WPC Eurobond BV	0.950%	6/1/30	EUR	2,456	2,753
Xylem Inc.	2.250%	3/11/23	EUR	2,591	3,075
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	4,022	4,729
					3,722,356
Total Corporate Bonds (Cost $23,033,246)					23,701,296
Sovereign Bonds (77.8%)
Australia (2.7%)
Australian Capital Territory	4.000%	5/22/24	AUD	3,400	2,720
Australian Capital Territory	1.250%	5/22/25	AUD	850	634
Australian Capital Territory	2.500%	5/21/26	AUD	1,360	1,057
Australian Capital Territory	3.000%	4/18/28	AUD	400	319
Australian Capital Territory	2.250%	5/22/29	AUD	6,830	5,154
Australian Capital Territory	1.750%	5/17/30	AUD	1,500	1,087
Australian Capital Territory	1.750%	10/23/31	AUD	600	425
Commonwealth of Australia	5.750%	7/15/22	AUD	60,939	47,577
Commonwealth of Australia	2.250%	11/21/22	AUD	35,800	27,442
Commonwealth of Australia	5.500%	4/21/23	AUD	68,618	55,299
Commonwealth of Australia	2.750%	4/21/24	AUD	27,273	21,483
Commonwealth of Australia	0.250%	11/21/24	AUD	165,573	120,947
Commonwealth of Australia	3.250%	4/21/25	AUD	123,947	99,273
Commonwealth of Australia	0.250%	11/21/25	AUD	56,591	40,542
Commonwealth of Australia	4.250%	4/21/26	AUD	104,259	87,729
Commonwealth of Australia	0.500%	9/21/26	AUD	87,551	62,587
Commonwealth of Australia	4.750%	4/21/27	AUD	108,648	95,174
Commonwealth of Australia	2.750%	11/21/27	AUD	111,318	88,955
Commonwealth of Australia	2.250%	5/21/28	AUD	156,354	122,175
Commonwealth of Australia	2.750%	11/21/28	AUD	199,578	159,650
Commonwealth of Australia	3.250%	4/21/29	AUD	216,277	178,545
Commonwealth of Australia	2.750%	11/21/29	AUD	158,499	128,000
Commonwealth of Australia	2.500%	5/21/30	AUD	147,317	115,831
Commonwealth of Australia	1.000%	12/21/30	AUD	179,991	125,602
Commonwealth of Australia	1.500%	6/21/31	AUD	143,821	104,636
Commonwealth of Australia	1.000%	11/21/31	AUD	143,681	97,771
Commonwealth of Australia	1.250%	5/21/32	AUD	80,765	56,811
Commonwealth of Australia	4.500%	4/21/33	AUD	66,495	62,232
Commonwealth of Australia	2.750%	6/21/35	AUD	63,658	50,550
Commonwealth of Australia	3.750%	4/21/37	AUD	48,477	42,802
Commonwealth of Australia	3.250%	6/21/39	AUD	49,852	41,217
Commonwealth of Australia	2.750%	5/21/41	AUD	48,203	36,749
Commonwealth of Australia	3.000%	3/21/47	AUD	87,550	68,953
Commonwealth of Australia	1.750%	6/21/51	AUD	61,289	36,880
National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	1,990	1,527
National Housing Finance and Investment Corp.	2.335%	6/30/36	AUD	5,000	3,646

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	4.000%	4/20/23	AUD	22,909	18,054
	New South Wales Treasury Corp.	1.000%	2/8/24	AUD	21,137	15,833
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	22,636	18,734
	New South Wales Treasury Corp.	1.250%	3/20/25	AUD	27,273	20,376
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	6,546	5,420
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	89,301	71,325
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	85,606	68,377
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	13,637	10,917
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	15,681	12,515
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	38,154	30,468
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	28,470	20,872
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	20,000	13,807
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	8,470	6,044
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	564	467
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	15,227	10,046
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	350	226
	Northern Territory Treasury Corp.	2.500%	11/21/22	AUD	500	385
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	3,800	2,963
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	7,000	5,491
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,300	1,064
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	3,200	2,635
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	800	575
[3]	Queensland Treasury Corp.	4.250%	7/21/23	AUD	34,568	27,464
[3]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	9,205	7,237
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	31,500	26,497
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	33,749	28,309
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	42,613	34,251
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	36,136	28,456
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	29,113	23,576
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	31,600	25,649
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	54,534	45,268
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	23,812	16,975
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	20,000	13,719
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	5,659	5,958
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	1,705	1,161
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	10,227	6,887
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	10,091	6,666
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	5,359	4,820
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	3,409	2,731
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	11,931	9,190
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	7,499	5,881
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	5,625	4,473
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	853	681
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	12,486	9,967
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	21,013	16,488
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	19,152	13,496
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	6,547	5,231
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	1,023	823

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	1,050	770
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	9,545	8,077
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	35,455	31,522
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	16,941	12,280
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	25,995	20,710
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	48,781	37,560
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	45,105	31,714
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	13,637	9,501
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	28,749	25,500
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	10,000	7,298
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	10,227	7,351
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	10,000	6,816
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	20,420	13,323
	Western Australian Treasury Corp.	6.000%	10/16/23	AUD	6,818	5,629
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	32,727	25,349
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	10,568	8,937
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	16,933	13,497
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	6,818	5,458
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	21,768	17,639
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	9,899	7,780
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	21,068	15,024
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	450	315
						3,212,479
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	23,181	27,082
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	1,363	1,784
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	6,137	7,048
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	500	722
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	818	1,197
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	20,865	24,804
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	1,023	807
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	3,409	3,941
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	3,065	4,091
[3]	Republic of Austria	3.400%	11/22/22	EUR	20,659	24,872
[3]	Republic of Austria	0.000%	4/20/23	EUR	69,749	81,310
[3]	Republic of Austria	0.000%	7/15/23	EUR	17,778	20,753
[3]	Republic of Austria	1.750%	10/20/23	EUR	34,724	41,977
[3]	Republic of Austria	0.000%	7/15/24	EUR	47,727	55,894
[3]	Republic of Austria	1.650%	10/21/24	EUR	4,630	5,695
[3]	Republic of Austria	0.000%	4/20/25	EUR	214,100	250,782
[3]	Republic of Austria	0.750%	10/20/26	EUR	52,636	63,999
[3]	Republic of Austria	0.500%	4/20/27	EUR	27,955	33,591
[3]	Republic of Austria	0.750%	2/20/28	EUR	17,045	20,786
[3]	Republic of Austria	0.500%	2/20/29	EUR	104,233	125,033
[3]	Republic of Austria	0.000%	2/20/30	EUR	18,192	20,895
[3]	Republic of Austria	0.000%	2/20/31	EUR	73,187	83,307
[3]	Republic of Austria	2.400%	5/23/34	EUR	15,412	22,495
[3]	Republic of Austria	5.375%	12/1/34	CAD	1,107	1,140
[3]	Republic of Austria	0.250%	10/20/36	EUR	107,692	121,131
[3]	Republic of Austria	0.000%	10/20/40	EUR	27,151	28,651
[3]	Republic of Austria	3.150%	6/20/44	EUR	34,258	62,595

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Austria	1.500%	2/20/47	EUR	24,338	34,725
[3]	Republic of Austria	0.750%	3/20/51	EUR	17,045	20,604
[3]	Republic of Austria	3.800%	1/26/62	EUR	7,568	18,295
[3]	Republic of Austria	0.700%	4/20/71	EUR	20,000	22,167
[3]	Republic of Austria	1.500%	11/2/86	EUR	16,656	25,242
[3]	Republic of Austria	2.100%	9/20/17	EUR	16,462	31,531
[3]	Republic of Austria	0.850%	6/30/20	EUR	24,772	26,493
						1,315,439
Belgium (1.8%)
	Kingdom of Belgium	2.250%	6/22/23	EUR	47,720	57,756
[3]	Kingdom of Belgium	2.600%	6/22/24	EUR	88,895	111,326
[3]	Kingdom of Belgium	0.500%	10/22/24	EUR	35,455	42,211
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	148,756	179,564
[3,9]	Kingdom of Belgium	1.000%	6/22/26	EUR	181,788	222,726
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	86,795	105,983
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	110,077	128,471
[3,9]	Kingdom of Belgium	0.900%	6/22/29	EUR	110,611	136,569
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	129,545	149,712
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	18,545	23,135
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	111,363	125,698
	Kingdom of Belgium	4.000%	3/28/32	EUR	27,490	44,208
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	23,863	30,632
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	86,434	132,559
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	3,020	5,608
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	11,741	15,498
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	86,346	121,457
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	85,392	94,748
	Kingdom of Belgium	3.750%	6/22/45	EUR	38,485	73,984
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	80,338	110,611
[3]	Kingdom of Belgium	1.700%	6/22/50	EUR	35,948	50,828
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	10,636	17,382
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	7,402	12,302
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	51,154	50,821
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	3,400	4,012
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	7,000	8,481
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	2,000	2,592
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	2,400	3,351
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	2,200	2,863
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	11,200	12,987
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,800	7,940
	Region Wallonne Belgium	1.250%	5/3/34	EUR	10,600	13,185
	Region Wallonne Belgium	0.650%	1/16/51	EUR	2,600	2,647
	Region Wallonne Belgium	1.250%	6/22/71	EUR	3,000	3,407
						2,105,254
Britain (0.0%)
	United Kingdom Gilt	1.500%	7/31/53	GBP	22,890	34,905
Bulgaria (0.0%)
	Republic of Bulgaria	1.875%	3/21/23	EUR	4,091	4,859
	Republic of Bulgaria	2.950%	9/3/24	EUR	644	808
	Republic of Bulgaria	2.625%	3/26/27	EUR	2,045	2,658
	Republic of Bulgaria	3.000%	3/21/28	EUR	17,043	22,863
	Republic of Bulgaria	3.125%	3/26/35	EUR	3,409	4,892
	Republic of Bulgaria	1.375%	9/23/50	EUR	4,773	5,155
						41,235

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Canada (4.3%)
	British Columbia Municipal Finance Authority	2.600%	4/23/23	CAD	1,260	1,043
	British Columbia Municipal Finance Authority	2.800%	12/3/23	CAD	4,176	3,486
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	3,675	3,030
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	4,081	3,447
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	4,091	3,261
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	9,402	7,896
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	262	219
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	1,000	794
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	5,195	4,460
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	814	677
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	2,500	2,032
	Canada	0.250%	11/1/22	CAD	91,891	73,867
	Canada	0.250%	2/1/23	CAD	121,516	97,436
	Canada	1.750%	3/1/23	CAD	18,746	15,319
	Canada	0.250%	5/1/23	CAD	83,001	66,385
	Canada	1.500%	6/1/23	CAD	18,964	15,459
	Canada	8.000%	6/1/23	CAD	750	673
	Canada	0.250%	8/1/23	CAD	82,980	66,171
	Canada	2.000%	9/1/23	CAD	23,935	19,674
	Canada	2.250%	3/1/24	CAD	32,035	26,555
	Canada	2.500%	6/1/24	CAD	14,305	11,955
	Canada	1.500%	9/1/24	CAD	109,714	89,386
	Canada	9.000%	6/1/25	CAD	8,181	8,391
	Canada	0.500%	9/1/25	CAD	25,836	20,218
	Canada	0.250%	3/1/26	CAD	111,187	85,457
	Canada	1.500%	6/1/26	CAD	3,750	3,041
	Canada	1.000%	9/1/26	CAD	69,200	54,679
	Canada	1.000%	6/1/27	CAD	2,740	2,154
	Canada	8.000%	6/1/27	CAD	3,478	3,783
	Canada	5.750%	6/1/29	CAD	27,534	28,849
	Canada	1.250%	6/1/30	CAD	93,650	73,401
	Canada	0.500%	12/1/30	CAD	98,212	71,620
	Canada	1.500%	6/1/31	CAD	152,520	121,131
	Canada	5.750%	6/1/33	CAD	72,171	82,400
	Canada	5.000%	6/1/37	CAD	41,120	47,210
	Canada	4.000%	6/1/41	CAD	34,892	37,641
	Canada	3.500%	12/1/45	CAD	13,417	13,985
	Canada	2.750%	12/1/48	CAD	16,576	15,531
	Canada	2.000%	12/1/51	CAD	130,180	105,314
	Canada	1.750%	12/1/53	CAD	35,600	27,002
	Canada	2.750%	12/1/64	CAD	26,041	25,069
[3]	Canada Housing Trust No. 1	2.400%	12/15/22	CAD	61,450	50,571
[3]	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	41,085	33,983
[3]	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	45,440	37,826
[3]	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	14,500	12,244
[3]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	38,040	31,633
[3]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	61,685	51,763
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	38,240	31,113
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	31,570	26,619
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	57,145	45,560
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	50,865	42,046
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	14,810	12,385
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	27,730	22,051
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	21,730	17,774

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	20,000	15,780
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	17,110	14,243
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	14,270	11,917
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	39,490	33,553
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	17,130	14,539
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	25,805	21,095
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	40,410	32,012
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	13,110	9,772
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	19,395	14,856
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	14,090	11,338
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	14,900	11,655
	Canada Post Corp.	4.080%	7/16/25	CAD	6,073	5,346
	Canada Post Corp.	4.360%	7/16/40	CAD	2,488	2,567
	CPPIB Capital Inc.	0.375%	7/25/23	GBP	2,523	3,425
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	23,184	27,150
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	10,500	12,213
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	5,434	4,684
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	6,068	7,320
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	8,459	6,763
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	10,397	13,323
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	6,000	6,398
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	3,136	3,699
	Export Development Canada	2.800%	5/31/23	AUD	4,770	3,692
	Export Development Canada	1.375%	12/8/23	GBP	6,818	9,420
	Export Development Canada	1.650%	7/31/24	CAD	2,840	2,317
	Financement-Quebec	5.250%	6/1/34	CAD	5,782	6,015
	First Nations Finance Authority	3.050%	6/1/28	CAD	706	601
	First Nations Finance Authority	1.710%	6/16/30	CAD	2,281	1,774
	Government of the Northwest Territories	2.200%	9/29/51	CAD	681	476
	Greater Sudbury Canada	2.416%	3/12/50	CAD	593	436
	Hydro-Quebec	6.000%	8/15/31	CAD	6,334	6,768
	Hydro-Quebec	6.500%	1/16/35	CAD	2,833	3,287
	Hydro-Quebec	6.500%	2/15/35	CAD	15,341	17,964
	Hydro-Quebec	6.000%	2/15/40	CAD	14,942	18,009
	Hydro-Quebec	5.000%	2/15/45	CAD	19,207	21,499
	Hydro-Quebec	5.000%	2/15/50	CAD	28,790	34,391
	Hydro-Quebec	4.000%	2/15/55	CAD	28,138	29,007
	Hydro-Quebec	2.100%	2/15/60	CAD	19,506	13,253
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	5,760	5,333
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	2,584	2,553
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,233	3,301
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,945	4,426
	Montreal	3.500%	9/1/23	CAD	5,079	4,272
	Montreal	3.500%	9/1/24	CAD	150	128
	Montreal	3.000%	9/1/25	CAD	4,773	4,042
	Montreal	3.000%	9/1/27	CAD	3,409	2,906
	Montreal	3.150%	9/1/28	CAD	2,079	1,784
	Montreal	2.300%	9/1/29	CAD	1,562	1,268
	Montreal	1.750%	9/1/30	CAD	1,841	1,420
	Montreal	2.000%	9/1/31	CAD	4,600	3,575
	Montreal	4.100%	12/1/34	CAD	2,178	2,042
	Montreal	3.150%	12/1/36	CAD	4,081	3,435
	Montreal	3.500%	12/1/38	CAD	4,091	3,619
	Montreal	2.400%	12/1/41	CAD	3,709	2,798
	Montreal	6.000%	6/1/43	CAD	2,766	3,311

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,400	1,116
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	3,614	3,247
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	1,548	1,481
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	4,957	4,931
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	723	657
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,363	1,481
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	2,045	1,776
	OMERS Finance Trust	0.450%	5/13/25	EUR	9,205	10,747
	OMERS Finance Trust	1.550%	4/21/27	CAD	4,159	3,300
	OMERS Finance Trust	2.600%	5/14/29	CAD	2,045	1,697
[3]	OMERS Finance Trust	2.600%	5/14/29	CAD	1,833	1,521
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	9,568	9,973
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	1,223	1,218
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	166	152
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	26,761	31,440
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	5,000	5,846
	OPB Finance Trust	2.950%	2/2/26	CAD	19,773	16,743
	OPB Finance Trust	2.980%	1/25/27	CAD	3,399	2,870
	Ottawa Ontario	4.600%	7/14/42	CAD	1,296	1,317
	Ottawa Ontario	3.250%	11/10/47	CAD	1,213	1,034
	Ottawa Ontario	3.100%	7/27/48	CAD	2,145	1,762
	Ottawa Ontario	2.500%	5/11/51	CAD	1,673	1,238
	Ottawa Ontario	4.200%	7/30/53	CAD	982	995
	Province of Alberta	2.550%	12/15/22	CAD	6,101	5,039
	Province of Alberta	2.650%	9/1/23	CAD	7,499	6,238
	Province of Alberta	3.400%	12/1/23	CAD	2,045	1,730
	Province of Alberta	3.100%	6/1/24	CAD	12,041	10,170
	Province of Alberta	0.625%	4/18/25	EUR	7,228	8,526
	Province of Alberta	2.350%	6/1/25	CAD	17,659	14,667
	Province of Alberta	0.625%	1/16/26	EUR	3,478	4,111
	Province of Alberta	2.200%	6/1/26	CAD	13,637	11,242
	Province of Alberta	3.100%	12/14/26	AUD	1,432	1,127
	Province of Alberta	2.550%	6/1/27	CAD	18,068	15,101
	Province of Alberta	3.600%	4/11/28	AUD	435	347
	Province of Alberta	2.900%	12/1/28	CAD	16,817	14,330
	Province of Alberta	2.900%	9/20/29	CAD	8,523	7,267
	Province of Alberta	2.050%	6/1/30	CAD	31,074	24,769
	Province of Alberta	1.650%	6/1/31	CAD	16,848	12,997
	Province of Alberta	3.500%	6/1/31	CAD	3,136	2,822
	Province of Alberta	3.900%	12/1/33	CAD	4,824	4,463
	Province of Alberta	4.500%	12/1/40	CAD	3,409	3,475
	Province of Alberta	3.450%	12/1/43	CAD	13,005	11,602
	Province of Alberta	3.300%	12/1/46	CAD	20,908	18,287
	Province of Alberta	3.050%	12/1/48	CAD	28,935	24,358
	Province of Alberta	3.100%	6/1/50	CAD	36,387	31,127
	Province of Alberta	2.950%	6/1/52	CAD	8,200	6,928
	Province of British Columbia	2.700%	12/18/22	CAD	5,728	4,740
	Province of British Columbia	3.300%	12/18/23	CAD	9,528	8,060
	Province of British Columbia	4.250%	11/27/24	AUD	2,380	1,924
	Province of British Columbia	2.850%	6/18/25	CAD	18,717	15,847
	Province of British Columbia	2.300%	6/18/26	CAD	10,227	8,496
	Province of British Columbia	2.550%	6/18/27	CAD	15,801	13,265

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of British Columbia	2.950%	12/18/28	CAD	11,835	10,165
Province of British Columbia	5.700%	6/18/29	CAD	9,255	9,384
Province of British Columbia	2.200%	6/18/30	CAD	19,680	15,987
Province of British Columbia	1.550%	6/18/31	CAD	4,200	3,220
Province of British Columbia	6.350%	6/18/31	CAD	10,227	11,241
Province of British Columbia	4.700%	6/18/37	CAD	4,746	4,895
Province of British Columbia	4.950%	6/18/40	CAD	8,523	9,211
Province of British Columbia	4.300%	6/18/42	CAD	15,548	15,816
Province of British Columbia	3.200%	6/18/44	CAD	16,728	14,658
Province of British Columbia	2.800%	6/18/48	CAD	20,090	16,570
Province of British Columbia	4.900%	6/18/48	CAD	2,045	2,356
Province of British Columbia	2.950%	6/18/50	CAD	30,666	26,198
Province of British Columbia	2.750%	6/18/52	CAD	8,400	7,023
Province of Manitoba	2.550%	6/2/23	CAD	10,230	8,458
Province of Manitoba	3.300%	6/2/24	CAD	2,045	1,733
Province of Manitoba	4.250%	3/3/25	AUD	681	552
Province of Manitoba	2.450%	6/2/25	CAD	12,160	10,129
Province of Manitoba	4.400%	9/5/25	CAD	4,636	4,132
Province of Manitoba	2.550%	6/2/26	CAD	12,955	10,843
Province of Manitoba	2.600%	6/2/27	CAD	10,363	8,691
Province of Manitoba	3.000%	6/2/28	CAD	2,645	2,268
Province of Manitoba	2.750%	6/2/29	CAD	4,372	3,692
Province of Manitoba	3.250%	9/5/29	CAD	1,548	1,349
Province of Manitoba	2.050%	6/2/30	CAD	8,200	6,571
Province of Manitoba	6.300%	3/5/31	CAD	651	702
Province of Manitoba	2.050%	6/2/31	CAD	7,204	5,701
Province of Manitoba	5.700%	3/5/37	CAD	2,045	2,299
Province of Manitoba	4.600%	3/5/38	CAD	3,869	3,915
Province of Manitoba	4.650%	3/5/40	CAD	2,727	2,802
Province of Manitoba	4.100%	3/5/41	CAD	3,409	3,305
Province of Manitoba	4.400%	3/5/42	CAD	4,431	4,473
Province of Manitoba	3.350%	3/5/43	CAD	1,363	1,198
Province of Manitoba	4.050%	9/5/45	CAD	4,769	4,675
Province of Manitoba	2.850%	9/5/46	CAD	7,036	5,723
Province of Manitoba	3.400%	9/5/48	CAD	10,261	9,222
Province of Manitoba	3.200%	3/5/50	CAD	11,362	9,924
Province of Manitoba	4.700%	3/5/50	CAD	1,115	1,222
Province of Manitoba	2.050%	9/5/52	CAD	4,742	3,330
Province of Manitoba	3.150%	9/5/52	CAD	4,162	3,593
Province of Manitoba	3.450%	3/5/63	CAD	2,453	2,370
Province of New Brunswick	2.850%	6/2/23	CAD	6,818	5,662
Province of New Brunswick	3.650%	6/3/24	CAD	7,499	6,407
Province of New Brunswick	2.600%	8/14/26	CAD	6,818	5,718
Province of New Brunswick	2.350%	8/14/27	CAD	5,386	4,453
Province of New Brunswick	3.100%	8/14/28	CAD	5,628	4,851
Province of New Brunswick	5.500%	1/27/34	CAD	2,727	2,910
Province of New Brunswick	4.550%	3/26/37	CAD	4,773	4,763
Province of New Brunswick	4.800%	9/26/39	CAD	1,650	1,714
Province of New Brunswick	4.800%	6/3/41	CAD	2,038	2,145
Province of New Brunswick	3.550%	6/3/43	CAD	3,954	3,560
Province of New Brunswick	3.800%	8/14/45	CAD	4,951	4,646
Province of New Brunswick	3.100%	8/14/48	CAD	11,236	9,493
Province of New Brunswick	3.050%	8/14/50	CAD	7,657	6,447
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	3,409	2,820
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	6,818	5,800

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	681	680
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	10,227	8,635
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	3,000	2,530
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	7,463	5,740
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	681	731
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,434	2,417
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	10,367	8,625
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	7,434	6,590
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	7,688	5,632
Province of Nova Scotia	2.100%	6/1/27	CAD	9,816	8,040
Province of Nova Scotia	2.000%	9/1/30	CAD	9,068	7,195
Province of Nova Scotia	6.600%	12/1/31	CAD	45	50
Province of Nova Scotia	5.800%	6/1/33	CAD	1,363	1,469
Province of Nova Scotia	4.500%	6/1/37	CAD	3,409	3,397
Province of Nova Scotia	4.700%	6/1/41	CAD	3,409	3,562
Province of Nova Scotia	4.400%	6/1/42	CAD	4,091	4,147
Province of Nova Scotia	3.450%	6/1/45	CAD	2,045	1,835
Province of Nova Scotia	3.150%	12/1/51	CAD	8,012	6,973
Province of Nova Scotia	3.500%	6/2/62	CAD	5,741	5,398
Province of Ontario	1.950%	1/27/23	CAD	5,727	4,683
Province of Ontario	2.850%	6/2/23	CAD	52,602	43,704
Province of Ontario	2.600%	9/8/23	CAD	19,075	15,857
Province of Ontario	7.500%	2/7/24	CAD	1,752	1,610
Province of Ontario	1.875%	5/21/24	EUR	3,409	4,147
Province of Ontario	3.500%	6/2/24	CAD	50,390	42,927
Province of Ontario	0.375%	6/14/24	EUR	16,500	19,329
Province of Ontario	4.250%	8/22/24	AUD	680	547
Province of Ontario	2.300%	9/8/24	CAD	14,046	11,651
Province of Ontario	0.875%	1/21/25	EUR	3,409	4,062
Province of Ontario	2.650%	2/5/25	CAD	22,568	18,929
Province of Ontario	0.625%	4/17/25	EUR	11,000	12,989
Province of Ontario	2.600%	6/2/25	CAD	57,017	47,784
Province of Ontario	3.100%	8/26/25	AUD	1,365	1,071
Province of Ontario	1.750%	9/8/25	CAD	36,000	29,275
Province of Ontario	2.400%	6/2/26	CAD	30,191	25,162
Province of Ontario	1.350%	9/8/26	CAD	8,600	6,833
Province of Ontario	3.500%	1/27/27	AUD	680	541
Province of Ontario	1.850%	2/1/27	CAD	12,529	10,164
Province of Ontario	0.375%	4/8/27	EUR	1,296	1,514
Province of Ontario	2.600%	6/2/27	CAD	50,795	42,625
Province of Ontario	7.600%	6/2/27	CAD	10,227	10,724
Province of Ontario	1.050%	9/8/27	CAD	3,000	2,314
Province of Ontario	2.900%	6/2/28	CAD	45,636	38,953
Province of Ontario	6.500%	3/8/29	CAD	11,291	11,899
Province of Ontario	2.700%	6/2/29	CAD	37,565	31,651
Province of Ontario	1.550%	11/1/29	CAD	11,200	8,690
Province of Ontario	2.050%	6/2/30	CAD	55,775	44,770
Province of Ontario	0.010%	11/25/30	EUR	30,300	33,699
Province of Ontario	1.350%	12/2/30	CAD	31,633	23,836
Province of Ontario	2.150%	6/2/31	CAD	34,375	27,615
Province of Ontario	6.200%	6/2/31	CAD	8,863	9,626
Province of Ontario	5.850%	3/8/33	CAD	18,375	19,923
Province of Ontario	5.600%	6/2/35	CAD	26,591	29,033
Province of Ontario	4.700%	6/2/37	CAD	34,909	35,726
Province of Ontario	4.600%	6/2/39	CAD	51,177	52,378

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	4.650%	6/2/41	CAD	49,210	51,415
Province of Ontario	3.500%	6/2/43	CAD	43,193	39,224
Province of Ontario	3.450%	6/2/45	CAD	66,147	59,714
Province of Ontario	2.900%	12/2/46	CAD	63,172	52,238
Province of Ontario	2.800%	6/2/48	CAD	52,650	42,859
Province of Ontario	2.900%	6/2/49	CAD	54,307	45,082
Province of Ontario	2.650%	12/2/50	CAD	54,850	43,500
Province of Ontario	1.900%	12/2/51	CAD	60,248	40,215
Province of Ontario	2.550%	12/2/52	CAD	8,950	7,087
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,091	981
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,336	1,034
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,041	1,870
Province of Quebec	3.500%	12/1/22	CAD	26,127	21,786
Province of Quebec	9.375%	1/16/23	CAD	2,045	1,822
Province of Quebec	2.450%	3/1/23	CAD	5,514	4,543
Province of Quebec	2.250%	7/17/23	EUR	9,205	11,101
Province of Quebec	3.000%	9/1/23	CAD	23,836	19,965
Province of Quebec	1.500%	12/15/23	GBP	5,455	7,548
Province of Quebec	2.375%	1/22/24	EUR	681	833
Province of Quebec	2.250%	2/22/24	CAD	3,545	2,937
Province of Quebec	3.750%	9/1/24	CAD	26,352	22,731
Province of Quebec	0.875%	1/15/25	EUR	7,704	9,169
Province of Quebec	4.200%	3/10/25	AUD	1,027	833
Province of Quebec	5.350%	6/1/25	CAD	3,409	3,115
Province of Quebec	2.600%	7/6/25	CAD	4,115	3,455
Province of Quebec	2.750%	9/1/25	CAD	27,972	23,674
Province of Quebec	8.500%	4/1/26	CAD	6,818	7,082
Province of Quebec	3.700%	5/20/26	AUD	564	454
Province of Quebec	2.500%	9/1/26	CAD	25,568	21,470
Province of Quebec	1.850%	2/13/27	CAD	4,831	3,931
Province of Quebec	0.875%	5/4/27	EUR	23,795	28,596
Province of Quebec	2.750%	9/1/27	CAD	28,758	24,361
Province of Quebec	0.875%	7/5/28	EUR	28,275	34,009
Province of Quebec	2.750%	9/1/28	CAD	31,118	26,383
Province of Quebec	2.300%	9/1/29	CAD	24,206	19,889
Province of Quebec	6.000%	10/1/29	CAD	10,227	10,586
Province of Quebec	1.900%	9/1/30	CAD	45,612	36,085
Province of Quebec	0.000%	10/29/30	EUR	22,499	25,007
Province of Quebec	1.500%	9/1/31	CAD	25,700	19,590
Province of Quebec	6.250%	6/1/32	CAD	14,706	16,365
Province of Quebec	5.750%	12/1/36	CAD	13,536	15,294
Province of Quebec	5.000%	12/1/38	CAD	23,572	25,218
Province of Quebec	5.000%	12/1/41	CAD	35,039	38,457
Province of Quebec	4.250%	12/1/43	CAD	30,289	30,760
Province of Quebec	3.500%	12/1/45	CAD	42,903	39,363
Province of Quebec	3.500%	12/1/48	CAD	52,693	48,933
Province of Quebec	3.100%	12/1/51	CAD	55,863	48,936
Province of Quebec	2.850%	12/1/53	CAD	14,700	12,431
Province of Saskatchewan	3.200%	6/3/24	CAD	6,477	5,475
Province of Saskatchewan	0.800%	9/2/25	CAD	5,113	4,017
Province of Saskatchewan	2.550%	6/2/26	CAD	4,687	3,924
Province of Saskatchewan	2.650%	6/2/27	CAD	6,818	5,732
Province of Saskatchewan	3.050%	12/2/28	CAD	5,087	4,373
Province of Saskatchewan	5.750%	3/5/29	CAD	4,091	4,111
Province of Saskatchewan	2.200%	6/2/30	CAD	6,041	4,894

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Saskatchewan	2.150%	6/2/31	CAD	1,694	1,358
Province of Saskatchewan	5.000%	3/5/37	CAD	240	252
Province of Saskatchewan	4.750%	6/1/40	CAD	5,046	5,275
Province of Saskatchewan	3.400%	2/3/42	CAD	3,409	3,031
Province of Saskatchewan	3.900%	6/2/45	CAD	5,591	5,371
Province of Saskatchewan	2.750%	12/2/46	CAD	8,152	6,510
Province of Saskatchewan	3.300%	6/2/48	CAD	11,537	10,186
Province of Saskatchewan	3.100%	6/2/50	CAD	11,829	10,163
Province of Saskatchewan	2.800%	12/2/52	CAD	3,400	2,779
Province of Saskatchewan	3.750%	3/5/54	CAD	2,587	2,504
Province of Saskatchewan	2.950%	6/2/58	CAD	1,909	1,583
PSP Capital Inc.	2.090%	11/22/23	CAD	2,727	2,248
PSP Capital Inc.	3.290%	4/4/24	CAD	13,517	11,430
PSP Capital Inc.	3.000%	11/5/25	CAD	4,209	3,595
PSP Capital Inc.	2.050%	1/15/30	CAD	9,409	7,615
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	4,759	5,043
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	1,000	749
Regional Municipality of York	2.600%	12/15/25	CAD	3,409	2,849
Regional Municipality of York	2.500%	6/2/26	CAD	2,045	1,707
Regional Municipality of York	2.350%	6/9/27	CAD	3	2
Regional Municipality of York	1.700%	5/27/30	CAD	2,021	1,564
Regional Municipality of York	2.150%	6/22/31	CAD	1,800	1,430
Regional Municipality of York	4.000%	5/31/32	CAD	1,023	936
Regional Municipality of York	3.650%	5/13/33	CAD	2,114	1,901
Regional Municipality of York	4.050%	5/1/34	CAD	1,636	1,509
Royal Office Finance LP	5.209%	11/12/37	CAD	4,872	4,704
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	4,200	3,536
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	6,405	5,307
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	675	522
TCHC Issuer Trust	5.395%	2/22/40	CAD	1,417	1,536
Toronto Canada	3.900%	9/29/23	CAD	3,226	2,731
Toronto Canada	2.450%	2/6/25	CAD	3,221	2,672
Toronto Canada	2.400%	6/7/27	CAD	3,457	2,873
Toronto Canada	2.650%	11/9/29	CAD	2,900	2,422
Toronto Canada	2.950%	4/28/35	CAD	4,261	3,535
Toronto Canada	5.200%	6/1/40	CAD	831	888
Toronto Canada	2.150%	8/25/40	CAD	1,551	1,138
Toronto Canada	4.700%	6/10/41	CAD	1,363	1,406
Toronto Canada	3.800%	12/13/42	CAD	483	447
Toronto Canada	4.150%	3/10/44	CAD	3,362	3,268
Toronto Canada	3.250%	6/24/46	CAD	2,727	2,313
Toronto Canada	3.200%	8/1/48	CAD	1,240	1,058
Toronto Canada	2.800%	11/22/49	CAD	3,744	2,923
Toronto Canada	2.900%	4/29/51	CAD	1,500	1,208
Vancouver Canada	3.700%	10/18/52	CAD	873	799
Winnipeg Canada	4.100%	6/1/45	CAD	681	641
Winnipeg Canada	4.300%	11/15/51	CAD	2,835	2,841
					5,033,723
Chile (0.0%)
Republic of Chile	1.625%	1/30/25	EUR	3,832	4,646
Republic of Chile	1.750%	1/20/26	EUR	100	123
Republic of Chile	0.100%	1/26/27	EUR	8,000	9,015

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Chile	1.440%	2/1/29	EUR	3,068	3,706
Republic of Chile	0.830%	7/2/31	EUR	7,529	8,599
Republic of Chile	1.300%	7/26/36	EUR	5,400	6,017
Republic of Chile	1.250%	1/29/40	EUR	6,546	7,190
Republic of Chile	1.250%	1/22/51	EUR	7,999	8,077
					47,373
China (0.9%)
Agricultural Development Bank of China	3.060%	8/5/23	CNY	100,000	15,714
Agricultural Development Bank of China	4.000%	11/12/25	CNY	339,900	54,862
Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,966
Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	60,362
China Development Bank	0.625%	12/12/22	EUR	2,318	2,695
China Development Bank	1.860%	4/9/23	CNY	50,000	7,739
China Development Bank	0.875%	1/24/24	EUR	1,091	1,279
China Development Bank	3.300%	2/1/24	CNY	299,900	47,460
China Development Bank	3.340%	7/14/25	CNY	30,000	4,746
China Development Bank	3.680%	2/26/26	CNY	391,800	62,707
China Development Bank	3.500%	8/13/26	CNY	375,300	59,646
China Development Bank	3.430%	1/14/27	CNY	250,000	39,569
China Development Bank	3.390%	7/10/27	CNY	100,000	15,743
China Development Bank	3.400%	1/8/28	CNY	100,000	15,737
China Development Bank	3.450%	9/20/29	CNY	50,000	7,867
China Development Bank	3.660%	3/1/31	CNY	60,000	9,607
China Development Bank	3.410%	6/7/31	CNY	150,000	23,604
China Development Bank	4.010%	1/9/37	CNY	174,900	28,743
China Government Bond	2.240%	3/5/23	CNY	50,000	7,795
China Government Bond	2.360%	7/2/23	CNY	50,000	7,795
China Government Bond	3.290%	10/18/23	CNY	429,800	68,066
China Government Bond	2.880%	11/5/23	CNY	50,000	7,857
China Government Bond	3.220%	12/6/25	CNY	243,600	38,713
China Government Bond	3.250%	6/6/26	CNY	522,800	83,202
China Government Bond	2.740%	8/4/26	CNY	85,000	13,231
China Government Bond	3.120%	12/5/26	CNY	100,000	15,818
China Government Bond	2.850%	6/4/27	CNY	150,000	23,363
China Government Bond	3.010%	5/13/28	CNY	80,000	12,520
China Government Bond	2.680%	5/21/30	CNY	20,000	3,055
China Government Bond	3.020%	5/27/31	CNY	50,000	7,844
China Government Bond	0.500%	11/12/31	EUR	7,626	8,621
China Government Bond	0.625%	11/25/35	EUR	6,818	7,583
China Government Bond	1.000%	11/12/39	EUR	6,613	7,426
China Government Bond	3.970%	7/23/48	CNY	250,000	42,121
China Government Bond	4.080%	10/22/48	CNY	40,000	6,856
China Government Bond	3.860%	7/22/49	CNY	355,200	58,704
China Government Bond	3.390%	3/16/50	CNY	100,000	15,205
Export-Import Bank of China	0.750%	5/28/23	EUR	2,182	2,551
Export-Import Bank of China	3.280%	2/11/24	CNY	414,800	65,513
Export-Import Bank of China	3.260%	2/24/27	CNY	140,000	21,914
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	8,075
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	8,506
					1,008,380
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	102,170,000	29,675
Colombian TES	6.250%	11/26/25	COP	88,070,000	22,862
Colombian TES	7.500%	8/26/26	COP	109,275,000	29,371
Colombian TES	5.750%	11/3/27	COP	82,310,000	20,037

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Colombian TES	6.000%	4/28/28	COP	117,605,000	28,621
	Colombian TES	7.750%	9/18/30	COP	88,110,000	23,166
	Colombian TES	7.000%	3/26/31	COP	45,000,000	11,159
	Colombian TES	7.000%	6/30/32	COP	117,300,000	28,612
	Colombian TES	7.250%	10/18/34	COP	133,945,000	32,813
	Colombian TES	7.250%	10/26/50	COP	60,000,000	13,719
						240,035
Croatia (0.1%)
	Republic of Croatia	3.000%	3/11/25	EUR	1,363	1,727
	Republic of Croatia	3.000%	3/20/27	EUR	4,773	6,270
	Republic of Croatia	2.700%	6/15/28	EUR	3,954	5,195
	Republic of Croatia	1.125%	6/19/29	EUR	4,773	5,657
	Republic of Croatia	2.750%	1/27/30	EUR	4,773	6,341
	Republic of Croatia	1.500%	6/17/31	EUR	29,772	35,788
	Republic of Croatia	1.750%	3/4/41	EUR	6,776	7,963
						68,941
Czech Republic (0.3%)
	Czech Republic	0.450%	10/25/23	CZK	1,055,010	45,387
	Czech Republic	5.700%	5/25/24	CZK	150,000	7,234
	Czech Republic	0.000%	12/12/24	CZK	720,010	29,829
	Czech Republic	2.400%	9/17/25	CZK	170,450	7,568
	Czech Republic	1.000%	6/26/26	CZK	1,264,630	52,565
	Czech Republic	0.250%	2/10/27	CZK	336,110	13,277
	Czech Republic	2.500%	8/25/28	CZK	252,270	11,149
	Czech Republic	2.750%	7/23/29	CZK	469,320	21,118
	Czech Republic	0.950%	5/15/30	CZK	1,084,770	42,305
	Czech Republic	1.200%	3/13/31	CZK	732,920	28,917
	Czech Republic	2.000%	10/13/33	CZK	253,970	10,625
	Czech Republic	4.200%	12/4/36	CZK	390,360	20,850
	Czech Republic	1.500%	4/24/40	CZK	336,220	12,549
	Czech Republic	4.850%	11/26/57	CZK	62,040	3,881
						307,254
Denmark (0.5%)
	Kingdom of Denmark	1.500%	11/15/23	DKK	165,371	26,765
	Kingdom of Denmark	7.000%	11/10/24	DKK	50,649	9,655
	Kingdom of Denmark	1.750%	11/15/25	DKK	461,793	77,808
	Kingdom of Denmark	0.500%	11/15/27	DKK	518,861	83,718
[3]	Kingdom of Denmark	0.500%	11/15/29	DKK	785,906	127,097
[3]	Kingdom of Denmark	0.000%	11/15/31	DKK	590,000	90,381
	Kingdom of Denmark	4.500%	11/15/39	DKK	509,882	140,323
[3]	Kingdom of Denmark	0.250%	11/15/52	DKK	67,045	10,088
	Kommunekredit	0.250%	3/29/23	EUR	681	794
	Kommunekredit	0.250%	5/15/23	EUR	483	564
	Kommunekredit	0.250%	2/16/24	EUR	1,363	1,593
	Kommunekredit	0.625%	5/11/26	EUR	3,000	3,572
	Kommunekredit	2.900%	11/27/26	AUD	2,848	2,228
	Kommunekredit	0.750%	5/18/27	EUR	17,439	20,921
	State of Hesse	0.010%	3/11/30	EUR	8,900	10,162
						605,669
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	4,431	5,238
	Finnvera OYJ	0.375%	4/9/29	EUR	10,227	12,008
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	9,100	10,050
	Municipality Finance plc	5.000%	3/20/24	AUD	2,796	2,271

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Municipality Finance plc	0.625%	11/26/26	EUR	3,409	4,076
	Municipality Finance plc	1.250%	2/23/33	EUR	6,818	8,712
[3]	Republic of Finland	1.500%	4/15/23	EUR	23,959	28,571
[3]	Republic of Finland	0.000%	9/15/23	EUR	23,011	26,882
[3]	Republic of Finland	2.000%	4/15/24	EUR	19,773	24,333
[3]	Republic of Finland	0.000%	9/15/24	EUR	34,091	39,993
[3]	Republic of Finland	4.000%	7/4/25	EUR	29,770	40,113
[3]	Republic of Finland	0.875%	9/15/25	EUR	7,159	8,683
[3]	Republic of Finland	0.500%	9/15/27	EUR	34,773	41,862
[3]	Republic of Finland	2.750%	7/4/28	EUR	7,741	10,697
[3]	Republic of Finland	0.500%	9/15/29	EUR	47,377	57,071
[3]	Republic of Finland	0.000%	9/15/30	EUR	73,862	84,915
[3]	Republic of Finland	0.750%	4/15/31	EUR	43,972	53,928
[3]	Republic of Finland	0.125%	9/15/31	EUR	19,360	22,322
[3]	Republic of Finland	1.125%	4/15/34	EUR	21,818	27,985
[3]	Republic of Finland	2.625%	7/4/42	EUR	23,328	39,213
[3]	Republic of Finland	1.375%	4/15/47	EUR	14,318	20,537
[3]	Republic of Finland	0.125%	4/15/52	EUR	10,000	10,374
						579,834
France (8.8%)
	Action Logement Services	0.750%	7/19/41	EUR	7,000	7,804
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	5,400	6,303
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	28,900	34,020
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	14,000	16,933
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	6,800	8,545
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	6,800	8,064
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	8,200	9,626
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	2,400	3,323
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	3,400	4,158
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	15,000	17,149
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	26,200	30,348
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	39,200	46,084
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	10,200	12,905
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	6,800	7,731
	Agence France Locale	0.500%	6/20/24	EUR	6,600	7,784
	Agence France Locale	0.125%	6/20/26	EUR	11,500	13,364
	Agence France Locale	1.125%	6/20/28	EUR	6,100	7,487
	Bpifrance SACA	0.250%	2/14/23	EUR	13,600	15,863
	Bpifrance SACA	0.125%	11/25/23	EUR	1,700	1,987
	Bpifrance SACA	2.500%	5/25/24	EUR	6,800	8,431
	Bpifrance SACA	0.750%	11/25/24	EUR	10,900	12,996
	Bpifrance SACA	0.125%	3/25/25	EUR	21,900	25,615
	Bpifrance SACA	0.500%	5/25/25	EUR	3,700	4,384
	Bpifrance SACA	2.750%	10/25/25	EUR	19,100	24,648
	Bpifrance SACA	0.050%	9/26/29	EUR	6,800	7,741
	Bpifrance SACA	1.875%	5/25/30	EUR	6,800	8,930
	Caisse d'Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	75,000	87,245
	Caisse d'Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	3,409	4,205
	Caisse d'Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	60,600	71,060
	Caisse d'Amortissement de la Dette Sociale	0.125%	10/25/23	EUR	4,500	5,258
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	47,727	57,983
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	6,818	9,249
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	30,000	34,268
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	67,500	75,600
	Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	12,900	15,096

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	10,600	12,350
	Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	8,100	9,893
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	13,600	15,922
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	2,727	3,616
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	15,700	18,410
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	2,300	2,776
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	1,300	1,534
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	4,100	4,866
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,700	3,230
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	6,800	8,157
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	200	244
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	6,400	8,843
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	34,100	38,588
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	6,800	8,729
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	12,900	16,311
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	3,400	4,425
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	639
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	4,700	6,329
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	12,700	14,430
	France	0.000%	2/25/23	EUR	55,683	64,889
	France	8.500%	4/25/23	EUR	400	525
[9]	France	1.750%	5/25/23	EUR	368,988	442,185
	France	4.250%	10/25/23	EUR	75,525	95,683
[9]	France	0.000%	2/25/24	EUR	831,146	971,717
	France	1.750%	11/25/24	EUR	104,890	129,395
	France	0.000%	3/25/25	EUR	337,498	395,243
[10]	France	0.500%	5/25/25	EUR	97,459	116,189
	France	1.000%	11/25/25	EUR	126,129	153,632
	France	0.000%	2/25/26	EUR	254,537	297,690
	France	3.500%	4/25/26	EUR	76,363	103,257
[9]	France	0.500%	5/25/26	EUR	237,272	283,758
[9]	France	0.250%	11/25/26	EUR	111,363	131,693
	France	0.000%	2/25/27	EUR	822,297	959,048
[9]	France	0.750%	5/25/28	EUR	328,408	399,835
[9]	France	0.750%	11/25/28	EUR	273,695	333,402
	France	5.500%	4/25/29	EUR	45,477	74,223
	France	0.000%	11/25/29	EUR	128,716	147,628
[9]	France	0.000%	11/25/30	EUR	288,629	327,908
[9]	France	1.500%	5/25/31	EUR	234,544	304,022
	France	0.000%	11/25/31	EUR	330,754	371,643
[9]	France	1.250%	5/25/34	EUR	310,203	395,278
	France	4.750%	4/25/35	EUR	42,258	76,834
[3,9]	France	1.250%	5/25/36	EUR	207,832	266,096
	France	4.000%	10/25/38	EUR	107,604	195,158
[3]	France	1.750%	6/25/39	EUR	51,170	71,408
[3]	France	0.500%	5/25/40	EUR	142,398	161,348
[9]	France	4.500%	4/25/41	EUR	175,237	348,147
[3]	France	0.500%	6/25/44	EUR	31,960	35,565
	France	3.250%	5/25/45	EUR	130,080	234,551
[3]	France	2.000%	5/25/48	EUR	84,538	127,237
[3]	France	1.500%	5/25/50	EUR	170,179	231,727
[3]	France	0.750%	5/25/52	EUR	127,606	143,992
[3]	France	0.750%	5/25/53	EUR	42,467	47,371
[3]	France	4.000%	4/25/55	EUR	50,243	111,451
	France	4.000%	4/25/60	EUR	66,307	154,126

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	1.750%	5/25/66	EUR	6,247	9,317
[3]	France	0.500%	5/25/72	EUR	111,997	104,004
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	2,000	2,414
	Region of Ile de France	2.250%	6/10/23	EUR	800	963
	Region of Ile de France	3.625%	3/27/24	EUR	9,100	11,524
	Region of Ile de France	0.500%	6/14/25	EUR	10,200	12,063
	Region of Ile de France	0.625%	4/23/27	EUR	3,400	4,046
	Region of Ile de France	1.375%	3/14/29	EUR	100	125
	Region of Ile de France	1.375%	6/20/33	EUR	4,100	5,164
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	8,100	9,501
	SNCF Reseau	2.625%	12/29/25	EUR	3,200	4,111
	SNCF Reseau	4.250%	10/7/26	EUR	1,300	1,818
	SNCF Reseau	3.125%	10/25/28	EUR	4,700	6,533
	SNCF Reseau	5.250%	12/7/28	GBP	11,587	20,098
	SNCF Reseau	0.875%	1/22/29	EUR	4,100	4,948
	SNCF Reseau	1.125%	5/25/30	EUR	19,100	23,448
	SNCF Reseau	1.000%	11/9/31	EUR	10,200	12,350
	SNCF Reseau	5.000%	10/10/33	EUR	10,500	18,233
	SNCF Reseau	5.250%	1/31/35	GBP	954	1,865
	SNCF Reseau	0.750%	5/25/36	EUR	25,200	29,371
	SNCF Reseau	1.500%	5/29/37	EUR	12,200	15,580
	SNCF Reseau	2.250%	12/20/47	EUR	8,500	12,426
	SNCF Reseau	2.000%	2/5/48	EUR	3,400	4,703
	SNCF Reseau	5.000%	3/11/52	GBP	3,426	8,249
	SNCF Reseau	4.830%	3/25/60	GBP	954	2,391
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	7,000	8,630
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	10,200	11,382
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	16,000	19,618
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	23,800	32,447
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	3,400	3,419
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	12,500	13,535
	Societe Nationale SNCF SA	4.875%	6/12/23	EUR	3,850	4,821
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	600	790
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	5,501	9,050
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	9,500	11,844
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	19,900	22,665
	Societe Nationale SNCF SA	0.875%	2/28/51	EUR	2,000	2,069
	UNEDIC ASSEO	2.250%	4/5/23	EUR	4,700	5,645
	UNEDIC ASSEO	2.375%	5/25/24	EUR	2,000	2,472
	UNEDIC ASSEO	0.125%	11/25/24	EUR	61,200	71,535
	UNEDIC ASSEO	0.625%	2/17/25	EUR	6,000	7,143
	UNEDIC ASSEO	0.625%	3/3/26	EUR	9,700	11,571
	UNEDIC ASSEO	0.100%	11/25/26	EUR	52,200	60,783
	UNEDIC ASSEO	1.250%	10/21/27	EUR	14,700	18,261
	UNEDIC ASSEO	0.500%	3/20/29	EUR	16,300	19,329
	UNEDIC ASSEO	0.250%	11/25/29	EUR	20,400	23,672
	UNEDIC ASSEO	0.000%	11/19/30	EUR	12,700	14,287
	UNEDIC ASSEO	1.500%	4/20/32	EUR	1,000	1,288
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,400	1,769
	UNEDIC ASSEO	0.100%	5/25/34	EUR	33,900	37,268
	UNEDIC ASSEO	0.250%	7/16/35	EUR	13,000	14,485
						10,350,356
Germany (7.8%)
	Bundesobligation	0.000%	4/14/23	EUR	5,190	6,054
	Bundesobligation	0.000%	10/18/24	EUR	337,551	396,412

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bundesobligation	0.000%	4/11/25	EUR	290,435	341,424
	Bundesobligation	0.000%	10/10/25	EUR	340,908	401,175
	Bundesschatzanweisungen	0.000%	3/10/23	EUR	3,600	4,196
	Bundesschatzanweisungen	0.000%	6/16/23	EUR	26,111	30,480
	Bundesschatzanweisungen	0.000%	9/15/23	EUR	241,133	281,753
	Federal Republic of Germany	2.000%	1/4/22	EUR	480	558
	Federal Republic of Germany	1.750%	7/4/22	EUR	150,525	176,824
	Federal Republic of Germany	1.500%	5/15/23	EUR	26,762	31,953
	Federal Republic of Germany	1.500%	5/15/24	EUR	58,067	70,698
	Federal Republic of Germany	1.000%	8/15/24	EUR	68,181	82,260
[9]	Federal Republic of Germany	0.500%	2/15/26	EUR	178,635	214,881
	Federal Republic of Germany	0.000%	8/15/26	EUR	29,999	35,347
[9]	Federal Republic of Germany	0.250%	2/15/27	EUR	153,202	182,907
	Federal Republic of Germany	0.500%	8/15/27	EUR	18,459	22,392
[9]	Federal Republic of Germany	0.000%	11/15/27	EUR	325,467	383,560
[9]	Federal Republic of Germany	0.500%	2/15/28	EUR	318,380	387,131
[9]	Federal Republic of Germany	0.250%	8/15/28	EUR	137,950	165,340
	Federal Republic of Germany	0.000%	11/15/28	EUR	150,000	176,479
[9]	Federal Republic of Germany	0.250%	2/15/29	EUR	66,240	79,420
[9]	Federal Republic of Germany	0.000%	8/15/29	EUR	100,008	117,624
	Federal Republic of Germany	0.000%	8/15/30	EUR	90,000	105,687
	Federal Republic of Germany	0.000%	8/15/31	EUR	450,000	525,158
[9]	Federal Republic of Germany	0.000%	5/15/35	EUR	264,622	307,498
[9]	Federal Republic of Germany	0.000%	5/15/36	EUR	381,168	438,390
	Federal Republic of Germany	4.750%	7/4/40	EUR	31,217	68,609
	Federal Republic of Germany	3.250%	7/4/42	EUR	8,818	17,099
	Federal Republic of Germany	2.500%	7/4/44	EUR	151,363	273,888
[9]	Federal Republic of Germany	2.500%	8/15/46	EUR	206,082	382,603
	Federal Republic of Germany	1.250%	8/15/48	EUR	130,385	196,879
[9]	Federal Republic of Germany	0.000%	8/15/50	EUR	147,493	164,637
	FMS Wertmanagement	1.125%	3/20/23	GBP	11,900	16,348
	FMS Wertmanagement	1.125%	9/7/23	GBP	15,000	20,594
	FMS Wertmanagement	1.375%	3/7/25	GBP	13,600	18,843
	FMS Wertmanagement	0.375%	4/29/30	EUR	7,500	8,809
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	15,681	18,376
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	4,305	5,057
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	1,363	1,654
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	10,227	13,667
	Free State of Bavaria	0.030%	4/3/28	EUR	30,000	34,593
	Free State of Bavaria	0.150%	4/3/30	EUR	6,702	7,737
	Free State of Bavaria	0.010%	1/18/35	EUR	21,176	23,315
	Free State of Saxony	0.010%	11/5/29	EUR	15,247	17,399
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	5,455	6,479
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	6,818	7,941
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	213
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	17,045	19,934
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	3,749	4,496
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	11,454	13,515
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	13,637	16,031
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	2,727	3,269
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	24,548	27,912
[11]	KFW	0.000%	12/15/22	EUR	17,045	19,820
[11]	KFW	2.800%	3/7/23	AUD	17,454	13,487
[11]	KFW	0.375%	3/15/23	EUR	44,045	51,518
[11]	KFW	0.000%	6/30/23	EUR	16,941	19,725

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[11]	KFW	2.125%	8/15/23	EUR	13,637	16,484
[11]	KFW	0.000%	9/15/23	EUR	21,818	25,407
[11]	KFW	0.125%	11/7/23	EUR	7,379	8,620
[11]	KFW	1.250%	12/29/23	GBP	14,011	19,299
[11]	KFW	0.125%	1/15/24	EUR	13,637	15,938
[11]	KFW	5.000%	3/19/24	AUD	1,363	1,113
[11]	KFW	0.000%	4/2/24	EUR	11,386	13,268
[11]	KFW	0.050%	5/30/24	EUR	2,045	2,385
[11]	KFW	1.500%	6/11/24	EUR	15,314	18,534
[11]	KFW	0.875%	7/18/24	GBP	564	770
[11]	KFW	1.500%	7/24/24	AUD	1,057	796
[11]	KFW	0.125%	10/4/24	EUR	55,235	64,572
[11]	KFW	1.375%	12/9/24	GBP	8,863	12,257
[11]	KFW	0.625%	1/15/25	EUR	53,642	63,726
[11]	KFW	4.000%	2/27/25	AUD	5,250	4,256
[11]	KFW	0.375%	4/23/25	EUR	19,773	23,324
[11]	KFW	5.500%	6/18/25	GBP	13,637	21,661
[11]	KFW	2.500%	8/25/25	CHF	7,210	8,736
[11]	KFW	0.250%	9/15/25	EUR	17,045	20,050
[11]	KFW	0.750%	2/19/26	CAD	4,404	3,435
[11]	KFW	0.375%	3/9/26	EUR	30,341	35,894
[11]	KFW	3.200%	9/11/26	AUD	5,768	4,604
[11]	KFW	0.000%	9/30/26	EUR	101,930	118,556
[11]	KFW	0.625%	2/22/27	EUR	25,909	31,074
[11]	KFW	0.000%	3/31/27	EUR	7,877	9,141
[11]	KFW	0.500%	9/15/27	EUR	44,318	52,918
[11]	KFW	0.000%	12/15/27	EUR	19,313	22,383
[11]	KFW	0.625%	1/7/28	EUR	27,273	32,844
[11]	KFW	3.200%	3/15/28	AUD	5,989	4,771
[11]	KFW	0.750%	6/28/28	EUR	21,037	25,584
[11]	KFW	0.000%	9/15/28	EUR	6,818	7,886
[11]	KFW	6.000%	12/7/28	GBP	6,818	12,430
[11]	KFW	0.750%	1/15/29	EUR	38,752	47,174
[11]	KFW	0.000%	9/17/30	EUR	12,706	14,523
[11]	KFW	0.000%	1/10/31	EUR	30,000	34,294
[11]	KFW	5.750%	6/7/32	GBP	7,159	14,141
[11]	KFW	1.125%	5/9/33	EUR	26,591	33,815
[11]	KFW	0.050%	9/29/34	EUR	17,301	19,395
[11]	KFW	1.375%	7/31/35	EUR	9,545	12,598
[11]	KFW	1.250%	7/4/36	EUR	15,681	20,479
[11]	KFW	4.875%	3/15/37	GBP	1,354	2,767
[11]	KFW	4.700%	6/2/37	CAD	1,602	1,616
[11]	KFW	1.125%	6/15/37	EUR	6,818	8,814
[11]	KFW	2.600%	6/20/37	JPY	25,000	300
[11]	KFW	0.875%	7/4/39	EUR	3,409	4,272
	Land Baden-Wuerttemberg	2.000%	11/13/23	EUR	5,455	6,599
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	6,818	8,136
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	6,818	8,252
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	21,818	24,447
	Land Berlin	0.750%	11/11/22	EUR	6,818	7,983
	Land Berlin	1.875%	6/12/23	EUR	1,227	1,470
	Land Berlin	0.500%	2/10/25	EUR	14,318	16,909
	Land Berlin	0.250%	4/22/25	EUR	6,818	7,983
	Land Berlin	0.625%	3/20/26	EUR	27,273	32,474
	Land Berlin	0.625%	2/8/27	EUR	3,818	4,560

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Berlin	0.010%	5/18/27	EUR	24,137	27,888
	Land Berlin	0.010%	10/26/28	EUR	18,409	21,150
	Land Berlin	0.010%	7/2/30	EUR	17,727	20,197
	Land Berlin	1.000%	5/19/32	EUR	10,227	12,678
	Land Berlin	1.300%	6/13/33	EUR	1,363	1,745
	Land Berlin	0.750%	4/3/34	EUR	13,970	16,848
	Land Berlin	0.125%	6/4/35	EUR	6,818	7,589
	Land Berlin	0.625%	8/25/36	EUR	1,705	2,023
	Land Berlin	1.375%	6/5/37	EUR	3,409	4,477
	Land Berlin	1.375%	8/27/38	EUR	3,409	4,513
	Land Berlin	0.050%	8/6/40	EUR	10,227	10,880
	Land Berlin	0.100%	1/18/41	EUR	7,400	7,926
	Land Thueringen	0.500%	5/12/25	EUR	3,068	3,624
	Land Thueringen	0.200%	10/26/26	EUR	10,227	11,957
	Land Thueringen	0.250%	3/5/40	EUR	5,591	6,192
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	8,045	6,583
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	10,227	12,012
[11]	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	6,818	7,945
[11]	Landwirtschaftliche Rentenbank	0.625%	12/15/22	GBP	2,727	3,731
[11]	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	36,540	28,664
[11]	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	10,227	11,908
[11]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	4,025	5,531
[11]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	19,763	23,181
[11]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	2,730	2,220
[11]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	11,250	9,165
[11]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	15,681	18,523
[11]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	3,200	2,473
[11]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	22,023	26,387
[11]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	6,818	8,062
[11]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,960	2,364
[11]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	6,800	7,846
[11]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	14,525	17,346
[11]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	6,818	7,816
[11]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	30,000	34,519
[11]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	13,637	16,419
	NRW Bank	0.100%	1/10/23	EUR	17,045	19,826
	NRW Bank	0.125%	3/10/23	EUR	3,400	3,956
	NRW Bank	0.375%	12/16/24	GBP	20,000	26,809
	NRW Bank	0.250%	3/10/25	EUR	10,227	11,955
	NRW Bank	0.625%	2/11/26	EUR	10,227	12,147
	NRW Bank	0.500%	5/11/26	EUR	8,181	9,666
	NRW Bank	0.250%	9/28/26	EUR	4,057	4,748
	NRW Bank	0.625%	2/23/27	EUR	10,227	12,195
	NRW Bank	0.125%	4/12/27	EUR	11,113	12,888
	NRW Bank	0.500%	9/13/27	EUR	10,227	12,104
	NRW Bank	0.625%	1/4/28	EUR	4,773	5,698
	NRW Bank	0.375%	5/16/29	EUR	4,943	5,790
	NRW Bank	0.100%	7/9/35	EUR	4,920	5,445
	NRW Bank	0.500%	6/17/41	EUR	19,000	21,903
	NRW Bank	1.250%	5/13/49	EUR	6,818	9,418
	State of Brandenburg	0.750%	8/8/36	EUR	6,818	8,093
	State of Brandenburg	1.450%	11/26/38	EUR	9,614	12,872
	State of Brandenburg	0.300%	10/4/49	EUR	681	760
	State of Bremen	0.500%	3/3/25	EUR	8,863	10,458

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Bremen	1.200%	1/30/34	EUR	400	506
State of Bremen	1.500%	11/12/38	EUR	3,362	4,523
State of Bremen	1.000%	5/27/39	EUR	8,521	10,678
State of Bremen	0.550%	2/4/50	EUR	8,470	10,026
State of Hesse	1.750%	1/20/23	EUR	2,045	2,428
State of Hesse	0.375%	3/10/23	EUR	25,909	30,265
State of Hesse	0.125%	1/25/24	EUR	1,360	1,585
State of Hesse	1.375%	6/10/24	EUR	2,727	3,282
State of Hesse	0.125%	6/20/24	EUR	9,000	10,509
State of Hesse	0.500%	2/17/25	EUR	7,159	8,445
State of Hesse	0.250%	6/10/25	EUR	17,045	19,959
State of Hesse	0.000%	4/14/26	EUR	1,227	1,422
State of Hesse	0.375%	7/6/26	EUR	40,840	48,140
State of Hesse	0.625%	8/2/28	EUR	6,818	8,173
State of Hesse	0.000%	11/8/30	EUR	17,045	19,347
State of Hesse	1.300%	10/10/33	EUR	5,455	7,022
State of Hesse	0.750%	8/4/36	EUR	8,181	9,867
State of Lower Saxony	0.050%	11/10/22	EUR	6,818	7,923
State of Lower Saxony	0.375%	1/19/23	EUR	10,227	11,944
State of Lower Saxony	0.125%	3/7/23	EUR	13,637	15,877
State of Lower Saxony	2.125%	10/11/23	EUR	681	824
State of Lower Saxony	2.125%	1/16/24	EUR	310	377
State of Lower Saxony	0.000%	8/2/24	EUR	16,374	19,021
State of Lower Saxony	0.625%	1/20/25	EUR	6,818	8,075
State of Lower Saxony	0.125%	3/7/25	EUR	2,727	3,179
State of Lower Saxony	0.500%	6/13/25	EUR	6,818	8,056
State of Lower Saxony	0.375%	1/9/26	EUR	14,105	16,604
State of Lower Saxony	0.500%	6/8/26	EUR	1,705	2,020
State of Lower Saxony	0.010%	9/8/26	EUR	16,941	19,620
State of Lower Saxony	0.000%	2/11/27	EUR	8,966	10,362
State of Lower Saxony	0.125%	4/8/27	EUR	1,363	1,586
State of Lower Saxony	0.625%	7/6/27	EUR	13,637	16,304
State of Lower Saxony	0.750%	2/15/28	EUR	10,227	12,341
State of Lower Saxony	0.010%	2/19/29	EUR	13,309	15,265
State of Lower Saxony	0.375%	5/14/29	EUR	4,091	4,817
State of Lower Saxony	0.125%	1/10/30	EUR	6,818	7,856
State of Lower Saxony	0.010%	8/13/30	EUR	17,707	20,146
State of Lower Saxony	0.050%	3/9/35	EUR	17,334	19,116
State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	2,932	3,424
State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	14,999	17,484
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	20,363	23,778
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	1,329	1,613
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	263
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	2,045	2,413
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	2,045	2,559
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	10,227	12,224
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	71,809	84,125
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	6,818	8,077
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	13,909	16,520
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	19,091	23,326
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	4,150	4,767
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	5,369	6,224
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	6,818	8,870
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	10,227	12,252
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	24,818	35,285

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	18,406	23,099
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	24,648	26,849
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	9,545	12,249
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	11,318	15,448
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	2,318	3,157
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	5,000	5,902
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	1,363	1,646
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	3,409	4,691
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	6,818	10,042
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	6,818	10,005
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	7,210	9,068
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	25,644	27,667
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	10,909	17,656
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	3,409	5,570
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	12,750	22,999
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	12,657	25,640
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	14,173	20,923
State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	10,041	11,979
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	4,091	4,827
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	6,818	7,929
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	6,818	8,036
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	6,818	8,191
State of Rhineland-Palatinate	0.010%	1/21/31	EUR	16,941	19,214
State of Saxony-Anhalt	1.625%	4/25/23	EUR	2,727	3,247
State of Saxony-Anhalt	1.875%	4/10/24	EUR	6,137	7,459
State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,705	2,023
State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	17,886	21,182
State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	1,363	1,593
State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	4,670	5,595
State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	2,000	2,278
State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	3,426	3,885
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	1,705	2,019
					9,147,640
Hong Kong (0.0%)
Hong Kong Government Bond Programme	1.100%	1/17/23	HKD	17,050	2,216
Hong Kong Government Bond Programme	0.510%	10/23/23	HKD	42,350	5,452
Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	100,000	12,790
Hong Kong Government Bond Programme	2.220%	8/7/24	HKD	20,400	2,734
Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	6,800	901
Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	4,050	524
Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	81,800	11,001
Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	53,850	7,323
Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	4,350	580
Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	18,800	2,545
					46,066
Hungary (0.2%)
Republic of Hungary	7.000%	6/24/22	HUF	364,090	1,209
Republic of Hungary	1.750%	10/26/22	HUF	272,720	877
Republic of Hungary	1.500%	8/23/23	HUF	2,312,030	7,400
Republic of Hungary	6.000%	11/24/23	HUF	1,984,070	6,890
Republic of Hungary	2.500%	10/24/24	HUF	8,502,070	27,177
Republic of Hungary	5.500%	6/24/25	HUF	4,116,400	14,387
Republic of Hungary	1.250%	10/22/25	EUR	9,205	11,087
Republic of Hungary	1.000%	11/26/25	HUF	2,564,980	7,642
Republic of Hungary	1.500%	4/22/26	HUF	7,432,870	22,190

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Hungary	2.750%	12/22/26	HUF	4,738,610	14,776
	Republic of Hungary	1.750%	10/10/27	EUR	3,000	3,768
	Republic of Hungary	3.000%	10/27/27	HUF	13,583,450	42,389
[3]	Republic of Hungary	0.125%	9/21/28	EUR	4,750	5,341
	Republic of Hungary	6.750%	10/22/28	HUF	545,450	2,088
	Republic of Hungary	2.000%	5/23/29	HUF	2,749,620	7,848
	Republic of Hungary	3.000%	8/21/30	HUF	7,431,780	22,574
	Republic of Hungary	3.250%	10/22/31	HUF	647,720	1,983
	Republic of Hungary	1.625%	4/28/32	EUR	31,381	37,724
	Republic of Hungary	2.250%	4/20/33	HUF	3,303,580	8,949
	Republic of Hungary	1.750%	6/5/35	EUR	2,634	3,159
	Republic of Hungary	3.000%	10/27/38	HUF	2,045,440	5,574
	Republic of Hungary	3.000%	4/25/41	HUF	2,541,220	6,661
	Republic of Hungary	1.500%	11/17/50	EUR	5,082	5,404
						267,097
Iceland (0.0%)
	Republic of Iceland	0.625%	6/3/26	EUR	3,119	3,674
Indonesia (1.0%)
	Indonesia Treasury Bond	5.625%	5/15/23	IDR	622,909,000	45,040
	Indonesia Treasury Bond	8.375%	3/15/24	IDR	1,050,530,000	81,022
	Indonesia Treasury Bond	8.125%	5/15/24	IDR	374,999,000	28,890
	Indonesia Treasury Bond	6.500%	6/15/25	IDR	1,090,976,000	80,940
	Indonesia Treasury Bond	7.250%	2/15/26	IDR	192,271,000	14,591
	Indonesia Treasury Bond	5.500%	4/15/26	IDR	727,326,000	52,083
	Indonesia Treasury Bond	8.375%	9/15/26	IDR	460,225,000	36,843
	Indonesia Treasury Bond	5.125%	4/15/27	IDR	100,000,000	7,127
	Indonesia Treasury Bond	7.000%	5/15/27	IDR	1,016,757,000	77,142
	Indonesia Treasury Bond	6.125%	5/15/28	IDR	983,859,000	70,837
	Indonesia Treasury Bond	9.000%	3/15/29	IDR	34,090,000	2,805
	Indonesia Treasury Bond	8.250%	5/15/29	IDR	815,771,000	64,930
	Indonesia Treasury Bond	7.000%	9/15/30	IDR	982,796,000	73,118
	Indonesia Treasury Bond	6.500%	2/15/31	IDR	833,458,000	60,001
	Indonesia Treasury Bond	8.750%	5/15/31	IDR	137,795,000	11,379
	Indonesia Treasury Bond	6.375%	4/15/32	IDR	100,000,000	7,227
	Indonesia Treasury Bond	7.500%	8/15/32	IDR	238,012,000	18,058
	Indonesia Treasury Bond	6.625%	5/15/33	IDR	1,240,660,000	88,128
	Indonesia Treasury Bond	8.375%	3/15/34	IDR	532,190,000	42,468
	Indonesia Treasury Bond	7.500%	6/15/35	IDR	635,205,000	47,495
	Indonesia Treasury Bond	8.250%	5/15/36	IDR	386,719,000	30,765
	Indonesia Treasury Bond	9.750%	5/15/37	IDR	88,861,000	7,891
	Indonesia Treasury Bond	7.500%	5/15/38	IDR	519,264,000	38,356
	Indonesia Treasury Bond	8.375%	4/15/39	IDR	353,293,000	28,110
	Indonesia Treasury Bond	7.500%	4/15/40	IDR	687,725,000	50,896
	Indonesia Treasury Bond	7.125%	6/15/42	IDR	402,614,000	29,218
	Indonesia Treasury Bond	7.375%	5/15/48	IDR	197,446,000	14,372
	Indonesia Treasury Bond	6.875%	8/15/51	IDR	70,824,000	5,017
	Republic of Indonesia	2.625%	6/14/23	EUR	200	240
	Republic of Indonesia	1.750%	4/24/25	EUR	9,136	10,950
	Republic of Indonesia	1.450%	9/18/26	EUR	3,013	3,585
	Republic of Indonesia	0.900%	2/14/27	EUR	4,343	5,011
	Republic of Indonesia	3.750%	6/14/28	EUR	12,750	17,165
	Republic of Indonesia	1.000%	7/28/29	EUR	6,000	6,791
	Republic of Indonesia	1.100%	3/12/33	EUR	6,450	7,147
						1,165,638

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ireland (0.6%)
Republic of Ireland	3.900%	3/20/23	EUR	15,658	19,209
Republic of Ireland	3.400%	3/18/24	EUR	70,363	88,968
Republic of Ireland	1.000%	5/15/26	EUR	62,693	76,584
Republic of Ireland	0.200%	5/15/27	EUR	81,765	95,987
Republic of Ireland	0.900%	5/15/28	EUR	15,603	19,093
Republic of Ireland	1.100%	5/15/29	EUR	34,091	42,356
Republic of Ireland	0.200%	10/18/30	EUR	17,045	19,693
Republic of Ireland	1.350%	3/18/31	EUR	27,273	34,691
Republic of Ireland	0.000%	10/18/31	EUR	104,777	117,210
Republic of Ireland	1.300%	5/15/33	EUR	13,909	17,691
Republic of Ireland	0.400%	5/15/35	EUR	15,249	17,480
Republic of Ireland	1.700%	5/15/37	EUR	3,526	4,788
Republic of Ireland	0.550%	4/22/41	EUR	94,849	107,296
Republic of Ireland	2.000%	2/18/45	EUR	5,933	8,814
Republic of Ireland	1.500%	5/15/50	EUR	35,813	48,442
					718,302
Isle Of Man (0.0%)
Isle of Man	1.625%	9/14/51	GBP	1,700	2,268
Israel (0.4%)
State of Israel	1.250%	11/30/22	ILS	64,888	20,767
State of Israel	4.250%	3/31/23	ILS	49,773	16,640
State of Israel	1.500%	11/30/23	ILS	37,363	12,076
State of Israel	2.875%	1/29/24	EUR	15,509	19,149
State of Israel	3.750%	3/31/24	ILS	25,227	8,612
State of Israel	0.400%	10/31/24	ILS	40,000	12,598
State of Israel	0.500%	4/30/25	ILS	163,635	51,540
State of Israel	1.750%	8/31/25	ILS	156,477	51,545
State of Israel	6.250%	10/30/26	ILS	38,427	15,407
State of Israel	1.500%	1/18/27	EUR	17,459	21,558
State of Israel	2.000%	3/31/27	ILS	110,454	37,030
State of Israel	2.250%	9/28/28	ILS	155,931	53,249
State of Israel	1.500%	1/16/29	EUR	3,409	4,264
State of Israel	1.000%	3/31/30	ILS	160,502	49,785
State of Israel	1.500%	5/31/37	ILS	49,602	14,729
State of Israel	5.500%	1/31/42	ILS	44,999	22,208
State of Israel	3.750%	3/31/47	ILS	100,768	40,141
State of Israel	2.500%	1/16/49	EUR	1,705	2,477
					453,775
Italy (7.0%)
Cassa Depositi e Prestiti SpA	2.125%	9/27/23	EUR	3,400	4,091
Cassa Depositi e Prestiti SpA	1.500%	6/21/24	EUR	3,400	4,070
Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	5,200	6,241
Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	3,400	4,163
Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	10,200	12,642
Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	11,500	13,197
Italy Buoni Poliennali Del Tesoro	1.000%	7/15/22	EUR	72,407	84,528
Italy Buoni Poliennali Del Tesoro	0.000%	11/29/22	EUR	224,857	260,881
Italy Buoni Poliennali Del Tesoro	0.950%	3/1/23	EUR	122,613	144,078
Italy Buoni Poliennali Del Tesoro	0.600%	6/15/23	EUR	148,231	173,810
Italy Buoni Poliennali Del Tesoro	0.300%	8/15/23	EUR	380,910	444,371
Italy Buoni Poliennali Del Tesoro	0.000%	1/30/24	EUR	563,207	651,426
Italy Buoni Poliennali Del Tesoro	0.000%	4/15/24	EUR	15,967	18,442
Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	263,272	318,215

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	3.750%	9/1/24	EUR	40,158	51,268
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	572,014	699,997
	Italy Buoni Poliennali Del Tesoro	2.500%	11/15/25	EUR	6,032	7,592
	Italy Buoni Poliennali Del Tesoro	0.500%	2/1/26	EUR	166,870	194,004
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	335,978	418,714
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	84,495	95,626
	Italy Buoni Poliennali Del Tesoro	2.200%	6/1/27	EUR	73,431	92,542
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	202,243	252,985
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	71,154	83,787
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	400	621
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	526,316	590,708
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	46,274	52,564
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	333,549	447,029
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	69,482	96,766
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	92,045	109,576
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	485,791	589,476
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	105,619	119,859
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	76,236	83,732
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	88,368	106,687
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	98,610	128,121
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	136,135	194,187
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	29,878	46,243
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	274,265	293,339
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	81,947	114,294
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	66,958	95,506
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	11,856	21,216
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	221,132	260,542
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	70,213	127,161
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	149,210	164,433
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	40,909	61,026
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	111,561	185,568
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	108,635	141,968
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	37,490	41,657
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	58,170	78,308
	Republic of Italy	6.000%	8/4/28	GBP	8,114	13,921
						8,201,178
Japan (16.0%)
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	4,200,000	36,891
	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	341,500	3,042
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	409,100	3,641
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	272,700	2,428
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	516,100	4,602
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	30,000	35,676
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	31,000	272
	Fukuoka Prefecture	0.432%	6/18/49	JPY	250,000	2,055
	Japan	0.100%	11/1/22	JPY	7,227,200	63,502
	Japan	0.100%	12/20/22	JPY	16,431,750	144,406
	Japan	0.700%	12/20/22	JPY	2,744,300	24,281
	Japan	0.800%	12/20/22	JPY	1,776,100	15,732
	Japan	1.400%	12/20/22	JPY	4,431,750	39,519
	Japan	1.700%	12/20/22	JPY	2,386,350	21,351
	Japan	0.100%	1/1/23	JPY	13,636,250	119,844
	Japan	0.100%	2/1/23	JPY	6,353,050	55,842
	Japan	0.100%	3/1/23	JPY	16,941,450	148,930
	Japan	0.100%	3/20/23	JPY	18,570,700	163,266

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.600%	3/20/23	JPY	8,195,400	72,548
Japan	1.000%	3/20/23	JPY	361,350	3,216
Japan	0.005%	4/1/23	JPY	4,235,350	37,187
Japan	0.100%	6/20/23	JPY	23,386,200	205,679
Japan	0.800%	6/20/23	JPY	9,350,050	83,170
Japan	0.800%	6/20/23	JPY	409,050	3,639
Japan	1.800%	6/20/23	JPY	1,704,500	15,406
Japan	0.005%	7/1/23	JPY	12,200,000	107,138
Japan	0.005%	8/1/23	JPY	14,200,000	124,841
Japan	0.005%	9/1/23	JPY	5,000,000	43,914
Japan	0.100%	9/20/23	JPY	11,965,850	105,280
Japan	0.600%	9/20/23	JPY	681,800	6,055
Japan	0.800%	9/20/23	JPY	856,350	7,633
Japan	1.900%	9/20/23	JPY	2,082,900	18,946
Japan	0.100%	12/20/23	JPY	15,418,400	135,708
Japan	0.600%	12/20/23	JPY	10,677,200	94,976
Japan	1.900%	12/20/23	JPY	1,227,400	11,216
Japan	0.100%	3/20/24	JPY	23,903,100	210,469
Japan	0.600%	3/20/24	JPY	12,879,450	114,751
Japan	1.900%	3/20/24	JPY	340,900	3,130
Japan	0.100%	6/20/24	JPY	12,220,250	107,642
Japan	0.600%	6/20/24	JPY	484,050	4,320
Japan	0.100%	9/20/24	JPY	9,193,050	81,008
Japan	0.500%	9/20/24	JPY	8,659,050	77,178
Japan	2.100%	9/20/24	JPY	889,750	8,291
Japan	0.100%	12/20/24	JPY	11,086,950	97,734
Japan	0.300%	12/20/24	JPY	6,859,050	60,841
Japan	0.500%	12/20/24	JPY	5,270,400	47,039
Japan	0.100%	3/20/25	JPY	10,909,050	96,202
Japan	0.400%	3/20/25	JPY	6,726,100	59,914
Japan	2.000%	3/20/25	JPY	51,100	479
Japan	0.100%	6/20/25	JPY	14,659,000	129,320
Japan	0.400%	6/20/25	JPY	5,659,050	50,465
Japan	1.900%	6/20/25	JPY	784,050	7,367
Japan	2.100%	6/20/25	JPY	2,045,450	19,349
Japan	0.100%	9/20/25	JPY	36,477,100	321,921
Japan	0.400%	9/20/25	JPY	2,178,400	19,448
Japan	2.100%	9/20/25	JPY	136,350	1,296
Japan	0.100%	12/20/25	JPY	27,402,000	241,920
Japan	0.300%	12/20/25	JPY	15,477,150	137,764
Japan	2.000%	12/20/25	JPY	2,277,250	21,675
Japan	0.005%	3/20/26	JPY	28,500,000	250,663
Japan	0.100%	3/20/26	JPY	3,477,250	30,712
Japan	2.100%	3/20/26	JPY	586,350	5,630
Japan	2.200%	3/20/26	JPY	545,450	5,258
Japan	0.005%	6/20/26	JPY	35,000,000	307,861
Japan	0.100%	6/20/26	JPY	3,704,500	32,730
Japan	0.100%	9/20/26	JPY	4,735,150	41,849
Japan	2.200%	9/20/26	JPY	40,850	398
Japan	2.300%	9/20/26	JPY	23,850	233
Japan	0.100%	12/20/26	JPY	8,832,900	78,094
Japan	2.100%	12/20/26	JPY	3,409,050	33,212
Japan	0.100%	3/20/27	JPY	7,660,150	67,738
Japan	2.000%	3/20/27	JPY	681,800	6,642
Japan	2.100%	3/20/27	JPY	238,600	2,336

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	6/20/27	JPY	5,785,150	51,175
Japan	2.300%	6/20/27	JPY	13,600	135
Japan	0.100%	9/20/27	JPY	6,756,750	59,782
Japan	2.200%	9/20/27	JPY	10,200	101
Japan	0.100%	12/20/27	JPY	5,267,000	46,610
Japan	2.100%	12/20/27	JPY	1,527,900	15,167
Japan	0.100%	3/20/28	JPY	5,604,500	49,604
Japan	2.200%	3/20/28	JPY	2,693,150	27,008
Japan	2.400%	3/20/28	JPY	3,988,600	40,444
Japan	0.100%	6/20/28	JPY	5,965,850	52,809
Japan	2.400%	6/20/28	JPY	702,250	7,157
Japan	0.100%	9/20/28	JPY	9,354,650	82,814
Japan	2.100%	9/20/28	JPY	4,176,800	42,024
Japan	2.200%	9/20/28	JPY	818,150	8,282
Japan	0.100%	12/20/28	JPY	2,566,400	22,719
Japan	1.900%	12/20/28	JPY	4,936,300	49,263
Japan	2.100%	12/20/28	JPY	409,050	4,133
Japan	0.100%	3/20/29	JPY	19,491,950	172,520
Japan	1.900%	3/20/29	JPY	2,829,500	28,343
Japan	2.100%	3/20/29	JPY	3,077,000	31,222
Japan	0.100%	6/20/29	JPY	27,566,750	243,937
Japan	2.100%	6/20/29	JPY	3,770,400	38,414
Japan	0.100%	9/20/29	JPY	26,244,850	232,167
Japan	2.100%	9/20/29	JPY	5,849,950	59,843
Japan	2.800%	9/20/29	JPY	1,840,850	19,722
Japan	0.100%	12/20/29	JPY	27,443,000	242,652
Japan	2.100%	12/20/29	JPY	5,113,600	52,507
Japan	2.200%	12/20/29	JPY	3,913,600	40,465
Japan	0.100%	3/20/30	JPY	27,862,350	246,191
Japan	2.100%	3/20/30	JPY	54,500	562
Japan	2.200%	3/20/30	JPY	4,295,400	44,586
Japan	2.300%	5/20/30	JPY	115,900	1,215
Japan	0.100%	6/20/30	JPY	22,823,700	201,515
Japan	1.600%	6/20/30	JPY	388,600	3,872
Japan	1.800%	6/20/30	JPY	27,250	276
Japan	2.000%	6/20/30	JPY	3,409,050	35,000
Japan	0.100%	9/20/30	JPY	26,970,800	237,940
Japan	1.800%	9/20/30	JPY	954,500	9,684
Japan	1.900%	9/20/30	JPY	2,979,500	30,459
Japan	0.100%	12/20/30	JPY	39,660,000	349,569
Japan	2.000%	12/20/30	JPY	2,045,450	21,135
Japan	2.100%	12/20/30	JPY	5,570,400	58,001
Japan	0.100%	3/20/31	JPY	33,608,350	295,896
Japan	1.900%	3/20/31	JPY	4,090,850	42,060
Japan	2.000%	3/20/31	JPY	8,304,500	86,065
Japan	2.200%	3/20/31	JPY	340,900	3,589
Japan	0.100%	6/20/31	JPY	31,200,000	274,343
Japan	1.800%	6/20/31	JPY	3,173,800	32,453
Japan	1.900%	6/20/31	JPY	4,056,750	41,823
Japan	1.700%	9/20/31	JPY	17,045,350	173,250
Japan	1.800%	9/20/31	JPY	5,164,750	52,940
Japan	1.700%	12/20/31	JPY	4,568,150	46,538
Japan	1.800%	12/20/31	JPY	17,224,000	176,993
Japan	1.600%	3/20/32	JPY	6,102,250	61,768
Japan	1.700%	3/20/32	JPY	2,181,800	22,282

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.800%	3/20/32	JPY	770,400	7,938
Japan	1.500%	6/20/32	JPY	4,295,400	43,175
Japan	1.600%	6/20/32	JPY	2,119,100	21,496
Japan	1.700%	9/20/32	JPY	10,083,350	103,463
Japan	1.700%	12/20/32	JPY	7,656,800	78,742
Japan	1.800%	12/20/32	JPY	4,090,850	42,466
Japan	1.500%	3/20/33	JPY	8,497,500	85,902
Japan	1.600%	3/20/33	JPY	7,202,650	73,525
Japan	1.700%	6/20/33	JPY	1,056,800	10,916
Japan	1.700%	6/20/33	JPY	5,515,850	56,973
Japan	1.700%	9/20/33	JPY	4,841,550	50,115
Japan	1.600%	12/20/33	JPY	7,431,750	76,300
Japan	2.000%	12/20/33	JPY	340,900	3,643
Japan	1.500%	3/20/34	JPY	9,194,450	93,587
Japan	2.400%	3/20/34	JPY	2,522,700	28,114
Japan	1.500%	6/20/34	JPY	6,599,950	67,282
Japan	2.500%	6/20/34	JPY	1,372,450	15,492
Japan	1.400%	9/20/34	JPY	12,409,050	125,316
Japan	2.500%	9/20/34	JPY	272,700	3,088
Japan	1.200%	12/20/34	JPY	8,052,200	79,594
Japan	2.400%	12/20/34	JPY	1,568,150	17,636
Japan	1.200%	3/20/35	JPY	11,439,450	113,178
Japan	2.300%	3/20/35	JPY	1,704,500	19,030
Japan	1.300%	6/20/35	JPY	8,836,300	88,529
Japan	2.300%	6/20/35	JPY	2,440,900	27,325
Japan	1.200%	9/20/35	JPY	7,909,050	78,370
Japan	2.500%	9/20/35	JPY	681,800	7,816
Japan	1.000%	12/20/35	JPY	4,670,400	45,175
Japan	2.300%	12/20/35	JPY	1,711,350	19,259
Japan	0.400%	3/20/36	JPY	7,563,250	67,565
Japan	2.500%	3/20/36	JPY	1,505,400	17,358
Japan	0.200%	6/20/36	JPY	8,863,550	76,864
Japan	2.500%	6/20/36	JPY	988,600	11,431
Japan	0.500%	9/20/36	JPY	10,043,100	90,795
Japan	2.500%	9/20/36	JPY	409,050	4,743
Japan	0.600%	12/20/36	JPY	11,902,650	109,053
Japan	2.300%	12/20/36	JPY	550,900	6,262
Japan	0.700%	3/20/37	JPY	25,751,250	239,187
Japan	2.400%	3/20/37	JPY	2,464,050	28,403
Japan	0.600%	6/20/37	JPY	8,195,400	74,992
Japan	0.600%	9/20/37	JPY	8,028,350	73,414
Japan	2.500%	9/20/37	JPY	11,550	135
Japan	0.600%	12/20/37	JPY	13,009,150	118,872
Japan	0.500%	3/20/38	JPY	30,483,900	274,082
Japan	2.500%	3/20/38	JPY	1,988,850	23,436
Japan	0.500%	6/20/38	JPY	18,770,350	168,585
Japan	0.700%	9/20/38	JPY	12,286,300	113,756
Japan	2.400%	9/20/38	JPY	1,726,350	20,197
Japan	0.500%	12/20/38	JPY	13,691,900	122,700
Japan	0.400%	3/20/39	JPY	17,317,500	152,459
Japan	2.300%	3/20/39	JPY	3,073,600	35,669
Japan	0.300%	6/20/39	JPY	14,890,850	128,650
Japan	0.300%	9/20/39	JPY	16,024,150	138,196
Japan	2.200%	9/20/39	JPY	6,087,250	70,008
Japan	0.300%	12/20/39	JPY	11,229,950	96,675

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.400%	3/20/40	JPY	13,411,300	117,323
Japan	2.300%	3/20/40	JPY	3,122,700	36,528
Japan	0.400%	6/20/40	JPY	16,840,800	147,114
Japan	0.400%	9/20/40	JPY	17,065,800	148,829
Japan	2.000%	9/20/40	JPY	12,250,350	137,986
Japan	0.500%	12/20/40	JPY	22,301,050	197,724
Japan	0.500%	3/20/41	JPY	18,520,000	163,957
Japan	2.200%	3/20/41	JPY	9,046,300	105,102
Japan	0.400%	6/20/41	JPY	21,200,000	183,921
Japan	0.500%	9/20/41	JPY	1,400,000	12,343
Japan	2.000%	9/20/41	JPY	8,793,350	99,545
Japan	2.000%	3/20/42	JPY	10,381,850	117,922
Japan	1.900%	9/20/42	JPY	12,908,100	144,897
Japan	1.800%	3/20/43	JPY	5,614,750	62,228
Japan	1.900%	6/20/43	JPY	5,049,300	56,948
Japan	1.800%	9/20/43	JPY	5,342,050	59,371
Japan	1.700%	12/20/43	JPY	3,567,000	39,041
Japan	1.700%	3/20/44	JPY	6,502,250	71,250
Japan	1.700%	6/20/44	JPY	4,367,250	47,908
Japan	1.700%	9/20/44	JPY	4,656,800	51,140
Japan	1.500%	12/20/44	JPY	7,101,100	75,359
Japan	1.500%	3/20/45	JPY	6,889,700	73,172
Japan	1.600%	6/20/45	JPY	2,863,600	30,990
Japan	1.400%	9/20/45	JPY	1,949,950	20,356
Japan	1.400%	12/20/45	JPY	3,688,600	38,525
Japan	0.800%	3/20/46	JPY	4,081,800	37,764
Japan	0.300%	6/20/46	JPY	3,954,500	32,579
Japan	0.500%	9/20/46	JPY	8,419,900	72,664
Japan	0.600%	12/20/46	JPY	7,261,300	64,069
Japan	0.800%	3/20/47	JPY	2,913,850	26,887
Japan	0.800%	6/20/47	JPY	4,742,450	43,730
Japan	0.800%	9/20/47	JPY	8,243,100	75,953
Japan	0.800%	12/20/47	JPY	9,889,700	91,055
Japan	0.800%	3/20/48	JPY	12,766,350	117,459
Japan	2.400%	3/20/48	JPY	545,450	6,884
Japan	0.700%	6/20/48	JPY	10,738,550	96,411
Japan	0.900%	9/20/48	JPY	9,132,500	85,876
Japan	0.700%	12/20/48	JPY	9,544,350	85,516
Japan	0.500%	3/20/49	JPY	10,080,600	85,779
Japan	2.200%	3/20/49	JPY	1,107,950	13,584
Japan	0.400%	6/20/49	JPY	11,351,250	93,920
Japan	0.400%	9/20/49	JPY	10,663,550	88,027
Japan	0.400%	12/20/49	JPY	9,076,300	74,789
Japan	0.400%	3/20/50	JPY	8,761,300	72,062
Japan	2.200%	3/20/50	JPY	1,527,250	18,820
Japan	0.600%	6/20/50	JPY	11,880,600	103,034
Japan	0.600%	9/20/50	JPY	12,478,550	108,069
Japan	0.700%	12/20/50	JPY	17,315,600	153,773
Japan	0.700%	3/20/51	JPY	13,842,650	122,786
Japan	2.200%	3/20/51	JPY	2,085,000	25,813
Japan	0.700%	6/20/51	JPY	14,100,000	124,878
Japan	0.700%	9/20/51	JPY	1,500,000	13,250
Japan	2.000%	3/20/52	JPY	3,313,600	39,659
Japan	1.900%	3/20/53	JPY	2,169,500	25,608
Japan	1.700%	3/20/54	JPY	4,892,000	55,622

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.400%	3/20/55	JPY	5,239,750	55,784
Japan	0.400%	3/20/56	JPY	8,572,000	68,606
Japan	0.900%	3/20/57	JPY	8,755,350	81,857
Japan	0.800%	3/20/58	JPY	8,517,200	77,266
Japan	0.500%	3/20/59	JPY	11,252,700	92,325
Japan	0.500%	3/20/60	JPY	14,193,450	116,057
Japan	0.700%	3/20/61	JPY	9,220,000	80,732
Japan Expressway Holding and Debt Repayment Agency	0.765%	9/20/22	JPY	140,000	1,236
Japan Expressway Holding and Debt Repayment Agency	0.796%	9/20/22	JPY	200,000	1,766
Japan Expressway Holding and Debt Repayment Agency	0.805%	11/30/22	JPY	1,109,500	9,819
Japan Expressway Holding and Debt Repayment Agency	0.834%	1/31/23	JPY	613,600	5,440
Japan Expressway Holding and Debt Repayment Agency	0.815%	2/28/23	JPY	380,200	3,372
Japan Expressway Holding and Debt Repayment Agency	0.668%	3/17/23	JPY	545,400	4,829
Japan Expressway Holding and Debt Repayment Agency	0.541%	4/28/23	JPY	605,400	5,354
Japan Expressway Holding and Debt Repayment Agency	0.882%	6/30/23	JPY	557,000	4,959
Japan Expressway Holding and Debt Repayment Agency	0.911%	7/31/23	JPY	886,300	7,900
Japan Expressway Holding and Debt Repayment Agency	0.801%	9/29/23	JPY	84,700	755
Japan Expressway Holding and Debt Repayment Agency	0.669%	11/30/23	JPY	681,800	6,066
Japan Expressway Holding and Debt Repayment Agency	0.693%	12/28/23	JPY	340,900	3,036
Japan Expressway Holding and Debt Repayment Agency	0.660%	2/29/24	JPY	1,363,600	12,148
Japan Expressway Holding and Debt Repayment Agency	0.645%	3/29/24	JPY	681,800	6,075
Japan Expressway Holding and Debt Repayment Agency	0.669%	4/30/24	JPY	761,800	6,796
Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	766,500	6,840
Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	1,363,600	12,162
Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	17,000	151
Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	681,800	6,078
Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	1,036,300	9,230
Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	1,363,600	12,138
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	272,700	2,417
Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	278,900	2,480
Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	390,900	3,481
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	395,400	3,531

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	9,500	85
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	43,600	389
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	512,000	4,552
Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	28,000	247
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	130,000	1,262
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	60,000	590
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,618,900	14,291
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	7,500	66
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	254,500	2,246
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	409,100	3,615
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	2,024,300	17,821
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	470,000	4,675
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	818,100	7,234
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	409,100	3,616
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	70,000	695
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	442,400	3,917
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	600,000	6,068
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	90,000	915
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	440,000	4,536
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	300,000	3,062
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	400,000	4,020
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	997
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,400,000	13,382
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	400,000	3,954
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	2,500,000	23,816
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	200,000	1,750
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,400,000	11,950
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	200,000	1,767
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,400,000	12,669

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	200,000	1,792
Japan Expressway Holding and Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	900
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,759
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	200,000	1,814
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,755
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,323
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	240,000	3,171
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	1,048
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,400,000	18,035
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	1,766
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	600,000	5,075
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	792
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,630,000	18,320
Japan Finance Corp.	0.001%	7/31/24	JPY	1,400,000	12,269
Japan Finance Organization for Municipalities	0.734%	12/16/22	JPY	30,000	265
Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,022,700	9,063
Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	252,300	2,234
Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	340,000	3,010
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	540,000	4,776
Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	681,800	6,068
Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,250,000	11,027
Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	200,000	1,782
Japan Finance Organization for Municipalities	0.835%	8/14/23	JPY	36,800	328
Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	34,100	304
Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,076,500	9,575
Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	681,800	6,067
Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,056,800	9,430
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	2,085,000	18,602
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	153,400	1,362
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	137,600	1,228
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	681,800	6,060
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	61,300	541
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	102,000	895
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	170,400	1,504
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	1,022,700	9,014
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	721,800	6,380
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	681,800	6,030
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,363,600	12,052
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,363,600	12,073
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	30,000	266
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	60,000	612
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,540,000	15,827
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	1,200,000	10,584
Japan Highway Public Corp.	1.540%	12/20/22	JPY	340,000	3,034

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Housing Finance Agency	0.040%	6/20/25	JPY	30,000	263
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,840,000	24,936
Major Joint Local Government Bond	0.800%	11/25/22	JPY	170,400	1,507
Major Joint Local Government Bond	0.720%	12/22/22	JPY	272,700	2,412
Major Joint Local Government Bond	0.840%	1/25/23	JPY	95,400	845
Major Joint Local Government Bond	0.680%	3/24/23	JPY	477,200	4,225
Major Joint Local Government Bond	0.910%	7/25/23	JPY	340,900	3,037
Major Joint Local Government Bond	0.820%	8/25/23	JPY	61,300	546
Major Joint Local Government Bond	0.680%	10/25/23	JPY	136,300	1,212
Major Joint Local Government Bond	0.660%	11/24/23	JPY	981,800	8,729
Major Joint Local Government Bond	0.710%	12/25/23	JPY	2,522,700	22,463
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,022,700	9,122
Major Joint Local Government Bond	0.689%	4/25/24	JPY	170,400	1,520
Major Joint Local Government Bond	0.674%	5/24/24	JPY	272,700	2,433
Major Joint Local Government Bond	0.659%	6/25/24	JPY	545,500	4,867
Major Joint Local Government Bond	0.611%	7/25/24	JPY	900,800	8,031
Major Joint Local Government Bond	0.566%	8/23/24	JPY	340,900	3,037
Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,022,700	9,112
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,636,300	14,556
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,568,100	13,953
Major Joint Local Government Bond	0.470%	3/25/25	JPY	1,193,100	10,627
Major Joint Local Government Bond	0.406%	4/25/25	JPY	2,488,600	22,126
Major Joint Local Government Bond	0.553%	5/23/25	JPY	3,477,200	31,084
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,772,700	15,853
Major Joint Local Government Bond	0.553%	7/25/25	JPY	847,900	7,587
Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,090,900	9,746
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,479,900	13,234
Major Joint Local Government Bond	0.496%	11/25/25	JPY	681,800	6,099
Major Joint Local Government Bond	0.469%	12/25/25	JPY	3,477,200	31,082
Major Joint Local Government Bond	0.060%	8/25/26	JPY	30,000	264
Major Joint Local Government Bond	0.060%	10/23/26	JPY	20,000	176
Major Joint Local Government Bond	0.145%	12/25/26	JPY	2,249,900	19,865
Major Joint Local Government Bond	0.180%	1/25/27	JPY	2,106,800	18,638
Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,159,000	10,288
Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,328,100	11,768
Major Joint Local Government Bond	0.215%	10/25/27	JPY	540,300	4,795
Major Joint Local Government Bond	0.240%	2/25/28	JPY	326,500	2,899
Major Joint Local Government Bond	0.180%	4/25/28	JPY	3,886,300	34,374
Major Joint Local Government Bond	0.200%	5/25/28	JPY	606,800	5,374
Major Joint Local Government Bond	0.205%	6/23/28	JPY	713,200	6,318
Major Joint Local Government Bond	0.175%	7/25/28	JPY	30,400	269
Major Joint Local Government Bond	0.245%	8/25/28	JPY	231,800	2,059
Major Joint Local Government Bond	0.250%	9/25/28	JPY	928,900	8,252
Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,097,700	9,687
Major Joint Local Government Bond	0.140%	2/22/29	JPY	1,091,000	9,613
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,500,000	13,172
Major Joint Local Government Bond	0.050%	9/25/29	JPY	34,100	298
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,000,000	8,746
Major Joint Local Government Bond	0.095%	2/25/30	JPY	20,400	179
Major Joint Local Government Bond	0.150%	6/25/30	JPY	681,800	5,999
Major Joint Local Government Bond	0.150%	9/25/30	JPY	100,000	880
Major Joint Local Government Bond	0.125%	10/25/30	JPY	2,024,800	17,772
Major Joint Local Government Bond	0.120%	11/25/30	JPY	44,300	389
Major Joint Local Government Bond	0.145%	2/25/31	JPY	1,821,200	15,998
Major Joint Local Government Bond	0.199%	4/25/31	JPY	120,000	1,059

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Major Joint Local Government Bond	0.145%	6/25/31	JPY	500,000	4,387
	Osaka Prefecture	1.453%	9/26/34	JPY	190,000	1,911
	Osaka Prefecture	0.366%	9/28/35	JPY	1,130,000	9,966
	Osaka Prefecture	1.203%	9/28/35	JPY	820,000	8,046
	Tokyo Metropolitan Government	0.760%	12/20/22	JPY	126,100	1,116
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	545,400	4,841
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	306,800	2,727
	Tokyo Metropolitan Government	0.720%	12/20/23	JPY	20,400	182
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	1,363,600	12,147
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	477,200	4,248
	Tokyo Metropolitan Government	0.690%	3/19/24	JPY	129,500	1,155
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	477,200	4,246
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	95,400	848
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	681,800	6,055
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,689,900	15,032
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	511,300	4,563
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	340,900	3,046
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	340,900	3,042
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	749,900	6,696
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	456,700	4,077
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	120,900	1,064
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,363,600	12,084
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,090,900	9,543
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	504,000	4,414
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	60,000	524
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	260,000	2,681
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	70,000	695
						18,786,862
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	1,030	2,133
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	2,148	2,547
	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,363	1,616
	Republic of Kazakhstan	0.600%	9/30/26	EUR	1,705	1,953
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	4,295	4,920
	Republic of Kazakhstan	2.375%	11/9/28	EUR	6,818	8,726
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	3,273	3,795
						23,557
Latvia (0.0%)
	Republic of Latvia	2.875%	4/30/24	EUR	681	849
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	9,409	12,152
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	2,045	2,702
Malaysia (0.7%)
	Federation of Malaysia	3.480%	3/15/23	MYR	143,522	35,298
	Federation of Malaysia	3.757%	4/20/23	MYR	68,181	16,839
	Federation of Malaysia	3.800%	8/17/23	MYR	112,499	27,848
	Federation of Malaysia	3.478%	6/14/24	MYR	177,272	43,648
	Federation of Malaysia	4.181%	7/15/24	MYR	96,817	24,313
	Federation of Malaysia	4.059%	9/30/24	MYR	36,818	9,234
	Federation of Malaysia	3.882%	3/14/25	MYR	100,308	25,063
	Federation of Malaysia	3.955%	9/15/25	MYR	318,408	79,689

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	4.392%	4/15/26	MYR	47,727	12,157
Federation of Malaysia	3.906%	7/15/26	MYR	158,511	39,441
Federation of Malaysia	3.900%	11/30/26	MYR	89,659	22,380
Federation of Malaysia	3.892%	3/15/27	MYR	500	125
Federation of Malaysia	3.899%	11/16/27	MYR	66,136	16,435
Federation of Malaysia	3.733%	6/15/28	MYR	174,818	42,965
Federation of Malaysia	3.885%	8/15/29	MYR	103,489	25,326
Federation of Malaysia	4.498%	4/15/30	MYR	95,795	24,480
Federation of Malaysia	2.632%	4/15/31	MYR	42,800	9,575
Federation of Malaysia	4.232%	6/30/31	MYR	14,113	3,539
Federation of Malaysia	4.127%	4/15/32	MYR	17,045	4,216
Federation of Malaysia	3.844%	4/15/33	MYR	206,965	49,352
Federation of Malaysia	4.642%	11/7/33	MYR	77,522	19,776
Federation of Malaysia	3.828%	7/5/34	MYR	144,675	33,941
Federation of Malaysia	4.254%	5/31/35	MYR	72,955	18,036
Federation of Malaysia	4.762%	4/7/37	MYR	31,772	8,130
Federation of Malaysia	4.893%	6/8/38	MYR	134,659	34,847
Federation of Malaysia	3.757%	5/22/40	MYR	95,454	21,797
Federation of Malaysia	4.935%	9/30/43	MYR	12,154	3,153
Federation of Malaysia	4.736%	3/15/46	MYR	23,863	5,977
Federation of Malaysia	4.921%	7/6/48	MYR	77,727	19,896
Federation of Malaysia	4.065%	6/15/50	MYR	33,082	7,566
Malaysia Government Investment Issue	4.444%	5/22/24	MYR	16,941	4,279
Malaysia Government Investment Issue	3.655%	10/15/24	MYR	8,000	1,982
Malaysia Government Investment Issue	3.726%	3/31/26	MYR	63,882	15,800
Malaysia Government Investment Issue	3.422%	9/30/27	MYR	80,000	19,266
Malaysia Government Investment Issue	4.130%	7/9/29	MYR	42,353	10,538
Malaysia Government Investment Issue	3.465%	10/15/30	MYR	127,765	30,258
Malaysia Government Investment Issue	4.119%	11/30/34	MYR	82,706	19,881
Malaysia Government Investment Issue	3.447%	7/15/36	MYR	8,000	1,780
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	63,882	15,503
Malaysia Government Investment Issue	4.417%	9/30/41	MYR	41,941	10,223
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	88,470	21,861
					836,413
Mexico (0.6%)
Mexican Bonos	6.750%	3/9/23	MXN	545,500	26,588
Mexican Bonos	8.000%	12/7/23	MXN	1,075,750	53,388
Mexican Bonos	8.000%	9/5/24	MXN	1,050,300	52,175
Mexican Bonos	10.000%	12/5/24	MXN	1,061,000	56,336
Mexican Bonos	5.750%	3/5/26	MXN	1,572,350	72,044
Mexican Bonos	7.500%	6/3/27	MXN	1,217,100	59,290
Mexican Bonos	8.500%	5/31/29	MXN	1,200,000	61,643
Mexican Bonos	7.750%	5/29/31	MXN	958,000	47,150
Mexican Bonos	7.750%	11/23/34	MXN	492,800	24,166
Mexican Bonos	10.000%	11/20/36	MXN	338,700	19,775
Mexican Bonos	8.500%	11/18/38	MXN	858,900	43,840
Mexican Bonos	7.750%	11/13/42	MXN	790,900	37,548
Mexican Bonos	8.000%	11/7/47	MXN	799,200	38,815
United Mexican States	1.625%	3/6/24	EUR	2,045	2,443
United Mexican States	1.375%	1/15/25	EUR	7,343	8,783
United Mexican States	1.625%	4/8/26	EUR	2,799	3,374
United Mexican States	1.350%	9/18/27	EUR	4,138	4,891
United Mexican States	1.750%	4/17/28	EUR	11,249	13,547
United Mexican States	3.625%	4/9/29	EUR	6,273	8,412
United Mexican States	1.125%	1/17/30	EUR	5,202	5,812

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Mexican States	3.375%	2/23/31	EUR	12,273	16,114
	United Mexican States	1.450%	10/25/33	EUR	5,263	5,643
	United Mexican States	2.250%	8/12/36	EUR	5,000	5,584
	United Mexican States	2.875%	4/8/39	EUR	6,740	7,893
	United Mexican States	3.000%	3/6/45	EUR	3,818	4,534
	United Mexican States	2.125%	10/25/51	EUR	8,551	8,191
	United Mexican States	5.625%	3/19/14	GBP	4,095	5,989
	United Mexican States	4.000%	3/15/15	EUR	2,318	2,891
						696,859
Netherlands (1.8%)
	BNG Bank NV	4.750%	3/6/23	AUD	12,750	10,094
	BNG Bank NV	3.875%	5/26/23	EUR	19,091	23,528
	BNG Bank NV	5.250%	5/20/24	AUD	5,455	4,495
	BNG Bank NV	0.250%	6/7/24	EUR	4,091	4,785
	BNG Bank NV	0.050%	7/13/24	EUR	17,045	19,818
	BNG Bank NV	1.125%	9/4/24	EUR	954	1,144
	BNG Bank NV	0.200%	11/9/24	EUR	13,637	15,927
	BNG Bank NV	0.250%	5/7/25	EUR	19,466	22,792
	BNG Bank NV	3.250%	7/15/25	AUD	6,920	5,486
	BNG Bank NV	1.625%	8/26/25	GBP	500	699
	BNG Bank NV	1.000%	1/12/26	EUR	10,227	12,353
	BNG Bank NV	0.125%	4/11/26	EUR	4,977	5,795
	BNG Bank NV	3.250%	8/24/26	AUD	500	397
	BNG Bank NV	0.625%	6/19/27	EUR	10,091	12,067
	BNG Bank NV	3.500%	7/19/27	AUD	5,318	4,281
	BNG Bank NV	0.750%	1/11/28	EUR	15,750	18,983
	BNG Bank NV	3.300%	7/17/28	AUD	13,500	10,756
	BNG Bank NV	5.200%	12/7/28	GBP	2,150	3,715
	BNG Bank NV	0.750%	1/24/29	EUR	3,409	4,120
	BNG Bank NV	0.100%	1/15/30	EUR	10,227	11,752
	BNG Bank NV	1.375%	10/21/30	EUR	4,091	5,208
	BNG Bank NV	0.125%	4/19/33	EUR	10,000	11,299
	BNG Bank NV	0.125%	7/9/35	EUR	10,227	11,415
	BNG Bank NV	0.875%	10/17/35	EUR	3,409	4,178
	BNG Bank NV	1.500%	3/29/38	EUR	2,045	2,755
	BNG Bank NV	1.500%	7/15/39	EUR	2,727	3,708
[3]	Kingdom of Netherlands	3.750%	1/15/23	EUR	7,009	8,536
[3]	Kingdom of Netherlands	1.750%	7/15/23	EUR	100,670	121,161
[3]	Kingdom of Netherlands	0.000%	1/15/24	EUR	81,599	95,546
[3]	Kingdom of Netherlands	2.000%	7/15/24	EUR	49,431	61,079
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	73,119	86,684
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	42,237	50,824
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	135,208	158,598
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	21,900	26,800
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	68,578	84,272
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	108,067	128,259
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	146,590	169,740
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	54,858	63,058
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	27,613	40,552
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	52,097	95,161
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	60,000	66,984
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	65,284	79,891
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	74,229	146,965
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	62,361	117,715
[3]	Kingdom of Netherlands	0.000%	1/15/52	EUR	47,623	50,846

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	2,045	2,317
Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	17,045	19,880
Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	5,790	4,755
Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	1,180	1,064
Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	2,380	1,895
Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	11,181	14,768
Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	6,110	4,832
Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	17,000	19,653
Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	6,818	9,238
Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	4,091	5,002
Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	2,730	2,193
Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	3,070	2,448
Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	3,700	4,390
Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	4,100	6,009
Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	6,818	13,006
Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	12,409	15,888
Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	3,409	4,615
Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	28,841	34,726
					2,050,900
New Zealand (0.4%)
Auckland Council	0.625%	11/13/24	EUR	6,818	8,065
Auckland Council	3.500%	3/9/26	AUD	500	394
Auckland Council	0.125%	9/26/29	EUR	2,114	2,399
Housing New Zealand Ltd.	3.360%	6/12/25	NZD	7,260	5,311
Housing New Zealand Ltd.	2.247%	10/5/26	NZD	18,100	12,600
New Zealand	5.500%	4/15/23	NZD	30,681	23,215
New Zealand	0.500%	5/15/24	NZD	53,727	37,040
New Zealand	2.750%	4/15/25	NZD	75,918	55,305
New Zealand	0.500%	5/15/26	NZD	28,118	18,573
New Zealand	4.500%	4/15/27	NZD	48,346	38,414
New Zealand	0.250%	5/15/28	NZD	24,152	15,044
New Zealand	3.000%	4/20/29	NZD	50,795	37,696
New Zealand	1.500%	5/15/31	NZD	58,863	38,400
New Zealand	2.000%	5/15/32	NZD	20,000	13,536
New Zealand	3.500%	4/14/33	NZD	33,273	25,893
New Zealand	2.750%	4/15/37	NZD	46,751	33,443
New Zealand	1.750%	5/15/41	NZD	26,456	15,830
New Zealand	2.750%	5/15/51	NZD	12,000	8,216
New Zealand Local Government Funding Agency Bond	5.500%	4/15/23	NZD	3,409	2,564
New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	7,636	5,441
New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	6,137	4,407
New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	6,818	4,615
New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	1,363	1,055
New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	13,637	8,787
New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	9,867	7,274
					423,517

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Norway (0.3%)
[3]	Kingdom of Norway	2.000%	5/24/23	NOK	267,895	32,135
[3]	Kingdom of Norway	3.000%	3/14/24	NOK	386,998	47,512
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	119,317	14,240
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	88,636	10,460
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	104,317	12,434
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	136,363	16,495
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	243,342	28,958
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	407,220	46,992
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	296,475	33,700
	Kommunalbanken A/S	4.500%	4/17/23	AUD	5,419	4,290
	Kommunalbanken A/S	2.700%	9/5/23	AUD	644	498
	Kommunalbanken A/S	1.500%	12/15/23	GBP	10,227	14,144
	Kommunalbanken A/S	5.250%	7/15/24	AUD	4,274	3,532
	Kommunalbanken A/S	4.250%	7/16/25	AUD	846	693
	Kommunalbanken A/S	0.625%	4/20/26	EUR	5,455	6,466
	Kommunalbanken A/S	3.000%	12/9/26	AUD	6,136	4,821
	Kommunalbanken A/S	0.875%	5/24/27	EUR	19,568	23,544
	Kommunalbanken A/S	3.400%	7/24/28	AUD	5,454	4,368
	Kommunalbanken A/S	0.050%	10/24/29	EUR	6,409	7,263
						312,545
Peru (0.1%)
	Republic of Peru	5.200%	9/12/23	PEN	4,325	1,113
	Republic of Peru	5.700%	8/12/24	PEN	25,355	6,534
	Republic of Peru	2.750%	1/30/26	EUR	9,545	12,157
	Republic of Peru	8.200%	8/12/26	PEN	63,040	17,930
	Republic of Peru	6.350%	8/12/28	PEN	66,780	17,703
	Republic of Peru	5.940%	2/12/29	PEN	61,875	15,972
	Republic of Peru	3.750%	3/1/30	EUR	1,363	1,857
	Republic of Peru	6.950%	8/12/31	PEN	72,125	19,490
	Republic of Peru	6.150%	8/12/32	PEN	55,121	13,942
	Republic of Peru	1.250%	3/11/33	EUR	6,336	7,043
	Republic of Peru	5.400%	8/12/34	PEN	49,943	11,405
	Republic of Peru	6.900%	8/12/37	PEN	77,230	19,329
	Republic of Peru	5.350%	8/12/40	PEN	33,749	7,114
	Republic of Peru	6.850%	2/12/42	PEN	17,630	4,327
	Republic of Peru	6.714%	2/12/55	PEN	10,725	2,534
						158,450
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	3,583	4,120
	Republic of Philippines	0.875%	5/17/27	EUR	5,359	6,258
	Republic of Philippines	0.700%	2/3/29	EUR	3,478	3,970
	Republic of Philippines	1.200%	4/28/33	EUR	4,862	5,564
						19,912
Poland (0.5%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	3,535	4,266
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	2,727	3,360
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	3,498	4,322
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	614	787
	Republic of Poland	4.500%	1/18/22	EUR	4,430	5,171
	Republic of Poland	3.750%	1/19/23	EUR	3,136	3,803
	Republic of Poland	2.500%	1/25/23	PLN	98,181	24,827
	Republic of Poland	4.000%	10/25/23	PLN	172,755	44,980
	Republic of Poland	3.000%	1/15/24	EUR	400	494

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	2.500%	4/25/24	PLN	74,959	18,988
	Republic of Poland	3.375%	7/9/24	EUR	4,091	5,155
	Republic of Poland	2.250%	10/25/24	PLN	34,091	8,577
	Republic of Poland	5.250%	1/20/25	EUR	5,046	6,794
	Republic of Poland	0.000%	2/10/25	EUR	10,227	11,770
	Republic of Poland	0.750%	4/25/25	PLN	197,888	47,266
	Republic of Poland	3.250%	7/25/25	PLN	89,317	23,211
	Republic of Poland	1.500%	9/9/25	EUR	3,409	4,151
	Republic of Poland	1.500%	1/19/26	EUR	32,591	39,815
	Republic of Poland	2.500%	7/25/26	PLN	110,111	27,827
	Republic of Poland	1.125%	8/7/26	EUR	2,387	2,883
	Republic of Poland	0.250%	10/25/26	PLN	180,593	40,760
	Republic of Poland	0.875%	5/10/27	EUR	22,363	26,709
	Republic of Poland	2.500%	7/25/27	PLN	105,681	26,582
	Republic of Poland	1.375%	10/22/27	EUR	2,761	3,401
	Republic of Poland	2.750%	4/25/28	PLN	179,515	45,650
	Republic of Poland	1.000%	10/25/28	EUR	1,977	2,392
	Republic of Poland	5.750%	4/25/29	PLN	17,625	5,376
	Republic of Poland	2.750%	10/25/29	PLN	87,265	22,034
	Republic of Poland	1.250%	10/25/30	PLN	156,817	34,713
	Republic of Poland	2.375%	1/18/36	EUR	9,077	12,524
	Republic of Poland	2.000%	10/25/46	EUR	300	418
	Republic of Poland	4.000%	4/25/47	PLN	43,604	12,299
						521,305
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	4.950%	10/25/23	EUR	21,813	27,975
[3]	Portugal Obrigacoes do Tesouro OT	5.650%	2/15/24	EUR	54,545	71,915
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	46,288	61,233
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	22,506	31,996
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	59,811	71,879
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	77,815	101,668
[3]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	27,273	40,773
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	51,136	59,654
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	40,000	45,261
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	47,727	65,534
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	43,080	50,634
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	11,386	19,489
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	29,999	56,725
						704,736
Romania (0.2%)
	Romania	3.625%	4/24/24	EUR	3,545	4,432
	Romania	2.750%	10/29/25	EUR	11,512	14,463
[3]	Romania	2.750%	2/26/26	EUR	2,536	3,168
[3]	Romania	2.000%	12/8/26	EUR	2,488	3,034
	Romania	2.375%	4/19/27	EUR	15,341	18,928
	Romania	2.875%	5/26/28	EUR	22,858	28,764
[3]	Romania	1.375%	12/2/29	EUR	2,202	2,455
	Romania	2.500%	2/8/30	EUR	4,773	5,648
[3]	Romania	3.624%	5/26/30	EUR	2,127	2,713
	Romania	3.624%	5/26/30	EUR	9,741	12,423
[3]	Romania	1.750%	7/13/30	EUR	5,810	6,432
	Romania	2.124%	7/16/31	EUR	2,079	2,354
[3]	Romania	2.124%	7/16/31	EUR	2,939	3,327
[3]	Romania	2.000%	1/28/32	EUR	3,068	3,378
[3]	Romania	2.000%	4/14/33	EUR	4,514	4,890

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	3.875%	10/29/35	EUR	5,455	6,859
	Romania	4.125%	3/11/39	EUR	2,045	2,587
[3]	Romania	2.625%	12/2/40	EUR	1,363	1,439
[3]	Romania	2.750%	4/14/41	EUR	6,353	6,769
	Romania	2.750%	4/14/41	EUR	4,235	4,504
[3]	Romania	2.875%	4/13/42	EUR	3,630	3,872
[3]	Romania	4.625%	4/3/49	EUR	5,785	7,736
	Romania	4.625%	4/3/49	EUR	6,818	9,118
[3]	Romania	3.375%	1/28/50	EUR	6,818	7,700
						166,993
Russia (0.5%)
	Russian Federation	7.400%	12/7/22	RUB	507,952	7,111
	Russian Federation	7.000%	1/25/23	RUB	1,039,768	14,462
	Russian Federation	7.000%	8/16/23	RUB	2,093,172	28,984
	Russian Federation	6.500%	2/28/24	RUB	1,760,446	23,921
	Russian Federation	7.400%	7/17/24	RUB	3,314,334	45,763
	Russian Federation	7.100%	10/16/24	RUB	204,544	2,800
	Russian Federation	7.150%	11/12/25	RUB	1,636,355	22,199
[3]	Russian Federation	2.875%	12/4/25	EUR	8,400	10,603
	Russian Federation	2.875%	12/4/25	EUR	100	126
	Russian Federation	7.750%	9/16/26	RUB	6,000,000	83,070
	Russian Federation	7.950%	10/7/26	RUB	1,602,265	22,358
	Russian Federation	8.150%	2/3/27	RUB	3,037,144	42,798
	Russian Federation	6.000%	10/6/27	RUB	1,159,085	14,707
	Russian Federation	7.050%	1/19/28	RUB	1,806,809	24,123
	Russian Federation	6.900%	5/23/29	RUB	1,976,582	26,066
	Russian Federation	7.650%	4/10/30	RUB	3,180,749	43,744
	Russian Federation	1.850%	11/20/32	EUR	6,800	7,820
	Russian Federation	7.700%	3/23/33	RUB	1,254,540	17,328
	Russian Federation	7.250%	5/10/34	RUB	4,910,557	65,256
	Russian Federation	6.100%	7/18/35	RUB	4,817,683	57,330
	Russian Federation	7.700%	3/16/39	RUB	1,246,398	17,130
						577,699
Saudi Arabia (0.1%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	23,819	27,523
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	6,818	8,048
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	10,291	11,688
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	9,954	12,025
						59,284
Singapore (0.5%)
	Housing & Development Board	2.505%	6/27/24	SGD	1,250	959
	Housing & Development Board	3.100%	7/24/24	SGD	6,250	4,873
	Housing & Development Board	2.495%	3/11/26	SGD	1,250	966
	Housing & Development Board	2.035%	9/16/26	SGD	6,500	4,920
	Housing & Development Board	2.675%	1/22/29	SGD	3,500	2,733
	Housing & Development Board	2.598%	10/30/29	SGD	4,000	3,112
	Housing & Development Board	3.080%	5/31/30	SGD	10,250	8,270
	Housing & Development Board	2.545%	7/4/31	SGD	1,750	1,355
	Republic of Singapore	1.750%	2/1/23	SGD	68,181	51,271
	Republic of Singapore	2.750%	7/1/23	SGD	23,862	18,285
	Republic of Singapore	2.000%	2/1/24	SGD	82,912	63,011
	Republic of Singapore	3.000%	9/1/24	SGD	11,249	8,800
	Republic of Singapore	2.375%	6/1/25	SGD	34,091	26,367
	Republic of Singapore	0.500%	11/1/25	SGD	40,000	28,852

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Singapore	2.125%	6/1/26	SGD	37,300	28,604
	Republic of Singapore	1.250%	11/1/26	SGD	10,200	7,483
	Republic of Singapore	3.500%	3/1/27	SGD	37,772	30,801
	Republic of Singapore	2.625%	5/1/28	SGD	42,651	33,395
	Republic of Singapore	2.875%	7/1/29	SGD	17,630	14,074
	Republic of Singapore	2.875%	9/1/30	SGD	65,471	52,540
	Republic of Singapore	3.375%	9/1/33	SGD	28,818	24,617
	Republic of Singapore	2.250%	8/1/36	SGD	45,765	34,533
	Republic of Singapore	2.375%	7/1/39	SGD	27,000	20,712
	Republic of Singapore	2.750%	4/1/42	SGD	14,649	11,917
	Republic of Singapore	2.750%	3/1/46	SGD	36,451	29,743
	Republic of Singapore	1.875%	3/1/50	SGD	31,903	22,278
	Republic of Singapore	1.875%	10/1/51	SGD	2,000	1,404
						535,875
Slovakia (0.2%)
	Slovak Republic	0.000%	11/13/23	EUR	42,818	50,020
	Slovak Republic	0.000%	6/17/24	EUR	6,607	7,729
	Slovak Republic	0.250%	5/14/25	EUR	16,424	19,348
	Slovak Republic	0.625%	5/22/26	EUR	8,863	10,678
	Slovak Republic	1.375%	1/21/27	EUR	14,455	18,139
	Slovak Republic	1.000%	6/12/28	EUR	23,025	28,484
	Slovak Republic	0.750%	4/9/30	EUR	10,790	13,127
	Slovak Republic	1.000%	10/9/30	EUR	14,554	18,052
	Slovak Republic	1.000%	5/14/32	EUR	38,194	47,640
	Slovak Republic	1.875%	3/9/37	EUR	6,920	9,528
	Slovak Republic	2.000%	10/17/47	EUR	10,106	14,935
	Slovak Republic	2.250%	6/12/68	EUR	1,705	2,878
						240,558
Slovenia (0.1%)
	Republic of Slovenia	4.625%	9/9/24	EUR	2,727	3,613
	Republic of Slovenia	2.125%	7/28/25	EUR	3,409	4,298
	Republic of Slovenia	5.125%	3/30/26	EUR	5,455	7,803
	Republic of Slovenia	1.250%	3/22/27	EUR	9,545	11,822
	Republic of Slovenia	1.000%	3/6/28	EUR	23,863	29,190
	Republic of Slovenia	1.188%	3/14/29	EUR	6,818	8,445
	Republic of Slovenia	0.275%	1/14/30	EUR	10,227	11,837
	Republic of Slovenia	0.000%	2/12/31	EUR	29,647	33,002
	Republic of Slovenia	1.500%	3/25/35	EUR	8,181	10,551
	Republic of Slovenia	1.750%	11/3/40	EUR	6,818	9,328
	Republic of Slovenia	3.125%	8/7/45	EUR	6,818	11,884
	Republic of Slovenia	0.488%	10/20/50	EUR	11,054	11,557
						153,330
South Korea (2.6%)
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	681	798
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	6,818	7,967
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	720	581
	Korea Development Bank	0.625%	7/17/23	EUR	9,188	10,764
	Korea Gas Corp.	0.000%	11/28/23	CHF	2,725	2,984
[3]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	3,273	3,847
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	3,409	3,930
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	33,273	38,359
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	9,887	11,376
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	8,750	10,023
	Korea National Housing Bond I	1.250%	11/30/21	KRW	10,000,000	8,560

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Korea National Housing Bond I	1.500%	11/30/21	KRW	40,000,000	34,248
Korea National Housing Bond I	1.500%	12/31/21	KRW	40,000,000	34,267
Korea National Housing Bond I	1.750%	4/30/24	KRW	8,800,000	7,486
Korea Treasury Bond	1.750%	9/10/26	KRW	10,000,000	8,326
Republic of Korea	1.250%	12/10/22	KRW	50,000,000	42,608
Republic of Korea	2.375%	3/10/23	KRW	110,000,000	94,996
Republic of Korea	3.000%	3/10/23	KRW	84,000,000	73,142
Republic of Korea	1.000%	6/10/23	KRW	138,000,000	116,718
Republic of Korea	2.250%	9/10/23	KRW	115,000,000	99,216
Republic of Korea	3.375%	9/10/23	KRW	40,000,000	35,209
Republic of Korea	0.875%	12/10/23	KRW	45,000,000	37,734
Republic of Korea	1.875%	3/10/24	KRW	155,000,000	132,471
Republic of Korea	1.125%	6/10/24	KRW	150,000,000	125,453
Republic of Korea	1.375%	9/10/24	KRW	50,000,000	41,928
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	83,304
Republic of Korea	1.500%	3/10/25	KRW	80,000,000	66,937
Republic of Korea	2.250%	6/10/25	KRW	79,000,000	67,658
Republic of Korea	1.125%	9/10/25	KRW	75,000,000	61,502
Republic of Korea	0.000%	9/16/25	EUR	8,447	9,764
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	25,632
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	13,681
Republic of Korea	1.875%	6/10/26	KRW	132,000,000	110,751
Republic of Korea	1.500%	12/10/26	KRW	130,000,000	106,680
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	15,167
Republic of Korea	2.125%	6/10/27	KRW	75,000,000	63,254
Republic of Korea	2.375%	12/10/27	KRW	45,000,000	38,365
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	20,175
Republic of Korea	2.625%	6/10/28	KRW	50,260,000	43,483
Republic of Korea	2.375%	12/10/28	KRW	50,000,000	42,582
Republic of Korea	1.875%	6/10/29	KRW	48,000,000	39,465
Republic of Korea	1.375%	12/10/29	KRW	35,000,000	27,609
Republic of Korea	5.500%	12/10/29	KRW	52,137,000	54,585
Republic of Korea	1.375%	6/10/30	KRW	110,000,000	86,362
Republic of Korea	1.500%	12/10/30	KRW	50,000,000	39,505
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	28,445
Republic of Korea	2.000%	6/10/31	KRW	74,403,340	61,255
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	39,939
Republic of Korea	3.750%	12/10/33	KRW	96,500,000	93,752
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	42,735
Republic of Korea	1.500%	9/10/36	KRW	40,000,000	30,137
Republic of Korea	2.250%	9/10/37	KRW	63,000,000	52,396
Republic of Korea	2.375%	9/10/38	KRW	36,600,000	30,940
Republic of Korea	1.125%	9/10/39	KRW	56,800,000	39,270
Republic of Korea	1.500%	9/10/40	KRW	50,000,000	36,607
Republic of Korea	3.000%	12/10/42	KRW	59,500,000	55,401
Republic of Korea	2.750%	12/10/44	KRW	57,990,000	52,075
Republic of Korea	2.000%	3/10/46	KRW	69,000,000	53,992
Republic of Korea	2.125%	3/10/47	KRW	87,955,000	70,404
Republic of Korea	2.625%	3/10/48	KRW	98,695,000	86,222
Republic of Korea	2.000%	3/10/49	KRW	120,360,000	93,619
Republic of Korea	1.500%	3/10/50	KRW	188,730,000	128,564
Republic of Korea	1.875%	3/10/51	KRW	69,509,520	52,390
Republic of Korea	2.000%	9/10/68	KRW	35,697,000	26,735
Republic of Korea	1.625%	9/10/70	KRW	17,012,000	11,150
					3,085,480

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Spain (4.7%)
	Adif Alta Velocidad	3.500%	5/27/24	EUR	8,100	10,240
	Adif Alta Velocidad	1.875%	1/28/25	EUR	10,200	12,574
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	30,000	33,875
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	6,102	7,455
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	14,659	18,798
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,173	1,402
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	9,545	11,761
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	14,505	20,141
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	11,591	14,829
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	9,289	11,738
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	13,637	17,088
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	3,409	4,429
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	2,689	3,084
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	10,000	11,300
	Basque Government	0.850%	4/30/30	EUR	13,637	16,274
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.500%	3/17/23	EUR	20,400	23,869
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	3,400	4,027
	Instituto de Credito Oficial	0.750%	10/31/23	EUR	2,045	2,418
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	17,600	20,386
[3]	Kingdom of Spain	5.400%	1/31/23	EUR	95,849	118,987
	Kingdom of Spain	0.000%	4/30/23	EUR	169,195	197,140
	Kingdom of Spain	0.350%	7/30/23	EUR	39,781	46,653
[3]	Kingdom of Spain	4.400%	10/31/23	EUR	54,882	69,639
	Kingdom of Spain	0.000%	5/31/24	EUR	550,272	640,693
[3]	Kingdom of Spain	0.250%	7/30/24	EUR	140,250	164,593
[3]	Kingdom of Spain	1.600%	4/30/25	EUR	60,525	74,468
	Kingdom of Spain	0.000%	1/31/26	EUR	411,521	477,816
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	70,594	89,064
	Kingdom of Spain	0.000%	1/31/27	EUR	148,254	170,867
[3]	Kingdom of Spain	1.500%	4/30/27	EUR	25,687	32,083
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	170,454	204,949
	Kingdom of Spain	0.000%	1/31/28	EUR	254,278	290,729
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	83,250	103,779
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	161,292	201,479
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	141,879	220,154
	Kingdom of Spain	6.000%	1/31/29	EUR	8,235	13,471
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	88,755	111,419
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	257,109	317,740
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	365,655	417,597
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	48,358	66,306
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	8,990	11,780
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	79,846	136,822
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	130,361	148,159
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	139,405	164,941
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	124,363	238,717
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	10,904	12,383
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	48,593	102,651
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	71,061	112,866
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	33,461	51,920
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	56,024	59,696
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	49,773	90,135

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	54,444	57,651
						5,463,035
Supranational (3.8%)
	African Development Bank	0.250%	1/24/24	EUR	5,522	6,452
	African Development Bank	4.750%	3/6/24	AUD	4,500	3,648
	African Development Bank	0.250%	11/21/24	EUR	15,409	18,007
	African Development Bank	0.875%	12/16/24	GBP	5,000	6,807
	African Development Bank	4.000%	1/10/25	AUD	9,770	7,886
	African Development Bank	4.500%	6/2/26	AUD	4,248	3,562
	African Development Bank	0.500%	6/22/26	GBP	21,700	28,903
	African Development Bank	0.125%	10/7/26	EUR	2,727	3,173
	African Development Bank	3.300%	7/27/27	AUD	681	542
	African Development Bank	3.350%	8/8/28	AUD	500	398
	African Development Bank	0.500%	3/21/29	EUR	14,443	17,053
	Asian Development Bank	1.000%	12/15/22	GBP	1,636	2,249
	Asian Development Bank	2.650%	1/11/23	AUD	1,270	977
	Asian Development Bank	3.000%	1/17/23	NZD	6,818	4,956
	Asian Development Bank	0.200%	5/25/23	EUR	9,648	11,248
	Asian Development Bank	4.500%	9/5/23	AUD	1,060	847
	Asian Development Bank	2.450%	1/17/24	AUD	1,225	945
	Asian Development Bank	3.500%	5/30/24	NZD	13,637	10,040
	Asian Development Bank	3.750%	3/12/25	AUD	7,655	6,151
	Asian Development Bank	0.750%	2/10/26	CAD	8,800	6,865
	Asian Development Bank	0.625%	9/15/26	GBP	5,046	6,765
	Asian Development Bank	3.000%	10/14/26	AUD	1,240	979
	Asian Development Bank	0.125%	12/15/26	GBP	10,909	14,209
	Asian Development Bank	4.650%	2/16/27	CAD	1,904	1,759
	Asian Development Bank	3.400%	9/10/27	AUD	6,840	5,519
	Asian Development Bank	0.250%	10/28/27	GBP	9,205	11,952
	Asian Development Bank	0.750%	12/7/27	GBP	8,470	11,306
	Asian Development Bank	3.300%	8/8/28	AUD	1,770	1,420
	Asian Development Bank	0.000%	10/24/29	EUR	10,363	11,791
	Asian Development Bank	0.025%	1/31/30	EUR	16,636	18,944
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	5,000	3,612
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	3,409	3,995
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	10,227	12,091
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	5,930	6,562
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	1,091	841
	Council of Europe Development Bank	0.125%	5/25/23	EUR	10,722	12,498
	Council of Europe Development Bank	1.000%	10/21/24	CAD	1,250	995
	Council of Europe Development Bank	0.750%	6/9/25	EUR	4,782	5,704
	Council of Europe Development Bank	0.375%	6/8/26	EUR	59,416	70,139
	Council of Europe Development Bank	0.000%	4/9/27	EUR	6,334	7,337
	EUROFIMA	3.000%	5/22/24	CHF	3,410	4,046
	EUROFIMA	3.900%	12/19/25	AUD	680	553
	EUROFIMA	3.000%	5/15/26	CHF	4,430	5,538
	EUROFIMA	2.600%	1/13/27	AUD	16,920	12,951
	EUROFIMA	4.550%	3/30/27	CAD	1,842	1,666
	EUROFIMA	3.350%	5/21/29	AUD	2,940	2,334
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	6,818	9,393
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	6,818	7,922
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	681	1,212

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	European Financial Stability Facility	0.000%	11/17/22	EUR	44,318	51,514
[5]	European Financial Stability Facility	0.500%	1/20/23	EUR	25,909	30,323
[5]	European Financial Stability Facility	0.000%	4/24/23	EUR	16,705	19,446
[5]	European Financial Stability Facility	1.875%	5/23/23	EUR	24,545	29,397
[5]	European Financial Stability Facility	0.000%	7/17/23	EUR	8,863	10,318
[5]	European Financial Stability Facility	0.125%	10/17/23	EUR	10,432	12,173
[5]	European Financial Stability Facility	0.200%	1/17/24	EUR	1,296	1,516
[5]	European Financial Stability Facility	2.125%	2/19/24	EUR	13,295	16,239
[5]	European Financial Stability Facility	0.000%	4/19/24	EUR	98,320	114,505
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	11,591	14,122
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	10,363	12,223
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	10,909	12,789
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	20,455	24,247
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	8,000	9,311
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	54,545	64,592
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	37,807	45,679
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	17,045	20,754
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	13,637	16,722
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	3,988	4,601
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	3,749	5,267
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	26,800	30,606
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	13,637	21,758
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	3,545	5,491
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	28,991	35,805
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	21,682	36,342
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	3,409	4,649
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	11,529	16,666
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	9,272	15,075
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	24,887	33,248
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	12,522	17,518
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	30,989	47,720
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	26,239	32,396
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	8,470	8,736
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	9,887	15,674
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	20,987	35,905
	European Investment Bank	2.700%	1/12/23	AUD	2,114	1,628
[3]	European Investment Bank	2.375%	1/18/23	CAD	1,909	1,567
	European Investment Bank	1.625%	3/15/23	EUR	38,284	45,525
	European Investment Bank	2.375%	7/6/23	CAD	5,658	4,664
	European Investment Bank	0.000%	10/16/23	EUR	20,455	23,813
	European Investment Bank	0.500%	11/15/23	EUR	13,637	16,050
	European Investment Bank	0.050%	12/15/23	EUR	37,499	43,706
	European Investment Bank	0.875%	12/15/23	GBP	7,534	10,313
	European Investment Bank	2.125%	1/15/24	EUR	11,591	14,127
	European Investment Bank	0.000%	3/15/24	EUR	92,727	108,007
	European Investment Bank	0.050%	5/24/24	EUR	13,637	15,900
	European Investment Bank	0.200%	7/15/24	EUR	27,273	31,944
	European Investment Bank	1.750%	7/30/24	CAD	9,545	7,802
	European Investment Bank	4.750%	8/7/24	AUD	2,215	1,814
	European Investment Bank	0.875%	9/13/24	EUR	22,499	26,862
	European Investment Bank	0.750%	11/15/24	GBP	681	925
	European Investment Bank	1.625%	2/4/25	CHF	1,700	1,978
	European Investment Bank	0.000%	3/25/25	EUR	2,045	2,381
	European Investment Bank	0.125%	4/15/25	EUR	20,455	23,921
	European Investment Bank	5.500%	4/15/25	GBP	1,818	2,864

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.375%	7/16/25	EUR	15,750	18,596
European Investment Bank	2.750%	9/15/25	EUR	27,273	35,189
European Investment Bank	4.500%	10/15/25	EUR	10,227	14,040
European Investment Bank	2.900%	10/17/25	AUD	2,045	1,608
European Investment Bank	0.000%	3/13/26	EUR	6,818	7,935
European Investment Bank	0.375%	4/14/26	EUR	19,093	22,594
European Investment Bank	3.100%	8/17/26	AUD	24,009	19,072
European Investment Bank	2.750%	8/25/26	PLN	6,818	1,724
European Investment Bank	1.000%	9/21/26	GBP	2,182	2,977
European Investment Bank	0.100%	10/15/26	EUR	10,568	12,359
European Investment Bank	1.250%	11/13/26	EUR	4,091	5,054
European Investment Bank	0.500%	1/15/27	EUR	36,613	43,688
European Investment Bank	3.500%	4/15/27	EUR	3,409	4,720
European Investment Bank	3.750%	12/7/27	GBP	2,591	4,084
European Investment Bank	0.875%	1/14/28	EUR	31,705	38,806
European Investment Bank	1.000%	1/28/28	CAD	7,400	5,677
European Investment Bank	3.300%	2/3/28	AUD	1,534	1,230
European Investment Bank	0.000%	3/28/28	EUR	25,412	29,469
European Investment Bank	1.375%	5/12/28	SEK	51,130	6,200
European Investment Bank	0.000%	5/15/28	EUR	6,818	7,902
European Investment Bank	0.000%	12/7/28	GBP	1,772	2,242
European Investment Bank	6.000%	12/7/28	GBP	10,909	19,814
European Investment Bank	0.625%	1/22/29	EUR	20,455	24,686
European Investment Bank	3.300%	5/25/29	AUD	5,000	4,011
European Investment Bank	0.125%	6/20/29	EUR	7,843	9,127
European Investment Bank	0.250%	9/14/29	EUR	12,700	14,922
European Investment Bank	0.050%	1/16/30	EUR	82,045	94,699
European Investment Bank	4.000%	4/15/30	EUR	4,857	7,487
European Investment Bank	0.000%	9/9/30	EUR	16,941	19,403
European Investment Bank	2.750%	9/13/30	EUR	20,456	29,163
European Investment Bank	0.000%	1/14/31	EUR	19,441	22,240
European Investment Bank	1.000%	3/14/31	EUR	29,627	37,032
European Investment Bank	1.000%	4/14/32	EUR	21,818	27,395
European Investment Bank	1.125%	11/15/32	EUR	13,637	17,331
European Investment Bank	1.125%	4/13/33	EUR	20,455	25,981
European Investment Bank	3.000%	10/14/33	EUR	6,818	10,401
European Investment Bank	0.050%	10/13/34	EUR	4,663	5,207
European Investment Bank	2.625%	3/15/35	EUR	4,841	7,259
European Investment Bank	3.125%	6/30/36	CHF	680	1,052
European Investment Bank	1.125%	9/15/36	EUR	32,727	41,856
European Investment Bank	3.875%	6/8/37	GBP	3,682	6,832
European Investment Bank	0.500%	11/13/37	EUR	1,677	1,990
European Investment Bank	5.000%	4/15/39	GBP	4,769	10,250
European Investment Bank	2.750%	3/15/40	EUR	12,648	20,592
European Investment Bank	0.250%	6/15/40	EUR	15,371	17,252
European Investment Bank	0.010%	5/15/41	EUR	10,000	10,710
European Investment Bank	3.625%	3/14/42	EUR	3,818	7,171
European Investment Bank	1.000%	11/14/42	EUR	6,818	8,846
European Investment Bank	4.500%	3/7/44	GBP	5,795	12,840
European Investment Bank	1.750%	9/15/45	EUR	6,818	10,152
European Investment Bank	0.875%	9/13/47	EUR	6,818	8,677
European Investment Bank	1.500%	11/15/47	EUR	3,409	4,922
European Investment Bank	1.500%	10/16/48	EUR	2,097	3,069
European Investment Bank	0.050%	1/27/51	EUR	13,709	14,187
European Investment Bank	4.625%	10/12/54	GBP	5,250	13,329

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	European Stability Mechanism	0.100%	7/31/23	EUR	34,773	40,550
	European Stability Mechanism	2.125%	11/20/23	EUR	2,195	2,666
	European Stability Mechanism	0.125%	4/22/24	EUR	43,636	50,979
	European Stability Mechanism	0.000%	12/16/24	EUR	10,841	12,626
	European Stability Mechanism	0.000%	3/14/25	EUR	46,549	54,174
	European Stability Mechanism	1.000%	9/23/25	EUR	27,273	32,950
	European Stability Mechanism	0.500%	3/2/26	EUR	31,841	37,809
	European Stability Mechanism	0.750%	3/15/27	EUR	17,045	20,567
	European Stability Mechanism	0.750%	9/5/28	EUR	12,582	15,274
	European Stability Mechanism	0.500%	3/5/29	EUR	28,637	34,182
	European Stability Mechanism	0.010%	3/4/30	EUR	13,465	15,444
	European Stability Mechanism	1.125%	5/3/32	EUR	3,566	4,510
	European Stability Mechanism	1.200%	5/23/33	EUR	8,181	10,436
	European Stability Mechanism	1.625%	11/17/36	EUR	27,239	37,116
	European Stability Mechanism	1.750%	10/20/45	EUR	6,818	10,213
	European Stability Mechanism	1.800%	11/2/46	EUR	17,284	26,330
	European Stability Mechanism	1.850%	12/1/55	EUR	10,227	17,116
[12]	European Union	0.625%	11/4/23	EUR	18,409	21,714
[12]	European Union	0.500%	4/4/25	EUR	40,909	48,470
	European Union	0.000%	11/4/25	EUR	12,423	14,493
	European Union	0.000%	3/4/26	EUR	50,000	58,297
	European Union	0.000%	7/6/26	EUR	48,550	56,584
[12]	European Union	3.000%	9/4/26	EUR	4,857	6,461
[12]	European Union	2.500%	11/4/27	EUR	12,955	17,261
[12]	European Union	2.875%	4/4/28	EUR	3,409	4,676
	European Union	0.000%	10/4/28	EUR	46,600	53,929
	European Union	0.000%	7/4/29	EUR	7,962	9,182
[12]	European Union	1.375%	10/4/29	EUR	10,909	13,945
	European Union	0.000%	10/4/30	EUR	40,000	45,875
[12]	European Union	0.750%	4/4/31	EUR	22,329	27,297
	European Union	0.000%	4/22/31	EUR	23,200	26,515
	European Union	0.000%	7/4/31	EUR	73,850	84,166
[12]	European Union	1.250%	4/4/33	EUR	17,045	21,879
	European Union	0.000%	7/4/35	EUR	42,806	47,367
[12]	European Union	1.125%	4/4/36	EUR	13,637	17,424
	European Union	0.250%	4/22/36	EUR	19,330	21,988
	European Union	0.200%	6/4/36	EUR	45,539	51,469
	European Union	0.400%	2/4/37	EUR	71,900	83,805
[12]	European Union	3.375%	4/4/38	EUR	5,519	9,386
	European Union	0.100%	10/4/40	EUR	23,806	25,863
	European Union	0.450%	7/4/41	EUR	47,900	55,267
[12]	European Union	3.750%	4/4/42	EUR	6,818	12,940
	European Union	0.450%	5/2/46	EUR	22,081	25,431
	European Union	0.750%	1/4/47	EUR	21,668	26,611
	European Union	0.300%	11/4/50	EUR	44,799	49,224
	European Union	0.700%	7/6/51	EUR	22,512	27,416
	Inter-American Development Bank	1.950%	4/23/24	AUD	2,182	1,664
	Inter-American Development Bank	4.750%	8/27/24	AUD	14,605	11,972
	Inter-American Development Bank	1.700%	10/10/24	CAD	8,441	6,801
	Inter-American Development Bank	1.375%	12/15/24	GBP	18,749	25,934
	Inter-American Development Bank	0.750%	10/15/25	CAD	3,222	2,519
	Inter-American Development Bank	2.750%	10/30/25	AUD	7,432	5,804
	Inter-American Development Bank	1.250%	12/15/25	GBP	16,705	23,028
	Inter-American Development Bank	4.400%	1/26/26	CAD	50	45
	Inter-American Development Bank	4.250%	6/11/26	AUD	886	737

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Inter-American Development Bank	0.500%	9/15/26	GBP	6,818	9,078
Inter-American Development Bank	0.875%	8/27/27	CAD	4,302	3,278
International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	3,682	3,022
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	6,818	4,955
International Bank for Reconstruction & Development	0.500%	7/24/23	GBP	14,182	19,280
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	723	596
International Bank for Reconstruction & Development	0.500%	10/10/23	SEK	136,360	15,890
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	15,272	11,718
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	7,895	6,455
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	5,233	4,278
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	8,591	7,056
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	4,022	3,162
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	7,091	5,581
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	4,248	3,294
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	3,409	4,488
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	9,000	7,107
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	11,249	8,895
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	9,457	12,716
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	31,483	36,435
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	13,637	17,709
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	3,689	2,821
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	7,499	8,980
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	10,227	11,784
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	14,800	19,544
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	2,250	1,806
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	400	685
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	1,230	988
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	10,289	13,870
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	7,790	8,883
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	3,682	4,375

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	4,091	8,014
	International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	12,955	15,483
	International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	6,577	8,395
	International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	13,637	16,021
	International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	7,000	8,405
	International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	13,092	13,595
	International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	3,682	3,842
	International Finance Corp.	2.375%	7/19/23	CAD	1,309	1,079
	International Finance Corp.	4.250%	8/21/23	AUD	1,363	1,085
	International Finance Corp.	1.250%	12/15/23	GBP	9,409	12,996
	International Finance Corp.	1.450%	7/22/24	AUD	2,352	1,769
	International Finance Corp.	1.375%	9/13/24	CAD	2,294	1,854
	International Finance Corp.	1.375%	3/7/25	GBP	6,696	9,270
	International Finance Corp.	4.000%	4/3/25	AUD	3,068	2,490
	International Finance Corp.	0.250%	12/15/25	GBP	6,955	9,206
	International Finance Corp.	0.875%	9/15/26	GBP	10,000	13,562
	International Finance Corp.	0.750%	7/22/27	GBP	6,818	9,120
	International Finance Corp.	3.200%	10/18/27	AUD	818	653
	International Finance Corp.	3.150%	6/26/29	AUD	6,500	5,169
	Nordic Investment Bank	1.125%	12/15/23	GBP	13,056	17,920
	Nordic Investment Bank	4.750%	2/28/24	AUD	3,572	2,894
	Nordic Investment Bank	0.125%	6/10/24	EUR	16,841	19,634
	Nordic Investment Bank	0.500%	11/3/25	EUR	13,364	15,825
	Nordic Investment Bank	0.125%	12/15/26	GBP	17,788	23,201
						4,455,503
Sweden (0.4%)
	Kingdom of Sweden	0.125%	4/24/23	EUR	20,455	23,835
[3]	Kingdom of Sweden	1.500%	11/13/23	SEK	630,135	75,745
	Kingdom of Sweden	2.500%	5/12/25	SEK	88,160	11,160
	Kingdom of Sweden	1.000%	11/12/26	SEK	235,700	28,646
	Kingdom of Sweden	0.750%	5/12/28	SEK	4,775	574
[3]	Kingdom of Sweden	0.750%	11/12/29	SEK	265,220	31,950
[3]	Kingdom of Sweden	0.125%	5/12/31	SEK	777,670	88,647
	Kingdom of Sweden	2.250%	6/1/32	SEK	119,315	16,583
	Kingdom of Sweden	3.500%	3/30/39	SEK	157,805	27,186
	Kingdom of Sweden	1.375%	6/23/71	SEK	200,000	24,758
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	388,630	46,055
	Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	136,360	16,194
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	268,670	31,945
	Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	204,540	24,084
	Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	409,080	48,425
	Region Stockholm	0.750%	2/26/25	EUR	3,409	4,023
						499,810
Switzerland (0.4%)
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	11,315	13,951
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	2,420	2,938
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,090	1,340
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	3,410	3,756

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	2,035	2,362
Canton of Vaud	2.000%	10/24/33	CHF	6,070	7,989
Canton of Zurich	0.000%	6/27/25	CHF	6,820	7,502
Canton of Zurich	1.250%	12/3/32	CHF	2,045	2,487
Canton of Zurich	2.000%	7/29/38	CHF	6,820	9,541
Canton of Zurich	0.250%	7/12/39	CHF	8,520	9,220
Swiss Confederation	4.000%	2/11/23	CHF	1,639	1,898
Swiss Confederation	1.250%	6/11/24	CHF	14,455	16,498
Swiss Confederation	1.500%	7/24/25	CHF	11,897	13,897
Swiss Confederation	1.250%	5/28/26	CHF	21,000	24,522
Swiss Confederation	3.250%	6/27/27	CHF	6,137	8,030
Swiss Confederation	4.000%	4/8/28	CHF	400	555
Swiss Confederation	0.000%	6/22/29	CHF	17,727	19,569
Swiss Confederation	0.500%	5/27/30	CHF	11,591	13,289
Swiss Confederation	2.250%	6/22/31	CHF	11,931	15,903
Swiss Confederation	0.500%	6/27/32	CHF	9,682	11,111
Swiss Confederation	3.500%	4/8/33	CHF	14,046	21,391
Swiss Confederation	0.000%	6/26/34	CHF	25,412	27,622
Swiss Confederation	0.250%	6/23/35	CHF	25,000	28,111
Swiss Confederation	2.500%	3/8/36	CHF	4,193	6,177
Swiss Confederation	1.250%	6/27/37	CHF	20,625	26,725
Swiss Confederation	0.000%	7/24/39	CHF	12,273	13,308
Swiss Confederation	1.500%	4/30/42	CHF	28,022	39,528
Swiss Confederation	0.500%	6/28/45	CHF	17,045	20,650
Swiss Confederation	4.000%	1/6/49	CHF	5,795	13,088
Swiss Confederation	0.500%	5/24/55	CHF	4,261	5,538
Swiss Confederation	0.500%	5/30/58	CHF	15,116	19,992
Swiss Confederation	2.000%	6/25/64	CHF	3,273	6,803
					415,291
Thailand (0.6%)
Bank of Thailand Bond	0.920%	3/23/23	THB	204,544	6,190
Kingdom of Thailand	2.000%	12/17/22	THB	68,181	2,088
Kingdom of Thailand	5.500%	3/13/23	THB	88,636	2,849
Kingdom of Thailand	3.625%	6/16/23	THB	422,726	13,353
Kingdom of Thailand	2.400%	12/17/23	THB	1,296,812	40,480
Kingdom of Thailand	0.750%	6/17/24	THB	1,388,630	41,796
Kingdom of Thailand	1.450%	12/17/24	THB	1,535,724	47,069
Kingdom of Thailand	0.950%	6/17/25	THB	1,546,401	46,555
Kingdom of Thailand	3.850%	12/12/25	THB	852,269	28,559
Kingdom of Thailand	2.125%	12/17/26	THB	663,210	20,899
Kingdom of Thailand	1.000%	6/17/27	THB	200,000	5,937
Kingdom of Thailand	3.580%	12/17/27	THB	672,951	22,932
Kingdom of Thailand	5.670%	3/13/28	THB	81,817	3,106
Kingdom of Thailand	2.875%	12/17/28	THB	1,121,165	36,888
Kingdom of Thailand	4.875%	6/22/29	THB	1,186,358	44,203
Kingdom of Thailand	1.600%	12/17/29	THB	820,928	24,648
Kingdom of Thailand	3.650%	6/20/31	THB	838,633	29,201
Kingdom of Thailand	2.000%	12/17/31	THB	446,521	13,553
Kingdom of Thailand	3.775%	6/25/32	THB	1,028,177	36,277
Kingdom of Thailand	1.600%	6/17/35	THB	204,544	5,620
Kingdom of Thailand	1.585%	12/17/35	THB	448,131	12,193
Kingdom of Thailand	3.400%	6/17/36	THB	2,018,990	67,615
Kingdom of Thailand	4.260%	12/12/37	THB	188,863	6,968
Kingdom of Thailand	3.300%	6/17/38	THB	1,110,839	36,554
Kingdom of Thailand	3.800%	6/14/41	THB	102,272	3,619

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	2.000%	6/17/42	THB	504,544	13,571
	Kingdom of Thailand	4.675%	6/29/44	THB	512,043	20,462
	Kingdom of Thailand	2.875%	6/17/46	THB	770,127	23,565
	Kingdom of Thailand	1.875%	6/17/49	THB	601,851	14,830
	Kingdom of Thailand	4.000%	6/17/66	THB	245,266	9,066
	Kingdom of Thailand	3.600%	6/17/67	THB	1,597,151	54,333
						734,979
United Kingdom (4.5%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	564	998
[7]	LCR Finance plc	4.500%	12/7/28	GBP	5,113	8,545
[7]	LCR Finance plc	4.500%	12/7/38	GBP	1,091	2,198
[7]	LCR Finance plc	5.100%	3/7/51	GBP	4,568	11,790
	Transport for London	2.125%	4/24/25	GBP	3,409	4,794
	Transport for London	3.875%	7/23/42	GBP	644	1,142
	Transport for London	3.625%	5/15/45	GBP	3,341	5,850
	Transport for London	4.000%	4/7/64	GBP	3,102	6,626
	United Kingdom Gilt	0.125%	1/31/24	GBP	547,165	738,743
	United Kingdom Gilt	0.250%	1/31/25	GBP	14,658	19,735
	United Kingdom Gilt	5.000%	3/7/25	GBP	85,709	133,874
	United Kingdom Gilt	0.625%	6/7/25	GBP	6,216	8,480
	United Kingdom Gilt	0.125%	1/30/26	GBP	176,965	235,792
	United Kingdom Gilt	0.375%	10/22/26	GBP	28,757	38,418
	United Kingdom Gilt	1.250%	7/22/27	GBP	63,461	88,822
	United Kingdom Gilt	0.125%	1/31/28	GBP	149,004	194,797
	United Kingdom Gilt	0.500%	1/31/29	GBP	74,162	98,367
	United Kingdom Gilt	0.875%	10/22/29	GBP	44,427	60,471
	United Kingdom Gilt	4.750%	12/7/30	GBP	110,198	199,880
	United Kingdom Gilt	0.250%	7/31/31	GBP	200,909	254,240
	United Kingdom Gilt	4.250%	6/7/32	GBP	77,413	139,426
	United Kingdom Gilt	4.500%	9/7/34	GBP	25,427	48,824
	United Kingdom Gilt	0.625%	7/31/35	GBP	91,743	116,760
	United Kingdom Gilt	4.250%	3/7/36	GBP	72,955	141,306
	United Kingdom Gilt	1.750%	9/7/37	GBP	180,203	267,196
	United Kingdom Gilt	4.750%	12/7/38	GBP	11,392	24,332
	United Kingdom Gilt	1.125%	1/31/39	GBP	36,662	49,553
	United Kingdom Gilt	4.250%	9/7/39	GBP	46,224	94,802
	United Kingdom Gilt	4.250%	12/7/40	GBP	28,600	59,735
	United Kingdom Gilt	1.250%	10/22/41	GBP	111,707	154,806
	United Kingdom Gilt	4.500%	12/7/42	GBP	64,840	143,879
	United Kingdom Gilt	3.250%	1/22/44	GBP	165,203	318,898
	United Kingdom Gilt	0.875%	1/31/46	GBP	41,332	52,858
	United Kingdom Gilt	4.250%	12/7/46	GBP	72,000	164,432
	United Kingdom Gilt	1.500%	7/22/47	GBP	80,659	118,795
	United Kingdom Gilt	1.750%	1/22/49	GBP	22,602	35,284
	United Kingdom Gilt	4.250%	12/7/49	GBP	49,500	118,484
	United Kingdom Gilt	0.625%	10/22/50	GBP	92,402	110,581
	United Kingdom Gilt	1.250%	7/31/51	GBP	60,847	85,421
	United Kingdom Gilt	3.750%	7/22/52	GBP	46,340	106,685
	United Kingdom Gilt	1.625%	10/22/54	GBP	69,914	109,165
	United Kingdom Gilt	4.250%	12/7/55	GBP	24,300	63,397
	United Kingdom Gilt	1.750%	7/22/57	GBP	69,876	115,604
	United Kingdom Gilt	4.000%	1/22/60	GBP	73,295	195,637
	United Kingdom Gilt	0.500%	10/22/61	GBP	119,278	138,536
	United Kingdom Gilt	2.500%	7/22/65	GBP	62,863	133,079

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	3.500%	7/22/68	GBP	38,225	102,651
					5,323,688
Total Sovereign Bonds (Cost $90,644,959)					91,220,932

Total International Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[13]	Vanguard Market Liquidity Fund (Cost $380,872)	0.070%	3,808,923	380,892
Total Investments (98.3%) (Cost $114,060,781)	115,304,928
Other Assets and Liabilities—Net (1.7%)	1,995,003
Net Assets (100.0%)	117,299,931
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $16,043,640,000, representing 13.7% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Government of the United Kingdom.
8	Guaranteed by Commissioners of Her Majesty's Treasury.
9	Securities with a value of $922,255,000 have been segregated as collateral for open forward currency contracts.
10	Securities with a value of $511,000 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the European Union.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CNY—Chinese renminbi.
COP—Colombia Peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KRW 10-Year Treasury Bond	December 2021	290	30,004	(827)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	12/2/21	AUD	139,000	USD	104,417	159	—
UBS AG	11/2/21	AUD	90,000	USD	65,019	2,684	—
Toronto-Dominion Bank	11/2/21	CAD	110,000	USD	86,826	2,055	—
State Street Bank & Trust Co.	12/2/21	CAD	27,000	USD	21,782	34	—
BNP Paribas	12/2/21	CAD	15,000	USD	12,101	19	—
BNP Paribas	11/2/21	CHF	20,000	USD	21,455	390	—
State Street Bank & Trust Co.	11/2/21	CNY	30,000	USD	4,690	—	(3)
Toronto-Dominion Bank	11/3/21	COP	725,000,000	USD	191,680	803	—
BNP Paribas	11/3/21	COP	541,210,807	USD	143,064	624	—
Toronto-Dominion Bank	11/3/21	COP	235,000,000	USD	62,417	—	(26)
Citibank, N.A.	11/3/21	COP	216,210,807	USD	57,595	—	(192)
HSBC Bank plc	11/3/21	COP	210,000,000	USD	55,940	—	(187)
JPMorgan Chase Bank, N.A.	11/3/21	COP	75,000,000	USD	19,819	94	—
Toronto-Dominion Bank	12/2/21	COP	25,174,000	USD	6,616	54	—
BNP Paribas	11/2/21	CZK	7,444,000	USD	338,533	—	(3,296)
Morgan Stanley Capital Services Inc.	12/2/21	CZK	355,000	USD	15,998	—	(34)
Goldman Sachs Bank USA	11/2/21	DKK	70,000	USD	10,916	—	(37)
Goldman Sachs Bank USA	11/2/21	EUR	4,583,000	USD	5,323,320	—	(25,165)
BNP Paribas	11/2/21	EUR	3,900,000	USD	4,531,099	—	(22,523)
Deutsche Bank AG	11/2/21	EUR	2,600,000	USD	3,017,004	—	(11,286)
Morgan Stanley Capital Services Inc.	11/2/21	EUR	2,080,000	USD	2,413,569	—	(8,996)
The Bank of New York Mellon Corp.	11/2/21	EUR	1,950,000	USD	2,267,785	—	(13,498)
Bank of America, N.A.	11/2/21	EUR	1,950,000	USD	2,264,860	—	(10,573)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/21	EUR	1,735,500	USD	2,013,967	—	(7,651)
Commonwealth Bank of Australia	11/2/21	EUR	1,306,500	USD	1,518,267	—	(7,895)
Barclays Bank plc	11/2/21	EUR	1,300,000	USD	1,513,386	—	(10,527)
UBS AG	11/2/21	EUR	1,305,000	USD	1,512,602	—	(3,964)
HSBC Bank plc	11/2/21	EUR	1,300,000	USD	1,510,405	—	(7,547)
Toronto-Dominion Bank	11/2/21	EUR	1,300,000	USD	1,508,780	—	(5,922)
State Street Bank & Trust Co.	11/2/21	EUR	1,300,000	USD	1,508,748	—	(5,889)
Citibank, N.A.	11/2/21	EUR	1,300,000	USD	1,507,870	—	(5,012)
Royal Bank of Canada	11/2/21	EUR	650,000	USD	755,560	—	(4,131)
Citibank, N.A.	12/2/21	EUR	350,000	USD	406,096	—	(1,230)
BNP Paribas	12/15/21	EUR	28,000	USD	32,431	—	(26)
BNP Paribas	11/2/21	GBP	162,000	USD	218,503	3,202	—
JPMorgan Chase Bank, N.A.	11/2/21	GBP	40,000	USD	54,239	503	—
Citibank, N.A.	11/2/21	GBP	10,000	USD	13,484	201	—
UBS AG	11/2/21	GBP	5,000	USD	6,742	101	—
Commonwealth Bank of Australia	11/2/21	GBP	3,000	USD	4,045	60	—
Toronto-Dominion Bank	11/3/21	HUF	70,384,251	USD	227,633	—	(1,540)
Bank of America, N.A.	12/2/21	HUF	3,117,000	USD	10,021	—	(22)
Standard Chartered Bank	11/2/21	IDR	14,696,575,000	USD	1,037,161	—	(16)
Standard Chartered Bank	11/2/21	IDR	45,726,000	USD	3,181	46	—
BNP Paribas	12/2/21	ILS	27,000	USD	8,554	—	(20)
UBS AG	11/2/21	JPY	146,000,000	USD	1,282,712	—	(1,712)
Barclays Bank plc	11/2/21	JPY	73,000,000	USD	640,795	—	(295)
BNP Paribas	11/2/21	JPY	5,930,000	USD	53,180	—	(1,151)
State Street Bank & Trust Co.	12/2/21	JPY	2,885,000	USD	25,307	12	—
Citibank, N.A.	11/2/21	JPY	1,625,000	USD	14,567	—	(309)
Commonwealth Bank of Australia	11/2/21	JPY	1,625,000	USD	14,567	—	(310)
BNP Paribas	11/2/21	KRW	3,676,828,050	USD	3,141,938	4,380	—
JPMorgan Chase Bank, N.A.	11/2/21	KRW	1,445,414,980	USD	1,235,097	1,766	—
Standard Chartered Bank	11/2/21	KRW	672,010,060	USD	574,727	322	—
BNP Paribas	11/2/21	KRW	464,255,250	USD	398,025	—	(755)
UBS AG	11/2/21	KRW	461,875,180	USD	395,492	—	(258)
HSBC Bank plc	11/2/21	KRW	385,388,500	USD	330,777	—	(994)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	11/2/21	KRW	292,298,500	USD	249,913	211	—
BNP Paribas	11/3/21	MXN	120,000	USD	5,815	11	—
BNP Paribas	11/2/21	MYR	3,621,519	USD	874,044	425	—
State Street Bank & Trust Co.	12/2/21	NZD	29,000	USD	20,747	26	—
Toronto-Dominion Bank	11/3/21	PEN	582,729	USD	146,168	—	(153)
Toronto-Dominion Bank	11/3/21	PEN	582,729	USD	146,011	6	—
BNP Paribas	11/3/21	PLN	1,685,503	USD	425,110	—	(2,663)
Barclays Bank plc	12/2/21	PLN	70,000	USD	17,560	—	(27)
UBS AG	11/1/21	RUB	67,365,329	USD	959,302	—	(9,308)
Citibank, N.A.	11/1/21	RUB	18,485,208	USD	263,553	—	(2,872)
BNP Paribas	12/1/21	RUB	983,000	USD	13,791	—	(10)
Morgan Stanley Capital Services Inc.	12/1/21	RUB	900,000	USD	12,646	—	(29)
Goldman Sachs Bank USA	11/2/21	SEK	80,000	USD	9,146	169	—
State Street Bank & Trust Co.	12/2/21	SGD	12,000	USD	8,898	—	—
Citibank, N.A.	11/2/21	SGD	10,000	USD	7,366	50	—
BNP Paribas	11/2/21	THB	19,276,355	USD	579,424	1,484	—
Standard Chartered Bank	11/2/21	THB	6,691,960	USD	201,930	—	(262)
JPMorgan Chase Bank, N.A.	12/2/21	THB	698,475	USD	21,075	—	(32)
JPMorgan Chase Bank, N.A.	12/2/21	THB	498,000	USD	14,948	55	—
State Street Bank & Trust Co.	11/2/21	THB	206,462	USD	6,113	109	—
Commonwealth Bank of Australia	11/2/21	USD	2,207,525	AUD	3,055,680	—	(91,135)
State Street Bank & Trust Co.	12/2/21	USD	1,271,015	AUD	1,692,000	—	(1,951)
BNP Paribas	12/2/21	USD	1,211,634	AUD	1,613,000	—	(1,898)
Commonwealth Bank of Australia	12/2/21	USD	1,151,316	AUD	1,532,680	—	(1,787)
State Street Bank & Trust Co.	11/2/21	USD	866,909	AUD	1,200,000	—	(35,800)
BNP Paribas	11/2/21	USD	794,681	AUD	1,100,000	—	(32,802)
JPMorgan Chase Bank, N.A.	12/2/21	USD	368,088	AUD	490,000	—	(560)
UBS AG	11/2/21	USD	44,791	AUD	62,000	—	(1,849)
Toronto-Dominion Bank	11/2/21	USD	3,109,944	CAD	3,940,000	—	(73,633)
Toronto-Dominion Bank	12/2/21	USD	2,928,430	CAD	3,630,000	—	(4,652)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	12/2/21	USD	1,475,863	CAD	1,829,237	—	(2,182)
The Bank of New York Mellon Corp.	11/2/21	USD	1,390,836	CAD	1,769,237	—	(38,734)
The Bank of New York Mellon Corp.	12/2/21	USD	1,179,067	CAD	1,460,000	—	(630)
State Street Bank & Trust Co.	11/2/21	USD	1,027,022	CAD	1,300,000	—	(23,396)
Royal Bank of Canada	11/2/21	USD	1,026,124	CAD	1,300,000	—	(24,294)
State Street Bank & Trust Co.	12/2/21	USD	589,461	CAD	730,000	—	(387)
Bank of Montreal	12/2/21	USD	589,080	CAD	730,000	—	(768)
HSBC Bank plc	11/2/21	USD	142,231	CAD	180,000	—	(3,212)
Morgan Stanley Capital Services Inc.	11/2/21	USD	1,311,504	CHF	1,222,598	—	(23,861)
Toronto-Dominion Bank	12/2/21	USD	1,329,185	CHF	1,213,598	2,577	—
UBS AG	11/2/21	USD	86,889	CHF	81,000	—	(1,582)
BNP Paribas	12/2/21	USD	76,667	CHF	70,000	149	—
State Street Bank & Trust Co.	12/2/21	USD	980,719	CNY	6,281,628	1,528	—
Standard Chartered Bank	11/2/21	USD	950,648	CNY	6,176,628	—	(14,425)
State Street Bank & Trust Co.	11/2/21	USD	20,841	CNY	135,000	—	(252)
Standard Chartered Bank	12/2/21	USD	15,609	CNY	100,000	21	—
Toronto-Dominion Bank	11/3/21	USD	251,308	COP	960,000,000	—	(3,566)
BNP Paribas	11/3/21	USD	141,172	COP	541,210,807	—	(2,517)
Toronto-Dominion Bank	12/2/21	USD	62,293	COP	235,000,000	32	—
Toronto-Dominion Bank	12/2/21	USD	62,079	COP	235,000,000	—	(181)
Citibank, N.A.	12/2/21	USD	57,474	COP	216,210,807	191	—
Citibank, N.A.	11/3/21	USD	57,132	COP	216,210,807	—	(271)
HSBC Bank plc	12/2/21	USD	55,818	COP	210,000,000	181	—
HSBC Bank plc	11/3/21	USD	55,490	COP	210,000,000	—	(263)
BNP Paribas	12/2/21	USD	27,745	COP	105,000,000	—	(74)
JPMorgan Chase Bank, N.A.	11/3/21	USD	19,769	COP	75,000,000	—	(141)
BNP Paribas	11/2/21	USD	338,078	CZK	7,444,000	2,841	—
BNP Paribas	12/2/21	USD	338,032	CZK	7,444,000	3,289	—
Barclays Bank plc	12/2/21	USD	715,686	DKK	4,562,907	6,120	—
Toronto-Dominion Bank	11/2/21	USD	394,633	DKK	2,532,907	1,003	—
Barclays Bank plc	11/2/21	USD	327,908	DKK	2,100,000	1,556	—

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	11/2/21	USD	12,939,121	EUR	11,100,000	107,023	—
Toronto-Dominion Bank	11/2/21	USD	12,845,562	EUR	11,050,000	71,267	—
State Street Bank & Trust Co.	12/2/21	USD	12,672,687	EUR	10,911,911	50,226	—
State Street Bank & Trust Co.	11/2/21	USD	6,053,157	EUR	5,200,000	41,724	—
Toronto-Dominion Bank	12/2/21	USD	5,736,043	EUR	4,950,000	10,081	—
The Bank of New York Mellon Corp.	11/2/21	USD	5,294,581	EUR	4,550,000	34,578	—
BNP Paribas	12/2/21	USD	5,285,847	EUR	4,550,000	22,590	—
Royal Bank of Canada	12/2/21	USD	5,277,038	EUR	4,550,000	13,780	—
Goldman Sachs Bank USA	11/2/21	USD	4,559,912	EUR	3,900,000	51,336	—
Goldman Sachs Bank USA	12/2/21	USD	4,532,296	EUR	3,900,000	20,934	—
The Bank of New York Mellon Corp.	12/15/21	USD	3,786,608	EUR	3,250,000	25,322	—
Royal Bank of Canada	11/2/21	USD	3,768,616	EUR	3,250,000	11,471	—
Deutsche Bank AG	12/2/21	USD	3,677,830	EUR	3,165,000	16,685	—
Bank of America, N.A.	11/2/21	USD	3,043,741	EUR	2,600,000	38,024	—
Morgan Stanley Capital Services Inc.	12/2/21	USD	3,021,784	EUR	2,600,000	14,209	—
BNP Paribas	11/2/21	USD	3,021,693	EUR	2,600,000	15,975	—
Barclays Bank plc	12/2/21	USD	3,019,538	EUR	2,600,000	11,964	—
Deutsche Bank AG	11/2/21	USD	2,934,314	EUR	2,516,911	24,652	—
HSBC Bank plc	11/2/21	USD	2,268,476	EUR	1,950,000	14,189	—
Barclays Bank plc	11/2/21	USD	2,266,158	EUR	1,950,000	11,870	—
Standard Chartered Bank	11/2/21	USD	2,261,170	EUR	1,950,000	6,883	—
Standard Chartered Bank	12/2/21	USD	2,257,934	EUR	1,950,000	2,252	—
UBS AG	11/2/21	USD	1,520,062	EUR	1,300,000	17,203	—
Bank of America, N.A.	12/2/21	USD	1,515,640	EUR	1,300,000	11,852	—
Commonwealth Bank of Australia	11/2/21	USD	1,515,023	EUR	1,300,000	12,165	—
Commonwealth Bank of Australia	12/2/21	USD	1,511,604	EUR	1,300,000	7,818	—
HSBC Bank plc	12/2/21	USD	1,511,267	EUR	1,300,000	7,479	—
BNP Paribas	12/15/21	USD	1,511,175	EUR	1,300,000	6,660	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	1,510,287	EUR	1,300,000	5,772	—
Bank of America, N.A.	12/15/21	USD	1,509,395	EUR	1,300,000	4,880	—
Citibank, N.A.	12/2/21	USD	1,508,741	EUR	1,300,000	4,953	—

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	12/2/21	USD	1,507,676	EUR	1,300,000	3,888	—
The Bank of New York Mellon Corp.	12/2/21	USD	1,316,253	EUR	1,130,000	9,115	—
Deutsche Bank AG	12/15/21	USD	756,114	EUR	650,000	3,856	—
Goldman Sachs Bank USA	12/15/21	USD	755,984	EUR	650,000	3,727	—
JPMorgan Chase Bank, N.A.	11/2/21	USD	753,728	EUR	650,000	2,299	—
Toronto-Dominion Bank	11/2/21	USD	6,153,916	GBP	4,563,855	—	(91,966)
Toronto-Dominion Bank	12/2/21	USD	4,675,518	GBP	3,410,855	7,401	—
BNP Paribas	11/2/21	USD	2,814,113	GBP	2,087,000	—	(42,059)
UBS AG	12/2/21	USD	2,563,321	GBP	1,870,000	4,028	—
State Street Bank & Trust Co.	12/2/21	USD	1,699,750	GBP	1,240,000	2,678	—
BNP Paribas	12/2/21	USD	204,312	GBP	149,000	390	—
Goldman Sachs Bank USA	11/2/21	USD	121,397	GBP	90,000	—	(1,773)
JPMorgan Chase Bank, N.A.	12/2/21	USD	59,075	HKD	459,500	12	—
HSBC Bank plc	11/2/21	USD	59,007	HKD	459,500	—	(51)
Toronto-Dominion Bank	12/2/21	USD	227,317	HUF	70,384,251	1,539	—
JPMorgan Chase Bank, N.A.	11/3/21	USD	226,517	HUF	70,384,251	424	—
Deutsche Bank AG	11/2/21	USD	1,027,746	IDR	14,742,301,000	—	(12,626)
Standard Chartered Bank	12/2/21	USD	1,034,256	IDR	14,696,575,000	110	—
Deutsche Bank AG	12/2/21	USD	7,740	IDR	110,000,000	—	—
Standard Chartered Bank	12/2/21	USD	4,915	IDR	70,000,000	—	(11)
BNP Paribas	12/2/21	USD	422,022	ILS	1,332,569	837	—
Deutsche Bank AG	11/2/21	USD	414,550	ILS	1,332,569	—	(6,571)
Standard Chartered Bank	11/2/21	USD	4,952,783	JPY	552,500,000	105,164	—
BNP Paribas	11/2/21	USD	4,000,035	JPY	446,500,000	82,456	—
BNP Paribas	12/2/21	USD	3,021,881	JPY	344,500,000	—	(1,460)
National Australia Bank Ltd.	11/2/21	USD	2,563,794	JPY	286,000,000	54,437	—
National Australia Bank Ltd.	12/2/21	USD	2,508,732	JPY	286,000,000	—	(1,212)
The Bank of New York Mellon Corp.	12/2/21	USD	2,219,125	JPY	252,500,000	3,177	—
The Bank of New York Mellon Corp.	11/2/21	USD	2,002,005	JPY	224,000,000	36,636	—

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	11/2/21	USD	1,549,872	JPY	173,000,000	31,976	—
Barclays Bank plc	12/2/21	USD	1,484,865	JPY	168,954,175	2,118	—
UBS AG	12/2/21	USD	1,282,972	JPY	146,000,000	1,673	—
Morgan Stanley Capital Services Inc.	11/2/21	USD	1,280,298	JPY	143,110,000	24,654	—
BNP Paribas	12/2/21	USD	912,664	JPY	103,700,000	2,591	—
Deutsche Bank AG	11/2/21	USD	912,154	JPY	102,000,000	17,209	—
Toronto-Dominion Bank	11/2/21	USD	699,216	JPY	78,000,000	14,846	—
Toronto-Dominion Bank	12/2/21	USD	684,200	JPY	78,000,000	—	(330)
Barclays Bank plc	11/2/21	USD	638,161	JPY	71,000,000	15,210	—
State Street Bank & Trust Co.	11/2/21	USD	580,833	JPY	65,000,000	10,524	—
HSBC Bank plc	12/2/21	USD	467,874	JPY	53,200,000	990	—
UBS AG	11/2/21	USD	456,038	JPY	51,000,000	8,566	—
Commonwealth Bank of Australia	12/2/21	USD	444,517	JPY	50,500,000	1,328	—
State Street Bank & Trust Co.	12/2/21	USD	444,340	JPY	50,500,000	1,151	—
Goldman Sachs Bank USA	12/2/21	USD	443,621	JPY	50,500,000	432	—
Toronto-Dominion Bank	12/2/21	USD	443,620	JPY	50,500,000	431	—
Bank of America, N.A.	11/2/21	USD	39,598	JPY	4,424,175	780	—
BNP Paribas	11/2/21	USD	3,517,002	KRW	4,141,083,300	—	(26,587)
JPMorgan Chase Bank, N.A.	11/2/21	USD	1,231,213	KRW	1,445,414,980	—	(5,649)
BNP Paribas	12/2/21	USD	1,084,827	KRW	1,271,125,718	—	(1,997)
JPMorgan Chase Bank, N.A.	12/2/21	USD	649,922	KRW	761,095,880	—	(820)
UBS AG	11/2/21	USD	643,339	KRW	754,173,680	—	(2,019)
Standard Chartered Bank	11/2/21	USD	573,057	KRW	672,010,060	—	(1,993)
UBS AG	12/2/21	USD	395,116	KRW	461,875,180	209	—
HSBC Bank plc	12/2/21	USD	330,525	KRW	385,388,500	1,015	—
HSBC Bank plc	11/2/21	USD	329,505	KRW	385,388,500	—	(278)
BNP Paribas	12/2/21	USD	328,024	KRW	382,747,870	771	—
Standard Chartered Bank	12/2/21	USD	317,100	KRW	370,953,560	—	(68)
State Street Bank & Trust Co.	12/2/21	USD	652,540	MXN	13,436,547	3,157	—
State Street Bank & Trust Co.	11/3/21	USD	620,097	MXN	12,816,547	—	(2,145)
UBS AG	11/3/21	USD	35,859	MXN	740,000	—	(68)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	11/2/21	USD	864,533	MYR	3,621,518	—	(9,936)
BNP Paribas	12/2/21	USD	842,212	MYR	3,493,202	—	(125)
Standard Chartered Bank	12/2/21	USD	12,591	MYR	52,321	—	(26)
Barclays Bank plc	12/2/21	USD	276,564	NOK	2,340,000	—	(367)
Barclays Bank plc	11/2/21	USD	215,895	NOK	1,885,000	—	(7,236)
Morgan Stanley Capital Services Inc.	11/2/21	USD	51,793	NOK	456,356	—	(2,227)
Morgan Stanley Capital Services Inc.	12/2/21	USD	162	NOK	1,356	1	—
JPMorgan Chase Bank, N.A.	12/2/21	USD	489,928	NZD	684,879	—	(636)
JPMorgan Chase Bank, N.A.	11/2/21	USD	417,206	NZD	604,879	—	(16,240)
Toronto-Dominion Bank	11/2/21	USD	55,175	NZD	80,000	—	(2,152)
Toronto-Dominion Bank	11/3/21	USD	287,189	PEN	1,165,458	—	(4,844)
Toronto-Dominion Bank	12/2/21	USD	145,996	PEN	582,729	137	—
BNP Paribas	12/2/21	USD	424,789	PLN	1,685,503	2,616	—
Deutsche Bank AG	11/3/21	USD	422,692	PLN	1,685,503	244	—
UBS AG	11/1/21	USD	587,521	RUB	42,925,269	—	(17,818)
UBS AG	12/1/21	USD	348,536	RUB	24,440,060	5,920	—
UBS AG	11/1/21	USD	346,574	RUB	24,440,060	1,917	—
Citibank, N.A.	11/1/21	USD	262,131	RUB	18,485,208	1,450	—
Citibank, N.A.	12/1/21	USD	261,998	RUB	18,485,208	2,860	—
Royal Bank of Canada	11/2/21	USD	594,500	SEK	5,200,000	—	(11,005)
Royal Bank of Canada	12/2/21	USD	567,746	SEK	4,875,000	—	(72)
UBS AG	12/2/21	USD	551,439	SEK	4,699,314	4,083	—
UBS AG	11/2/21	USD	256,620	SEK	2,254,314	—	(5,879)
Barclays Bank plc	11/2/21	USD	250,307	SEK	2,200,000	—	(5,868)
Morgan Stanley Capital Services Inc.	12/2/21	USD	76,742	SEK	660,000	—	(132)
Barclays Bank plc	12/2/21	USD	32,682	SEK	280,000	69	—
Toronto-Dominion Bank	12/2/21	USD	586,283	SGD	789,019	1,257	—
Morgan Stanley Capital Services Inc.	11/2/21	USD	543,143	SGD	739,019	—	(4,882)
HSBC Bank plc	11/2/21	USD	36,883	SGD	50,000	—	(195)
State Street Bank & Trust Co.	11/2/21	USD	7,364	SGD	10,000	—	(52)
BNP Paribas	12/2/21	USD	572,219	THB	19,046,355	—	(1,603)
BNP Paribas	11/2/21	USD	438,597	THB	14,786,800	—	(7,016)
JPMorgan Chase Bank, N.A.	11/2/21	USD	315,005	THB	10,641,915	—	(5,698)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	12/2/21	USD	201,875	THB	6,691,960	262	—
Standard Chartered Bank	11/2/21	USD	22,144	THB	746,063	—	(339)
						1,217,981	(869,182)
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $60,486,000 and cash of $42,740,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $113,679,909)	114,924,036
Affiliated Issuers (Cost $380,872)	380,892
Total Investments in Securities	115,304,928
Investment in Vanguard	4,000
Cash	228
Foreign Currency, at Value (Cost $1,434,420)	1,292,261
Receivables for Investment Securities Sold	243,115
Receivables for Accrued Income	642,589
Receivables for Capital Shares Issued	28,595
Unrealized Appreciation—Forward Currency Contracts	1,217,981
Other Assets	25,833
Total Assets	118,759,530
Liabilities
Payables for Investment Securities Purchased	564,772
Payables for Capital Shares Redeemed	19,606
Payables for Distributions	1,530
Payables to Vanguard	4,509
Unrealized Depreciation—Forward Currency Contracts	869,182
Total Liabilities	1,459,599
Net Assets	117,299,931

Total International Bond Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	112,837,037
Total Distributable Earnings (Loss)	4,462,894
Net Assets	117,299,931

Investor Shares—Net Assets
Applicable to 2,665,130,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,174,172
Net Asset Value Per Share—Investor Shares	$11.32

ETF Shares—Net Assets
Applicable to 801,735,220 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,347,562
Net Asset Value Per Share—ETF Shares	$56.56

Admiral Shares—Net Assets
Applicable to 1,291,658,121 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,240,619
Net Asset Value Per Share—Admiral Shares	$22.64

Institutional Shares—Net Assets
Applicable to 369,070,995 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,537,578
Net Asset Value Per Share—Institutional Shares	$33.97

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Interest[1,2]	1,282,986
Total Income	1,282,986
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,164
Management and Administrative—Investor Shares	37,968
Management and Administrative—ETF Shares	24,457
Management and Administrative—Admiral Shares	42,503
Management and Administrative—Institutional Shares	12,675
Marketing and Distribution—Investor Shares	1,865
Marketing and Distribution—ETF Shares	1,390
Marketing and Distribution—Admiral Shares	1,612
Marketing and Distribution—Institutional Shares	623
Custodian Fees	4,175
Auditing Fees	137
Shareholders’ Reports—Investor Shares	174
Shareholders’ Reports—ETF Shares	1,063
Shareholders’ Reports—Admiral Shares	304
Shareholders’ Reports—Institutional Shares	14
Trustees’ Fees and Expenses	43
Total Expenses	132,167
Net Investment Income	1,150,819
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	6,781,478
Futures Contracts	(7,242)
Forward Currency Contracts	(731,036)
Foreign Currencies	378,968
Realized Net Gain (Loss)	6,422,168

Total International Bond Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(10,634,433)
Futures Contracts	71
Forward Currency Contracts	338,021
Foreign Currencies	(157,673)
Change in Unrealized Appreciation (Depreciation)	(10,454,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,881,027)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $814,000, $137,000, and ($137,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $24,724,000.
3	Includes $5,050,409,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,150,819	1,436,037
Realized Net Gain (Loss)	6,422,168	(5,116,161)
Change in Unrealized Appreciation (Depreciation)	(10,454,014)	8,349,859
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,881,027)	4,669,735
Distributions
Investor Shares	(315,494)	(962,557)
ETF Shares	(411,957)	(823,228)
Admiral Shares	(427,771)	(1,661,774)
Institutional Shares	(240,342)	(1,181,533)
Total Distributions	(1,395,564)	(4,629,092)
Capital Share Transactions
Investor Shares	(894,692)	2,019,259
ETF Shares	12,638,785	9,974,916
Admiral Shares	(20,249,604)	(1,030,090)
Institutional Shares	(27,279,588)	5,907,531
Net Increase (Decrease) from Capital Share Transactions	(35,785,099)	16,871,616
Total Increase (Decrease)	(40,061,690)	16,912,259
Net Assets
Beginning of Period	157,361,621	140,449,362
End of Period	117,299,931	157,361,621

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.66	$11.68	$10.90	$10.96	$11.02
Investment Operations
Net Investment Income[1]	.092	.109	.121	.113	.114
Net Realized and Unrealized Gain (Loss) on Investments	(.320)	.240	.988	.068	.011
Total from Investment Operations	(.228)	.349	1.109	.181	.125
Distributions
Dividends from Net Investment Income	(.094)	(.369)	(.329)	(.241)	(.185)
Distributions from Realized Capital Gains	(.018)	—	—	—	—
Total Distributions	(.112)	(.369)	(.329)	(.241)	(.185)
Net Asset Value, End of Period	$11.32	$11.66	$11.68	$10.90	$10.96
Total Return[2]	-1.97%	3.09%	10.39%	1.68%	1.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,174	$32,054	$30,053	$27,299	$25,603
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.95%	1.07%	1.03%	1.05%
Portfolio Turnover Rate	25%[3]	31%[3]	26%	22%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$58.27	$58.34	$54.47	$54.75	$55.09
Investment Operations
Net Investment Income[1]	.492	.572	.630	.584	.578
Net Realized and Unrealized Gain (Loss) on Investments	(1.603)	1.232	4.913	.356	.038
Total from Investment Operations	(1.111)	1.804	5.543	.940	.616
Distributions
Dividends from Net Investment Income	(.510)	(1.874)	(1.673)	(1.220)	(.956)
Distributions from Realized Capital Gains	(.089)	—	—	—	—
Total Distributions	(.599)	(1.874)	(1.673)	(1.220)	(.956)
Net Asset Value, End of Period	$56.56	$58.27	$58.34	$54.47	$54.75
Total Return	-1.92%	3.20%	10.40%	1.74%	1.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,348	$33,941	$23,911	$12,092	$8,504
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.99%	1.12%	1.07%	1.07%
Portfolio Turnover Rate	25%[2]	31%[2]	26%	22%	19%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.32	$23.35	$21.79	$21.91	$22.04
Investment Operations
Net Investment Income[1]	.191	.223	.246	.230	.231
Net Realized and Unrealized Gain (Loss) on Investments	(.644)	.489	1.976	.137	.017
Total from Investment Operations	(.453)	.712	2.222	.367	.248
Distributions
Dividends from Net Investment Income	(.191)	(.742)	(.662)	(.487)	(.378)
Distributions from Realized Capital Gains	(.036)	—	—	—	—
Total Distributions	(.227)	(.742)	(.662)	(.487)	(.378)
Net Asset Value, End of Period	$22.64	$23.32	$23.35	$21.79	$21.91
Total Return[2]	-1.96%	3.15%	10.41%	1.70%	1.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,241	$50,818	$51,889	$43,550	$36,072
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.83%	0.97%	1.09%	1.05%	1.07%
Portfolio Turnover Rate	25%[3]	31%[3]	26%	22%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$34.99	$35.03	$32.70	$32.88	$33.07
Investment Operations
Net Investment Income[1]	.310	.348	.382	.358	.360
Net Realized and Unrealized Gain (Loss) on Investments	(.977)	.739	2.954	.206	.033
Total from Investment Operations	(.667)	1.087	3.336	.564	.393
Distributions
Dividends from Net Investment Income	(.299)	(1.127)	(1.006)	(.744)	(.583)
Distributions from Realized Capital Gains	(.054)	—	—	—	—
Total Distributions	(.353)	(1.127)	(1.006)	(.744)	(.583)
Net Asset Value, End of Period	$33.97	$34.99	$35.03	$32.70	$32.88
Total Return	-1.92%	3.21%	10.42%	1.74%	1.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,538	$40,548	$34,596	$28,196	$24,365
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.89%	1.01%	1.13%	1.09%	1.11%
Portfolio Turnover Rate	25%[2]	31%[2]	26%	22%	19%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through October 31, 2021.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated

Total International Bond Index Fund
clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

Total International Bond Index Fund
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented 132% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	55,536	(10,595)	44,941	—	8,294	36,647
Bank of Montreal	—	(768)	(768)	—	—	—
Barclays Bank plc	48,907	(24,320)	24,587	—	—	24,587
BNP Paribas	151,700	(158,518)	(6,818)	218,981	—	—
Citibank, N.A.	9,705	(9,886)	(181)	—	—	—
Commonwealth Bank of Australia	21,371	(101,127)	(79,756)	106,811	—	—
Deutsche Bank AG	62,646	(30,483)	32,163	14,698	—	32,163
Goldman Sachs Bank USA	76,598	(26,975)	49,623	—	3,412	46,211
HSBC Bank plc	23,854	(12,727)	11,127	12,964	—	11,127
JPMorgan Chase Bank, N.A.	42,901	(37,427)	5,474	5,680	—	5,474
Morgan Stanley Capital Services Inc.	145,887	(40,161)	105,726	41,855	—	105,726
National Australia Bank Ltd.	54,437	(1,212)	53,225	—	42,740	10,485
Royal Bank of Canada	25,251	(41,684)	(16,433)	70,597	—	—
Standard Chartered Bank	115,060	(17,140)	97,920	—	48,780	49,140
State Street Bank & Trust Co.	111,328	(69,875)	41,453	89,168	—	41,453
The Bank of New York Mellon Corp.	108,828	(52,862)	55,966	37,620	—	55,966
Toronto-Dominion Bank	113,489	(188,965)	(75,476)	282,486	—	—
UBS AG	50,483	(44,457)	6,026	41,395	—	6,026
Exchange-Traded Futures Contracts	—	—	—	511	—	—
Total	1,217,981	(869,182)	348,799	922,766	103,226	425,005
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.

Total International Bond Index Fund
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Total International Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $4,000,000, representing less than 0.01% of the fund’s net assets and 1.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,806	—	1,806
Asset-Backed/Commercial Mortgage-Backed Securities	—	2	—	2
Corporate Bonds	—	23,701,296	—	23,701,296
Sovereign Bonds	—	91,220,932	—	91,220,932
Temporary Cash Investments	380,892	—	—	380,892
Total	380,892	114,924,036	—	115,304,928
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1,217,981	—	1,217,981
Liabilities
Futures Contracts[1]	827	—	—	827
Forward Currency Contracts	—	869,182	—	869,182
Total	827	869,182	—	870,009
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	1,217,981	1,217,981
Total Assets	—	1,217,981	1,217,981

Unrealized Depreciation—Futures Contracts[1]	827	—	827
Unrealized Depreciation—Forward Currency Contracts	—	869,182	869,182
Total Liabilities	827	869,182	870,009
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Bond Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(7,242)	—	(7,242)
Forward Currency Contracts	—	(731,036)	(731,036)
Realized Net Gain (Loss) on Derivatives	(7,242)	(731,036)	(738,278)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	71	—	71
Forward Currency Contracts	—	338,021	338,021
Change in Unrealized Appreciation (Depreciation) on Derivatives	71	338,021	338,092
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and the recognition of gain or loss from foreign currency hedges were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,688,971
Total Distributable Earnings (Loss)	(2,688,971)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the inclusion of payables for distributions; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,576,493
Undistributed Long-Term Gains	754,138
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,133,793

Total International Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	1,147,385	4,629,092
Long-Term Capital Gains	248,179	—
Total	1,395,564	4,629,092
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	114,021,102
Gross Unrealized Appreciation	4,239,013
Gross Unrealized Depreciation	(2,955,188)
Net Unrealized Appreciation (Depreciation)	1,283,825
F.	During the year ended October 31, 2021, the fund purchased $44,603,921,000 of investment securities and sold $82,937,622,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $896,000, respectively. Purchases and sales include $0 and $49,637,141,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $225,330,000 and sales were $39,580,000, resulting in net realized gain of $830,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,674,201	228,999	6,123,482	532,351
Issued in Lieu of Cash Distributions	315,494	27,384	962,557	84,531
Redeemed[1]	(3,884,387)	(339,539)	(5,066,780)	(442,293)
Net Increase (Decrease)—Investor Shares	(894,692)	(83,156)	2,019,259	174,589

Total International Bond Index Fund
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	12,787,381	221,849	10,940,085	189,708
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(148,596)	(2,575)	(965,169)	(17,075)
Net Increase (Decrease)—ETF Shares	12,638,785	219,274	9,974,916	172,633
Admiral Shares
Issued[1]	7,576,473	327,289	10,651,240	463,441
Issued in Lieu of Cash Distributions	408,933	17,736	1,596,357	70,148
Redeemed	(28,235,010)	(1,232,548)	(13,277,687)	(576,941)
Net Increase (Decrease)—Admiral Shares	(20,249,604)	(887,523)	(1,030,090)	(43,352)
Institutional Shares
Issued	6,785,466	195,333	13,895,895	402,516
Issued in Lieu of Cash Distributions	236,584	6,798	1,168,846	34,210
Redeemed	(34,301,638)	(991,835)	(9,157,210)	(265,472)
Net Increase (Decrease)—Institutional Shares	(27,279,588)	(789,704)	5,907,531	171,254
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 788 and 394 shares, respectively, in the amount of $9,000 from the conversion during the year ended October 31, 2020.
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Total International Bond Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $248,179,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates to shareholders foreign source income of $1,308,468,000 and foreign taxes paid of $20,255,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.

"Bloomberg®" and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total International Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total International Bond Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Total International Bond Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total International Bond Index Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total International Bond Index Fund customers, in connection with the administration, marketing or trading of the Total International Bond Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL INTERNATIONAL BOND INDEX FUND OR BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2021 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q12310 122021

Annual Report   |   October 31, 2021
Vanguard Total International Bond II Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Vanguard Total International Bond II Index Fund was launched in February 2021, primarily for use in Vanguard’s funds of funds. Its strategy mirrors that of Vanguard Total International Bond Index Fund. For the period ended October 31, 2021, Institutional Shares returned –1.31% from their inception on February 17. Admiral Shares and Investor Shares launched a short while later, on February 26. Admiral Shares returned –0.27% for the period, and Investor Shares returned –0.28%.
•	Bond yields moved higher across much of the developed world during the fiscal year amid concerns about inflation and the prospect that some developed-market central banks might scale back their bond-buying programs or raise interest rates.
•	In general, developed bond markets depressed performance, with French, Australian, and Canadian issues lagging behind. Japanese issues, the largest in the benchmark by weight, recorded slightly positive total returns but could not lift the overall performance of the index into positive territory.
•	The fund regularly uses derivatives to hedge portfolio risks. Its holdings of forward currency contracts helped performance for the period.
•	At period-end, the fund’s 30-day SEC yield—a proxy for its income-generating potential over 12 months—ranged from 0.54% for Investor Shares to 0.60% for Institutional Shares.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2021
Total International Bond II Index Fund	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$999.70	$0.66
Admiral™ Shares	1,000.00	999.80	0.55
Institutional Shares	1,000.00	999.60	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.55	$0.66
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Total International Bond II Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 26, 2021, Through October 31, 2021
Initial Investment of $10,000
	Total Returns Period Ended October 31, 2021
	Since Inception (2/26/2021)	Final Value of a $10,000 Investment
Total International Bond II Index Fund Investor Shares	-0.28%	$9,972
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-0.20	9,980
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	Since Inception (2/26/2021)	Final Value of a $10,000 Investment
Total International Bond II Index Fund Admiral Shares	-0.27%	$9,973
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-0.20	9,980
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

Total International Bond II Index Fund
	Total Returns Period Ended October 31, 2021
	Since Inception (2/17/2021)	Final Value of a $5,000,000 Investment
Total International Bond II Index Fund Institutional Shares	-1.31%	$4,934,516
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	-1.15	4,942,553
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).
5

Total International Bond II Index Fund
Fund Allocation
As of October 31, 2021
Japan	16.8%
France	11.9
Germany	11.1
Italy	7.8
United Kingdom	7.2
Canada	6.0
Spain	5.5
Supranational	4.0
Australia	3.3
United States	3.1
South Korea	2.7
Netherlands	2.7
Belgium	2.1
Switzerland	1.4
Austria	1.3
Sweden	1.3
Indonesia	1.0
Other	10.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Total International Bond II Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority (Cost $883)	5.625%	6/7/32	GBP	446	844
Corporate Bonds (19.9%)
Australia (0.5%)
Amcor UK Finance plc	1.125%	6/23/27	EUR	1,591	1,897
Ampol Ltd.	4.000%	4/17/25	AUD	4,490	3,526
APT Pipelines Ltd.	4.250%	11/26/24	GBP	319	472
APT Pipelines Ltd.	2.000%	3/22/27	EUR	2,673	3,325
APT Pipelines Ltd.	1.250%	3/15/33	EUR	765	864
APT Pipelines Ltd.	2.500%	3/15/36	GBP	3,171	4,278
Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	230	181
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	955	1,163
Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	2,000	2,585
Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	4,550	3,573
Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,050	1,254
Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	640	455
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	1,273	1,570
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	1,432	1,745
AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	160	131
AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	900	731
AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	1,970	1,428
AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	1,514	1,752
Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	3,182	3,725
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	1,750	1,406
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	5,091	5,960
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	1,591	1,946
Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	4,396	3,424
Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	1,000	1,136
Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	1,591	1,945
Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	4,455	5,341
Bank of Queensland Ltd.	0.125%	6/4/24	EUR	18,890	21,903
BHP Billiton Finance Ltd.	3.230%	5/15/23	CAD	3,320	2,754
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	3,000	4,340
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	5,251	7,079
BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	1,622	1,989
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	955	1,347
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,374	6,212
Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	AUD	1,220	952
7

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Commonwealth Bank of Australia	2.750%	11/17/21	AUD	1,100	828
Commonwealth Bank of Australia	3.250%	4/25/23	AUD	200	155
Commonwealth Bank of Australia	3.000%	1/11/24	AUD	5,570	4,329
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	3,850	4,506
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	12,069	14,230
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	2,132	3,162
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	3,182	3,840
Commonwealth Bank of Australia	1.936%	10/3/29	EUR	2,319	2,791
CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	2,500	1,736
DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	930	740
ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	140	110
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	1,400	985
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,227	8,411
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	2,200	2,427
Glencore Finance Europe Ltd.	0.625%	9/11/24	EUR	6,000	7,003
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	1,686	2,027
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	4,000	4,792
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	1,273	1,524
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	1,000	753
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	1,610	1,280
Macquarie Bank Ltd.	1.700%	2/12/25	AUD	3,000	2,228
Macquarie Group Ltd.	1.250%	3/5/25	EUR	5,091	6,047
Macquarie Group Ltd.	0.350%	3/3/28	EUR	2,530	2,864
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,100	869
Macquarie Group Ltd.	0.950%	5/21/31	EUR	4,000	4,561
National Australia Bank Ltd.	0.875%	11/16/22	EUR	1,591	1,863
National Australia Bank Ltd.	1.875%	1/13/23	EUR	1,591	1,888
National Australia Bank Ltd.	0.250%	1/19/23	CHF	830	913
National Australia Bank Ltd.	3.000%	2/10/23	AUD	668	516
National Australia Bank Ltd.	2.900%	2/26/24	AUD	5,187	4,024
National Australia Bank Ltd.	5.000%	3/11/24	AUD	2,250	1,834
National Australia Bank Ltd.	0.250%	5/20/24	EUR	3,182	3,711
National Australia Bank Ltd.	2.250%	6/6/25	EUR	573	716
National Australia Bank Ltd.	0.300%	10/31/25	CHF	3,155	3,477
National Australia Bank Ltd.	0.875%	2/19/27	EUR	3,182	3,820
National Australia Bank Ltd.	3.515%	6/12/30	CAD	2,610	2,175
National Australia Bank Ltd.	1.699%	9/15/31	GBP	3,250	4,327
NBN Co. Ltd.	2.200%	12/16/30	AUD	2,250	1,529
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	1,622	1,830
Pacific National Finance Pty Ltd.	3.700%	9/24/29	AUD	5,000	3,614
Qantas Airways Ltd.	5.250%	9/9/30	AUD	5,600	4,492
Scentre Group Trust 1	2.250%	7/16/24	EUR	1,240	1,512
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,227	3,344
Scentre Group Trust 1 / Scentre Group Trust 2	1.375%	3/22/23	EUR	1,591	1,871
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	4,863	6,020
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	5,591	6,791
Scentre Group Trust 2	3.250%	9/11/23	EUR	1,996	2,451
SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	100	78
Stockland Trust	1.625%	4/27/26	EUR	4,200	5,106
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	800	621
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	200	158
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,182	3,859
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	3,659	4,393
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	640	519
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	2,306	2,821
8

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Telstra Corp. Ltd.	1.000%	4/23/30	EUR	1,591	1,892
	Toyota Finance Australia Ltd.	0.500%	4/6/23	EUR	350	409
	Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	107	83
	Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	4,773	6,136
	Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	955	1,156
	Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	306	271
	Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	2,863	3,851
	United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	980	777
	Vicinity Centres Trust	3.375%	4/7/26	GBP	401	589
	Westpac Banking Corp.	2.750%	8/31/22	AUD	4,200	3,220
	Westpac Banking Corp.	2.625%	12/14/22	GBP	732	1,021
	Westpac Banking Corp.	0.375%	3/5/23	EUR	2,545	2,969
	Westpac Banking Corp.	0.320%	7/6/23	JPY	800,000	7,038
	Westpac Banking Corp.	5.250%	11/21/23	AUD	1,100	894
	Westpac Banking Corp.	0.500%	12/4/23	EUR	6,629	7,773
	Westpac Banking Corp.	3.000%	4/24/24	AUD	100	78
	Westpac Banking Corp.	0.500%	5/17/24	EUR	795	933
	Westpac Banking Corp.	0.625%	11/22/24	EUR	1,591	1,874
	Westpac Banking Corp.	4.125%	6/4/26	AUD	1,100	897
	Westpac Banking Corp.	1.125%	9/5/27	EUR	3,532	4,273
	Westpac Banking Corp.	1.450%	7/17/28	EUR	156	192
	Westpac Banking Corp.	0.766%	5/13/31	EUR	3,000	3,419
	Westpac Banking Corp.	1.375%	5/17/32	EUR	3,182	4,046
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	3,180	2,307
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,100	907
						321,865
Austria (0.2%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	2,300	2,610
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	3,700	4,209
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/41	EUR	12,000	13,500
	Erste Group Bank AG	3.500%	2/8/22	EUR	292	341
	Erste Group Bank AG	0.625%	1/19/23	EUR	1,400	1,638
	Erste Group Bank AG	0.750%	2/5/25	EUR	800	949
	Erste Group Bank AG	0.625%	4/17/26	EUR	4,800	5,698
	Erste Group Bank AG	0.750%	1/17/28	EUR	5,200	6,247
	Erste Group Bank AG	0.875%	5/15/34	EUR	4,800	5,879
[1]	Heta Asset Resolution AG	2.375%	12/13/22	EUR	1,000	1,190
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	1,600	1,885
	JAB Holdings BV	2.125%	9/16/22	EUR	1,000	1,181
	JAB Holdings BV	1.750%	5/25/23	EUR	1,500	1,787
	JAB Holdings BV	1.250%	5/22/24	EUR	3,200	3,807
	JAB Holdings BV	1.625%	4/30/25	EUR	4,000	4,827
	JAB Holdings BV	1.750%	6/25/26	EUR	4,500	5,478
	JAB Holdings BV	2.500%	4/17/27	EUR	1,600	2,023
	JAB Holdings BV	2.500%	6/25/29	EUR	3,700	4,717
	JAB Holdings BV	1.000%	7/14/31	EUR	4,000	4,493
	JAB Holdings BV	2.250%	12/19/39	EUR	3,200	3,866
	Mondi Finance plc	1.500%	4/15/24	EUR	3,675	4,384
[1]	OeBB-Infrastruktur AG	2.250%	7/4/23	EUR	3,182	3,839
[1]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	3,819	4,561
[1]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	3,182	4,206
9

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	573	775
[1]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	955	1,270
[1]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	2,227	3,364
	OMV AG	0.750%	12/4/23	EUR	795	936
	OMV AG	1.500%	4/9/24	EUR	7,000	8,393
	OMV AG	1.000%	12/14/26	EUR	1,098	1,316
	OMV AG	3.500%	9/27/27	EUR	1,000	1,373
	OMV AG	1.875%	12/4/28	EUR	700	888
	OMV AG	2.375%	4/9/32	EUR	4,776	6,398
	OMV AG	6.250%	12/29/49	EUR	1,050	1,462
	OMV AG	2.875%	12/31/99	EUR	2,300	2,770
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	1,600	1,899
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,000	1,208
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	3,900	4,731
	Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	1,200	1,403
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	1,600	2,053
	Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	1,600	1,881
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	682	791
	UniCredit Bank Austria AG	2.375%	1/22/24	EUR	1,600	1,954
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	3,200	3,731
	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	200	257
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	1,100	1,562
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	200	254
						143,984
Belgium (0.3%)
	AG Insurance SA	3.500%	6/30/47	EUR	2,300	3,006
	Ageas SA NV	3.250%	7/2/49	EUR	3,400	4,386
	Ageas SA NV	1.875%	11/24/51	EUR	3,000	3,458
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	2,858	2,429
	Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	604	1,015
	Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	1,432	1,800
	Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	3,564	5,365
	Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	3,182	3,828
	Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	7,182	9,116
	Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	7,286	9,231
	Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	286	350
	Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	6,587	8,157
	Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	3,182	4,365
	Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	1,622	2,321
	Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	2,227	2,827
	Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	6,103	8,373
	Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	3,182	4,681
	Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	5,409	8,408
	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	780	633
	Argenta Spaarbank NV	1.000%	2/6/24	EUR	7,300	8,625
	Argenta Spaarbank NV	1.000%	10/13/26	EUR	4,500	5,297
	Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	3,523
	Barry Callebaut Services NV	2.375%	5/24/24	EUR	1,146	1,392
	Belfius Bank SA	2.125%	1/30/23	EUR	1,100	1,311
	Belfius Bank SA	1.000%	10/26/24	EUR	3,200	3,793
	Belfius Bank SA	0.375%	9/2/25	EUR	3,200	3,707
10

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Belfius Bank SA	0.010%	10/15/25	EUR	3,000	3,443
	Belfius Bank SA	0.375%	2/13/26	EUR	1,900	2,194
	Belfius Bank SA	3.125%	5/11/26	EUR	3,800	4,860
	Belfius Bank SA	0.125%	9/14/26	EUR	3,200	3,709
	Belfius Bank SA	0.125%	2/8/28	EUR	6,500	7,344
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	3,200	3,872
	Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	5,200	6,113
	Elia Group SA NV	1.500%	9/5/28	EUR	800	984
	Elia Group SA NV	2.750%	12/31/49	EUR	1,100	1,329
	Elia Transmission Belgium SA	1.375%	1/14/26	EUR	3,900	4,718
	Elia Transmission Belgium SA	0.875%	4/28/30	EUR	1,600	1,886
	Ethias SA	5.000%	1/14/26	EUR	2,900	3,899
	Euroclear Bank SA	0.500%	7/10/23	EUR	3,977	4,656
	Euroclear Bank SA	0.125%	7/7/25	EUR	5,000	5,779
	Euroclear Investments SA	1.125%	12/7/26	EUR	1,900	2,302
	Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	2,496
	FLUVIUS System Operator CVBA	4.500%	11/8/21	EUR	200	231
	FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	1,000	1,223
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	1,900	2,369
	FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	2,600	3,543
	FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	8,800	9,857
	Groupe Bruxelles Lambert SA	1.375%	5/23/24	EUR	1,000	1,197
	KBC Bank NV	0.750%	10/24/27	EUR	2,400	2,882
	KBC Group NV	0.750%	10/18/23	EUR	1,400	1,648
	KBC Group NV	1.125%	1/25/24	EUR	3,700	4,395
	KBC Group NV	0.125%	9/10/26	EUR	3,000	3,434
	KBC Group NV	0.125%	1/14/29	EUR	6,200	6,960
	KBC Group NV	0.500%	12/3/29	EUR	1,600	1,842
	KBC Group NV	0.750%	5/31/31	EUR	3,000	3,416
	Proximus SADP	2.375%	4/4/24	EUR	1,100	1,348
	Solvay SA	1.625%	12/2/22	EUR	2,700	3,171
	Solvay SA	2.750%	12/2/27	EUR	100	131
	Solvay SA	0.500%	9/6/29	EUR	4,000	4,582
						223,210
Bermuda (0.0%)
	PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	2,183	2,608
	XLIT Ltd.	3.250%	6/29/47	EUR	4,144	5,311
						7,919
Britain (0.0%)
	Blend Funding plc	2.922%	4/5/56	GBP	600	968
	DS Smith plc	0.875%	9/12/26	EUR	2,000	2,342
	Flagship Finance plc	1.875%	7/14/61	GBP	900	1,218
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,000	1,369
	Pension Insurance Corp. plc	4.625%	5/7/31	GBP	2,000	3,026
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	5,000	5,638
	Tritax Big Box REIT plc	1.500%	11/27/33	GBP	1,500	1,934
	UNITE Group plc	3.500%	10/15/28	GBP	1,000	1,492
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	500	646
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	1,000	1,227
	Western Power Distribution South Wales plc	1.625%	10/7/35	GBP	1,700	2,152
						22,012
Canada (1.7%)
[2]	407 International Inc.	1.800%	5/22/25	CAD	859	694
	407 International Inc.	2.430%	5/4/27	CAD	684	560
11

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	407 International Inc.	3.140%	3/6/30	CAD	1,741	1,476
[2]	407 International Inc.	2.590%	5/25/32	CAD	955	761
	407 International Inc.	3.430%	6/1/33	CAD	2,000	1,706
	407 International Inc.	5.750%	2/14/36	CAD	635	641
	407 International Inc.	4.450%	11/15/41	CAD	1,591	1,495
	407 International Inc.	4.190%	4/25/42	CAD	1,751	1,594
	407 International Inc.	3.650%	9/8/44	CAD	3,182	2,697
	407 International Inc.	3.830%	5/11/46	CAD	3,182	2,773
	407 International Inc.	3.600%	5/21/47	CAD	2,188	1,841
	407 International Inc.	3.670%	3/8/49	CAD	637	543
	407 International Inc.	2.840%	3/7/50	CAD	1,304	955
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	1,637	1,749
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,154	1,152
	Aeroports de Montreal	5.670%	10/16/37	CAD	637	675
	Aeroports de Montreal	3.030%	4/21/50	CAD	2,558	1,965
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,659
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	1,591	1,304
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	600	511
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	637	535
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	3,564	2,924
	Alberta Powerline LP	4.065%	12/1/53	CAD	1,539	1,362
	Alberta Powerline LP	4.065%	3/1/54	CAD	491	434
	Alectra Inc.	2.488%	5/17/27	CAD	3,501	2,878
	Alectra Inc.	1.751%	2/11/31	CAD	900	683
	Alectra Inc.	3.958%	7/30/42	CAD	300	270
	Alectra Inc.	3.458%	4/12/49	CAD	735	622
[2]	Algonquin Power Co.	4.090%	2/17/27	CAD	156	136
	Algonquin Power Co.	4.600%	1/29/29	CAD	721	655
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,400	1,122
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	3,386	2,822
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	2,841	2,414
	Allied Properties REIT	3.636%	4/21/25	CAD	1,591	1,343
	Allied Properties REIT	1.726%	2/12/26	CAD	2,000	1,572
	Allied Properties REIT	3.113%	4/8/27	CAD	1,591	1,317
	Allied Properties REIT	3.394%	8/15/29	CAD	306	253
	Allied Properties REIT	3.117%	2/21/30	CAD	1,777	1,429
	Allied Properties REIT	3.095%	2/6/32	CAD	2,000	1,562
	AltaGas Canada Inc.	3.150%	4/6/26	CAD	578	488
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	477	426
	AltaGas Ltd.	3.570%	6/12/23	CAD	2,000	1,660
	AltaGas Ltd.	3.840%	1/15/25	CAD	2,917	2,479
	AltaGas Ltd.	2.157%	6/10/25	CAD	1,100	887
	AltaGas Ltd.	3.980%	10/4/27	CAD	955	822
	AltaGas Ltd.	2.075%	5/30/28	CAD	1,668	1,290
	AltaGas Ltd.	4.500%	8/15/44	CAD	983	828
	AltaGas Ltd.	4.990%	10/4/47	CAD	350	317
	AltaLink LP	3.399%	6/6/24	CAD	3,182	2,682
	AltaLink LP	4.872%	11/15/40	CAD	1,624	1,618
	AltaLink LP	4.462%	11/8/41	CAD	764	729
	AltaLink LP	3.990%	6/30/42	CAD	1,231	1,108
	AltaLink LP	4.922%	9/17/43	CAD	955	975
	AltaLink LP	4.054%	11/21/44	CAD	582	531
	AltaLink LP	4.090%	6/30/45	CAD	762	701
	AltaLink LP	3.717%	12/3/46	CAD	1,295	1,131
	ARC Resources Ltd.	2.354%	3/10/26	CAD	600	483
12

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ARC Resources Ltd.	3.465%	3/10/31	CAD	1,420	1,163
Artis REIT	3.824%	9/18/23	CAD	600	492
Atco Ltd.	5.500%	11/1/78	CAD	325	284
Bank of Montreal	0.050%	12/30/22	CHF	2,225	2,445
Bank of Montreal	0.200%	1/26/23	EUR	2,418	2,815
Bank of Montreal	2.890%	6/20/23	CAD	5,819	4,831
Bank of Montreal	3.200%	9/7/23	AUD	120	93
Bank of Montreal	0.100%	10/20/23	EUR	3,182	3,700
Bank of Montreal	2.850%	3/6/24	CAD	4,527	3,761
Bank of Montreal	2.280%	7/29/24	CAD	6,300	5,176
Bank of Montreal	2.700%	9/11/24	CAD	4,466	3,725
Bank of Montreal	2.370%	2/3/25	CAD	3,819	3,137
Bank of Montreal	4.609%	9/10/25	CAD	1,591	1,423
Bank of Montreal	1.758%	3/10/26	CAD	2,842	2,268
Bank of Montreal	1.551%	5/28/26	CAD	3,555	2,804
Bank of Montreal	2.700%	12/9/26	CAD	3,182	2,667
Bank of Montreal	3.190%	3/1/28	CAD	4,328	3,716
Bank of Montreal	0.050%	6/8/29	EUR	9,867	11,196
Bank of Montreal	2.880%	9/17/29	CAD	2,330	1,929
Bank of Montreal	2.077%	6/17/30	CAD	2,609	2,103
Bank of Montreal	1.928%	7/22/31	CAD	4,200	3,318
Bank of Nova Scotia	2.360%	11/8/22	CAD	11,137	9,134
Bank of Nova Scotia	1.750%	12/23/22	GBP	319	441
Bank of Nova Scotia	2.980%	4/17/23	CAD	3,171	2,630
Bank of Nova Scotia	2.380%	5/1/23	CAD	4,900	4,021
Bank of Nova Scotia	0.250%	1/11/24	EUR	3,182	3,713
Bank of Nova Scotia	2.160%	2/3/25	CAD	3,501	2,858
Bank of Nova Scotia	0.010%	3/18/25	EUR	6,254	7,237
Bank of Nova Scotia	0.125%	9/4/26	EUR	2,000	2,289
Bank of Nova Scotia	2.620%	12/2/26	CAD	4,773	3,985
Bank of Nova Scotia	0.010%	1/14/27	EUR	3,182	3,660
Bank of Nova Scotia	1.400%	11/1/27	CAD	6,432	4,927
Bank of Nova Scotia	3.100%	2/2/28	CAD	6,333	5,419
Bank of Nova Scotia	3.890%	1/18/29	CAD	3,145	2,654
Bank of Nova Scotia	2.836%	7/3/29	CAD	5,504	4,551
BCI QuadReal Realty	1.680%	3/3/25	CAD	637	513
BCI QuadReal Realty	1.747%	7/24/30	CAD	4,920	3,729
bcIMC Realty Corp.	2.840%	6/3/25	CAD	2,227	1,857
bcIMC Realty Corp.	3.000%	3/31/27	CAD	3,000	2,521
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/22/23	CAD	4,773	3,944
Bell Telephone Co. of Canada or Bell Canada	2.700%	2/27/24	CAD	6,447	5,334
Bell Telephone Co. of Canada or Bell Canada	2.750%	1/29/25	CAD	800	662
Bell Telephone Co. of Canada or Bell Canada	3.350%	3/12/25	CAD	4,200	3,541
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	955	810
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	955	797
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/27	CAD	800	618
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	3,255	2,822
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	1,591	1,301
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	2,800	2,215
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	3,400	2,759
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	1,591	1,748
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	1,613	1,452
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	1,518	1,294
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	2,576	2,232
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	3,841	2,843
13

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	2,150	1,754
Bridging North America GP	4.341%	8/31/53	CAD	693	583
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	1,784	1,786
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	1,591	1,209
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	477	412
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	6,045	5,367
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	1,348	1,159
Brookfield Asset Management Inc.	5.950%	6/14/35	CAD	300	303
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	1,591	1,328
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	1,352	1,181
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	1,559	1,297
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,337	1,032
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	1,687	1,438
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,241	1,061
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	1,751	1,480
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,241	1,106
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	800	605
Bruce Power LP	3.000%	6/21/24	CAD	637	530
Bruce Power LP	3.969%	6/23/26	CAD	1,591	1,377
Bruce Power LP	4.010%	6/21/29	CAD	709	620
Bruce Power LP	4.000%	6/21/30	CAD	1,912	1,674
Bruce Power LP	4.132%	6/21/33	CAD	1,100	968
Bruce Power LP	4.746%	6/21/49	CAD	1,218	1,159
Cameco Corp.	4.190%	6/24/24	CAD	875	743
Cameco Corp.	2.950%	10/21/27	CAD	2,700	2,188
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	4,773	5,535
Canadian Imperial Bank of Commerce	2.470%	12/5/22	CAD	1,600	1,315
Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	4,613	5,373
Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	3,182	3,732
Canadian Imperial Bank of Commerce	2.430%	6/9/23	CAD	5,027	4,130
Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	3,163	2,631
Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	2,069	1,734
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	6,045	7,051
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	2,705	2,225
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	4,982	4,041
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	8,241	7,042
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	1,500	1,164
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	4,800	3,799
Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	2,545	2,111
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	50,000	56,764
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	8,100	6,517
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	3,600	2,855
Canadian National Railway Co.	2.800%	9/22/25	CAD	1,589	1,330
Canadian National Railway Co.	3.200%	7/31/28	CAD	875	742
Canadian National Railway Co.	3.000%	2/8/29	CAD	2,000	1,672
Canadian National Railway Co.	3.950%	9/22/45	CAD	2,000	1,753
Canadian National Railway Co.	3.600%	8/1/47	CAD	3,178	2,641
Canadian National Railway Co.	3.600%	7/31/48	CAD	200	166
Canadian National Railway Co.	3.600%	2/8/49	CAD	712	592
Canadian National Railway Co.	3.050%	2/8/50	CAD	934	702
Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	3,182	2,674
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	1,632	1,308
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	825	735
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	3,634	3,042
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	557	623
14

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	3,314	2,396
	Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	2,574	2,132
	Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	275	278
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	637	597
	Canadian Western Bank	2.924%	12/15/22	CAD	1,495	1,232
	Canadian Western Bank	2.597%	9/6/24	CAD	1,273	1,050
	Canadian Western Bank	2.606%	1/30/25	CAD	2,100	1,727
	Canadian Western Bank	1.818%	12/16/27	CAD	2,000	1,546
	Capital City Link General Partnership	4.386%	3/31/46	CAD	137	121
	Capital Power Corp.	4.284%	9/18/24	CAD	795	683
	Capital Power Corp.	4.986%	1/23/26	CAD	534	474
	Capital Power Corp.	4.424%	2/8/30	CAD	480	422
	Capital Power Corp.	3.147%	10/1/32	CAD	1,104	854
	CCL Industries Inc.	3.864%	4/13/28	CAD	516	442
	Cenovus Energy Inc.	3.550%	3/12/25	CAD	1,756	1,486
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	1,950	1,648
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	3,162	2,649
	Central 1 Credit Union	2.584%	12/6/23	CAD	1,863	1,534
	Central 1 Credit Union	2.391%	6/30/31	CAD	1,600	1,277
	CGI Inc.	2.100%	9/18/28	CAD	2,000	1,567
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	319	271
	Choice Properties REIT	3.196%	3/7/23	CAD	2,000	1,652
	Choice Properties REIT	3.556%	9/9/24	CAD	1,283	1,083
	Choice Properties REIT	3.546%	1/10/25	CAD	2,545	2,150
	Choice Properties REIT	2.848%	5/21/27	CAD	2,214	1,826
	Choice Properties REIT	4.178%	3/8/28	CAD	1,591	1,394
	Choice Properties REIT	3.532%	6/11/29	CAD	2,259	1,912
	Choice Properties REIT	2.981%	3/4/30	CAD	2,000	1,615
	CI Financial Corp.	3.215%	7/22/24	CAD	2,000	1,675
	CI Financial Corp.	3.759%	5/26/25	CAD	955	811
	CI Financial Corp.	3.904%	9/27/27	CAD	1,423	1,211
	CIBC Capital Trust	10.250%	6/30/08	CAD	900	728
	Clover LP	4.216%	3/31/34	CAD	200	170
	Clover LP	4.216%	6/30/34	CAD	442	375
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	716	598
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,200	947
	Concordia University	6.550%	9/2/42	CAD	955	1,176
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,571	2,070
[3]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,002	859
	Crombie REIT	4.800%	1/31/25	CAD	2,000	1,740
	Crombie REIT	3.677%	8/26/26	CAD	955	807
	Crombie REIT	3.917%	6/21/27	CAD	573	491
	Crombie REIT	2.686%	3/31/28	CAD	557	445
	Crombie REIT	3.211%	10/9/30	CAD	156	125
	Crombie REIT	3.133%	8/12/31	CAD	2,000	1,572
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	997	857
	CT REIT	3.527%	6/9/25	CAD	1,464	1,237
	CT REIT	3.289%	6/1/26	CAD	2,000	1,674
	CT REIT	3.469%	6/16/27	CAD	424	357
	CT REIT	2.371%	1/6/31	CAD	637	483
	CU Inc.	4.543%	10/24/41	CAD	2,037	1,937
	CU Inc.	3.805%	9/10/42	CAD	1,540	1,337
	CU Inc.	4.722%	9/9/43	CAD	955	936
	CU Inc.	4.085%	9/2/44	CAD	2,318	2,097
	CU Inc.	3.964%	7/27/45	CAD	955	851
15

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CU Inc.	3.763%	11/19/46	CAD	477	414
CU Inc.	3.548%	11/22/47	CAD	906	760
CU Inc.	3.950%	11/23/48	CAD	509	456
CU Inc.	2.963%	9/7/49	CAD	1,432	1,082
CU Inc.	3.174%	9/5/51	CAD	2,700	2,150
CU Inc.	3.857%	11/14/52	CAD	400	355
CU Inc.	4.211%	10/29/55	CAD	4,773	4,492
CU Inc.	4.593%	10/24/61	CAD	106	108
Dollarama Inc.	3.550%	11/6/23	CAD	1,423	1,191
Dollarama Inc.	1.871%	7/8/26	CAD	2,000	1,589
Dollarama Inc.	1.505%	9/20/27	CAD	637	488
Dollarama Inc.	2.443%	7/9/29	CAD	1,620	1,288
Dream Industrial REIT	1.662%	12/22/25	CAD	4,000	3,155
Dream Industrial REIT	2.057%	6/17/27	CAD	1,600	1,260
Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	87	83
Emera Inc.	2.900%	6/16/23	CAD	7,323	6,045
Empire Life Insurance Co.	3.664%	3/15/28	CAD	319	266
Enbridge Gas Inc.	3.790%	7/10/23	CAD	9,544	7,981
Enbridge Gas Inc.	3.150%	8/22/24	CAD	2,062	1,730
Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,031	876
Enbridge Gas Inc.	2.810%	6/1/26	CAD	800	672
Enbridge Gas Inc.	2.500%	8/5/26	CAD	637	528
Enbridge Gas Inc.	2.370%	8/9/29	CAD	1,500	1,206
Enbridge Gas Inc.	2.900%	4/1/30	CAD	1,591	1,326
Enbridge Gas Inc.	5.200%	7/23/40	CAD	700	712
Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,098	1,077
Enbridge Gas Inc.	4.500%	11/23/43	CAD	200	189
Enbridge Gas Inc.	4.200%	6/2/44	CAD	1,064	970
Enbridge Gas Inc.	4.000%	8/22/44	CAD	637	565
Enbridge Gas Inc.	3.800%	6/1/46	CAD	955	827
Enbridge Gas Inc.	3.590%	11/22/47	CAD	573	480
Enbridge Gas Inc.	3.510%	11/29/47	CAD	1,495	1,236
Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,155	872
Enbridge Gas Inc.	3.650%	4/1/50	CAD	1,591	1,349
Enbridge Gas Inc.	4.950%	11/22/50	CAD	859	894
Enbridge Gas Inc.	3.200%	9/15/51	CAD	1,700	1,372
Enbridge Inc.	3.190%	12/5/22	CAD	4,796	3,966
Enbridge Inc.	3.950%	11/19/24	CAD	955	815
Enbridge Inc.	3.200%	6/8/27	CAD	4,199	3,502
Enbridge Inc.	2.990%	10/3/29	CAD	2,782	2,267
Enbridge Inc.	3.100%	9/21/33	CAD	2,700	2,135
Enbridge Inc.	4.240%	8/27/42	CAD	1,587	1,295
Enbridge Inc.	4.570%	3/11/44	CAD	2,089	1,782
Enbridge Inc.	4.870%	11/21/44	CAD	1,337	1,184
Enbridge Inc.	4.100%	9/21/51	CAD	1,300	1,032
Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	1,527	1,277
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	1,668	1,419
Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,700	1,422
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	604	516
Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	1,500	1,199
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	519	449
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	1,782	1,546
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	1,591	1,300
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	1,700	1,434
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	900	744
16

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Energir Inc.	2.100%	4/16/27	CAD	714	578
	Energir Inc.	3.530%	5/16/47	CAD	862	734
	ENMAX Corp.	3.836%	6/5/28	CAD	637	542
	ENMAX Corp.	3.876%	10/18/29	CAD	1,591	1,356
	EPCOR Utilities Inc.	2.411%	6/30/31	CAD	800	633
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	950	907
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	2,227	1,871
	EPCOR Utilities Inc.	3.949%	11/26/48	CAD	200	179
	EPCOR Utilities Inc.	3.106%	7/8/49	CAD	500	388
	EPCOR Utilities Inc.	2.899%	5/19/50	CAD	600	447
	EPCOR Utilities Inc.	3.287%	6/28/51	CAD	700	562
	Equitable Bank	1.774%	9/21/23	CAD	1,600	1,292
	Equitable Bank	1.876%	11/26/25	CAD	637	501
	Fair Hydro Trust	3.357%	5/15/35	CAD	2,268	1,945
	Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	1,292	1,135
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	1,591	1,395
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,784	2,390
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,146	982
	Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	1,850	1,533
	Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	115	97
	Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	1,591	1,327
	Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	4,125	3,394
	Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	13,458	15,554
	Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	1,800	1,396
	Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	3,551	2,932
	Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	2,100	1,662
	First Capital REIT	4.790%	8/30/24	CAD	1,586	1,368
	First Capital REIT	4.323%	7/31/25	CAD	3,182	2,729
	First Capital REIT	3.604%	5/6/26	CAD	1,700	1,418
	First Capital REIT	3.456%	1/22/27	CAD	2,000	1,651
	First Capital REIT	3.753%	7/12/27	CAD	900	755
	First National Financial Corp.	2.961%	11/17/25	CAD	319	259
	Fortis Inc.	2.850%	12/12/23	CAD	828	686
	Fortis Inc.	2.180%	5/15/28	CAD	1,500	1,196
	FortisAlberta Inc.	3.672%	9/9/47	CAD	1,333	1,142
	FortisAlberta Inc.	3.734%	9/18/48	CAD	900	780
	FortisAlberta Inc.	2.632%	6/8/51	CAD	200	141
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	3,182	3,502
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	3,182	3,490
	FortisBC Inc.	4.000%	10/28/44	CAD	668	592
	Gibson Energy Inc.	2.450%	7/14/25	CAD	573	468
	Gibson Energy Inc.	2.850%	7/14/27	CAD	575	470
	Gibson Energy Inc.	3.600%	9/17/29	CAD	1,272	1,069
	Granite REIT Holdings LP	3.873%	11/30/23	CAD	1,591	1,339
	Granite REIT Holdings LP	3.062%	6/4/27	CAD	637	530
	Granite REIT Holdings LP	2.194%	8/30/28	CAD	2,000	1,575
	Granite REIT Holdings LP	2.378%	12/18/30	CAD	1,691	1,298
	Greater Toronto Airports Authority	1.540%	5/3/28	CAD	2,005	1,549
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	3,368	2,791
	Greater Toronto Airports Authority	3.260%	6/1/37	CAD	2,000	1,641
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	3,229	2,477
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	986	1,034
[2]	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	1,591	1,535
	Great-West Lifeco Inc.	2.379%	5/14/30	CAD	4,500	3,598
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	633	690
17

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	3,501	3,827
Great-West Lifeco Inc.	2.981%	7/8/50	CAD	1,400	1,026
H&R REIT	3.416%	1/23/23	CAD	1,689	1,395
H&R REIT	3.369%	1/30/24	CAD	482	401
H&R REIT	2.906%	6/2/26	CAD	1,591	1,302
H&R REIT	2.633%	2/19/27	CAD	1,400	1,127
Honda Canada Finance Inc.	2.537%	3/1/23	CAD	2,000	1,647
Honda Canada Finance Inc.	3.176%	8/28/23	CAD	1,909	1,589
Honda Canada Finance Inc.	2.500%	6/4/24	CAD	1,500	1,236
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	1,368	1,163
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,177	920
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	1,263	979
Hospital for Sick Children	3.416%	12/7/57	CAD	868	727
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	1,388	1,351
HSBC Bank Canada	2.542%	1/31/23	CAD	3,176	2,613
HSBC Bank Canada	3.245%	9/15/23	CAD	3,182	2,655
HSBC Bank Canada	1.782%	5/20/26	CAD	4,580	3,645
Hydro One Inc.	0.710%	1/16/23	CAD	4,582	3,687
Hydro One Inc.	2.540%	4/5/24	CAD	800	662
Hydro One Inc.	1.760%	2/28/25	CAD	1,000	811
Hydro One Inc.	2.770%	2/24/26	CAD	3,118	2,615
Hydro One Inc.	3.020%	4/5/29	CAD	1,209	1,023
Hydro One Inc.	2.160%	2/28/30	CAD	1,500	1,185
Hydro One Inc.	7.350%	6/3/30	CAD	637	695
Hydro One Inc.	1.690%	1/16/31	CAD	1,900	1,433
Hydro One Inc.	6.930%	6/1/32	CAD	361	398
Hydro One Inc.	5.360%	5/20/36	CAD	319	328
Hydro One Inc.	4.890%	3/13/37	CAD	1,591	1,570
Hydro One Inc.	5.490%	7/16/40	CAD	1,122	1,194
Hydro One Inc.	4.390%	9/26/41	CAD	1,627	1,535
Hydro One Inc.	4.590%	10/9/43	CAD	1,751	1,702
Hydro One Inc.	4.170%	6/6/44	CAD	600	553
Hydro One Inc.	3.910%	2/23/46	CAD	1,018	910
Hydro One Inc.	5.000%	10/19/46	CAD	637	665
Hydro One Inc.	3.720%	11/18/47	CAD	1,659	1,445
Hydro One Inc.	3.630%	6/25/49	CAD	2,902	2,492
Hydro One Inc.	2.710%	2/28/50	CAD	1,299	942
Hydro One Inc.	3.640%	4/5/50	CAD	700	611
Hydro One Inc.	3.100%	9/15/51	CAD	1,800	1,426
Hydro One Inc.	4.000%	12/22/51	CAD	500	458
Hydro One Inc.	3.790%	7/31/62	CAD	637	564
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	668	583
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	3,100	2,468
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	955	797
IGM Financial Inc.	3.440%	1/26/27	CAD	1,845	1,565
IGM Financial Inc.	4.560%	1/25/47	CAD	286	267
IGM Financial Inc.	4.115%	12/9/47	CAD	1,937	1,695
IGM Financial Inc.	4.206%	3/21/50	CAD	446	403
Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	1,591	1,323
InPower BC General Partnership	4.471%	3/31/33	CAD	1,162	1,002
Intact Financial Corp.	3.770%	3/2/26	CAD	756	652
Intact Financial Corp.	2.179%	5/18/28	CAD	1,500	1,196
Intact Financial Corp.	1.928%	12/16/30	CAD	2,354	1,785
Intact Financial Corp.	5.160%	6/16/42	CAD	948	953
18

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Intact Financial Corp.	2.954%	12/16/50	CAD	1,523	1,110
Inter Pipeline Ltd.	2.608%	9/13/23	CAD	611	499
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	872	712
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	527	434
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	795	658
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,709	3,177
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	807	632
Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	810	670
Ivanhoe Cambridge II Inc.	2.296%	12/12/24	CAD	2,000	1,641
Keyera Corp.	3.934%	6/21/28	CAD	701	600
Keyera Corp.	3.959%	5/29/30	CAD	1,000	852
Laurentian Bank of Canada	3.450%	6/27/23	CAD	1,606	1,339
Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	637	542
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	2,359	2,132
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	3,113	2,438
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	795	800
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	637	539
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	2,700	2,173
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	1,591	1,646
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	135	139
Magna International Inc.	3.100%	12/15/22	CAD	2,000	1,651
Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	1,591	1,317
Manulife Bank of Canada	2.844%	1/12/23	CAD	1,965	1,621
Manulife Bank of Canada	2.378%	11/19/24	CAD	923	760
Manulife Bank of Canada	1.337%	2/26/26	CAD	3,497	2,753
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,206	1,159
Manulife Financial Corp.	3.049%	8/20/29	CAD	1,591	1,324
Manulife Financial Corp.	2.237%	5/12/30	CAD	4,274	3,471
Manulife Financial Corp.	2.818%	5/13/35	CAD	3,546	2,874
McGill University Health Centre	5.360%	12/31/43	CAD	156	170
Metro Inc.	3.390%	12/6/27	CAD	3,377	2,867
Metro Inc.	5.970%	10/15/35	CAD	1,606	1,633
Metro Inc.	4.270%	12/4/47	CAD	833	724
Metro Inc.	3.413%	2/28/50	CAD	1,603	1,207
Morguard Corp.	4.715%	1/25/24	CAD	885	727
National Bank of Canada	0.250%	7/24/23	EUR	637	743
National Bank of Canada	0.000%	9/29/23	EUR	1,464	1,699
National Bank of Canada	0.375%	1/15/24	EUR	1,591	1,861
National Bank of Canada	2.545%	7/12/24	CAD	2,927	2,417
National Bank of Canada	2.580%	2/3/25	CAD	2,132	1,763
National Bank of Canada	0.750%	3/13/25	EUR	2,863	3,394
National Bank of Canada	1.534%	6/15/26	CAD	1,800	1,418
National Bank of Canada	1.573%	8/18/26	CAD	3,200	2,606
National Bank of Canada	3.183%	2/1/28	CAD	3,165	2,613
NAV Canada	0.937%	2/9/26	CAD	1,700	1,322
NAV Canada	2.063%	5/29/30	CAD	1,273	1,005
NAV Canada	3.534%	2/23/46	CAD	319	275
NAV Canada	3.293%	3/30/48	CAD	2,227	1,853
NAV Canada	2.924%	9/29/51	CAD	1,500	1,165
Nissan Canada Inc.	1.626%	3/18/24	CAD	1,800	1,436
Nissan Canada Inc.	2.103%	9/22/25	CAD	4,600	3,659
North West Redwater Partnership / NWR Financing Co. Ltd.	1.200%	12/1/23	CAD	2,500	2,003
North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	637	533
19

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	637	539
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	1,200	955
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	2,418	2,000
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	1,575	1,411
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	2,000	1,596
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	1,751	1,541
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	1,200	996
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	955	881
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	919	817
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	1,304	1,052
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	1,989	1,689
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	2,000	1,619
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	479	390
[2]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	918	746
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	1,040	889
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,147	979
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	1,818	1,565
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,368	1,439
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,053	988
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,783	1,476
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	637	503
	OMERS Realty Corp.	3.358%	6/5/23	CAD	1,273	1,061
	OMERS Realty Corp.	2.858%	2/23/24	CAD	1,586	1,321
	OMERS Realty Corp.	3.328%	11/12/24	CAD	210	178
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,015	2,556
	OMERS Realty Corp.	3.244%	10/4/27	CAD	2,000	1,698
	OMERS Realty Corp.	3.628%	6/5/30	CAD	1,432	1,256
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	2,291	1,954
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	2,545	2,118
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	1,909	1,619
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	1,909	1,640
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	800	667
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,252	915
	Original Wempi Inc.	4.056%	2/13/24	CAD	248	203
	Original Wempi Inc.	4.309%	2/13/24	CAD	547	451
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	297	239
	Pembina Pipeline Corp.	2.560%	6/1/23	CAD	1,289	1,058
	Pembina Pipeline Corp.	2.990%	1/22/24	CAD	2,545	2,107
	Pembina Pipeline Corp.	3.540%	2/3/25	CAD	1,500	1,264
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	1,544	1,314
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	955	832
	Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,000	862
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	1,555	1,315
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	2,354	1,940
20

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	955	813
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	1,766	1,514
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,136	967
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	2,032	1,735
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	1,782	1,477
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	826	698
Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	2,493	2,046
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	1,576	1,665
Power Corp. of Canada	4.455%	7/27/48	CAD	1,160	1,091
Power Financial Corp.	6.900%	3/11/33	CAD	399	430
Reliance LP	3.836%	3/15/25	CAD	2,000	1,700
Reliance LP	3.750%	3/15/26	CAD	609	520
Reliance LP	2.680%	12/1/27	CAD	3,029	2,427
Reliance LP	2.670%	8/1/28	CAD	1,200	955
RioCan Real Estate Investment Trust	3.287%	2/12/24	CAD	1,400	1,171
RioCan REIT	3.209%	9/29/23	CAD	2,000	1,658
RioCan REIT	2.576%	2/12/25	CAD	1,368	1,123
RioCan REIT	1.974%	6/15/26	CAD	955	754
RioCan REIT	2.361%	3/10/27	CAD	573	456
Rogers Communications Inc.	4.000%	3/13/24	CAD	2,641	2,230
Rogers Communications Inc.	3.650%	3/31/27	CAD	2,983	2,530
Rogers Communications Inc.	3.250%	5/1/29	CAD	1,846	1,516
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,168	1,232
Rogers Communications Inc.	6.110%	8/25/40	CAD	1,991	1,989
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,141	1,197
Royal Bank of Canada	2.360%	12/5/22	CAD	4,773	3,918
Royal Bank of Canada	2.949%	5/1/23	CAD	5,182	4,299
Royal Bank of Canada	0.250%	6/28/23	EUR	5,123	5,976
Royal Bank of Canada	3.296%	9/26/23	CAD	6,273	5,243
Royal Bank of Canada	2.333%	12/5/23	CAD	2,663	2,201
Royal Bank of Canada	0.250%	1/29/24	EUR	3,501	4,085
Royal Bank of Canada	2.352%	7/2/24	CAD	6,391	5,255
Royal Bank of Canada	0.125%	7/23/24	EUR	3,955	4,587
Royal Bank of Canada	2.609%	11/1/24	CAD	6,845	5,663
Royal Bank of Canada	1.375%	12/9/24	GBP	955	1,307
Royal Bank of Canada	1.936%	5/1/25	CAD	3,314	2,684
Royal Bank of Canada	1.589%	5/4/26	CAD	4,060	3,210
Royal Bank of Canada	0.050%	6/19/26	EUR	5,409	6,242
Royal Bank of Canada	1.000%	9/9/26	GBP	5,000	6,660
Royal Bank of Canada	0.010%	1/21/27	EUR	4,773	5,485
Royal Bank of Canada	2.328%	1/28/27	CAD	5,651	4,586
Royal Bank of Canada	1.833%	7/31/28	CAD	2,200	1,715
Royal Bank of Canada	2.740%	7/25/29	CAD	3,182	2,625
Royal Bank of Canada	2.880%	12/23/29	CAD	2,631	2,179
Royal Bank of Canada	2.088%	6/30/30	CAD	2,227	1,800
Royal Bank of Canada	0.010%	1/27/31	EUR	9,000	10,101
Royal Bank of Canada	1.670%	1/28/33	CAD	3,900	2,977
Sagen MI Canada Inc.	4.242%	4/1/24	CAD	326	277
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	589	478
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	700	561
Saputo Inc.	3.603%	8/14/25	CAD	2,261	1,921
Saputo Inc.	1.415%	6/19/26	CAD	637	494
Saputo Inc.	2.242%	6/16/27	CAD	1,241	987
Saputo Inc.	2.297%	6/22/28	CAD	700	553
Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,255	1,348
21

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	436	384
Shaw Communications Inc.	4.350%	1/31/24	CAD	3,182	2,702
Shaw Communications Inc.	3.800%	3/1/27	CAD	900	764
Shaw Communications Inc.	3.300%	12/10/29	CAD	1,100	902
Shaw Communications Inc.	2.900%	12/9/30	CAD	1,891	1,487
Shaw Communications Inc.	6.750%	11/9/39	CAD	3,240	3,416
Shaw Communications Inc.	4.250%	12/9/49	CAD	1,113	889
SmartCentres REIT	3.192%	6/11/27	CAD	2,000	1,663
SmartCentres REIT	3.834%	12/21/27	CAD	1,591	1,358
SmartCentres REIT	2.307%	12/18/28	CAD	828	641
SmartCentres REIT	3.526%	12/20/29	CAD	2,069	1,720
SmartCentres REIT	3.648%	12/11/30	CAD	637	529
Sobeys Inc.	4.700%	8/8/23	CAD	1,591	1,354
SSL Finance Inc.	4.099%	10/31/45	CAD	914	792
Summit Industrial Income REIT	2.150%	9/17/25	CAD	414	333
Summit Industrial Income REIT	2.250%	1/12/27	CAD	1,000	800
Summit Industrial Income REIT	2.440%	7/14/28	CAD	2,000	1,583
Sun Life Financial Inc.	3.050%	9/19/28	CAD	3,182	2,638
Sun Life Financial Inc.	2.580%	5/10/32	CAD	1,751	1,430
Sun Life Financial Inc.	2.060%	10/1/35	CAD	4,187	3,184
Sun Life Financial Inc.	5.400%	5/29/42	CAD	1,544	1,561
Suncor Energy Inc.	3.000%	9/14/26	CAD	3,030	2,529
Suncor Energy Inc.	3.100%	5/24/29	CAD	2,000	1,657
Suncor Energy Inc.	5.000%	4/9/30	CAD	2,609	2,432
Suncor Energy Inc.	5.390%	3/26/37	CAD	1,368	1,313
Suncor Energy Inc.	4.340%	9/13/46	CAD	663	559
Suncor Energy Inc.	3.950%	3/4/51	CAD	1,337	1,059
TELUS Corp.	3.350%	3/15/23	CAD	130	107
TELUS Corp.	3.350%	4/1/24	CAD	3,405	2,849
TELUS Corp.	3.750%	1/17/25	CAD	1,420	1,210
TELUS Corp.	3.750%	3/10/26	CAD	2,193	1,885
TELUS Corp.	2.750%	7/8/26	CAD	1,300	1,079
TELUS Corp.	2.350%	1/27/28	CAD	1,909	1,527
TELUS Corp.	3.625%	3/1/28	CAD	3,054	2,620
TELUS Corp.	3.300%	5/2/29	CAD	2,408	2,019
TELUS Corp.	3.150%	2/19/30	CAD	3,100	2,558
TELUS Corp.	2.850%	11/13/31	CAD	500	398
TELUS Corp.	4.400%	4/1/43	CAD	431	365
TELUS Corp.	4.850%	4/5/44	CAD	2,943	2,643
TELUS Corp.	4.750%	1/17/45	CAD	1,255	1,113
TELUS Corp.	4.400%	1/29/46	CAD	1,566	1,325
TELUS Corp.	4.700%	3/6/48	CAD	1,259	1,114
TELUS Corp.	3.950%	2/16/50	CAD	2,215	1,748
TELUS Corp.	4.100%	4/5/51	CAD	1,590	1,287
Teranet Holdings LP	3.544%	6/11/25	CAD	1,622	1,368
Teranet Holdings LP	5.754%	12/17/40	CAD	1,080	1,037
Teranet Holdings LP	6.100%	6/17/41	CAD	600	601
Thomson Reuters Corp.	2.239%	5/14/25	CAD	6,441	5,244
TMX Group Ltd.	4.461%	10/3/23	CAD	1,816	1,539
TMX Group Ltd.	3.779%	6/5/28	CAD	1,400	1,227
Toromont Industries Ltd.	3.842%	10/27/27	CAD	699	602
Toronto Hydro Corp.	2.520%	8/25/26	CAD	1,751	1,461
Toronto Hydro Corp.	2.430%	12/11/29	CAD	1,909	1,554
Toronto Hydro Corp.	5.540%	5/21/40	CAD	600	643
Toronto Hydro Corp.	3.485%	2/28/48	CAD	1,622	1,375
22

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto Hydro Corp.	2.990%	12/10/49	CAD	700	548
	Toronto-Dominion Bank	0.375%	4/27/23	EUR	6,682	7,802
	Toronto-Dominion Bank	3.005%	5/30/23	CAD	4,773	3,967
	Toronto-Dominion Bank	1.909%	7/18/23	CAD	4,302	3,517
	Toronto-Dominion Bank	2.850%	3/8/24	CAD	4,451	3,701
	Toronto-Dominion Bank	0.500%	4/3/24	EUR	4,137	4,853
	Toronto-Dominion Bank	2.050%	7/10/24	AUD	2,000	1,513
	Toronto-Dominion Bank	3.226%	7/24/24	CAD	3,999	3,379
	Toronto-Dominion Bank	2.496%	12/2/24	CAD	8,936	7,373
	Toronto-Dominion Bank	1.943%	3/13/25	CAD	4,482	3,635
	Toronto-Dominion Bank	0.625%	6/6/25	EUR	4,455	5,264
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	3,309	2,582
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	6,332	7,303
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	9,876	7,783
	Toronto-Dominion Bank	3.589%	9/14/28	CAD	4,545	3,800
	Toronto-Dominion Bank	3.224%	7/25/29	CAD	3,349	2,800
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	5,272	4,404
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	3,073	2,761
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	3,118	2,589
	Toyota Credit Canada Inc.	2.700%	1/25/23	CAD	1,420	1,170
	Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	1,430	1,188
	Toyota Credit Canada Inc.	2.640%	3/27/24	CAD	1,600	1,324
	Toyota Credit Canada Inc.	1.270%	7/22/24	CAD	2,000	1,598
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	1,752	1,438
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	1,592	1,301
	Toyota Credit Canada Inc.	1.180%	2/23/26	CAD	1,770	1,384
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	1,668	1,391
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	3,549	2,992
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	4,509	3,887
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	955	803
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	1,436	1,384
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	1,709	1,398
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	1,800	1,444
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,227	1,909
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	1,573	1,307
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	2,991	2,480
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,211	2,602
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	2,635	2,184
	TransEd Partners GP	3.951%	9/30/50	CAD	586	464
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	335	292
	University of Ottawa	2.635%	2/13/60	CAD	1,171	813
	University of Toronto	4.251%	12/7/51	CAD	795	755
[2]	Vancouver Airport Authority	7.425%	12/7/26	CAD	4,773	4,847
	Vancouver Airport Authority	3.857%	11/10/45	CAD	326	291
	Vancouver Airport Authority	2.874%	10/18/49	CAD	700	532
	Vancouver Airport Authority	2.800%	9/21/50	CAD	795	589
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	2,132	1,796
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,538	1,321
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	704	638
	WSP Global Inc.	2.408%	4/19/28	CAD	1,000	797
	York University	6.480%	3/7/42	CAD	549	657
						1,177,201
China (0.0%)
	Prosus NV	1.539%	8/3/28	EUR	500	581
[2]	Prosus NV	1.288%	7/13/29	EUR	1,000	1,129
23

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Prosus NV	2.031%	8/3/32	EUR	2,036	2,316
[2]	Prosus NV	1.985%	7/13/33	EUR	2,000	2,234
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	713	898
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	2,227	2,660
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	8,782	10,276
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	2,196	2,728
						22,822
Czech Republic (0.1%)
	CEZ A/S	4.875%	4/16/25	EUR	3,977	5,340
	CEZ A/S	3.000%	6/5/28	EUR	3,977	5,250
	CPI Property Group SA	2.125%	10/4/24	EUR	1,400	1,688
	CPI Property Group SA	1.625%	4/23/27	EUR	4,773	5,652
	CPI Property Group SA	1.500%	1/27/31	EUR	1,500	1,661
	EP Infrastructure A/S	1.659%	4/26/24	EUR	2,591	3,083
	EP Infrastructure A/S	1.698%	7/30/26	EUR	6,000	7,188
	EP Infrastructure A/S	2.045%	10/9/28	EUR	13,673	16,535
	EP Infrastructure A/S	1.816%	3/2/31	EUR	7,762	9,109
						55,506
Denmark (0.4%)
	AP Moller - Maersk A/S	4.000%	4/4/25	GBP	12,000	17,824
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	16,253	19,918
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	5,409	6,623
	Carlsberg Breweries A/S	0.375%	6/30/27	EUR	4,000	4,626
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	3,182	3,750
	Danfoss Finance I BV	0.125%	4/28/26	EUR	3,500	4,008
	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,082	1,403
	Danske Bank A/S	0.125%	2/14/22	EUR	4,227	4,896
	Danske Bank A/S	1.375%	5/24/22	EUR	1,591	1,857
	Danske Bank A/S	0.250%	11/28/22	EUR	5,316	6,183
	Danske Bank A/S	0.875%	5/22/23	EUR	4,286	5,026
	Danske Bank A/S	0.750%	6/2/23	EUR	5,123	6,010
	Danske Bank A/S	0.625%	5/26/25	EUR	1,000	1,173
	Danske Bank A/S	0.500%	8/27/25	EUR	8,178	9,509
	Danske Bank A/S	0.750%	11/22/27	EUR	4,773	5,723
	Danske Bank A/S	2.250%	1/14/28	GBP	7,169	9,886
	Danske Bank A/S	0.750%	6/9/29	EUR	8,000	9,145
	Danske Bank A/S	1.375%	2/12/30	EUR	8,705	10,188
	Danske Bank A/S	1.000%	5/15/31	EUR	3,000	3,445
	Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,000	3,685
	E.ON SE	0.000%	8/28/24	EUR	3,500	4,052
	Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	2,000	2,299
	Infineon Technologies AG	1.625%	6/24/29	EUR	2,500	3,070
	ISS Global A/S	1.500%	8/31/27	EUR	6,396	7,625
	Jyske Bank A/S	0.375%	10/15/25	EUR	3,182	3,697
	Jyske Bank A/S	2.250%	4/5/29	EUR	3,532	4,238
	Jyske Realkredit A/S	0.250%	7/1/23	EUR	2,545	2,967
	Jyske Realkredit A/S	0.375%	4/1/25	EUR	2,227	2,608
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	7,058	8,317
	Nordea Kredit Realkreditaktieselskab	1.000%	4/1/26	DKK	26,000	4,195
	Novo Nordisk Finance Netherlands BV	0.000%	6/4/24	EUR	5,500	6,383
	Nykredit Realkredit A/S	1.000%	1/1/22	DKK	110,728	17,272
	Nykredit Realkredit A/S	0.250%	1/20/23	EUR	955	1,109
	Nykredit Realkredit A/S	0.125%	7/10/24	EUR	3,819	4,420
	Nykredit Realkredit A/S	0.500%	7/10/25	EUR	8,224	9,620
	Nykredit Realkredit A/S	0.750%	1/20/27	EUR	1,530	1,785
24

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nykredit Realkredit A/S	2.750%	11/17/27	EUR	2,418	2,870
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	5,000	5,644
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	12,578	2,013
Orsted A/S	1.500%	11/26/29	EUR	16,320	20,283
Orsted A/S	4.875%	1/12/32	GBP	1,506	2,645
Orsted A/S	2.500%	5/16/33	GBP	3,430	5,011
Orsted A/S	5.750%	4/9/40	GBP	319	695
Orsted A/S	6.250%	6/26/13	EUR	332	421
Orsted A/S	2.500%	2/18/21	GBP	1,000	1,318
Sydbank A/S	1.375%	9/18/23	EUR	3,182	3,771
Volkswagen Leasing GmbH	0.000%	7/19/24	EUR	5,000	5,753
Volkswagen Leasing GmbH	0.625%	7/19/29	EUR	4,000	4,514
Vonovia SE	0.000%	12/1/25	EUR	5,000	5,696
					279,169
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	3,200	3,761
Citycon Treasury BV	2.375%	1/15/27	EUR	3,182	3,868
Elenia Verkko OYJ	0.375%	2/6/27	EUR	3,182	3,663
Fortum OYJ	2.125%	2/27/29	EUR	3,048	3,876
Kojamo OYJ	1.875%	5/27/27	EUR	1,000	1,226
Kojamo OYJ	0.875%	5/28/29	EUR	3,000	3,432
Nordea Bank Abp	0.550%	6/23/25	CHF	4,075	4,548
Nordea Bank Abp	0.500%	5/14/27	EUR	8,182	9,585
Nordea Bank Abp	0.500%	3/19/31	EUR	4,000	4,564
Nordea Kiinnitysluottopankki OYJ	0.250%	2/28/23	EUR	3,437	4,007
Nordea Kiinnitysluottopankki OYJ	0.250%	11/21/23	EUR	1,591	1,858
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	2,036	2,380
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	7,319	8,723
OP Corporate Bank plc	0.375%	8/29/23	EUR	1,909	2,232
OP Corporate Bank plc	0.375%	2/26/24	EUR	2,164	2,533
OP Corporate Bank plc	0.375%	6/19/24	EUR	2,545	2,966
OP Corporate Bank plc	1.000%	5/22/25	EUR	3,182	3,800
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,035	1,215
OP Corporate Bank plc	0.600%	1/18/27	EUR	7,001	8,149
OP Corporate Bank plc	0.100%	11/16/27	EUR	9,000	10,245
OP Corporate Bank plc	0.375%	6/16/28	EUR	5,000	5,684
OP Corporate Bank plc	0.625%	11/12/29	EUR	4,137	4,748
OP Corporate Bank plc	1.625%	6/9/30	EUR	7,955	9,426
OP Mortgage Bank	0.625%	9/4/22	EUR	7,223	8,427
OP Mortgage Bank	0.050%	2/22/23	EUR	1,591	1,850
OP Mortgage Bank	0.250%	5/11/23	EUR	2,146	2,504
OP Mortgage Bank	0.250%	3/13/24	EUR	9,545	11,153
OP Mortgage Bank	1.000%	11/28/24	EUR	2,227	2,663
OP Mortgage Bank	0.010%	11/19/26	EUR	3,182	3,676
OP Mortgage Bank	0.625%	2/15/29	EUR	3,182	3,809
OP Mortgage Bank	0.010%	11/19/30	EUR	9,545	10,809
Sampo OYJ	3.375%	5/23/49	EUR	4,641	6,056
Sampo OYJ	2.500%	9/3/52	EUR	8,814	10,692
SATO OYJ	1.375%	5/31/24	EUR	3,000	3,555
SATO OYJ	1.375%	2/24/28	EUR	7,000	8,320
Stora Enso OYJ	2.500%	6/7/27	EUR	1,432	1,832
					181,835
France (2.9%)
Aeroports de Paris	1.500%	7/24/23	EUR	1,600	1,896
Aeroports de Paris	3.125%	6/11/24	EUR	600	754
25

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aeroports de Paris	1.500%	4/7/25	EUR	1,300	1,578
Aeroports de Paris	2.125%	10/2/26	EUR	10,800	13,582
Aeroports de Paris	2.750%	6/5/28	EUR	200	269
Aeroports de Paris	1.000%	1/5/29	EUR	8,100	9,634
Aeroports de Paris	2.750%	4/2/30	EUR	7,400	9,925
Aeroports de Paris	1.500%	7/2/32	EUR	2,300	2,783
Aeroports de Paris	1.125%	6/18/34	EUR	1,000	1,161
Aeroports de Paris	2.125%	10/11/38	EUR	2,400	3,183
Air Liquide Finance SA	0.500%	6/13/22	EUR	200	232
Air Liquide Finance SA	1.000%	4/2/25	EUR	10,200	12,182
Air Liquide Finance SA	1.250%	6/3/25	EUR	1,800	2,169
Air Liquide Finance SA	1.250%	6/13/28	EUR	200	246
Air Liquide Finance SA	1.375%	4/2/30	EUR	5,200	6,500
Air Liquide SA	2.375%	9/6/23	EUR	800	970
Airbus Finance BV	2.375%	4/2/24	EUR	2,959	3,596
Airbus Finance BV	2.125%	10/29/29	EUR	136	175
Airbus Finance BV	1.375%	5/13/31	EUR	6,438	7,758
Airbus SE	1.625%	4/7/25	EUR	2,000	2,424
Airbus SE	1.375%	6/9/26	EUR	1,846	2,234
Airbus SE	2.375%	4/7/32	EUR	1,876	2,463
Airbus SE	2.375%	6/9/40	EUR	4,137	5,464
Alstom SA	0.250%	10/14/26	EUR	3,200	3,673
Alstom SA	0.000%	1/11/29	EUR	1,700	1,883
Altarea SCA	2.250%	7/5/24	EUR	3,200	3,877
APRR SA	1.875%	1/15/25	EUR	800	978
APRR SA	1.125%	1/9/26	EUR	3,400	4,098
APRR SA	1.250%	1/6/27	EUR	3,500	4,271
APRR SA	1.250%	1/18/28	EUR	3,200	3,926
APRR SA	1.625%	1/13/32	EUR	3,000	3,840
Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	1,900	2,295
Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	200	234
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	3,200	4,164
Arkema SA	0.125%	10/14/26	EUR	10,000	11,545
Arkema SA	1.500%	4/20/27	EUR	5,700	7,003
Arkema SA	1.500%	12/31/99	EUR	6,000	6,978
Atos SE	1.750%	5/7/25	EUR	1,800	2,156
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	1,100	1,320
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	1,700	2,085
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	200	242
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	3,400	4,087
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	8,800	10,898
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	2,600	3,240
AXA Bank Europe SCF	0.375%	3/23/23	EUR	1,950	2,277
AXA Bank Europe SCF	0.500%	4/18/25	EUR	8,900	10,476
AXA Bank Europe SCF	1.375%	4/18/33	EUR	5,000	6,419
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	3,200	3,637
AXA SA	1.125%	5/15/28	EUR	1,432	1,766
AXA SA	1.375%	10/7/41	EUR	3,000	3,411
AXA SA	5.125%	7/4/43	EUR	713	892
AXA SA	3.375%	7/6/47	EUR	7,619	9,913
AXA SA	3.875%	5/20/49	EUR	3,000	3,878
AXA SA	3.250%	5/28/49	EUR	11,221	14,625
AXA SA	6.686%	7/29/49	GBP	573	944
AXA SA	3.941%	11/29/49	EUR	614	778
AXA SA	5.453%	11/29/49	GBP	1,957	3,038
26

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AXA SA	5.625%	1/16/54	GBP	3,290	5,558
Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	5,500	6,418
Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	21,700	25,502
Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	500,000	4,404
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	2,600	3,206
Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	900	1,258
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	3,200	3,940
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	5,990	7,435
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	600,000	5,260
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	3,200	4,437
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	14,300	17,159
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	1,700	2,008
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	1,600	2,028
Banque Federative du Credit Mutuel SA	1.250%	12/5/25	GBP	5,000	6,774
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	6,800	8,457
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	10,000	11,417
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	5,400	6,379
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	1,800	2,199
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	200	254
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	1,600	1,929
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	1,600	2,034
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	7,800	8,757
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	8,700	9,989
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	3,200	3,928
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	800	919
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	1,900	2,269
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	5,200	5,872
BNP Paribas Cardif SA	4.032%	11/29/49	EUR	200	259
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	1,591	1,893
BNP Paribas SA	1.125%	1/15/23	EUR	350	412
BNP Paribas SA	2.875%	9/26/23	EUR	1,766	2,162
BNP Paribas SA	1.125%	10/10/23	EUR	3,755	4,446
BNP Paribas SA	2.375%	5/20/24	EUR	2,705	3,325
BNP Paribas SA	1.000%	6/27/24	EUR	1,591	1,885
BNP Paribas SA	1.125%	8/28/24	EUR	3,000	3,571
BNP Paribas SA	2.375%	2/17/25	EUR	1,591	1,959
BNP Paribas SA	1.250%	3/19/25	EUR	3,182	3,804
BNP Paribas SA	0.500%	7/15/25	EUR	1,300	1,517
BNP Paribas SA	1.500%	11/17/25	EUR	6,523	7,897
BNP Paribas SA	3.375%	1/23/26	GBP	859	1,253
BNP Paribas SA	1.125%	6/11/26	EUR	11,773	14,024
BNP Paribas SA	2.875%	10/1/26	EUR	1,527	1,951
BNP Paribas SA	2.125%	1/23/27	EUR	10,400	12,825
BNP Paribas SA	1.875%	12/14/27	GBP	1,900	2,595
BNP Paribas SA	0.500%	2/19/28	EUR	1,500	1,717
BNP Paribas SA	0.500%	9/1/28	EUR	4,100	4,677
BNP Paribas SA	1.125%	4/17/29	EUR	3,200	3,771
BNP Paribas SA	2.538%	7/13/29	CAD	1,300	1,026
BNP Paribas SA	0.500%	1/19/30	EUR	4,800	5,398
BNP Paribas SA	2.375%	11/20/30	EUR	3,200	3,939
BNP Paribas SA	1.250%	7/13/31	GBP	2,900	3,670
BNP Paribas SA	1.125%	1/15/32	EUR	7,000	8,089
Bouygues SA	3.625%	1/16/23	EUR	800	969
Bouygues SA	5.500%	10/6/26	GBP	1,950	3,178
Bouygues SA	1.375%	6/7/27	EUR	1,200	1,479
27

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bouygues SA	1.125%	7/24/28	EUR	1,600	1,944
	BPCE SA	1.125%	1/18/23	EUR	1,300	1,527
	BPCE SA	0.385%	1/25/23	JPY	100,000	879
	BPCE SA	0.375%	10/5/23	EUR	4,500	5,263
	BPCE SA	2.875%	1/16/24	EUR	4,400	5,439
	BPCE SA	0.875%	1/31/24	EUR	4,500	5,306
	BPCE SA	1.000%	7/15/24	EUR	2,700	3,210
	BPCE SA	3.000%	7/19/24	EUR	2,800	3,510
	BPCE SA	0.625%	9/26/24	EUR	7,800	9,151
	BPCE SA	1.000%	4/1/25	EUR	4,800	5,686
	BPCE SA	0.250%	1/15/26	EUR	3,400	3,931
	BPCE SA	1.375%	12/23/26	GBP	2,300	3,116
	BPCE SA	0.010%	1/14/27	EUR	1,500	1,702
	BPCE SA	0.500%	9/15/27	EUR	6,200	7,132
	BPCE SA	2.750%	11/30/27	EUR	1,600	1,903
	BPCE SA	1.625%	1/31/28	EUR	5,000	6,116
	BPCE SA	4.500%	4/26/28	AUD	8,040	6,514
	BPCE SA	5.250%	4/16/29	GBP	1,000	1,642
	BPCE SA	0.625%	1/15/30	EUR	4,500	5,201
	BPCE SA	0.250%	1/14/31	EUR	11,500	12,721
	BPCE SFH SA	0.375%	2/10/23	EUR	1,600	1,867
	BPCE SFH SA	2.375%	11/29/23	EUR	1,600	1,949
	BPCE SFH SA	0.375%	2/21/24	EUR	4,100	4,801
	BPCE SFH SA	1.750%	6/27/24	EUR	6,400	7,765
	BPCE SFH SA	1.000%	2/24/25	EUR	4,400	5,263
	BPCE SFH SA	0.398%	4/24/25	EUR	6,400	7,509
	BPCE SFH SA	0.750%	9/2/25	EUR	3,200	3,807
	BPCE SFH SA	0.625%	9/22/27	EUR	1,600	1,906
	BPCE SFH SA	0.010%	11/10/27	EUR	3,200	3,675
	BPCE SFH SA	0.875%	4/13/28	EUR	3,900	4,720
	BPCE SFH SA	1.000%	6/8/29	EUR	1,500	1,839
	BPCE SFH SA	0.625%	5/29/31	EUR	2,200	2,619
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	3,200	3,733
	Caisse de Refinancement de l'Habitat SA	4.300%	2/24/23	EUR	2,227	2,733
	Caisse de Refinancement de l'Habitat SA	3.900%	10/20/23	EUR	1,591	1,990
	Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	3,691	4,647
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	356	444
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	3,200	3,671
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	6,700	7,621
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	3,000	4,309
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	2,700	3,506
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.375%	5/29/49	EUR	3,000	3,941
	Capgemini SE	2.500%	7/1/23	EUR	1,900	2,279
	Capgemini SE	1.000%	10/18/24	EUR	3,000	3,560
	Capgemini SE	1.750%	4/18/28	EUR	3,800	4,753
	Capgemini SE	2.000%	4/15/29	EUR	3,000	3,832
	Capgemini SE	1.125%	6/23/30	EUR	4,000	4,813
	Capgemini SE	2.375%	4/15/32	EUR	3,800	5,067
	Carmila SA	2.375%	9/16/24	EUR	1,300	1,590
	Carmila SA	2.125%	3/7/28	EUR	200	242
	Carrefour SA	0.750%	4/26/24	EUR	2,896	3,404
	Carrefour SA	1.250%	6/3/25	EUR	5,124	6,133
28

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Carrefour SA	1.750%	5/4/26	EUR	5,200	6,388
Carrefour SA	2.625%	12/15/27	EUR	3,200	4,153
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	1,845	2,196
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	3,900	4,566
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	4,500	5,258
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	4,600	5,604
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	3,200	3,761
Cie de Financement Foncier SA	0.375%	12/11/24	EUR	200	234
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	2,300	2,728
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	8,050	10,794
Cie de Financement Foncier SA	0.750%	5/29/26	EUR	700	836
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	1,800	2,098
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	748	1,240
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	1,600	1,878
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	3,200	3,674
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	3,500	4,202
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	6,000	7,273
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	1,273	2,819
Cie de Saint-Gobain	1.750%	4/3/23	EUR	3,200	3,795
Cie de Saint-Gobain	1.000%	3/17/25	EUR	3,100	3,697
Cie de Saint-Gobain	2.375%	10/4/27	EUR	4,000	5,171
Cie de Saint-Gobain	1.875%	9/21/28	EUR	4,000	5,078
Cie de Saint-Gobain	1.875%	3/15/31	EUR	3,700	4,750
Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	2,500	2,929
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	5,500	6,188
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	4,425
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	1,600	2,356
CNP Assurances	4.250%	6/5/45	EUR	5,000	6,533
CNP Assurances	4.500%	6/10/47	EUR	2,400	3,302
CNP Assurances	2.500%	6/30/51	EUR	2,300	2,801
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	5,200	6,777
Covivio	1.625%	6/23/30	EUR	4,000	4,918
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,900	2,653
Credit Agricole Assurances SA	4.250%	12/31/49	EUR	900	1,143
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	955	1,122
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	1,600	1,874
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	1,600	1,884
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	650	864
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	200	236
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	11,500	13,775
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	4,800	5,821
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	4,800	5,880
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	3,200	3,653
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	5,800	7,302
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	3,200	3,587
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	1,500	1,915
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	4,800	5,864
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	1,600	2,157
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	3,300	3,948
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	6,900	8,141
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	9,811	11,440
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	136	164
29

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	3,200	3,658
	Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	4,500	5,363
	Credit Agricole SA	0.750%	12/1/22	EUR	1,600	1,873
	Credit Agricole SA	3.125%	7/17/23	EUR	100	122
	Credit Agricole SA	7.375%	12/18/23	GBP	100	153
	Credit Agricole SA	2.375%	5/20/24	EUR	4,500	5,538
	Credit Agricole SA	0.500%	6/24/24	EUR	3,000	3,515
	Credit Agricole SA	1.000%	9/16/24	EUR	600	715
	Credit Agricole SA	3.125%	2/5/26	EUR	1,300	1,701
	Credit Agricole SA	1.000%	4/22/26	EUR	1,900	2,248
	Credit Agricole SA	1.875%	12/20/26	EUR	3,200	3,963
	Credit Agricole SA	2.625%	3/17/27	EUR	6,396	8,089
	Credit Agricole SA	1.375%	5/3/27	EUR	200	244
	Credit Agricole SA	0.514%	7/6/27	JPY	600,000	5,229
	Credit Agricole SA	1.750%	3/5/29	EUR	8,900	11,020
	Credit Agricole SA	2.000%	3/25/29	EUR	1,500	1,840
	Credit Agricole SA	1.000%	7/3/29	EUR	8,600	10,324
	Credit Agricole SA	1.625%	6/5/30	EUR	8,400	9,988
	Credit Agricole SA	0.875%	1/14/32	EUR	2,300	2,650
	Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	2,700	3,173
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	6,900	8,211
	Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	5,600	6,632
	Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	3,300	3,782
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	6,300	8,520
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	800	964
	Credit Mutuel Home Loan SFH SA	4.125%	1/16/23	EUR	2,000	2,437
	Credit Mutuel Home Loan SFH SA	2.500%	9/11/23	EUR	1,000	1,215
	Credit Mutuel Home Loan SFH SA	4.125%	1/19/24	EUR	1,900	2,407
	Credit Mutuel Home Loan SFH SA	0.250%	4/30/24	EUR	3,200	3,735
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	3,200	3,881
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	800	945
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	1,600	1,898
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	156	187
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	2,800	3,359
	Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	15,000	18,297
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	1,900	2,326
	Danone SA	0.424%	11/3/22	EUR	2,100	2,442
	Danone SA	2.600%	6/28/23	EUR	1,900	2,302
	Danone SA	0.709%	11/3/24	EUR	5,400	6,386
	Danone SA	1.125%	1/14/25	EUR	3,200	3,823
	Danone SA	0.000%	12/1/25	EUR	5,000	5,764
	Danone SA	0.571%	3/17/27	EUR	7,200	8,473
	Dassault Systemes SE	0.125%	9/16/26	EUR	1,600	1,846
	Dassault Systemes SE	0.375%	9/16/29	EUR	3,200	3,701
[5]	Dexia Credit Local SA	1.375%	12/7/22	GBP	1,900	2,618
[5]	Dexia Credit Local SA	0.750%	1/25/23	EUR	10,350	12,131
[5]	Dexia Credit Local SA	0.625%	2/3/24	EUR	19,750	23,240
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	5,500	6,604
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	8,000	9,398
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	1,000	1,417
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	1,500	1,774
	Edenred	1.375%	6/18/29	EUR	3,000	3,662
	Electricite de France SA	2.750%	3/10/23	EUR	6,500	7,821
	Electricite de France SA	4.625%	9/11/24	EUR	3,200	4,181
	Electricite de France SA	0.300%	10/14/24	CHF	2,000	2,202
30

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Electricite de France SA	4.000%	11/12/25	EUR	700	933
Electricite de France SA	1.000%	10/13/26	EUR	5,200	6,219
Electricite de France SA	4.125%	3/25/27	EUR	6,900	9,603
Electricite de France SA	2.000%	10/2/30	EUR	600	766
Electricite de France SA	5.875%	7/18/31	GBP	986	1,795
Electricite de France SA	5.625%	2/21/33	EUR	2,801	4,862
Electricite de France SA	6.125%	6/2/34	GBP	7,850	15,254
Electricite de France SA	1.875%	10/13/36	EUR	3,100	3,904
Electricite de France SA	4.500%	11/12/40	EUR	1,300	2,321
Electricite de France SA	5.500%	10/17/41	GBP	10,300	20,799
Electricite de France SA	5.375%	1/29/49	EUR	1,100	1,407
Electricite de France SA	5.875%	7/22/49	GBP	800	1,213
Electricite de France SA	2.000%	12/9/49	EUR	6,900	8,706
Electricite de France SA	5.125%	9/22/50	GBP	2,000	4,219
Electricite de France SA	2.625%	12/31/99	EUR	2,400	2,778
Electricite de France SA	2.875%	12/31/99	EUR	3,000	3,550
Electricite de France SA	5.000%	12/31/99	EUR	1,900	2,440
Electricite de France SA	6.000%	12/31/99	GBP	1,300	1,935
Electricite de France SA	6.000%	1/23/14	GBP	2,400	6,143
ELO SACA	2.375%	12/12/22	EUR	600	714
ELO SACA	2.375%	4/25/25	EUR	2,600	3,173
Engie Alliance GIE	5.750%	6/24/23	EUR	1,906	2,412
Engie SA	3.000%	2/1/23	EUR	1,273	1,533
Engie SA	0.875%	3/27/24	EUR	700	826
Engie SA	0.875%	9/19/25	EUR	4,400	5,219
Engie SA	1.000%	3/13/26	EUR	1,000	1,194
Engie SA	0.375%	6/11/27	EUR	4,800	5,548
Engie SA	1.750%	3/27/28	EUR	2,400	2,993
Engie SA	1.375%	6/22/28	EUR	600	733
Engie SA	7.000%	10/30/28	GBP	1,300	2,384
Engie SA	2.125%	3/30/32	EUR	5,000	6,514
Engie SA	2.000%	9/28/37	EUR	900	1,180
Engie SA	1.250%	10/24/41	EUR	2,900	3,408
Engie SA	3.875%	6/2/49	EUR	1,200	1,505
Engie SA	5.000%	10/1/60	GBP	1,600	3,672
Engie SA	1.375%	12/31/99	EUR	2,100	2,452
Engie SA	5.950%	3/16/11	EUR	1,009	2,341
EssilorLuxottica SA	2.625%	2/10/24	EUR	2,927	3,602
EssilorLuxottica SA	0.125%	5/27/25	EUR	3,200	3,719
EssilorLuxottica SA	0.500%	6/5/28	EUR	6,400	7,516
Eutelsat SA	2.000%	10/2/25	EUR	1,100	1,313
Eutelsat SA	2.250%	7/13/27	EUR	200	240
Eutelsat SA	1.500%	10/13/28	EUR	1,000	1,169
Gecina SA	1.500%	1/20/25	EUR	2,900	3,510
Gecina SA	1.375%	1/26/28	EUR	200	246
Gecina SA	1.000%	1/30/29	EUR	800	962
Gecina SA	1.625%	3/14/30	EUR	4,000	5,028
Gecina SA	0.875%	6/30/36	EUR	3,400	3,907
GELF Bond Issuer I SA	1.625%	10/20/26	EUR	1,000	1,218
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	1,337	1,562
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	1,400	1,726
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	800	972
Holding d'Infrastructures et des Metiers de l'Environnement	0.625%	9/16/28	EUR	5,000	5,703
HSBC Continental Europe SA	0.250%	5/17/24	EUR	1,000	1,166
31

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
HSBC Continental Europe SA	0.100%	9/3/27	EUR	3,200	3,633
HSBC SFH France SA	2.000%	10/16/23	EUR	800	965
ICADE	1.125%	11/17/25	EUR	3,400	4,065
ICADE	0.625%	1/18/31	EUR	3,800	4,190
Icade Sante SAS	0.875%	11/4/29	EUR	5,000	5,711
Imerys SA	1.500%	1/15/27	EUR	200	242
In'li SA	1.125%	7/2/29	EUR	500	597
JCDecaux SA	1.000%	6/1/23	EUR	3,200	3,754
JCDecaux SA	2.625%	4/24/28	EUR	1,600	2,039
Kering SA	1.250%	5/10/26	EUR	3,000	3,640
Klepierre SA	1.000%	4/17/23	EUR	700	821
Klepierre SA	1.875%	2/19/26	EUR	2,400	2,959
Klepierre SA	1.375%	2/16/27	EUR	200	243
Klepierre SA	0.625%	7/1/30	EUR	1,900	2,160
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	1,600	1,954
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	4,000	4,761
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	2,900	3,510
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	1,600	1,956
La Banque Postale SA	1.000%	10/16/24	EUR	1,600	1,897
La Banque Postale SA	0.500%	6/17/26	EUR	1,000	1,162
La Banque Postale SA	2.750%	11/19/27	EUR	1,300	1,545
La Banque Postale SA	3.000%	6/9/28	EUR	600	791
La Banque Postale SA	2.000%	7/13/28	EUR	3,100	3,897
La Banque Postale SA	1.375%	4/24/29	EUR	3,200	3,875
La Banque Postale SA	0.875%	1/26/31	EUR	5,000	5,758
La Banque Postale SA	0.750%	6/23/31	EUR	5,000	5,640
La Banque Postale SA	0.750%	8/2/32	EUR	3,000	3,384
La Mondiale SAM	2.125%	6/23/31	EUR	1,000	1,199
La Mondiale SAM	5.050%	12/29/49	EUR	2,164	2,899
La Poste SA	2.750%	11/26/24	EUR	1,400	1,764
La Poste SA	1.125%	6/4/25	EUR	3,200	3,845
La Poste SA	0.625%	10/21/26	EUR	3,100	3,653
La Poste SA	0.375%	9/17/27	EUR	6,300	7,319
La Poste SA	1.450%	11/30/28	EUR	700	871
La Poste SA	0.000%	7/18/29	EUR	5,300	5,891
La Poste SA	1.375%	4/21/32	EUR	14,300	17,551
Legrand SA	0.750%	5/20/30	EUR	2,000	2,375
Legrand SA	1.875%	7/6/32	EUR	200	261
LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	2,863	3,926
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/24	EUR	9,000	10,447
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	3,206	3,782
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	8,000	9,227
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	3,100	4,187
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	3,200	3,685
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	2,000	2,306
Mercialys SA	1.787%	3/31/23	EUR	1,600	1,887
MMS USA Investments Inc.	0.625%	6/13/25	EUR	7,700	9,006
MMS USA Investments Inc.	1.750%	6/13/31	EUR	2,000	2,476
Orange SA	0.750%	9/11/23	EUR	600	705
Orange SA	1.125%	7/15/24	EUR	3,100	3,690
Orange SA	1.000%	5/12/25	EUR	3,200	3,811
Orange SA	1.000%	9/12/25	EUR	4,400	5,251
Orange SA	5.250%	12/5/25	GBP	435	687
Orange SA	0.000%	9/4/26	EUR	2,300	2,627
Orange SA	0.875%	2/3/27	EUR	200	238
32

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orange SA	1.250%	7/7/27	EUR	2,600	3,157
Orange SA	1.375%	3/20/28	EUR	11,600	14,237
Orange SA	8.125%	11/20/28	GBP	2,069	4,018
Orange SA	1.375%	1/16/30	EUR	800	987
Orange SA	1.875%	9/12/30	EUR	11,400	14,605
Orange SA	3.250%	1/15/32	GBP	7,400	11,204
Orange SA	1.625%	4/7/32	EUR	3,200	4,024
Orange SA	0.500%	9/4/32	EUR	6,200	6,960
Orange SA	8.125%	1/28/33	EUR	117	240
Orange SA	1.375%	9/4/49	EUR	1,400	1,691
Orange SA	5.000%	10/29/49	EUR	4,387	5,973
Orange SA	5.750%	10/29/49	GBP	2,227	3,217
Orange SA	5.250%	12/29/49	EUR	4,140	5,277
Orange SA	1.375%	12/31/99	EUR	2,000	2,272
Orange SA	2.375%	12/31/99	EUR	1,900	2,292
Pernod Ricard SA	1.125%	4/7/25	EUR	100	120
Pernod Ricard SA	1.500%	5/18/26	EUR	1,000	1,223
Pernod Ricard SA	0.875%	10/24/31	EUR	3,600	4,290
PSA Banque France SA	0.625%	6/21/24	EUR	3,000	3,511
PSA Tresorerie GIE	6.000%	9/19/33	EUR	1,257	2,139
Publicis Groupe SA	1.125%	12/16/21	EUR	2,300	2,661
RCI Banque SA	1.875%	11/8/22	GBP	573	789
RCI Banque SA	1.000%	5/17/23	EUR	2,036	2,382
RCI Banque SA	1.375%	3/8/24	EUR	3,501	4,150
RCI Banque SA	1.625%	4/11/25	EUR	6,991	8,357
RCI Banque SA	1.750%	4/10/26	EUR	6,724	8,105
RCI Banque SA	1.625%	5/26/26	EUR	414	498
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	4,200	5,130
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	11,800	13,349
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	700	943
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	1,600	1,983
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	1,900	2,500
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	6,300	7,368
SANEF SA	0.950%	10/19/28	EUR	600	702
Sanofi	0.500%	3/21/23	EUR	4,700	5,484
Sanofi	2.500%	11/14/23	EUR	1,600	1,942
Sanofi	1.000%	4/1/25	EUR	6,800	8,127
Sanofi	1.750%	9/10/26	EUR	2,300	2,873
Sanofi	1.125%	4/5/28	EUR	3,400	4,156
Sanofi	0.875%	3/21/29	EUR	3,200	3,849
Sanofi	1.500%	4/1/30	EUR	6,800	8,577
Sanofi	1.875%	3/21/38	EUR	2,400	3,309
SCOR SE	3.000%	6/8/46	EUR	1,600	2,032
SCOR SE	3.625%	5/27/48	EUR	1,800	2,422
SCOR SE	1.375%	9/17/51	EUR	2,500	2,851
Societe Generale SA	0.750%	5/26/23	EUR	1,600	1,879
Societe Generale SA	4.000%	6/7/23	EUR	1,400	1,718
Societe Generale SA	1.250%	2/15/24	EUR	6,000	7,135
Societe Generale SA	1.125%	1/23/25	EUR	3,700	4,400
Societe Generale SA	1.125%	4/21/26	EUR	4,000	4,737
Societe Generale SA	0.750%	1/25/27	EUR	4,700	5,458
Societe Generale SA	0.847%	5/26/27	JPY	600,000	5,246
Societe Generale SA	1.250%	12/7/27	GBP	4,000	5,215
Societe Generale SA	2.125%	9/27/28	EUR	3,500	4,381
Societe Generale SA	0.500%	6/12/29	EUR	8,400	9,455
33

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Generale SA	1.250%	6/12/30	EUR	2,600	3,058
Societe Generale SA	1.000%	11/24/30	EUR	2,000	2,305
Societe Generale SCF SA	4.250%	2/3/23	EUR	1,500	1,835
Societe Generale SFH SA	0.500%	1/20/23	EUR	600	701
Societe Generale SFH SA	0.250%	9/11/23	EUR	200	233
Societe Generale SFH SA	2.000%	4/29/24	EUR	4,300	5,236
Societe Generale SFH SA	0.500%	1/30/25	EUR	2,900	3,412
Societe Generale SFH SA	0.500%	1/28/26	EUR	3,600	4,247
Societe Generale SFH SA	0.750%	1/19/28	EUR	3,200	3,843
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,200	1,363
Societe Generale SFH SA	0.010%	2/5/31	EUR	2,500	2,824
Sodexo SA	0.750%	4/27/25	EUR	4,000	4,719
Sodexo SA	2.500%	6/24/26	EUR	117	150
Sodexo SA	1.750%	6/26/28	GBP	2,545	3,493
Suez SA	2.750%	10/9/23	EUR	1,000	1,220
Suez SA	5.500%	7/22/24	EUR	1,550	2,063
Suez SA	1.000%	4/3/25	EUR	3,300	3,925
Suez SA	1.250%	4/2/27	EUR	6,400	7,737
Suez SA	1.500%	4/3/29	EUR	3,100	3,823
Suez SA	5.375%	12/2/30	GBP	200	351
TDF Infrastructure SAS	2.500%	4/7/26	EUR	100	124
Terega SA	0.875%	9/17/30	EUR	1,600	1,843
Terega SASU	0.625%	2/27/28	EUR	1,000	1,141
Thales SA	0.000%	3/26/26	EUR	3,000	3,427
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	5,400	6,980
TotalEnergies Capital International SA	2.125%	3/15/23	EUR	1,300	1,554
TotalEnergies Capital International SA	0.625%	10/4/24	EUR	3,800	4,479
TotalEnergies Capital International SA	1.375%	3/19/25	EUR	4,400	5,320
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	2,948	4,102
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	2,600	3,341
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	1,400	1,793
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	5,200	6,379
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	7,200	8,494
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	200	248
TotalEnergies Capital International SA	0.952%	5/18/31	EUR	3,000	3,579
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	3,400	4,430
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	4,200	5,351
TotalEnergies SE	2.625%	12/29/49	EUR	6,966	8,462
TotalEnergies SE	2.708%	12/29/49	EUR	4,328	5,155
TotalEnergies SE	3.369%	12/29/49	EUR	2,291	2,908
TotalEnergies SE	1.625%	12/31/99	EUR	6,530	7,520
TotalEnergies SE	1.750%	12/31/99	EUR	2,578	3,040
TotalEnergies SE	2.000%	12/31/99	EUR	4,000	4,600
UMG Groupe VYV	1.625%	7/2/29	EUR	1,300	1,590
Unibail-Rodamco-Westfield SE	2.500%	2/26/24	EUR	601	737
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	3,182	3,789
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	3,700	4,408
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	113	137
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,100	1,306
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	6,400	7,407
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	5,000	6,543
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	2,387	2,848
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	4,800	5,895
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,400	5,145
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	7,000	7,726
34

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	900	1,108
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	414	505
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	200	249
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	2,400	2,679
Veolia Environnement SA	0.892%	1/14/24	EUR	4,100	4,826
Veolia Environnement SA	1.590%	1/10/28	EUR	2,000	2,477
Veolia Environnement SA	0.927%	1/4/29	EUR	1,600	1,902
Veolia Environnement SA	6.125%	11/25/33	EUR	1,394	2,561
Vinci SA	1.000%	9/26/25	EUR	1,600	1,916
Vinci SA	2.250%	3/15/27	GBP	200	285
Vinci SA	0.000%	11/27/28	EUR	2,000	2,263
Vinci SA	1.625%	1/18/29	EUR	8,100	10,177
Vinci SA	1.750%	9/26/30	EUR	2,200	2,837
Vinci SA	2.750%	9/15/34	GBP	2,200	3,327
Vivendi SE	1.125%	12/11/28	EUR	1,700	2,038
					2,051,230
Germany (2.4%)
Aareal Bank AG	0.125%	2/1/24	EUR	1,591	1,853
Aareal Bank AG	0.375%	7/15/25	EUR	700	821
Aareal Bank AG	0.010%	2/1/28	EUR	18,800	21,608
Allianz Finance II BV	0.875%	1/15/26	EUR	600	717
Allianz Finance II BV	0.875%	12/6/27	EUR	3,000	3,609
Allianz Finance II BV	3.000%	3/13/28	EUR	900	1,224
Allianz Finance II BV	0.500%	1/14/31	EUR	4,000	4,651
Allianz SE	2.241%	7/7/45	EUR	2,200	2,683
Allianz SE	4.750%	12/31/49	EUR	1,800	2,250
Allianz SE	2.121%	7/8/50	EUR	4,300	5,225
Allianz SE	3.375%	12/31/99	EUR	5,800	7,205
alstria office REIT-AG	1.500%	11/15/27	EUR	3,200	3,800
Aroundtown SA	0.625%	7/9/25	EUR	600	696
Aroundtown SA	4.625%	9/18/25	CAD	450	385
Aroundtown SA	1.875%	1/19/26	EUR	6,500	7,918
Aroundtown SA	1.500%	5/28/26	EUR	3,200	3,838
Aroundtown SA	0.000%	7/16/26	EUR	6,000	6,717
Aroundtown SA	2.000%	11/2/26	EUR	2,200	2,699
Aroundtown SA	1.625%	1/31/28	EUR	1,400	1,676
Aroundtown SA	1.450%	7/9/28	EUR	4,800	5,675
Aroundtown SA	3.000%	10/16/29	GBP	2,832	4,057
Aroundtown SA	3.625%	4/10/31	GBP	6,000	8,969
Aroundtown SA	1.625%	12/31/99	EUR	4,000	4,415
Aroundtown SA	2.125%	12/31/99	EUR	5,300	6,122
BASF SE	2.000%	12/5/22	EUR	3,182	3,775
BASF SE	1.750%	3/11/25	GBP	156	217
BASF SE	1.500%	5/22/30	EUR	2,545	3,220
BASF SE	0.875%	10/6/31	EUR	117	142
BASF SE	1.450%	12/13/32	EUR	5,300	6,763
Bayer AG	0.050%	1/12/25	EUR	4,500	5,184
Bayer AG	0.750%	1/6/27	EUR	4,200	4,920
Bayer AG	0.375%	1/12/29	EUR	4,000	4,513
Bayer AG	0.625%	7/12/31	EUR	3,100	3,445
Bayer AG	1.375%	7/6/32	EUR	3,200	3,774
Bayer AG	1.000%	1/12/36	EUR	3,100	3,393
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	4,800	5,593
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	3,300	4,196
Bayerische Landesbank	2.000%	7/11/22	EUR	136	160
35

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bayerische Landesbank	0.350%	12/1/22	EUR	1,591	1,854
Bayerische Landesbank	1.625%	4/18/23	EUR	1,591	1,892
Bayerische Landesbank	0.500%	3/19/25	EUR	3,182	3,750
Bayerische Landesbank	0.625%	7/19/27	EUR	637	760
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	2,002	2,381
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	955	1,159
Berlin Hyp AG	0.000%	11/29/21	EUR	200	231
Berlin Hyp AG	0.125%	10/23/23	EUR	8,113	9,445
Berlin Hyp AG	0.125%	1/5/24	EUR	1,591	1,853
Berlin Hyp AG	0.375%	5/3/24	EUR	2,485	2,912
Berlin Hyp AG	0.375%	2/21/25	EUR	10,000	11,726
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	11,749
Berlin Hyp AG	0.250%	5/19/33	EUR	5,920	6,786
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	200	236
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	1,900	2,304
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	2,600	3,291
BMW Canada Inc.	2.410%	11/27/23	CAD	2,000	1,645
BMW Canada Inc.	0.990%	1/14/25	CAD	1,600	1,261
BMW Finance NV	1.000%	2/15/22	EUR	429	498
BMW Finance NV	0.000%	4/14/23	EUR	6,000	6,961
BMW Finance NV	0.375%	7/10/23	EUR	3,341	3,902
BMW Finance NV	0.625%	10/6/23	EUR	3,564	4,183
BMW Finance NV	0.750%	4/15/24	EUR	286	337
BMW Finance NV	1.000%	11/14/24	EUR	3,749	4,467
BMW Finance NV	0.875%	4/3/25	EUR	2,927	3,479
BMW Finance NV	1.000%	8/29/25	EUR	2,539	3,038
BMW Finance NV	0.000%	1/11/26	EUR	9,530	10,961
BMW Finance NV	0.375%	1/14/27	EUR	4,773	5,563
BMW Finance NV	1.500%	2/6/29	EUR	5,470	6,852
BMW Finance NV	0.200%	1/11/33	EUR	3,071	3,363
Brenntag Finance BV	1.125%	9/27/25	EUR	1,146	1,368
Commerzbank AG	0.250%	1/26/22	EUR	1,273	1,474
Commerzbank AG	0.500%	9/13/23	EUR	319	372
Commerzbank AG	0.125%	1/9/24	EUR	10,000	11,645
Commerzbank AG	0.050%	7/11/24	EUR	1,591	1,849
Commerzbank AG	0.625%	8/28/24	EUR	3,182	3,732
Commerzbank AG	0.625%	3/13/25	EUR	5,927	7,010
Commerzbank AG	0.625%	5/28/25	EUR	2,863	3,388
Commerzbank AG	0.875%	9/8/25	EUR	3,214	3,843
Commerzbank AG	1.000%	3/4/26	EUR	4,804	5,708
Commerzbank AG	0.500%	6/9/26	EUR	4,773	5,641
Commerzbank AG	0.500%	12/4/26	EUR	4,773	5,535
Commerzbank AG	0.125%	12/15/26	EUR	3,755	4,355
Commerzbank AG	0.625%	8/24/27	EUR	350	417
Commerzbank AG	0.010%	3/11/30	EUR	2,863	3,255
Commerzbank AG	1.250%	1/9/34	EUR	2,227	2,840
Covestro AG	1.750%	9/25/24	EUR	3,182	3,846
Daimler AG	1.625%	8/22/23	EUR	5,000	5,966
Daimler AG	0.000%	2/8/24	EUR	156	181
Daimler AG	0.375%	11/8/26	EUR	4,773	5,557
Daimler AG	1.000%	11/15/27	EUR	3,000	3,600
Daimler AG	0.750%	2/8/30	EUR	2,863	3,364
Daimler AG	2.375%	5/22/30	EUR	2,000	2,659
Daimler AG	0.750%	9/10/30	EUR	1,591	1,874
Daimler AG	2.000%	2/27/31	EUR	4,164	5,402
36

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Daimler AG	1.125%	11/6/31	EUR	3,182	3,821
Daimler AG	1.125%	8/8/34	EUR	2,863	3,427
Daimler AG	2.125%	7/3/37	EUR	765	1,024
Daimler Canada Finance Inc.	2.540%	8/21/23	CAD	2,300	1,893
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	1,150	955
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	2,860	2,276
Daimler International Finance BV	0.625%	2/27/23	EUR	3,460	4,046
Daimler International Finance BV	0.875%	4/9/24	EUR	4,939	5,840
Daimler International Finance BV	2.625%	4/7/25	EUR	8,558	10,747
Daimler International Finance BV	1.000%	11/11/25	EUR	6,682	7,986
Daimler International Finance BV	1.375%	6/26/26	EUR	5,536	6,759
Daimler International Finance BV	2.000%	8/22/26	EUR	13,120	16,450
Daimler International Finance BV	0.625%	5/6/27	EUR	4,773	5,615
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	1,600	1,863
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	100	120
Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	5,887	7,151
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	1,273	1,586
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	320	367
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	1,420	1,115
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	9,571	13,202
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	795	964
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	173	243
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	1,788	2,105
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	122	150
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,113	1,519
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	907	1,051
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	955	1,190
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	859	1,027
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	5,000	5,361
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	3,118	3,968
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	2,894	3,331
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	2,100	2,360
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	3,219	3,994
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	6,818	7,011
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	2,500	2,932
Deutsche Bahn Finance GmbH	0.950%	12/31/99	EUR	1,400	1,616
Deutsche Bank AG	2.375%	1/11/23	EUR	3,800	4,527
Deutsche Bank AG	1.125%	8/30/23	EUR	8,059	9,530
Deutsche Bank AG	0.625%	12/19/23	CHF	3,660	4,032
Deutsche Bank AG	0.250%	3/8/24	EUR	2,959	3,455
Deutsche Bank AG	2.625%	12/16/24	GBP	4,200	5,875
Deutsche Bank AG	2.625%	2/12/26	EUR	6,100	7,640
Deutsche Bank AG	1.625%	1/20/27	EUR	900	1,083
Deutsche Bank AG	0.750%	2/17/27	EUR	9,000	10,395
Deutsche Bank AG	1.750%	1/17/28	EUR	1,500	1,814
Deutsche Bank AG	0.250%	8/31/28	EUR	1,591	1,851
Deutsche Bank AG	1.750%	11/19/30	EUR	10,100	12,132
Deutsche Boerse AG	1.625%	10/8/25	EUR	1,304	1,601
Deutsche Boerse AG	1.125%	3/26/28	EUR	3,182	3,884
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	4,800	5,593
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	2,500	2,920
Deutsche Hypothekenbank AG	0.750%	3/5/29	EUR	13,000	15,633
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	200	242
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	600	710
Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	3,182	3,698
37

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	6,400	7,402
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	25,700	30,613
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	1,941	2,568
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	3,182	4,063
Deutsche Post AG	2.750%	10/9/23	EUR	637	779
Deutsche Post AG	2.875%	12/11/24	EUR	637	805
Deutsche Post AG	1.250%	4/1/26	EUR	4,000	4,845
Deutsche Post AG	0.375%	5/20/26	EUR	1,741	2,034
Deutsche Post AG	1.625%	12/5/28	EUR	7,075	8,919
Deutsche Post AG	0.750%	5/20/29	EUR	765	911
Deutsche Telekom AG	0.500%	7/5/27	EUR	6,045	7,060
Deutsche Telekom AG	1.375%	7/5/34	EUR	955	1,155
Deutsche Telekom AG	2.250%	3/29/39	EUR	1,353	1,844
Deutsche Telekom AG	1.750%	12/9/49	EUR	1,591	1,971
Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	6,396	7,466
Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	3,819	4,465
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	1,399	1,759
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	4,443	5,990
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	4,773	6,829
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	7,021	8,516
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,000	2,407
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	3,000	3,664
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	4,666	5,763
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	286	571
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,768	11,312
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	1,998	3,952
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	286	562
Deutsche Wohnen SE	1.000%	4/30/25	EUR	3,200	3,797
DZ HYP AG	0.125%	9/30/22	EUR	4,137	4,808
DZ HYP AG	0.375%	6/6/25	EUR	600	704
DZ HYP AG	0.500%	11/13/25	EUR	5,091	6,012
DZ HYP AG	0.750%	2/2/26	EUR	3,200	3,819
DZ HYP AG	0.375%	3/31/26	EUR	1,973	2,319
DZ HYP AG	0.100%	8/31/26	EUR	200	232
DZ HYP AG	0.500%	9/30/26	EUR	3,182	3,763
DZ HYP AG	0.500%	4/1/27	EUR	1,600	1,894
DZ HYP AG	0.750%	6/30/27	EUR	382	458
DZ HYP AG	0.625%	8/30/27	EUR	3,200	3,817
DZ HYP AG	0.010%	10/27/28	EUR	9,000	10,313
DZ HYP AG	0.875%	1/30/29	EUR	3,182	3,869
DZ HYP AG	0.050%	6/29/29	EUR	3,182	3,642
DZ HYP AG	0.875%	1/18/30	EUR	3,900	4,752
DZ HYP AG	0.010%	3/29/30	EUR	13,059	14,848
DZ HYP AG	0.875%	4/17/34	EUR	3,182	3,899
DZ HYP AG	0.375%	11/10/34	EUR	5,000	5,764
E.ON International Finance BV	5.625%	12/6/23	GBP	446	665
E.ON International Finance BV	1.000%	4/13/25	EUR	1,591	1,892
E.ON International Finance BV	1.625%	5/30/26	EUR	4,073	5,001
E.ON International Finance BV	1.500%	7/31/29	EUR	17,626	21,820
E.ON International Finance BV	6.250%	6/3/30	GBP	6,809	12,340
E.ON International Finance BV	6.375%	6/7/32	GBP	2,005	3,816
E.ON International Finance BV	4.750%	1/31/34	GBP	1,800	3,106
E.ON International Finance BV	5.875%	10/30/37	GBP	3,650	7,313
E.ON International Finance BV	6.750%	1/27/39	GBP	150	329
E.ON International Finance BV	6.125%	7/6/39	GBP	950	1,991
38

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
E.ON SE	0.375%	4/20/23	EUR	4,853	5,655
E.ON SE	0.250%	10/24/26	EUR	4,773	5,506
E.ON SE	0.375%	9/29/27	EUR	1,591	1,843
E.ON SE	0.750%	2/20/28	EUR	3,126	3,694
E.ON SE	1.625%	5/22/29	EUR	5,865	7,311
E.ON SE	0.350%	2/28/30	EUR	5,491	6,223
E.ON SE	0.875%	8/20/31	EUR	2,050	2,412
E.ON SE	0.625%	11/7/31	EUR	5,505	6,279
E.ON SE	0.600%	10/1/32	EUR	1,713	1,950
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	1,100	1,279
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	4,000	4,655
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	3,300	3,913
EnBW International Finance BV	0.625%	4/17/25	EUR	4,518	5,311
EnBW International Finance BV	2.500%	6/4/26	EUR	637	814
EnBW International Finance BV	0.250%	10/19/30	EUR	3,023	3,398
EnBW International Finance BV	0.500%	3/1/33	EUR	7,000	7,830
EnBW International Finance BV	6.125%	7/7/39	EUR	1,363	2,893
Eurogrid GmbH	1.625%	11/3/23	EUR	4,400	5,244
Eurogrid GmbH	1.875%	6/10/25	EUR	6,300	7,705
Eurogrid GmbH	1.500%	4/18/28	EUR	2,000	2,459
Evonik Industries AG	0.625%	9/18/25	EUR	1,600	1,877
EWE AG	0.250%	6/8/28	EUR	5,000	5,694
EWE AG	0.375%	10/22/32	EUR	18,581	20,454
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	3,321	3,955
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	3,530	4,019
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	500	684
Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	2,291	2,663
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	3,182	3,839
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	2,863	3,600
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	3,182	3,900
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	3,659	4,255
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,819	5,059
Grand City Properties SA	1.500%	4/17/25	EUR	1,600	1,926
Grand City Properties SA	1.375%	8/3/26	EUR	5,800	6,941
Grand City Properties SA	1.500%	2/22/27	EUR	3,700	4,443
Grand City Properties SA	2.500%	12/31/99	EUR	200	236
Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	3,439	4,013
Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	5,200	6,072
Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,000	2,495
Hannover Rueck SE	1.750%	10/8/40	EUR	6,000	7,133
HeidelbergCement AG	2.250%	3/30/23	EUR	2,545	3,024
HeidelbergCement AG	2.250%	6/3/24	EUR	3,405	4,142
HeidelbergCement AG	1.500%	2/7/25	EUR	4,455	5,356
HeidelbergCement Finance Luxembourg SA	2.500%	10/9/24	EUR	4,000	4,932
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	2,450	2,980
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	6,182	7,377
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	5,564	6,863
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	156	182
HOCHTIEF AG	0.625%	4/26/29	EUR	1,000	1,116
Infineon Technologies AG	2.000%	6/24/32	EUR	1,000	1,260
ING-DiBa AG	0.250%	10/9/23	EUR	1,600	1,868
ING-DiBa AG	0.250%	11/16/26	EUR	1,600	1,871
ING-DiBa AG	0.125%	5/23/27	EUR	16,600	19,246
ING-DiBa AG	1.250%	10/9/33	EUR	4,200	5,364
ING-DiBa AG	1.000%	5/23/39	EUR	6,100	7,707
39

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	2,300	2,662
Landesbank Baden-Wuerttemberg	0.125%	2/21/22	EUR	975	1,129
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	637	743
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	200	234
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	3,200	3,738
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	6,100	8,351
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	3,182	3,732
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	21,200	24,542
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	2,612	2,992
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	5,900	6,681
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	7,200	8,371
Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	4,800	5,595
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	100	120
Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	3,200	3,748
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	700	816
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	2,900	3,392
LANXESS AG	1.125%	5/16/25	EUR	3,023	3,613
LEG Immobilien SE	1.250%	1/23/24	EUR	100	118
LEG Immobilien SE	0.875%	11/28/27	EUR	1,600	1,880
Merck Financial Services GmbH	0.005%	12/15/23	EUR	6,400	7,423
Merck KGaA	1.625%	9/9/80	EUR	3,500	4,137
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	10,300	12,170
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	382	455
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	4,137	4,932
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	4,773	5,696
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	4,057	5,434
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	2,959	3,723
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	1,530	1,622
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	5,000	5,737
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	1,400	1,840
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	350	410
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	3,182	3,708
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	2,200	2,669
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	200	268
RWE AG	0.625%	6/11/31	EUR	2,000	2,291
Santander Consumer Bank AG	0.250%	10/15/24	EUR	4,600	5,334
SAP SE	1.125%	2/20/23	EUR	843	989
SAP SE	0.000%	5/17/23	EUR	2,000	2,322
SAP SE	0.750%	12/10/24	EUR	200	237
SAP SE	0.125%	5/18/26	EUR	5,000	5,787
SAP SE	1.750%	2/22/27	EUR	3,000	3,752
SAP SE	1.250%	3/10/28	EUR	1,900	2,330
SAP SE	0.375%	5/18/29	EUR	2,000	2,319
SAP SE	1.625%	3/10/31	EUR	5,500	6,978
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	8,600	10,034
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	4,439	5,138
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	200	289
Siemens Financieringsmaatschappij NV	1.000%	9/6/27	EUR	1,000	1,209
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	2,000	2,701
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	4,000	4,594
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	3,182	3,630
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	5,043	6,253
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	1,600	1,841
40

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	2,227	2,546
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	2,927	3,919
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	1,800	3,368
Talanx AG	2.500%	7/23/26	EUR	600	775
Talanx AG	2.250%	12/5/47	EUR	3,300	4,058
Traton Finance Luxembourg SA	0.000%	6/14/24	EUR	6,000	6,912
Traton Finance Luxembourg SA	0.125%	3/24/25	EUR	4,500	5,161
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	3,100	3,546
UniCredit Bank AG	0.125%	10/26/23	EUR	637	742
UniCredit Bank AG	1.875%	4/9/24	EUR	1,622	1,969
UniCredit Bank AG	0.625%	11/20/25	EUR	2,132	2,528
UniCredit Bank AG	0.010%	11/19/27	EUR	10,000	11,504
UniCredit Bank AG	0.010%	9/15/28	EUR	3,628	4,157
UniCredit Bank AG	0.875%	1/11/29	EUR	4,041	4,911
UniCredit Bank AG	0.125%	11/22/29	EUR	7,000	8,042
UniCredit Bank AG	0.010%	6/24/30	EUR	5,000	5,674
UniCredit Bank AG	0.250%	1/15/32	EUR	6,205	7,138
UniCredit Bank AG	0.850%	5/22/34	EUR	14,804	18,089
Vantage Towers AG	0.000%	3/31/25	EUR	1,000	1,146
Vantage Towers AG	0.750%	3/31/30	EUR	1,200	1,367
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	2,578	3,145
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	3,659	4,662
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	3,628	4,246
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	15,400	18,302
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	414	494
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	1,700	2,148
Volkswagen Financial Services AG	0.875%	4/12/23	EUR	6,350	7,436
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	1,909	2,289
Volkswagen Financial Services AG	0.000%	2/12/25	EUR	4,000	4,580
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	5,637	7,070
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	10,363	13,928
Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	AUD	680	516
Volkswagen Financial Services NV	1.125%	9/18/23	GBP	4,000	5,437
Volkswagen Financial Services NV	0.875%	2/20/25	GBP	5,000	6,678
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	117	163
Volkswagen International Finance NV	3.375%	11/16/26	GBP	2,300	3,376
Volkswagen International Finance NV	1.875%	3/30/27	EUR	8,300	10,307
Volkswagen International Finance NV	3.250%	11/18/30	EUR	600	828
Volkswagen International Finance NV	4.125%	11/17/31	GBP	3,100	4,951
Volkswagen International Finance NV	1.250%	9/23/32	EUR	1,900	2,253
Volkswagen International Finance NV	3.300%	3/22/33	EUR	100	142
Volkswagen International Finance NV	4.125%	11/16/38	EUR	7,300	11,754
Volkswagen International Finance NV	1.500%	1/21/41	EUR	3,000	3,432
Volkswagen International Finance NV	4.625%	3/29/49	EUR	306	396
Volkswagen International Finance NV	5.125%	9/29/49	EUR	1,304	1,624
Volkswagen International Finance NV	2.700%	12/31/99	EUR	3,700	4,373
Volkswagen International Finance NV	3.375%	12/31/99	EUR	5,300	6,482
Volkswagen International Finance NV	3.500%	12/31/99	EUR	6,100	7,530
Volkswagen International Finance NV	3.875%	12/31/99	EUR	3,400	4,282
Volkswagen International Finance NV	3.875%	12/31/99	EUR	6,800	8,573
Volkswagen International Finance NV	4.625%	12/31/99	EUR	3,000	3,951
Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	3,200	3,781
Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	3,643	4,269
Volkswagen Leasing GmbH	0.000%	7/12/23	EUR	5,000	5,777
41

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	732	894
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	3,341	3,954
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	3,691	4,412
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	694	839
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	5,424	6,110
Vonovia Finance BV	0.875%	7/3/23	EUR	100	117
Vonovia Finance BV	2.250%	12/15/23	EUR	4,100	4,974
Vonovia Finance BV	1.625%	4/7/24	EUR	5,000	5,982
Vonovia Finance BV	1.250%	12/6/24	EUR	2,000	2,390
Vonovia Finance BV	1.500%	3/31/25	EUR	1,622	1,954
Vonovia Finance BV	1.800%	6/29/25	EUR	8,000	9,729
Vonovia Finance BV	1.125%	9/8/25	EUR	800	954
Vonovia Finance BV	1.500%	3/22/26	EUR	6,000	7,283
Vonovia Finance BV	1.500%	6/10/26	EUR	1,600	1,944
Vonovia Finance BV	0.625%	7/9/26	EUR	8,000	9,338
Vonovia Finance BV	0.625%	10/7/27	EUR	1,900	2,196
Vonovia Finance BV	1.500%	1/14/28	EUR	200	243
Vonovia Finance BV	2.250%	4/7/30	EUR	3,200	4,087
Vonovia Finance BV	1.125%	9/14/34	EUR	3,200	3,610
Vonovia Finance BV	1.000%	1/28/41	EUR	2,000	2,086
Vonovia Finance BV	4.000%	12/29/49	EUR	800	928
Vonovia SE	0.625%	12/14/29	EUR	7,000	7,935
Vonovia SE	1.000%	6/16/33	EUR	6,000	6,762
Vonovia SE	1.500%	6/14/41	EUR	5,000	5,684
VW Credit Canada Inc.	3.250%	3/29/23	CAD	2,705	2,241
VW Credit Canada Inc.	1.200%	9/25/23	CAD	2,000	1,603
VW Credit Canada Inc.	2.850%	9/26/24	CAD	539	448
VW Credit Canada Inc.	1.500%	9/23/25	CAD	1,975	1,561
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	3,200	3,754
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	5,000	5,938
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	3,200	3,875
					1,722,897
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	117	137
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	200,000	1,749
					1,886
Ireland (0.1%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	585	678
Bank of Ireland Group plc	1.375%	8/29/23	EUR	4,837	5,730
Bank of Ireland Group plc	1.000%	11/25/25	EUR	7,001	8,256
CRH Finance DAC	3.125%	4/3/23	EUR	3,452	4,172
CRH Finance DAC	1.375%	10/18/28	EUR	446	545
CRH Finland Services OYJ	0.875%	11/5/23	EUR	1,700	2,001
CRH Funding BV	1.625%	5/5/30	EUR	3,182	3,969
CRH SMW Finance DAC	1.250%	11/5/26	EUR	9,000	10,869
ESB Finance DAC	3.494%	1/12/24	EUR	319	397
ESB Finance DAC	2.125%	6/8/27	EUR	2,012	2,549
ESB Finance DAC	1.875%	6/14/31	EUR	2,591	3,308
ESB Finance DAC	2.125%	11/5/33	EUR	2,532	3,328
Freshwater Finance plc	5.182%	4/20/35	GBP	637	1,164
Freshwater Finance plc	4.607%	10/17/36	GBP	358	620
GAS Networks Ireland	1.375%	12/5/26	EUR	795	969
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	3,341	4,173
Ryanair DAC	1.125%	8/15/23	EUR	955	1,124
Ryanair DAC	2.875%	9/15/25	EUR	6,918	8,649
42

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	2,500	3,168
					65,669
Italy (0.7%)
2i Rete Gas SpA	3.000%	7/16/24	EUR	1,909	2,377
2i Rete Gas SpA	1.608%	10/31/27	EUR	2,069	2,525
A2A SpA	1.250%	3/16/24	EUR	1,273	1,515
A2A SpA	0.625%	10/28/32	EUR	10,104	11,149
ACEA SpA	1.000%	10/24/26	EUR	1,948	2,316
ACEA SpA	1.500%	6/8/27	EUR	7,724	9,411
ACEA SpA	0.500%	4/6/29	EUR	14,610	16,621
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	1,241	1,478
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	2,317	3,094
Assicurazioni Generali SpA	7.750%	12/12/42	EUR	2,600	3,253
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	5,008	7,001
Assicurazioni Generali SpA	5.000%	6/8/48	EUR	955	1,316
ASTM SpA	1.625%	2/8/28	EUR	2,389	2,830
Banca Monte dei Paschi di Siena SpA	2.875%	7/16/24	EUR	1,795	2,230
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	2,863	3,560
Banco BPM SpA	0.625%	6/8/23	EUR	3,182	3,723
Banco BPM SpA	1.000%	1/23/25	EUR	4,773	5,682
Banco di Desio e della Brianza SpA	0.875%	9/12/24	EUR	5,091	6,021
Buzzi Unicem SpA	2.125%	4/28/23	EUR	414	491
Credit Agricole Italia SpA	0.875%	6/16/23	EUR	3,200	3,765
Credit Agricole Italia SpA	0.250%	9/30/24	EUR	3,500	4,080
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	1,800	2,130
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	4,800	5,806
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	1,600	1,860
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	600	766
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	1,600	2,204
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	100	126
Credito Emiliano SpA	1.125%	1/17/24	EUR	3,182	3,773
Enel Finance International NV	4.875%	4/17/23	EUR	764	950
Enel Finance International NV	5.250%	9/29/23	EUR	543	693
Enel Finance International NV	0.000%	6/17/24	EUR	3,355	3,882
Enel Finance International NV	5.625%	8/14/24	GBP	3,607	5,525
Enel Finance International NV	1.000%	9/16/24	EUR	1,209	1,436
Enel Finance International NV	1.966%	1/27/25	EUR	11,682	14,311
Enel Finance International NV	1.375%	6/1/26	EUR	11,895	14,414
Enel Finance International NV	1.125%	9/16/26	EUR	859	1,030
Enel Finance International NV	0.000%	6/17/27	EUR	3,000	3,389
Enel Finance International NV	0.375%	6/17/27	EUR	10,155	11,707
Enel Finance International NV	1.000%	10/20/27	GBP	986	1,301
Enel Finance International NV	1.125%	10/17/34	EUR	1,655	1,951
Enel Finance International NV	0.875%	6/17/36	EUR	2,000	2,241
Enel Finance International NV	5.750%	9/14/40	GBP	1,581	3,255
Enel SpA	5.625%	6/21/27	EUR	500	744
Enel SpA	5.750%	6/22/37	GBP	955	1,895
Enel SpA	3.500%	5/24/80	EUR	7,545	9,406
Enel SpA	3.375%	11/24/81	EUR	6,000	7,593
Enel SpA	1.375%	12/31/99	EUR	3,000	3,404
Enel SpA	2.250%	12/31/99	EUR	10,100	12,099
Enel SpA	2.500%	12/31/99	EUR	3,532	4,233
Eni SpA	2.625%	11/22/21	EUR	955	1,106
Eni SpA	1.750%	1/18/24	EUR	5,488	6,600
Eni SpA	0.625%	9/19/24	EUR	3,182	3,737
43

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	3.750%	9/12/25	EUR	2,100	2,772
Eni SpA	1.500%	2/2/26	EUR	156	190
Eni SpA	1.250%	5/18/26	EUR	6,000	7,231
Eni SpA	1.500%	1/17/27	EUR	1,591	1,944
Eni SpA	1.625%	5/17/28	EUR	955	1,184
Eni SpA	1.125%	9/19/28	EUR	1,751	2,098
Eni SpA	0.625%	1/23/30	EUR	8,182	9,367
Eni SpA	1.000%	10/11/34	EUR	1,909	2,264
Eni SpA	2.625%	12/31/99	EUR	2,545	3,059
Eni SpA	2.750%	12/31/99	EUR	5,000	5,790
Eni SpA	3.375%	12/31/99	EUR	3,591	4,380
FCA Bank SpA	0.250%	2/28/23	EUR	4,773	5,541
FCA Bank SpA	0.000%	4/16/24	EUR	6,000	6,916
Hera SpA	0.875%	10/14/26	EUR	1,591	1,884
Hera SpA	0.875%	7/5/27	EUR	3,182	3,777
Hera SpA	5.200%	1/29/28	EUR	1,909	2,863
Intesa Sanpaolo SpA	3.625%	12/5/22	EUR	1,400	1,690
Intesa Sanpaolo SpA	1.000%	1/27/23	EUR	5,887	6,918
Intesa Sanpaolo SpA	2.125%	8/30/23	EUR	2,545	3,063
Intesa Sanpaolo SpA	4.000%	10/30/23	EUR	1,941	2,428
Intesa Sanpaolo SpA	1.375%	1/18/24	EUR	4,773	5,685
Intesa Sanpaolo SpA	3.125%	2/5/24	EUR	1,273	1,581
Intesa Sanpaolo SpA	0.500%	3/5/24	EUR	1,600	1,879
Intesa Sanpaolo SpA	1.500%	4/10/24	EUR	1,591	1,901
Intesa Sanpaolo SpA	1.000%	7/4/24	EUR	1,846	2,182
Intesa Sanpaolo SpA	0.500%	7/15/24	EUR	1,751	2,056
Intesa Sanpaolo SpA	3.375%	1/24/25	EUR	3,400	4,371
Intesa Sanpaolo SpA	1.250%	2/7/25	EUR	795	959
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	1,600	1,927
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	3,182	3,822
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	1,300	1,711
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	3,182	3,727
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	4,137	4,865
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	4,359	5,324
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	3,000	3,454
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	8,298	10,117
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	2,863	3,499
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	2,955	4,081
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	2,500	3,390
Iren SpA	0.875%	11/4/24	EUR	1,464	1,729
Iren SpA	1.950%	9/19/25	EUR	1,909	2,336
Italgas SpA	0.875%	4/24/30	EUR	1,909	2,223
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	2,227	2,637
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	3,437	4,191
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	5,091	5,953
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	828	1,034
Snam SpA	0.000%	5/12/24	EUR	955	1,105
Snam SpA	0.875%	10/25/26	EUR	6,254	7,409
Snam SpA	1.000%	9/12/34	EUR	2,545	2,956
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	3,099	3,769
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	4,232	5,051
UniCredit SpA	2.000%	3/4/23	EUR	3,182	3,780
UniCredit SpA	5.250%	4/30/23	EUR	2,863	3,584
UniCredit SpA	1.250%	6/25/25	EUR	10,083	11,944
UniCredit SpA	0.325%	1/19/26	EUR	8,000	9,158
44

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UniCredit SpA	1.200%	1/20/26	EUR	5,000	5,863
	UniCredit SpA	1.250%	6/16/26	EUR	3,141	3,721
	UniCredit SpA	0.375%	10/31/26	EUR	6,061	7,055
	UniCredit SpA	2.200%	7/22/27	EUR	19,182	23,320
	UniCredit SpA	1.800%	1/20/30	EUR	3,224	3,803
	UniCredit SpA	0.850%	1/19/31	EUR	7,989	8,914
						491,430
Japan (0.4%)
	Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	2,227	2,578
	Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	3,000	3,445
	Central Nippon Expressway Co. Ltd.	0.030%	10/30/24	JPY	500,000	4,383
	Central Nippon Expressway Co. Ltd.	0.070%	10/21/25	JPY	450,000	3,949
	Central Nippon Expressway Co. Ltd.	0.050%	5/8/26	JPY	4,600,000	40,327
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	200,000	1,804
	Denso Corp.	0.315%	3/17/28	JPY	300,000	2,648
	East Japan Railway Co.	1.162%	9/15/28	GBP	2,433	3,250
	East Japan Railway Co.	4.875%	6/14/34	GBP	1,750	3,212
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	160,000	1,404
	East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	420,000	3,686
	East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	410,000	3,591
	East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	3,500
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	500,000	4,435
	JT International Financial Services BV	1.000%	11/26/29	EUR	3,564	4,181
	JT International Financial Services BV	2.750%	9/28/33	GBP	1,622	2,361
	JT International Financial Services BV	2.375%	4/7/81	EUR	3,182	3,842
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	29,000	255
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	56,000	499
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	78,000	695
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	223,000	1,984
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	64,000	574
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	23,000	202
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	58,000	514
	Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	3,182	3,718
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	6,045	7,141
	Mitsubishi UFJ Financial Group Inc.	0.366%	7/29/26	JPY	78,000	682
	Mitsubishi UFJ Financial Group Inc.	0.652%	7/26/27	JPY	64,000	567
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	100,000	880
	Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	100,000	877
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	5,091	5,961
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	2,732	3,197
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	1,575	1,865
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	83,000	732
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	1,591	1,784
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	3,182	3,669
	Mizuho Financial Group Inc.	0.843%	4/12/33	EUR	3,000	3,399
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	200,000	1,860
[6]	New Kansai International Airport Co. Ltd.	0.882%	6/27/23	JPY	15,900	142
	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	5,000	5,977
[2]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	713	852
	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	3,682	4,566
[2]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	2,100	2,604
[2]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	3,941	5,054
	NTT Finance Corp.	0.010%	3/3/25	EUR	5,736	6,615
	NTT Finance Corp.	0.342%	3/3/30	EUR	3,318	3,774
	NTT Finance Corp.	0.380%	9/20/30	JPY	1,600,000	14,239
45

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Panasonic Corp.	0.300%	9/20/23	JPY	100,000	885
Panasonic Corp.	0.934%	3/19/25	JPY	400,000	3,603
Panasonic Corp.	0.470%	9/18/26	JPY	600,000	5,308
Shinkin Central Bank	0.110%	4/27/23	JPY	200,000	1,757
Shinkin Central Bank	0.110%	6/27/23	JPY	100,000	879
Shinkin Central Bank	0.110%	10/27/23	JPY	60,000	527
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	36,976	42,494
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	3,182	3,686
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	2,227	2,577
Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	509	598
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	500,000	4,420
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	3,564	4,338
Sumitomo Mitsui Financial Group Inc.	0.585%	3/16/28	JPY	91,000	794
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	3,501	3,998
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	5,759	6,522
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	2,736	3,446
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	5,876
Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	4,423	5,217
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	6,618	9,015
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	3,000	3,581
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	2,705	3,436
Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	7,223	8,474
West Nippon Expressway Co. Ltd.	0.070%	9/20/23	JPY	310,000	2,727
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	290,000	2,561
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	883
					305,076
Luxembourg (0.1%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,000	1,136
ArcelorMittal SA	1.750%	11/19/25	EUR	2,308	2,788
Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	4,550	5,444
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	3,039	3,532
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	5,409	6,350
Eurofins Scientific SE	3.750%	7/17/26	EUR	5,000	6,668
Logicor Financing Sarl	1.500%	11/14/22	EUR	2,227	2,608
Logicor Financing Sarl	2.250%	5/13/25	EUR	986	1,207
Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	4,793
Logicor Financing Sarl	1.625%	7/15/27	EUR	3,182	3,820
Logicor Financing Sarl	3.250%	11/13/28	EUR	2,482	3,265
Logicor Financing Sarl	2.750%	1/15/30	GBP	4,000	5,634
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,000	3,295
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	3,200	3,729
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	1,600	1,865
Prologis International Funding II SA	0.875%	7/9/29	EUR	1,909	2,235
Prologis International Funding II SA	1.625%	6/17/32	EUR	1,273	1,544
SELP Finance Sarl	1.250%	10/25/23	EUR	1,304	1,540
					61,453
Mexico (0.0%)
America Movil SAB de CV	1.500%	3/10/24	EUR	117	140
America Movil SAB de CV	5.000%	10/27/26	GBP	732	1,158
America Movil SAB de CV	0.750%	6/26/27	EUR	1,368	1,601
46

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
America Movil SAB de CV	2.125%	3/10/28	EUR	1,622	2,049
America Movil SAB de CV	5.750%	6/28/30	GBP	1,241	2,190
America Movil SAB de CV	4.375%	8/7/41	GBP	3,068	5,439
America Movil SAB de CV	6.375%	9/6/73	EUR	2,673	3,420
					15,997
Netherlands (0.9%)
ABN AMRO Bank NV	0.500%	7/17/23	EUR	955	1,118
ABN AMRO Bank NV	2.500%	9/5/23	EUR	2,227	2,706
ABN AMRO Bank NV	2.500%	11/29/23	EUR	1,304	1,592
ABN AMRO Bank NV	0.875%	1/15/24	EUR	1,909	2,258
ABN AMRO Bank NV	2.375%	1/23/24	EUR	5,218	6,377
ABN AMRO Bank NV	1.250%	5/28/25	EUR	11,600	13,890
ABN AMRO Bank NV	0.875%	1/14/26	EUR	200	240
ABN AMRO Bank NV	0.600%	1/15/27	EUR	4,800	5,579
ABN AMRO Bank NV	1.500%	9/30/30	EUR	6,905	8,860
ABN AMRO Bank NV	1.000%	4/13/31	EUR	2,600	3,212
ABN AMRO Bank NV	1.000%	6/2/33	EUR	3,000	3,440
ABN AMRO Bank NV	1.375%	1/10/34	EUR	4,600	5,943
ABN AMRO Bank NV	0.375%	1/14/35	EUR	12,800	14,713
ABN AMRO Bank NV	1.375%	1/12/37	EUR	7,000	9,161
ABN AMRO Bank NV	1.450%	4/12/38	EUR	1,100	1,468
ABN AMRO Bank NV	1.125%	4/23/39	EUR	1,600	2,052
ABN AMRO Bank NV	0.400%	9/17/41	EUR	8,000	9,102
Aegon Bank NV	0.250%	5/25/55	EUR	6,000	6,991
Aegon Bank NV	0.375%	11/21/56	EUR	3,200	3,743
Aegon Bank NV	0.750%	6/27/59	EUR	800	954
Aegon NV	1.000%	12/8/23	EUR	350	415
Aegon NV	6.625%	12/16/39	GBP	286	667
Aegon NV	4.000%	4/25/44	EUR	637	798
Akzo Nobel NV	1.750%	11/7/24	EUR	1,146	1,398
Akzo Nobel NV	1.125%	4/8/26	EUR	1,304	1,577
Alliander NV	0.375%	6/10/30	EUR	1,530	1,764
ASML Holding NV	3.375%	9/19/23	EUR	319	394
ASML Holding NV	1.375%	7/7/26	EUR	3,437	4,193
ASML Holding NV	1.625%	5/28/27	EUR	446	554
ASML Holding NV	0.625%	5/7/29	EUR	2,000	2,350
ASR Nederland NV	5.125%	9/29/45	EUR	955	1,285
ASR Nederland NV	3.375%	5/2/49	EUR	1,956	2,506
Coca-Cola HBC Finance BV	1.000%	5/14/27	EUR	5,000	5,944
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	2,545	3,049
Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	3,887	4,539
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	1,829	2,203
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	1,066	1,315
Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	5,500	6,464
Cooperatieve Rabobank UA	0.625%	2/27/24	EUR	3,000	3,524
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	1,300	1,767
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	6,363	8,479
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	1,846	2,243
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	250	204
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	5,275	6,601
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	1,400	1,720
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	4,967	7,936
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	3,600	4,354
Cooperatieve Rabobank UA	0.875%	5/5/28	EUR	5,700	6,734
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	3,200	3,884
47

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,023	4,797
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	2,262	3,804
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	2,400	3,033
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	9,800	11,088
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	2,200	2,955
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	3,900	4,711
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	156	333
CTP NV	1.250%	6/21/29	EUR	2,000	2,286
de Volksbank NV	0.500%	1/30/26	EUR	2,400	2,828
de Volksbank NV	0.250%	6/22/26	EUR	6,000	6,858
de Volksbank NV	0.750%	5/18/27	EUR	1,600	1,917
de Volksbank NV	0.375%	3/3/28	EUR	3,000	3,390
de Volksbank NV	0.750%	10/24/31	EUR	1,591	1,918
Enexis Holding NV	0.875%	4/28/26	EUR	3,900	4,660
Euronext NV	1.125%	6/12/29	EUR	3,000	3,593
EXOR NV	1.750%	1/18/28	EUR	1,686	2,067
EXOR NV	2.250%	4/29/30	EUR	4,224	5,333
Heineken NV	1.500%	12/7/24	EUR	1,622	1,953
Heineken NV	1.625%	3/30/25	EUR	2,545	3,092
Heineken NV	2.875%	8/4/25	EUR	1,878	2,408
Heineken NV	1.375%	1/29/27	EUR	3,214	3,921
Heineken NV	2.250%	3/30/30	EUR	4,773	6,262
Heineken NV	1.250%	5/7/33	EUR	4,000	4,751
Heineken NV	1.750%	5/7/40	EUR	3,071	3,782
ING Bank NV	1.875%	5/22/23	EUR	5,536	6,618
ING Bank NV	0.875%	4/11/28	EUR	5,000	6,060
ING Groep NV	1.000%	9/20/23	EUR	2,000	2,362
ING Groep NV	1.125%	2/14/25	EUR	4,700	5,596
ING Groep NV	0.100%	9/3/25	EUR	5,000	5,770
ING Groep NV	2.125%	1/10/26	EUR	4,800	5,975
ING Groep NV	3.000%	2/18/26	GBP	2,300	3,324
ING Groep NV	2.500%	2/15/29	EUR	3,200	3,876
ING Groep NV	0.250%	2/18/29	EUR	3,600	4,034
ING Groep NV	1.625%	9/26/29	EUR	8,600	10,229
ING Groep NV	0.250%	2/1/30	EUR	8,600	9,543
ING Groep NV	0.875%	6/9/32	EUR	3,000	3,430
Koninklijke Ahold Delhaize NV	1.750%	4/2/27	EUR	5,000	6,210
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	4,000	4,543
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,541	1,881
Koninklijke DSM NV	1.000%	4/9/25	EUR	1,018	1,216
Koninklijke DSM NV	0.250%	6/23/28	EUR	4,000	4,599
Koninklijke KPN NV	0.625%	4/9/25	EUR	3,200	3,761
Koninklijke KPN NV	5.000%	11/18/26	GBP	1,165	1,805
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,723	2,864
Koninklijke KPN NV	0.875%	12/14/32	EUR	1,000	1,133
Koninklijke Philips NV	1.375%	5/2/28	EUR	2,450	3,004
Koninklijke Philips NV	2.000%	3/30/30	EUR	3,182	4,102
LeasePlan Corp. NV	3.500%	4/9/25	EUR	2,000	2,564
LeasePlan Corp. NV	0.250%	2/23/26	EUR	7,000	7,997
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	4,200	4,899
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	11,338
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	2,500	2,954
Nationale-Nederlanden Bank NV	0.250%	2/27/56	EUR	3,500	4,080
Nationale-Nederlanden Bank NV	0.500%	10/10/56	EUR	100	117
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	477	563
48

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,118	7,335
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	955	1,083
NIBC Bank NV	1.125%	4/19/23	EUR	7,732	9,098
NIBC Bank NV	3.125%	11/15/23	GBP	3,900	5,509
NIBC Bank NV	0.875%	7/8/25	EUR	8,100	9,554
NIBC Bank NV	0.250%	9/9/26	EUR	7,000	7,964
NIBC Bank NV	0.500%	3/19/27	EUR	4,900	5,767
NIBC Bank NV	1.000%	9/11/28	EUR	1,600	1,945
NIBC Bank NV	0.010%	10/15/29	EUR	3,200	3,613
NIBC Bank NV	0.625%	6/1/58	EUR	3,700	4,379
NN Group NV	1.625%	6/1/27	EUR	3,000	3,707
NN Group NV	4.625%	1/13/48	EUR	4,673	6,349
NN Group NV	4.375%	6/29/49	EUR	1,619	2,038
PostNL NV	1.000%	11/21/24	EUR	604	715
PostNL NV	0.625%	9/23/26	EUR	1,591	1,864
Royal Schiphol Group NV	0.000%	4/22/25	EUR	7,230	8,318
Royal Schiphol Group NV	2.000%	10/5/26	EUR	2,000	2,505
Royal Schiphol Group NV	2.000%	4/6/29	EUR	11,455	14,615
Royal Schiphol Group NV	0.875%	9/8/32	EUR	5,000	5,777
Shell International Finance BV	1.125%	4/7/24	EUR	3,341	3,978
Shell International Finance BV	0.375%	2/15/25	EUR	7,506	8,768
Shell International Finance BV	1.625%	1/20/27	EUR	7,774	9,634
Shell International Finance BV	0.125%	11/8/27	EUR	1,591	1,816
Shell International Finance BV	1.500%	4/7/28	EUR	8,000	9,890
Shell International Finance BV	1.250%	5/12/28	EUR	117	142
Shell International Finance BV	0.750%	8/15/28	EUR	3,182	3,741
Shell International Finance BV	1.000%	12/10/30	GBP	2,227	2,840
Shell International Finance BV	1.875%	4/7/32	EUR	6,182	7,861
Shell International Finance BV	0.875%	11/8/39	EUR	3,150	3,406
Shell International Finance BV	1.750%	9/10/52	GBP	1,591	1,910
Stedin Holding NV	0.875%	10/24/25	EUR	9,291	11,042
Stedin Holding NV	1.375%	9/19/28	EUR	1,591	1,956
Stedin Holding NV	0.500%	11/14/29	EUR	1,591	1,839
TenneT Holding BV	0.750%	6/26/25	EUR	3,182	3,767
TenneT Holding BV	1.375%	6/5/28	EUR	19,269	23,690
TenneT Holding BV	1.375%	6/26/29	EUR	3,348	4,121
TenneT Holding BV	0.875%	6/3/30	EUR	4,500	5,329
TenneT Holding BV	1.250%	10/24/33	EUR	509	620
TenneT Holding BV	1.875%	6/13/36	EUR	2,306	3,012
TenneT Holding BV	1.500%	6/3/39	EUR	6,387	8,020
TenneT Holding BV	0.500%	11/30/40	EUR	3,819	4,026
Vesteda Finance BV	1.500%	5/24/27	EUR	1,273	1,551
Wolters Kluwer NV	2.875%	3/21/23	EUR	1,591	1,917
Wolters Kluwer NV	0.250%	3/30/28	EUR	1,500	1,712
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,300	1,515
					650,685
New Zealand (0.1%)
ASB Finance Ltd.	0.125%	10/18/23	EUR	1,559	1,812
ASB Finance Ltd.	0.625%	10/18/24	EUR	1,154	1,359
ASB Finance Ltd.	0.750%	10/9/25	EUR	1,591	1,887
ASB Finance Ltd.	0.250%	5/21/31	EUR	24,280	27,628
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	1,622	1,896
BNZ International Funding Ltd.	0.500%	7/3/24	EUR	15,500	18,179
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	4,773	5,635
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	382	608
49

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	484	571
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	3,182	3,733
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	1,850	2,046
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	2,545	2,969
					68,323
Norway (0.5%)
DNB Bank ASA	0.600%	9/25/23	EUR	1,909	2,242
DNB Bank ASA	1.125%	3/20/28	EUR	2,959	3,466
DNB Boligkreditt A/S	1.875%	11/21/22	EUR	4,137	4,898
DNB Boligkreditt A/S	0.250%	4/18/23	EUR	20,031	23,350
DNB Boligkreditt A/S	0.375%	11/20/24	EUR	3,182	3,728
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	4,773	5,656
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	6,396	7,455
DNB Boligkreditt A/S	0.010%	5/12/28	EUR	27,000	30,912
Eika Boligkreditt A/S	2.125%	1/30/23	EUR	3,819	4,553
Eika Boligkreditt A/S	0.375%	2/26/25	EUR	509	596
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	3,824	4,378
Equinor ASA	2.875%	9/10/25	EUR	8,628	11,121
Equinor ASA	0.750%	5/22/26	EUR	5,000	5,930
Equinor ASA	0.750%	11/9/26	EUR	4,550	5,386
Equinor ASA	1.250%	2/17/27	EUR	6,332	7,679
Equinor ASA	6.125%	11/27/28	GBP	4,251	7,555
Equinor ASA	6.875%	3/11/31	GBP	2,275	4,466
Equinor ASA	1.375%	5/22/32	EUR	9,252	11,339
Equinor ASA	1.625%	2/17/35	EUR	3,622	4,522
Equinor ASA	1.625%	11/9/36	EUR	637	796
Equinor ASA	4.250%	4/10/41	GBP	400	741
Norsk Hydro ASA	1.125%	4/11/25	EUR	382	453
Santander Consumer Bank A/S	0.750%	3/1/23	EUR	8,900	10,411
Santander Consumer Bank A/S	0.125%	9/11/24	EUR	4,200	4,855
Santander Consumer Bank A/S	0.125%	4/14/26	EUR	5,000	5,711
SpareBank 1 Boligkreditt A/S	0.750%	9/5/22	EUR	3,182	3,716
SpareBank 1 Boligkreditt A/S	0.375%	3/9/23	EUR	3,739	4,364
SpareBank 1 Boligkreditt A/S	0.375%	6/26/24	EUR	15,000	17,570
SpareBank 1 Boligkreditt A/S	0.500%	1/30/25	EUR	15,000	17,652
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	3,182	3,694
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	13,205	15,406
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	3,182	3,884
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	3,182	3,643
SpareBank 1 SMN	0.750%	7/3/23	EUR	859	1,009
SpareBank 1 SMN	0.010%	2/18/28	EUR	3,224	3,608
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	1,273	1,494
Sparebanken Vest Boligkreditt A/S	0.125%	3/15/23	EUR	15,000	17,457
Sparebanken Vest Boligkreditt A/S	0.375%	2/14/24	EUR	18,824	22,049
Sparebanken Vest Boligkreditt A/S	0.750%	2/27/25	EUR	3,182	3,775
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	18,432	21,717
SR-Boligkreditt A/S	0.750%	1/18/23	EUR	3,182	3,729
SR-Boligkreditt A/S	0.375%	10/3/24	EUR	9,009	10,553
Statkraft A/S	2.500%	11/28/22	EUR	795	946
Statkraft A/S	1.125%	3/20/25	EUR	4,773	5,698
Statkraft A/S	1.500%	3/26/30	EUR	862	1,073
Statnett SF	0.875%	3/8/25	EUR	1,591	1,883
Statnett SF	1.250%	4/26/30	EUR	1,232	1,506
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	1,000	1,119
Telenor ASA	2.500%	5/22/25	EUR	764	962
50

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Telenor ASA	0.750%	5/31/26	EUR	5,155	6,100
	Telenor ASA	1.125%	5/31/29	EUR	4,334	5,247
						352,053
Poland (0.0%)
	ORLEN Capital AB	2.500%	6/7/23	EUR	1,814	2,179
	Polski Koncern Naftowy ORLEN SA	1.125%	5/27/28	EUR	1,000	1,162
						3,341
Portugal (0.1%)
	Banco Santander Totta SA	1.250%	9/26/27	EUR	2,900	3,577
	Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	4,200	5,367
	EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	5,300	6,509
	EDP Finance BV	2.375%	3/23/23	EUR	156	187
	EDP Finance BV	1.875%	9/29/23	EUR	2,832	3,402
	EDP Finance BV	8.625%	1/4/24	GBP	2,865	4,526
	EDP Finance BV	1.125%	2/12/24	EUR	3,628	4,309
	EDP Finance BV	2.000%	4/22/25	EUR	5,155	6,341
	EDP Finance BV	1.875%	10/13/25	EUR	382	470
	EDP Finance BV	1.625%	1/26/26	EUR	9,687	11,840
	EDP Finance BV	0.375%	9/16/26	EUR	3,182	3,684
	EDP Finance BV	1.500%	11/22/27	EUR	915	1,122
	Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	900	1,065
	Ren Finance BV	1.750%	1/18/28	EUR	843	1,042
						53,441
Romania (0.0%)
	NE Property BV	1.875%	10/9/26	EUR	1,909	2,271
Russia (0.0%)
	Gazprom PJSC Via Gaz Capital SA	4.250%	4/6/24	GBP	1,159	1,669
	Gazprom PJSC via Gaz Finance plc	2.950%	4/15/25	EUR	8,260	10,098
	Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	637	1,155
						12,922
Singapore (0.1%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	3,501	4,091
	DBS Group Holdings Ltd.	1.500%	4/11/28	EUR	1,591	1,877
	DBS Group Holdings Ltd.	3.980%	12/31/99	SGD	750	579
	Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	655	764
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	3,182	3,752
	Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/99	SGD	1,000	763
	Temasek Financial I Ltd.	0.500%	11/20/31	EUR	7,001	8,032
	Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,069	4,386
	Temasek Financial I Ltd.	1.250%	11/20/49	EUR	1,637	2,157
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	3,977	4,671
	United Overseas Bank Ltd.	0.100%	5/25/29	EUR	10,600	12,105
						43,177
South Korea (0.0%)
[2]	LG Chem Ltd.	0.500%	4/15/23	EUR	350	407
Spain (0.7%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,200	3,928
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	1,300	1,518
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	100	120
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,000	1,455
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	200	235
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	2,300	2,890
	Abertis Infraestructuras SA	1.250%	2/7/28	EUR	600	708
51

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	3,509
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	7,400	9,259
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,200	1,591
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	1,900	2,301
ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	1,300	1,574
Amadeus IT Group SA	2.500%	5/20/24	EUR	2,000	2,439
Amadeus IT Group SA	1.875%	9/24/28	EUR	2,000	2,442
AYT Cedulas Cajas Global FTA	3.750%	12/14/22	EUR	100	121
AYT Cedulas Cajas Global FTA	4.250%	10/25/23	EUR	200	251
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	3,400	4,879
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	3,200	4,182
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	1,900	2,310
Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	6,700	7,844
Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	1,000	1,185
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	1,000	1,228
Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	1,000	1,165
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,300	3,014
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	4,800	5,768
Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	3,400	3,901
Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	5,500	7,192
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	4,000	4,574
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	3,500	4,049
Banco de Sabadell SA	0.875%	3/5/23	EUR	1,600	1,870
Banco de Sabadell SA	0.125%	10/20/23	EUR	2,500	2,907
Banco de Sabadell SA	1.625%	3/7/24	EUR	6,000	7,173
Banco de Sabadell SA	0.625%	6/10/24	EUR	9,700	11,416
Banco de Sabadell SA	1.125%	3/11/27	EUR	2,200	2,593
Banco Santander SA	1.375%	12/14/22	EUR	2,200	2,591
Banco Santander SA	0.750%	6/12/23	CHF	2,000	2,212
Banco Santander SA	2.750%	9/12/23	GBP	1,800	2,526
Banco Santander SA	1.375%	7/31/24	GBP	1,300	1,780
Banco Santander SA	1.125%	11/27/24	EUR	4,700	5,625
Banco Santander SA	0.463%	12/5/24	JPY	600,000	5,278
Banco Santander SA	1.125%	1/17/25	EUR	1,300	1,543
Banco Santander SA	2.500%	3/18/25	EUR	3,100	3,825
Banco Santander SA	1.000%	4/7/25	EUR	13,700	16,368
Banco Santander SA	1.375%	1/5/26	EUR	800	961
Banco Santander SA	1.500%	1/25/26	EUR	8,300	10,181
Banco Santander SA	3.250%	4/4/26	EUR	3,800	4,860
Banco Santander SA	0.300%	10/4/26	EUR	3,200	3,691
Banco Santander SA	0.500%	2/4/27	EUR	3,600	4,134
Banco Santander SA	0.500%	3/24/27	EUR	6,000	6,907
Banco Santander SA	4.625%	5/4/27	EUR	600	867
Banco Santander SA	2.125%	2/8/28	EUR	900	1,102
Banco Santander SA	0.200%	2/11/28	EUR	3,000	3,396
Banco Santander SA	0.310%	6/9/28	CHF	2,000	2,165
Banco Santander SA	1.125%	10/25/28	EUR	1,600	1,972
Banco Santander SA	0.875%	5/9/31	EUR	3,300	4,019
Banco Santander SA	0.100%	2/27/32	EUR	5,200	5,875
Banco Santander SA	2.000%	11/27/34	EUR	3,700	5,127
Bankinter SA	1.000%	2/5/25	EUR	2,600	3,099
CaixaBank SA	1.125%	1/12/23	EUR	600	704
CaixaBank SA	1.000%	2/8/23	EUR	2,100	2,468
CaixaBank SA	0.750%	4/18/23	EUR	600	702
52

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	1.750%	10/24/23	EUR	3,200	3,826
CaixaBank SA	2.375%	2/1/24	EUR	2,200	2,672
CaixaBank SA	2.625%	3/21/24	EUR	1,800	2,216
CaixaBank SA	1.125%	5/17/24	EUR	2,600	3,087
CaixaBank SA	0.625%	10/1/24	EUR	2,000	2,336
CaixaBank SA	0.375%	2/3/25	EUR	2,000	2,324
CaixaBank SA	4.000%	2/3/25	EUR	3,900	5,097
CaixaBank SA	3.875%	2/17/25	EUR	5,500	7,168
CaixaBank SA	0.625%	3/27/25	EUR	5,800	6,843
CaixaBank SA	1.000%	9/25/25	EUR	3,600	4,307
CaixaBank SA	1.125%	3/27/26	EUR	3,200	3,822
CaixaBank SA	1.375%	6/19/26	EUR	1,600	1,911
CaixaBank SA	0.750%	7/9/26	EUR	9,100	10,689
CaixaBank SA	0.750%	7/10/26	EUR	8,200	9,623
CaixaBank SA	1.125%	11/12/26	EUR	1,600	1,887
CaixaBank SA	0.375%	11/18/26	EUR	4,000	4,589
CaixaBank SA	1.000%	1/17/28	EUR	1,800	2,183
CaixaBank SA	2.750%	7/14/28	EUR	1,300	1,559
CaixaBank SA	2.250%	4/17/30	EUR	4,500	5,427
CaixaBank SA	1.250%	6/18/31	EUR	3,000	3,478
CaixaBank SA	4.125%	3/24/36	EUR	1,500	2,606
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	2,100	2,490
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	4,800	5,638
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	1,100	1,330
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	200	262
Criteria Caixa SA	1.500%	5/10/23	EUR	900	1,065
Criteria Caixa SA	0.875%	10/28/27	EUR	2,100	2,431
Enagas Financiaciones SA	1.250%	2/6/25	EUR	1,700	2,043
Eurocaja Rural SCC	0.875%	5/27/24	EUR	1,600	1,890
FCC Aqualia SA	2.629%	6/8/27	EUR	1,500	1,907
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	1,600	1,968
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	1,450	2,250
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	1,900	2,250
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	4,300	5,109
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	100	127
Iberdrola International BV	1.750%	9/17/23	EUR	3,200	3,835
Iberdrola International BV	0.375%	9/15/25	EUR	5,400	6,310
Iberdrola International BV	1.125%	4/21/26	EUR	1,400	1,691
Iberdrola International BV	1.450%	12/31/99	EUR	4,000	4,631
Iberdrola International BV	1.874%	12/31/99	EUR	6,600	7,775
Iberdrola International BV	1.875%	12/31/99	EUR	100	118
Iberdrola International BV	2.250%	12/31/99	EUR	3,000	3,528
Iberdrola International BV	3.250%	12/31/99	EUR	7,000	8,714
IE2 Holdco SAU	2.875%	6/1/26	EUR	2,500	3,176
IM Cedulas 10 Fondo de Titulazion de Activos	4.500%	2/21/22	EUR	2,300	2,699
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	1,500	1,796
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	2,700	3,272
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	1,300	1,599
LEG Immobilien SE	1.000%	3/14/23	EUR	5,800	6,821
Mapfre SA	1.625%	5/19/26	EUR	200	247
Mapfre SA	4.375%	3/31/47	EUR	1,500	1,994
Mapfre SA	4.125%	9/7/48	EUR	2,300	3,086
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	3,077	3,718
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	3,000	3,425
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	1,900	2,171
53

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Naturgy Capital Markets SA	1.125%	4/11/24	EUR	1,400	1,659
Naturgy Finance BV	2.875%	3/11/24	EUR	1,300	1,605
Naturgy Finance BV	0.875%	5/15/25	EUR	4,900	5,808
Naturgy Finance BV	1.250%	4/19/26	EUR	2,900	3,493
Naturgy Finance BV	1.500%	1/29/28	EUR	1,600	1,968
Naturgy Finance BV	0.750%	11/28/29	EUR	2,000	2,346
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	3,341	4,129
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	2,700	3,799
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	6,300	9,894
Prosegur Cash SA	1.375%	2/4/26	EUR	200	241
Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	2,200	2,640
Redexis Gas Finance BV	1.875%	5/28/25	EUR	3,000	3,640
Redexis Gas Finance BV	1.875%	4/27/27	EUR	6,837	8,369
Repsol International Finance BV	2.250%	12/10/26	EUR	3,200	4,077
Repsol International Finance BV	0.250%	8/2/27	EUR	200	230
Santander Consumer Finance SA	0.875%	5/30/23	EUR	1,100	1,293
Santander Consumer Finance SA	1.125%	10/9/23	EUR	4,800	5,684
Santander Consumer Finance SA	1.000%	2/27/24	EUR	3,500	4,140
Santander Consumer Finance SA	0.375%	6/27/24	EUR	3,200	3,728
Santander Consumer Finance SA	0.375%	1/17/25	EUR	7,900	9,187
Santander Consumer Finance SA	0.000%	2/23/26	EUR	2,000	2,276
Telefonica Emisiones SA	5.289%	12/9/22	GBP	150	215
Telefonica Emisiones SA	3.987%	1/23/23	EUR	6,400	7,786
Telefonica Emisiones SA	1.069%	2/5/24	EUR	5,500	6,503
Telefonica Emisiones SA	1.460%	4/13/26	EUR	1,300	1,583
Telefonica Emisiones SA	1.447%	1/22/27	EUR	2,900	3,526
Telefonica Emisiones SA	2.318%	10/17/28	EUR	100	130
Telefonica Emisiones SA	1.788%	3/12/29	EUR	5,800	7,278
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,250	3,847
Telefonica Emisiones SA	2.932%	10/17/29	EUR	3,700	5,030
Telefonica Emisiones SA	0.664%	2/3/30	EUR	5,900	6,813
Telefonica Emisiones SA	1.807%	5/21/32	EUR	1,900	2,378
Telefonica Emisiones SA	1.957%	7/1/39	EUR	2,545	3,245
Telefonica Europe BV	5.875%	2/14/33	EUR	265	463
					533,588
Sweden (0.9%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	3,786	4,475
Akelius Residential Property AB	1.750%	2/7/25	EUR	477	577
Akelius Residential Property AB	2.375%	8/15/25	GBP	955	1,343
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	5,030	5,775
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	3,200	3,529
Atlas Copco AB	2.500%	2/28/23	EUR	1,432	1,714
Balder Finland OYJ	1.375%	5/24/30	EUR	4,000	4,543
Danske Hypotek AB	1.000%	12/21/22	SEK	64,000	7,534
Essity AB	1.125%	3/27/24	EUR	541	642
Essity AB	1.625%	3/30/27	EUR	509	627
Essity AB	0.250%	2/8/31	EUR	3,530	3,889
Fastighets AB Balder	1.875%	1/23/26	EUR	2,863	3,456
Fastighets AB Balder	1.125%	1/29/27	EUR	3,023	3,518
Fastighets AB Balder	1.250%	1/28/28	EUR	804	928
Investor AB	4.500%	5/12/23	EUR	637	790
Investor AB	0.375%	10/29/35	EUR	4,000	4,364
Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	175,100	20,790
54

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	446	522
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	51,000	6,136
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	22,900	2,723
Molnlycke Holding AB	1.875%	2/28/25	EUR	1,591	1,933
Nordea Hypotek AB	1.250%	9/20/23	SEK	159,100	18,929
Nordea Hypotek AB	1.000%	9/18/24	SEK	409,700	48,765
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	5,000	5,665
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	1,909	2,290
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	7,182	8,302
SBB Treasury OYJ	0.750%	12/14/28	EUR	7,182	7,995
Scania CV AB	0.500%	10/6/23	EUR	5,000	5,833
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	64,000	7,581
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	16,000	1,902
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	78,000	9,271
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	6,363	7,468
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	20,599
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	2,227	2,567
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	350	420
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	5,000	5,710
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	10,047	11,890
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	3,182	3,686
Stadshypotek AB	0.375%	2/22/23	EUR	1,289	1,504
Stadshypotek AB	1.500%	6/1/23	SEK	185,000	22,007
Stadshypotek AB	0.375%	2/21/24	EUR	2,196	2,572
Stadshypotek AB	1.500%	3/1/24	SEK	112,000	13,416
Stadshypotek AB	1.500%	12/3/24	SEK	390,000	47,003
Stadshypotek AB	0.500%	7/11/25	EUR	955	1,126
Stadshypotek AB	0.375%	3/13/26	EUR	11,191	13,131
Stadshypotek AB	0.500%	6/1/26	SEK	240,000	27,891
Stadshypotek AB	0.750%	11/1/27	EUR	2,227	2,674
Stadshypotek AB	2.000%	9/1/28	SEK	32,000	3,949
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	4,455	5,238
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	1,591	1,852
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	5,996	7,165
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	3,214	3,675
Svenska Handelsbanken AB	1.250%	3/2/28	EUR	1,591	1,867
Svenska Handelsbanken AB	1.625%	3/5/29	EUR	1,819	2,173
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	3,182	3,630
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	1,591	1,855
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	112,000	13,296
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	3,501	4,119
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	240,000	27,941
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	1,591	1,885
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	38,000	4,663
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	156	188
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	100,000	11,218
Swedbank AB	1.625%	12/28/22	GBP	1,814	2,502
Swedbank AB	0.400%	8/29/23	EUR	1,622	1,897
Swedbank AB	0.750%	5/5/25	EUR	1,909	2,257
Swedbank AB	0.300%	5/20/27	EUR	8,600	9,868
Swedbank AB	1.000%	11/22/27	EUR	1,878	2,191
Swedbank AB	1.375%	12/8/27	GBP	5,000	6,723
Swedbank AB	0.200%	1/12/28	EUR	7,530	8,485
Swedbank AB	1.500%	9/18/28	EUR	2,000	2,367
Swedbank Hypotek AB	1.000%	12/20/23	SEK	127,200	14,960
55

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Swedbank Hypotek AB	0.400%	5/8/24	EUR	1,591	1,865
Swedbank Hypotek AB	1.000%	9/18/24	SEK	475,700	56,141
Swedbank Hypotek AB	0.050%	5/28/25	EUR	2,000	2,318
Swedbank Hypotek AB	0.500%	2/5/26	EUR	3,182	3,753
Tele2 AB	1.125%	5/15/24	EUR	2,641	3,125
Tele2 AB	2.125%	5/15/28	EUR	973	1,221
Tele2 AB	0.750%	3/23/31	EUR	600	679
Telia Co. AB	4.750%	11/16/21	EUR	955	1,106
Telia Co. AB	3.875%	10/1/25	EUR	637	843
Telia Co. AB	0.125%	11/27/30	EUR	6,459	7,107
Telia Co. AB	2.125%	2/20/34	EUR	3,850	4,996
Vattenfall AB	0.050%	10/15/25	EUR	1,878	2,162
Vattenfall AB	6.875%	4/15/39	GBP	1,591	3,729
					615,014
Switzerland (1.0%)
Adecco International Financial Services BV	1.000%	12/2/24	EUR	319	380
Aquarius & Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,713	2,132
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	100	129
Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	2,863	3,706
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	7,303	9,504
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	637	810
Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	1,910	2,097
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	1,590	1,749
Basler Kantonalbank	0.000%	4/11/22	CHF	1,590	1,741
Basler Kantonalbank	0.375%	8/10/23	CHF	1,690	1,869
Basler Kantonalbank	0.300%	6/22/27	CHF	1,435	1,585
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	1,718	2,095
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	3,000	3,716
Credit Suisse AG	1.000%	6/7/23	EUR	1,718	2,024
Credit Suisse AG	1.500%	4/10/26	EUR	156	189
Credit Suisse Group AG	1.000%	4/14/23	CHF	3,820	4,234
Credit Suisse Group AG	1.250%	7/17/25	EUR	2,227	2,635
Credit Suisse Group AG	2.125%	9/12/25	GBP	4,550	6,278
Credit Suisse Group AG	3.250%	4/2/26	EUR	11,773	14,855
Credit Suisse Group AG	1.000%	6/24/27	EUR	2,177	2,549
Credit Suisse Group AG	0.650%	1/14/28	EUR	5,090	5,808
Credit Suisse Group AG	2.250%	6/9/28	GBP	4,495	6,175
Credit Suisse Group AG	0.625%	1/18/33	EUR	4,000	4,261
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	3,630	3,980
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	1,909	2,466
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	10,393	12,777
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	3,182	3,876
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	3,182	3,987
Flughafen Zurich AG	1.500%	4/17/23	CHF	955	1,067
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	3,182	3,816
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	4,986
Helvetia Europe SA	2.750%	9/30/41	EUR	11,000	13,724
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	3,341	3,942
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,782	2,201
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	4,000	4,957
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	1,000	1,165
56

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	3,401
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	2,932	3,745
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	4,773	5,244
Holcim Ltd.	3.000%	11/22/22	CHF	955	1,079
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	156	227
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	2,545	2,848
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	286	402
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	3,819	4,469
Nestle Finance International Ltd.	0.000%	6/14/26	EUR	5,000	5,750
Nestle Finance International Ltd.	0.125%	11/12/27	EUR	6,000	6,898
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	955	1,176
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	3,182	4,008
Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	4,506
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	7,071	7,537
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	1,941	2,575
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	2,227	2,354
Nestle Finance International Ltd.	0.875%	6/14/41	EUR	2,000	2,294
Novartis AG	0.625%	11/13/29	CHF	880	987
Novartis Finance SA	0.500%	8/14/23	EUR	1,591	1,862
Novartis Finance SA	0.125%	9/20/23	EUR	6,396	7,448
Novartis Finance SA	1.625%	11/9/26	EUR	1,591	1,982
Novartis Finance SA	0.000%	9/23/28	EUR	4,000	4,506
Novartis Finance SA	1.375%	8/14/30	EUR	2,578	3,202
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	955	1,054
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	5,570	6,112
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	2,390	2,653
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	19,410	22,109
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	2,225	2,507
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	1,115	1,292
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	2,545	2,888
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	1,590	1,755
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	3,375	3,807
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	1,590	1,770
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	2,545	2,834
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	3,790	4,612
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	3,405	3,769
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	955	1,191
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	6,365	7,043
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	635	785
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	7,955	8,860
57

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	11,047
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/28	CHF	5,000	5,945
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	2,545	2,852
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	1,590	1,768
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	8,910	9,730
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	4,775	5,398
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	21,880	24,521
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	2,390	2,604
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	4,775	5,349
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	635	758
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	12,500	13,596
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	24,000	25,815
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	3,180	3,481
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	635	777
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/31	CHF	15,000	16,235
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,115	1,260
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	2,945	3,171
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	7,350	9,289
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	2,390	2,801
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	3,245	4,281
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	1,225	1,312
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	1,590	1,795
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	5,570	6,910
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	635	741
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	1,590	1,774
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	1,290	1,382
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	1,275	1,444
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	1,750	2,065
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	2,640	2,900
58

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	1,590	2,107
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	2,625	2,964
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	3,180	3,432
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	1,275	1,399
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	2,125	2,377
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	3,345	3,815
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	5,415	5,959
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	2,390	2,648
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	4,775	5,269
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	320	359
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	10,340	11,373
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	700	786
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	4,775	5,274
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	1,590	1,779
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	955	1,132
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	4,565	5,058
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	2,225	2,619
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	3,180	3,484
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	5,000	5,460
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	2,545	2,983
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	1,150	1,269
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	1,590	1,841
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	6,365	7,073
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	13,035	15,661
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	7,640	8,622
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	1,590	1,777
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	8,230	8,889
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	5,570	6,221
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	3,025	3,397
59

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	2,390	2,621
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	2,225	2,389
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/32	CHF	25,000	26,860
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	3,180	3,601
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	1,910	2,129
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	4,775	5,102
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	4,140	4,669
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	1,590	1,841
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	5,176
Richemont International Holding SA	1.000%	3/26/26	EUR	4,900	5,866
Richemont International Holding SA	1.500%	3/26/30	EUR	3,000	3,745
Richemont International Holding SA	1.125%	5/26/32	EUR	1,530	1,850
Richemont International Holding SA	2.000%	3/26/38	EUR	4,900	6,506
Richemont International Holding SA	1.625%	5/26/40	EUR	3,182	4,019
Roche Finance Europe BV	0.500%	2/27/23	EUR	2,863	3,339
Roche Finance Europe BV	0.875%	2/25/25	EUR	156	186
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	3,500	4,377
Swisscom AG	1.750%	7/10/24	CHF	635	728
UBS AG	0.500%	3/31/31	EUR	4,000	4,540
UBS Group AG	1.750%	11/16/22	EUR	1,591	1,879
UBS Group AG	2.125%	3/4/24	EUR	200	243
UBS Group AG	1.500%	11/30/24	EUR	2,450	2,921
UBS Group AG	1.250%	4/17/25	EUR	6,682	7,940
UBS Group AG	0.250%	1/29/26	EUR	1,591	1,838
UBS Group AG	1.250%	9/1/26	EUR	8,432	10,111
UBS Group AG	0.250%	2/24/28	EUR	6,530	7,382
UBS Group AG	0.250%	11/5/28	EUR	7,530	8,512
UBS Group AG	0.625%	2/24/33	EUR	3,000	3,336
Zuercher Kantonalbank	0.250%	1/27/26	CHF	1,590	1,756
Zuercher Kantonalbank	0.125%	5/13/26	CHF	520	571
Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	110	85
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	4,773	6,032
					735,184
United Arab Emirates (0.0%)
DP World Ltd.	4.250%	9/25/30	GBP	637	966
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	990	802
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	730	525
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	2,227	2,886
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/28	EUR	2,265	2,630
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	2,500	2,877
MDGH - GMTN BV	3.625%	5/30/23	EUR	955	1,169
MDGH - GMTN BV	6.875%	3/14/26	GBP	124	208
					12,063
United Kingdom (2.5%)
3i Group plc	5.750%	12/3/32	GBP	1,591	2,876
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	1,973	2,921
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,037	1,605
60

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AA Bond Co. Ltd.	4.875%	7/31/43	GBP	500	724
AA Bond Co. Ltd.	5.500%	7/31/50	GBP	500	772
ABP Finance plc	6.250%	12/14/26	GBP	1,368	2,243
Admiral Group plc	5.500%	7/25/24	GBP	764	1,145
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	477	897
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	6,984	11,462
Affinity Water Finance plc	4.500%	3/31/36	GBP	1,432	2,561
Affordable Housing Finance plc	3.800%	5/20/44	GBP	1,591	3,082
Affordable Housing Finance plc	2.893%	8/11/45	GBP	851	1,473
Anchor Hanover Group	2.000%	7/21/51	GBP	1,000	1,341
Anglian Water Services Financing plc	6.875%	8/21/23	GBP	1,368	2,065
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	582	808
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	5,000	7,700
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	12,146	17,572
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	888	1,418
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	119	218
Annington Funding plc	1.650%	7/12/24	EUR	4,209	5,059
Annington Funding plc	2.646%	7/12/25	GBP	955	1,350
Annington Funding plc	3.685%	7/12/34	GBP	2,323	3,570
Annington Funding plc	3.935%	7/12/47	GBP	2,846	4,788
Arqiva Financing plc	4.882%	12/31/32	GBP	886	1,387
Artesian Finance II plc	6.000%	9/30/33	GBP	633	1,236
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,489	4,355
Aspire Defence Finance plc	4.674%	3/31/40	GBP	861	1,512
Aster Treasury plc	1.405%	1/27/36	GBP	2,000	2,570
Aster Treasury plc	4.500%	12/18/43	GBP	859	1,692
AstraZeneca plc	0.375%	6/3/29	EUR	6,000	6,865
AstraZeneca plc	5.750%	11/13/31	GBP	1,273	2,393
Aviva plc	0.625%	10/27/23	EUR	319	375
Aviva plc	1.875%	11/13/27	EUR	4,273	5,410
Aviva plc	4.000%	10/2/30	CAD	1,006	864
Aviva plc	6.125%	7/5/43	EUR	764	971
Aviva plc	3.875%	7/3/44	EUR	782	984
Aviva plc	3.375%	12/4/45	EUR	1,909	2,426
Aviva plc	4.375%	9/12/49	GBP	1,588	2,401
Aviva plc	5.125%	6/4/50	GBP	737	1,170
Aviva plc	4.000%	6/3/55	GBP	1,201	1,792
Aviva plc	6.875%	5/20/58	GBP	2,766	5,868
Babcock International Group plc	1.750%	10/6/22	EUR	794	928
Babcock International Group plc	1.875%	10/5/26	GBP	1,273	1,710
Babcock International Group plc	1.375%	9/13/27	EUR	117	136
Backward 2017 Ltd.	2.125%	3/25/53	GBP	2,000	2,820
Bank of Scotland plc	4.875%	12/20/24	GBP	446	683
Barclays plc	3.125%	1/17/24	GBP	2,196	3,100
Barclays plc	1.375%	1/24/26	EUR	6,224	7,430
Barclays plc	3.000%	5/8/26	GBP	3,501	5,006
Barclays plc	3.250%	2/12/27	GBP	127	184
Barclays plc	2.166%	6/23/27	CAD	1,000	786
Barclays plc	2.000%	2/7/28	EUR	3,277	3,862
Barclays plc	4.000%	6/26/29	AUD	1,000	768
Barclays plc	0.577%	8/9/29	EUR	8,000	9,008
Barclays plc	3.750%	11/22/30	GBP	2,863	4,139
Barclays plc	1.125%	3/22/31	EUR	3,000	3,448
Barclays plc	1.106%	5/12/32	EUR	3,000	3,427
BAT Capital Corp.	2.125%	8/15/25	GBP	414	572
61

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BAT International Finance plc	0.875%	10/13/23	EUR	7,741	9,067
	BAT International Finance plc	2.750%	3/25/25	EUR	1,909	2,378
	BAT International Finance plc	1.250%	3/13/27	EUR	2,498	2,930
	BAT International Finance plc	2.250%	6/26/28	GBP	9,000	12,039
	BAT International Finance plc	2.250%	1/16/30	EUR	5,727	6,898
	BAT International Finance plc	6.000%	11/24/34	GBP	1,384	2,378
	BAT International Finance plc	2.250%	9/9/52	GBP	2,227	2,219
	BAT Netherlands Finance BV	2.375%	10/7/24	EUR	3,182	3,890
	BAT Netherlands Finance BV	3.125%	4/7/28	EUR	7,682	9,889
	Bazalgette Finance plc	2.375%	11/29/27	GBP	382	546
	Beyond Housing Ltd.	2.125%	5/17/51	GBP	1,000	1,409
	BG Energy Capital plc	1.250%	11/21/22	EUR	3,036	3,554
	BG Energy Capital plc	5.125%	12/1/25	GBP	1,912	3,002
	BG Energy Capital plc	2.250%	11/21/29	EUR	4,313	5,580
	BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	3,720
	Blend Funding plc	3.459%	9/21/49	GBP	2,500	4,339
	BP Capital Markets BV	0.933%	12/4/40	EUR	2,227	2,375
	BP Capital Markets plc	1.177%	8/12/23	GBP	986	1,352
	BP Capital Markets plc	1.876%	4/7/24	EUR	4,941	5,971
	BP Capital Markets plc	0.900%	7/3/24	EUR	7,477	8,857
	BP Capital Markets plc	0.830%	9/19/24	EUR	2,545	3,007
	BP Capital Markets plc	2.030%	2/14/25	GBP	414	579
	BP Capital Markets plc	1.953%	3/3/25	EUR	2,291	2,807
	BP Capital Markets plc	3.470%	5/15/25	CAD	811	690
	BP Capital Markets plc	1.077%	6/26/25	EUR	1,686	2,010
	BP Capital Markets plc	2.972%	2/27/26	EUR	1,655	2,143
	BP Capital Markets plc	2.274%	7/3/26	GBP	4,052	5,754
	BP Capital Markets plc	2.213%	9/25/26	EUR	4,137	5,225
	BP Capital Markets plc	1.573%	2/16/27	EUR	5,277	6,461
	BP Capital Markets plc	0.831%	11/8/27	EUR	4,773	5,624
	BP Capital Markets plc	2.822%	4/7/32	EUR	8,182	11,155
	BP Capital Markets plc	3.250%	12/31/99	EUR	3,000	3,689
	BP Capital Markets plc	3.625%	12/31/99	EUR	8,182	10,190
	BP Capital Markets plc	4.250%	12/31/99	GBP	3,182	4,563
	BPHA Finance plc	4.816%	4/11/44	GBP	714	1,433
	British Land Co. plc	2.375%	9/14/29	GBP	573	796
	British Telecommunications plc	1.125%	3/10/23	EUR	2,100	2,466
	British Telecommunications plc	0.875%	9/26/23	EUR	1,273	1,492
	British Telecommunications plc	1.750%	3/10/26	EUR	1,698	2,047
	British Telecommunications plc	1.500%	6/23/27	EUR	2,245	2,668
	British Telecommunications plc	5.750%	12/7/28	GBP	1,283	2,128
	British Telecommunications plc	6.375%	6/23/37	GBP	1,909	3,629
[3]	Broadgate Financing plc	4.999%	10/5/33	GBP	2,070	3,228
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	604	1,023
	BUPA Finance plc	2.000%	4/5/24	GBP	4,057	5,648
	BUPA Finance plc	5.000%	12/8/26	GBP	1,622	2,536
	Burberry Group plc	1.125%	9/21/25	GBP	1,591	2,139
	Cadent Finance plc	0.625%	9/22/24	EUR	10,498	12,301
	Cadent Finance plc	2.125%	9/22/28	GBP	3,471	4,794
	Cadent Finance plc	0.625%	3/19/30	EUR	13,571	15,455
	Cadent Finance plc	0.750%	3/11/32	EUR	1,591	1,791
	Cadent Finance plc	2.250%	10/10/35	GBP	2,545	3,407
	Cadent Finance plc	2.625%	9/22/38	GBP	1,050	1,468
	Cadent Finance plc	3.125%	3/21/40	GBP	3,883	5,785
	Cadent Finance plc	2.750%	9/22/46	GBP	684	969
62

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Canary Wharf Group Investment Holdings plc	2.625%	4/23/25	GBP	3,010	4,150
[2]	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	1,071	1,252
	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	1,000	1,169
[2]	Canary Wharf Group Investment Holdings plc	3.375%	4/23/28	GBP	2,749	3,800
	Cardiff University	3.000%	12/7/55	GBP	637	1,111
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	2,000	2,282
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	2,000	2,269
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	1,000	1,175
	Centrica plc	4.375%	3/13/29	GBP	6,132	9,686
	Centrica plc	7.000%	9/19/33	GBP	955	1,921
	Centrica plc	4.250%	9/12/44	GBP	4,179	7,258
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	1,973	2,693
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	1,544	3,707
	Citizen Treasury plc	3.250%	10/20/48	GBP	1,509	2,571
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	5,187	6,183
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	3,628	4,272
	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	5,409	6,361
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	1,591	2,178
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	5,727	6,780
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,000	1,389
	Clarion Funding plc	2.625%	1/18/29	GBP	495	721
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	4,073
	Clarion Funding plc	3.125%	4/19/48	GBP	955	1,598
	Close Brothers Finance plc	1.625%	12/3/30	GBP	5,000	6,646
	Clydesdale Bank plc	4.625%	6/8/26	GBP	4,137	6,532
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	2,227	2,688
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	11,468	13,985
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	2,000	2,426
	Coca-Cola Europacific Partners plc	0.750%	2/24/22	EUR	1,170	1,356
	Coca-Cola Europacific Partners plc	1.125%	5/26/24	EUR	1,846	2,195
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	955	1,188
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	3,819	4,698
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	1,655	2,058
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	4,530	5,080
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	2,705	3,087
	Compass Group Finance Netherlands BV	0.625%	7/3/24	EUR	541	636
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	4,962
	Compass Group plc	2.000%	7/3/29	GBP	509	718
[3]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	735	1,086
	Coventry Building Society	0.500%	1/12/24	EUR	286	335
	Coventry Building Society	2.000%	12/20/30	GBP	3,000	4,071
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	955	1,400
	CPUK Finance Ltd.	7.239%	2/28/42	GBP	859	1,328
	Crh Finance UK plc	4.125%	12/2/29	GBP	1,814	2,895
[3,7]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	51	91
	Derby Healthcare plc	5.564%	6/30/41	GBP	162	303
	Diageo Finance plc	0.125%	10/12/23	EUR	6,000	6,971
	Diageo Finance plc	0.500%	6/19/24	EUR	272	319
	Diageo Finance plc	2.500%	3/27/32	EUR	4,773	6,478
	Diageo Finance plc	1.250%	3/28/33	GBP	2,227	2,882
	Direct Line Insurance Group plc	4.000%	6/5/32	GBP	1,000	1,494
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	800	1,107
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	1,117	1,658
	Eastern Power Networks plc	5.750%	3/8/24	GBP	955	1,442
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	2,678
63

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	easyJet FinCo BV	1.875%	3/3/28	EUR	7,294	8,546
	easyJet plc	0.875%	6/11/25	EUR	1,224	1,420
	Electricity North West Ltd.	8.875%	3/25/26	GBP	637	1,143
	EMH Treasury plc	4.500%	1/29/44	GBP	316	613
[3]	Eversholt Funding plc	6.697%	2/22/35	GBP	553	962
[3]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,082	1,668
	Experian Finance plc	3.250%	4/7/32	GBP	2,182	3,317
	Fidelity International Ltd.	7.125%	2/13/24	GBP	414	637
	Fidelity International Ltd.	2.500%	11/4/26	EUR	872	1,101
	Firstgroup plc	6.875%	9/18/24	GBP	846	1,318
	Futures Treasury plc	3.375%	2/8/44	GBP	286	487
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	319	472
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	5,711	9,136
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	2,842	5,222
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	1,368	1,930
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	2,000	2,905
	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	382	499
	Genfinance II plc	6.064%	12/21/39	GBP	1,878	4,074
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	319	422
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	6,773	8,217
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	1,241	1,882
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	100	134
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	4,226	5,344
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	2,335	4,359
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	9,282	12,144
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	364	816
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	1,386	2,923
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	117	229
	Global Switch Finance BV	1.375%	10/7/30	EUR	600	695
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	319	452
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	573	680
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,455	4,856
[3]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	65	114
[3]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	141	219
	Greene King Finance plc	5.318%	9/15/31	GBP	89	139
	Greene King Finance plc	5.106%	3/15/34	GBP	498	774
[3]	Greene King Finance plc	4.064%	3/15/35	GBP	184	272
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	311	586
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	1,000	1,417
[3]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	447	631
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	3,000	3,459
	Hammerson plc	6.000%	2/23/26	GBP	1,273	1,960
	Hammerson plc	7.250%	4/21/28	GBP	1,273	2,148
	Hastings Group Finance plc	3.000%	5/24/25	GBP	3,501	5,026
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	700	1,004
	Heathrow Funding Ltd.	3.250%	5/21/27	CAD	2,000	1,669
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	9,530	11,416
	Heathrow Funding Ltd.	2.625%	3/16/28	GBP	3,000	4,097
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	1,612	2,699
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	700	563
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	5,259	6,224
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	2,227	1,851
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	1,591	2,235
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	971	1,792
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,337	1,616
64

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heathrow Funding Ltd.	3.782%	9/4/32	CAD	859	729
Heathrow Funding Ltd.	3.661%	1/13/33	CAD	1,900	1,589
Heathrow Funding Ltd.	3.726%	4/13/35	CAD	2,000	1,643
Heathrow Funding Ltd.	1.875%	3/14/36	EUR	1,331	1,584
Heathrow Funding Ltd.	5.875%	5/13/43	GBP	4,041	8,134
Heathrow Funding Ltd.	4.625%	10/31/46	GBP	795	1,460
Heathrow Funding Ltd.	2.750%	8/9/51	GBP	302	420
High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	2,132	3,618
Hiscox Ltd.	2.000%	12/14/22	GBP	136	188
Home Group Ltd.	3.125%	3/27/43	GBP	637	1,011
Housing & Care 21	3.288%	11/8/49	GBP	700	1,152
HSBC Bank plc	6.500%	7/7/23	GBP	1,591	2,355
HSBC Bank plc	5.375%	11/4/30	GBP	319	494
HSBC Bank plc	5.375%	8/22/33	GBP	1,591	2,819
HSBC Holdings plc	3.196%	12/5/23	CAD	3,115	2,603
HSBC Holdings plc	0.875%	9/6/24	EUR	5,600	6,614
HSBC Holdings plc	1.500%	12/4/24	EUR	1,273	1,518
HSBC Holdings plc	3.000%	6/30/25	EUR	8,432	10,615
HSBC Holdings plc	0.309%	11/13/26	EUR	16,530	19,002
HSBC Holdings plc	2.256%	11/13/26	GBP	2,069	2,869
HSBC Holdings plc	1.750%	7/24/27	GBP	7,571	10,217
HSBC Holdings plc	3.000%	7/22/28	GBP	13,091	18,693
HSBC Holdings plc	2.625%	8/16/28	GBP	994	1,397
HSBC Holdings plc	6.750%	9/11/28	GBP	900	1,554
HSBC Holdings plc	3.000%	5/29/30	GBP	4,036	5,778
HSBC Holdings plc	0.770%	11/13/31	EUR	11,363	12,891
HSBC Holdings plc	7.000%	4/7/38	GBP	3,250	6,613
HSBC Holdings plc	6.000%	3/29/40	GBP	2,434	4,624
Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	2,545	3,282
Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	3,224	3,649
Imperial Brands Finance plc	9.000%	2/17/22	GBP	2,419	3,390
Imperial Brands Finance plc	1.375%	1/27/25	EUR	319	379
Imperial Brands Finance plc	3.375%	2/26/26	EUR	117	150
Imperial Brands Finance plc	2.125%	2/12/27	EUR	4,932	6,009
Imperial Brands Finance plc	4.875%	6/7/32	GBP	2,418	3,799
Incommunities Treasury plc	3.250%	3/21/49	GBP	986	1,694
Informa plc	1.500%	7/5/23	EUR	414	490
Informa plc	3.125%	7/5/26	GBP	653	932
Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	1,176	1,946
Karbon Homes Ltd.	3.375%	11/15/47	GBP	2,387	4,220
Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	200	246
Land Securities Capital Markets plc	1.974%	2/8/26	GBP	319	442
Land Securities Capital Markets plc	2.375%	3/29/29	GBP	156	221
Land Securities Capital Markets plc	2.625%	9/22/39	GBP	1,337	1,974
Land Securities Capital Markets plc	2.750%	9/22/59	GBP	414	673
Leeds Building Society	1.500%	3/16/27	GBP	3,938	5,311
Legal & General Finance plc	5.875%	12/11/31	GBP	2,227	4,182
Legal & General Group plc	5.375%	10/27/45	GBP	1,082	1,661
Legal & General Group plc	5.125%	11/14/48	GBP	319	501
Legal & General Group plc	4.500%	11/1/50	GBP	1,000	1,514
Legal & General Group plc	5.500%	6/27/64	GBP	1,561	2,730
Liberty Living Finance plc	2.625%	11/28/24	GBP	637	901
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	572	1,112
Linde Finance BV	5.875%	4/24/23	GBP	693	1,016
Linde Finance BV	0.550%	5/19/32	EUR	7,000	8,054
65

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	875	1,263
	Lloyds Bank plc	0.625%	9/14/22	EUR	2,793	3,258
	Lloyds Bank plc	4.875%	1/13/23	EUR	2,609	3,203
	Lloyds Bank plc	0.250%	3/25/24	EUR	2,545	2,968
	Lloyds Bank plc	7.500%	4/15/24	GBP	3,236	5,093
	Lloyds Bank plc	5.125%	3/7/25	GBP	4,837	7,494
	Lloyds Bank plc	7.625%	4/22/25	GBP	2,606	4,286
	Lloyds Bank plc	0.125%	6/18/26	EUR	3,182	3,682
	Lloyds Bank plc	4.875%	3/30/27	GBP	981	1,599
	Lloyds Bank plc	6.000%	2/8/29	GBP	3,294	5,972
	Lloyds Bank plc	0.125%	9/23/29	EUR	12,727	14,541
	Lloyds Banking Group plc	3.650%	3/20/23	AUD	580	451
	Lloyds Banking Group plc	0.650%	5/30/23	JPY	100,000	882
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	600,000	5,279
	Lloyds Banking Group plc	0.625%	1/15/24	EUR	891	1,039
	Lloyds Banking Group plc	2.250%	10/16/24	GBP	637	890
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	828	699
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	3,790	3,007
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	500,000	4,389
	Lloyds Banking Group plc	0.500%	11/12/25	EUR	3,341	3,894
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	1,580	1,272
	Lloyds Banking Group plc	4.500%	3/18/30	EUR	1,113	1,444
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	1,955	2,667
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	2,500	3,488
	London & Quadrant Housing Trust	2.625%	5/5/26	GBP	637	918
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	795	1,153
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	764	1,577
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	1,000	2,140
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,209	2,220
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	541	916
	London & Quadrant Housing Trust	2.750%	7/20/57	GBP	637	1,010
	London Power Networks plc	5.125%	3/31/23	GBP	955	1,380
	London Power Networks plc	6.125%	6/7/27	GBP	117	199
	London Power Networks plc	2.625%	3/1/29	GBP	1,500	2,174
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	4,232	5,278
	London Stock Exchange Group plc	1.625%	4/6/30	GBP	3,000	4,056
	Lseg Netherlands BV	0.000%	4/6/25	EUR	5,000	5,750
	Lseg Netherlands BV	0.750%	4/6/33	EUR	4,000	4,559
	M&G plc	5.625%	10/20/51	GBP	2,200	3,515
	M&G plc	5.560%	7/20/55	GBP	3,118	5,015
	M&G plc	6.340%	12/19/63	GBP	2,050	3,634
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	637	925
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	637	1,064
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	1,273	1,760
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	3,082	5,135
[3]	Meadowhall Finance plc	4.986%	7/12/37	GBP	206	321
[3]	Metropolitan Funding plc	4.125%	4/5/48	GBP	637	1,147
	Metropolitan Housing Trust Ltd.	1.875%	7/28/36	GBP	600	790
	Morhomes plc	3.400%	2/19/40	GBP	573	883
	Motability Operations Group plc	0.375%	1/3/26	EUR	2,487	2,895
	Motability Operations Group plc	4.375%	2/8/27	GBP	2,736	4,301
	Motability Operations Group plc	0.125%	7/20/28	EUR	6,141	6,948
	Motability Operations Group plc	1.750%	7/3/29	GBP	3,106	4,292
	Motability Operations Group plc	5.625%	11/29/30	GBP	637	1,156
	Motability Operations Group plc	2.375%	3/14/32	GBP	156	224
66

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Motability Operations Group plc	1.500%	1/20/41	GBP	5,000	6,260
	National Express Group plc	2.500%	11/11/23	GBP	1,591	2,224
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	1,337	1,811
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	1,900	1,499
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	1,846	2,472
	National Grid plc	0.163%	1/20/28	EUR	10,000	11,267
	National Grid plc	0.553%	9/18/29	EUR	15,441	17,616
	National Westminster Bank plc	0.500%	5/15/24	EUR	3,182	3,731
	Nationwide Building Society	4.375%	2/28/22	EUR	3,350	3,933
	Nationwide Building Society	5.625%	1/28/26	GBP	477	775
	Nationwide Building Society	1.500%	3/8/26	EUR	7,741	9,310
	Nationwide Building Society	3.000%	5/6/26	GBP	6,463	9,474
	Nationwide Building Society	0.625%	3/25/27	EUR	3,752	4,452
	Nationwide Building Society	3.250%	1/20/28	GBP	3,418	5,171
	Nationwide Building Society	0.250%	9/14/28	EUR	10,000	11,325
	Nationwide Building Society	2.250%	6/25/29	EUR	1,591	2,115
	Nationwide Building Society	2.000%	7/25/29	EUR	13,030	15,678
	Nationwide Building Society	1.375%	6/29/32	EUR	5,091	6,489
	Natwest Group plc	2.500%	3/22/23	EUR	4,995	5,980
	Natwest Group plc	1.750%	3/2/26	EUR	12,091	14,570
	NatWest Markets plc	1.000%	5/28/24	EUR	3,182	3,772
[7]	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	2,227	3,302
[7]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	2,832	4,912
[7]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	1,337	2,608
	NewRiver REIT plc	3.500%	3/7/28	GBP	573	798
	Next Group plc	3.625%	5/18/28	GBP	2,227	3,300
	NIE Finance plc	2.500%	10/27/25	GBP	867	1,231
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	3,325
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,209	2,139
	Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	160	234
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	488	889
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	509	742
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	2,196	3,023
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	826	1,546
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	146	298
	Notting Hill Genesis	3.750%	12/20/32	GBP	1,718	2,752
	Notting Hill Genesis	5.250%	7/7/42	GBP	477	988
	Notting Hill Genesis	4.375%	2/20/54	GBP	1,591	3,334
[3]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	100	170
	Orbit Capital plc	3.500%	3/24/45	GBP	1,262	2,149
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,000	2,878
[3]	Paragon Treasury plc	3.625%	1/21/47	GBP	637	1,096
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	700	1,517
	Peabody Capital plc	5.250%	3/17/43	GBP	1,798	3,764
	Pearson Funding plc	1.375%	5/6/25	EUR	117	139
[3]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	477	765
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	795	1,385
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	4,383	7,156
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	4,677	6,300
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	3,000	4,915
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	859	1,393
	Places For People Treasury plc	2.875%	8/17/26	GBP	3,277	4,774
	Platform HG Financing plc	1.625%	8/10/55	GBP	1,591	2,010
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	955	1,652
67

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Principality Building Society	2.375%	11/23/23	GBP	319	444
	Prs Finance plc	1.750%	11/24/26	GBP	5,855	8,235
	Prs Finance plc	2.000%	1/23/29	GBP	2,164	3,105
	Prudential plc	5.875%	5/11/29	GBP	353	632
	Prudential plc	6.125%	12/19/31	GBP	2,863	5,219
	Quadgas Finance plc	3.375%	9/17/29	GBP	1,495	2,163
	RAC Bond Co. plc	4.870%	5/6/46	GBP	955	1,430
[2]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	1,591	1,851
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	4,224	4,951
[2]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	1,591	1,865
[2]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	1,368	1,873
	RELX Capital Inc.	1.300%	5/12/25	EUR	637	765
	RELX Finance BV	0.000%	3/18/24	EUR	2,117	2,451
	RELX Finance BV	0.500%	3/10/28	EUR	6,773	7,840
	RELX Finance BV	0.875%	3/10/32	EUR	765	885
	Rentokil Initial plc	0.950%	11/22/24	EUR	1,622	1,918
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,018	1,687
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	3,405	5,307
[3]	RMPA Services plc	5.337%	9/30/38	GBP	368	650
	Rothesay Life plc	3.375%	7/12/26	GBP	1,909	2,749
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	700	997
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	1,909	2,750
	Royal Mail plc	1.250%	10/8/26	EUR	1,591	1,908
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	121	228
	Sage Group plc	1.625%	2/25/31	GBP	2,765	3,634
	Sanctuary Capital plc	6.697%	3/23/39	GBP	668	1,552
	Sanctuary Capital plc	5.000%	4/26/47	GBP	1,309	2,879
	Sanctuary Capital plc	2.375%	4/14/50	GBP	319	475
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	3,534	4,175
	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	2,069	2,403
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	5,327	7,810
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	4,582	6,505
	Santander UK plc	0.100%	5/12/24	EUR	6,363	7,390
	Santander UK plc	1.250%	9/18/24	EUR	2,132	2,555
	Santander UK plc	0.500%	1/10/25	EUR	2,578	3,026
	Santander UK plc	5.750%	3/2/26	GBP	1,863	3,045
	Santander UK plc	5.250%	2/16/29	GBP	3,565	6,221
	Santander UK plc	3.875%	10/15/29	GBP	5,927	9,479
[3]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	155	291
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,655	2,443
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	319	555
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	795	1,154
	Segro plc	2.375%	10/11/29	GBP	382	551
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,100	3,133
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	414	610
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	382	515
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	1,444	2,864
	Skipton Building Society	2.000%	10/2/26	GBP	300	413
	Sky Ltd.	1.875%	11/24/23	EUR	1,751	2,108
	Sky Ltd.	2.500%	9/15/26	EUR	15,524	19,904
	Sky Ltd.	4.000%	11/26/29	GBP	1,527	2,428
	Society of Lloyd's	4.875%	2/7/47	GBP	2,227	3,411
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	117	188
68

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	811	1,447
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	907	1,741
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	702	1,261
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	464	823
	Southern Gas Networks plc	2.500%	2/3/25	GBP	1,456	2,063
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	477	785
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	8,836	14,625
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	955	1,702
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	2,242
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	856	1,281
	SP Distribution plc	5.875%	7/17/26	GBP	414	682
	SSE plc	1.250%	4/16/25	EUR	4,104	4,897
	SSE plc	0.875%	9/6/25	EUR	509	601
	SSE plc	8.375%	11/20/28	GBP	964	1,857
	SSE plc	1.750%	4/16/30	EUR	7,000	8,638
	SSE plc	6.250%	8/27/38	GBP	509	1,058
	Standard Chartered plc	2.900%	6/28/25	AUD	2,000	1,533
	Standard Chartered plc	1.625%	10/3/27	EUR	136	165
	Standard Chartered plc	0.850%	1/27/28	EUR	1,909	2,228
	Standard Chartered plc	4.375%	1/18/38	GBP	955	1,736
	Student Finance plc	2.666%	9/30/29	GBP	477	657
[3]	Swan Housing Capital plc	3.625%	3/5/48	GBP	889	1,341
[3]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	175	264
[3]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	723	1,080
[3]	Telereal Securitisation plc	6.165%	12/10/33	GBP	120	201
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	3,214	3,781
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	2,000	2,223
[3]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	569	1,131
[3]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,079	1,921
[3]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	1,956	3,500
[3]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,086	3,737
[3]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	1,737	3,059
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	477	661
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	429	353
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	2,545	3,799
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	414	618
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,140	2,042
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	752	1,067
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	2,000	3,801
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	890	1,498
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	2,448	4,581
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	2,010	2,753
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	2,379	4,811
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	523	1,016
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	350	1,092
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	764	1,685
	THFC Funding No. 2 plc	5.200%	10/11/43	GBP	5,218	10,908
	Unilever Finance Netherlands BV	0.375%	2/14/23	EUR	350	408
	Unilever Finance Netherlands BV	0.500%	8/12/23	EUR	3,182	3,729
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	6,363	7,665
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	3,214	3,901
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	1,686	2,088
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	3,182	4,068
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	414	517
	Unilever plc	1.125%	2/3/22	GBP	234	321
69

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unilever plc	1.500%	6/11/39	EUR	1,655	2,113
UNITE USAF II plc	3.374%	6/30/28	GBP	509	720
UNITE USAF II plc	3.921%	6/30/30	GBP	1,240	1,833
United Utilities Water Finance plc	2.000%	2/14/25	GBP	2,545	3,565
United Utilities Water Finance plc	2.625%	2/12/31	GBP	4,514	6,596
United Utilities Water Finance plc	2.000%	7/3/33	GBP	637	884
United Utilities Water Finance plc	1.875%	6/3/42	GBP	448	602
United Utilities Water Ltd.	5.625%	12/20/27	GBP	2,167	3,662
University of Cambridge	3.750%	10/17/52	GBP	286	605
University of Cambridge	2.350%	6/27/78	GBP	988	1,919
University of Manchester	4.250%	7/4/53	GBP	604	1,301
University of Oxford	2.544%	12/8/17	GBP	3,227	5,929
Urenco Finance NV	2.375%	12/2/24	EUR	1,273	1,564
Virgin Money UK plc	3.375%	4/24/26	GBP	3,871	5,532
Virgin Money UK plc	4.000%	9/3/27	GBP	1,782	2,648
Virgin Money UK plc	5.125%	12/11/30	GBP	959	1,431
Vodafone Group plc	3.250%	12/13/22	AUD	150	116
Vodafone Group plc	1.875%	9/11/25	EUR	6,363	7,822
Vodafone Group plc	1.125%	11/20/25	EUR	9,609	11,502
Vodafone Group plc	5.625%	12/4/25	GBP	382	613
Vodafone Group plc	2.200%	8/25/26	EUR	1,505	1,896
Vodafone Group plc	0.900%	11/24/26	EUR	3,579	4,258
Vodafone Group plc	1.500%	7/24/27	EUR	1,337	1,641
Vodafone Group plc	4.200%	12/13/27	AUD	2,980	2,394
Vodafone Group plc	1.625%	11/24/30	EUR	6,090	7,522
Vodafone Group plc	1.600%	7/29/31	EUR	3,596	4,418
Vodafone Group plc	5.900%	11/26/32	GBP	1,050	1,981
Vodafone Group plc	2.875%	11/20/37	EUR	891	1,248
Vodafone Group plc	2.500%	5/24/39	EUR	1,132	1,520
Vodafone Group plc	3.375%	8/8/49	GBP	1,623	2,557
Vodafone Group plc	3.000%	8/12/56	GBP	2,686	3,971
Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	1,591	2,818
Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	477	727
Wellcome Trust Finance plc	4.625%	7/25/36	GBP	3,104	6,008
Wellcome Trust Ltd.	4.000%	5/9/59	GBP	700	1,657
Wellcome Trust Ltd.	1.500%	7/14/71	GBP	1,000	1,362
Wellcome Trust Ltd.	2.517%	2/7/18	GBP	1,368	2,457
Wessex Water Services Finance plc	5.375%	3/10/28	GBP	156	259
Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	795	1,141
Western Power Distribution plc	3.500%	10/16/26	GBP	12,470	18,441
Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	700	1,452
Western Power Distribution South West plc	5.875%	3/25/27	GBP	700	1,158
Western Power Distribution South West plc	5.750%	3/23/40	GBP	550	1,135
Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	2,164	3,155
Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	1,782	3,250
Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	795	1,087
Wheatley Group Capital plc	4.375%	11/28/44	GBP	1,432	2,717
WHG Treasury plc	4.250%	10/6/45	GBP	1,273	2,424
WPP Finance 2013	2.875%	9/14/46	GBP	1,000	1,389
WPP Finance 2016	1.375%	3/20/25	EUR	4,518	5,428
WPP Finance 2017	3.750%	5/19/32	GBP	1,771	2,729
WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	1,158	1,430
WPP Finance SA	2.375%	5/19/27	EUR	8,224	10,493
Wrekin Housing Group Ltd.	2.500%	10/22/48	GBP	1,000	1,501
Yorkshire Building Society	3.000%	4/18/25	GBP	764	1,086
70

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Yorkshire Building Society	0.625%	9/21/25	EUR	3,000	3,521
Yorkshire Building Society	3.500%	4/21/26	GBP	350	522
Yorkshire Building Society	0.500%	7/1/28	EUR	6,000	6,874
Yorkshire Building Society	3.375%	9/13/28	GBP	8,333	12,009
Yorkshire Water Finance plc	3.625%	8/1/29	GBP	2,036	3,146
Yorkshire Water Finance plc	6.375%	8/19/39	GBP	1,074	2,397
Yorkshire Water Finance plc	2.750%	4/18/41	GBP	2,991	4,508
Yorkshire Water Finance plc	3.750%	3/22/46	GBP	319	446
Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	150	300
					1,792,144
United States (3.0%)
3M Co.	0.375%	2/15/22	EUR	3,316	3,842
3M Co.	0.950%	5/15/23	EUR	637	750
3M Co.	1.750%	5/15/30	EUR	515	654
Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	7,191	8,487
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	5,664	6,933
Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	3,182	3,680
AbbVie Inc.	1.500%	11/15/23	EUR	382	455
AbbVie Inc.	1.375%	5/17/24	EUR	3,819	4,551
AbbVie Inc.	1.250%	6/1/24	EUR	3,182	3,785
AbbVie Inc.	0.750%	11/18/27	EUR	1,591	1,863
AbbVie Inc.	2.625%	11/15/28	EUR	637	834
AbbVie Inc.	2.125%	11/17/28	EUR	6,332	8,048
AbbVie Inc.	2.125%	6/1/29	EUR	2,673	3,410
AbbVie Inc.	1.250%	11/18/31	EUR	764	912
Air Lease Corp.	2.625%	12/5/24	CAD	2,710	2,214
Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	1,062	1,269
Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,209	1,407
Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	1,090	1,266
Altria Group Inc.	1.000%	2/15/23	EUR	764	894
Altria Group Inc.	1.700%	6/15/25	EUR	986	1,186
Altria Group Inc.	2.200%	6/15/27	EUR	3,993	4,914
Altria Group Inc.	3.125%	6/15/31	EUR	6,078	7,862
American Honda Finance Corp.	1.375%	11/10/22	EUR	1,622	1,908
American Honda Finance Corp.	0.750%	1/17/24	EUR	2,291	2,695
American Honda Finance Corp.	1.950%	10/18/24	EUR	6,896	8,415
American Honda Finance Corp.	0.750%	11/25/26	GBP	2,069	2,719
American International Group Inc.	5.000%	4/26/23	GBP	1,100	1,587
American International Group Inc.	1.875%	6/21/27	EUR	1,686	2,071
American Tower Corp.	1.375%	4/4/25	EUR	2,705	3,234
American Tower Corp.	1.950%	5/22/26	EUR	5,604	6,890
American Tower Corp.	0.450%	1/15/27	EUR	5,265	6,021
American Tower Corp.	0.400%	2/15/27	EUR	2,600	2,964
American Tower Corp.	0.500%	1/15/28	EUR	1,591	1,807
American Tower Corp.	0.875%	5/21/29	EUR	3,577	4,105
American Tower Corp.	0.950%	10/5/30	EUR	1,800	2,047
American Tower Corp.	1.250%	5/21/33	EUR	3,186	3,635
Amgen Inc.	1.250%	2/25/22	EUR	3,581	4,144
Amgen Inc.	2.000%	2/25/26	EUR	828	1,028
Amgen Inc.	5.500%	12/7/26	GBP	1,400	2,287
Amgen Inc.	4.000%	9/13/29	GBP	1,432	2,275
Amphenol Technologies Holding GmbH	2.000%	10/8/28	EUR	2,000	2,552
Aon plc	2.875%	5/14/26	EUR	1,082	1,391
Apple Inc.	1.000%	11/10/22	EUR	1,289	1,511
Apple Inc.	3.350%	1/10/24	AUD	120	94
71

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Apple Inc.	1.375%	1/17/24	EUR	1,146	1,372
Apple Inc.	2.513%	8/19/24	CAD	9,958	8,244
Apple Inc.	0.875%	5/24/25	EUR	13,430	15,984
Apple Inc.	0.000%	11/15/25	EUR	2,960	3,420
Apple Inc.	3.600%	6/10/26	AUD	600	481
Apple Inc.	2.000%	9/17/27	EUR	2,253	2,873
Apple Inc.	1.375%	5/24/29	EUR	8,241	10,218
Apple Inc.	3.050%	7/31/29	GBP	1,023	1,572
Apple Inc.	0.750%	2/25/30	CHF	1,750	1,989
Apple Inc.	0.500%	11/15/31	EUR	1,826	2,106
Apple Inc.	3.600%	7/31/42	GBP	1,227	2,254
Aptiv plc	1.500%	3/10/25	EUR	3,825	4,588
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	3,182	3,802
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	4,964	5,930
AT&T Inc.	2.500%	3/15/23	EUR	668	795
AT&T Inc.	2.750%	5/19/23	EUR	3,134	3,788
AT&T Inc.	1.050%	9/5/23	EUR	668	788
AT&T Inc.	1.300%	9/5/23	EUR	4,873	5,760
AT&T Inc.	1.950%	9/15/23	EUR	156	186
AT&T Inc.	3.450%	9/19/23	AUD	140	109
AT&T Inc.	2.400%	3/15/24	EUR	2,863	3,480
AT&T Inc.	2.850%	5/25/24	CAD	2,000	1,657
AT&T Inc.	4.000%	11/25/25	CAD	3,372	2,916
AT&T Inc.	3.500%	12/17/25	EUR	1,527	1,995
AT&T Inc.	4.100%	1/19/26	AUD	100	80
AT&T Inc.	1.800%	9/5/26	EUR	1,209	1,486
AT&T Inc.	2.900%	12/4/26	GBP	1,818	2,629
AT&T Inc.	1.600%	5/19/28	EUR	1,273	1,557
AT&T Inc.	4.600%	9/19/28	AUD	3,970	3,279
AT&T Inc.	2.350%	9/5/29	EUR	3,459	4,447
AT&T Inc.	0.800%	3/4/30	EUR	1,273	1,463
AT&T Inc.	2.050%	5/19/32	EUR	2,500	3,148
AT&T Inc.	3.550%	12/17/32	EUR	3,170	4,527
AT&T Inc.	5.200%	11/18/33	GBP	3,834	6,769
AT&T Inc.	3.375%	3/15/34	EUR	891	1,265
AT&T Inc.	2.450%	3/15/35	EUR	1,622	2,090
AT&T Inc.	3.150%	9/4/36	EUR	7,717	10,755
AT&T Inc.	2.600%	5/19/38	EUR	3,637	4,763
AT&T Inc.	1.800%	9/14/39	EUR	1,000	1,178
AT&T Inc.	7.000%	4/30/40	GBP	2,350	5,271
AT&T Inc.	4.250%	6/1/43	GBP	5,482	9,460
AT&T Inc.	4.850%	5/25/47	CAD	1,473	1,295
AT&T Inc.	5.100%	11/25/48	CAD	2,004	1,831
Athene Global Funding	2.100%	9/24/25	CAD	891	716
Athene Global Funding	1.750%	11/24/27	GBP	9,000	12,150
Athene Global Funding	0.625%	1/12/28	EUR	5,000	5,704
Athene Global Funding	2.470%	6/9/28	CAD	1,600	1,262
Bank of America Corp.	0.750%	7/26/23	EUR	6,363	7,475
Bank of America Corp.	3.301%	4/24/24	CAD	3,031	2,517
Bank of America Corp.	1.379%	2/7/25	EUR	16,782	19,985
Bank of America Corp.	1.375%	3/26/25	EUR	955	1,149
Bank of America Corp.	2.932%	4/25/25	CAD	1,495	1,243
Bank of America Corp.	2.300%	7/25/25	GBP	1,909	2,697
Bank of America Corp.	3.407%	9/20/25	CAD	2,649	2,231
Bank of America Corp.	3.515%	3/24/26	CAD	955	810
72

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of America Corp.	0.808%	5/9/26	EUR	6,363	7,484
Bank of America Corp.	4.250%	12/10/26	GBP	1,407	2,181
Bank of America Corp.	1.776%	5/4/27	EUR	7,032	8,606
Bank of America Corp.	1.978%	9/15/27	CAD	2,200	1,745
Bank of America Corp.	0.583%	8/24/28	EUR	7,127	8,197
Bank of America Corp.	3.648%	3/31/29	EUR	4,455	6,080
Bank of America Corp.	2.598%	4/4/29	CAD	1,859	1,505
Bank of America Corp.	1.667%	6/2/29	GBP	9,000	12,119
Bank of America Corp.	0.694%	3/22/31	EUR	6,600	7,470
Bank of America Corp.	0.654%	10/26/31	EUR	11,363	12,739
Bank of America Corp.	1.102%	5/24/32	EUR	2,000	2,325
Baxter International Inc.	1.300%	5/30/25	EUR	4,631	5,539
Baxter International Inc.	1.300%	5/15/29	EUR	2,323	2,800
Becton Dickinson and Co.	1.000%	12/15/22	EUR	2,772	3,244
Becton Dickinson and Co.	0.034%	8/13/25	EUR	1,700	1,949
Becton Dickinson and Co.	1.900%	12/15/26	EUR	3,760	4,649
Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	3,405	3,979
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	12,578	15,045
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	800	906
Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	EUR	3,000	3,412
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	900	1,003
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	2,227	3,238
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,146	1,833
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	319	373
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	3,309	3,937
Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	480,000	4,193
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,032	8,464
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	1,750,000	15,322
Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	4,364
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	1,909	2,381
Berkshire Hathaway Inc.	0.500%	1/15/41	EUR	853	874
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	260,000	2,093
Berry Global Inc.	1.500%	1/15/27	EUR	1,000	1,191
BlackRock Inc.	1.250%	5/6/25	EUR	2,084	2,511
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	283	337
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	3,950	4,832
Booking Holdings Inc.	2.375%	9/23/24	EUR	1,273	1,561
Booking Holdings Inc.	0.100%	3/8/25	EUR	11,626	13,406
Booking Holdings Inc.	1.800%	3/3/27	EUR	3,226	3,995
Booking Holdings Inc.	0.500%	3/8/28	EUR	11,052	12,762
BorgWarner Inc.	1.000%	5/19/31	EUR	3,171	3,601
Boston Scientific Corp.	0.625%	12/1/27	EUR	1,575	1,821
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	518	618
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	1,273	1,648
Brown-Forman Corp.	1.200%	7/7/26	EUR	815	984
Brown-Forman Corp.	2.600%	7/7/28	GBP	2,966	4,313
Bunge Finance Europe BV	1.850%	6/16/23	EUR	4,954	5,874
Capital One Financial Corp.	1.650%	6/12/29	EUR	3,739	4,504
Celanese US Holdings LLC	2.125%	3/1/27	EUR	2,514	3,118
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,000	1,137
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	604	701
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	2,915	3,580
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	2,036	2,393
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	1,527	1,855
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	4,001	5,493
73

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Citigroup Inc.	2.750%	1/24/24	GBP	3,659	5,155
Citigroup Inc.	2.375%	5/22/24	EUR	637	782
Citigroup Inc.	1.750%	1/28/25	EUR	1,686	2,049
Citigroup Inc.	4.090%	6/9/25	CAD	986	849
Citigroup Inc.	2.400%	10/31/25	JPY	2,111,400	19,623
Citigroup Inc.	1.500%	7/24/26	EUR	2,863	3,449
Citigroup Inc.	2.125%	9/10/26	EUR	1,718	2,155
Citigroup Inc.	1.750%	10/23/26	GBP	3,564	4,880
Citigroup Inc.	2.800%	6/25/27	JPY	41,400	399
Citigroup Inc.	0.500%	10/8/27	EUR	4,137	4,766
Citigroup Inc.	1.250%	4/10/29	EUR	955	1,142
Citigroup Inc.	4.500%	3/3/31	GBP	319	511
Citigroup Inc.	6.800%	6/25/38	GBP	2,000	4,600
Citigroup Inc.	7.375%	9/1/39	GBP	117	287
Coca-Cola Co.	0.500%	3/8/24	EUR	1,846	2,166
Coca-Cola Co.	3.250%	6/11/24	AUD	540	422
Coca-Cola Co.	1.125%	3/9/27	EUR	4,168	5,035
Coca-Cola Co.	0.125%	3/9/29	EUR	2,082	2,343
Coca-Cola Co.	0.400%	5/6/30	EUR	3,831	4,358
Coca-Cola Co.	1.250%	3/8/31	EUR	4,804	5,821
Coca-Cola Co.	0.500%	3/9/33	EUR	2,135	2,373
Coca-Cola Co.	0.375%	3/15/33	EUR	3,182	3,481
Coca-Cola Co.	1.625%	3/9/35	EUR	1,798	2,267
Coca-Cola Co.	0.950%	5/6/36	EUR	2,196	2,529
Coca-Cola Co.	0.800%	3/15/40	EUR	2,028	2,226
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	604	710
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	828	1,027
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	117	137
Comcast Corp.	0.010%	9/14/26	EUR	1,200	1,369
Comcast Corp.	1.500%	2/20/29	GBP	2,164	2,917
Comcast Corp.	0.250%	9/14/29	EUR	2,900	3,265
Comcast Corp.	5.500%	11/23/29	GBP	1,273	2,228
Comcast Corp.	1.875%	2/20/36	GBP	2,354	3,171
Comcast Corp.	1.250%	2/20/40	EUR	3,298	3,874
Corning Inc.	0.992%	8/10/27	JPY	540,000	4,744
CyrusOne LP / CyrusOne Finance Corp.	1.450%	1/22/27	EUR	1,514	1,757
Danaher Corp.	1.700%	3/30/24	EUR	117	141
Danaher Corp.	2.500%	3/30/30	EUR	3,659	4,834
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	4,868	5,606
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	1,050	1,206
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	2,387	2,732
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	3,437	4,028
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,909	2,380
Digital Dutch Finco BV	1.250%	2/1/31	EUR	6,530	7,552
Digital Euro Finco LLC	2.625%	4/15/24	EUR	1,622	1,985
Digital Euro Finco LLC	1.125%	4/9/28	EUR	8,273	9,698
Digital Stout Holding LLC	4.250%	1/17/25	GBP	700	1,039
Digital Stout Holding LLC	3.300%	7/19/29	GBP	2,212	3,263
Digital Stout Holding LLC	3.750%	10/17/30	GBP	1,273	1,948
Discovery Communications LLC	2.500%	9/20/24	GBP	2,387	3,356
Discovery Communications LLC	1.900%	3/19/27	EUR	6,372	7,762
Dover Corp.	1.250%	11/9/26	EUR	6,268	7,537
Dow Chemical Co.	0.500%	3/15/27	EUR	5,696	6,564
Dow Chemical Co.	1.125%	3/15/32	EUR	4,000	4,621
Dow Chemical Co.	1.875%	3/15/40	EUR	1,177	1,446
74

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,000	2,258
[2]	DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,000	4,458
	DXC Technology Co.	1.750%	1/15/26	EUR	5,486	6,647
	Eastman Chemical Co.	1.500%	5/26/23	EUR	3,182	3,752
	Eastman Chemical Co.	1.875%	11/23/26	EUR	3,405	4,204
	Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	6,000	7,066
	Ecolab Inc.	1.000%	1/15/24	EUR	2,425	2,864
	Eli Lilly & Co.	2.125%	6/3/30	EUR	2,578	3,374
	Eli Lilly & Co.	1.700%	11/1/49	EUR	1,973	2,610
	Emerson Electric Co.	0.375%	5/22/24	EUR	652	760
	Emerson Electric Co.	1.250%	10/15/25	EUR	2,637	3,167
	Emerson Electric Co.	2.000%	10/15/29	EUR	637	814
	Euronet Worldwide Inc.	1.375%	5/22/26	EUR	2,005	2,352
	Exxon Mobil Corp.	0.142%	6/26/24	EUR	8,396	9,749
	Exxon Mobil Corp.	0.835%	6/26/32	EUR	3,182	3,586
	Exxon Mobil Corp.	1.408%	6/26/39	EUR	4,437	5,005
	FedEx Corp.	1.625%	1/11/27	EUR	2,227	2,725
	FedEx Corp.	1.300%	8/5/31	EUR	732	865
	FedEx Corp.	0.950%	5/4/33	EUR	5,857	6,494
	Fidelity National Information Services Inc.	0.125%	12/3/22	EUR	477	553
	Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	2,633	3,081
	Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	4,530	5,366
	Fidelity National Information Services Inc.	0.625%	12/3/25	EUR	2,000	2,340
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	9,202	11,129
	Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	3,245	3,806
	Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	683	954
	Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	1,200	1,505
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,026	3,065
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	1,175	1,662
	Fiserv Inc.	0.375%	7/1/23	EUR	2,319	2,700
	Fiserv Inc.	2.250%	7/1/25	GBP	668	940
	Fiserv Inc.	1.125%	7/1/27	EUR	1,527	1,820
	Fiserv Inc.	1.625%	7/1/30	EUR	2,196	2,678
	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	477	455
	GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	950	1,333
	GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,751	3,330
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	3,444	6,318
	GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	934	1,925
	GE Capital UK Funding Unlimited Co.	8.000%	1/14/39	GBP	1,350	3,252
	General Electric Co.	0.875%	5/17/25	EUR	3,925	4,631
	General Electric Co.	1.875%	5/28/27	EUR	1,500	1,859
	General Electric Co.	5.250%	12/7/28	GBP	1,500	2,492
	General Electric Co.	1.500%	5/17/29	EUR	7,941	9,614
	General Electric Co.	4.125%	9/19/35	EUR	1,686	2,588
	General Electric Co.	2.125%	5/17/37	EUR	3,946	4,950
	General Electric Co.	4.875%	9/18/37	GBP	2,302	3,903
	General Mills Inc.	1.000%	4/27/23	EUR	4,455	5,225
	General Mills Inc.	0.450%	1/15/26	EUR	1,050	1,224
	General Mills Inc.	1.500%	4/27/27	EUR	637	781
	General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	1,100	852
	General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	1,892	2,293
	General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	286	398
	General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	3,182	3,713
	General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	2,000	2,255
	General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	1,432	1,190
75

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	1,591	1,410
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	2,000	1,586
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,300	1,021
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	4,391	5,294
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	3,903	4,677
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	10,573	12,479
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	2,908	3,552
Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	1,591	2,031
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	12,299	14,594
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	1,188	1,948
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	154	129
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	5,727	8,646
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	1,591	2,050
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	863	1,052
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	6,000	8,011
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	9,530	10,653
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	2,259	2,811
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	136	246
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	3,245	4,053
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	3,101	2,422
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	2,227	3,292
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	8,000	9,055
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	306	645
Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	1,951	2,388
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	573	470
Honeywell International Inc.	1.300%	2/22/23	EUR	5,141	6,064
Honeywell International Inc.	0.000%	3/10/24	EUR	5,000	5,792
Honeywell International Inc.	2.250%	2/22/28	EUR	5,711	7,335
Honeywell International Inc.	0.750%	3/10/32	EUR	3,000	3,450
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	986	1,161
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	1,495	1,740
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	1,751	2,053
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	3,723	4,850
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	1,973	2,349
Intel Corp.	4.000%	12/1/22	AUD	2,250	1,751
International Business Machines Corp.	0.375%	1/31/23	EUR	3,087	3,597
International Business Machines Corp.	0.875%	1/31/25	EUR	955	1,133
International Business Machines Corp.	0.950%	5/23/25	EUR	5,854	6,956
International Business Machines Corp.	2.875%	11/7/25	EUR	1,304	1,675
International Business Machines Corp.	1.250%	1/29/27	EUR	2,522	3,048
International Business Machines Corp.	0.300%	2/11/28	EUR	2,387	2,731
International Business Machines Corp.	1.750%	1/31/31	EUR	2,991	3,768
International Business Machines Corp.	1.200%	2/11/40	EUR	1,718	2,043
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	3,309	4,054
John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	513	423
John Deere Cash Management Sarl	0.500%	9/15/23	EUR	700	821
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	3,182	4,254
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	1,591	2,092
John Deere Financial Inc.	2.460%	4/4/24	CAD	2,000	1,649
John Deere Financial Inc.	2.410%	1/14/25	CAD	2,000	1,645
John Deere Financial Inc.	1.630%	4/9/26	CAD	2,000	1,587
John Deere Financial Inc.	2.580%	10/16/26	CAD	604	498
John Deere Financial Inc.	1.340%	9/8/27	CAD	2,514	1,928
Johnson & Johnson	0.250%	1/20/22	EUR	859	994
Johnson & Johnson	0.650%	5/20/24	EUR	3,245	3,828
76

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Johnson & Johnson	1.150%	11/20/28	EUR	382	469
	Johnson Controls International plc	1.000%	9/15/23	EUR	955	1,125
	Johnson Controls International plc	1.375%	2/25/25	EUR	5,080	6,089
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	1,585	1,817
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	1,146	1,326
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	13,555	15,016
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	2,545	3,079
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	1,782	2,309
	JPMorgan Chase & Co.	0.991%	4/28/26	GBP	5,000	6,716
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	1,591	2,392
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	29,505	35,002
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	8,624	9,865
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	6,500	5,117
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	1,325	1,618
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	7,178	8,345
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	3,224	3,738
	JPMorgan Chase & Co.	0.597%	2/17/33	EUR	5,000	5,540
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	3,000	4,048
	Kellogg Co.	1.250%	3/10/25	EUR	1,622	1,940
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	2,248	2,837
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	3,182	3,891
[2]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	955	1,168
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	4,455	5,649
	LYB International Finance II BV	0.875%	9/17/26	EUR	2,863	3,376
	Mastercard Inc.	1.100%	12/1/22	EUR	4,088	4,784
	Mastercard Inc.	2.100%	12/1/27	EUR	2,592	3,309
	McDonald's Corp.	2.000%	6/1/23	EUR	200	239
	McDonald's Corp.	1.000%	11/15/23	EUR	5,500	6,505
	McDonald's Corp.	0.625%	1/29/24	EUR	4,000	4,697
	McDonald's Corp.	3.000%	3/8/24	AUD	6,900	5,329
	McDonald's Corp.	3.125%	3/4/25	CAD	5,182	4,371
	McDonald's Corp.	1.750%	5/3/28	EUR	500	623
	McDonald's Corp.	1.500%	11/28/29	EUR	5,300	6,504
	McDonald's Corp.	4.125%	6/11/54	GBP	200	399
	McKesson Corp.	1.500%	11/17/25	EUR	4,009	4,859
	McKesson Corp.	1.625%	10/30/26	EUR	3,245	3,978
	McKesson Corp.	3.125%	2/17/29	GBP	289	424
	Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	5,177	6,033
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	923	1,073
	Medtronic Global Holdings SCA	0.000%	10/15/25	EUR	10,000	11,495
	Medtronic Global Holdings SCA	1.125%	3/7/27	EUR	6,000	7,222
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	2,259	2,595
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	2,578	3,217
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	891	1,052
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	3,182	3,637
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	986	1,324
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	3,245	3,912
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	6,527	7,655
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	4,868	5,994
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	2,991	3,614
	Merck & Co. Inc.	0.500%	11/2/24	EUR	3,157	3,707
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,050	1,315
	Merck & Co. Inc.	2.500%	10/15/34	EUR	1,674	2,367
	Merck & Co. Inc.	1.375%	11/2/36	EUR	764	960
77

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	MetLife Inc.	5.375%	12/9/24	GBP	1,384	2,123
	MetLife Inc.	0.769%	5/23/29	JPY	440,000	3,896
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	684	954
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	117	140
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	1,591	1,860
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	859	688
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	3,071	3,983
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	2,195	1,727
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,891	2,471
	Microsoft Corp.	3.125%	12/6/28	EUR	1,800	2,515
	Microsoft Corp.	2.625%	5/2/33	EUR	2,273	3,250
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	900	1,106
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	2,800	3,321
	Molson Coors International LP	2.840%	7/15/23	CAD	1,591	1,309
	Molson Coors International LP	3.440%	7/15/26	CAD	907	767
[2]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	3,023	3,437
[2]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	3,400	3,818
[2]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	900	1,004
	Mondelez International Inc.	3.250%	3/7/25	CAD	1,023	861
	Mondelez International Inc.	1.625%	3/8/27	EUR	3,775	4,631
	Mondelez International Inc.	0.250%	3/17/28	EUR	8,000	9,060
	Mondelez International Inc.	0.750%	3/17/33	EUR	10,000	11,091
	Mondelez International Inc.	2.375%	3/6/35	EUR	370	484
	Moody's Corp.	1.750%	3/9/27	EUR	958	1,188
	Moody's Corp.	0.950%	2/25/30	EUR	1,909	2,254
	Morgan Stanley	1.000%	12/2/22	EUR	9,320	10,928
	Morgan Stanley	1.875%	3/30/23	EUR	955	1,136
	Morgan Stanley	3.000%	2/7/24	CAD	3,178	2,650
	Morgan Stanley	0.637%	7/26/24	EUR	6,427	7,522
	Morgan Stanley	1.750%	1/30/25	EUR	3,914	4,757
	Morgan Stanley	1.342%	10/23/26	EUR	4,295	5,162
	Morgan Stanley	2.625%	3/9/27	GBP	2,780	3,975
	Morgan Stanley	1.875%	4/27/27	EUR	1,894	2,348
	Morgan Stanley	1.779%	8/4/27	CAD	2,000	1,573
	Morgan Stanley	0.406%	10/29/27	EUR	6,497	7,444
	Morgan Stanley	0.495%	10/26/29	EUR	10,363	11,705
	Morgan Stanley	0.497%	2/7/31	EUR	7,395	8,242
	Nasdaq Inc.	1.750%	3/28/29	EUR	3,023	3,744
	Nasdaq Inc.	0.875%	2/13/30	EUR	1,956	2,269
	Nasdaq Inc.	0.900%	7/30/33	EUR	1,700	1,903
	Nestle Holdings Inc.	0.875%	7/18/25	EUR	4,000	4,760
	New York Life Global Funding	0.250%	1/23/27	EUR	3,182	3,666
	New York Life Global Funding	2.000%	4/17/28	CAD	4,200	3,337
	New York Life Global Funding	0.750%	12/14/28	GBP	2,000	2,599
	NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	1,430	1,039
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	1,209	1,427
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	1,432	1,749
	Oracle Corp.	3.125%	7/10/25	EUR	319	410
	Paccar Financial Ltd.	0.985%	5/14/24	CAD	2,000	1,588
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	3,870	4,587
	PepsiCo Inc.	0.250%	5/6/24	EUR	2,005	2,340
	PepsiCo Inc.	2.150%	5/6/24	CAD	1,018	834
	PepsiCo Inc.	0.750%	3/18/27	EUR	637	756
78

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
PepsiCo Inc.	0.500%	5/6/28	EUR	3,755	4,387
PepsiCo Inc.	0.875%	7/18/28	EUR	1,146	1,368
PepsiCo Inc.	1.125%	3/18/31	EUR	604	728
PepsiCo Inc.	0.400%	10/9/32	EUR	4,089	4,551
PepsiCo Inc.	0.750%	10/14/33	EUR	2,271	2,599
PepsiCo Inc.	0.875%	10/16/39	EUR	3,150	3,611
PepsiCo Inc.	1.050%	10/9/50	EUR	2,700	3,100
PerkinElmer Inc.	1.875%	7/19/26	EUR	1,464	1,798
Pfizer Inc.	0.250%	3/6/22	EUR	4,041	4,679
Pfizer Inc.	1.000%	3/6/27	EUR	1,082	1,300
Pfizer Inc.	2.735%	6/15/43	GBP	3,586	5,557
Philip Morris International Inc.	0.625%	11/8/24	EUR	446	522
Philip Morris International Inc.	2.875%	5/14/29	EUR	795	1,055
Philip Morris International Inc.	0.800%	8/1/31	EUR	2,863	3,193
Philip Morris International Inc.	3.125%	6/3/33	EUR	319	438
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,545	3,038
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,718	2,013
Philip Morris International Inc.	1.450%	8/1/39	EUR	1,973	2,156
PPG Industries Inc.	0.875%	11/3/25	EUR	828	982
Praxair Inc.	1.200%	2/12/24	EUR	2,545	3,037
Praxair Inc.	1.625%	12/1/25	EUR	6,539	8,065
Procter & Gamble Co.	1.125%	11/2/23	EUR	3,697	4,394
Procter & Gamble Co.	0.500%	10/25/24	EUR	955	1,124
Procter & Gamble Co.	0.625%	10/30/24	EUR	1,304	1,539
Procter & Gamble Co.	1.375%	5/3/25	GBP	3,118	4,310
Procter & Gamble Co.	1.200%	10/30/28	EUR	1,495	1,835
Procter & Gamble Co.	1.800%	5/3/29	GBP	4,018	5,683
Procter & Gamble Co.	1.250%	10/25/29	EUR	2,227	2,746
Procter & Gamble Co.	1.875%	10/30/38	EUR	764	1,041
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	5,409	6,194
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,227	2,562
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	337	423
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	1,925	2,162
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	1,576	1,741
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,050	1,188
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,704	2,949
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,464	1,676
Prologis LP	3.000%	6/2/26	EUR	509	662
Prologis LP	2.250%	6/30/29	GBP	1,374	1,962
Public Storage	0.500%	9/9/30	EUR	4,100	4,592
Public Storage	0.875%	1/24/32	EUR	2,132	2,419
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	1,530	1,944
Realty Income Corp.	1.125%	7/13/27	GBP	4,800	6,378
Realty Income Corp.	1.625%	12/15/30	GBP	2,000	2,670
Realty Income Corp.	1.750%	7/13/33	GBP	2,500	3,330
Schlumberger Finance BV	0.250%	10/15/27	EUR	3,182	3,640
Schlumberger Finance BV	0.500%	10/15/31	EUR	3,182	3,570
Schlumberger Finance BV	2.000%	5/6/32	EUR	2,000	2,564
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,082	1,291
Schneider Electric SE	0.250%	9/9/24	EUR	3,200	3,735
Schneider Electric SE	0.875%	3/11/25	EUR	1,100	1,308
Schneider Electric SE	1.375%	6/21/27	EUR	5,000	6,142
Schneider Electric SE	1.500%	1/15/28	EUR	3,500	4,350
Schneider Electric SE	0.250%	3/11/29	EUR	4,800	5,517
Simon International Finance SCA	1.125%	3/19/33	EUR	6,000	6,833
79

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Southern Co.	1.875%	9/15/81	EUR	2,000	2,258
Southern Power Co.	1.850%	6/20/26	EUR	3,405	4,202
Stellantis NV	3.375%	7/7/23	EUR	5,000	6,063
Stellantis NV	2.000%	3/20/25	EUR	1,200	1,459
Stellantis NV	3.875%	1/5/26	EUR	5,409	7,076
Stellantis NV	2.750%	5/15/26	EUR	3,000	3,798
Stellantis NV	4.500%	7/7/28	EUR	7,252	10,265
Stellantis NV	1.125%	9/18/29	EUR	4,000	4,641
Stellantis NV	1.250%	6/20/33	EUR	4,500	5,049
Stryker Corp.	1.125%	11/30/23	EUR	732	868
Stryker Corp.	0.250%	12/3/24	EUR	1,209	1,404
Stryker Corp.	2.125%	11/30/27	EUR	604	763
Stryker Corp.	2.625%	11/30/30	EUR	668	890
Stryker Corp.	1.000%	12/3/31	EUR	3,501	4,098
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,000	2,493
Sysco Canada Inc.	3.650%	4/25/25	CAD	815	691
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	4,406	5,087
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	2,462	2,857
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	1,490	1,756
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	2,036	2,351
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,909	2,339
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	5,235	6,320
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	955	1,180
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	986	1,136
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	319	386
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	2,107	2,962
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	1,273	1,500
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	3,468	4,241
Time Warner Cable LLC	5.250%	7/15/42	GBP	1,878	3,438
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	3,100	4,084
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	9,000	10,227
Trillium Windpower LP	5.803%	2/15/33	CAD	128	118
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	3,285	2,730
Tyco Electronics Group SA	1.100%	3/1/23	EUR	1,186	1,391
Tyco Electronics Group SA	0.000%	2/14/25	EUR	2,005	2,314
Tyco Electronics Group SA	0.000%	2/16/29	EUR	1,132	1,257
United Parcel Service Inc.	0.375%	11/15/23	EUR	2,354	2,751
United Parcel Service Inc.	2.125%	5/21/24	CAD	4,227	3,458
United Parcel Service Inc.	1.625%	11/15/25	EUR	3,786	4,633
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,050	1,306
United Parcel Service Inc.	5.125%	2/12/50	GBP	200	458
Upjohn Finance BV	1.023%	6/23/24	EUR	3,000	3,546
Upjohn Finance BV	1.362%	6/23/27	EUR	5,545	6,599
Upjohn Finance BV	1.908%	6/23/32	EUR	6,545	7,846
US Bancorp	0.850%	6/7/24	EUR	4,723	5,580
Utah Acquisition Sub Inc.	2.250%	11/22/24	EUR	5,000	6,109
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	376	494
Ventas Canada Finance Ltd.	2.550%	3/15/23	CAD	2,764	2,263
Ventas Canada Finance Ltd.	2.800%	4/12/24	CAD	3,050	2,518
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	382	326
Verizon Communications Inc.	3.500%	2/17/23	AUD	2,040	1,580
Verizon Communications Inc.	4.073%	6/18/24	GBP	955	1,406
Verizon Communications Inc.	4.050%	2/17/25	AUD	500	399
Verizon Communications Inc.	0.875%	4/2/25	EUR	1,559	1,846
Verizon Communications Inc.	3.250%	2/17/26	EUR	828	1,083
80

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	1.375%	10/27/26	EUR	5,827	7,075
Verizon Communications Inc.	0.875%	4/8/27	EUR	7,878	9,313
Verizon Communications Inc.	4.500%	8/17/27	AUD	4,830	3,959
Verizon Communications Inc.	1.375%	11/2/28	EUR	5,118	6,240
Verizon Communications Inc.	1.125%	11/3/28	GBP	10,060	13,144
Verizon Communications Inc.	0.375%	3/22/29	EUR	9,417	10,650
Verizon Communications Inc.	1.875%	10/26/29	EUR	409	516
Verizon Communications Inc.	1.250%	4/8/30	EUR	3,182	3,813
Verizon Communications Inc.	2.500%	5/16/30	CAD	1,772	1,406
Verizon Communications Inc.	1.875%	9/19/30	GBP	2,009	2,728
Verizon Communications Inc.	2.500%	4/8/31	GBP	258	366
Verizon Communications Inc.	2.625%	12/1/31	EUR	800	1,071
Verizon Communications Inc.	0.875%	3/19/32	EUR	3,000	3,423
Verizon Communications Inc.	0.750%	3/22/32	EUR	2,530	2,847
Verizon Communications Inc.	1.300%	5/18/33	EUR	3,389	3,985
Verizon Communications Inc.	1.125%	9/19/35	EUR	3,727	4,247
Verizon Communications Inc.	3.125%	11/2/35	GBP	1,132	1,725
Verizon Communications Inc.	3.375%	10/27/36	GBP	1,607	2,522
Verizon Communications Inc.	2.875%	1/15/38	EUR	2,950	4,146
Verizon Communications Inc.	1.875%	11/3/38	GBP	1,909	2,475
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,940	2,285
Verizon Communications Inc.	1.850%	5/18/40	EUR	200	248
Verizon Communications Inc.	3.625%	5/16/50	CAD	3,605	2,770
Verizon Communications Inc.	4.050%	3/22/51	CAD	581	481
VF Corp.	0.625%	9/20/23	EUR	1,718	2,009
VF Corp.	0.250%	2/25/28	EUR	477	542
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	422	616
Walmart Inc.	1.900%	4/8/22	EUR	2,705	3,140
Walmart Inc.	2.550%	4/8/26	EUR	604	772
Walmart Inc.	4.875%	9/21/29	EUR	3,421	5,293
Walmart Inc.	5.625%	3/27/34	GBP	4,721	9,313
Walmart Inc.	5.250%	9/28/35	GBP	319	627
Walt Disney Co.	3.057%	3/30/27	CAD	4,846	4,046
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,256	1,034
Wells Fargo & Co.	2.250%	5/2/23	EUR	5,187	6,210
Wells Fargo & Co.	2.509%	10/27/23	CAD	3,503	2,886
Wells Fargo & Co.	0.500%	11/2/23	CHF	6,365	7,020
Wells Fargo & Co.	2.125%	12/20/23	GBP	156	216
Wells Fargo & Co.	3.184%	2/8/24	CAD	1,591	1,326
Wells Fargo & Co.	0.500%	4/26/24	EUR	3,277	3,827
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,400	1,195
Wells Fargo & Co.	1.625%	6/2/25	EUR	1,591	1,925
Wells Fargo & Co.	2.000%	7/28/25	GBP	8,718	12,087
Wells Fargo & Co.	2.000%	4/27/26	EUR	6,363	7,843
Wells Fargo & Co.	2.568%	5/1/26	CAD	900	739
Wells Fargo & Co.	2.975%	5/19/26	CAD	3,214	2,671
Wells Fargo & Co.	1.375%	10/26/26	EUR	4,232	5,086
Wells Fargo & Co.	1.000%	2/2/27	EUR	4,718	5,552
Wells Fargo & Co.	2.493%	2/18/27	CAD	2,649	2,142
Wells Fargo & Co.	1.500%	5/24/27	EUR	6,363	7,677
Wells Fargo & Co.	3.500%	9/12/29	GBP	1,378	2,080
Wells Fargo & Co.	1.741%	5/4/30	EUR	3,182	3,874
Wells Fargo & Co.	0.625%	8/14/30	EUR	2,545	2,857
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,306	2,291
Wells Fargo Bank NA	5.250%	8/1/23	GBP	3,000	4,370
81

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wells Fargo Canada Corp.	3.460%	1/24/23	CAD	5,251	4,372
Welltower Inc.	4.800%	11/20/28	GBP	2,323	3,741
Welltower Inc.	4.500%	12/1/34	GBP	1,527	2,553
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	3,405	4,102
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,146	1,366
WPC Eurobond BV	2.250%	7/19/24	EUR	2,005	2,441
WPC Eurobond BV	2.250%	4/9/26	EUR	1,304	1,611
WPC Eurobond BV	2.125%	4/15/27	EUR	6,215	7,693
WPC Eurobond BV	1.350%	4/15/28	EUR	2,863	3,377
WPC Eurobond BV	0.950%	6/1/30	EUR	444	498
Xylem Inc.	2.250%	3/11/23	EUR	1,209	1,435
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	1,878	2,208
					2,130,393
Total Corporate Bonds (Cost $14,785,929)					14,156,167
Sovereign Bonds (78.2%)
Australia (2.8%)
Australian Capital Territory	4.000%	5/22/24	AUD	1,600	1,280
Australian Capital Territory	1.250%	5/22/25	AUD	150	112
Australian Capital Territory	2.500%	5/21/26	AUD	640	497
Australian Capital Territory	2.250%	5/22/29	AUD	2,920	2,204
Commonwealth of Australia	5.750%	7/15/22	AUD	28,438	22,202
Commonwealth of Australia	2.250%	11/21/22	AUD	56,707	43,469
Commonwealth of Australia	5.500%	4/21/23	AUD	32,022	25,806
Commonwealth of Australia	2.750%	4/21/24	AUD	82,727	65,163
Commonwealth of Australia	0.250%	11/21/24	AUD	77,268	56,443
Commonwealth of Australia	3.250%	4/21/25	AUD	84,643	67,793
Commonwealth of Australia	0.250%	11/21/25	AUD	57,709	41,343
Commonwealth of Australia	4.250%	4/21/26	AUD	68,955	58,023
Commonwealth of Australia	0.500%	9/21/26	AUD	60,849	43,498
Commonwealth of Australia	4.750%	4/21/27	AUD	50,703	44,415
Commonwealth of Australia	2.750%	11/21/27	AUD	48,682	38,902
Commonwealth of Australia	2.250%	5/21/28	AUD	91,746	71,690
Commonwealth of Australia	2.750%	11/21/28	AUD	73,137	58,505
Commonwealth of Australia	3.250%	4/21/29	AUD	173,523	143,250
Commonwealth of Australia	2.750%	11/21/29	AUD	84,551	68,282
Commonwealth of Australia	2.500%	5/21/30	AUD	97,183	76,412
Commonwealth of Australia	1.000%	12/21/30	AUD	100,811	70,348
Commonwealth of Australia	1.500%	6/21/31	AUD	86,879	63,208
Commonwealth of Australia	1.000%	11/21/31	AUD	100,319	68,264
Commonwealth of Australia	1.250%	5/21/32	AUD	48,935	34,421
Commonwealth of Australia	1.750%	11/21/32	AUD	9,000	6,528
Commonwealth of Australia	4.500%	4/21/33	AUD	49,505	46,331
Commonwealth of Australia	2.750%	6/21/35	AUD	29,707	23,590
Commonwealth of Australia	3.750%	4/21/37	AUD	25,823	22,800
Commonwealth of Australia	3.250%	6/21/39	AUD	18,598	15,377
Commonwealth of Australia	2.750%	5/21/41	AUD	22,495	17,150
Commonwealth of Australia	3.000%	3/21/47	AUD	50,050	39,418
Commonwealth of Australia	1.750%	6/21/51	AUD	52,211	31,418
National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	930	713
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	10,691	8,425
New South Wales Treasury Corp.	1.000%	2/8/24	AUD	9,863	7,388
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	10,564	8,743
New South Wales Treasury Corp.	1.250%	3/20/25	AUD	12,727	9,509
82

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	3,054	2,529
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	41,674	33,285
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	28,137	22,474
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	6,363	5,094
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	14,519	11,588
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	34,806	27,795
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	16,530	12,119
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	10,000	6,904
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	7,030	5,016
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	10,000	6,801
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	136	113
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	900	735
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	4,773	3,149
	New South Wales Treasury Corp.	2.250%	5/7/41	AUD	2,500	1,642
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	1,900	1,481
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	5,100	4,001
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	600	491
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	1,000	823
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	1,300	934
	Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	409
[2]	Queensland Treasury Corp.	4.250%	7/21/23	AUD	16,132	12,817
[2]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	4,295	3,377
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	14,700	12,365
[2]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	15,751	13,212
[2]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	19,887	15,985
[2]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	23,364	18,399
[2]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	34,587	28,009
[2]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	25,000	20,292
[2]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	23,166	19,230
[2]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	10,317
[2]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	8,688	6,194
[2]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	10,000	6,859
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	2,641	2,781
[2]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	795	541
[2]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	4,773	3,214
[2]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	4,709	3,110
[2]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	3,901	3,509
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	1,591	1,275
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	5,569	4,289
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	3,501	2,746
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	2,625	2,087
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	397	317
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	3,404	2,717
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	17,387	13,643
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	10,848	7,644
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	3,053	2,440
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	477	384
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	4,455	3,770
83

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	12,000	8,626
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	16,545	14,710
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	3,059	2,217
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	29,425	23,443
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	20,619	15,876
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	20,195	14,200
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	26,363	18,368
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	28,751	25,501
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	6,773	4,868
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	12,030	7,849
	Western Australian Treasury Corp.	6.000%	10/16/23	AUD	3,182	2,627
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	15,273	11,830
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	4,932	4,171
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	7,903	6,299
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	3,182	2,547
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	19,132	15,503
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	15,501	12,182
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	9,832	7,011
						1,969,654
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	10,819	12,640
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	637	834
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	2,863	3,288
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	382	559
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	500	553
[1]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	9,745	11,585
[1]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	477	376
[1]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	1,591	1,839
[1]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	1,435	1,915
[2]	Republic of Austria	3.400%	11/22/22	EUR	9,641	11,607
[2]	Republic of Austria	0.000%	4/20/23	EUR	32,550	37,945
[2]	Republic of Austria	0.000%	7/15/23	EUR	8,297	9,686
[2]	Republic of Austria	1.750%	10/20/23	EUR	16,206	19,591
[2]	Republic of Austria	0.000%	7/15/24	EUR	22,273	26,085
[2]	Republic of Austria	1.650%	10/21/24	EUR	2,161	2,658
[2]	Republic of Austria	0.000%	4/20/25	EUR	138,936	162,740
[2]	Republic of Austria	0.750%	10/20/26	EUR	66,564	80,933
[2]	Republic of Austria	0.500%	4/20/27	EUR	13,045	15,675
[2]	Republic of Austria	0.750%	2/20/28	EUR	7,955	9,701
[2]	Republic of Austria	0.500%	2/20/29	EUR	48,643	58,350
[2]	Republic of Austria	0.000%	2/20/30	EUR	8,490	9,752
[2]	Republic of Austria	0.000%	2/20/31	EUR	53,307	60,678
[2]	Republic of Austria	2.400%	5/23/34	EUR	7,193	10,499
[2]	Republic of Austria	5.375%	12/1/34	CAD	518	534
[2]	Republic of Austria	0.250%	10/20/36	EUR	39,169	44,057
[2]	Republic of Austria	0.000%	10/20/40	EUR	40,828	43,083
[2]	Republic of Austria	3.150%	6/20/44	EUR	15,987	29,211
[2]	Republic of Austria	1.500%	2/20/47	EUR	19,664	28,056
[2]	Republic of Austria	0.750%	3/20/51	EUR	19,955	24,121
[2]	Republic of Austria	3.800%	1/26/62	EUR	6,422	15,525
[2]	Republic of Austria	0.700%	4/20/71	EUR	4,200	4,655
84

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Republic of Austria	1.500%	11/2/86	EUR	7,772	11,778
[2]	Republic of Austria	2.100%	9/20/17	EUR	5,290	10,132
[2]	Republic of Austria	0.850%	6/30/20	EUR	22,161	23,700
						784,341
Belgium (1.8%)
	Kingdom of Belgium	2.250%	6/22/23	EUR	22,270	26,954
[2]	Kingdom of Belgium	0.200%	10/22/23	EUR	25,000	29,352
[2]	Kingdom of Belgium	2.600%	6/22/24	EUR	41,485	51,953
[2]	Kingdom of Belgium	0.500%	10/22/24	EUR	16,545	19,698
[2,8]	Kingdom of Belgium	0.800%	6/22/25	EUR	66,754	80,579
[2]	Kingdom of Belgium	1.000%	6/22/26	EUR	99,425	121,815
[2]	Kingdom of Belgium	0.800%	6/22/27	EUR	40,505	49,460
[2]	Kingdom of Belgium	0.000%	10/22/27	EUR	71,404	83,335
[2]	Kingdom of Belgium	0.900%	6/22/29	EUR	51,620	63,734
[2,8]	Kingdom of Belgium	0.100%	6/22/30	EUR	87,025	100,572
[2]	Kingdom of Belgium	1.000%	6/22/31	EUR	8,655	10,797
[2,8]	Kingdom of Belgium	0.000%	10/22/31	EUR	98,637	111,334
	Kingdom of Belgium	4.000%	3/28/32	EUR	12,830	20,633
[2]	Kingdom of Belgium	1.250%	4/22/33	EUR	11,137	14,296
[2]	Kingdom of Belgium	3.000%	6/22/34	EUR	40,336	61,861
[2]	Kingdom of Belgium	5.000%	3/28/35	EUR	1,410	2,618
[2]	Kingdom of Belgium	1.450%	6/22/37	EUR	35,479	46,832
[2]	Kingdom of Belgium	1.900%	6/22/38	EUR	40,296	56,681
[2]	Kingdom of Belgium	0.400%	6/22/40	EUR	64,880	71,989
	Kingdom of Belgium	3.750%	6/22/45	EUR	34,960	67,207
[2]	Kingdom of Belgium	1.600%	6/22/47	EUR	28,887	39,772
[2]	Kingdom of Belgium	1.700%	6/22/50	EUR	16,775	23,719
[2]	Kingdom of Belgium	2.250%	6/22/57	EUR	4,964	8,112
[2]	Kingdom of Belgium	2.150%	6/22/66	EUR	3,454	5,740
[2]	Kingdom of Belgium	0.650%	6/22/71	EUR	39,673	39,415
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	1,600	1,888
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	3,400	4,120
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,000	1,296
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,100	1,536
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	2,600	3,384
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	5,300	6,146
	Region Wallonne Belgium	0.500%	4/8/30	EUR	3,200	3,736
	Region Wallonne Belgium	1.250%	5/3/34	EUR	10,200	12,688
	Region Wallonne Belgium	0.500%	6/22/37	EUR	7,000	7,734
	Region Wallonne Belgium	1.050%	6/22/40	EUR	3,000	3,529
	Region Wallonne Belgium	0.650%	1/16/51	EUR	3,800	3,869
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,000	2,271
						1,260,655
Britain (0.0%)
	United Kingdom Gilt	1.500%	7/31/53	GBP	11,959	18,236
Bulgaria (0.0%)
	Republic of Bulgaria	1.875%	3/21/23	EUR	1,909	2,267
	Republic of Bulgaria	2.950%	9/3/24	EUR	156	196
	Republic of Bulgaria	2.625%	3/26/27	EUR	955	1,241
	Republic of Bulgaria	3.000%	3/21/28	EUR	7,957	10,674
	Republic of Bulgaria	3.125%	3/26/35	EUR	3,591	5,153
	Republic of Bulgaria	1.375%	9/23/50	EUR	2,227	2,406
						21,937
85

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Canada (4.2%)
	British Columbia Municipal Finance Authority	2.600%	4/23/23	CAD	588	487
	British Columbia Municipal Finance Authority	2.800%	12/3/23	CAD	1,949	1,627
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	1,715	1,414
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	1,904	1,608
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	1,909	1,522
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	3,498	2,938
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	2,188	1,827
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	1,000	794
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	2,425	2,082
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	1,481	1,232
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	1,500	1,219
	Canada	0.250%	11/1/22	CAD	61,451	49,398
	Canada	0.250%	2/1/23	CAD	53,619	42,994
	Canada	1.750%	3/1/23	CAD	30,348	24,800
	Canada	0.250%	5/1/23	CAD	64,279	51,411
	Canada	1.500%	6/1/23	CAD	6,322	5,153
	Canada	8.000%	6/1/23	CAD	350	314
	Canada	0.250%	8/1/23	CAD	51,382	40,974
	Canada	2.000%	9/1/23	CAD	17,424	14,322
	Canada	2.250%	3/1/24	CAD	14,656	12,149
	Canada	0.250%	4/1/24	CAD	41,300	32,670
	Canada	2.500%	6/1/24	CAD	9,628	8,046
	Canada	1.500%	9/1/24	CAD	36,170	29,469
	Canada	2.250%	6/1/25	CAD	1,013	847
	Canada	9.000%	6/1/25	CAD	3,819	3,917
	Canada	0.500%	9/1/25	CAD	31,365	24,545
	Canada	0.250%	3/1/26	CAD	27,655	21,255
	Canada	1.500%	6/1/26	CAD	1,910	1,549
	Canada	1.000%	9/1/26	CAD	41,535	32,819
	Canada	1.000%	6/1/27	CAD	2,460	1,934
	Canada	8.000%	6/1/27	CAD	1,622	1,764
	Canada	2.000%	6/1/28	CAD	12,964	10,775
	Canada	2.250%	6/1/29	CAD	7,673	6,501
	Canada	5.750%	6/1/29	CAD	12,850	13,464
	Canada	1.250%	6/1/30	CAD	55,701	43,657
	Canada	0.500%	12/1/30	CAD	39,509	28,811
	Canada	1.500%	6/1/31	CAD	78,805	62,587
	Canada	5.750%	6/1/33	CAD	36,079	41,192
	Canada	5.000%	6/1/37	CAD	39,390	45,224
	Canada	4.000%	6/1/41	CAD	28,138	30,355
	Canada	3.500%	12/1/45	CAD	10,501	10,946
	Canada	2.750%	12/1/48	CAD	8,322	7,798
	Canada	2.000%	12/1/51	CAD	86,087	69,643
	Canada	1.750%	12/1/53	CAD	13,200	10,012
	Canada	2.750%	12/1/64	CAD	15,753	15,165
[2]	Canada Housing Trust No. 1	2.400%	12/15/22	CAD	44,390	36,531
[2]	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	21,980	18,180
[2]	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	23,710	19,737
[2]	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	6,770	5,717
[2]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	22,455	18,673
[2]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	38,865	32,614
[2]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	25,850	21,032
[2]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	15,840	13,356
[2]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	26,670	21,263
86

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	31,480	26,022
[2]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	6,915	5,783
[2]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	33,055	26,285
[2]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	12,545	10,261
[2]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	16,100	12,703
[2]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	10,290	8,566
[2]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	6,655	5,558
[2]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	22,215	18,875
[2]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	8,670	7,359
[2]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	12,045	9,847
[2]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	19,935	15,792
[2]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	9,115	6,794
[2]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	11,605	8,889
[2]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	8,645	6,957
[2]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	12,250	9,582
	Canada Post Corp.	4.080%	7/16/25	CAD	2,834	2,495
	Canada Post Corp.	4.360%	7/16/40	CAD	1,162	1,199
	City of Montreal Canada	4.250%	12/1/32	CAD	500	468
	CPPIB Capital Inc.	0.375%	7/25/23	GBP	1,177	1,598
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	10,816	12,666
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	4,900	5,699
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	2,536	2,186
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	2,832	3,417
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	5,041	4,030
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	4,853	6,219
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	2,000	2,133
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	1,464	1,727
	Export Development Canada	2.800%	5/31/23	AUD	2,230	1,726
	Export Development Canada	1.375%	12/8/23	GBP	3,182	4,396
	Export Development Canada	1.650%	7/31/24	CAD	1,330	1,085
	Financement-Quebec	5.250%	6/1/34	CAD	3,398	3,535
	First Nations Finance Authority	3.050%	6/1/28	CAD	329	280
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,064	827
	Government of the Northwest Territories	2.200%	9/29/51	CAD	319	223
	Greater Sudbury Canada	2.416%	3/12/50	CAD	277	203
	Hydro-Quebec	6.000%	8/15/31	CAD	2,956	3,159
	Hydro-Quebec	6.500%	1/16/35	CAD	1,322	1,534
	Hydro-Quebec	6.500%	2/15/35	CAD	9,659	11,310
	Hydro-Quebec	6.000%	2/15/40	CAD	8,873	10,694
	Hydro-Quebec	5.000%	2/15/45	CAD	13,363	14,958
	Hydro-Quebec	5.000%	2/15/50	CAD	16,635	19,871
	Hydro-Quebec	4.000%	2/15/55	CAD	16,124	16,622
	Hydro-Quebec	2.100%	2/15/60	CAD	12,644	8,591
[2]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	2,687	2,488
[2]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	1,206	1,192
[2]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	2,408	2,459
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	2,772	2,481
	Montreal	3.500%	9/1/23	CAD	2,371	1,994
	Montreal	3.500%	9/1/24	CAD	350	298
	Montreal	3.000%	9/1/25	CAD	2,227	1,886
	Montreal	3.000%	9/1/27	CAD	1,591	1,356
	Montreal	3.150%	9/1/28	CAD	2,271	1,949
	Montreal	2.300%	9/1/29	CAD	1,738	1,411
	Montreal	1.750%	9/1/30	CAD	2,859	2,205
	Montreal	2.000%	9/1/31	CAD	1,600	1,243
87

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Montreal	4.100%	12/1/34	CAD	1,017	954
	Montreal	3.150%	12/1/36	CAD	1,904	1,603
	Montreal	3.500%	12/1/38	CAD	2,609	2,308
	Montreal	2.400%	12/1/41	CAD	1,991	1,502
	Montreal	6.000%	6/1/43	CAD	1,291	1,546
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	800	637
[2]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	1,686	1,515
[2]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	747	715
[2]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,414	3,396
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	64	58
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	637	692
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,255	1,090
	OMERS Finance Trust	0.450%	5/13/25	EUR	4,295	5,015
	OMERS Finance Trust	1.550%	4/21/27	CAD	1,941	1,540
	OMERS Finance Trust	2.600%	5/14/29	CAD	2,355	1,954
[2]	OMERS Finance Trust	2.600%	5/14/29	CAD	917	761
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	4,465	4,654
	Ontario Electricity Financial Corp.	0.000%	4/11/31	CAD	1,600	1,020
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	570	568
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	23,889	28,066
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	5,000	5,702
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	2,000	2,338
	OPB Finance Trust	2.950%	2/2/26	CAD	9,227	7,813
	OPB Finance Trust	2.980%	1/25/27	CAD	1,586	1,339
	Ottawa Ontario	4.600%	7/14/42	CAD	604	614
	Ottawa Ontario	3.250%	11/10/47	CAD	867	739
	Ottawa Ontario	3.100%	7/27/48	CAD	1,301	1,068
	Ottawa Ontario	2.500%	5/11/51	CAD	1,247	923
	Ottawa Ontario	4.200%	7/30/53	CAD	458	464
	Province of Alberta	2.550%	12/15/22	CAD	3,099	2,559
	Province of Alberta	2.650%	9/1/23	CAD	3,501	2,912
	Province of Alberta	3.400%	12/1/23	CAD	955	808
	Province of Alberta	3.100%	6/1/24	CAD	8,559	7,229
	Province of Alberta	0.625%	4/18/25	EUR	3,372	3,977
	Province of Alberta	2.350%	6/1/25	CAD	10,741	8,921
	Province of Alberta	0.625%	1/16/26	EUR	1,622	1,917
	Province of Alberta	2.200%	6/1/26	CAD	7,763	6,399
	Province of Alberta	3.100%	12/14/26	AUD	668	526
	Province of Alberta	2.550%	6/1/27	CAD	12,932	10,808
	Province of Alberta	2.900%	12/1/28	CAD	7,848	6,687
	Province of Alberta	2.900%	9/20/29	CAD	4,977	4,243
	Province of Alberta	2.050%	6/1/30	CAD	19,181	15,289
	Province of Alberta	1.650%	6/1/31	CAD	8,652	6,674
	Province of Alberta	3.500%	6/1/31	CAD	3,764	3,388
	Province of Alberta	3.900%	12/1/33	CAD	4,251	3,933
	Province of Alberta	4.500%	12/1/40	CAD	1,591	1,622
	Province of Alberta	3.450%	12/1/43	CAD	6,070	5,415
	Province of Alberta	3.300%	12/1/46	CAD	13,357	11,683
	Province of Alberta	3.050%	12/1/48	CAD	16,496	13,887
	Province of Alberta	3.100%	6/1/50	CAD	22,548	19,289
	Province of Alberta	2.950%	6/1/52	CAD	6,200	5,238
	Province of British Columbia	2.700%	12/18/22	CAD	4,374	3,620
88

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of British Columbia	3.300%	12/18/23	CAD	6,047	5,115
Province of British Columbia	4.250%	11/27/24	AUD	1,120	906
Province of British Columbia	2.850%	6/18/25	CAD	9,768	8,270
Province of British Columbia	2.300%	6/18/26	CAD	4,773	3,965
Province of British Columbia	2.550%	6/18/27	CAD	7,259	6,094
Province of British Columbia	2.950%	12/18/28	CAD	6,997	6,009
Province of British Columbia	5.700%	6/18/29	CAD	4,320	4,380
Province of British Columbia	2.200%	6/18/30	CAD	14,685	11,930
Province of British Columbia	1.550%	6/18/31	CAD	10,300	7,897
Province of British Columbia	6.350%	6/18/31	CAD	4,773	5,246
Province of British Columbia	4.700%	6/18/37	CAD	2,214	2,284
Province of British Columbia	4.950%	6/18/40	CAD	3,977	4,298
Province of British Columbia	4.300%	6/18/42	CAD	9,257	9,417
Province of British Columbia	3.200%	6/18/44	CAD	10,507	9,207
Province of British Columbia	2.800%	6/18/48	CAD	12,876	10,620
Province of British Columbia	4.900%	6/18/48	CAD	955	1,100
Province of British Columbia	2.950%	6/18/50	CAD	17,497	14,948
Province of British Columbia	2.750%	6/18/52	CAD	5,400	4,515
Province of Manitoba	2.550%	6/2/23	CAD	5,575	4,609
Province of Manitoba	3.300%	6/2/24	CAD	2,455	2,080
Province of Manitoba	4.250%	3/3/25	AUD	319	258
Province of Manitoba	2.450%	6/2/25	CAD	5,675	4,727
Province of Manitoba	4.400%	9/5/25	CAD	2,164	1,929
Province of Manitoba	2.550%	6/2/26	CAD	6,045	5,060
Province of Manitoba	2.600%	6/2/27	CAD	4,837	4,057
Province of Manitoba	3.000%	6/2/28	CAD	4,000	3,430
Province of Manitoba	2.750%	6/2/29	CAD	3,568	3,013
Province of Manitoba	3.250%	9/5/29	CAD	1,822	1,588
Province of Manitoba	2.050%	6/2/30	CAD	4,820	3,863
Province of Manitoba	6.300%	3/5/31	CAD	304	328
Province of Manitoba	2.050%	6/2/31	CAD	6,896	5,457
Province of Manitoba	5.700%	3/5/37	CAD	955	1,073
Province of Manitoba	4.600%	3/5/38	CAD	1,806	1,828
Province of Manitoba	4.650%	3/5/40	CAD	1,273	1,308
Province of Manitoba	4.100%	3/5/41	CAD	2,391	2,318
Province of Manitoba	4.400%	3/5/42	CAD	2,069	2,089
Province of Manitoba	3.350%	3/5/43	CAD	1,237	1,088
Province of Manitoba	4.050%	9/5/45	CAD	3,026	2,966
Province of Manitoba	2.850%	9/5/46	CAD	5,384	4,380
Province of Manitoba	3.400%	9/5/48	CAD	5,288	4,753
Province of Manitoba	3.200%	3/5/50	CAD	6,303	5,505
Province of Manitoba	4.700%	3/5/50	CAD	520	570
Province of Manitoba	2.050%	9/5/52	CAD	3,258	2,288
Province of Manitoba	3.150%	9/5/52	CAD	2,888	2,493
Province of Manitoba	3.450%	3/5/63	CAD	1,144	1,105
Province of New Brunswick	2.850%	6/2/23	CAD	3,182	2,643
Province of New Brunswick	3.650%	6/3/24	CAD	3,501	2,991
Province of New Brunswick	1.800%	8/14/25	CAD	1,900	1,551
Province of New Brunswick	2.600%	8/14/26	CAD	3,182	2,669
Province of New Brunswick	2.350%	8/14/27	CAD	2,514	2,078
Province of New Brunswick	3.100%	8/14/28	CAD	2,627	2,264
Province of New Brunswick	5.500%	1/27/34	CAD	1,273	1,358
Province of New Brunswick	4.550%	3/26/37	CAD	2,227	2,222
Province of New Brunswick	4.800%	9/26/39	CAD	770	800
Province of New Brunswick	4.800%	6/3/41	CAD	952	1,002
89

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of New Brunswick	3.550%	6/3/43	CAD	3,646	3,282
Province of New Brunswick	3.800%	8/14/45	CAD	4,404	4,133
Province of New Brunswick	3.100%	8/14/48	CAD	5,244	4,430
Province of New Brunswick	3.050%	8/14/50	CAD	4,358	3,669
Province of New Brunswick	3.550%	6/3/55	CAD	400	380
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	3,291	2,723
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	3,182	2,707
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,700	1,318
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	319	318
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	4,773	4,030
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	2,900	2,445
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	3,437	2,644
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	319	343
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	1,936	1,923
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	5,538	4,607
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	4,070	3,608
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	5,112	3,745
Province of Nova Scotia	1.000%	4/17/23	CAD	800	647
Province of Nova Scotia	2.100%	6/1/27	CAD	1,700	1,392
Province of Nova Scotia	1.100%	6/1/28	CAD	5,000	3,836
Province of Nova Scotia	2.000%	9/1/30	CAD	6,032	4,786
Province of Nova Scotia	5.800%	6/1/33	CAD	637	687
Province of Nova Scotia	4.500%	6/1/37	CAD	1,591	1,585
Province of Nova Scotia	4.700%	6/1/41	CAD	2,191	2,289
Province of Nova Scotia	4.400%	6/1/42	CAD	2,909	2,949
Province of Nova Scotia	3.450%	6/1/45	CAD	1,355	1,216
Province of Nova Scotia	3.150%	12/1/51	CAD	4,988	4,341
Province of Nova Scotia	3.500%	6/2/62	CAD	2,679	2,519
Province of Ontario	1.950%	1/27/23	CAD	8,673	7,093
Province of Ontario	2.850%	6/2/23	CAD	31,948	26,544
Province of Ontario	2.600%	9/8/23	CAD	12,075	10,038
Province of Ontario	7.500%	2/7/24	CAD	818	752
Province of Ontario	1.875%	5/21/24	EUR	1,591	1,935
Province of Ontario	3.500%	6/2/24	CAD	29,705	25,305
Province of Ontario	0.375%	6/14/24	EUR	7,700	9,020
Province of Ontario	4.250%	8/22/24	AUD	320	257
Province of Ontario	2.300%	9/8/24	CAD	6,554	5,437
Province of Ontario	0.875%	1/21/25	EUR	1,591	1,896
Province of Ontario	2.650%	2/5/25	CAD	10,532	8,834
Province of Ontario	0.625%	4/17/25	EUR	4,000	4,723
Province of Ontario	2.600%	6/2/25	CAD	32,448	27,194
Province of Ontario	3.100%	8/26/25	AUD	635	498
Province of Ontario	1.750%	9/8/25	CAD	21,900	17,809
Province of Ontario	2.400%	6/2/26	CAD	24,289	20,243
Province of Ontario	1.350%	9/8/26	CAD	3,400	2,701
Province of Ontario	3.500%	1/27/27	AUD	320	254
Province of Ontario	1.850%	2/1/27	CAD	8,346	6,771
Province of Ontario	0.375%	4/8/27	EUR	604	706
Province of Ontario	2.600%	6/2/27	CAD	23,705	19,892
Province of Ontario	7.600%	6/2/27	CAD	4,773	5,005
Province of Ontario	1.050%	9/8/27	CAD	8,800	6,787
Province of Ontario	2.900%	6/2/28	CAD	21,296	18,178
Province of Ontario	6.500%	3/8/29	CAD	5,269	5,553
Province of Ontario	2.700%	6/2/29	CAD	21,882	18,437
Province of Ontario	1.550%	11/1/29	CAD	14,100	10,941
90

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	2.050%	6/2/30	CAD	30,770	24,699
Province of Ontario	0.010%	11/25/30	EUR	21,700	24,134
Province of Ontario	1.350%	12/2/30	CAD	16,757	12,627
Province of Ontario	2.150%	6/2/31	CAD	34,825	27,976
Province of Ontario	6.200%	6/2/31	CAD	4,137	4,493
Province of Ontario	5.850%	3/8/33	CAD	8,575	9,297
Province of Ontario	5.600%	6/2/35	CAD	16,409	17,916
Province of Ontario	4.700%	6/2/37	CAD	22,691	23,222
Province of Ontario	4.600%	6/2/39	CAD	25,623	26,224
Province of Ontario	4.650%	6/2/41	CAD	27,365	28,591
Province of Ontario	3.500%	6/2/43	CAD	28,357	25,751
Province of Ontario	3.450%	6/2/45	CAD	46,988	42,418
Province of Ontario	2.900%	12/2/46	CAD	35,202	29,109
Province of Ontario	2.800%	6/2/48	CAD	30,986	25,224
Province of Ontario	2.900%	6/2/49	CAD	32,344	26,850
Province of Ontario	2.650%	12/2/50	CAD	36,015	28,563
Province of Ontario	1.900%	12/2/51	CAD	29,902	19,959
Province of Ontario	2.550%	12/2/52	CAD	7,300	5,780
Province of Prince Edward Island	3.650%	6/27/42	CAD	509	458
Province of Prince Edward Island	2.650%	12/1/51	CAD	924	715
Province of Prince Edward Island	3.600%	1/17/53	CAD	953	873
Province of Quebec	3.500%	12/1/22	CAD	18,493	15,420
Province of Quebec	9.375%	1/16/23	CAD	955	851
Province of Quebec	2.450%	3/1/23	CAD	2,986	2,460
Province of Quebec	2.250%	7/17/23	EUR	4,295	5,180
Province of Quebec	3.000%	9/1/23	CAD	17,124	14,343
Province of Quebec	1.500%	12/15/23	GBP	2,545	3,521
Province of Quebec	2.375%	1/22/24	EUR	319	390
Province of Quebec	2.250%	2/22/24	CAD	1,655	1,371
Province of Quebec	3.750%	9/1/24	CAD	21,698	18,717
Province of Quebec	0.875%	1/15/25	EUR	3,596	4,280
Province of Quebec	4.200%	3/10/25	AUD	480	389
Province of Quebec	5.350%	6/1/25	CAD	1,591	1,454
Province of Quebec	2.600%	7/6/25	CAD	1,920	1,612
Province of Quebec	2.750%	9/1/25	CAD	18,708	15,833
Province of Quebec	8.500%	4/1/26	CAD	3,182	3,305
Province of Quebec	3.700%	5/20/26	AUD	136	109
Province of Quebec	2.500%	9/1/26	CAD	14,732	12,371
Province of Quebec	1.850%	2/13/27	CAD	1,894	1,541
Province of Quebec	0.875%	5/4/27	EUR	11,105	13,345
Province of Quebec	2.750%	9/1/27	CAD	13,420	11,368
Province of Quebec	0.875%	7/5/28	EUR	13,195	15,871
Province of Quebec	2.750%	9/1/28	CAD	14,522	12,312
Province of Quebec	2.300%	9/1/29	CAD	18,689	15,356
Province of Quebec	6.000%	10/1/29	CAD	4,773	4,940
Province of Quebec	1.900%	9/1/30	CAD	26,238	20,758
Province of Quebec	0.000%	10/29/30	EUR	10,501	11,672
Province of Quebec	2.100%	5/27/31	CAD	5,100	4,103
Province of Quebec	1.500%	9/1/31	CAD	15,360	11,709
Province of Quebec	6.250%	6/1/32	CAD	6,864	7,638
Province of Quebec	5.750%	12/1/36	CAD	6,404	7,236
Province of Quebec	5.000%	12/1/38	CAD	13,028	13,937
Province of Quebec	5.000%	12/1/41	CAD	20,751	22,775
Province of Quebec	4.250%	12/1/43	CAD	19,236	19,535
Province of Quebec	3.500%	12/1/45	CAD	24,622	22,591
91

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	3.500%	12/1/48	CAD	31,858	29,585
Province of Quebec	3.100%	12/1/51	CAD	33,418	29,274
Province of Quebec	2.850%	12/1/53	CAD	12,700	10,740
Province of Saskatchewan	3.200%	6/3/24	CAD	3,023	2,555
Province of Saskatchewan	0.800%	9/2/25	CAD	3,787	2,975
Province of Saskatchewan	2.550%	6/2/26	CAD	2,188	1,832
Province of Saskatchewan	2.650%	6/2/27	CAD	3,182	2,675
Province of Saskatchewan	3.050%	12/2/28	CAD	2,113	1,816
Province of Saskatchewan	5.750%	3/5/29	CAD	1,909	1,918
Province of Saskatchewan	2.200%	6/2/30	CAD	3,619	2,932
Province of Saskatchewan	2.150%	6/2/31	CAD	6,706	5,376
Province of Saskatchewan	4.750%	6/1/40	CAD	2,354	2,461
Province of Saskatchewan	3.400%	2/3/42	CAD	2,391	2,126
Province of Saskatchewan	3.900%	6/2/45	CAD	3,709	3,563
Province of Saskatchewan	2.750%	12/2/46	CAD	5,762	4,602
Province of Saskatchewan	3.300%	6/2/48	CAD	5,383	4,753
Province of Saskatchewan	3.100%	6/2/50	CAD	6,366	5,469
Province of Saskatchewan	2.800%	12/2/52	CAD	2,400	1,962
Province of Saskatchewan	3.750%	3/5/54	CAD	1,208	1,169
Province of Saskatchewan	2.950%	6/2/58	CAD	1,391	1,154
PSP Capital Inc.	2.090%	11/22/23	CAD	1,273	1,050
PSP Capital Inc.	3.290%	4/4/24	CAD	6,308	5,334
PSP Capital Inc.	3.000%	11/5/25	CAD	1,961	1,675
PSP Capital Inc.	0.900%	6/15/26	CAD	2,000	1,559
PSP Capital Inc.	2.050%	1/15/30	CAD	6,391	5,172
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	2,221	2,353
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	1,400	1,049
Regional Municipality of York	2.600%	12/15/25	CAD	1,591	1,330
Regional Municipality of York	2.500%	6/2/26	CAD	955	797
Regional Municipality of York	1.700%	5/27/30	CAD	944	730
Regional Municipality of York	2.150%	6/22/31	CAD	1,500	1,191
Regional Municipality of York	4.000%	5/31/32	CAD	477	437
Regional Municipality of York	3.650%	5/13/33	CAD	986	886
Regional Municipality of York	4.050%	5/1/34	CAD	1,164	1,073
Royal Office Finance LP	5.209%	11/12/37	CAD	1,503	1,451
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	1,600	1,347
South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	1,111
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	2,989	2,477
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	315	243
TCHC Issuer Trust	5.395%	2/22/40	CAD	661	716
Toronto Canada	3.900%	9/29/23	CAD	1,506	1,275
Toronto Canada	2.450%	2/6/25	CAD	1,879	1,559
Toronto Canada	2.400%	6/7/27	CAD	1,614	1,341
Toronto Canada	2.650%	11/9/29	CAD	1,900	1,587
Toronto Canada	2.950%	4/28/35	CAD	1,989	1,650
Toronto Canada	3.500%	6/2/36	CAD	1,000	883
Toronto Canada	5.200%	6/1/40	CAD	389	416
Toronto Canada	2.150%	8/25/40	CAD	2,004	1,470
Toronto Canada	4.700%	6/10/41	CAD	637	657
Toronto Canada	3.800%	12/13/42	CAD	1,117	1,035
Toronto Canada	4.150%	3/10/44	CAD	1,568	1,524
Toronto Canada	3.250%	6/24/46	CAD	1,273	1,080
92

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Toronto Canada	3.200%	8/1/48	CAD	580	495
Toronto Canada	2.800%	11/22/49	CAD	1,956	1,527
Toronto Canada	2.900%	4/29/51	CAD	700	564
Vancouver Canada	3.700%	10/18/52	CAD	407	372
Winnipeg Canada	4.100%	6/1/45	CAD	319	300
Winnipeg Canada	4.300%	11/15/51	CAD	1,823	1,827
					3,009,966
Chile (0.0%)
Republic of Chile	1.625%	1/30/25	EUR	1,788	2,168
Republic of Chile	0.100%	1/26/27	EUR	4,200	4,733
Republic of Chile	1.440%	2/1/29	EUR	1,432	1,730
Republic of Chile	0.830%	7/2/31	EUR	3,514	4,013
Republic of Chile	1.300%	7/26/36	EUR	3,200	3,566
Republic of Chile	1.250%	1/29/40	EUR	3,054	3,354
Republic of Chile	1.250%	1/22/51	EUR	3,733	3,769
					23,333
China (0.9%)
Agricultural Development Bank of China	2.200%	4/1/23	CNY	100,000	15,543
Agricultural Development Bank of China	3.190%	3/3/24	CNY	50,000	7,872
Agricultural Development Bank of China	3.240%	8/14/24	CNY	50,000	7,882
Agricultural Development Bank of China	2.250%	4/22/25	CNY	50,000	7,617
Agricultural Development Bank of China	3.450%	9/23/25	CNY	50,000	7,913
Agricultural Development Bank of China	3.350%	3/24/26	CNY	50,000	7,876
Agricultural Development Bank of China	3.630%	7/19/26	CNY	40,000	6,373
Agricultural Development Bank of China	3.480%	2/4/28	CNY	60,000	9,502
Agricultural Development Bank of China	2.960%	4/17/30	CNY	30,000	4,548
Agricultural Development Bank of China	3.790%	10/26/30	CNY	50,000	8,054
Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	3,160
China Development Bank	0.625%	12/12/22	EUR	1,082	1,258
China Development Bank	3.000%	8/7/23	CNY	10,000	1,573
China Development Bank	2.980%	1/8/24	CNY	100,000	15,719
China Development Bank	0.875%	1/24/24	EUR	509	597
China Development Bank	3.230%	1/10/25	CNY	20,000	3,159
China Development Bank	3.340%	7/14/25	CNY	20,000	3,164
China Development Bank	3.430%	1/14/27	CNY	110,000	17,411
China Development Bank	4.240%	8/24/27	CNY	120,000	19,732
China Development Bank	3.400%	1/8/28	CNY	200,000	31,473
China Development Bank	3.070%	3/10/30	CNY	25,000	3,823
China Development Bank	3.090%	6/18/30	CNY	30,000	4,594
China Development Bank	3.700%	10/20/30	CNY	30,000	4,808
China Development Bank	3.660%	3/1/31	CNY	60,000	9,607
China Development Bank	3.410%	6/7/31	CNY	50,000	7,868
China Development Bank	3.800%	1/25/36	CNY	30,000	4,832
China Development Bank	3.900%	8/3/40	CNY	120,000	19,617
China Government Bond	3.300%	7/12/23	CNY	110,000	17,411
China Government Bond	2.880%	11/5/23	CNY	120,000	18,857
China Government Bond	2.840%	4/8/24	CNY	250,000	39,253
China Government Bond	2.940%	10/17/24	CNY	80,000	12,591
China Government Bond	1.990%	4/9/25	CNY	160,000	24,409
China Government Bond	3.020%	10/22/25	CNY	50,000	7,887
China Government Bond	3.030%	3/11/26	CNY	110,000	17,351
China Government Bond	2.850%	6/4/27	CNY	40,000	6,230
China Government Bond	3.280%	12/3/27	CNY	80,000	12,720
China Government Bond	3.010%	5/13/28	CNY	240,000	37,561
China Government Bond	3.290%	5/23/29	CNY	90,000	14,338
93

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	2.680%	5/21/30	CNY	50,000	7,637
China Government Bond	3.270%	11/19/30	CNY	50,000	7,997
China Government Bond	3.020%	5/27/31	CNY	60,000	9,412
China Government Bond	0.500%	11/12/31	EUR	8,558	9,674
China Government Bond	0.625%	11/25/35	EUR	3,182	3,539
China Government Bond	4.270%	5/17/37	CNY	30,000	5,225
China Government Bond	1.000%	11/12/39	EUR	3,087	3,467
China Government Bond	3.520%	4/25/46	CNY	20,000	3,151
China Government Bond	3.970%	7/23/48	CNY	20,000	3,370
China Government Bond	3.860%	7/22/49	CNY	70,000	11,569
China Government Bond	3.390%	3/16/50	CNY	30,000	4,561
China Government Bond	3.810%	9/14/50	CNY	40,000	6,544
China Government Bond	3.720%	4/12/51	CNY	60,000	9,766
China Government Bond	3.530%	10/18/51	CNY	25,000	3,926
China Government Bond	3.730%	5/25/70	CNY	15,000	2,438
China Government Bond	3.760%	3/22/71	CNY	40,000	6,532
Export-Import Bank of China	2.170%	4/7/23	CNY	90,000	13,982
Export-Import Bank of China	0.750%	5/28/23	EUR	1,018	1,190
Export-Import Bank of China	3.140%	4/2/24	CNY	60,000	9,444
Export-Import Bank of China	3.430%	10/23/25	CNY	50,000	7,907
Export-Import Bank of China	3.220%	5/14/26	CNY	40,000	6,266
Export-Import Bank of China	3.400%	1/11/28	CNY	40,000	6,289
Export-Import Bank of China	3.860%	5/20/29	CNY	40,000	6,460
Export-Import Bank of China	3.740%	11/16/30	CNY	80,000	12,845
					607,374
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	55,100,000	16,004
Colombian TES	6.250%	11/26/25	COP	43,000,000	11,162
Colombian TES	7.500%	8/26/26	COP	61,500,000	16,530
Colombian TES	5.750%	11/3/27	COP	69,000,000	16,797
Colombian TES	6.000%	4/28/28	COP	67,000,000	16,305
Colombian TES	7.750%	9/18/30	COP	65,300,000	17,169
Colombian TES	7.000%	3/26/31	COP	28,000,000	6,943
Colombian TES	7.000%	6/30/32	COP	58,700,000	14,318
Colombian TES	7.250%	10/18/34	COP	64,250,000	15,740
Colombian TES	6.250%	7/9/36	COP	24,000,000	5,266
Colombian TES	7.250%	10/26/50	COP	34,000,000	7,774
					144,008
Croatia (0.1%)
Republic of Croatia	3.000%	3/11/25	EUR	637	807
Republic of Croatia	3.000%	3/20/27	EUR	2,227	2,925
Republic of Croatia	2.700%	6/15/28	EUR	1,846	2,425
Republic of Croatia	1.125%	6/19/29	EUR	2,227	2,639
Republic of Croatia	2.750%	1/27/30	EUR	2,227	2,959
Republic of Croatia	1.500%	6/17/31	EUR	20,228	24,316
Republic of Croatia	1.750%	3/4/41	EUR	3,224	3,789
					39,860
Czech Republic (0.3%)
Czech Republic	0.450%	10/25/23	CZK	492,900	21,205
Czech Republic	5.700%	5/25/24	CZK	70,000	3,376
Czech Republic	0.000%	12/12/24	CZK	379,990	15,742
Czech Republic	1.250%	2/14/25	CZK	1,050,000	45,004
Czech Republic	2.400%	9/17/25	CZK	79,550	3,532
Czech Republic	1.000%	6/26/26	CZK	590,170	24,531
94

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Czech Republic	0.250%	2/10/27	CZK	316,860	12,516
	Czech Republic	2.500%	8/25/28	CZK	117,730	5,203
	Czech Republic	2.750%	7/23/29	CZK	219,020	9,855
	Czech Republic	0.950%	5/15/30	CZK	506,240	19,743
	Czech Republic	1.200%	3/13/31	CZK	357,070	14,088
	Czech Republic	2.000%	10/13/33	CZK	214,620	8,979
	Czech Republic	4.200%	12/4/36	CZK	184,490	9,854
	Czech Republic	1.500%	4/24/40	CZK	195,570	7,299
	Czech Republic	4.850%	11/26/57	CZK	28,960	1,812
						202,739
Denmark (0.5%)
	Kingdom of Denmark	3.000%	11/15/21	DKK	22,084	3,436
	Kingdom of Denmark	1.500%	11/15/23	DKK	77,174	12,491
	Kingdom of Denmark	7.000%	11/10/24	DKK	23,636	4,505
	Kingdom of Denmark	1.750%	11/15/25	DKK	215,507	36,311
	Kingdom of Denmark	0.500%	11/15/27	DKK	362,139	58,431
[2]	Kingdom of Denmark	0.500%	11/15/29	DKK	364,094	58,881
[2]	Kingdom of Denmark	0.000%	11/15/31	DKK	460,000	70,466
	Kingdom of Denmark	4.500%	11/15/39	DKK	244,948	67,411
[2]	Kingdom of Denmark	0.250%	11/15/52	DKK	82,955	12,482
	Kommunekredit	0.250%	3/29/23	EUR	15,319	17,866
	Kommunekredit	0.250%	5/15/23	EUR	117	137
	Kommunekredit	0.250%	2/16/24	EUR	637	745
	Kommunekredit	0.625%	5/11/26	EUR	1,400	1,667
	Kommunekredit	2.900%	11/27/26	AUD	1,330	1,041
	Kommunekredit	0.750%	5/18/27	EUR	8,139	9,764
	State of Rhineland-Palatinate	0.375%	4/1/41	EUR	3,400	3,839
						359,473
Finland (0.5%)
	Finnvera OYJ	0.500%	4/13/26	EUR	2,069	2,446
	Finnvera OYJ	0.375%	4/9/29	EUR	4,773	5,604
	Kuntarahoitus OYJ	0.000%	3/2/31	EUR	15,800	17,882
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	9,000	9,939
	Municipality Finance plc	5.000%	3/20/24	AUD	1,304	1,059
	Municipality Finance plc	0.625%	11/26/26	EUR	1,591	1,902
	Municipality Finance plc	1.250%	2/23/33	EUR	3,182	4,066
[2]	Republic of Finland	1.500%	4/15/23	EUR	11,181	13,333
[2]	Republic of Finland	0.000%	9/15/23	EUR	10,739	12,546
[2]	Republic of Finland	2.000%	4/15/24	EUR	9,227	11,355
[2]	Republic of Finland	0.000%	9/15/24	EUR	15,909	18,663
[2]	Republic of Finland	4.000%	7/4/25	EUR	13,893	18,720
[2]	Republic of Finland	0.875%	9/15/25	EUR	3,341	4,052
[2]	Republic of Finland	0.000%	9/15/26	EUR	35,000	40,985
[2]	Republic of Finland	0.500%	9/15/27	EUR	16,227	19,535
[2]	Republic of Finland	2.750%	7/4/28	EUR	3,612	4,991
[2]	Republic of Finland	0.500%	9/15/29	EUR	22,154	26,687
[2]	Republic of Finland	0.000%	9/15/30	EUR	21,138	24,301
[2]	Republic of Finland	0.750%	4/15/31	EUR	13,520	16,581
[2]	Republic of Finland	0.125%	9/15/31	EUR	13,939	16,072
[2]	Republic of Finland	1.125%	4/15/34	EUR	10,182	13,060
[2]	Republic of Finland	0.125%	4/15/36	EUR	13,000	14,595
[2]	Republic of Finland	0.250%	9/15/40	EUR	30,000	33,894
[2]	Republic of Finland	2.625%	7/4/42	EUR	10,887	18,301
[2]	Republic of Finland	1.375%	4/15/47	EUR	6,682	9,584
95

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Republic of Finland	0.125%	4/15/52	EUR	8,530	8,849
						369,002
France (8.8%)
	Action Logement Services	0.750%	7/19/41	EUR	6,000	6,689
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	2,600	3,035
	Agence Francaise de Developpement EPIC	3.125%	1/4/24	EUR	3,000	3,730
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	13,500	15,892
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	6,500	7,862
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	3,200	4,021
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	3,200	3,795
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	3,900	4,578
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,200	1,662
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	1,600	1,957
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	10,000	11,433
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	20,600	23,861
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	26,100	30,683
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	4,800	6,073
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	3,200	3,638
	Agence France Locale	0.500%	6/20/24	EUR	3,200	3,774
	Agence France Locale	0.125%	6/20/26	EUR	5,500	6,392
	Agence France Locale	0.000%	9/20/27	EUR	15,000	17,203
	Agence France Locale	1.125%	6/20/28	EUR	2,900	3,559
	Bpifrance SACA	0.250%	2/14/23	EUR	6,400	7,465
	Bpifrance SACA	0.125%	11/25/23	EUR	40,900	47,798
	Bpifrance SACA	2.500%	5/25/24	EUR	3,200	3,968
	Bpifrance SACA	0.750%	11/25/24	EUR	5,200	6,200
	Bpifrance SACA	0.125%	3/25/25	EUR	10,300	12,047
	Bpifrance SACA	0.500%	5/25/25	EUR	1,800	2,133
	Bpifrance SACA	2.750%	10/25/25	EUR	8,900	11,485
	Bpifrance SACA	0.050%	9/26/29	EUR	3,200	3,643
	Bpifrance SACA	1.875%	5/25/30	EUR	3,200	4,203
	Caisse d'Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	35,000	40,714
	Caisse d'Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	1,591	1,963
	Caisse d'Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	28,400	33,302
	Caisse d'Amortissement de la Dette Sociale	0.125%	10/25/23	EUR	2,000	2,337
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	37,273	45,283
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	3,182	4,316
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/26	EUR	10,000	11,594
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	30,000	34,268
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	30,500	34,160
	Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	6,100	7,138
	Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	5,000	5,825
	Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	3,900	4,763
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	6,400	7,493
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	1,273	1,688
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	7,400	8,678
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,100	1,327
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	200	236
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	1,900	2,255
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	1,300	1,555
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	3,200	3,839
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	3,100	4,283
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	25,900	29,309
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	3,200	4,108
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	6,100	7,713
96

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	1,600	2,082
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	2,300	3,097
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	7,300	8,294
	France	0.000%	2/25/23	EUR	95,985	111,854
[8]	France	1.750%	5/25/23	EUR	172,197	206,356
[8]	France	4.250%	10/25/23	EUR	35,245	44,652
	France	0.000%	2/25/24	EUR	576,784	674,335
	France	1.750%	11/25/24	EUR	48,950	60,386
[8]	France	0.000%	3/25/25	EUR	157,502	184,450
[8]	France	0.500%	5/25/25	EUR	45,481	54,222
[8]	France	1.000%	11/25/25	EUR	58,871	71,708
	France	0.000%	2/25/26	EUR	65,463	76,561
	France	3.500%	4/25/26	EUR	35,637	48,188
	France	0.500%	5/25/26	EUR	110,728	132,421
[8]	France	0.250%	11/25/26	EUR	48,637	57,516
[9]	France	0.000%	2/25/27	EUR	600,801	700,716
[8]	France	0.750%	5/25/28	EUR	160,592	195,520
[8]	France	0.750%	11/25/28	EUR	302,393	368,361
	France	5.500%	4/25/29	EUR	21,223	34,638
	France	0.000%	11/25/29	EUR	57,070	65,455
	France	2.500%	5/25/30	EUR	10,355	14,417
[8]	France	0.000%	11/25/30	EUR	148,742	168,984
	France	1.500%	5/25/31	EUR	76,789	99,536
	France	0.000%	11/25/31	EUR	336,312	377,888
	France	1.250%	5/25/34	EUR	144,764	184,467
	France	4.750%	4/25/35	EUR	19,721	35,857
[2]	France	1.250%	5/25/36	EUR	100,368	128,505
[8]	France	4.000%	10/25/38	EUR	50,216	91,075
[2]	France	1.750%	6/25/39	EUR	23,880	33,324
[2,8]	France	0.500%	5/25/40	EUR	144,681	163,935
	France	4.500%	4/25/41	EUR	81,778	162,470
[2]	France	0.500%	6/25/44	EUR	57,279	63,740
[8]	France	3.250%	5/25/45	EUR	88,705	159,946
[2]	France	2.000%	5/25/48	EUR	31,676	47,675
[2]	France	1.500%	5/25/50	EUR	78,352	106,689
[2]	France	0.750%	5/25/52	EUR	110,037	124,167
[2]	France	0.750%	5/25/53	EUR	74,375	82,962
[2]	France	4.000%	4/25/55	EUR	23,447	52,011
	France	4.000%	4/25/60	EUR	30,943	71,925
[2]	France	1.750%	5/25/66	EUR	2,915	4,347
[2]	France	0.500%	5/25/72	EUR	57,457	53,357
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	1,000	1,207
	Region of Ile de France	2.250%	6/10/23	EUR	100	120
	Region of Ile de France	3.625%	3/27/24	EUR	4,200	5,319
	Region of Ile de France	0.500%	6/14/25	EUR	4,800	5,676
	Region of Ile de France	0.625%	4/23/27	EUR	1,600	1,904
	Region of Ile de France	1.375%	6/20/33	EUR	1,900	2,393
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	3,900	4,574
	SNCF Reseau	2.625%	12/29/25	EUR	1,600	2,056
	SNCF Reseau	4.250%	10/7/26	EUR	200	280
	SNCF Reseau	3.125%	10/25/28	EUR	2,300	3,197
	SNCF Reseau	5.250%	12/7/28	GBP	5,413	9,389
	SNCF Reseau	0.875%	1/22/29	EUR	1,900	2,293
	SNCF Reseau	1.125%	5/25/30	EUR	9,000	11,049
	SNCF Reseau	1.000%	11/9/31	EUR	4,800	5,812
97

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	SNCF Reseau	5.000%	10/10/33	EUR	4,900	8,509
	SNCF Reseau	5.250%	1/31/35	GBP	446	872
	SNCF Reseau	0.750%	5/25/36	EUR	11,900	13,870
	SNCF Reseau	1.500%	5/29/37	EUR	5,800	7,407
	SNCF Reseau	2.250%	12/20/47	EUR	4,000	5,848
	SNCF Reseau	2.000%	2/5/48	EUR	1,600	2,213
	SNCF Reseau	5.000%	3/11/52	GBP	1,599	3,850
	SNCF Reseau	4.830%	3/25/60	GBP	446	1,118
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	3,400	4,192
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	4,800	5,356
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	14,300	17,534
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	2,000	2,283
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	11,200	15,269
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	1,600	1,609
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	7,800	8,446
	Societe Nationale SNCF SA	4.875%	6/12/23	EUR	1,850	2,316
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	100	132
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	2,568	4,225
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	4,500	5,610
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	12,000	13,667
	Societe Nationale SNCF SA	0.875%	2/28/51	EUR	6,000	6,207
	UNEDIC ASSEO	2.250%	4/5/23	EUR	2,300	2,763
	UNEDIC ASSEO	2.375%	5/25/24	EUR	1,000	1,236
	UNEDIC ASSEO	0.125%	11/25/24	EUR	28,800	33,664
	UNEDIC ASSEO	0.625%	2/17/25	EUR	4,000	4,762
	UNEDIC ASSEO	0.625%	3/3/26	EUR	4,600	5,487
	UNEDIC ASSEO	0.100%	11/25/26	EUR	27,800	32,371
	UNEDIC ASSEO	1.250%	10/21/27	EUR	6,800	8,447
	UNEDIC ASSEO	0.500%	3/20/29	EUR	7,700	9,131
	UNEDIC ASSEO	0.250%	11/25/29	EUR	9,600	11,140
	UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	11,358
	UNEDIC ASSEO	0.000%	11/19/30	EUR	2,300	2,587
	UNEDIC ASSEO	1.500%	4/20/32	EUR	200	258
	UNEDIC ASSEO	1.250%	5/25/33	EUR	600	758
	UNEDIC ASSEO	0.100%	5/25/34	EUR	26,100	28,693
	UNEDIC ASSEO	0.250%	7/16/35	EUR	7,000	7,800
						6,231,272
Germany (8.4%)
	Bundesobligation	0.000%	4/14/23	EUR	15,570	18,163
	Bundesobligation	0.000%	4/5/24	EUR	16,192	18,982
	Bundesobligation	0.000%	10/18/24	EUR	169,217	198,724
[8]	Bundesobligation	0.000%	4/11/25	EUR	135,538	159,333
	Bundesobligation	0.000%	10/10/25	EUR	159,092	187,217
	Bundesobligation	0.000%	4/10/26	EUR	212,000	249,691
	Bundesobligation	0.000%	10/9/26	EUR	120,000	141,395
	Bundesrepublik Deutschland Bundesanleihe	0.010%	8/15/52	EUR	20,000	22,211
	Bundesschatzanweisungen	0.000%	3/10/23	EUR	201,800	235,212
	Bundesschatzanweisungen	0.000%	6/16/23	EUR	103,723	121,077
[8]	Bundesschatzanweisungen	0.000%	9/15/23	EUR	295,092	344,801
	Federal Republic of Germany	1.750%	7/4/22	EUR	70,246	82,519
	Federal Republic of Germany	1.500%	5/15/23	EUR	12,488	14,910
	Federal Republic of Germany	1.500%	5/15/24	EUR	51,337	62,504
	Federal Republic of Germany	1.000%	8/15/24	EUR	31,819	38,390
	Federal Republic of Germany	0.000%	8/15/26	EUR	14,001	16,497
	Federal Republic of Germany	0.250%	2/15/27	EUR	49,496	59,093
98

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Federal Republic of Germany	0.000%	11/15/27	EUR	169,847	200,163
[8]	Federal Republic of Germany	0.500%	2/15/28	EUR	192,480	234,044
	Federal Republic of Germany	0.250%	8/15/28	EUR	37,030	44,382
	Federal Republic of Germany	0.000%	11/15/28	EUR	329,000	387,077
	Federal Republic of Germany	0.000%	2/15/31	EUR	4,694	5,488
	Federal Republic of Germany	0.000%	8/15/31	EUR	180,000	210,063
[8]	Federal Republic of Germany	0.000%	5/15/35	EUR	116,360	135,213
[8]	Federal Republic of Germany	0.000%	5/15/36	EUR	305,372	351,215
	Federal Republic of Germany	4.250%	7/4/39	EUR	12,536	25,596
	Federal Republic of Germany	4.750%	7/4/40	EUR	12,079	26,547
	Federal Republic of Germany	3.250%	7/4/42	EUR	4,116	7,982
	Federal Republic of Germany	2.500%	7/4/44	EUR	70,637	127,816
[8]	Federal Republic of Germany	2.500%	8/15/46	EUR	140,568	260,973
	Federal Republic of Germany	1.250%	8/15/48	EUR	72,967	110,179
	Federal Republic of Germany	0.000%	8/15/50	EUR	80,681	90,059
	FMS Wertmanagement	1.125%	3/20/23	GBP	5,700	7,830
	FMS Wertmanagement	1.125%	9/7/23	GBP	6,500	8,924
	FMS Wertmanagement	1.375%	3/7/25	GBP	6,400	8,867
	FMS Wertmanagement	0.375%	4/29/30	EUR	3,500	4,111
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	7,319	8,577
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	2,010	2,361
	Free and Hanseatic City of Hamburg	0.010%	6/30/28	EUR	20,000	23,089
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	637	773
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	4,773	6,379
	Free State of Bavaria	0.030%	4/3/28	EUR	21,000	24,215
	Free State of Bavaria	0.150%	4/3/30	EUR	3,128	3,611
	Free State of Bavaria	0.010%	1/18/35	EUR	10,824	11,918
	Free State of Saxony	0.010%	11/5/29	EUR	14,753	16,835
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	2,545	3,023
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	3,182	3,706
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	7,955	9,303
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,751	2,100
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	5,346	6,308
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	6,363	7,480
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	1,273	1,526
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	11,452	13,021
[10]	KFW	0.000%	12/15/22	EUR	7,955	9,250
[10]	KFW	2.800%	3/7/23	AUD	8,146	6,295
[10]	KFW	0.375%	3/15/23	EUR	20,955	24,510
[10]	KFW	0.000%	6/30/23	EUR	33,059	38,492
[10]	KFW	2.125%	8/15/23	EUR	6,363	7,692
[10]	KFW	0.000%	9/15/23	EUR	10,182	11,857
[10]	KFW	0.125%	11/7/23	EUR	3,444	4,023
[10]	KFW	1.250%	12/29/23	GBP	6,539	9,007
[10]	KFW	0.125%	1/15/24	EUR	6,363	7,437
[10]	KFW	5.000%	3/19/24	AUD	637	520
[10]	KFW	0.000%	4/2/24	EUR	5,314	6,192
[10]	KFW	0.050%	5/30/24	EUR	955	1,114
[10]	KFW	1.500%	6/11/24	EUR	7,146	8,649
[10]	KFW	0.875%	7/18/24	GBP	136	186
[10]	KFW	1.500%	7/24/24	AUD	493	371
[10]	KFW	0.125%	10/4/24	EUR	25,776	30,133
[10]	KFW	1.375%	12/9/24	GBP	4,137	5,721
[10]	KFW	0.625%	1/15/25	EUR	25,033	29,739
[10]	KFW	0.000%	2/18/25	EUR	20,000	23,291
99

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	KFW	4.000%	2/27/25	AUD	12,450	10,094
[10]	KFW	0.375%	4/23/25	EUR	9,227	10,884
[10]	KFW	5.500%	6/18/25	GBP	6,363	10,107
[10]	KFW	2.500%	8/25/25	CHF	3,365	4,077
[10]	KFW	0.250%	9/15/25	EUR	7,955	9,357
[10]	KFW	0.750%	2/19/26	CAD	3,796	2,961
[10]	KFW	0.375%	3/9/26	EUR	14,159	16,750
[10]	KFW	3.200%	9/11/26	AUD	7,692	6,139
[10]	KFW	0.000%	9/30/26	EUR	14,070	16,365
[10]	KFW	0.625%	2/22/27	EUR	12,091	14,501
[10]	KFW	0.000%	3/31/27	EUR	1,423	1,651
[10]	KFW	0.500%	9/15/27	EUR	20,682	24,695
[10]	KFW	0.000%	12/15/27	EUR	21,587	25,019
[10]	KFW	0.625%	1/7/28	EUR	12,727	15,327
[10]	KFW	3.200%	3/15/28	AUD	2,461	1,960
[10]	KFW	0.750%	6/28/28	EUR	31,663	38,507
[10]	KFW	0.000%	9/15/28	EUR	3,182	3,680
[10]	KFW	6.000%	12/7/28	GBP	3,182	5,801
[10]	KFW	0.750%	1/15/29	EUR	30,948	37,674
[10]	KFW	0.000%	6/15/29	EUR	20,000	23,039
[10]	KFW	0.000%	9/17/30	EUR	5,294	6,051
[10]	KFW	0.000%	1/10/31	EUR	30,000	34,294
[10]	KFW	5.750%	6/7/32	GBP	3,341	6,599
[10]	KFW	1.125%	5/9/33	EUR	12,409	15,780
[10]	KFW	0.050%	9/29/34	EUR	8,074	9,051
[10]	KFW	1.375%	7/31/35	EUR	4,455	5,880
[10]	KFW	0.375%	5/20/36	EUR	1,670	1,940
[10]	KFW	1.250%	7/4/36	EUR	7,319	9,559
[10]	KFW	4.875%	3/15/37	GBP	632	1,292
[10]	KFW	4.700%	6/2/37	CAD	748	755
[10]	KFW	1.125%	6/15/37	EUR	3,182	4,113
[10]	KFW	2.600%	6/20/37	JPY	5,000	60
[10]	KFW	0.875%	7/4/39	EUR	1,591	1,994
	Land Baden-Wuerttemberg	2.000%	11/13/23	EUR	2,545	3,079
	Land Baden-Wuerttemberg	0.625%	1/16/25	EUR	4,000	4,736
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	3,182	3,797
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	3,182	3,851
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	10,182	11,409
	Land Berlin	0.750%	11/11/22	EUR	3,182	3,726
	Land Berlin	1.875%	6/12/23	EUR	573	686
	Land Berlin	0.500%	2/10/25	EUR	6,682	7,891
	Land Berlin	0.250%	4/22/25	EUR	3,182	3,726
	Land Berlin	0.625%	3/20/26	EUR	12,727	15,154
	Land Berlin	0.625%	2/8/27	EUR	1,782	2,129
	Land Berlin	0.010%	5/18/27	EUR	37,863	43,747
	Land Berlin	0.010%	10/26/28	EUR	8,591	9,870
	Land Berlin	0.010%	7/2/30	EUR	8,273	9,426
	Land Berlin	1.000%	5/19/32	EUR	4,773	5,917
	Land Berlin	1.300%	6/13/33	EUR	637	815
	Land Berlin	0.750%	4/3/34	EUR	6,520	7,863
	Land Berlin	0.125%	6/4/35	EUR	3,182	3,542
	Land Berlin	0.625%	8/25/36	EUR	795	943
	Land Berlin	1.375%	6/5/37	EUR	1,591	2,090
	Land Berlin	1.375%	8/27/38	EUR	1,591	2,107
	Land Berlin	0.050%	8/6/40	EUR	11,773	12,525
100

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Berlin	0.100%	1/18/41	EUR	2,100	2,249
	Land Thueringen	0.500%	5/12/25	EUR	1,432	1,691
	Land Thueringen	0.200%	10/26/26	EUR	4,773	5,580
	Land Thueringen	0.010%	3/24/31	EUR	5,000	5,659
	Land Thueringen	0.250%	3/5/40	EUR	2,609	2,889
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	3,755	3,073
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	4,773	5,606
[10]	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	3,182	3,708
[10]	Landwirtschaftliche Rentenbank	0.625%	12/15/22	GBP	1,273	1,741
[10]	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	17,060	13,383
[10]	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	4,773	5,558
[10]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	3,575	4,913
[10]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	9,222	10,817
[10]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	1,270	1,033
[10]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	5,250	4,277
[10]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	7,319	8,645
[10]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	1,500	1,159
[10]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	10,277	12,314
[10]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	3,182	3,763
[10]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	1,390	1,110
[10]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	4,000	4,615
[10]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	8,475	10,121
[10]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	3,182	3,648
[10]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	20,000	23,013
[10]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	6,363	7,661
	NRW Bank	0.100%	1/10/23	EUR	7,955	9,253
	NRW Bank	0.125%	3/10/23	EUR	1,600	1,862
	NRW Bank	0.375%	12/16/24	GBP	20,000	26,809
	NRW Bank	0.250%	3/10/25	EUR	4,773	5,579
	NRW Bank	0.625%	2/11/26	EUR	4,773	5,669
	NRW Bank	0.500%	5/11/26	EUR	3,819	4,512
	NRW Bank	0.250%	9/28/26	EUR	1,893	2,215
	NRW Bank	0.625%	2/23/27	EUR	4,773	5,691
	NRW Bank	0.125%	4/12/27	EUR	5,187	6,015
	NRW Bank	0.500%	9/13/27	EUR	4,773	5,649
	NRW Bank	0.625%	1/4/28	EUR	2,227	2,659
	NRW Bank	0.375%	5/16/29	EUR	2,307	2,702
	NRW Bank	0.100%	7/9/35	EUR	2,296	2,541
	NRW Bank	1.200%	3/28/39	EUR	5,000	6,408
	NRW Bank	0.500%	6/17/41	EUR	12,975	14,957
	NRW Bank	1.250%	5/13/49	EUR	3,182	4,395
	State of Brandenburg	0.750%	8/8/36	EUR	3,182	3,777
	State of Brandenburg	1.450%	11/26/38	EUR	4,486	6,006
	State of Brandenburg	0.300%	10/4/49	EUR	319	356
	State of Bremen	0.500%	3/3/25	EUR	4,137	4,882
	State of Bremen	1.500%	11/12/38	EUR	1,568	2,110
	State of Bremen	1.000%	5/27/39	EUR	3,979	4,986
	State of Bremen	0.500%	5/6/41	EUR	5,000	5,763
	State of Bremen	0.550%	2/4/50	EUR	6,530	7,729
	State of Hesse	1.750%	1/20/23	EUR	955	1,134
	State of Hesse	0.375%	3/10/23	EUR	12,091	14,124
	State of Hesse	0.125%	1/25/24	EUR	635	740
	State of Hesse	1.375%	6/10/24	EUR	1,273	1,532
	State of Hesse	0.125%	6/20/24	EUR	2,100	2,452
101

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Hesse	0.500%	2/17/25	EUR	3,341	3,941
State of Hesse	0.000%	3/10/25	EUR	10,000	11,612
State of Hesse	0.250%	6/10/25	EUR	7,955	9,315
State of Hesse	0.000%	4/14/26	EUR	573	664
State of Hesse	0.375%	7/6/26	EUR	19,060	22,467
State of Hesse	0.625%	8/2/28	EUR	3,182	3,814
State of Hesse	0.000%	11/8/30	EUR	7,955	9,029
State of Hesse	1.300%	10/10/33	EUR	2,545	3,276
State of Hesse	0.750%	8/4/36	EUR	3,819	4,606
State of Lower Saxony	0.050%	11/10/22	EUR	3,182	3,698
State of Lower Saxony	0.375%	1/19/23	EUR	4,773	5,574
State of Lower Saxony	0.125%	3/7/23	EUR	6,363	7,408
State of Lower Saxony	2.125%	10/11/23	EUR	319	386
State of Lower Saxony	0.000%	8/2/24	EUR	6,126	7,117
State of Lower Saxony	0.625%	1/20/25	EUR	3,182	3,769
State of Lower Saxony	0.125%	3/7/25	EUR	1,273	1,484
State of Lower Saxony	0.500%	6/13/25	EUR	3,182	3,760
State of Lower Saxony	0.375%	1/9/26	EUR	6,582	7,748
State of Lower Saxony	0.500%	6/8/26	EUR	795	942
State of Lower Saxony	0.010%	9/8/26	EUR	10,059	11,649
State of Lower Saxony	0.000%	2/11/27	EUR	4,184	4,835
State of Lower Saxony	0.125%	4/8/27	EUR	637	741
State of Lower Saxony	0.625%	7/6/27	EUR	6,363	7,607
State of Lower Saxony	0.750%	2/15/28	EUR	4,773	5,759
State of Lower Saxony	0.010%	2/19/29	EUR	6,211	7,124
State of Lower Saxony	0.375%	5/14/29	EUR	1,909	2,248
State of Lower Saxony	0.125%	1/10/30	EUR	3,182	3,667
State of Lower Saxony	0.010%	8/13/30	EUR	14,563	16,569
State of Lower Saxony	0.050%	3/9/35	EUR	5,666	6,249
State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	1,368	1,597
State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	7,001	8,161
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	9,503	11,097
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	621	754
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	955	1,127
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	955	1,195
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	4,773	5,705
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	52,511	61,517
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	3,182	3,770
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	6,491	7,710
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	8,909	10,885
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	5,650	6,490
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	2,506	2,905
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	3,182	4,140
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	4,773	5,718
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	11,582	16,467
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	8,594	10,785
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	23,792	25,917
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	4,455	5,717
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	4,682	6,391
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	4,000	4,640
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,682	2,291
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	10,000	11,804
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	637	769
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	1,591	2,190
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	3,182	4,687
102

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	3,182	4,670
	State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	8,265	10,395
	State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	15,356	16,568
	State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	5,091	8,240
	State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	1,591	2,600
	State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	5,950	10,733
	State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	6,373	12,910
	State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	8,497	12,544
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	7,744	9,239
	State of Rhineland-Palatinate	0.500%	1/21/25	EUR	1,909	2,252
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	3,182	3,701
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	3,182	3,750
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	3,182	3,823
	State of Rhineland-Palatinate	0.010%	1/21/31	EUR	13,059	14,811
	State of Saxony-Anhalt	1.625%	4/25/23	EUR	1,273	1,516
	State of Saxony-Anhalt	1.875%	4/10/24	EUR	2,863	3,480
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	795	943
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	13,014	15,412
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	637	745
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	2,180	2,612
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	6,500	7,404
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	5,000	5,670
	Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	795	941
						5,988,116
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	1.100%	1/17/23	HKD	7,950	1,033
	Hong Kong Government Bond Programme	0.510%	10/23/23	HKD	57,650	7,422
	Hong Kong Government Bond Programme	0.360%	4/15/24	HKD	50,000	6,395
	Hong Kong Government Bond Programme	2.220%	8/7/24	HKD	9,600	1,287
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	3,200	424
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	1,950	252
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	38,200	5,137
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	31,900	4,338
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	2,100	280
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	8,800	1,192
						27,760
Hungary (0.2%)
	Republic of Hungary	7.000%	6/24/22	HUF	169,910	564
	Republic of Hungary	1.750%	10/26/22	HUF	127,280	409
	Republic of Hungary	1.500%	8/23/23	HUF	1,078,960	3,453
	Republic of Hungary	6.000%	11/24/23	HUF	925,930	3,215
	Republic of Hungary	3.000%	6/26/24	HUF	2,000,000	6,495
	Republic of Hungary	2.500%	10/24/24	HUF	3,964,930	12,674
	Republic of Hungary	5.500%	6/24/25	HUF	1,921,030	6,714
	Republic of Hungary	1.250%	10/22/25	EUR	4,295	5,173
	Republic of Hungary	1.000%	11/26/25	HUF	1,197,010	3,566
	Republic of Hungary	1.500%	4/22/26	HUF	3,471,900	10,365
	Republic of Hungary	2.750%	12/22/26	HUF	2,211,390	6,896
	Republic of Hungary	1.750%	10/10/27	EUR	1,400	1,759
	Republic of Hungary	3.000%	10/27/27	HUF	6,339,040	19,782
[2]	Republic of Hungary	0.125%	9/21/28	EUR	2,500	2,811
	Republic of Hungary	6.750%	10/22/28	HUF	254,550	975
	Republic of Hungary	2.000%	5/23/29	HUF	1,283,180	3,663
	Republic of Hungary	3.000%	8/21/30	HUF	3,468,220	10,535
	Republic of Hungary	3.250%	10/22/31	HUF	302,280	925
103

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Hungary	1.625%	4/28/32	EUR	19,619	23,585
Republic of Hungary	2.250%	4/20/33	HUF	2,016,420	5,462
Republic of Hungary	1.750%	6/5/35	EUR	4,366	5,236
Republic of Hungary	3.000%	10/27/38	HUF	954,560	2,601
Republic of Hungary	3.000%	4/25/41	HUF	1,981,780	5,195
Republic of Hungary	1.500%	11/17/50	EUR	2,418	2,571
					144,624
Iceland (0.0%)
Republic of Iceland	0.625%	6/3/26	EUR	1,456	1,715
Indonesia (1.0%)
Indonesia Treasury Bond	5.625%	5/15/23	IDR	290,695,000	21,019
Indonesia Treasury Bond	8.375%	3/15/24	IDR	490,255,000	37,811
Indonesia Treasury Bond	8.125%	5/15/24	IDR	425,001,000	32,742
Indonesia Treasury Bond	6.500%	6/15/25	IDR	671,224,000	49,798
Indonesia Treasury Bond	7.250%	2/15/26	IDR	89,729,000	6,809
Indonesia Treasury Bond	5.500%	4/15/26	IDR	565,174,000	40,471
Indonesia Treasury Bond	8.375%	9/15/26	IDR	214,775,000	17,194
Indonesia Treasury Bond	5.125%	4/15/27	IDR	100,000,000	7,127
Indonesia Treasury Bond	7.000%	5/15/27	IDR	474,494,000	36,000
Indonesia Treasury Bond	6.125%	5/15/28	IDR	459,141,000	33,058
Indonesia Treasury Bond	9.000%	3/15/29	IDR	15,910,000	1,309
Indonesia Treasury Bond	8.250%	5/15/29	IDR	433,579,000	34,510
Indonesia Treasury Bond	7.000%	9/15/30	IDR	526,526,000	39,173
Indonesia Treasury Bond	6.500%	2/15/31	IDR	689,542,000	49,640
Indonesia Treasury Bond	8.750%	5/15/31	IDR	103,268,000	8,528
Indonesia Treasury Bond	6.375%	4/15/32	IDR	150,000,000	10,841
Indonesia Treasury Bond	7.500%	8/15/32	IDR	211,988,000	16,084
Indonesia Treasury Bond	6.625%	5/15/33	IDR	483,865,000	34,371
Indonesia Treasury Bond	8.375%	3/15/34	IDR	453,699,000	36,204
Indonesia Treasury Bond	7.500%	6/15/35	IDR	331,648,000	24,798
Indonesia Treasury Bond	8.250%	5/15/36	IDR	306,081,000	24,350
Indonesia Treasury Bond	9.750%	5/15/37	IDR	41,442,000	3,680
Indonesia Treasury Bond	7.500%	5/15/38	IDR	242,708,000	17,928
Indonesia Treasury Bond	8.375%	4/15/39	IDR	326,707,000	25,995
Indonesia Treasury Bond	7.500%	4/15/40	IDR	462,275,000	34,211
Indonesia Treasury Bond	7.125%	6/15/42	IDR	103,045,000	7,478
Indonesia Treasury Bond	7.375%	5/15/48	IDR	152,144,000	11,075
Indonesia Treasury Bond	6.875%	8/15/51	IDR	24,176,000	1,713
Republic of Indonesia	1.750%	4/24/25	EUR	4,264	5,110
Republic of Indonesia	1.450%	9/18/26	EUR	1,407	1,674
Republic of Indonesia	0.900%	2/14/27	EUR	2,027	2,339
Republic of Indonesia	3.750%	6/14/28	EUR	5,950	8,010
Republic of Indonesia	1.000%	7/28/29	EUR	3,000	3,396
Republic of Indonesia	1.100%	3/12/33	EUR	3,010	3,335
					687,781
Ireland (0.6%)
Republic of Ireland	3.900%	3/20/23	EUR	7,307	8,964
Republic of Ireland	3.400%	3/18/24	EUR	32,837	41,519
Republic of Ireland	1.000%	5/15/26	EUR	29,257	35,740
Republic of Ireland	0.200%	5/15/27	EUR	38,157	44,794
Republic of Ireland	0.900%	5/15/28	EUR	7,281	8,910
Republic of Ireland	1.100%	5/15/29	EUR	15,909	19,766
Republic of Ireland	0.200%	10/18/30	EUR	7,955	9,191
Republic of Ireland	1.350%	3/18/31	EUR	12,727	16,189
104

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Ireland	0.000%	10/18/31	EUR	126,393	141,390
	Republic of Ireland	1.300%	5/15/33	EUR	6,491	8,256
	Republic of Ireland	0.400%	5/15/35	EUR	7,116	8,157
	Republic of Ireland	1.700%	5/15/37	EUR	1,646	2,235
	Republic of Ireland	0.550%	4/22/41	EUR	58,026	65,640
	Republic of Ireland	2.000%	2/18/45	EUR	2,770	4,115
	Republic of Ireland	1.500%	5/15/50	EUR	16,713	22,607
						437,473
Isle Of Man (0.0%)
	Isle of Man	1.625%	9/14/51	GBP	1,000	1,334
Israel (0.4%)
	State of Israel	1.250%	11/30/22	ILS	30,282	9,692
	State of Israel	4.250%	3/31/23	ILS	23,227	7,765
	State of Israel	1.500%	11/30/23	ILS	17,437	5,636
	State of Israel	2.875%	1/29/24	EUR	7,241	8,940
	State of Israel	3.750%	3/31/24	ILS	11,773	4,019
	State of Israel	0.400%	10/31/24	ILS	26,000	8,189
	State of Israel	0.500%	4/30/25	ILS	76,365	24,053
	State of Israel	1.750%	8/31/25	ILS	73,023	24,055
	State of Israel	6.250%	10/30/26	ILS	17,933	7,190
	State of Israel	1.500%	1/18/27	EUR	8,148	10,061
	State of Israel	2.000%	3/31/27	ILS	51,546	17,281
	State of Israel	2.250%	9/28/28	ILS	127,769	43,632
	State of Israel	1.500%	1/16/29	EUR	1,591	1,990
	State of Israel	1.000%	3/31/30	ILS	93,600	29,033
	State of Israel	1.500%	5/31/37	ILS	23,148	6,874
	State of Israel	5.500%	1/31/42	ILS	21,001	10,364
	State of Israel	3.750%	3/31/47	ILS	77,367	30,819
	State of Israel	2.500%	1/16/49	EUR	2,795	4,060
						253,653
Italy (6.9%)
	Cassa Depositi e Prestiti SpA	2.125%	9/27/23	EUR	1,600	1,925
	Cassa Depositi e Prestiti SpA	1.500%	6/21/24	EUR	1,600	1,915
	Cassa Depositi e Prestiti SpA	1.500%	4/9/25	EUR	2,500	3,000
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	1,600	1,959
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	4,800	5,949
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	5,500	6,312
	Italy Buoni Poliennali Del Tesoro	1.000%	7/15/22	EUR	3,791	4,426
	Italy Buoni Poliennali Del Tesoro	0.000%	11/29/22	EUR	249,956	290,001
	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/23	EUR	94,687	111,263
	Italy Buoni Poliennali Del Tesoro	0.600%	6/15/23	EUR	69,176	81,113
[2]	Italy Buoni Poliennali Del Tesoro	0.300%	8/15/23	EUR	153,522	179,099
	Italy Buoni Poliennali Del Tesoro	0.000%	1/30/24	EUR	401,453	464,335
	Italy Buoni Poliennali Del Tesoro	0.000%	4/15/24	EUR	7,143	8,250
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	122,861	148,501
	Italy Buoni Poliennali Del Tesoro	0.000%	8/15/24	EUR	75,000	86,459
	Italy Buoni Poliennali Del Tesoro	3.750%	9/1/24	EUR	18,742	23,927
[2]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	266,944	326,670
	Italy Buoni Poliennali Del Tesoro	2.500%	11/15/25	EUR	2,816	3,544
	Italy Buoni Poliennali Del Tesoro	0.500%	2/1/26	EUR	77,874	90,537
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	75,000	85,178
	Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	50,000	60,934
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	117,496	146,430
[2]	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	31,554	35,711
105

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	2.200%	6/1/27	EUR	34,269	43,188
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	94,383	118,063
[2]	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	33,846	39,855
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	97	151
[2]	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	294,394	330,411
[2]	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	51,525	58,529
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	155,658	208,616
[2]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	54,518	75,926
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	42,955	51,136
[2]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	168,211	204,113
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	96,381	109,376
[2]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	160,764	176,571
[2]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	22,000	24,920
[2]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	40,890	49,367
[2]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	71,019	92,273
[2]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	126,531	180,487
[2]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	35,000	40,471
[2]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	13,944	21,581
[2]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	157,992	168,980
[2]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	38,243	53,339
[2]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	31,248	44,571
[2]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	5,533	9,901
[2]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	127,197	149,866
[2]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	32,767	59,344
[2]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	69,641	76,746
[2]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	25,271	37,698
[2]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	82,000	111,948
[2]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	41,329	68,746
[2]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	51,964	67,908
[2]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	27,302	30,337
[2]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	32,561	43,834
	Republic of Italy	6.000%	8/4/28	GBP	3,786	6,495
						4,922,185
Japan (16.1%)
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	800,000	7,027
	Deposit Insurance Corp. of Japan	0.100%	12/10/24	JPY	1,500,000	13,177
	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	159,500	1,421
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	190,900	1,699
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	127,300	1,134
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	240,900	2,148
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	15,000	17,838
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	14,500	127
	Fukuoka Prefecture	0.432%	6/18/49	JPY	110,000	904
	Japan	0.100%	11/1/22	JPY	1,772,800	15,577
	Japan	0.100%	12/20/22	JPY	7,668,250	67,390
	Japan	0.700%	12/20/22	JPY	1,280,700	11,331
	Japan	0.800%	12/20/22	JPY	828,900	7,342
	Japan	1.400%	12/20/22	JPY	2,068,250	18,443
	Japan	1.700%	12/20/22	JPY	1,113,650	9,964
	Japan	0.100%	1/1/23	JPY	6,363,750	55,929
	Japan	0.100%	2/1/23	JPY	8,646,950	76,004
	Japan	0.100%	3/1/23	JPY	14,758,550	129,740
	Japan	0.100%	3/20/23	JPY	8,666,450	76,192
	Japan	0.600%	3/20/23	JPY	3,824,600	33,856
	Japan	1.000%	3/20/23	JPY	168,650	1,501
106

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.005%	4/1/23	JPY	14,464,650	127,002
Japan	0.005%	5/1/23	JPY	4,500,000	39,513
Japan	0.005%	6/1/23	JPY	14,500,000	127,325
Japan	0.100%	6/20/23	JPY	10,913,800	95,986
Japan	0.800%	6/20/23	JPY	4,363,450	38,813
Japan	0.800%	6/20/23	JPY	190,950	1,699
Japan	1.800%	6/20/23	JPY	795,500	7,190
Japan	0.005%	7/1/23	JPY	6,700,000	58,838
Japan	0.005%	8/1/23	JPY	11,000,000	96,708
Japan	0.005%	9/1/23	JPY	7,000,000	61,479
Japan	0.100%	9/20/23	JPY	5,584,150	49,131
Japan	0.600%	9/20/23	JPY	318,200	2,826
Japan	0.800%	9/20/23	JPY	399,650	3,562
Japan	1.900%	9/20/23	JPY	972,100	8,842
Japan	0.100%	12/20/23	JPY	7,195,350	63,331
Japan	0.600%	12/20/23	JPY	4,982,800	44,323
Japan	1.900%	12/20/23	JPY	572,600	5,233
Japan	0.100%	3/20/24	JPY	8,366,900	73,671
Japan	0.600%	3/20/24	JPY	6,010,550	53,552
Japan	1.900%	3/20/24	JPY	159,100	1,461
Japan	0.100%	6/20/24	JPY	8,029,750	70,730
Japan	0.600%	6/20/24	JPY	225,950	2,016
Japan	0.100%	9/20/24	JPY	8,956,950	78,927
Japan	0.500%	9/20/24	JPY	4,040,950	36,017
Japan	2.100%	9/20/24	JPY	415,250	3,869
Japan	0.100%	12/20/24	JPY	7,113,050	62,703
Japan	0.300%	12/20/24	JPY	3,200,950	28,393
Japan	0.500%	12/20/24	JPY	2,459,600	21,952
Japan	0.100%	3/20/25	JPY	5,090,950	44,895
Japan	0.400%	3/20/25	JPY	3,138,900	27,960
Japan	2.000%	3/20/25	JPY	23,900	224
Japan	0.100%	6/20/25	JPY	6,841,000	60,350
Japan	0.400%	6/20/25	JPY	2,640,950	23,551
Japan	1.900%	6/20/25	JPY	365,950	3,439
Japan	2.100%	6/20/25	JPY	954,550	9,030
Japan	0.100%	9/20/25	JPY	21,622,900	190,829
Japan	0.400%	9/20/25	JPY	1,016,600	9,076
Japan	2.100%	9/20/25	JPY	63,650	605
Japan	0.100%	12/20/25	JPY	24,178,000	213,457
Japan	0.300%	12/20/25	JPY	7,222,850	64,292
Japan	2.000%	12/20/25	JPY	1,062,750	10,115
Japan	0.005%	3/20/26	JPY	27,050,000	237,910
Japan	0.100%	3/20/26	JPY	1,622,750	14,332
Japan	2.100%	3/20/26	JPY	273,650	2,628
Japan	2.200%	3/20/26	JPY	254,550	2,454
Japan	0.005%	6/20/26	JPY	33,800,000	297,306
Japan	0.100%	6/20/26	JPY	1,728,800	15,274
Japan	0.100%	9/20/26	JPY	2,214,850	19,575
Japan	2.200%	9/20/26	JPY	19,150	186
Japan	2.300%	9/20/26	JPY	11,150	109
Japan	0.100%	12/20/26	JPY	4,122,100	36,444
Japan	2.100%	12/20/26	JPY	1,590,950	15,499
Japan	0.100%	3/20/27	JPY	3,574,850	31,612
Japan	2.000%	3/20/27	JPY	318,200	3,100
Japan	2.100%	3/20/27	JPY	111,400	1,090
107

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	6/20/27	JPY	2,699,850	23,883
Japan	2.300%	6/20/27	JPY	6,400	64
Japan	0.100%	9/20/27	JPY	3,753,250	33,208
Japan	2.200%	9/20/27	JPY	4,800	48
Japan	0.100%	12/20/27	JPY	4,258,000	37,681
Japan	2.100%	12/20/27	JPY	713,100	7,079
Japan	0.100%	3/20/28	JPY	2,615,500	23,149
Japan	2.200%	3/20/28	JPY	1,256,850	12,604
Japan	2.400%	3/20/28	JPY	1,861,400	18,874
Japan	0.100%	6/20/28	JPY	2,784,150	24,645
Japan	2.400%	6/20/28	JPY	327,750	3,340
Japan	0.100%	9/20/28	JPY	4,365,600	38,648
Japan	2.100%	9/20/28	JPY	1,949,200	19,612
Japan	2.200%	9/20/28	JPY	381,850	3,865
Japan	0.100%	12/20/28	JPY	8,206,200	72,645
Japan	1.900%	12/20/28	JPY	2,303,700	22,990
Japan	2.100%	12/20/28	JPY	190,950	1,930
Japan	0.100%	3/20/29	JPY	13,683,050	121,107
Japan	1.900%	3/20/29	JPY	1,320,500	13,228
Japan	2.100%	3/20/29	JPY	1,436,000	14,571
Japan	0.100%	6/20/29	JPY	11,743,250	103,916
Japan	2.100%	6/20/29	JPY	1,759,600	17,927
Japan	0.100%	9/20/29	JPY	12,846,150	113,639
Japan	2.100%	9/20/29	JPY	2,730,050	27,927
Japan	2.800%	9/20/29	JPY	859,150	9,205
Japan	0.100%	12/20/29	JPY	12,807,000	113,240
Japan	2.100%	12/20/29	JPY	2,386,400	24,504
Japan	2.200%	12/20/29	JPY	1,826,400	18,884
Japan	0.100%	3/20/30	JPY	13,002,650	114,891
Japan	2.100%	3/20/30	JPY	25,500	263
Japan	2.200%	3/20/30	JPY	2,004,600	20,807
Japan	2.300%	5/20/30	JPY	54,100	567
Japan	0.100%	6/20/30	JPY	10,651,300	94,043
Japan	1.600%	6/20/30	JPY	181,400	1,808
Japan	1.800%	6/20/30	JPY	12,750	129
Japan	2.000%	6/20/30	JPY	1,590,950	16,334
Japan	0.100%	9/20/30	JPY	15,139,200	133,560
Japan	1.800%	9/20/30	JPY	445,500	4,520
Japan	1.900%	9/20/30	JPY	1,390,500	14,215
Japan	0.100%	12/20/30	JPY	27,840,000	245,386
Japan	2.000%	12/20/30	JPY	954,550	9,863
Japan	2.100%	12/20/30	JPY	2,599,600	27,068
Japan	0.100%	3/20/31	JPY	26,861,650	236,497
Japan	1.900%	3/20/31	JPY	1,909,150	19,629
Japan	2.000%	3/20/31	JPY	3,875,500	40,164
Japan	2.200%	3/20/31	JPY	159,100	1,675
Japan	0.100%	6/20/31	JPY	34,400,000	302,481
Japan	1.800%	6/20/31	JPY	1,481,200	15,146
Japan	1.900%	6/20/31	JPY	1,893,250	19,518
Japan	0.100%	9/20/31	JPY	1,639,500	14,392
Japan	1.700%	9/20/31	JPY	7,954,650	80,851
Japan	1.800%	9/20/31	JPY	2,410,250	24,706
Japan	1.700%	12/20/31	JPY	2,131,850	21,718
Japan	1.800%	12/20/31	JPY	8,838,000	90,819
Japan	1.600%	3/20/32	JPY	2,847,750	28,826
108

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.700%	3/20/32	JPY	1,018,200	10,399
Japan	1.800%	3/20/32	JPY	359,600	3,705
Japan	1.500%	6/20/32	JPY	2,004,600	20,149
Japan	1.600%	6/20/32	JPY	988,900	10,032
Japan	1.700%	9/20/32	JPY	4,705,650	48,284
Japan	1.700%	12/20/32	JPY	3,573,200	36,746
Japan	1.800%	12/20/32	JPY	1,909,150	19,818
Japan	1.500%	3/20/33	JPY	3,965,600	40,088
Japan	1.600%	3/20/33	JPY	3,361,350	34,313
Japan	1.700%	6/20/33	JPY	493,200	5,094
Japan	1.700%	6/20/33	JPY	4,574,150	47,246
Japan	1.700%	9/20/33	JPY	4,359,450	45,124
Japan	1.600%	12/20/33	JPY	3,468,250	35,608
Japan	2.000%	12/20/33	JPY	159,100	1,700
Japan	1.500%	3/20/34	JPY	4,290,800	43,675
Japan	2.400%	3/20/34	JPY	1,177,300	13,120
Japan	1.500%	6/20/34	JPY	4,330,050	44,142
Japan	2.500%	6/20/34	JPY	640,550	7,231
Japan	1.400%	9/20/34	JPY	8,290,950	83,728
Japan	2.500%	9/20/34	JPY	127,300	1,442
Japan	1.200%	12/20/34	JPY	5,027,800	49,699
Japan	2.400%	12/20/34	JPY	731,850	8,231
Japan	1.200%	3/20/35	JPY	5,520,550	54,618
Japan	2.300%	3/20/35	JPY	795,500	8,881
Japan	1.300%	6/20/35	JPY	4,123,700	41,315
Japan	2.300%	6/20/35	JPY	1,139,100	12,752
Japan	1.200%	9/20/35	JPY	7,690,950	76,209
Japan	2.500%	9/20/35	JPY	318,200	3,648
Japan	1.000%	12/20/35	JPY	7,289,600	70,510
Japan	2.300%	12/20/35	JPY	798,650	8,988
Japan	0.400%	3/20/36	JPY	6,956,750	62,147
Japan	2.500%	3/20/36	JPY	702,600	8,101
Japan	0.200%	6/20/36	JPY	5,636,450	48,879
Japan	2.500%	6/20/36	JPY	461,400	5,335
Japan	0.500%	9/20/36	JPY	9,036,900	81,698
Japan	2.500%	9/20/36	JPY	190,950	2,214
Japan	0.600%	12/20/36	JPY	11,677,350	106,989
Japan	2.300%	12/20/36	JPY	257,100	2,922
Japan	0.700%	3/20/37	JPY	12,453,750	115,675
Japan	2.400%	3/20/37	JPY	1,149,950	13,256
Japan	0.600%	6/20/37	JPY	6,424,600	58,788
Japan	0.600%	9/20/37	JPY	8,246,650	75,410
Japan	2.500%	9/20/37	JPY	5,450	64
Japan	0.600%	12/20/37	JPY	5,856,400	53,513
Japan	0.500%	3/20/38	JPY	14,226,100	127,907
Japan	2.500%	3/20/38	JPY	928,150	10,937
Japan	0.500%	6/20/38	JPY	8,759,650	78,674
Japan	0.700%	9/20/38	JPY	5,733,700	53,087
Japan	2.400%	9/20/38	JPY	805,650	9,425
Japan	0.500%	12/20/38	JPY	7,989,700	71,600
Japan	0.400%	3/20/39	JPY	8,081,600	71,148
Japan	2.300%	3/20/39	JPY	1,434,400	16,646
Japan	0.300%	6/20/39	JPY	6,949,150	60,038
Japan	0.300%	9/20/39	JPY	6,023,850	51,951
Japan	2.200%	9/20/39	JPY	2,840,750	32,671
109

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.300%	12/20/39	JPY	5,900,050	50,792
Japan	0.400%	3/20/40	JPY	7,383,700	64,593
Japan	2.300%	3/20/40	JPY	1,457,300	17,047
Japan	0.400%	6/20/40	JPY	9,039,200	78,962
Japan	0.400%	9/20/40	JPY	11,814,200	103,031
Japan	2.000%	9/20/40	JPY	5,721,650	64,448
Japan	0.500%	12/20/40	JPY	17,498,950	155,148
Japan	0.500%	3/20/41	JPY	18,145,000	160,637
Japan	2.200%	3/20/41	JPY	4,221,700	49,049
Japan	0.400%	6/20/41	JPY	21,950,000	190,428
Japan	0.500%	9/20/41	JPY	2,500,000	22,040
Japan	2.000%	9/20/41	JPY	4,103,650	46,455
Japan	2.000%	3/20/42	JPY	4,845,000	55,032
Japan	1.900%	9/20/42	JPY	6,023,900	67,620
Japan	1.800%	3/20/43	JPY	2,620,250	29,040
Japan	1.900%	6/20/43	JPY	2,356,350	26,576
Japan	1.800%	9/20/43	JPY	1,644,700	18,279
Japan	1.700%	12/20/43	JPY	1,664,700	18,220
Japan	1.700%	3/20/44	JPY	3,034,450	33,251
Japan	1.700%	6/20/44	JPY	2,038,150	22,358
Japan	1.700%	9/20/44	JPY	4,370,700	47,999
Japan	1.500%	12/20/44	JPY	3,313,900	35,168
Japan	1.500%	3/20/45	JPY	4,065,300	43,175
Japan	1.600%	6/20/45	JPY	1,336,400	14,463
Japan	1.400%	9/20/45	JPY	1,260,050	13,154
Japan	1.400%	12/20/45	JPY	2,221,400	23,201
Japan	0.800%	3/20/46	JPY	4,188,200	38,748
Japan	0.300%	6/20/46	JPY	4,245,500	34,977
Japan	0.500%	9/20/46	JPY	4,760,100	41,080
Japan	0.600%	12/20/46	JPY	3,388,700	29,900
Japan	0.800%	3/20/47	JPY	4,467,150	41,220
Japan	0.800%	6/20/47	JPY	4,472,550	41,241
Japan	0.800%	9/20/47	JPY	4,496,900	41,435
Japan	0.800%	12/20/47	JPY	6,615,300	60,908
Japan	0.800%	3/20/48	JPY	7,348,650	67,612
Japan	2.400%	3/20/48	JPY	254,550	3,213
Japan	0.700%	6/20/48	JPY	6,711,450	60,255
Japan	0.900%	9/20/48	JPY	4,261,950	40,077
Japan	0.700%	12/20/48	JPY	4,454,150	39,908
Japan	0.500%	3/20/49	JPY	4,704,400	40,031
Japan	2.200%	3/20/49	JPY	517,050	6,339
Japan	0.400%	6/20/49	JPY	5,297,350	43,830
Japan	0.400%	9/20/49	JPY	4,976,450	41,080
Japan	0.400%	12/20/49	JPY	4,235,700	34,902
Japan	0.400%	3/20/50	JPY	5,468,700	44,980
Japan	2.200%	3/20/50	JPY	712,750	8,783
Japan	0.600%	6/20/50	JPY	7,544,400	65,428
Japan	0.600%	9/20/50	JPY	5,823,400	50,433
Japan	0.700%	12/20/50	JPY	9,809,400	87,113
Japan	0.700%	3/20/51	JPY	10,902,350	96,705
Japan	2.200%	3/20/51	JPY	973,000	12,046
Japan	0.700%	6/20/51	JPY	13,600,000	120,450
Japan	0.700%	9/20/51	JPY	1,800,000	15,900
Japan	2.000%	3/20/52	JPY	2,546,400	30,477
Japan	1.900%	3/20/53	JPY	1,012,500	11,951
110

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.700%	3/20/54	JPY	2,283,000	25,958
Japan	1.400%	3/20/55	JPY	2,445,250	26,033
Japan	0.400%	3/20/56	JPY	5,108,000	40,882
Japan	0.900%	3/20/57	JPY	4,085,950	38,201
Japan	0.800%	3/20/58	JPY	4,674,750	42,408
Japan	0.500%	3/20/59	JPY	6,642,250	54,498
Japan	0.500%	3/20/60	JPY	10,951,550	89,549
Japan	0.700%	3/20/61	JPY	5,455,000	47,765
Japan Expressway Holding and Debt Repayment Agency	0.765%	9/20/22	JPY	60,000	530
Japan Expressway Holding and Debt Repayment Agency	0.796%	9/20/22	JPY	100,000	883
Japan Expressway Holding and Debt Repayment Agency	0.805%	11/30/22	JPY	499,200	4,418
Japan Expressway Holding and Debt Repayment Agency	0.834%	1/31/23	JPY	286,400	2,539
Japan Expressway Holding and Debt Repayment Agency	0.815%	2/28/23	JPY	177,500	1,574
Japan Expressway Holding and Debt Repayment Agency	0.668%	3/17/23	JPY	254,600	2,254
Japan Expressway Holding and Debt Repayment Agency	0.541%	4/28/23	JPY	254,600	2,252
Japan Expressway Holding and Debt Repayment Agency	0.882%	6/30/23	JPY	260,000	2,315
Japan Expressway Holding and Debt Repayment Agency	0.911%	7/31/23	JPY	413,700	3,688
Japan Expressway Holding and Debt Repayment Agency	0.801%	9/29/23	JPY	15,300	136
Japan Expressway Holding and Debt Repayment Agency	0.669%	11/30/23	JPY	318,200	2,831
Japan Expressway Holding and Debt Repayment Agency	0.693%	12/28/23	JPY	159,100	1,417
Japan Expressway Holding and Debt Repayment Agency	0.660%	2/29/24	JPY	636,400	5,670
Japan Expressway Holding and Debt Repayment Agency	0.645%	3/29/24	JPY	318,200	2,835
Japan Expressway Holding and Debt Repayment Agency	0.669%	4/30/24	JPY	318,200	2,839
Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	333,500	2,976
Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	636,400	5,676
Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	8,000	71
Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	318,200	2,837
Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	483,700	4,308
Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	636,400	5,665
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	127,300	1,128
Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	130,100	1,157
Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	159,100	1,417
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	184,600	1,649
111

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	4,500	40
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	20,400	182
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	239,000	2,125
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	50,000	485
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	20,000	197
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	741,100	6,542
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	3,500	31
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	95,500	843
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	190,900	1,687
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	944,700	8,316
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	230,000	2,288
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	381,900	3,377
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	190,900	1,687
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	30,000	298
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	192,600	1,705
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	280,000	2,832
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	30,000	305
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	110,000	1,134
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	200,000	2,041
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	300,000	3,015
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	1,600,000	15,945
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	600,000	5,735
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	200,000	1,977
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,100,000	10,479
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	700,000	5,975
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	600,000	5,301
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	600,000	5,429
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	200,000	1,792
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	400,000	3,630
112

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	200,000	1,814
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	110,000	1,453
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	20,000	262
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	650,000	8,374
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	883
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	300,000	2,538
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	500,000	4,098
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	1,584
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	770,000	8,654
Japan Finance Corp.	0.001%	7/31/24	JPY	650,000	5,696
Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	477,300	4,230
Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	117,700	1,042
Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	160,000	1,416
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	260,000	2,299
Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	318,200	2,832
Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	580,000	5,117
Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	100,000	891
Japan Finance Organization for Municipalities	0.835%	8/14/23	JPY	17,200	153
Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	15,900	142
Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	502,500	4,470
Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	318,200	2,832
Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	493,200	4,401
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	973,000	8,681
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	71,600	636
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	64,400	575
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	318,200	2,828
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	28,700	253
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	47,700	419
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	79,600	703
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	477,300	4,207
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	318,200	2,812
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	318,200	2,814
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	636,400	5,625
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	636,400	5,635
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	20,000	204
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,320,000	13,566
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	50,000	441
Japan Highway Public Corp.	1.540%	12/20/22	JPY	160,000	1,428
Japan Housing Finance Agency	0.075%	10/20/26	JPY	1,340,000	11,766
Major Joint Local Government Bond	0.800%	11/25/22	JPY	79,600	704
Major Joint Local Government Bond	0.720%	12/22/22	JPY	127,300	1,126
Major Joint Local Government Bond	0.840%	1/25/23	JPY	44,600	395
Major Joint Local Government Bond	0.680%	3/24/23	JPY	222,800	1,973
Major Joint Local Government Bond	0.910%	7/25/23	JPY	159,100	1,418
Major Joint Local Government Bond	0.820%	8/25/23	JPY	28,700	256
Major Joint Local Government Bond	0.680%	10/25/23	JPY	63,700	566
Major Joint Local Government Bond	0.660%	11/24/23	JPY	458,200	4,074
113

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.710%	12/25/23	JPY	1,177,300	10,483
Major Joint Local Government Bond	0.760%	1/25/24	JPY	477,300	4,257
Major Joint Local Government Bond	0.689%	4/25/24	JPY	79,600	710
Major Joint Local Government Bond	0.674%	5/24/24	JPY	127,300	1,136
Major Joint Local Government Bond	0.659%	6/25/24	JPY	254,500	2,271
Major Joint Local Government Bond	0.611%	7/25/24	JPY	299,200	2,668
Major Joint Local Government Bond	0.566%	8/23/24	JPY	159,100	1,417
Major Joint Local Government Bond	0.554%	9/25/24	JPY	477,300	4,253
Major Joint Local Government Bond	0.456%	12/25/24	JPY	763,700	6,794
Major Joint Local Government Bond	0.448%	2/25/25	JPY	731,900	6,512
Major Joint Local Government Bond	0.470%	3/25/25	JPY	556,900	4,960
Major Joint Local Government Bond	0.406%	4/25/25	JPY	1,161,400	10,326
Major Joint Local Government Bond	0.553%	5/23/25	JPY	1,622,800	14,507
Major Joint Local Government Bond	0.548%	6/25/25	JPY	827,300	7,398
Major Joint Local Government Bond	0.553%	7/25/25	JPY	395,800	3,542
Major Joint Local Government Bond	0.500%	8/25/25	JPY	509,100	4,549
Major Joint Local Government Bond	0.510%	9/25/25	JPY	690,700	6,176
Major Joint Local Government Bond	0.496%	11/25/25	JPY	318,200	2,846
Major Joint Local Government Bond	0.469%	12/25/25	JPY	1,622,800	14,506
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,050,100	9,272
Major Joint Local Government Bond	0.180%	1/25/27	JPY	983,200	8,698
Major Joint Local Government Bond	0.245%	2/25/27	JPY	541,000	4,802
Major Joint Local Government Bond	0.210%	3/25/27	JPY	619,900	5,493
Major Joint Local Government Bond	0.215%	10/25/27	JPY	252,100	2,237
Major Joint Local Government Bond	0.240%	2/25/28	JPY	152,500	1,354
Major Joint Local Government Bond	0.180%	4/25/28	JPY	1,813,700	16,042
Major Joint Local Government Bond	0.200%	5/25/28	JPY	283,200	2,508
Major Joint Local Government Bond	0.205%	6/23/28	JPY	332,800	2,948
Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,159,600	10,251
Major Joint Local Government Bond	0.245%	8/25/28	JPY	108,200	961
Major Joint Local Government Bond	0.250%	9/25/28	JPY	433,600	3,852
Major Joint Local Government Bond	0.160%	1/25/29	JPY	512,300	4,521
Major Joint Local Government Bond	0.140%	2/22/29	JPY	509,000	4,485
Major Joint Local Government Bond	0.100%	4/25/29	JPY	80,000	703
Major Joint Local Government Bond	0.050%	9/25/29	JPY	15,900	139
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,300,000	11,370
Major Joint Local Government Bond	0.095%	2/25/30	JPY	309,600	2,713
Major Joint Local Government Bond	0.150%	6/25/30	JPY	318,200	2,800
Major Joint Local Government Bond	0.125%	10/25/30	JPY	460,200	4,039
Major Joint Local Government Bond	0.120%	11/25/30	JPY	20,700	182
Major Joint Local Government Bond	0.145%	2/25/31	JPY	328,800	2,888
Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,000,000	17,660
Major Joint Local Government Bond	0.199%	4/25/31	JPY	2,140,000	18,883
Major Joint Local Government Bond	0.145%	6/25/31	JPY	460,000	4,036
Osaka Prefecture	1.453%	9/26/34	JPY	80,000	805
Osaka Prefecture	0.366%	9/28/35	JPY	1,500,000	13,229
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	58,900	521
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	254,600	2,260
Tokyo Metropolitan Government	0.700%	9/20/23	JPY	143,200	1,273
Tokyo Metropolitan Government	0.720%	12/20/23	JPY	9,600	86
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	636,400	5,669
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	222,800	1,983
Tokyo Metropolitan Government	0.690%	3/19/24	JPY	60,500	539
Tokyo Metropolitan Government	0.505%	9/20/24	JPY	222,800	1,982
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	44,600	396
114

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	318,200	2,826
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	788,100	7,011
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	238,700	2,130
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	159,100	1,422
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	159,100	1,420
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	350,100	3,126
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	213,300	1,904
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	56,500	497
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	636,400	5,640
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	509,100	4,454
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	91,000	797
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	30,000	309
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	30,000	298
						11,432,988
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	480	994
Kazakhstan (0.0%)
[2]	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,002	1,188
	Republic of Kazakhstan	1.550%	11/9/23	EUR	637	755
	Republic of Kazakhstan	0.600%	9/30/26	EUR	795	911
[2]	Republic of Kazakhstan	0.600%	9/30/26	EUR	2,005	2,297
	Republic of Kazakhstan	2.375%	11/9/28	EUR	3,182	4,072
[2]	Republic of Kazakhstan	1.500%	9/30/34	EUR	1,527	1,771
						10,994
Latvia (0.0%)
	Republic of Latvia	2.875%	4/30/24	EUR	319	398
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	4,391	5,671
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	955	1,262
Malaysia (0.7%)
	Federation of Malaysia	3.480%	3/15/23	MYR	66,978	16,473
	Federation of Malaysia	3.757%	4/20/23	MYR	31,819	7,859
	Federation of Malaysia	3.800%	8/17/23	MYR	52,501	12,996
	Federation of Malaysia	3.478%	6/14/24	MYR	82,728	20,369
	Federation of Malaysia	4.181%	7/15/24	MYR	45,183	11,347
	Federation of Malaysia	4.059%	9/30/24	MYR	17,182	4,309
	Federation of Malaysia	3.882%	3/14/25	MYR	44,692	11,167
	Federation of Malaysia	3.955%	9/15/25	MYR	148,592	37,189
	Federation of Malaysia	4.392%	4/15/26	MYR	22,273	5,673
	Federation of Malaysia	3.906%	7/15/26	MYR	85,489	21,271
	Federation of Malaysia	3.900%	11/30/26	MYR	41,841	10,444
	Federation of Malaysia	3.899%	11/16/27	MYR	60,864	15,125
	Federation of Malaysia	3.733%	6/15/28	MYR	81,582	20,050
	Federation of Malaysia	3.885%	8/15/29	MYR	101,296	24,789
	Federation of Malaysia	4.498%	4/15/30	MYR	44,705	11,424
	Federation of Malaysia	2.632%	4/15/31	MYR	27,550	6,163
	Federation of Malaysia	4.232%	6/30/31	MYR	6,587	1,652
	Federation of Malaysia	4.127%	4/15/32	MYR	7,955	1,967
	Federation of Malaysia	3.844%	4/15/33	MYR	96,585	23,031
	Federation of Malaysia	4.642%	11/7/33	MYR	43,678	11,142
	Federation of Malaysia	3.828%	7/5/34	MYR	77,515	18,185
	Federation of Malaysia	4.254%	5/31/35	MYR	34,045	8,416
115

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	4.762%	4/7/37	MYR	14,828	3,794
Federation of Malaysia	4.893%	6/8/38	MYR	62,841	16,262
Federation of Malaysia	3.757%	5/22/40	MYR	44,546	10,172
Federation of Malaysia	4.935%	9/30/43	MYR	6,238	1,618
Federation of Malaysia	4.736%	3/15/46	MYR	11,137	2,790
Federation of Malaysia	4.921%	7/6/48	MYR	36,273	9,285
Federation of Malaysia	4.065%	6/15/50	MYR	15,438	3,531
Malaysia Government Investment Issue	3.151%	5/15/23	MYR	10,000	2,442
Malaysia Government Investment Issue	4.444%	5/22/24	MYR	3,059	773
Malaysia Government Investment Issue	3.655%	10/15/24	MYR	69,000	17,096
Malaysia Government Investment Issue	3.726%	3/31/26	MYR	101,118	25,009
Malaysia Government Investment Issue	3.422%	9/30/27	MYR	50,000	12,042
Malaysia Government Investment Issue	4.130%	7/9/29	MYR	57,647	14,343
Malaysia Government Investment Issue	3.465%	10/15/30	MYR	77,235	18,291
Malaysia Government Investment Issue	4.119%	11/30/34	MYR	52,794	12,691
Malaysia Government Investment Issue	4.786%	10/31/35	MYR	17,000	4,355
Malaysia Government Investment Issue	3.447%	7/15/36	MYR	13,000	2,893
Malaysia Government Investment Issue	4.755%	8/4/37	MYR	20,000	5,048
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	47,118	11,435
Malaysia Government Investment Issue	4.417%	9/30/41	MYR	31,059	7,571
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	70,830	17,503
					499,985
Mexico (0.6%)
Mexican Bonos	6.750%	3/9/23	MXN	254,500	12,404
Mexican Bonos	8.000%	12/7/23	MXN	644,600	31,991
Mexican Bonos	8.000%	9/5/24	MXN	600,200	29,816
Mexican Bonos	10.000%	12/5/24	MXN	807,500	42,876
Mexican Bonos	5.750%	3/5/26	MXN	944,700	43,286
Mexican Bonos	7.500%	6/3/27	MXN	692,900	33,754
Mexican Bonos	8.500%	5/31/29	MXN	760,000	39,041
Mexican Bonos	7.750%	5/29/31	MXN	627,000	30,859
Mexican Bonos	7.750%	11/23/34	MXN	222,200	10,896
Mexican Bonos	10.000%	11/20/36	MXN	195,600	11,420
Mexican Bonos	8.500%	11/18/38	MXN	496,100	25,322
Mexican Bonos	7.750%	11/13/42	MXN	482,100	22,888
Mexican Bonos	8.000%	11/7/47	MXN	490,800	23,837
United Mexican States	1.625%	3/6/24	EUR	955	1,141
United Mexican States	1.375%	1/15/25	EUR	3,427	4,099
United Mexican States	1.625%	4/8/26	EUR	1,306	1,574
United Mexican States	1.350%	9/18/27	EUR	1,932	2,284
United Mexican States	1.750%	4/17/28	EUR	5,251	6,324
United Mexican States	3.625%	4/9/29	EUR	2,927	3,925
United Mexican States	1.125%	1/17/30	EUR	2,428	2,713
United Mexican States	3.375%	2/23/31	EUR	5,727	7,519
United Mexican States	1.450%	10/25/33	EUR	2,456	2,633
United Mexican States	2.250%	8/12/36	EUR	3,000	3,350
United Mexican States	2.875%	4/8/39	EUR	3,145	3,683
United Mexican States	3.000%	3/6/45	EUR	1,782	2,116
United Mexican States	2.125%	10/25/51	EUR	8,263	7,915
United Mexican States	5.625%	3/19/14	GBP	2,146	3,138
United Mexican States	4.000%	3/15/15	EUR	1,082	1,350
					412,154
Netherlands (1.7%)
BNG Bank NV	4.750%	3/6/23	AUD	5,950	4,710
BNG Bank NV	3.875%	5/26/23	EUR	8,909	10,980
116

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	0.050%	7/11/23	EUR	8,000	9,312
	BNG Bank NV	5.250%	5/20/24	AUD	2,545	2,097
	BNG Bank NV	0.250%	6/7/24	EUR	1,909	2,233
	BNG Bank NV	0.050%	7/13/24	EUR	7,955	9,249
	BNG Bank NV	1.125%	9/4/24	EUR	446	535
	BNG Bank NV	0.200%	11/9/24	EUR	6,363	7,432
	BNG Bank NV	0.250%	5/7/25	EUR	9,084	10,636
	BNG Bank NV	3.250%	7/15/25	AUD	3,230	2,560
	BNG Bank NV	1.000%	1/12/26	EUR	4,773	5,765
	BNG Bank NV	0.125%	4/11/26	EUR	2,323	2,705
	BNG Bank NV	0.625%	6/19/27	EUR	4,709	5,631
	BNG Bank NV	3.500%	7/19/27	AUD	2,482	1,998
	BNG Bank NV	0.750%	1/11/28	EUR	7,350	8,859
	BNG Bank NV	3.300%	7/17/28	AUD	9,300	7,410
	BNG Bank NV	5.200%	12/7/28	GBP	1,050	1,815
	BNG Bank NV	0.750%	1/24/29	EUR	1,591	1,923
	BNG Bank NV	0.100%	1/15/30	EUR	4,773	5,485
	BNG Bank NV	1.375%	10/21/30	EUR	1,909	2,430
	BNG Bank NV	0.125%	4/19/33	EUR	20,000	22,598
	BNG Bank NV	0.125%	7/9/35	EUR	4,773	5,327
	BNG Bank NV	0.875%	10/17/35	EUR	1,591	1,950
	BNG Bank NV	0.875%	10/24/36	EUR	8,000	9,809
	BNG Bank NV	1.500%	3/29/38	EUR	955	1,287
	BNG Bank NV	1.500%	7/15/39	EUR	1,273	1,731
[2]	Kingdom of Netherlands	3.750%	1/15/23	EUR	3,271	3,984
[2]	Kingdom of Netherlands	1.750%	7/15/23	EUR	46,980	56,543
[2]	Kingdom of Netherlands	0.000%	1/15/24	EUR	19,901	23,303
[2]	Kingdom of Netherlands	2.000%	7/15/24	EUR	23,069	28,505
[2]	Kingdom of Netherlands	0.250%	7/15/25	EUR	84,101	99,703
[2]	Kingdom of Netherlands	0.500%	7/15/26	EUR	34,987	42,100
[2]	Kingdom of Netherlands	0.000%	1/15/27	EUR	107,588	126,200
[2]	Kingdom of Netherlands	0.750%	7/15/27	EUR	10,219	12,505
[2]	Kingdom of Netherlands	0.750%	7/15/28	EUR	32,004	39,328
[2]	Kingdom of Netherlands	0.250%	7/15/29	EUR	50,433	59,856
[2]	Kingdom of Netherlands	0.000%	7/15/30	EUR	68,410	79,214
[2]	Kingdom of Netherlands	0.000%	7/15/31	EUR	41,575	47,789
[2]	Kingdom of Netherlands	2.500%	1/15/33	EUR	12,887	18,926
[2]	Kingdom of Netherlands	4.000%	1/15/37	EUR	29,313	53,543
[2]	Kingdom of Netherlands	0.000%	1/15/38	EUR	61,000	68,100
[2]	Kingdom of Netherlands	0.500%	1/15/40	EUR	30,467	37,284
[2]	Kingdom of Netherlands	3.750%	1/15/42	EUR	34,641	68,585
[2]	Kingdom of Netherlands	2.750%	1/15/47	EUR	33,346	62,945
[2]	Kingdom of Netherlands	0.000%	1/15/52	EUR	33,377	35,636
	Nederlandse Waterschapsbank NV	0.500%	1/19/23	EUR	10,000	11,692
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	955	1,082
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	7,955	9,278
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	2,710	2,226
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	220	198
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,120	892
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	5,019	6,629
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	2,870	2,270
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	8,000	9,248
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	3,182	4,311
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	1,909	2,334
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,270	1,020
117

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	1,430	1,140
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	1,800	2,136
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	1,900	2,784
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	3,182	6,070
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	5,791	7,414
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	1,591	2,154
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	13,459	16,205
						1,199,599
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	3,182	3,764
	Auckland Council	0.125%	9/26/29	EUR	986	1,119
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	3,390	2,480
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	8,450	5,882
	New Zealand	5.500%	4/15/23	NZD	14,319	10,834
	New Zealand	0.500%	5/15/24	NZD	76,273	52,584
	New Zealand	2.750%	4/15/25	NZD	52,582	38,305
	New Zealand	0.500%	5/15/26	NZD	20,882	13,794
	New Zealand	4.500%	4/15/27	NZD	19,654	15,616
	New Zealand	0.250%	5/15/28	NZD	23,248	14,481
	New Zealand	3.000%	4/20/29	NZD	36,005	26,720
	New Zealand	1.500%	5/15/31	NZD	27,137	17,703
	New Zealand	2.000%	5/15/32	NZD	5,000	3,384
	New Zealand	3.500%	4/14/33	NZD	31,727	24,690
	New Zealand	2.750%	4/15/37	NZD	24,484	17,515
	New Zealand	1.750%	5/15/41	NZD	12,744	7,625
	New Zealand	2.750%	5/15/51	NZD	7,500	5,135
	New Zealand Local Government Funding Agency Bond	5.500%	4/15/23	NZD	1,591	1,197
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	3,564	2,539
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	2,863	2,056
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	3,182	2,154
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	637	493
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	6,363	4,100
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	4,605	3,395
						277,565
Norway (0.2%)
[2]	Kingdom of Norway	2.000%	5/24/23	NOK	125,020	14,997
[2]	Kingdom of Norway	3.000%	3/14/24	NOK	180,602	22,173
[2]	Kingdom of Norway	1.750%	3/13/25	NOK	55,683	6,646
[2]	Kingdom of Norway	1.500%	2/19/26	NOK	41,364	4,881
[2]	Kingdom of Norway	1.750%	2/17/27	NOK	48,683	5,803
[2]	Kingdom of Norway	2.000%	4/26/28	NOK	63,637	7,698
[2]	Kingdom of Norway	1.750%	9/6/29	NOK	213,562	25,414
[2]	Kingdom of Norway	1.375%	8/19/30	NOK	190,039	21,930
[2]	Kingdom of Norway	1.250%	9/17/31	NOK	53,525	6,084
	Kommunalbanken A/S	4.500%	4/17/23	AUD	2,529	2,002
	Kommunalbanken A/S	2.700%	9/5/23	AUD	156	121
	Kommunalbanken A/S	1.500%	12/15/23	GBP	4,773	6,601
	Kommunalbanken A/S	5.250%	7/15/24	AUD	1,996	1,649
118

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kommunalbanken A/S	4.250%	7/16/25	AUD	154	126
Kommunalbanken A/S	0.250%	12/15/25	GBP	5,000	6,606
Kommunalbanken A/S	0.625%	4/20/26	EUR	2,545	3,017
Kommunalbanken A/S	3.000%	12/9/26	AUD	2,864	2,250
Kommunalbanken A/S	0.875%	5/24/27	EUR	9,132	10,987
Kommunalbanken A/S	3.400%	7/24/28	AUD	2,546	2,039
Kommunalbanken A/S	0.050%	10/24/29	EUR	2,991	3,390
					154,414
Peru (0.1%)
Republic of Peru	5.700%	8/12/24	PEN	10,000	2,577
Republic of Peru	2.750%	1/30/26	EUR	4,455	5,674
Republic of Peru	8.200%	8/12/26	PEN	12,500	3,555
Republic of Peru	6.350%	8/12/28	PEN	52,000	13,785
Republic of Peru	5.940%	2/12/29	PEN	37,875	9,777
Republic of Peru	3.750%	3/1/30	EUR	637	868
Republic of Peru	6.950%	8/12/31	PEN	41,500	11,215
Republic of Peru	6.150%	8/12/32	PEN	25,724	6,506
Republic of Peru	1.250%	3/11/33	EUR	3,144	3,495
Republic of Peru	5.400%	8/12/34	PEN	23,307	5,322
Republic of Peru	6.900%	8/12/37	PEN	49,900	12,489
Republic of Peru	5.350%	8/12/40	PEN	25,001	5,270
Republic of Peru	6.850%	2/12/42	PEN	7,500	1,841
					82,374
Philippines (0.0%)
Republic of Philippines	0.250%	4/28/25	EUR	1,769	2,034
Republic of Philippines	0.875%	5/17/27	EUR	2,501	2,921
Republic of Philippines	0.700%	2/3/29	EUR	1,622	1,851
Republic of Philippines	1.200%	4/28/33	EUR	2,588	2,962
					9,768
Poland (0.4%)
Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	1,650	1,991
Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	1,273	1,568
Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	1,632	2,017
Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	286	367
Republic of Poland	4.500%	1/18/22	EUR	2,070	2,416
Republic of Poland	3.750%	1/19/23	EUR	1,464	1,775
Republic of Poland	2.500%	1/25/23	PLN	45,819	11,586
Republic of Poland	4.000%	10/25/23	PLN	81,620	21,251
Republic of Poland	2.500%	4/25/24	PLN	34,981	8,861
Republic of Poland	3.375%	7/9/24	EUR	1,909	2,406
Republic of Poland	2.250%	10/25/24	PLN	15,909	4,003
Republic of Poland	5.250%	1/20/25	EUR	2,354	3,170
Republic of Poland	0.000%	2/10/25	EUR	4,773	5,493
Republic of Poland	0.750%	4/25/25	PLN	164,112	39,198
Republic of Poland	3.250%	7/25/25	PLN	41,683	10,832
Republic of Poland	1.500%	9/9/25	EUR	1,591	1,937
Republic of Poland	1.500%	1/19/26	EUR	15,209	18,580
Republic of Poland	2.500%	7/25/26	PLN	51,386	12,986
Republic of Poland	1.125%	8/7/26	EUR	1,113	1,344
Republic of Poland	0.250%	10/25/26	PLN	200,119	45,167
Republic of Poland	0.875%	5/10/27	EUR	10,437	12,465
Republic of Poland	2.500%	7/25/27	PLN	49,319	12,405
Republic of Poland	1.375%	10/22/27	EUR	1,289	1,588
Republic of Poland	2.750%	4/25/28	PLN	83,775	21,304
119

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	1.000%	10/25/28	EUR	923	1,117
	Republic of Poland	5.750%	4/25/29	PLN	8,225	2,509
	Republic of Poland	2.750%	10/25/29	PLN	90,755	22,916
	Republic of Poland	1.250%	10/25/30	PLN	93,183	20,627
	Republic of Poland	2.375%	1/18/36	EUR	4,236	5,845
	Republic of Poland	4.000%	4/25/47	PLN	20,350	5,740
						303,464
Portugal (0.6%)
[2]	Portugal Obrigacoes do Tesouro OT	4.950%	10/25/23	EUR	37,645	48,279
[2]	Portugal Obrigacoes do Tesouro OT	5.650%	2/15/24	EUR	25,455	33,561
[2]	Portugal Obrigacoes do Tesouro OT	2.875%	7/21/26	EUR	21,753	28,776
[2]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	10,503	14,932
[2]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	63,913	76,808
[2]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	36,314	47,446
[2]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	12,727	19,027
[2]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	23,864	27,839
[2]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	25,000	28,288
[2]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	22,273	30,583
[2]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	30,104	35,383
[2]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	5,314	9,096
[2]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	14,001	26,474
						426,492
Romania (0.2%)
	Romania	3.625%	4/24/24	EUR	1,655	2,069
	Romania	2.750%	10/29/25	EUR	5,373	6,750
	Romania	2.750%	2/26/26	EUR	10,000	12,494
[2]	Romania	2.750%	2/26/26	EUR	1,184	1,479
[2]	Romania	2.000%	12/8/26	EUR	1,162	1,417
	Romania	2.375%	4/19/27	EUR	7,159	8,833
	Romania	2.875%	5/26/28	EUR	10,667	13,423
[2]	Romania	1.375%	12/2/29	EUR	1,028	1,146
	Romania	2.500%	2/8/30	EUR	2,227	2,635
[2]	Romania	3.624%	5/26/30	EUR	993	1,266
	Romania	3.624%	5/26/30	EUR	5,259	6,707
[2]	Romania	1.750%	7/13/30	EUR	3,150	3,487
	Romania	2.124%	7/16/31	EUR	971	1,099
[2]	Romania	2.124%	7/16/31	EUR	1,371	1,552
	Romania	2.000%	1/28/32	EUR	4,000	4,405
[2]	Romania	2.000%	1/28/32	EUR	1,432	1,577
[2]	Romania	2.000%	4/14/33	EUR	2,416	2,617
	Romania	3.875%	10/29/35	EUR	2,545	3,200
	Romania	3.375%	2/8/38	EUR	2,500	2,937
	Romania	4.125%	3/11/39	EUR	2,955	3,739
[2]	Romania	2.625%	12/2/40	EUR	637	673
[2]	Romania	2.750%	4/14/41	EUR	3,147	3,353
	Romania	2.750%	4/14/41	EUR	2,765	2,940
[2]	Romania	2.875%	4/13/42	EUR	2,110	2,251
[2]	Romania	4.625%	4/3/49	EUR	2,700	3,611
	Romania	4.625%	4/3/49	EUR	3,182	4,255
[2]	Romania	3.375%	1/28/50	EUR	3,182	3,594
						103,509
Russia (0.5%)
	Russian Federation	7.400%	12/7/22	RUB	237,048	3,319
	Russian Federation	7.000%	1/25/23	RUB	485,232	6,749
120

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Russian Federation	7.000%	8/16/23	RUB	976,828	13,526
	Russian Federation	6.500%	2/28/24	RUB	821,554	11,163
	Russian Federation	7.400%	7/17/24	RUB	2,134,666	29,475
	Russian Federation	7.100%	10/16/24	RUB	95,456	1,306
	Russian Federation	4.500%	7/16/25	RUB	600,000	7,457
	Russian Federation	7.150%	11/12/25	RUB	763,645	10,359
[2]	Russian Federation	2.875%	12/4/25	EUR	3,900	4,923
	Russian Federation	7.750%	9/16/26	RUB	2,020,000	27,967
	Russian Federation	7.950%	10/7/26	RUB	2,747,735	38,342
	Russian Federation	8.150%	2/3/27	RUB	1,417,356	19,973
	Russian Federation	6.000%	10/6/27	RUB	1,740,915	22,089
	Russian Federation	7.050%	1/19/28	RUB	843,191	11,258
	Russian Federation	6.900%	5/23/29	RUB	922,418	12,164
	Russian Federation	7.650%	4/10/30	RUB	1,469,251	20,206
	Russian Federation	5.900%	3/12/31	RUB	1,000,000	12,131
	Russian Federation	1.850%	11/20/32	EUR	3,200	3,680
	Russian Federation	7.700%	3/23/33	RUB	1,585,460	21,899
	Russian Federation	7.250%	5/10/34	RUB	2,214,943	29,434
	Russian Federation	6.100%	7/18/35	RUB	2,382,317	28,349
	Russian Federation	7.700%	3/16/39	RUB	603,602	8,296
						344,065
Saudi Arabia (0.0%)
[2]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	11,501	13,289
[2]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	3,182	3,756
[2]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	4,859	5,519
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	4,646	5,613
						28,177
Singapore (0.5%)
	Housing & Development Board	2.505%	6/27/24	SGD	750	576
	Housing & Development Board	3.100%	7/24/24	SGD	3,000	2,339
	Housing & Development Board	2.495%	3/11/26	SGD	750	580
	Housing & Development Board	2.035%	9/16/26	SGD	3,250	2,460
	Housing & Development Board	2.675%	1/22/29	SGD	1,500	1,171
	Housing & Development Board	2.598%	10/30/29	SGD	2,000	1,556
	Housing & Development Board	3.080%	5/31/30	SGD	4,750	3,832
	Housing & Development Board	2.545%	7/4/31	SGD	1,000	774
	Republic of Singapore	1.750%	2/1/23	SGD	31,819	23,928
	Republic of Singapore	2.750%	7/1/23	SGD	26,288	20,144
	Republic of Singapore	2.000%	2/1/24	SGD	36,088	27,426
	Republic of Singapore	3.000%	9/1/24	SGD	23,251	18,188
	Republic of Singapore	2.375%	6/1/25	SGD	15,909	12,304
	Republic of Singapore	0.500%	11/1/25	SGD	26,000	18,754
	Republic of Singapore	2.125%	6/1/26	SGD	21,540	16,518
	Republic of Singapore	1.250%	11/1/26	SGD	6,500	4,769
	Republic of Singapore	3.500%	3/1/27	SGD	32,128	26,199
	Republic of Singapore	2.625%	5/1/28	SGD	24,824	19,437
	Republic of Singapore	2.875%	7/1/29	SGD	21,805	17,407
	Republic of Singapore	2.875%	9/1/30	SGD	28,829	23,135
	Republic of Singapore	3.375%	9/1/33	SGD	23,182	19,802
	Republic of Singapore	2.250%	8/1/36	SGD	24,875	18,770
	Republic of Singapore	2.375%	7/1/39	SGD	12,600	9,666
	Republic of Singapore	2.750%	4/1/42	SGD	11,836	9,629
	Republic of Singapore	2.750%	3/1/46	SGD	23,799	19,419
	Republic of Singapore	1.875%	3/1/50	SGD	18,097	12,637
121

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Singapore	1.875%	10/1/51	SGD	1,000	702
						332,122
Slovakia (0.2%)
	Slovak Republic	0.000%	11/13/23	EUR	19,982	23,343
	Slovak Republic	0.000%	6/17/24	EUR	8,993	10,520
	Slovak Republic	0.250%	5/14/25	EUR	12,476	14,697
	Slovak Republic	0.625%	5/22/26	EUR	4,137	4,984
	Slovak Republic	1.375%	1/21/27	EUR	6,745	8,464
	Slovak Republic	1.000%	6/12/28	EUR	10,745	13,293
	Slovak Republic	0.750%	4/9/30	EUR	9,035	10,992
	Slovak Republic	1.000%	10/9/30	EUR	10,446	12,957
	Slovak Republic	1.000%	5/14/32	EUR	17,601	21,954
	Slovak Republic	1.875%	3/9/37	EUR	3,230	4,447
	Slovak Republic	2.000%	10/17/47	EUR	5,019	7,417
	Slovak Republic	2.250%	6/12/68	EUR	795	1,342
						134,410
Slovenia (0.1%)
	Republic of Slovenia	4.625%	9/9/24	EUR	1,273	1,687
	Republic of Slovenia	2.125%	7/28/25	EUR	1,591	2,006
	Republic of Slovenia	5.125%	3/30/26	EUR	2,545	3,641
	Republic of Slovenia	1.250%	3/22/27	EUR	4,455	5,518
	Republic of Slovenia	1.000%	3/6/28	EUR	11,137	13,623
	Republic of Slovenia	1.188%	3/14/29	EUR	3,182	3,941
	Republic of Slovenia	0.275%	1/14/30	EUR	4,773	5,524
	Republic of Slovenia	0.000%	2/12/31	EUR	16,353	18,204
	Republic of Slovenia	1.500%	3/25/35	EUR	3,819	4,925
	Republic of Slovenia	1.750%	11/3/40	EUR	5,682	7,774
	Republic of Slovenia	3.125%	8/7/45	EUR	3,182	5,546
	Republic of Slovenia	0.488%	10/20/50	EUR	5,986	6,258
						78,647
South Africa (0.0%)
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	3,000	3,407
South Korea (2.7%)
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	319	374
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	3,182	3,718
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	130	105
	Korea Development Bank	0.625%	7/17/23	EUR	4,287	5,022
	Korea Gas Corp.	0.000%	11/28/23	CHF	1,275	1,396
[2]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	1,527	1,795
[2]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	1,591	1,834
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	25,527	29,429
[2]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	4,613	5,308
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	36,250	41,522
	Korea Treasury Bond	1.750%	9/10/26	KRW	10,000,000	8,326
	Korea Treasury Bond	2.375%	12/10/31	KRW	10,000,000	8,436
	Korea Treasury Bond	1.875%	9/10/41	KRW	3,000,000	2,331
	Republic of Korea	1.250%	12/10/22	KRW	100,000,000	85,216
	Republic of Korea	0.750%	3/10/23	KRW	50,000,000	42,252
	Republic of Korea	2.375%	3/10/23	KRW	20,000,000	17,272
	Republic of Korea	1.000%	6/10/23	KRW	100,000,000	84,579
	Republic of Korea	3.375%	9/10/23	KRW	55,000,000	48,413
	Republic of Korea	0.875%	12/10/23	KRW	123,000,000	103,138
	Republic of Korea	1.875%	3/10/24	KRW	65,000,000	55,552
	Republic of Korea	1.125%	6/10/24	KRW	50,000,000	41,818
122

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Korea	1.375%	9/10/24	KRW	60,000,000	50,314
Republic of Korea	3.000%	9/10/24	KRW	15,000,000	13,153
Republic of Korea	1.500%	3/10/25	KRW	110,000,000	92,038
Republic of Korea	2.250%	6/10/25	KRW	15,000,000	12,846
Republic of Korea	1.125%	9/10/25	KRW	60,000,000	49,202
Republic of Korea	0.000%	9/16/25	EUR	3,943	4,558
Republic of Korea	2.250%	12/10/25	KRW	20,000,000	17,088
Republic of Korea	1.250%	3/10/26	KRW	90,000,000	73,664
Republic of Korea	1.875%	6/10/26	KRW	55,000,000	46,146
Republic of Korea	1.500%	12/10/26	KRW	10,000,000	8,206
Republic of Korea	2.125%	6/10/27	KRW	60,000,000	50,603
Republic of Korea	2.375%	12/10/27	KRW	25,000,000	21,314
Republic of Korea	5.500%	3/10/28	KRW	25,000,000	25,219
Republic of Korea	2.625%	6/10/28	KRW	15,000,000	12,977
Republic of Korea	2.375%	12/10/28	KRW	30,000,000	25,549
Republic of Korea	1.875%	6/10/29	KRW	30,000,000	24,666
Republic of Korea	1.375%	12/10/29	KRW	55,000,000	43,386
Republic of Korea	5.500%	12/10/29	KRW	13,000,000	13,610
Republic of Korea	1.375%	6/10/30	KRW	65,000,000	51,032
Republic of Korea	1.500%	12/10/30	KRW	40,000,000	31,604
Republic of Korea	4.750%	12/10/30	KRW	20,000,000	20,318
Republic of Korea	2.000%	6/10/31	KRW	87,709,350	72,210
Republic of Korea	4.000%	12/10/31	KRW	20,000,000	19,483
Republic of Korea	3.750%	12/10/33	KRW	25,000,000	24,288
Republic of Korea	2.625%	9/10/35	KRW	20,000,000	17,443
Republic of Korea	1.500%	9/10/36	KRW	30,000,000	22,603
Republic of Korea	2.250%	9/10/37	KRW	30,000,000	24,950
Republic of Korea	2.375%	9/10/38	KRW	11,000,000	9,299
Republic of Korea	1.125%	9/10/39	KRW	27,000,000	18,667
Republic of Korea	1.500%	9/10/40	KRW	51,000,000	37,339
Republic of Korea	3.000%	12/10/42	KRW	35,000,000	32,589
Republic of Korea	2.750%	12/10/44	KRW	45,000,000	40,410
Republic of Korea	2.000%	3/10/46	KRW	30,000,000	23,475
Republic of Korea	2.125%	3/10/47	KRW	55,000,000	44,025
Republic of Korea	2.625%	3/10/48	KRW	54,950,000	48,006
Republic of Korea	2.000%	3/10/49	KRW	64,000,000	49,781
Republic of Korea	1.500%	3/10/50	KRW	100,000,000	68,120
Republic of Korea	1.875%	3/10/51	KRW	64,020,590	48,253
Republic of Korea	1.500%	9/10/66	KRW	3,000,000	1,906
Republic of Korea	2.000%	9/10/68	KRW	4,000,000	2,996
Republic of Korea	1.625%	9/10/70	KRW	21,968,000	14,399
					1,895,571
Spain (4.6%)
Adif Alta Velocidad	3.500%	5/27/24	EUR	3,900	4,930
Adif Alta Velocidad	1.875%	1/28/25	EUR	4,900	6,040
Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	15,000	16,938
Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	2,848	3,479
Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	6,841	8,773
Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	547	654
Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	4,455	5,489
Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	6,769	9,399
Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	5,409	6,920
Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	4,336	5,479
Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	6,363	7,973
Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	1,591	2,067
123

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	1,255	1,439
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	15,000	16,950
	Basque Government	0.850%	4/30/30	EUR	6,363	7,593
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.500%	3/17/23	EUR	9,600	11,232
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	11,000	13,029
	Instituto de Credito Oficial	0.750%	10/31/23	EUR	955	1,129
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	12,400	14,363
[2]	Kingdom of Spain	5.400%	1/31/23	EUR	44,731	55,529
	Kingdom of Spain	0.000%	4/30/23	EUR	65,252	76,029
	Kingdom of Spain	0.350%	7/30/23	EUR	18,564	21,771
[2]	Kingdom of Spain	4.400%	10/31/23	EUR	25,613	32,500
	Kingdom of Spain	0.000%	5/31/24	EUR	497,786	579,583
[2]	Kingdom of Spain	0.250%	7/30/24	EUR	65,452	76,813
[2]	Kingdom of Spain	1.600%	4/30/25	EUR	28,246	34,753
	Kingdom of Spain	0.000%	1/31/26	EUR	216,507	251,386
[2]	Kingdom of Spain	1.950%	4/30/26	EUR	32,658	41,203
	Kingdom of Spain	0.000%	1/31/27	EUR	69,706	80,338
[2]	Kingdom of Spain	1.500%	4/30/27	EUR	11,987	14,972
[2]	Kingdom of Spain	0.800%	7/30/27	EUR	79,546	95,644
	Kingdom of Spain	0.000%	1/31/28	EUR	245,631	280,842
[2]	Kingdom of Spain	1.400%	4/30/28	EUR	38,850	48,430
[2]	Kingdom of Spain	1.400%	7/30/28	EUR	75,271	94,025
[2]	Kingdom of Spain	5.150%	10/31/28	EUR	66,211	102,740
	Kingdom of Spain	6.000%	1/31/29	EUR	3,843	6,286
[2]	Kingdom of Spain	1.450%	4/30/29	EUR	41,420	51,997
[2]	Kingdom of Spain	1.250%	10/31/30	EUR	119,986	148,281
[2]	Kingdom of Spain	0.100%	4/30/31	EUR	40,000	44,356
[2]	Kingdom of Spain	0.500%	10/31/31	EUR	220,537	251,865
[2]	Kingdom of Spain	2.350%	7/30/33	EUR	31,868	43,696
[2]	Kingdom of Spain	1.850%	7/30/35	EUR	20,091	26,326
[2]	Kingdom of Spain	4.200%	1/31/37	EUR	37,263	63,853
[2]	Kingdom of Spain	0.850%	7/30/37	EUR	103,406	117,524
[2]	Kingdom of Spain	1.200%	10/31/40	EUR	69,966	82,782
[2]	Kingdom of Spain	4.700%	7/30/41	EUR	58,037	111,403
[2]	Kingdom of Spain	1.000%	7/30/42	EUR	5,094	5,785
[2]	Kingdom of Spain	5.150%	10/31/44	EUR	22,677	47,905
[2]	Kingdom of Spain	2.900%	10/31/46	EUR	48,163	76,497
[2]	Kingdom of Spain	2.700%	10/31/48	EUR	21,416	33,230
[2]	Kingdom of Spain	1.000%	10/31/50	EUR	64,351	68,569
[2]	Kingdom of Spain	3.450%	7/30/66	EUR	23,227	42,062
[2]	Kingdom of Spain	1.450%	10/31/71	EUR	38,649	40,925
						3,293,776
Supranational (3.9%)
	African Development Bank	0.250%	1/24/24	EUR	2,578	3,012
	African Development Bank	4.750%	3/6/24	AUD	2,100	1,702
	African Development Bank	0.250%	11/21/24	EUR	7,191	8,403
	African Development Bank	0.875%	12/16/24	GBP	2,000	2,723
	African Development Bank	4.000%	1/10/25	AUD	4,560	3,681
	African Development Bank	4.500%	6/2/26	AUD	1,982	1,662
	African Development Bank	0.500%	6/22/26	GBP	14,300	19,047
	African Development Bank	0.125%	10/7/26	EUR	1,273	1,481
	African Development Bank	3.300%	7/27/27	AUD	319	254
	African Development Bank	0.500%	3/21/29	EUR	13,888	16,397
124

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Asian Development Bank	1.000%	12/15/22	GBP	764	1,050
	Asian Development Bank	2.650%	1/11/23	AUD	230	177
	Asian Development Bank	3.000%	1/17/23	NZD	3,182	2,313
	Asian Development Bank	0.200%	5/25/23	EUR	4,502	5,249
	Asian Development Bank	4.500%	9/5/23	AUD	190	152
	Asian Development Bank	2.450%	1/17/24	AUD	575	443
	Asian Development Bank	3.500%	5/30/24	NZD	6,363	4,684
	Asian Development Bank	3.750%	3/12/25	AUD	3,575	2,873
	Asian Development Bank	0.750%	2/10/26	CAD	3,000	2,340
	Asian Development Bank	0.625%	9/15/26	GBP	2,354	3,156
	Asian Development Bank	3.000%	10/14/26	AUD	585	462
	Asian Development Bank	0.125%	12/15/26	GBP	5,091	6,631
	Asian Development Bank	4.650%	2/16/27	CAD	888	820
	Asian Development Bank	3.400%	9/10/27	AUD	860	694
	Asian Development Bank	0.250%	10/28/27	GBP	4,295	5,577
	Asian Development Bank	0.750%	12/7/27	GBP	8,530	11,386
	Asian Development Bank	1.500%	5/4/28	CAD	2,600	2,060
	Asian Development Bank	3.300%	8/8/28	AUD	830	666
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	3,566
	Asian Development Bank	0.000%	10/24/29	EUR	4,837	5,504
	Asian Development Bank	0.025%	1/31/30	EUR	9,764	11,119
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	5,000	3,612
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	1,591	1,865
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	4,773	5,643
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	2,770	3,065
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	509	393
	Council of Europe Development Bank	0.125%	5/25/23	EUR	5,003	5,832
	Council of Europe Development Bank	1.000%	10/21/24	CAD	750	597
	Council of Europe Development Bank	0.750%	6/9/25	EUR	22,220	26,505
	Council of Europe Development Bank	0.375%	6/8/26	EUR	37,594	44,379
	Council of Europe Development Bank	0.000%	4/9/27	EUR	2,956	3,424
	EUROFIMA	3.000%	5/22/24	CHF	1,590	1,887
	EUROFIMA	3.900%	12/19/25	AUD	320	260
	EUROFIMA	3.000%	5/15/26	CHF	2,070	2,588
	EUROFIMA	2.600%	1/13/27	AUD	7,900	6,047
	EUROFIMA	4.550%	3/30/27	CAD	860	778
	EUROFIMA	3.350%	5/21/29	AUD	1,380	1,096
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	3,182	4,384
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	3,182	3,697
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	319	568
[5]	European Financial Stability Facility	0.000%	11/17/22	EUR	20,682	24,040
[5]	European Financial Stability Facility	0.500%	1/20/23	EUR	12,091	14,151
[5]	European Financial Stability Facility	0.000%	4/24/23	EUR	17,795	20,715
[5]	European Financial Stability Facility	1.875%	5/23/23	EUR	11,455	13,720
[5]	European Financial Stability Facility	0.000%	7/17/23	EUR	4,137	4,816
[5]	European Financial Stability Facility	0.125%	10/17/23	EUR	4,868	5,680
[5]	European Financial Stability Facility	0.200%	1/17/24	EUR	604	706
[5]	European Financial Stability Facility	2.125%	2/19/24	EUR	6,205	7,579
[5]	European Financial Stability Facility	0.000%	4/19/24	EUR	106,892	124,488
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	5,409	6,590
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	27,788	32,776
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	5,091	5,968
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	9,545	11,314
125

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	European Financial Stability Facility	0.000%	10/15/25	EUR	22,000	25,605
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	26,231	31,063
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	12,893	15,577
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	7,955	9,686
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	15,000	17,385
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	6,363	7,802
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	1,862	2,148
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	1,751	2,460
[5]	European Financial Stability Facility	0.000%	1/20/31	EUR	21,200	24,211
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	6,363	10,152
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	1,655	2,564
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	25,929	32,023
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	10,118	16,959
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	6,591	8,988
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	5,381	7,779
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	6,328	10,288
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	13,613	18,186
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	5,843	8,174
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	14,461	22,269
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	16,366	20,206
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	4,530	4,673
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	6,613	10,484
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	9,793	16,754
	European Investment Bank	2.700%	1/12/23	AUD	986	759
[2]	European Investment Bank	2.375%	1/18/23	CAD	891	731
	European Investment Bank	2.375%	1/18/23	CAD	3,100	2,544
	European Investment Bank	1.625%	3/15/23	EUR	17,866	21,245
	European Investment Bank	2.375%	7/6/23	CAD	2,642	2,178
	European Investment Bank	0.000%	10/16/23	EUR	9,545	11,112
	European Investment Bank	0.500%	11/15/23	EUR	6,363	7,489
	European Investment Bank	0.050%	12/15/23	EUR	17,501	20,398
	European Investment Bank	0.875%	12/15/23	GBP	3,516	4,813
	European Investment Bank	2.125%	1/15/24	EUR	5,409	6,592
	European Investment Bank	0.000%	3/15/24	EUR	43,273	50,404
	European Investment Bank	0.050%	5/24/24	EUR	26,363	30,737
	European Investment Bank	0.200%	7/15/24	EUR	12,727	14,907
	European Investment Bank	1.750%	7/30/24	CAD	4,455	3,641
	European Investment Bank	4.750%	8/7/24	AUD	1,035	848
	European Investment Bank	0.875%	9/13/24	EUR	10,501	12,537
	European Investment Bank	0.750%	11/15/24	GBP	319	433
	European Investment Bank	1.625%	2/4/25	CHF	800	931
	European Investment Bank	0.000%	3/25/25	EUR	10,955	12,755
	European Investment Bank	0.125%	4/15/25	EUR	9,545	11,162
	European Investment Bank	5.500%	4/15/25	GBP	1,182	1,862
	European Investment Bank	0.375%	7/16/25	EUR	7,350	8,678
	European Investment Bank	2.750%	9/15/25	EUR	12,727	16,421
	European Investment Bank	4.500%	10/15/25	EUR	4,773	6,552
	European Investment Bank	2.900%	10/17/25	AUD	955	751
	European Investment Bank	0.000%	3/13/26	EUR	3,182	3,704
	European Investment Bank	0.375%	4/14/26	EUR	8,907	10,540
	European Investment Bank	3.100%	8/17/26	AUD	11,204	8,900
	European Investment Bank	2.750%	8/25/26	PLN	3,182	805
	European Investment Bank	1.000%	9/21/26	GBP	1,018	1,389
	European Investment Bank	0.100%	10/15/26	EUR	4,932	5,768
	European Investment Bank	1.250%	11/13/26	EUR	1,909	2,358
126

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.125%	12/14/26	GBP	15,000	19,503
European Investment Bank	0.500%	1/15/27	EUR	17,087	20,389
European Investment Bank	3.500%	4/15/27	EUR	1,591	2,203
European Investment Bank	0.000%	6/17/27	EUR	10,000	11,619
European Investment Bank	3.750%	12/7/27	GBP	1,209	1,906
European Investment Bank	0.875%	1/14/28	EUR	14,795	18,109
European Investment Bank	1.000%	1/28/28	CAD	2,600	1,995
European Investment Bank	3.300%	2/3/28	AUD	716	574
European Investment Bank	0.000%	3/28/28	EUR	37,338	43,299
European Investment Bank	1.375%	5/12/28	SEK	23,870	2,894
European Investment Bank	0.000%	5/15/28	EUR	3,182	3,688
European Investment Bank	0.000%	12/7/28	GBP	828	1,047
European Investment Bank	6.000%	12/7/28	GBP	5,091	9,247
European Investment Bank	0.625%	1/22/29	EUR	19,545	23,587
European Investment Bank	3.300%	5/25/29	AUD	10,000	8,023
European Investment Bank	0.125%	6/20/29	EUR	3,657	4,256
European Investment Bank	0.250%	9/14/29	EUR	10,700	12,572
European Investment Bank	0.050%	1/16/30	EUR	53,532	61,788
European Investment Bank	4.000%	4/15/30	EUR	2,268	3,496
European Investment Bank	0.000%	9/9/30	EUR	3,059	3,504
European Investment Bank	2.750%	9/13/30	EUR	9,544	13,606
European Investment Bank	0.000%	1/14/31	EUR	33,663	38,510
European Investment Bank	1.000%	3/14/31	EUR	18,673	23,340
European Investment Bank	1.000%	4/14/32	EUR	10,182	12,785
European Investment Bank	1.125%	11/15/32	EUR	6,363	8,087
European Investment Bank	1.125%	4/13/33	EUR	9,545	12,124
European Investment Bank	3.000%	10/14/33	EUR	3,182	4,854
European Investment Bank	0.050%	10/13/34	EUR	12,177	13,598
European Investment Bank	2.625%	3/15/35	EUR	2,259	3,387
European Investment Bank	3.125%	6/30/36	CHF	320	495
European Investment Bank	1.125%	9/15/36	EUR	15,273	19,533
European Investment Bank	3.875%	6/8/37	GBP	1,718	3,188
European Investment Bank	0.500%	11/13/37	EUR	303	360
European Investment Bank	5.000%	4/15/39	GBP	2,231	4,795
European Investment Bank	2.750%	3/15/40	EUR	5,902	9,609
European Investment Bank	0.250%	6/15/40	EUR	7,174	8,052
European Investment Bank	0.010%	5/15/41	EUR	10,000	10,710
European Investment Bank	3.625%	3/14/42	EUR	1,782	3,347
European Investment Bank	1.000%	11/14/42	EUR	3,182	4,128
European Investment Bank	4.500%	3/7/44	GBP	2,705	5,993
European Investment Bank	1.750%	9/15/45	EUR	3,182	4,738
European Investment Bank	0.875%	9/13/47	EUR	3,182	4,050
European Investment Bank	1.500%	11/15/47	EUR	1,591	2,297
European Investment Bank	1.500%	10/16/48	EUR	978	1,431
European Investment Bank	0.050%	1/27/51	EUR	8,945	9,257
European Investment Bank	4.625%	10/12/54	GBP	2,450	6,220
European Stability Mechanism	0.000%	2/10/23	EUR	23,100	26,865
European Stability Mechanism	0.100%	7/31/23	EUR	16,227	18,923
European Stability Mechanism	2.125%	11/20/23	EUR	1,025	1,245
European Stability Mechanism	0.125%	4/22/24	EUR	20,364	23,791
European Stability Mechanism	0.000%	12/16/24	EUR	5,059	5,892
European Stability Mechanism	0.000%	3/14/25	EUR	39,451	45,913
European Stability Mechanism	1.000%	9/23/25	EUR	12,727	15,376
European Stability Mechanism	0.500%	3/2/26	EUR	14,859	17,644
European Stability Mechanism	0.750%	3/15/27	EUR	9,455	11,409
127

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	European Stability Mechanism	0.750%	9/5/28	EUR	9,472	11,499
	European Stability Mechanism	0.500%	3/5/29	EUR	13,363	15,950
	European Stability Mechanism	0.010%	3/4/30	EUR	14,285	16,384
	European Stability Mechanism	1.125%	5/3/32	EUR	1,664	2,104
	European Stability Mechanism	1.200%	5/23/33	EUR	3,819	4,872
	European Stability Mechanism	1.625%	11/17/36	EUR	12,711	17,320
	European Stability Mechanism	1.750%	10/20/45	EUR	3,182	4,766
	European Stability Mechanism	1.800%	11/2/46	EUR	14,991	22,837
	European Stability Mechanism	1.850%	12/1/55	EUR	4,773	7,988
[11]	European Union	0.625%	11/4/23	EUR	8,591	10,133
[11]	European Union	0.500%	4/4/25	EUR	19,091	22,619
	European Union	0.000%	11/4/25	EUR	45,797	53,428
	European Union	0.000%	3/4/26	EUR	30,000	34,978
	European Union	0.000%	7/6/26	EUR	38,500	44,871
[11]	European Union	3.000%	9/4/26	EUR	2,268	3,017
[11]	European Union	2.500%	11/4/27	EUR	6,045	8,054
[11]	European Union	2.875%	4/4/28	EUR	1,591	2,182
	European Union	0.000%	10/4/28	EUR	28,600	33,098
	European Union	0.000%	7/4/29	EUR	6,438	7,425
[11]	European Union	1.375%	10/4/29	EUR	5,091	6,508
	European Union	0.000%	10/4/30	EUR	24,500	28,099
[11]	European Union	0.750%	4/4/31	EUR	10,421	12,740
	European Union	0.000%	4/22/31	EUR	13,900	15,886
	European Union	0.000%	7/4/31	EUR	40,700	46,385
[11]	European Union	1.250%	4/4/33	EUR	7,955	10,211
	European Union	0.000%	7/4/35	EUR	18,044	19,967
[11]	European Union	1.125%	4/4/36	EUR	6,363	8,130
	European Union	0.250%	4/22/36	EUR	9,580	10,897
	European Union	0.200%	6/4/36	EUR	28,141	31,806
	European Union	0.400%	2/4/37	EUR	43,400	50,586
[11]	European Union	3.375%	4/4/38	EUR	2,576	4,381
	European Union	0.100%	10/4/40	EUR	17,111	18,590
	European Union	0.450%	7/4/41	EUR	34,000	39,230
[11]	European Union	3.750%	4/4/42	EUR	3,182	6,039
	European Union	0.450%	5/2/46	EUR	12,619	14,533
	European Union	0.750%	1/4/47	EUR	13,912	17,086
	European Union	0.300%	11/4/50	EUR	20,906	22,971
	European Union	0.700%	7/6/51	EUR	17,500	21,312
	Inter-American Development Bank	1.950%	4/23/24	AUD	1,018	776
	Inter-American Development Bank	4.750%	8/27/24	AUD	6,815	5,586
	Inter-American Development Bank	1.700%	10/10/24	CAD	3,939	3,174
	Inter-American Development Bank	1.375%	12/15/24	GBP	8,751	12,105
	Inter-American Development Bank	0.750%	10/15/25	CAD	1,503	1,175
	Inter-American Development Bank	2.750%	10/30/25	AUD	3,468	2,708
	Inter-American Development Bank	1.250%	12/15/25	GBP	7,795	10,746
	Inter-American Development Bank	4.250%	6/11/26	AUD	414	344
	Inter-American Development Bank	1.000%	6/29/26	CAD	3,300	2,579
	Inter-American Development Bank	0.500%	9/15/26	GBP	3,182	4,237
	Inter-American Development Bank	0.875%	8/27/27	CAD	2,008	1,530
	International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	1,718	1,410
	International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	3,182	2,312
	International Bank for Reconstruction & Development	0.500%	7/24/23	GBP	6,618	8,997
128

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	3,737	3,080
International Bank for Reconstruction & Development	0.500%	10/10/23	SEK	63,640	7,416
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	7,128	5,469
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	3,685	3,013
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	2,442	1,996
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	4,009	3,293
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	6,978	5,487
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	3,309	2,605
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	1,982	1,537
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	1,591	2,095
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	5,251	4,152
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	4,413	5,934
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	14,692	17,003
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	6,363	8,263
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	1,721	1,316
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	3,501	4,193
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	4,773	5,500
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	15,400	20,336
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,050	843
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	575	462
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	7,561	10,193
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	3,635	4,145
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	1,718	2,041
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	1,909	3,740
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	6,045	7,225
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	3,069	3,917
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	6,363	7,475
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	4,100	4,923
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	13,344	13,857
129

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	1,718	1,793
	International Finance Corp.	2.375%	7/19/23	CAD	611	504
	International Finance Corp.	4.250%	8/21/23	AUD	637	507
	International Finance Corp.	1.250%	12/15/23	GBP	4,391	6,065
	International Finance Corp.	1.450%	7/22/24	AUD	1,098	826
	International Finance Corp.	1.375%	9/13/24	CAD	1,071	866
	International Finance Corp.	1.375%	3/7/25	GBP	3,125	4,326
	International Finance Corp.	4.000%	4/3/25	AUD	1,432	1,162
	International Finance Corp.	0.625%	9/16/25	CAD	2,400	1,872
	International Finance Corp.	0.250%	12/15/25	GBP	3,245	4,295
	International Finance Corp.	3.200%	7/22/26	AUD	10,000	7,976
	International Finance Corp.	0.875%	9/15/26	GBP	4,825	6,544
	International Finance Corp.	0.750%	7/22/27	GBP	3,182	4,256
	International Finance Corp.	3.200%	10/18/27	AUD	382	305
	International Finance Corp.	0.750%	5/24/28	AUD	10,000	6,833
	International Finance Corp.	3.150%	6/26/29	AUD	700	557
	Nordic Investment Bank	1.125%	12/15/23	GBP	6,094	8,364
	Nordic Investment Bank	4.750%	2/28/24	AUD	1,668	1,351
	Nordic Investment Bank	0.125%	6/10/24	EUR	7,859	9,162
	Nordic Investment Bank	0.500%	11/3/25	EUR	6,236	7,384
	Nordic Investment Bank	0.125%	12/15/26	GBP	13,212	17,233
						2,797,329
Sweden (0.4%)
	Kingdom of Sweden	0.125%	4/24/23	EUR	9,545	11,122
[2]	Kingdom of Sweden	1.500%	11/13/23	SEK	594,065	71,409
	Kingdom of Sweden	2.500%	5/12/25	SEK	41,140	5,208
	Kingdom of Sweden	1.000%	11/12/26	SEK	110,000	13,369
	Kingdom of Sweden	0.750%	5/12/28	SEK	2,225	268
[2]	Kingdom of Sweden	0.750%	11/12/29	SEK	123,780	14,911
[2]	Kingdom of Sweden	0.125%	5/12/31	SEK	622,330	70,940
	Kingdom of Sweden	2.250%	6/1/32	SEK	55,685	7,739
	Kingdom of Sweden	3.500%	3/30/39	SEK	73,645	12,687
	Kingdom of Sweden	1.375%	6/23/71	SEK	150,000	18,568
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	181,370	21,493
	Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	63,640	7,558
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	125,380	14,908
	Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	95,460	11,240
	Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	190,920	22,600
	Region Stockholm	0.750%	2/26/25	EUR	1,591	1,878
						305,898
Switzerland (0.3%)
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	5,285	6,516
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,130	1,372
	Canton of Geneva Switzerland	0.030%	6/28/30	CHF	13,000	14,001
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	510	627
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	1,590	1,751
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	955	1,108
	Canton of Vaud	2.000%	10/24/33	CHF	2,835	3,731
	Canton of Zurich	0.000%	6/27/25	CHF	3,180	3,498
	Canton of Zurich	1.250%	12/3/32	CHF	955	1,162
	Canton of Zurich	2.000%	7/29/38	CHF	3,180	4,448
	Canton of Zurich	0.250%	7/12/39	CHF	3,980	4,307
	Swiss Confederation	4.000%	2/11/23	CHF	766	887
	Swiss Confederation	1.250%	6/11/24	CHF	6,745	7,699
130

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Swiss Confederation	1.500%	7/24/25	CHF	5,553	6,486
Swiss Confederation	1.250%	5/28/26	CHF	19,800	23,121
Swiss Confederation	3.250%	6/27/27	CHF	2,863	3,746
Swiss Confederation	0.000%	6/22/29	CHF	8,273	9,133
Swiss Confederation	0.500%	5/27/30	CHF	5,409	6,201
Swiss Confederation	2.250%	6/22/31	CHF	5,569	7,423
Swiss Confederation	0.500%	6/27/32	CHF	4,518	5,185
Swiss Confederation	3.500%	4/8/33	CHF	6,554	9,981
Swiss Confederation	0.000%	6/26/34	CHF	19,588	21,291
Swiss Confederation	2.500%	3/8/36	CHF	1,957	2,883
Swiss Confederation	1.250%	6/27/37	CHF	9,625	12,472
Swiss Confederation	0.000%	7/24/39	CHF	5,727	6,210
Swiss Confederation	1.500%	4/30/42	CHF	13,078	18,448
Swiss Confederation	0.500%	6/28/45	CHF	12,955	15,695
Swiss Confederation	4.000%	1/6/49	CHF	2,705	6,109
Swiss Confederation	0.500%	5/24/55	CHF	8,989	11,682
Swiss Confederation	0.500%	5/30/58	CHF	7,054	9,330
Swiss Confederation	2.000%	6/25/64	CHF	1,527	3,174
					229,677
Thailand (0.7%)
Bank of Thailand Bond	0.920%	3/23/23	THB	395,456	11,968
Bank of Thailand Bond	0.650%	9/28/23	THB	50,000	1,506
Kingdom of Thailand	2.000%	12/17/22	THB	231,819	7,098
Kingdom of Thailand	5.500%	3/13/23	THB	41,364	1,329
Kingdom of Thailand	3.625%	6/16/23	THB	237,274	7,495
Kingdom of Thailand	2.400%	12/17/23	THB	605,188	18,891
Kingdom of Thailand	0.750%	6/17/24	THB	1,036,370	31,194
Kingdom of Thailand	1.450%	12/17/24	THB	724,276	22,199
Kingdom of Thailand	0.950%	6/17/25	THB	1,183,599	35,632
Kingdom of Thailand	3.850%	12/12/25	THB	397,731	13,328
Kingdom of Thailand	2.125%	12/17/26	THB	536,790	16,915
Kingdom of Thailand	1.000%	6/17/27	THB	280,000	8,312
Kingdom of Thailand	3.580%	12/17/27	THB	314,049	10,702
Kingdom of Thailand	5.670%	3/13/28	THB	38,183	1,450
Kingdom of Thailand	2.875%	12/17/28	THB	585,885	19,276
Kingdom of Thailand	4.875%	6/22/29	THB	553,642	20,628
Kingdom of Thailand	1.600%	12/17/29	THB	810,572	24,337
Kingdom of Thailand	3.650%	6/20/31	THB	391,367	13,627
Kingdom of Thailand	2.000%	12/17/31	THB	355,479	10,790
Kingdom of Thailand	3.775%	6/25/32	THB	479,823	16,930
Kingdom of Thailand	1.600%	6/17/35	THB	145,456	3,996
Kingdom of Thailand	1.585%	12/17/35	THB	421,869	11,478
Kingdom of Thailand	3.400%	6/17/36	THB	942,210	31,554
Kingdom of Thailand	4.260%	12/12/37	THB	88,137	3,252
Kingdom of Thailand	3.300%	6/17/38	THB	824,161	27,121
Kingdom of Thailand	3.800%	6/14/41	THB	47,728	1,689
Kingdom of Thailand	2.000%	6/17/42	THB	385,456	10,368
Kingdom of Thailand	4.675%	6/29/44	THB	318,957	12,746
Kingdom of Thailand	2.875%	6/17/46	THB	359,398	10,997
Kingdom of Thailand	1.875%	6/17/49	THB	447,149	11,018
Kingdom of Thailand	4.000%	6/17/66	THB	294,459	10,885
Kingdom of Thailand	3.600%	6/17/67	THB	745,349	25,356
Kingdom of Thailand	2.500%	6/17/71	THB	54,737	1,388
					455,455
131

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom (4.6%)
[3]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	136	241
[7]	LCR Finance plc	4.500%	12/7/28	GBP	2,387	3,989
[7]	LCR Finance plc	4.500%	12/7/38	GBP	509	1,026
[7]	LCR Finance plc	5.100%	3/7/51	GBP	2,132	5,503
	Transport for London	2.125%	4/24/25	GBP	1,591	2,238
	Transport for London	3.875%	7/23/42	GBP	156	277
	Transport for London	3.625%	5/15/45	GBP	1,959	3,430
	Transport for London	4.000%	4/7/64	GBP	1,448	3,093
	United Kingdom Gilt	0.125%	1/31/23	GBP	50,000	68,040
	United Kingdom Gilt	0.125%	1/31/24	GBP	348,847	470,988
	United Kingdom Gilt	0.250%	1/31/25	GBP	7,220	9,721
	United Kingdom Gilt	5.000%	3/7/25	GBP	39,998	62,475
	United Kingdom Gilt	0.625%	6/7/25	GBP	2,900	3,956
	United Kingdom Gilt	0.125%	1/30/26	GBP	76,919	102,489
	United Kingdom Gilt	0.375%	10/22/26	GBP	6,321	8,444
	United Kingdom Gilt	1.250%	7/22/27	GBP	25,039	35,046
	United Kingdom Gilt	4.250%	12/7/27	GBP	15,022	24,688
	United Kingdom Gilt	0.125%	1/31/28	GBP	95,966	125,459
	United Kingdom Gilt	0.500%	1/31/29	GBP	20,443	27,115
	United Kingdom Gilt	0.875%	10/22/29	GBP	24,924	33,925
	United Kingdom Gilt	0.375%	10/22/30	GBP	32,477	42,098
	United Kingdom Gilt	4.750%	12/7/30	GBP	103,163	187,120
	United Kingdom Gilt	0.250%	7/31/31	GBP	42,091	53,264
	United Kingdom Gilt	4.250%	6/7/32	GBP	36,128	65,068
	United Kingdom Gilt	4.500%	9/7/34	GBP	29,798	57,217
	United Kingdom Gilt	0.625%	7/31/35	GBP	100,947	128,474
	United Kingdom Gilt	4.250%	3/7/36	GBP	34,045	65,941
	United Kingdom Gilt	1.750%	9/7/37	GBP	104,097	154,350
	United Kingdom Gilt	4.750%	12/7/38	GBP	5,316	11,354
	United Kingdom Gilt	1.125%	1/31/39	GBP	16,844	22,767
	United Kingdom Gilt	4.250%	9/7/39	GBP	21,572	44,242
	United Kingdom Gilt	4.250%	12/7/40	GBP	13,347	27,877
	United Kingdom Gilt	1.250%	10/22/41	GBP	115,103	159,513
	United Kingdom Gilt	4.500%	12/7/42	GBP	30,260	67,147
	United Kingdom Gilt	3.250%	1/22/44	GBP	77,097	148,823
	United Kingdom Gilt	0.875%	1/31/46	GBP	65,293	83,501
	United Kingdom Gilt	4.250%	12/7/46	GBP	33,600	76,735
	United Kingdom Gilt	1.500%	7/22/47	GBP	37,641	55,438
	United Kingdom Gilt	1.750%	1/22/49	GBP	25,551	39,887
	United Kingdom Gilt	4.250%	12/7/49	GBP	23,100	55,292
	United Kingdom Gilt	0.625%	10/22/50	GBP	34,254	40,993
	United Kingdom Gilt	1.250%	7/31/51	GBP	43,348	60,855
	United Kingdom Gilt	3.750%	7/22/52	GBP	24,253	55,836
	United Kingdom Gilt	1.625%	10/22/54	GBP	32,628	50,946
	United Kingdom Gilt	4.250%	12/7/55	GBP	19,341	50,459
	United Kingdom Gilt	1.750%	7/22/57	GBP	44,915	74,308
	United Kingdom Gilt	4.000%	1/22/60	GBP	34,205	91,299
	United Kingdom Gilt	0.500%	10/22/61	GBP	84,229	97,828
	United Kingdom Gilt	2.500%	7/22/65	GBP	44,337	93,860
	United Kingdom Gilt	3.500%	7/22/68	GBP	29,839	80,131
						3,234,766
Total Sovereign Bonds (Cost $58,184,161)						55,561,422
132

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[12]	Vanguard Market Liquidity Fund (Cost $246,423)	0.070%	2,464,233	246,423
Total Investments (98.4%) (Cost $73,217,396)	69,964,856
Other Assets and Liabilities—Net (1.6%)	1,103,504
Net Assets (100.0%)	71,068,360
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Austria.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $9,473,360,000, representing 13.3% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Government of the United Kingdom.
8	Securities with a value of $467,315,000 have been segregated as collateral for open forward currency contracts.
9	Securities with a value of $637,000 have been segregated as initial margin for open futures contracts.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the European Union.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CNY—Chinese renminbi.
COP—Colombia Peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.
133

Total International Bond II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KRW 10-Year Treasury Bond	December 2021	200	20,692	(606)
KRW 3-Year Treasury Bond	December 2021	450	41,513	(617)
				(1,223)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	12/2/21	AUD	84,000	USD	63,101	96	—
UBS AG	11/2/21	AUD	52,000	USD	37,567	1,551	—
Toronto-Dominion Bank	11/2/21	CAD	69,000	USD	54,464	1,289	—
State Street Bank & Trust Co.	12/2/21	CAD	23,000	USD	18,555	29	—
Citibank, N.A.	11/2/21	CHF	12,000	USD	12,873	234	—
Toronto-Dominion Bank	11/3/21	COP	423,000,000	USD	111,839	467	—
BNP Paribas	11/3/21	COP	316,518,916	USD	83,670	364	—
Toronto-Dominion Bank	11/3/21	COP	143,000,000	USD	37,981	—	(16)
Citibank, N.A.	11/3/21	COP	132,518,916	USD	35,301	—	(118)
HSBC Bank USA, N.A.	11/3/21	COP	127,000,000	USD	33,831	—	(113)
JPMorgan Chase Bank, N.A.	11/3/21	COP	75,000,000	USD	19,819	94	—
Toronto-Dominion Bank	12/2/21	COP	16,023,000	USD	4,211	34	—
BNP Paribas	11/2/21	CZK	4,883,000	USD	222,066	—	(2,162)
Morgan Stanley Capital Services Inc.	12/2/21	CZK	220,000	USD	9,914	—	(21)
Goldman Sachs Bank USA	11/2/21	DKK	42,000	USD	6,549	—	(22)
Goldman Sachs Bank USA	11/2/21	EUR	2,467,000	USD	2,865,512	—	(13,547)
BNP Paribas	11/2/21	EUR	2,100,000	USD	2,439,822	—	(12,128)
Deutsche Bank AG	11/2/21	EUR	1,400,000	USD	1,624,541	—	(6,077)
The Bank of New York Mellon Corp.	11/2/21	EUR	1,050,000	USD	1,221,115	—	(7,267)
Bank of America, N.A.	11/2/21	EUR	1,050,000	USD	1,219,540	—	(5,692)
Morgan Stanley Capital Services Inc.	11/2/21	EUR	1,050,000	USD	1,218,427	—	(4,579)
JPMorgan Chase Bank, N.A.	11/2/21	EUR	953,500	USD	1,106,475	—	(4,185)
Commonwealth Bank of Australia	11/2/21	EUR	703,500	USD	817,529	—	(4,250)
134

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	11/2/21	EUR	700,000	USD	814,900	—	(5,669)
HSBC Bank USA, N.A.	11/2/21	EUR	700,000	USD	813,295	—	(4,063)
Toronto-Dominion Bank	11/2/21	EUR	700,000	USD	812,420	—	(3,188)
State Street Bank & Trust Co.	11/2/21	EUR	700,000	USD	812,403	—	(3,171)
Citibank, N.A.	11/2/21	EUR	700,000	USD	811,930	—	(2,698)
UBS AG	11/2/21	EUR	700,000	USD	811,356	—	(2,124)
Royal Bank of Canada	11/2/21	EUR	350,000	USD	406,840	—	(2,224)
State Street Bank & Trust Co.	12/15/21	EUR	35,000	USD	40,538	—	(32)
BNP Paribas	11/2/21	GBP	102,000	USD	137,593	1,999	—
JPMorgan Chase Bank, N.A.	11/2/21	GBP	23,000	USD	31,188	289	—
Citibank, N.A.	11/2/21	GBP	5,000	USD	6,742	101	—
Toronto-Dominion Bank	11/3/21	HUF	35,253,000	USD	114,014	—	(772)
Bank of America, N.A.	12/2/21	HUF	1,570,000	USD	5,047	—	(11)
Standard Chartered Bank	11/2/21	IDR	8,839,091,000	USD	623,789	—	(9)
BNP Paribas	12/2/21	ILS	16,000	USD	5,069	—	(12)
UBS AG	11/2/21	JPY	74,250,000	USD	652,383	—	(916)
Barclays Bank plc	11/2/21	JPY	37,000,000	USD	324,786	—	(149)
BNP Paribas	11/2/21	JPY	3,380,000	USD	30,312	—	(656)
State Street Bank & Trust Co.	12/2/21	JPY	1,631,000	USD	14,307	7	—
Commonwealth Bank of Australia	11/2/21	JPY	900,000	USD	8,068	—	(171)
Citibank, N.A.	11/2/21	JPY	900,000	USD	8,068	—	(171)
JPMorgan Chase Bank, N.A.	11/2/21	KRW	1,504,494,225	USD	1,285,977	1,441	—
BNP Paribas	11/2/21	KRW	1,205,950,930	USD	1,030,234	1,718	—
Standard Chartered Bank	11/2/21	KRW	489,230,510	USD	418,379	264	—
UBS AG	11/2/21	KRW	388,202,240	USD	332,408	—	(217)
BNP Paribas	11/2/21	KRW	373,908,545	USD	320,378	—	(420)
UBS AG	11/2/21	KRW	291,738,200	USD	249,434	211	—
HSBC Bank plc	11/2/21	KRW	148,302,420	USD	127,287	—	(383)
State Street Bank & Trust Co.	12/2/21	MXN	108,000	USD	5,234	—	(14)
BNP Paribas	11/2/21	MYR	2,134,850	USD	515,268	223	—
Citibank, N.A.	12/2/21	NZD	18,000	USD	12,877	16	—
Toronto-Dominion Bank	11/3/21	PEN	302,297	USD	75,821	—	(73)
Toronto-Dominion Bank	11/3/21	PEN	302,297	USD	75,744	2	—
BNP Paribas	11/3/21	PLN	1,259,000	USD	317,540	—	(1,989)
Barclays Bank plc	12/2/21	PLN	39,000	USD	9,784	—	(15)
UBS AG	11/1/21	RUB	40,525,175	USD	577,183	—	(5,691)
Citibank, N.A.	11/1/21	RUB	10,504,825	USD	149,497	—	(1,356)
135

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	12/1/21	RUB	510,000	USD	7,155	—	(5)
Morgan Stanley Capital Services Inc.	12/1/21	RUB	400,000	USD	5,620	—	(13)
Goldman Sachs Bank USA	11/2/21	SEK	44,000	USD	5,030	93	—
State Street Bank & Trust Co.	12/2/21	SGD	9,000	USD	6,673	—	—
BNP Paribas	11/2/21	THB	12,167,633	USD	365,959	723	—
Standard Chartered Bank	11/2/21	THB	3,332,540	USD	100,559	—	(131)
JPMorgan Chase Bank, N.A.	12/2/21	THB	296,000	USD	8,885	33	—
State Street Bank & Trust Co.	11/2/21	THB	96,351	USD	2,853	51	—
BNP Paribas	11/2/21	USD	991,885	AUD	1,373,000	—	(40,965)
BNP Paribas	12/2/21	USD	830,792	AUD	1,106,000	—	(1,301)
Commonwealth Bank of Australia	12/2/21	USD	800,082	AUD	1,065,103	—	(1,243)
State Street Bank & Trust Co.	12/2/21	USD	635,057	AUD	845,400	—	(975)
Citibank, N.A.	11/2/21	USD	393,004	AUD	544,000	—	(16,225)
Commonwealth Bank of Australia	11/2/21	USD	350,244	AUD	482,000	—	(12,344)
UBS AG	11/2/21	USD	346,409	AUD	479,503	—	(14,302)
State Street Bank & Trust Co.	11/2/21	USD	312,087	AUD	432,000	—	(12,889)
JPMorgan Chase Bank, N.A.	12/2/21	USD	181,790	AUD	242,000	—	(277)
Toronto-Dominion Bank	11/2/21	USD	1,617,329	CAD	2,049,000	—	(38,294)
Toronto-Dominion Bank	12/2/21	USD	1,581,191	CAD	1,960,000	—	(2,512)
The Bank of New York Mellon Corp.	11/2/21	USD	1,240,935	CAD	1,578,102	—	(34,194)
Royal Bank of Canada	12/2/21	USD	850,488	CAD	1,054,102	—	(1,239)
The Bank of New York Mellon Corp.	12/2/21	USD	814,041	CAD	1,008,000	—	(435)
State Street Bank & Trust Co.	11/2/21	USD	553,012	CAD	700,000	—	(12,598)
Royal Bank of Canada	11/2/21	USD	498,854	CAD	632,000	—	(11,812)
State Street Bank & Trust Co.	12/2/21	USD	406,971	CAD	504,000	—	(267)
HSBC Bank USA, N.A.	11/2/21	USD	110,624	CAD	140,000	—	(2,498)
Morgan Stanley Capital Services Inc.	11/2/21	USD	798,392	CHF	744,269	—	(14,527)
Toronto-Dominion Bank	12/2/21	USD	802,013	CHF	732,269	1,555	—
State Street Bank & Trust Co.	12/2/21	USD	594,560	CNY	3,808,158	938	—
Standard Chartered Bank	11/2/21	USD	556,750	CNY	3,617,158	—	(8,415)
136

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	11/2/21	USD	29,454	CNY	191,000	—	(391)
Toronto-Dominion Bank	11/3/21	USD	148,210	COP	566,000,000	—	(2,059)
BNP Paribas	11/3/21	USD	82,569	COP	316,518,916	—	(1,464)
HSBC Bank USA, N.A.	11/3/21	USD	67,116	COP	254,000,000	—	(318)
Toronto-Dominion Bank	12/2/21	USD	37,906	COP	143,000,000	20	—
Toronto-Dominion Bank	12/2/21	USD	37,776	COP	143,000,000	—	(110)
Citibank, N.A.	12/2/21	USD	35,227	COP	132,518,916	117	—
Citibank, N.A.	11/3/21	USD	35,017	COP	132,518,916	—	(166)
HSBC Bank USA, N.A.	12/2/21	USD	33,757	COP	127,000,000	110	—
JPMorgan Chase Bank, N.A.	11/3/21	USD	19,769	COP	75,000,000	—	(141)
BNP Paribas	12/2/21	USD	16,647	COP	63,000,000	—	(44)
BNP Paribas	11/2/21	USD	221,767	CZK	4,883,000	1,864	—
BNP Paribas	12/2/21	USD	221,737	CZK	4,883,000	2,158	—
Barclays Bank plc	12/2/21	USD	387,911	DKK	2,473,155	3,317	—
Toronto-Dominion Bank	11/2/21	USD	197,103	DKK	1,265,155	490	—
Barclays Bank plc	11/2/21	USD	195,183	DKK	1,250,000	926	—
Morgan Stanley Capital Services Inc.	11/2/21	USD	9,066,148	EUR	7,787,000	64,027	—
State Street Bank & Trust Co.	12/2/21	USD	7,218,080	EUR	6,214,895	28,940	—
BNP Paribas	12/2/21	USD	6,916,321	EUR	5,965,000	16,250	—
Toronto-Dominion Bank	11/2/21	USD	6,916,840	EUR	5,950,000	38,376	—
State Street Bank & Trust Co.	11/2/21	USD	5,141,969	EUR	4,423,895	27,747	—
Toronto-Dominion Bank	12/2/21	USD	3,175,037	EUR	2,740,000	5,514	—
The Bank of New York Mellon Corp.	11/2/21	USD	2,850,927	EUR	2,450,000	18,617	—
Royal Bank of Canada	12/2/21	USD	2,841,481	EUR	2,450,000	7,420	—
Goldman Sachs Bank USA	11/2/21	USD	2,455,336	EUR	2,100,000	27,644	—
Goldman Sachs Bank USA	12/2/21	USD	2,440,468	EUR	2,100,000	11,272	—
Deutsche Bank AG	12/2/21	USD	2,132,175	EUR	1,835,000	9,521	—
The Bank of New York Mellon Corp.	12/15/21	USD	2,038,944	EUR	1,750,000	13,635	—
Royal Bank of Canada	11/2/21	USD	2,029,255	EUR	1,750,000	6,177	—
Deutsche Bank AG	11/2/21	USD	1,643,661	EUR	1,410,000	13,636	—
Bank of America, N.A.	11/2/21	USD	1,638,938	EUR	1,400,000	20,474	—
Morgan Stanley Capital Services Inc.	12/2/21	USD	1,627,115	EUR	1,400,000	7,651	—
BNP Paribas	11/2/21	USD	1,627,065	EUR	1,400,000	8,603	—
Barclays Bank plc	12/2/21	USD	1,625,906	EUR	1,400,000	6,443	—
HSBC Bank USA, N.A.	11/2/21	USD	1,221,489	EUR	1,050,000	7,641	—
137

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	11/2/21	USD	1,220,239	EUR	1,050,000	6,392	—
Standard Chartered Bank	11/2/21	USD	1,217,553	EUR	1,050,000	3,706	—
Standard Chartered Bank	12/2/21	USD	1,215,811	EUR	1,050,000	1,213	—
The Bank of New York Mellon Corp.	12/2/21	USD	1,013,399	EUR	870,000	7,018	—
UBS AG	12/2/21	USD	877,826	EUR	757,000	2,159	—
UBS AG	11/2/21	USD	878,794	EUR	752,000	9,447	—
Bank of America, N.A.	12/2/21	USD	816,114	EUR	700,000	6,382	—
Commonwealth Bank of Australia	11/2/21	USD	815,781	EUR	700,000	6,551	—
Commonwealth Bank of Australia	12/2/21	USD	813,942	EUR	700,000	4,210	—
HSBC Bank USA, N.A.	12/2/21	USD	813,759	EUR	700,000	4,027	—
BNP Paribas	12/15/21	USD	813,709	EUR	700,000	3,586	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	813,231	EUR	700,000	3,108	—
Bank of America, N.A.	12/15/21	USD	812,751	EUR	700,000	2,628	—
Citibank, N.A.	12/2/21	USD	812,399	EUR	700,000	2,667	—
JPMorgan Chase Bank, N.A.	11/2/21	USD	502,836	EUR	433,000	2,268	—
Deutsche Bank AG	12/15/21	USD	407,138	EUR	350,000	2,077	—
Goldman Sachs Bank USA	12/15/21	USD	407,069	EUR	350,000	2,007	—
Toronto-Dominion Bank	12/2/21	USD	4,482,006	GBP	3,269,685	7,095	—
Toronto-Dominion Bank	11/2/21	USD	3,866,795	GBP	2,867,685	—	(57,787)
BNP Paribas	11/2/21	USD	1,510,210	GBP	1,120,000	—	(22,571)
State Street Bank & Trust Co.	12/2/21	USD	929,401	GBP	678,000	1,486	—
BNP Paribas	12/2/21	USD	120,668	GBP	88,000	230	—
Goldman Sachs Bank USA	11/2/21	USD	107,908	GBP	80,000	—	(1,576)
JPMorgan Chase Bank, N.A.	12/2/21	USD	32,784	HKD	255,000	7	—
HSBC Bank USA, N.A.	11/2/21	USD	32,746	HKD	255,000	—	(29)
Toronto-Dominion Bank	12/2/21	USD	113,855	HUF	35,253,000	771	—
JPMorgan Chase Bank, N.A.	11/3/21	USD	113,454	HUF	35,253,000	212	—
Standard Chartered Bank	12/2/21	USD	622,033	IDR	8,839,091,000	57	—
Standard Chartered Bank	11/2/21	USD	597,113	IDR	8,564,091,000	—	(7,260)
Standard Chartered Bank	11/2/21	USD	19,499	IDR	275,000,000	92	—
Standard Chartered Bank	12/2/21	USD	1,405	IDR	20,000,000	—	(2)
BNP Paribas	12/2/21	USD	249,875	ILS	789,000	496	—
Deutsche Bank AG	11/2/21	USD	245,450	ILS	789,000	—	(3,891)
Standard Chartered Bank	11/2/21	USD	2,666,883	JPY	297,500,000	56,626	—
BNP Paribas	11/2/21	USD	2,342,282	JPY	261,500,000	47,888	—
138

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
The Bank of New York Mellon Corp.	12/2/21	USD	1,691,806	JPY	192,500,000	2,421	—
BNP Paribas	12/2/21	USD	1,627,167	JPY	185,500,000	—	(786)
National Australia Bank Ltd.	11/2/21	USD	1,380,504	JPY	154,000,000	29,312	—
National Australia Bank Ltd.	12/2/21	USD	1,350,855	JPY	154,000,000	—	(653)
The Bank of New York Mellon Corp.	11/2/21	USD	1,367,441	JPY	153,000,000	25,023	—
JPMorgan Chase Bank, N.A.	11/2/21	USD	1,029,876	JPY	115,000,000	20,869	—
Barclays Bank plc	12/2/21	USD	965,554	JPY	109,846,458	1,538	—
Morgan Stanley Capital Services Inc.	11/2/21	USD	879,537	JPY	98,240,000	17,581	—
BNP Paribas	12/2/21	USD	694,398	JPY	78,900,000	1,970	—
Deutsche Bank AG	11/2/21	USD	679,645	JPY	76,000,000	12,823	—
UBS AG	12/2/21	USD	650,274	JPY	74,000,000	848	—
State Street Bank & Trust Co.	11/2/21	USD	402,115	JPY	45,000,000	7,286	—
Toronto-Dominion Bank	11/2/21	USD	376,501	JPY	42,000,000	7,994	—
Toronto-Dominion Bank	12/2/21	USD	368,415	JPY	42,000,000	—	(178)
HSBC Bank plc	12/2/21	USD	355,303	JPY	40,400,000	751	—
Barclays Bank plc	11/2/21	USD	350,539	JPY	39,000,000	8,354	—
UBS AG	11/2/21	USD	347,273	JPY	38,836,458	6,523	—
Commonwealth Bank of Australia	12/2/21	USD	338,889	JPY	38,500,000	1,012	—
State Street Bank & Trust Co.	12/2/21	USD	338,755	JPY	38,500,000	878	—
Toronto-Dominion Bank	12/2/21	USD	338,206	JPY	38,500,000	329	—
Goldman Sachs Bank USA	12/2/21	USD	338,206	JPY	38,500,000	329	—
Bank of America, N.A.	11/2/21	USD	125,305	JPY	14,000,000	2,469	—
Standard Chartered Bank	12/2/21	USD	14,134	JPY	1,610,000	5	—
BNP Paribas	11/2/21	USD	1,346,145	KRW	1,579,859,475	—	(5,764)
JPMorgan Chase Bank, N.A.	11/2/21	USD	1,276,198	KRW	1,504,494,225	—	(11,222)
BNP Paribas	12/2/21	USD	607,357	KRW	711,445,898	—	(935)
UBS AG	11/2/21	USD	579,873	KRW	679,940,440	—	(1,962)
JPMorgan Chase Bank, N.A.	12/2/21	USD	434,838	KRW	509,185,790	—	(520)
Standard Chartered Bank	11/2/21	USD	416,864	KRW	489,230,510	—	(1,778)
UBS AG	12/2/21	USD	332,092	KRW	388,202,240	176	—
BNP Paribas	12/2/21	USD	177,863	KRW	207,536,150	418	—
Standard Chartered Bank	12/2/21	USD	174,974	KRW	204,689,510	—	(37)
HSBC Bank plc	12/2/21	USD	127,190	KRW	148,302,420	390	—
139

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	11/2/21	USD	126,798	KRW	148,302,420	—	(107)
State Street Bank & Trust Co.	12/2/21	USD	382,867	MXN	7,884,000	1,836	—
State Street Bank & Trust Co.	11/3/21	USD	347,145	MXN	7,175,000	—	(1,201)
UBS AG	11/3/21	USD	19,820	MXN	409,000	—	(37)
BNP Paribas	11/3/21	USD	14,513	MXN	300,000	—	(52)
BNP Paribas	11/2/21	USD	509,709	MYR	2,134,850	—	(5,783)
BNP Paribas	12/2/21	USD	510,225	MYR	2,116,247	—	(79)
Barclays Bank plc	12/2/21	USD	126,463	NOK	1,070,000	—	(168)
Barclays Bank plc	11/2/21	USD	116,251	NOK	1,015,000	—	(3,896)
Morgan Stanley Capital Services Inc.	11/2/21	USD	6,242	NOK	55,000	—	(268)
JPMorgan Chase Bank, N.A.	12/2/21	USD	301,878	NZD	422,000	—	(392)
JPMorgan Chase Bank, N.A.	11/2/21	USD	270,376	NZD	392,000	—	(10,524)
Toronto-Dominion Bank	11/2/21	USD	13,794	NZD	20,000	—	(538)
UBS AG	11/2/21	USD	7,071	NZD	10,000	—	(95)
Toronto-Dominion Bank	11/3/21	USD	148,982	PEN	604,594	—	(2,513)
Toronto-Dominion Bank	12/2/21	USD	75,731	PEN	302,297	66	—
BNP Paribas	12/2/21	USD	317,300	PLN	1,259,000	1,954	—
Deutsche Bank AG	11/3/21	USD	315,733	PLN	1,259,000	182	—
UBS AG	11/1/21	USD	349,199	RUB	25,515,000	—	(10,619)
UBS AG	12/1/21	USD	214,099	RUB	15,010,175	3,677	—
UBS AG	11/1/21	USD	212,853	RUB	15,010,175	1,178	—
Citibank, N.A.	11/1/21	USD	148,964	RUB	10,504,825	824	—
Citibank, N.A.	12/1/21	USD	148,614	RUB	10,504,825	1,351	—
UBS AG	12/2/21	USD	381,966	SEK	3,255,087	2,828	—
Royal Bank of Canada	11/2/21	USD	320,115	SEK	2,800,000	—	(5,926)
Royal Bank of Canada	12/2/21	USD	305,710	SEK	2,625,000	—	(39)
Barclays Bank plc	11/2/21	USD	177,956	SEK	1,564,087	—	(4,172)
UBS AG	11/2/21	USD	177,583	SEK	1,560,000	—	(4,069)
Barclays Bank plc	12/2/21	USD	18,675	SEK	160,000	39	—
Toronto-Dominion Bank	12/2/21	USD	353,693	SGD	476,000	758	—
Morgan Stanley Capital Services Inc.	11/2/21	USD	320,439	SGD	436,000	—	(2,880)
HSBC Bank USA, N.A.	11/2/21	USD	14,753	SGD	20,000	—	(78)
State Street Bank & Trust Co.	11/2/21	USD	14,727	SGD	20,000	—	(104)
BNP Paribas	12/2/21	USD	365,705	THB	12,167,633	—	(877)
BNP Paribas	11/2/21	USD	267,840	THB	9,030,400	—	(4,298)
JPMorgan Chase Bank, N.A.	11/2/21	USD	189,608	THB	6,410,784	—	(3,586)
140

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	12/2/21	USD	100,532	THB	3,332,540	131	—
Standard Chartered Bank	11/2/21	USD	4,612	THB	155,341	—	(70)
						710,941	(507,847)
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $24,985,000 and cash of $23,010,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
141

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $72,970,973)	69,718,433
Affiliated Issuers (Cost $246,423)	246,423
Total Investments in Securities	69,964,856
Investment in Vanguard	2,399
Cash	254
Foreign Currency, at Value (Cost $682,586)	591,999
Receivables for Investment Securities Sold	167,555
Receivables for Accrued Income	339,415
Receivables for Capital Shares Issued	300,401
Unrealized Appreciation—Forward Currency Contracts	710,941
Other Assets	8,743
Total Assets	72,086,563
Liabilities
Payables for Investment Securities Purchased	498,479
Payables to Vanguard	2,746
Variation Margin Payable—Futures Contracts	9,131
Unrealized Depreciation—Forward Currency Contracts	507,847
Total Liabilities	1,018,203
Net Assets	71,068,360
142

Total International Bond II Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	71,894,199
Total Distributable Earnings (Loss)	(825,839)
Net Assets	71,068,360

Investor Shares—Net Assets
Applicable to 133,190,987 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,325,629
Net Asset Value Per Share—Investor Shares	$9.95

Admiral Shares—Net Assets
Applicable to 1,537,400,445 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,595,276
Net Asset Value Per Share—Admiral Shares	$19.90

Institutional Shares—Net Assets
Applicable to 1,325,546,497 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,147,455
Net Asset Value Per Share—Institutional Shares	$29.53

See accompanying Notes, which are an integral part of the Financial Statements.
143

Total International Bond II Index Fund
Statement of Operations

February 17, 2021[1] to October 31, 2021
($000)
Investment Income
Income
Interest[2,3]	176,760
Total Income	176,760
Expenses
The Vanguard Group—Note B
Investment Advisory Services	872
Management and Administrative—Investor Shares	701
Management and Administrative—Admiral Shares	12,409
Management and Administrative—Institutional Shares	16,002
Marketing and Distribution—Investor Shares	35
Marketing and Distribution—Admiral Shares	214
Marketing and Distribution—Institutional Shares	509
Custodian Fees	969
Auditing Fees	76
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	116
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	8
Total Expenses	31,923
Net Investment Income	144,837
Realized Net Gain (Loss)
Investment Securities Sold[2]	(179,019)
Futures Contracts	1,790
Forward Currency Contracts	2,320,737
Foreign Currencies	176,512
Realized Net Gain (Loss)	2,320,020
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(3,252,540)
Futures Contracts	(1,223)
Forward Currency Contracts	203,094
Foreign Currencies	(95,293)
Change in Unrealized Appreciation (Depreciation)	(3,145,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	(681,105)
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $298,000, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Interest is net of foreign withholding taxes of $6,833,000.

See accompanying Notes, which are an integral part of the Financial Statements.
144

Total International Bond II Index Fund
Statement of Changes in Net Assets

February 17, 2021[1] to October 31, 2021
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	144,837
Realized Net Gain (Loss)	2,320,020
Change in Unrealized Appreciation (Depreciation)	(3,145,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	(681,105)
Distributions
Investor Shares	(2,106)
Admiral Shares	(47,157)
Institutional Shares	(95,471)
Total Distributions	(144,734)
Capital Share Transactions
Investor Shares	1,336,360
Admiral Shares	30,841,795
Institutional Shares	39,716,044
Net Increase (Decrease) from Capital Share Transactions	71,894,199
Total Increase (Decrease)	71,068,360
Net Assets
Beginning of Period	—
End of Period	71,068,360
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
145

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	February 26, 2021[1] to October 31, 2021

Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.023
Net Realized and Unrealized Gain (Loss) on Investments	(.051)
Total from Investment Operations	(.028)
Distributions
Dividends from Net Investment Income	(.022)
Distributions from Realized Capital Gains	—
Total Distributions	(.022)
Net Asset Value, End of Period	$9.95
Total Return[3]	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	0.34%[4]
Portfolio Turnover Rate[5]	19%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
146

Total International Bond II Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	February 26, 2021[1] to October 31, 2021

Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.051
Net Realized and Unrealized Gain (Loss) on Investments	(.104)
Total from Investment Operations	(.053)
Distributions
Dividends from Net Investment Income	(.047)
Distributions from Realized Capital Gains	—
Total Distributions	(.047)
Net Asset Value, End of Period	$19.90
Total Return[3]	-0.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,595
Ratio of Total Expenses to Average Net Assets	0.11%[4]
Ratio of Net Investment Income to Average Net Assets	0.38%[4]
Portfolio Turnover Rate[5]	19%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
147

Total International Bond II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	February 17 2021[1] to October 31, 2021

Net Asset Value, Beginning of Period	$30.00
Investment Operations
Net Investment Income[2]	.080
Net Realized and Unrealized Gain (Loss) on Investments	(.472)
Total from Investment Operations	(.392)
Distributions
Dividends from Net Investment Income	(.078)
Distributions from Realized Capital Gains	—
Total Distributions	(.078)
Net Asset Value, End of Period	$29.53
Total Return	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	0.38%[3]
Portfolio Turnover Rate[4]	19%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
148

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the
149

Total International Bond II Index Fund
possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended October 31, 2021, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
150

Total International Bond II Index Fund
During the period ended October 31, 2021, the fund’s average investment in forward currency contracts represented 159% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	31,953	(5,703)	26,250	—	6,002	20,248
Barclays Bank plc	27,009	(14,069)	12,940	11,490	—	12,940
BNP Paribas	90,444	(102,291)	(11,847)	65,575	—	—
Citibank, N.A.	5,310	(20,734)	(15,424)	18,468	—	—
Commonwealth Bank of Australia	11,773	(18,008)	(6,235)	8,550	—	—
Deutsche Bank AG	38,239	(9,968)	28,271	—	209	28,062
Goldman Sachs Bank USA	41,345	(15,145)	26,200	—	825	25,375
HSBC Bank plc	1,141	(490)	651	—	—	651
HSBC Bank USA, N.A.	11,778	(7,099)	4,679	—	—	4,679
JPMorgan Chase Bank, N.A.	28,321	(30,847)	(2,526)	8,101	—	—
Morgan Stanley Capital Services Inc.	89,259	(22,288)	66,971	35,244	—	66,971
National Australia Bank Ltd.	29,312	(653)	28,659	—	23,010	5,649
Royal Bank of Canada	13,597	(21,240)	(7,643)	36,486	—	—
Standard Chartered Bank	62,094	(17,702)	44,392	—	17,949	26,443
State Street Bank & Trust Co.	69,294	(31,642)	37,652	55,526	—	37,652
The Bank of New York Mellon Corp.	66,714	(41,896)	24,818	31,795	—	24,818
Toronto-Dominion Bank	64,760	(108,040)	(43,280)	166,055	—	—
UBS AG	28,598	(40,032)	(11,434)	30,025	—	—
Exchange-Traded Futures Contracts	—	(9,131)	(9,131)	637	—	—
Total	710,941	(516,978)	193,963	467,952	47,995	253,488
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
151

Total International Bond II Index Fund
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
152

Total International Bond II Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $2,399,000, representing less than 0.01% of the fund’s net assets and 0.96% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
153

Total International Bond II Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	844	—	844
Corporate Bonds	—	14,156,167	—	14,156,167
Sovereign Bonds	—	55,561,422	—	55,561,422
Temporary Cash Investments	246,423	—	—	246,423
Total	246,423	69,718,433	—	69,964,856
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	710,941	—	710,941
Liabilities
Futures Contracts[1]	1,223	—	—	1,223
Forward Currency Contracts	—	507,847	—	507,847
Total	1,223	507,847	—	509,070
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	710,941	710,941
Total Assets	—	710,941	710,941

Unrealized Depreciation—Futures Contracts[1]	1,223	—	1,223
Unrealized Depreciation—Forward Currency Contracts	—	507,847	507,847
Total Liabilities	1,223	507,847	509,070
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,790	—	1,790
154

Total International Bond II Index Fund
	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Forward Currency Contracts	—	2,320,737	2,320,737
Realized Net Gain (Loss) on Derivatives	1,790	2,320,737	2,322,527
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,223)	—	(1,223)
Forward Currency Contracts	—	203,094	203,094
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,223)	203,094	201,871
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	211,341
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(4,682)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(1,032,498)
The tax character of distributions paid was as follows:
Year Ended October 31,
2021 Amount ($000)
Ordinary Income*	144,734
Long-Term Capital Gains	—
Total	144,734
*	Includes short-term capital gains, if any.
155

Total International Bond II Index Fund
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	70,902,060
Gross Unrealized Appreciation	2,418,159
Gross Unrealized Depreciation	(3,355,364)
Net Unrealized Appreciation (Depreciation)	(937,205)
F.	During the period ended October 31, 2021, the fund purchased $82,872,613,000 of investment securities and sold $9,300,381,000 of investment securities, other than temporary cash investments. Purchases and sales include $50,122,154,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the period ended October 31, 2021, such purchases were $140,589,000 and sales were $8,374,000, resulting in net realized gain of $5,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	February 17, 2021[1] to October 31, 2021
	Amount ($000)	Shares (000)
Investor Shares
Issued	1,334,255	132,981
Issued in Lieu of Cash Distributions	2,106	210
Redeemed	(1)	—
Net Increase (Decrease)—Investor Shares	1,336,360	133,191
Admiral Shares
Issued	30,794,638	1,535,052
Issued in Lieu of Cash Distributions	47,157	2,348
Redeemed	—	—
Net Increase (Decrease)—Admiral Shares	30,841,795	1,537,400
Institutional Shares
Issued	39,949,299	1,333,258
Issued in Lieu of Cash Distributions	95,471	3,208
Redeemed	(328,726)	(10,920)
Net Increase (Decrease)—Institutional Shares	39,716,044	1,325,546
1	Inception date for the Institutional Shares, Investor Shares and Admiral Shares inception date was February 26, 2021.
156

Total International Bond II Index Fund
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
157

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond II Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 17, 2021 (inception) through October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations, changes in its net assets and the financial highlights for the period February 17, 2021 (inception) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
158

Special 2021 tax information (unaudited) for Vanguard Total International Bond II Index Fund
This information for the fiscal period ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund designates to shareholders foreign source income of $183,722,000 and foreign taxes paid of $4,342,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.
159

"Bloomberg®" and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total International Bond II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total International Bond II Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total International Bond II Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Total International Bond II Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total International Bond II Index Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond II Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total International Bond II Index Fund customers, in connection with the administration, marketing or trading of the Total International Bond II Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL INTERNATIONAL BOND II INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL INTERNATIONAL BOND II INDEX FUND OR BLOOMBERG GLOBAL AGGREGATE EX-USD FLOAT ADJUSTED RIC CAPPED INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2021 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved
160

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44380 122021

Annual Report  |  October 31, 2021
Vanguard Global Credit Bond Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, Vanguard Global Credit Bond Fund returned 2.07% for Investor Shares and 2.18% for Admiral Shares, outpacing the 1.25% return of its benchmark index.
•	The global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift, extensive fiscal and monetary support from policymakers was also key to the rebound.
•	Bond yields generally moved higher across much of the developed world during the fiscal year amid inflation concerns and the prospect that some developed-market central banks might scale back bond-buying programs or raise interest rates.
•	The fund’s outperformance in the first part of the period came largely from having more credit exposure to some recovery sectors such as energy, to BBB-rated bonds, and to opportunities in emerging markets.
•	Adopting a more defensive position later in the period, including shortening the fund’s duration to reduce its sensitivity to interest rate increases, also benefited.
•	The fund regularly uses derivatives to hedge portfolio risks. The fund’s holdings in futures, forward foreign currency, options, and swaps had a negative impact on performance over this period.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%
1

Advisor’s Report
For the 12 months ended October 31, 2021, Vanguard Global Credit Bond Fund returned 2.07% for Investor Shares and 2.18% for Admiral Shares. The fund outperformed its benchmark, which returned 1.25%.
The 30-day SEC yields for the fund’s share classes fluctuated over the period but finished where they started: 1.46% for Investor Shares and 1.56% for Admiral Shares.
The investment environment
Shortly after period began, news of promising clinical trial data for COVID-19 vaccines helped lift the outlook for the global economy, especially the sectors hardest-hit by restrictions and lockdowns. Yet the recovery has been uneven. Countries that contained the virus more successfully, mostly in Asia, maintained better economic momentum through the health crisis, while those ahead of the curve in vaccinations were quicker to rebound.
Governments and central banks in developed markets continued to provide extensive fiscal and monetary support. As the pandemic spread, many policymakers had worked quickly to cut interest rates, expand or extend central bank asset-purchase programs, pass fiscal stimulus packages, and provide relief to workers through enhanced unem- ployment benefits and job retention programs.
Those efforts generally helped bring unemployment rates down and unleash pent-up consumer demand once the global economy began to reopen. Buoyed by extreme levels of monetary accommodation from key central banks, many emerging-market countries were able to offer their economies unusually extensive counter-cyclical fiscal support.
The investment environment grew a little more challenging as the period drew to a close. Supply disruptions and labor shortages in some sectors suggested that the rise in inflation might not be as transitory as many had hoped, leading to greater inflation expectations. And on the policy front, a number of developed- market central banks signaled that they might soon start scaling back their bond-buying programs or raising interest rates, while many developing countries have already started to do so.
Government bond yields generally ended the period higher. With the economic recovery supporting solid corporate earnings, however, the average spread between corporate bonds and their government counterparts of similar maturities narrowed.
Management of the fund
The fund outperformed during the period largely because of sector rotations and bottom-up security selection.
We gradually reduced our allocation to high-quality bonds, which served us well during the turmoil early in 2020. We rotated into sectors that investors had been avoiding but that we believed would benefit the most from the recovery that was taking hold. For example, we started incrementally adding exposure to energy,

2

one of the laggards going into the recovery. That allocation added to relative performance as the sector’s risk premium compressed. Other notable examples were automakers and airlines.
The fund entered the period with a sizable position in emerging-market bonds as their spreads had experienced a sharp pandemic-induced widening earlier in 2020. As that segment recovered and spreads compressed, we gradually began reducing our overall exposure. We still found opportunities among long-dated, high-yield emerging-market bonds after they repriced late in the period—Ecuador in particular added value for us. Overall, we are now defensively positioned in emerging markets with some selective exposure to interest rates in Brazil, Russia, and Mexico.
We added selectively to our positions in BBB-rated bonds in anticipation of an improved macroeconomic environment, which proved a good call. Our exposure to banks and real estate investment trusts also helped relative performance, as did security selection among U.S. and European corporate issuers.
As the economic recovery began to take root, we shortened the fund’s duration (a measure of sensitivity to changes in interest rates) in anticipation that central banks would start to withdraw some monetary policy support. That tactic helped us capture some outperformance versus the benchmark when government yields started to climb. Yield-curve positioning was another positive. One area where we missed out was in high-yield bonds, which proved more resilient than we had expected.
Outlook
In our view, because of the overall strength of the economic recovery, the chances of a recession in the next six to nine months are very low. In the near term, however, increased financial market volatility and potential spikes in energy prices could be disruptive.
The recent upswing in inflation could prove to be less transitory than currently expected. The combination of higher demand caused by the lifting of pandemic restrictions and lower supply because of labor and input shortages globally has pushed consumer prices higher in most economies. We anticipate that the supply/demand frictions will persist till well into 2022 and keep inflation elevated across developed and emerging markets.
Central bankers will have to strike a delicate balance between keeping a lid on inflation expectations in the face of negative supply-side shocks and supporting a fragile economic recovery.
In the global credit bond market, differences between and within sectors having narrowed significantly. This has prompted us to move the portfolio closer to a neutral stance, giving us dry powder to use as price dislocations arise.
With our global fixed income team of portfolio managers, analysts, and traders and our bottom-up, fundamentals-based research process and disciplined approach to risk-taking, we are well-positioned to
3

identify and invest in potential pockets of outperformance as opportunities present themselves.
Samuel C. Martinez, CFA
Daniel Shaykevich, Principal
Arvind Narayanan, CFA
Vanguard Fixed Income Group
November 15, 2021
4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
5

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,014.40	$1.78
Admiral™ Shares	1,000.00	1,014.40	1.27
Based on Hypothetical 5% Yearly Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,023.44	$1.79
Admiral Shares	1,000.00	1,023.94	1.28
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
6

Global Credit Bond Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 15, 2018, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Since Inception (11/15/2018)	Final Value of a $10,000 Investment
Global Credit Bond Fund Investor Shares	2.07%	7.89%	$12,519
Bloomberg Global Aggregate Credit Index (USD Hedged)	1.25	6.55	12,066
“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Since Inception (11/15/2018)	Final Value of a $50,000 Investment
Global Credit Bond Fund Admiral Shares	2.18%	7.99%	$62,772
Bloomberg Global Aggregate Credit Index (USD Hedged)	1.25	6.55	60,330
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
7

Global Credit Bond Fund
Fund Allocation
As of October 31, 2021

United States	55.6%
United Kingdom	6.5
Germany	5.1
Australia	3.9
Canada	2.9
Luxembourg	2.7
Netherlands	1.9
Switzerland	1.8
Japan	1.5
France	1.4
Spain	1.3
Italy	1.3
Mexico	1.1
Denmark	1.0
Other	12.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
8

Global Credit Bond Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.7%)
[1,2,3]	United States Treasury Note/Bond	0.125%	2/28/23–1/15/24	17,700	17,604
	United States Treasury Note/Bond	1.125%	2/15/31	1,000	965
Total U.S. Government and Agency Obligations (Cost $18,668)					18,569
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
United States (0.3%)
[4,5]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	100	103
[5]	COMM Mortgage Trust Series 2015-CR27	4.450%	10/10/48	135	144
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	53	55
[4,5]	Fair Square Issuance Trust Series 2020-AA	2.900%	9/20/24	100	100
[5]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	10	10
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	425	438
[4,5]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	20	20
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	101
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $939)					971
Corporate Bonds (75.9%)
Australia (3.6%)
[5,6]	APT Pipelines Ltd.	1.250%	3/15/33	400	452
[5,7]	Aurizon Finance Pty. Ltd.	3.000%	3/9/28	1,000	716
[4]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	567
[4]	FMG Resources August 2006 Pty. Ltd.	4.500%	9/15/27	10	10
[5,6]	Glencore Capital Finance DAC	1.250%	3/1/33	500	552
[8]	Glencore Finance Europe Ltd.	6.000%	4/3/22	1,282	1,792
[7,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.912%	5/28/30	1,250	985
[5,7]	Macquarie Group Ltd.	3.250%	12/15/22	400	302
[4]	Macquarie Group Ltd.	1.340%	1/12/27	350	343
[5,7,9]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.161%	12/15/22	600	452
[5,7]	Pacific National Finance Pty. Ltd.	5.400%	5/12/27	1,190	965
[5,7]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	885
[10]	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	140	139
[5,6]	Vicinity Centres Trust	1.125%	11/7/29	872	1,022
[5,7]	Westpac Banking Corp.	4.334%	8/16/29	500	395
9

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Westpac Banking Corp.	2.894%	2/4/30	500	514
	Westpac Banking Corp.	2.963%	11/16/40	75	75
					10,166
Austria (0.2%)
[6]	JAB Holdings BV	3.375%	4/17/35	400	556
[6]	JAB Holdings BV	2.250%	12/19/39	100	121
					677
Belgium (0.5%)
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	278
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	32
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	100	121
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	275	361
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	109
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	280
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	100	128
					1,309
Canada (1.6%)
[4]	1011778 BC ULC	3.875%	1/15/28	10	10
[4]	1011778 BC ULC	4.375%	1/15/28	55	55
[4]	Air Canada	3.875%	8/15/26	20	20
	Canadian Natural Resources Ltd.	2.950%	1/15/23	50	51
	Canadian Natural Resources Ltd.	3.800%	4/15/24	50	53
	Canadian Natural Resources Ltd.	3.900%	2/1/25	110	118
	Canadian Natural Resources Ltd.	3.850%	6/1/27	180	195
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	103
	Canadian Natural Resources Ltd.	6.250%	3/15/38	60	80
	Cenovus Energy Inc.	5.375%	7/15/25	462	519
	Cenovus Energy Inc.	4.250%	4/15/27	92	101
	Cenovus Energy Inc.	6.750%	11/15/39	50	69
	Cenovus Energy Inc.	3.750%	2/15/52	100	101
	Enbridge Inc.	3.125%	11/15/29	42	44
[4]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	285	279
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	20	20
[4]	MEG Energy Corp.	6.500%	1/15/25	27	28
[4]	MEG Energy Corp.	5.875%	2/1/29	5	5
	Nutrien Ltd.	4.200%	4/1/29	125	142
	Nutrien Ltd.	4.125%	3/15/35	70	80
[4]	Parkland Corp.	4.500%	10/1/29	20	20
	Suncor Energy Inc.	6.500%	6/15/38	60	83
	Suncor Energy Inc.	3.750%	3/4/51	90	98
[11]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,372
	TransCanada PipeLines Ltd.	1.000%	10/12/24	300	299
	TransCanada PipeLines Ltd.	2.500%	10/12/31	150	149
	TransCanada PipeLines Ltd.	4.625%	3/1/34	100	117
	TransCanada PipeLines Ltd.	6.200%	10/15/37	120	164
	TransCanada PipeLines Ltd.	4.875%	5/15/48	75	96
					4,471
China (0.1%)
[4]	NXP BV	3.250%	5/11/41	250	255
Czech Republic (0.3%)
[5,8]	CPI Property Group SA	2.750%	1/22/28	700	965
Denmark (1.0%)
[4]	Danske Bank A/S	1.171%	12/8/23	300	301
10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,8]	Danske Bank A/S	2.250%	1/14/28	900	1,241
[5,6]	Danske Bank A/S	1.000%	5/15/31	1,000	1,148
					2,690
France (1.3%)
[4]	BNP Paribas SA	2.819%	11/19/25	380	394
[4]	BNP Paribas SA	2.219%	6/9/26	250	255
[4]	BNP Paribas SA	1.323%	1/13/27	200	195
[5,6]	BNP Paribas SA	1.125%	1/15/32	500	578
[4]	BNP Paribas SA	2.824%	1/26/41	225	215
[8]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,982
					3,619
Germany (3.6%)
[4]	Bayer US Finance II LLC	4.375%	12/15/28	275	310
[4]	Daimler Finance North America LLC	0.750%	3/1/24	465	463
[5]	Deutsche Bank AG	2.222%	9/18/24	150	153
	Deutsche Bank AG	2.129%	11/24/26	165	166
	Deutsche Bank AG	3.035%	5/28/32	250	252
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	220	217
[5,6]	Volkswagen Financial Services AG	2.250%	10/16/26	700	878
[5,7]	Volkswagen Financial Services Australia Pty. Ltd.	3.100%	4/17/23	500	385
[5,8]	Volkswagen Financial Services NV	1.125%	9/18/23	2,700	3,670
[4]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	200	207
[4]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	147
[5,6]	Volkswagen Leasing GmbH	1.375%	1/20/25	940	1,124
[5,6]	Volkswagen Leasing GmbH	0.375%	7/20/26	575	660
[5,6]	Vonovia Finance BV	1.625%	10/7/39	400	466
[5,6]	Vonovia SE	0.625%	12/14/29	800	907
					10,005
Ireland (0.8%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	455	482
	AerCap Ireland Capital DAC	1.150%	10/29/23	300	300
	AerCap Ireland Capital DAC	4.450%	4/3/26	275	300
	AerCap Ireland Capital DAC	3.000%	10/29/28	300	305
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	311
[4]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	200	198
[4]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	225	242
					2,138
Italy (1.2%)
[4]	Intesa Sanpaolo SpA	3.250%	9/23/24	200	210
[5,8]	Intesa Sanpaolo SpA	2.500%	1/15/30	200	276
[5,8]	Intesa Sanpaolo SpA	2.625%	3/11/36	183	248
[5,6]	UniCredit SpA	1.200%	1/20/26	2,194	2,573
					3,307
Japan (1.0%)
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	600	590
	Mizuho Financial Group Inc.	1.234%	5/22/27	260	253
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	466
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/27	550	596
[4]	NTT Finance Corp.	2.065%	4/3/31	40	40
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	225	245
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	268
11

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	300	303
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	102
					2,863
Kazakhstan (0.1%)
[4]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	200	198
Luxembourg (2.6%)
[6]	Acef Holding SCA	0.750%	6/14/28	1,449	1,646
[5,6]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	2,650	3,082
[5,6]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	400	469
[6]	CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	1,100	1,237
[5,6]	Prologis International Funding II SA	1.625%	6/17/32	576	698
					7,132
Malaysia (0.2%)
[5]	Petronas Capital Ltd.	3.500%	4/21/30	470	509
Mexico (0.1%)
[5]	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	302
Netherlands (1.8%)
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	269
[6]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	1,800	2,222
[5,8]	NIBC Bank NV	3.125%	11/15/23	1,400	1,978
	Shell International Finance BV	2.375%	11/7/29	190	195
	Shell International Finance BV	4.375%	5/11/45	70	87
	Shell International Finance BV	3.750%	9/12/46	141	164
					4,915
New Zealand (0.8%)
[5,6]	ASB Finance Ltd.	0.250%	9/8/28	1,400	1,577
[5,6]	ASB Finance Ltd.	0.500%	9/24/29	570	651
					2,228
Peru (0.2%)
[4]	Minsur SA	4.500%	10/28/31	575	568
Poland (0.0%)
[4]	Canpack SA	3.875%	11/15/29	40	40
Russia (0.5%)
[5]	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	400	408
[5]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	433	476
[5]	Gazprom PJSC Via Gaz Finance plc	2.950%	1/27/29	249	244
[5]	Lukoil International Finance BV	4.750%	11/2/26	200	218
					1,346
South Korea (0.0%)
[4]	Clark Equipment Co.	5.875%	6/1/25	13	14
Spain (1.2%)
	Banco Santander SA	2.749%	12/3/30	270	266
[5,6]	IE2 Holdco SAU	2.875%	6/1/26	2,100	2,668
	Telefonica Emisiones SA	4.103%	3/8/27	235	260
	Telefonica Emisiones SA	4.665%	3/6/38	250	291
					3,485
Sweden (0.6%)
[5,6]	Balder Finland OYJ	1.000%	1/20/29	653	733
12

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Balder Finland OYJ	1.375%	5/24/30	200	227
[6]	Heimstaden Bostad Treasury BV	0.750%	9/6/29	600	661
					1,621
Switzerland (1.7%)
[5,6]	Credit Suisse Group AG	0.650%	1/14/28	700	799
[5,8]	Credit Suisse Group AG	2.250%	6/9/28	700	962
[4]	Credit Suisse Group AG	3.091%	5/14/32	400	407
[6]	Helvetia Europe SA	2.750%	9/30/41	700	873
	Novartis Capital Corp.	2.000%	2/14/27	150	153
	Novartis Capital Corp.	2.750%	8/14/50	60	61
[4]	UBS Group AG	2.650%	2/1/22	400	402
[4]	UBS Group AG	4.125%	9/24/25	300	328
[5,6]	Wizz Air Finance Co. BV	1.350%	1/19/24	600	704
					4,689
United Kingdom (5.5%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	74
	AstraZeneca Finance LLC	1.750%	5/28/28	75	75
	AstraZeneca plc	4.000%	1/17/29	225	256
	AstraZeneca plc	1.375%	8/6/30	100	95
[8]	Aviva plc	6.125%	11/14/36	900	1,452
	Barclays plc	3.684%	1/10/23	65	65
	Barclays plc	4.375%	9/11/24	250	270
	Barclays plc	1.007%	12/10/24	440	440
[5]	Barclays plc	3.932%	5/7/25	300	319
	Barclays plc	5.200%	5/12/26	200	226
	Barclays plc	4.337%	1/10/28	275	303
[5]	Barclays plc	5.088%	6/20/30	200	230
	BAT Capital Corp.	4.390%	8/15/37	475	509
	BAT Capital Corp.	4.540%	8/15/47	135	142
	BAT International Finance plc	1.668%	3/25/26	300	297
[5,8]	BAT International Finance plc	2.250%	9/9/52	200	199
	BP Capital Markets plc	3.506%	3/17/25	50	54
	BP Capital Markets plc	3.279%	9/19/27	85	92
[5,8]	Gatwick Funding Ltd.	2.500%	4/15/30	400	540
	GlaxoSmithKline Capital plc	0.534%	10/1/23	200	200
	GlaxoSmithKline Capital plc	3.000%	6/1/24	250	263
[5,8]	Heathrow Funding Ltd.	6.750%	12/3/26	240	402
	HSBC Holdings plc	0.976%	5/24/25	500	496
[5]	HSBC Holdings plc	2.633%	11/7/25	260	269
[5]	HSBC Holdings plc	1.645%	4/18/26	275	274
[5]	HSBC Holdings plc	2.099%	6/4/26	255	258
	HSBC Holdings plc	1.589%	5/24/27	210	206
[8]	HSBC Holdings plc	1.750%	7/24/27	1,000	1,350
[5]	HSBC Holdings plc	2.013%	9/22/28	300	295
	HSBC Holdings plc	2.804%	5/24/32	100	101
	HSBC Holdings plc	6.500%	9/15/37	125	173
[5,8]	HSBC Holdings plc	6.000%	3/29/40	200	380
[4]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	10
[5]	Lloyds Banking Group plc	2.858%	3/17/23	400	403
	Lloyds Banking Group plc	0.695%	5/11/24	405	405
[5]	Lloyds Banking Group plc	3.870%	7/9/25	275	294
	NatWest Group plc	3.875%	9/12/23	200	211
[5]	NatWest Group plc	4.269%	3/22/25	270	289
[5]	NatWest Group plc	3.073%	5/22/28	225	235
13

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Phoenix Group Holdings plc	4.375%	1/24/29	700	943
	RELX Capital Inc.	3.000%	5/22/30	100	105
[4]	Rolls-Royce plc	5.750%	10/15/27	53	59
[4]	Standard Chartered plc	1.319%	10/14/23	250	251
[5]	Unilever Capital Corp.	2.625%	8/12/51	175	176
	Vodafone Group plc	3.750%	1/16/24	190	202
	Vodafone Group plc	4.125%	5/30/25	260	285
	Vodafone Group plc	5.250%	5/30/48	340	449
	Vodafone Group plc	4.125%	6/4/81	170	170
[5,8]	WPP Finance 2017	3.750%	5/19/32	450	693
					15,485
United States (45.4%)
[4]	7-Eleven Inc.	1.300%	2/10/28	150	143
[4]	7-Eleven Inc.	1.800%	2/10/31	100	95
[4]	7-Eleven Inc.	2.500%	2/10/41	50	46
[4]	7-Eleven Inc.	2.800%	2/10/51	185	173
	Abbott Laboratories	4.900%	11/30/46	125	174
	AbbVie Inc.	2.600%	11/21/24	135	141
	AbbVie Inc.	3.800%	3/15/25	20	22
	AbbVie Inc.	4.050%	11/21/39	210	241
	AbbVie Inc.	4.875%	11/14/48	260	339
	AbbVie Inc.	4.250%	11/21/49	150	181
	Adobe Inc.	2.150%	2/1/27	100	103
[10]	AdventHealth Obligated Group	2.795%	11/15/51	300	300
	AEP Transmission Co. LLC	4.250%	9/15/48	200	249
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	100	99
	Aflac Inc.	1.125%	3/15/26	55	54
	Agree LP	2.000%	6/15/28	50	49
	Agree LP	2.600%	6/15/33	60	59
[5]	Air Lease Corp.	2.875%	1/15/26	125	129
[5]	Air Lease Corp.	3.750%	6/1/26	100	107
	Air Lease Corp.	3.125%	12/1/30	150	153
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	127
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	180	180
	Allegheny Technologies Inc.	4.875%	10/1/29	10	10
	Allegheny Technologies Inc.	5.125%	10/1/31	5	5
[4]	Alliant Holdings Intermediate LLC	4.250%	10/15/27	5	5
[4]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	12	12
[4]	Allied Universal Holdco LLC	4.625%	6/1/28	11	11
[4]	Allied Universal Holdco LLC	6.000%	6/1/29	3	3
[5]	Allina Health System	3.887%	4/15/49	130	154
[4]	Allison Transmission Inc.	4.750%	10/1/27	34	35
[4]	Allison Transmission Inc.	3.750%	1/30/31	22	21
	Ally Financial Inc.	1.450%	10/2/23	120	121
	Altria Group Inc.	4.400%	2/14/26	101	112
	Altria Group Inc.	4.800%	2/14/29	160	182
	Altria Group Inc.	3.400%	2/4/41	350	327
	Altria Group Inc.	5.950%	2/14/49	100	128
	Altria Group Inc.	4.450%	5/6/50	40	43
	Amazon.com Inc.	2.500%	6/3/50	115	110
	Ameren Corp.	2.500%	9/15/24	100	104
	Ameren Corp.	3.500%	1/15/31	120	130
	Ameren Illinois Co.	1.550%	11/15/30	70	66
	Ameren Illinois Co.	4.150%	3/15/46	75	92
	Ameren Illinois Co.	2.900%	6/15/51	75	78
14

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Airlines Inc.	5.500%	4/20/26	25	26
[4]	American Airlines Inc.	5.750%	4/20/29	60	65
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	30	31
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	25	25
	American Express Co.	3.000%	10/30/24	375	396
	American Homes 4 Rent LP	3.375%	7/15/51	190	195
[5]	American Honda Finance Corp.	0.650%	9/8/23	350	350
[5]	American Honda Finance Corp.	1.200%	7/8/25	66	66
[5,8]	American Honda Finance Corp.	1.500%	10/19/27	1,426	1,935
	American International Group Inc.	4.500%	7/16/44	140	171
	American International Group Inc.	4.800%	7/10/45	32	41
	American International Group Inc.	4.375%	6/30/50	105	131
	American Tower Corp.	3.375%	10/15/26	170	182
	American Tower Corp.	3.600%	1/15/28	100	108
	American Tower Corp.	3.700%	10/15/49	35	38
	AmerisourceBergen Corp.	4.300%	12/15/47	200	236
	Amgen Inc.	2.200%	2/21/27	125	128
	Amgen Inc.	3.150%	2/21/40	155	159
	Amgen Inc.	5.150%	11/15/41	61	79
	Amgen Inc.	2.770%	9/1/53	147	139
[4]	Antero Resources Corp.	5.375%	3/1/30	31	33
	Anthem Inc.	3.650%	12/1/27	375	411
	Anthem Inc.	3.125%	5/15/50	190	196
	Aon plc	4.600%	6/14/44	35	43
	Aon plc	4.750%	5/15/45	70	90
[5]	Appalachian Power Co.	4.500%	3/1/49	30	37
	Apple Inc.	1.650%	2/8/31	100	97
	Apple Inc.	2.375%	2/8/41	175	170
	Apple Inc.	3.850%	8/4/46	196	233
	Apple Inc.	2.700%	8/5/51	300	299
[4]	Aramark Services Inc.	6.375%	5/1/25	10	11
[4]	Arconic Corp.	6.000%	5/15/25	7	7
[4]	Arconic Corp.	6.125%	2/15/28	15	16
[4]	Ardagh Packaging Finance plc	5.250%	4/30/25	14	15
[4]	Ardagh Packaging Finance plc	4.125%	8/15/26	20	20
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	47
	Asbury Automotive Group Inc.	4.750%	3/1/30	34	35
	AT&T Inc.	1.700%	3/25/26	365	367
	AT&T Inc.	3.800%	2/15/27	140	153
	AT&T Inc.	4.350%	3/1/29	273	310
[5]	AT&T Inc.	4.300%	2/15/30	56	64
	AT&T Inc.	4.500%	5/15/35	130	150
	AT&T Inc.	4.900%	8/15/37	55	66
	AT&T Inc.	5.150%	2/15/50	100	129
	AT&T Inc.	3.650%	6/1/51	50	52
	AT&T Inc.	3.500%	9/15/53	295	299
	AT&T Inc.	3.550%	9/15/55	313	317
	AT&T Inc.	3.800%	12/1/57	96	101
	AT&T Inc.	3.650%	9/15/59	130	132
[4]	Athene Global Funding	0.950%	1/8/24	195	195
[5,6]	Athene Global Funding	1.125%	9/2/25	2,670	3,172
[5,6]	Athene Global Funding	0.625%	1/12/28	900	1,027
[5,8]	Athene Global Funding	1.875%	11/30/28	300	404
15

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	3.625%	4/15/25	375	403
	AutoZone Inc.	1.650%	1/15/31	207	195
[4]	Avantor Funding Inc.	3.875%	11/1/29	40	40
[4]	Axalta Coating Systems LLC	4.750%	6/15/27	10	10
	Ball Corp.	2.875%	8/15/30	6	6
[5]	Bank of America Corp.	3.864%	7/23/24	115	121
[5]	Bank of America Corp.	0.810%	10/24/24	285	285
[5]	Bank of America Corp.	4.000%	1/22/25	75	81
[5]	Bank of America Corp.	0.981%	9/25/25	295	293
[5]	Bank of America Corp.	3.366%	1/23/26	239	254
[5]	Bank of America Corp.	1.319%	6/19/26	135	134
	Bank of America Corp.	1.734%	7/22/27	365	363
[5]	Bank of America Corp.	3.419%	12/20/28	235	251
[5]	Bank of America Corp.	3.194%	7/23/30	265	281
[5]	Bank of America Corp.	2.496%	2/13/31	150	150
[5]	Bank of America Corp.	1.898%	7/23/31	115	110
[5,6]	Bank of America Corp.	0.654%	10/26/31	500	561
	Bank of America Corp.	2.687%	4/22/32	200	203
	Bank of America Corp.	2.299%	7/21/32	400	392
[5]	Bank of America Corp.	2.676%	6/19/41	170	164
	Bank of America Corp.	3.311%	4/22/42	60	63
[5]	Bank of America Corp.	4.875%	4/1/44	75	98
[5]	Bank of America Corp.	3.946%	1/23/49	35	41
[5]	Bank of America Corp.	4.083%	3/20/51	125	151
[5]	Bank of America Corp.	2.831%	10/24/51	70	69
[4]	Bausch Health Cos. Inc.	6.125%	4/15/25	5	5
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
[4]	Bausch Health Cos. Inc.	5.750%	8/15/27	14	15
[4]	Bausch Health Cos. Inc.	7.000%	1/15/28	40	41
[4]	Bausch Health Cos. Inc.	4.875%	6/1/28	15	15
[4]	Bausch Health Cos. Inc.	5.250%	2/15/31	10	9
	Becton Dickinson & Co.	3.700%	6/6/27	100	109
	Becton Dickinson & Co.	4.685%	12/15/44	40	50
	Becton Dickinson & Co.	4.669%	6/6/47	40	51
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	130	145
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	98
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	56
[4]	Berry Global Inc.	4.875%	7/15/26	28	29
[4]	Berry Global Inc.	5.625%	7/15/27	48	50
[4]	Big River Steel LLC	6.625%	1/31/29	22	24
[4]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	15	15
[4,6,10]	Blackstone Private Credit Fund	1.750%	11/30/26	1,300	1,488
	Block Financial LLC	3.875%	8/15/30	90	96
	Boeing Co.	2.800%	3/1/24	30	31
	Boeing Co.	4.875%	5/1/25	265	293
	Boeing Co.	2.750%	2/1/26	125	129
	Boeing Co.	2.250%	6/15/26	10	10
	Boeing Co.	5.150%	5/1/30	76	89
	Boeing Co.	5.705%	5/1/40	160	206
	Boeing Co.	5.805%	5/1/50	245	336
	Boeing Co.	5.930%	5/1/60	70	98
	BorgWarner Inc.	2.650%	7/1/27	570	593
	Boston Scientific Corp.	4.000%	3/1/29	85	96
[4]	Boyd Gaming Corp.	8.625%	6/1/25	27	29
[5]	BP Capital Markets America Inc.	3.216%	11/28/23	390	408
16

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	120	127
[5]	BP Capital Markets America Inc.	3.588%	4/14/27	250	273
	BP Capital Markets America Inc.	4.234%	11/6/28	45	51
	Bristol-Myers Squibb Co.	3.200%	6/15/26	290	313
	Bristol-Myers Squibb Co.	3.900%	2/20/28	50	56
	Brixmor Operating Partnership LP	2.250%	4/1/28	100	100
	Brixmor Operating Partnership LP	4.050%	7/1/30	275	304
	Broadcom Inc.	4.700%	4/15/25	110	121
[4]	Broadcom Inc.	1.950%	2/15/28	50	49
	Broadcom Inc.	5.000%	4/15/30	120	139
[4]	Broadcom Inc.	3.500%	2/15/41	60	60
[4]	Broadcom Inc.	3.750%	2/15/51	80	83
	Brunswick Corp.	2.400%	8/18/31	100	96
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	246
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	140	161
[4]	Cable One Inc.	4.000%	11/15/30	32	31
[4]	Caesars Entertainment Inc.	8.125%	7/1/27	28	31
[4]	Caesars Resort Collection LLC	5.750%	7/1/25	2	2
[4]	Calpine Corp.	4.500%	2/15/28	9	10
[4]	Calpine Corp.	5.125%	3/15/28	25	25
[4]	Cameron LNG LLC	3.701%	1/15/39	180	199
[5]	Capital One Bank USA NA	2.280%	1/28/26	300	308
[4]	Cargo Aircraft Management Inc.	4.750%	2/1/28	20	20
[4]	Carnival Corp.	5.750%	3/1/27	10	10
[4]	Carnival Corp.	4.000%	8/1/28	35	35
[4,10]	Carnival Corp.	6.000%	5/1/29	35	35
	Carrier Global Corp.	3.377%	4/5/40	210	219
	Cboe Global Markets Inc.	1.625%	12/15/30	260	248
[4]	CCO Holdings LLC	4.750%	3/1/30	45	47
	CDW LLC	4.125%	5/1/25	15	15
[4]	Cedar Fair LP	5.500%	5/1/25	52	54
	Centene Corp.	2.450%	7/15/28	145	145
	Centene Corp.	3.000%	10/15/30	13	13
	Centene Corp.	2.625%	8/1/31	60	59
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	70	71
[5]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	55	62
	CenterPoint Energy Inc.	4.250%	11/1/28	75	85
	CenterPoint Energy Inc.	2.950%	3/1/30	10	10
	CenterPoint Energy Inc.	2.650%	6/1/31	190	193
	Charles Schwab Corp.	0.750%	3/18/24	130	130
[5]	Charter Communications Operating LLC	4.500%	2/1/24	120	129
	Charter Communications Operating LLC	4.200%	3/15/28	70	78
	Charter Communications Operating LLC	5.050%	3/30/29	80	93
	Charter Communications Operating LLC	3.500%	3/1/42	190	185
	Charter Communications Operating LLC	5.375%	5/1/47	30	36
	Charter Communications Operating LLC	4.800%	3/1/50	200	227
	Charter Communications Operating LLC	3.700%	4/1/51	205	201
[4]	Chemours Co.	4.625%	11/15/29	25	24
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	100	114
	Cheniere Energy Inc.	4.625%	10/15/28	25	26
[4]	Cheniere Energy Partners LP	4.000%	3/1/31	25	26
[4]	Cheniere Energy Partners LP	3.250%	1/31/32	10	10
	Chevron Corp.	2.236%	5/11/30	75	77
[4]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	275	297
	Chevron USA Inc.	3.250%	10/15/29	50	55
17

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chevron USA Inc.	2.343%	8/12/50	70	66
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	150
[4]	Churchill Downs Inc.	5.500%	4/1/27	58	60
[4]	Churchill Downs Inc.	4.750%	1/15/28	41	43
	Cigna Corp.	4.800%	8/15/38	255	314
	Cigna Corp.	3.400%	3/15/50	100	105
	Citigroup Inc.	0.981%	5/1/25	210	209
	Citigroup Inc.	3.200%	10/21/26	246	262
	Citigroup Inc.	4.300%	11/20/26	150	166
	Citigroup Inc.	4.450%	9/29/27	125	140
[5]	Citigroup Inc.	3.668%	7/24/28	115	124
[5]	Citigroup Inc.	2.976%	11/5/30	250	260
	Citigroup Inc.	2.561%	5/1/32	200	201
	Citigroup Inc.	4.650%	7/23/48	95	125
[5]	City of Hope	4.378%	8/15/48	80	102
[4]	Civitas Resources Inc.	5.000%	10/15/26	10	10
[4]	Clarios Global LP	6.750%	5/15/25	5	5
[4]	Clarios Global LP	8.500%	5/15/27	45	48
[4]	Clarivate Science Holdings Corp.	3.875%	7/1/28	15	15
[4]	Clarivate Science Holdings Corp.	4.875%	7/1/29	25	25
[4]	Clean Harbors Inc.	4.875%	7/15/27	25	26
[4]	Cleveland-Cliffs Inc.	4.875%	3/1/31	30	31
	CMS Energy Corp.	3.450%	8/15/27	260	282
	CNH Industrial Capital LLC	1.950%	7/2/23	200	204
[4]	CNX Resources Corp.	6.000%	1/15/29	25	26
	Coca-Cola Co.	1.000%	3/15/28	325	311
	Coca-Cola Co.	3.000%	3/5/51	50	53
[4]	Cogent Communications Group Inc.	3.500%	5/1/26	10	10
[4]	Coinbase Global Inc.	3.625%	10/1/31	20	19
[4]	Colgate Energy Partners III LLC	5.875%	7/1/29	20	20
	Comcast Corp.	3.150%	2/15/28	225	242
	Comcast Corp.	4.150%	10/15/28	70	80
	Comcast Corp.	2.650%	2/1/30	275	285
	Comcast Corp.	4.400%	8/15/35	90	106
	Comcast Corp.	3.250%	11/1/39	145	153
	Comcast Corp.	4.500%	1/15/43	140	169
	Comcast Corp.	4.700%	10/15/48	134	174
	Comcast Corp.	4.950%	10/15/58	65	90
	Comcast Corp.	2.650%	8/15/62	100	90
[4]	Comcast Corp.	2.987%	11/1/63	250	240
	Commonwealth Edison Co.	3.800%	10/1/42	115	131
[4]	CommScope Inc.	6.000%	3/1/26	8	8
[4]	CommScope Inc.	8.250%	3/1/27	12	12
[4]	CommScope Inc.	7.125%	7/1/28	26	26
[4]	CommScope Inc.	4.750%	9/1/29	15	15
[4]	Comstock Resources Inc.	5.875%	1/15/30	35	36
	Conagra Brands Inc.	4.850%	11/1/28	175	204
	Connecticut Light & Power Co.	4.000%	4/1/48	80	98
[4]	ConocoPhillips	3.750%	10/1/27	65	72
[4]	ConocoPhillips	2.400%	2/15/31	40	40
[4]	ConocoPhillips	4.875%	10/1/47	30	40
	ConocoPhillips Co.	4.950%	3/15/26	90	102
	ConocoPhillips Co.	4.300%	11/15/44	65	79
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	117
	Constellation Brands Inc.	3.200%	2/15/23	25	26
18

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	3.750%	5/1/50	150	166
	Consumers Energy Co.	2.650%	8/15/52	140	138
	Corporate Office Properties LP	2.250%	3/15/26	175	178
	Corporate Office Properties LP	2.750%	4/15/31	105	105
[4]	Coterra Energy Inc.	3.900%	5/15/27	40	44
[4]	Coterra Energy Inc.	4.375%	3/15/29	130	148
	Crown Castle International Corp.	3.700%	6/15/26	266	288
	Crown Castle International Corp.	3.800%	2/15/28	68	75
	Crown Castle International Corp.	4.750%	5/15/47	65	81
	Crown Castle International Corp.	5.200%	2/15/49	85	111
[4]	CrownRock LP	5.625%	10/15/25	10	10
[4]	CrownRock LP	5.000%	5/1/29	10	10
[4]	CSC Holdings LLC	5.375%	2/1/28	40	41
[4]	CSC Holdings LLC	4.625%	12/1/30	26	24
[4]	CSC Holdings LLC	4.500%	11/15/31	10	10
	CSX Corp.	4.750%	11/15/48	190	251
[4]	CTR Partnership LP	3.875%	6/30/28	12	12
	CVS Health Corp.	4.780%	3/25/38	190	233
	CVS Health Corp.	4.125%	4/1/40	210	241
	CVS Health Corp.	5.125%	7/20/45	75	98
	CVS Health Corp.	5.050%	3/25/48	125	164
	CVS Health Corp.	4.250%	4/1/50	100	121
	DCP Midstream Operating LP	5.625%	7/15/27	6	7
	DCP Midstream Operating LP	5.125%	5/15/29	21	24
	Dell International LLC	6.020%	6/15/26	80	94
	Dell International LLC	6.100%	7/15/27	120	146
	Dell International LLC	5.300%	10/1/29	278	334
	Dell International LLC	6.200%	7/15/30	125	159
	Dell International LLC	8.100%	7/15/36	300	454
	Dell International LLC	8.350%	7/15/46	100	167
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
[4]	Delta Air Lines Inc.	7.000%	5/1/25	40	47
[4]	Delta Air Lines Inc.	4.500%	10/20/25	165	176
[4]	Delta Air Lines Inc.	4.750%	10/20/28	746	829
	Delta Air Lines Inc.	3.750%	10/28/29	15	15
	Devon Energy Corp.	5.850%	12/15/25	40	46
[4]	Devon Energy Corp.	5.250%	10/15/27	29	31
[4]	Devon Energy Corp.	5.875%	6/15/28	9	10
[4]	Devon Energy Corp.	4.500%	1/15/30	81	88
	Devon Energy Corp.	5.600%	7/15/41	30	38
	DH Europe Finance II Sarl	2.600%	11/15/29	125	130
	DH Europe Finance II Sarl	3.400%	11/15/49	125	139
	Diamondback Energy Inc.	3.250%	12/1/26	100	106
	Diamondback Energy Inc.	4.400%	3/24/51	105	122
	Discovery Communications LLC	4.900%	3/11/26	265	299
	Discovery Communications LLC	6.350%	6/1/40	50	69
	Discovery Communications LLC	4.650%	5/15/50	55	65
	Discovery Communications LLC	4.000%	9/15/55	142	151
[5]	Dominion Energy Inc.	3.300%	3/15/25	70	74
	Dominion Energy Inc.	4.250%	6/1/28	65	73
[5]	Dominion Energy Inc.	4.050%	9/15/42	170	194
	Dominion Energy Inc.	4.700%	12/1/44	130	162
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	80	100
[6]	Dow Chemical Co.	1.125%	3/15/32	1,100	1,271
	Dow Chemical Co.	4.375%	11/15/42	180	214
19

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	DT Midstream Inc.	4.125%	6/15/29	26	26
[4]	DT Midstream Inc.	4.375%	6/15/31	20	20
	DTE Electric Co.	2.250%	3/1/30	145	147
	DTE Electric Co.	4.300%	7/1/44	120	147
	DTE Electric Co.	3.700%	6/1/46	75	86
	DTE Electric Co.	2.950%	3/1/50	55	57
[5]	DTE Energy Co.	1.050%	6/1/25	165	163
	Duke Energy Carolinas LLC	2.450%	2/1/30	20	20
	Duke Energy Carolinas LLC	2.550%	4/15/31	45	46
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	27
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	149
	Duke Energy Corp.	3.500%	6/15/51	150	159
	Duke Energy Florida LLC	1.750%	6/15/30	50	48
	Duke Energy Florida LLC	3.400%	10/1/46	35	38
	Duke Energy Indiana LLC	2.750%	4/1/50	75	73
	Duke Energy Progress LLC	4.100%	5/15/42	100	117
	Duke Energy Progress LLC	2.500%	8/15/50	170	158
	DuPont de Nemours Inc.	4.205%	11/15/23	100	107
	DuPont de Nemours Inc.	4.493%	11/15/25	100	111
	DuPont de Nemours Inc.	5.319%	11/15/38	40	52
	DXC Technology Co.	1.800%	9/15/26	400	394
	Electronic Arts Inc.	1.850%	2/15/31	110	106
	Electronic Arts Inc.	2.950%	2/15/51	135	132
[4]	Element Solutions Inc.	3.875%	9/1/28	32	32
	Eli Lilly & Co.	2.500%	9/15/60	100	94
	Enable Midstream Partners LP	3.900%	5/15/24	15	16
	Enable Midstream Partners LP	4.950%	5/15/28	120	134
	Enable Midstream Partners LP	4.150%	9/15/29	300	324
	Enbridge Energy Partners LP	5.500%	9/15/40	50	64
	Encompass Health Corp.	4.500%	2/1/28	26	26
[4]	Endeavor Energy Resources LP	6.625%	7/15/25	4	4
[4]	Endeavor Energy Resources LP	5.750%	1/30/28	15	16
	Energy Transfer LP	4.500%	11/1/23	310	328
	Energy Transfer LP	4.250%	4/1/24	150	159
	Energy Transfer LP	3.750%	5/15/30	180	192
	Energy Transfer LP	6.050%	6/1/41	65	81
	Energy Transfer LP	6.500%	2/1/42	100	130
	Energy Transfer LP	6.250%	4/15/49	70	93
[4]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	16
	Enstar Group Ltd.	4.950%	6/1/29	140	158
[4]	Entegris Inc.	3.625%	5/1/29	20	20
	Entergy Arkansas LLC	2.650%	6/15/51	100	96
	Entergy Corp.	1.900%	6/15/28	95	93
	Entergy Corp.	2.800%	6/15/30	90	92
	Entergy Corp.	2.400%	6/15/31	35	34
	Entergy Louisiana LLC	3.250%	4/1/28	300	323
	Entergy Louisiana LLC	2.900%	3/15/51	105	105
	Entergy Texas Inc.	4.000%	3/30/29	75	83
	Entergy Texas Inc.	3.550%	9/30/49	100	108
	Enterprise Products Operating LLC	4.850%	3/15/44	215	260
	Enterprise Products Operating LLC	4.900%	5/15/46	30	37
	Enterprise Products Operating LLC	4.250%	2/15/48	50	57
	Enterprise Products Operating LLC	3.700%	1/31/51	70	74
	EOG Resources Inc.	3.900%	4/1/35	20	23
20

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	EQM Midstream Partners LP	6.500%	7/1/27	16	18
	EQT Corp.	3.000%	10/1/22	4	4
[4]	EQT Corp.	3.125%	5/15/26	7	7
	EQT Corp.	5.000%	1/15/29	25	28
	Equitable Holdings Inc.	5.000%	4/20/48	40	51
	Essex Portfolio LP	4.500%	3/15/48	60	75
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	102
	Evergy Inc.	2.900%	9/15/29	375	391
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	159
[5]	Eversource Energy	1.400%	8/15/26	300	296
	Exelon Corp.	3.400%	4/15/26	40	43
	Exelon Corp.	4.450%	4/15/46	305	377
[4]	Expedia Group Inc.	6.250%	5/1/25	6	7
	Expedia Group Inc.	2.950%	3/15/31	600	605
	Exxon Mobil Corp.	2.610%	10/15/30	250	260
[6]	Exxon Mobil Corp.	1.408%	6/26/39	400	451
	Exxon Mobil Corp.	4.227%	3/19/40	155	185
	Exxon Mobil Corp.	4.114%	3/1/46	55	66
	Federal Realty Investment Trust	3.950%	1/15/24	375	397
	FedEx Corp.	3.250%	5/15/41	160	163
	FedEx Corp.	3.875%	8/1/42	30	33
	FedEx Corp.	5.250%	5/15/50	75	101
	Fidelity National Financial Inc.	3.200%	9/17/51	355	346
[4]	First Student Bidco Inc.	4.000%	7/31/29	25	25
[5]	FirstEnergy Corp.	4.400%	7/15/27	25	27
	FirstEnergy Corp.	2.650%	3/1/30	110	109
[5]	FirstEnergy Corp.	3.400%	3/1/50	10	10
	Florida Power & Light Co.	3.800%	12/15/42	150	176
	Florida Power & Light Co.	3.150%	10/1/49	45	49
	FMC Corp.	4.500%	10/1/49	30	36
[4]	Foot Locker Inc.	4.000%	10/1/29	21	21
	Ford Motor Credit Co. LLC	3.087%	1/9/23	13	13
	Ford Motor Credit Co. LLC	5.125%	6/16/25	10	11
	Ford Motor Credit Co. LLC	4.134%	8/4/25	5	5
	Ford Motor Credit Co. LLC	3.375%	11/13/25	30	31
	Ford Motor Credit Co. LLC	2.700%	8/10/26	20	20
	Ford Motor Credit Co. LLC	4.271%	1/9/27	10	11
	Ford Motor Credit Co. LLC	3.815%	11/2/27	42	44
	Ford Motor Credit Co. LLC	2.900%	2/16/28	20	20
	Fox Corp.	4.030%	1/25/24	200	213
	Fox Corp.	3.050%	4/7/25	20	21
	Fox Corp.	5.476%	1/25/39	220	284
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	64
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	31
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	11
	Freeport-McMoRan Inc.	4.625%	8/1/30	30	32
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	13
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	7	7
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	31	32
[4]	Frontier Communications Holdings LLC	6.000%	1/15/30	30	30
	FS KKR Capital Corp.	3.400%	1/15/26	220	226
	GE Capital Funding LLC	3.450%	5/15/25	225	241
	GE Capital Funding LLC	4.400%	5/15/30	775	907
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	350	426
21

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Dynamics Corp.	3.250%	4/1/25	40	43
	General Dynamics Corp.	3.750%	5/15/28	280	313
	General Dynamics Corp.	4.250%	4/1/40	95	116
	General Electric Co.	3.450%	5/1/27	205	223
	General Electric Co.	3.625%	5/1/30	53	59
[5]	General Electric Co.	6.750%	3/15/32	113	156
	General Electric Co.	4.250%	5/1/40	60	72
	General Electric Co.	4.350%	5/1/50	100	127
[4]	General Mills Inc.	3.000%	2/1/51	225	230
	General Motors Co.	5.400%	10/2/23	146	158
	General Motors Co.	6.125%	10/1/25	150	174
	General Motors Co.	5.200%	4/1/45	175	218
	General Motors Financial Co. Inc.	3.150%	6/30/22	150	152
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	424
	General Motors Financial Co. Inc.	2.750%	6/20/25	135	140
	General Motors Financial Co. Inc.	1.250%	1/8/26	200	196
[4]	Georgia-Pacific LLC	1.750%	9/30/25	245	248
	Gilead Sciences Inc.	0.750%	9/29/23	340	340
	Gilead Sciences Inc.	4.150%	3/1/47	50	59
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	800	813
	Goldman Sachs Group Inc.	3.750%	5/22/25	624	670
[5,8]	Goldman Sachs Group Inc.	1.000%	12/16/25	2,350	3,153
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	261
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	151
	Goldman Sachs Group Inc.	1.992%	1/27/32	320	306
	Goldman Sachs Group Inc.	2.615%	4/22/32	100	100
	Goldman Sachs Group Inc.	2.650%	10/21/32	150	151
[5,6]	Goldman Sachs Group Inc.	1.000%	3/18/33	500	566
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	85	102
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	104
[5,7,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	1.569%	5/2/24	300	231
[4]	Graphic Packaging International LLC	3.500%	3/15/28	5	5
[4]	Graphic Packaging International LLC	3.500%	3/1/29	7	7
[4,10]	Gray Escrow II Inc.	5.375%	11/15/31	10	10
[4]	Group 1 Automotive Inc.	4.000%	8/15/28	15	15
[4]	H&E Equipment Services Inc.	3.875%	12/15/28	10	10
[4]	HAT Holdings I LLC	3.375%	6/15/26	15	15
	HCA Inc.	5.375%	2/1/25	45	50
	HCA Inc.	4.125%	6/15/29	130	144
	HCA Inc.	5.250%	6/15/49	105	136
[4]	Helmerich & Payne Inc.	2.900%	9/29/31	130	129
[4]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[4]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[4]	Hill-Rom Holdings Inc.	4.375%	9/15/27	45	47
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	72	75
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	11
	Home Depot Inc.	2.950%	6/15/29	100	107
	Home Depot Inc.	1.375%	3/15/31	150	141
	Home Depot Inc.	4.250%	4/1/46	30	38
	Home Depot Inc.	3.900%	6/15/47	125	150
	Home Depot Inc.	4.500%	12/6/48	75	98
	Home Depot Inc.	2.750%	9/15/51	200	201
	Honeywell International Inc.	1.350%	6/1/25	445	449
	Honeywell International Inc.	1.100%	3/1/27	500	491
22

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hormel Foods Corp.	0.650%	6/3/24	100	100
	Hormel Foods Corp.	1.700%	6/3/28	100	99
[4]	HP Inc.	2.650%	6/17/31	86	85
[4]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	196
[4]	Ingevity Corp.	3.875%	11/1/28	15	15
	Intel Corp.	3.050%	8/12/51	300	306
	Intercontinental Exchange Inc.	0.700%	6/15/23	60	60
	Intercontinental Exchange Inc.	2.650%	9/15/40	110	106
	Intercontinental Exchange Inc.	3.000%	9/15/60	70	68
	International Business Machines Corp.	3.300%	5/15/26	160	173
[4]	International Game Technology plc	4.125%	4/15/26	5	5
[4]	International Game Technology plc	6.250%	1/15/27	3	3
	International Paper Co.	4.800%	6/15/44	60	76
	International Paper Co.	4.350%	8/15/48	22	27
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	116
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	25	35
	Invesco Finance plc	5.375%	11/30/43	55	73
	Johnson & Johnson	2.450%	9/1/60	100	96
[5]	Johnson Controls International plc	5.125%	9/14/45	28	37
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	530	563
	JPMorgan Chase & Co.	1.578%	4/22/27	250	248
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	399	431
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	30	32
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	212	235
	JPMorgan Chase & Co.	2.580%	4/22/32	300	302
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	195	222
	JPMorgan Chase & Co.	2.525%	11/19/41	190	181
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	70	82
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	105	109
	JPMorgan Chase & Co.	3.328%	4/22/52	200	216
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	372
	Kellogg Co.	4.500%	4/1/46	115	144
	Keurig Dr Pepper Inc.	5.085%	5/25/48	50	66
	Keurig Dr Pepper Inc.	3.350%	3/15/51	150	158
	Kimco Realty Corp.	3.300%	2/1/25	30	32
	Kimco Realty Corp.	4.250%	4/1/45	150	176
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	160	203
	Kinder Morgan Inc.	5.300%	12/1/34	225	274
	Kinder Morgan Inc.	5.550%	6/1/45	25	32
	Kraft Heinz Foods Co.	3.875%	5/15/27	196	213
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	87
	Kraft Heinz Foods Co.	4.250%	3/1/31	35	39
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	33
[4]	Kraton Polymers LLC	4.250%	12/15/25	11	11
	Kroger Co.	2.200%	5/1/30	100	100
	Kroger Co.	3.875%	10/15/46	125	141
	Kroger Co.	4.450%	2/1/47	200	244
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	210	239
	L3Harris Technologies Inc.	5.054%	4/27/45	30	40
[4]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	5	5
[4]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	27	27
[4]	Lamb Weston Holdings Inc.	4.625%	11/1/24	10	10
[4]	Lamb Weston Holdings Inc.	4.875%	11/1/26	31	32
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	31	33
	Lennar Corp.	5.250%	6/1/26	340	387
23

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lennar Corp.	4.750%	11/29/27	50	57
[4]	Level 3 Financing Inc.	4.625%	9/15/27	42	43
[4]	Level 3 Financing Inc.	3.625%	1/15/29	20	19
[4]	Lithia Motors Inc.	4.625%	12/15/27	15	16
[4]	Lithia Motors Inc.	3.875%	6/1/29	30	31
[4]	Lithia Motors Inc.	4.375%	1/15/31	21	22
[4]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	34
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	9	9
	Lockheed Martin Corp.	3.800%	3/1/45	165	194
	Lockheed Martin Corp.	4.700%	5/15/46	40	53
	Lowe's Cos. Inc.	3.100%	5/3/27	305	326
	Lowe's Cos. Inc.	1.300%	4/15/28	100	96
	Lowe's Cos. Inc.	1.700%	9/15/28	90	88
	Lowe's Cos. Inc.	4.050%	5/3/47	55	64
	LYB International Finance III LLC	3.375%	5/1/30	150	162
	LYB International Finance III LLC	3.375%	10/1/40	50	52
	Marathon Oil Corp.	5.200%	6/1/45	20	25
	Marathon Petroleum Corp.	4.750%	12/15/23	195	210
	Marathon Petroleum Corp.	3.800%	4/1/28	100	109
	Marathon Petroleum Corp.	4.750%	9/15/44	40	47
	Marathon Petroleum Corp.	5.000%	9/15/54	55	68
[5]	Marriott International Inc.	4.625%	6/15/30	300	342
	Mastercard Inc.	2.950%	3/15/51	150	159
[5]	McDonald's Corp.	3.625%	9/1/49	75	84
[5]	McDonald's Corp.	4.200%	4/1/50	125	153
[9,10,12,13]	Medline Borrower LP Bank Loan, 12M USD LIBOR + 3.250%	—%	10/23/28	20	20
[4]	Meritage Homes Corp.	3.875%	4/15/29	60	62
	MetLife Inc.	4.125%	8/13/42	75	89
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	8	9
[4]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	35	38
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	27	29
	Microsoft Corp.	2.525%	6/1/50	130	128
[4]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	17
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	337	367
	Mondelez International Inc.	1.500%	2/4/31	200	187
[5]	Morgan Stanley	3.125%	1/23/23	283	292
[5]	Morgan Stanley	2.720%	7/22/25	480	498
[5]	Morgan Stanley	2.188%	4/28/26	170	174
	Morgan Stanley	1.593%	5/4/27	195	193
[5]	Morgan Stanley	3.591%	7/22/28	275	298
[5]	Morgan Stanley	2.699%	1/22/31	135	138
[5]	Morgan Stanley	1.794%	2/13/32	160	151
[5]	Morgan Stanley	3.971%	7/22/38	90	103
[5]	Morgan Stanley	4.457%	4/22/39	75	91
	Morgan Stanley	3.217%	4/22/42	135	142
	Morgan Stanley	4.300%	1/27/45	30	37
[5]	Morgan Stanley	2.802%	1/25/52	90	89
	Mosaic Co.	4.875%	11/15/41	30	36
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	222
	MPLX LP	1.750%	3/1/26	225	224
	MPLX LP	4.500%	4/15/38	120	135
24

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	MSCI Inc.	3.625%	9/1/30	15	15
[4]	MSCI Inc.	3.625%	11/1/31	25	26
[4]	MSCI Inc.	3.250%	8/15/33	12	12
[4]	Mueller Water Products Inc.	4.000%	6/15/29	5	5
[6]	Mylan Inc.	2.125%	5/23/25	1,820	2,227
	Mylan Inc.	5.200%	4/15/48	75	93
	Nasdaq Inc.	2.500%	12/21/40	100	93
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	200	214
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	25	28
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	76
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	146
[4]	NCL Corp. Ltd.	5.875%	3/15/26	36	36
[4]	Nestle Holdings Inc.	1.000%	9/15/27	325	313
[4]	Nestle Holdings Inc.	4.000%	9/24/48	150	188
[4]	Netflix Inc.	3.625%	6/15/25	40	43
	Netflix Inc.	4.875%	4/15/28	85	97
	Netflix Inc.	5.875%	11/15/28	40	49
	Newmont Corp.	2.800%	10/1/29	130	134
	Newmont Corp.	2.250%	10/1/30	60	59
[4]	News Corp.	3.875%	5/15/29	23	23
[4]	Nexstar Media Inc.	5.625%	7/15/27	5	5
[4]	Nexstar Media Inc.	4.750%	11/1/28	22	22
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	300	315
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	55	59
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	120
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	65	70
[4]	Nielsen Finance LLC	5.625%	10/1/28	27	28
[4]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	55	54
	Norfolk Southern Corp.	3.050%	5/15/50	100	103
	Northern States Power Co.	6.250%	6/1/36	144	206
	Northrop Grumman Corp.	4.030%	10/15/47	150	180
	Northrop Grumman Corp.	5.250%	5/1/50	125	178
	NRG Energy Inc.	6.625%	1/15/27	4	4
[4]	NRG Energy Inc.	2.450%	12/2/27	117	117
	Nucor Corp.	2.000%	6/1/25	45	46
	Nucor Corp.	2.700%	6/1/30	110	113
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	22
	Occidental Petroleum Corp.	5.550%	3/15/26	16	18
	Occidental Petroleum Corp.	3.400%	4/15/26	5	5
	Occidental Petroleum Corp.	3.200%	8/15/26	42	43
	Occidental Petroleum Corp.	3.000%	2/15/27	15	15
	Occidental Petroleum Corp.	4.400%	8/15/49	20	20
	Omega Healthcare Investors Inc.	5.250%	1/15/26	708	795
	Omega Healthcare Investors Inc.	3.375%	2/1/31	330	335
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	230	243
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	142
	OneMain Finance Corp.	3.875%	9/15/28	20	20
	ONEOK Inc.	5.850%	1/15/26	100	116
	ONEOK Inc.	3.400%	9/1/29	90	95
	ONEOK Inc.	4.950%	7/13/47	50	59
	ONEOK Inc.	5.200%	7/15/48	30	37
[4]	Option Care Health Inc.	4.375%	10/31/29	15	15
25

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	2.500%	4/1/25	520	539
	Oracle Corp.	2.300%	3/25/28	200	202
	Oracle Corp.	2.950%	4/1/30	40	41
	Oracle Corp.	2.875%	3/25/31	230	236
	Oracle Corp.	3.600%	4/1/40	175	182
	Oracle Corp.	3.650%	3/25/41	150	157
	Oracle Corp.	3.950%	3/25/51	115	124
	Oracle Corp.	4.375%	5/15/55	25	29
[4]	Organon & Co.	4.125%	4/30/28	30	30
[4]	Organon & Co.	5.125%	4/30/31	20	21
	Ovintiv Exploration Inc.	5.375%	1/1/26	40	44
	Pacific Gas & Electric Co.	3.150%	1/1/26	150	154
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	101
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	134
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	104
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	95
	PacifiCorp	4.150%	2/15/50	200	242
	Packaging Corp. of America	3.400%	12/15/27	20	22
	Packaging Corp. of America	4.050%	12/15/49	50	59
[4]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	20	20
[4]	Pattern Energy Operations LP	4.500%	8/15/28	14	14
	PECO Energy Co.	4.150%	10/1/44	130	157
[4]	Penn National Gaming Inc.	5.625%	1/15/27	5	5
	PepsiCo Inc.	3.450%	10/6/46	75	86
[4]	Performance Food Group Inc.	6.875%	5/1/25	10	11
[4]	Performance Food Group Inc.	5.500%	10/15/27	49	51
[4]	Performance Food Group Inc.	4.250%	8/1/29	30	30
	Pfizer Inc.	2.550%	5/28/40	225	224
	PG&E Corp.	5.250%	7/1/30	25	26
[6]	Philip Morris International Inc.	2.000%	5/9/36	550	657
	Philip Morris International Inc.	4.250%	11/10/44	165	190
	Phillips 66	3.900%	3/15/28	50	55
	Phillips 66	4.650%	11/15/34	80	94
	Phillips 66 Partners LP	3.150%	12/15/29	207	216
[4]	Pilgrim's Pride Corp.	3.500%	3/1/32	15	15
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	143
	Plains All American Pipeline LP	4.900%	2/15/45	30	33
[4]	Post Holdings Inc.	5.750%	3/1/27	10	10
[4]	Post Holdings Inc.	5.625%	1/15/28	10	10
	PPG Industries Inc.	1.200%	3/15/26	125	123
	Prudential Financial Inc.	3.935%	12/7/49	260	310
[5]	Prudential Financial Inc.	4.350%	2/25/50	65	83
[5]	Public Service Co. of Colorado	6.250%	9/1/37	60	89
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	115
[5]	Public Service Electric & Gas Co.	3.200%	8/1/49	60	65
	PulteGroup Inc.	5.500%	3/1/26	45	52
	PulteGroup Inc.	5.000%	1/15/27	15	17
	Ralph Lauren Corp.	2.950%	6/15/30	200	209
	Raytheon Technologies Corp.	3.200%	3/15/24	130	137
	Raytheon Technologies Corp.	3.950%	8/16/25	15	16
	Raytheon Technologies Corp.	4.125%	11/16/28	236	267
	Raytheon Technologies Corp.	4.625%	11/16/48	160	208
[4]	Realogy Group LLC	7.625%	6/15/25	5	5
	Republic Services Inc.	1.750%	2/15/32	58	55
[4]	Rocket Mortgage LLC	4.000%	10/15/33	10	10
26

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockwell Automation Inc.	2.800%	8/15/61	100	99
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	10	10
[4]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
[4]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	2	2
[4]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	3	3
	RPM International Inc.	3.750%	3/15/27	110	120
	RPM International Inc.	4.550%	3/1/29	115	131
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	128
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	210	233
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	100	114
	Sabra Health Care LP	5.125%	8/15/26	610	677
[4]	Sabre GLBL Inc.	9.250%	4/15/25	15	17
[4]	Sabre GLBL Inc.	7.375%	9/1/25	11	12
	salesforce.com Inc.	2.700%	7/15/41	400	401
	Santander Holdings USA Inc.	4.400%	7/13/27	250	278
[4]	SBA Communications Corp.	3.125%	2/1/29	32	31
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	35	35
[4]	Seagate HDD Cayman	3.125%	7/15/29	10	10
	Sempra Energy	3.250%	6/15/27	170	181
	Sempra Energy	4.000%	2/1/48	25	28
	Sherwin-Williams Co.	4.500%	6/1/47	80	100
[6]	Simon International Finance SCA	1.125%	3/19/33	1,000	1,139
	Simon Property Group LP	3.500%	9/1/25	270	291
	Simon Property Group LP	2.200%	2/1/31	200	196
	Simon Property Group LP	3.250%	9/13/49	135	140
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	5	5
[4]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
[4]	Sirius XM Radio Inc.	3.875%	9/1/31	10	10
	Skyworks Solutions Inc.	1.800%	6/1/26	60	60
	Skyworks Solutions Inc.	3.000%	6/1/31	230	232
[5]	Southern California Edison Co.	4.200%	3/1/29	125	140
	Southern California Edison Co.	4.500%	9/1/40	50	57
	Southern California Edison Co.	4.000%	4/1/47	70	78
[5]	Southern California Edison Co.	4.875%	3/1/49	20	25
[5]	Southern Co.	3.700%	4/30/30	30	33
	Southern Co.	4.400%	7/1/46	30	36
	Southwest Airlines Co.	5.250%	5/4/25	70	78
	Southwest Airlines Co.	5.125%	6/15/27	80	92
	Southwest Airlines Co.	2.625%	2/10/30	250	253
	Spectra Energy Partners LP	4.500%	3/15/45	90	107
	Sprint Capital Corp.	6.875%	11/15/28	45	57
	Sprint Corp.	7.125%	6/15/24	50	56
	Sprint Corp.	7.625%	3/1/26	40	48
[4]	Square Inc.	2.750%	6/1/26	10	10
[4]	SS&C Technologies Inc.	5.500%	9/30/27	19	20
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	128
	Starbucks Corp.	3.500%	3/1/28	25	27
	Starbucks Corp.	3.500%	11/15/50	125	135
	State Street Corp.	2.825%	3/30/23	30	30
	Steel Dynamics Inc.	2.400%	6/15/25	35	36
	Steel Dynamics Inc.	3.450%	4/15/30	100	107
	SVB Financial Group	2.100%	5/15/28	230	230
	Synchrony Financial	3.950%	12/1/27	460	501
	Sysco Corp.	5.650%	4/1/25	131	149
[4]	Tap Rock Resources LLC	7.000%	10/1/26	20	21
27

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	6.500%	7/15/27	50	54
[4]	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
[4]	Tenet Healthcare Corp.	7.500%	4/1/25	5	5
[4]	Tenet Healthcare Corp.	4.875%	1/1/26	40	41
[4]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
[4]	Tenet Healthcare Corp.	4.250%	6/1/29	28	28
[6]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	400	474
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	49
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	98
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	100	101
[4]	Thor Industries Inc.	4.000%	10/15/29	15	15
	Time Warner Cable LLC	5.875%	11/15/40	90	113
	Time Warner Cable LLC	4.500%	9/15/42	55	60
	TJX Cos. Inc.	2.250%	9/15/26	200	208
	T-Mobile USA Inc.	3.750%	4/15/27	100	109
[4]	T-Mobile USA Inc.	3.375%	4/15/29	15	15
	T-Mobile USA Inc.	3.875%	4/15/30	170	186
	T-Mobile USA Inc.	3.000%	2/15/41	195	188
	T-Mobile USA Inc.	3.600%	11/15/60	175	175
	Toll Brothers Finance Corp.	4.350%	2/15/28	227	248
	Toll Brothers Finance Corp.	3.800%	11/1/29	130	139
[5]	Toyota Motor Credit Corp.	1.800%	2/13/25	400	408
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	6
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	95
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	49
[4]	TransDigm Inc.	8.000%	12/15/25	10	11
[4]	TransDigm Inc.	6.250%	3/15/26	49	51
	TransDigm Inc.	5.500%	11/15/27	37	38
	TransDigm Inc.	4.875%	5/1/29	35	35
	Tri Pointe Homes Inc.	5.700%	6/15/28	10	11
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	176
[4]	Twitter Inc.	3.875%	12/15/27	10	11
	Tyson Foods Inc.	5.100%	9/28/48	80	108
[5]	UDR Inc.	2.950%	9/1/26	15	16
[4]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	15	15
	Union Electric Co.	4.000%	4/1/48	65	78
	Union Electric Co.	3.250%	10/1/49	75	82
	Union Pacific Corp.	3.950%	9/10/28	150	169
	Union Pacific Corp.	3.250%	2/5/50	107	116
	Union Pacific Corp.	3.839%	3/20/60	35	41
[4]	United Airlines Inc.	4.375%	4/15/26	42	43
[4]	United Airlines Inc.	4.625%	4/15/29	35	36
	United States Steel Corp.	6.875%	3/1/29	30	32
	UnitedHealth Group Inc.	2.375%	8/15/24	280	291
	UnitedHealth Group Inc.	2.750%	5/15/40	100	100
	UnitedHealth Group Inc.	4.375%	3/15/42	215	264
	UnitedHealth Group Inc.	3.250%	5/15/51	100	108
[4]	Uniti Group LP	7.875%	2/15/25	12	13
[4]	Uniti Group LP	4.750%	4/15/28	15	15
[4]	Uniti Group LP	6.500%	2/15/29	21	21
[6]	Upjohn Finance BV	1.908%	6/23/32	600	719
	US Bancorp	1.450%	5/12/25	235	237
[4]	Vail Resorts Inc.	6.250%	5/15/25	46	48
	Valero Energy Corp.	4.350%	6/1/28	70	78
	Valero Energy Corp.	4.900%	3/15/45	30	37
28

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	20
	VEREIT Operating Partnership LP	3.400%	1/15/28	10	11
	VEREIT Operating Partnership LP	2.200%	6/15/28	160	161
	Verizon Communications Inc.	3.000%	3/22/27	200	212
	Verizon Communications Inc.	2.100%	3/22/28	250	251
	Verizon Communications Inc.	4.016%	12/3/29	165	185
	Verizon Communications Inc.	2.550%	3/21/31	65	66
	Verizon Communications Inc.	4.400%	11/1/34	140	163
	Verizon Communications Inc.	4.812%	3/15/39	150	186
	Verizon Communications Inc.	2.650%	11/20/40	75	71
	Verizon Communications Inc.	3.850%	11/1/42	70	78
	Verizon Communications Inc.	4.862%	8/21/46	140	184
	Verizon Communications Inc.	4.000%	3/22/50	80	92
	Verizon Communications Inc.	3.550%	3/22/51	240	259
	Verizon Communications Inc.	4.672%	3/15/55	55	73
	Verizon Communications Inc.	3.000%	11/20/60	70	66
	Verizon Communications Inc.	3.700%	3/22/61	105	114
[4]	Vertiv Group Corp.	4.125%	11/15/28	10	10
	ViacomCBS Inc.	4.750%	5/15/25	360	399
	ViacomCBS Inc.	4.200%	6/1/29	60	68
	ViacomCBS Inc.	4.375%	3/15/43	275	314
[4]	Viatris Inc.	2.700%	6/22/30	335	335
[4]	Viatris Inc.	3.850%	6/22/40	250	268
[4]	Viatris Inc.	4.000%	6/22/50	100	108
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	75	80
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	240	255
[5]	Virginia Electric & Power Co.	2.875%	7/15/29	165	174
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	50	61
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	20	21
[4]	Vistra Operations Co. LLC	5.000%	7/31/27	8	8
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	23	23
	VMware Inc.	3.900%	8/21/27	360	395
	VMware Inc.	1.800%	8/15/28	190	185
	VMware Inc.	4.700%	5/15/30	130	152
[4]	Wabash National Corp.	4.500%	10/15/28	15	15
	Walmart Inc.	1.500%	9/22/28	90	89
	Walmart Inc.	1.800%	9/22/31	100	99
	Walmart Inc.	2.650%	9/22/51	100	103
	Walt Disney Co.	1.750%	8/30/24	83	85
	Walt Disney Co.	3.700%	3/23/27	70	77
	Walt Disney Co.	6.650%	11/15/37	70	105
	Walt Disney Co.	3.500%	5/13/40	125	138
	Walt Disney Co.	2.750%	9/1/49	45	44
	Walt Disney Co.	3.600%	1/13/51	45	51
	Waste Management Inc.	1.150%	3/15/28	100	95
[5]	Wells Fargo & Co.	2.164%	2/11/26	450	461
[5]	Wells Fargo & Co.	2.188%	4/30/26	475	486
[5]	Wells Fargo & Co.	4.300%	7/22/27	375	419
[5]	Wells Fargo & Co.	2.879%	10/30/30	270	280
[5]	Wells Fargo & Co.	3.068%	4/30/41	320	327
[5]	Wells Fargo & Co.	4.650%	11/4/44	75	93
[5]	Wells Fargo & Co.	4.400%	6/14/46	60	73
[5]	Wells Fargo & Co.	5.013%	4/4/51	80	111
[5,8]	Wells Fargo Bank NA	5.250%	8/1/23	2,000	2,913
	Welltower Inc.	4.250%	4/1/26	50	55
29

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	WESCO Distribution Inc.	7.250%	6/15/28	31	34
	Western Digital Corp.	4.750%	2/15/26	44	48
	Western Midstream Operating LP	5.300%	2/1/30	30	33
	Westlake Chemical Corp.	3.125%	8/15/51	150	145
	Weyerhaeuser Co.	4.000%	11/15/29	131	147
[4]	William Carter Co.	5.500%	5/15/25	28	29
	Williams Cos. Inc.	6.300%	4/15/40	65	89
[4]	Williams Scotsman International Inc.	4.625%	8/15/28	9	9
	Willis North America Inc.	4.500%	9/15/28	155	176
	Willis North America Inc.	2.950%	9/15/29	85	88
	Willis North America Inc.	3.875%	9/15/49	70	78
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	30	31
	Xcel Energy Inc.	3.300%	6/1/25	275	292
[10]	Xcel Energy Inc.	2.350%	11/15/31	160	160
	Xcel Energy Inc.	3.500%	12/1/49	150	164
[4]	Zayo Group Holdings Inc.	4.000%	3/1/27	22	21
[4]	Zayo Group Holdings Inc.	6.125%	3/1/28	43	42
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	260	277
	Zoetis Inc.	3.000%	5/15/50	190	199
					126,770
Total Corporate Bonds (Cost $210,466)					211,767
Sovereign Bonds (11.5%)
Azerbaijan (0.2%)
[5]	Republic of Azerbaijan	4.750%	3/18/24	600	644
Brazil (0.1%)
[5]	Federative Republic of Brazil	4.750%	1/14/50	450	385
Canada (1.1%)
[11]	Canadian Government Bond	1.000%	9/1/22	1,400	1,134
[11]	Canadian Government Bond	4.000%	6/1/41	385	416
[11]	Canadian Government Bond	2.750%	12/1/48	300	281
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	879
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	393
					3,103
Chile (0.7%)
[5]	Republic of Chile	3.240%	2/6/28	1,825	1,924
Colombia (0.5%)
	Ecopetrol SA	5.875%	9/18/23	525	564
[5]	Republic of Colombia	5.200%	5/15/49	300	302
[5]	Republic of Colombia	3.875%	2/15/61	808	662
					1,528
Ecuador (0.2%)
[5]	Republic of Ecuador	0.000%	7/31/30	600	322
[4,5]	Republic of Ecuador	0.000%	7/31/30	650	348
					670
El Salvador (0.1%)
[5]	Republic of El Salvador	8.625%	2/28/29	300	240
[5]	Republic of El Salvador	9.500%	7/15/52	200	165
					405
30

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Germany (1.3%)
[5,6]	Federal Republic of Germany	0.000%	10/10/25	2,000	2,354
[6]	Federal Republic of Germany	0.500%	2/15/28	1,000	1,216
					3,570
Guatemala (0.2%)
[5]	Republic of Guatemala	4.375%	6/5/27	510	544
Hungary (0.3%)
[6]	Republic of Hungary	1.625%	4/28/32	700	842
Indonesia (0.5%)
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	216
[4,6]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	415
[6]	Republic of Indonesia	1.750%	4/24/25	650	779
					1,410
Israel (0.3%)
	State of Israel	3.800%	5/13/60	291	325
	State of Israel	4.500%	4/3/20	325	406
					731
Japan (0.4%)
[5,14]	Japan	0.100%	6/20/24	65,000	573
[5,14]	Japan	0.100%	12/20/26	30,000	265
[5,14]	Japan	0.100%	6/20/29	10,000	88
[5,14]	Japan	1.700%	9/20/33	6,000	62
					988
Mexico (0.9%)
[5,15]	United Mexican States	7.500%	6/3/27	34,500	1,680
[5,6]	United Mexican States	3.625%	4/9/29	700	939
					2,619
Morocco (0.3%)
[4,5,6]	Kingdom of Morocco	2.000%	9/30/30	670	749
Nigeria (0.1%)
[4]	Federal Republic of Nigeria	8.250%	9/28/51	280	276
Panama (0.5%)
[5]	Republic of Panama	3.750%	3/16/25	205	219
[5]	Republic of Panama	3.362%	6/30/31	702	695
[5]	Republic of Panama	4.500%	4/16/50	200	220
[5]	Republic of Panama	3.870%	7/23/60	400	399
					1,533
Paraguay (0.1%)
	Republic of Paraguay	4.625%	1/25/23	153	159
Peru (0.1%)
[5]	Petroleos del Peru SA	5.625%	6/19/47	350	355
Philippines (0.4%)
[6]	Republic of the Philippines	1.750%	4/28/41	918	1,034
Republic of North Macedonia (0.1%)
[4,5,6]	Republic of North Macedonia	1.625%	3/10/28	207	231
Romania (0.5%)
[5,6]	Republic of Romania	2.500%	2/8/30	239	283
31

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Republic of Romania	1.750%	7/13/30	830	919
[5,6]	Republic of Romania	2.750%	4/14/41	126	134
					1,336
Saudi Arabia (0.2%)
[5]	Kingdom of Saudi Arabia	4.000%	4/17/25	300	326
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	200	214
					540
Serbia (0.7%)
[5,6]	Republic of Serbia	3.125%	5/15/27	611	766
[4,6]	Republic of Serbia	2.050%	9/23/36	1,000	1,072
					1,838
Singapore (0.2%)
[4]	Temasek Financial I Ltd.	2.750%	8/2/61	500	514
Turkey (0.1%)
	Republic of Turkey	5.750%	5/11/47	300	248
United Arab Emirates (0.8%)
[4]	Finance Department Government of Sharjah	4.000%	7/28/50	350	317
[5]	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,750	1,863
					2,180
United Kingdom (0.6%)
[8]	United Kingdom	1.750%	9/7/37	300	445
[8]	United Kingdom	4.500%	12/7/42	180	399
[8]	United Kingdom	3.250%	1/22/44	150	290
[8]	United Kingdom	1.500%	7/22/47	250	368
[8]	United Kingdom	3.500%	7/22/68	90	242
					1,744
Total Sovereign Bonds (Cost $32,215)					32,100
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $319)	5.871%	11/15/39	300	394
				Shares
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[16]	Vanguard Market Liquidity Fund (Cost $11,032)	0.070%		110,317	11,032
32

Global Credit Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	2,422	3
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	2,429	3
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	2,432	4
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	2,432	4
					14
33

Global Credit Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	11/17/21	1.075%	850	1
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/17/21	0.625%	2,545	1
					2
Total Options Purchased (Cost $50)					16
Total Investments (98.5%) (Cost $273,689)					274,849
Other Assets and Liabilities—Net (1.5%)					4,193
Net Assets (100%)					279,042
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $388,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $596,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $492,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $26,509,000, representing 9.5% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in euro.
7	Face amount denominated in Australian dollars.
8	Face amount denominated in British pounds.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
11	Face amount denominated in Canadian dollars.
12	Represents an unsettled loan as of October 31, 2021. The coupon rate is not known until the settlement date.
13	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2021, the aggregate value of these securities was $20,000, representing 0.0% of net assets.
14	Face amount denominated in Japanese yen.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
34

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/17/21	0.575%	5,090	(15)

Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	11/17/21	1.055%	850	—
5-Year CDX-NA-IG-S37-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/17/21	0.575%	5,090	(2)
					(2)
Total Options Written (Premiums Received $21)					(17)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year Government of Canada Bond	December 2021	11	1,090	(29)
5-Year U.S. Treasury Note	December 2021	53	6,453	(49)
10-Year Government of Canada Bond	December 2021	26	2,961	(105)
Euro-Bobl	December 2021	22	3,402	(14)
Euro-Bund	December 2021	29	5,636	(32)
Euro-Buxl	December 2021	11	2,657	14
Euro-Schatz	December 2021	79	10,225	(20)
Long U.S. Treasury Bond	December 2021	28	4,504	(11)
Mini 10-Year Japanese Government Bond	December 2021	5	664	(3)
Ultra Long U.S. Treasury Bond	December 2021	5	982	22
				(227)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2021	(21)	(4,604)	3
10-Year U.S. Treasury Note	December 2021	(10)	(1,307)	5
AUD 10-Year Treasury Bond	December 2021	(26)	(2,638)	101
35

Global Credit Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Gilt	December 2021	(18)	(3,077)	(2)
Ultra 10-Year U.S. Treasury Note	December 2021	(20)	(2,901)	2
				109
				(118)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	12/15/21	EUR	1,930	USD	2,241	—	(8)
Toronto-Dominion Bank	12/15/21	EUR	159	USD	186	—	(2)
Barclays Bank plc	12/15/21	GBP	1,934	USD	2,670	—	(22)
Standard Chartered Bank	12/15/21	GBP	522	USD	714	—	—
BNP Paribas	7/22/22	JPY	248,425	USD	2,485	—	(298)
UBS AG	12/15/21	NZD	488	USD	350	—	—
State Street Bank & Trust Co.	12/15/21	SEK	3	USD	—	—	—
JPMorgan Chase Bank, N.A.	12/15/21	ZAR	1	USD	—	—	—
Bank of America, N.A.	12/15/21	USD	5,042	AUD	6,732	—	(23)
Morgan Stanley Capital Services LLC	12/15/21	USD	350	AUD	467	—	(1)
JPMorgan Chase Bank, N.A.	12/15/21	USD	3,297	CAD	4,073	6	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	8	CAD	10	—	—
Toronto-Dominion Bank	12/15/21	USD	57,424	EUR	49,425	228	—
State Street Bank & Trust Co.	12/15/21	USD	2,186	EUR	1,893	—	(4)
State Street Bank & Trust Co.	11/24/21	USD	136	EUR	117	1	—
State Street Bank & Trust Co.	12/15/21	USD	32,494	GBP	23,603	187	—
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	288	—
Morgan Stanley Capital Services LLC	12/15/21	USD	567	JPY	64,413	2	—
Barclays Bank plc	7/22/22	USD	483	JPY	49,480	47	—
Bank of America, N.A.	12/15/21	USD	1,822	MXN	37,071	33	—
UBS AG	12/15/21	USD	70	MXN	1,400	2	—
36

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	11/24/21	AUD	467	NZD	488	1	—
Morgan Stanley Capital Services LLC	12/15/21	USD	353	NZD	493	—	(1)
						795	(359)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/20/24	USD	1,860	1.000	42	1

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/20/26	USD	6,245	(5.000)	(597)	(16)
CDX-NA-IG-S37-V1	12/20/26	USD	625	(1.000)	(16)	—
						(16)
						(15)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
HeidelbergCement AG/Baa2	12/20/26	CITNA	900 [2]	5.000	223	217	6	—
Republic of Indonesia/Baa2	12/20/26	BARC	550	1.000	5	5	—	—
Republic of Indonesia/Baa2	12/20/26	BARC	280	1.000	3	1	2	—
Unibail-Rodamco-Westfield SE/Baa2	6/20/26	GSI	1,300 [2]	1.000	(8)	(17)	9	—
					223	206	17	—
37

Global Credit Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Federative Republic of Brazil	12/20/26	MSCS	1,100	(1.000)	75	55	20	—
					298	261	37	—
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2021, the counterparties had deposited in segregated accounts cash of $10,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received[1] (%)	Interest Rate (Paid)[2] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/22/31	N/A	7,177 [3]	7.500	(4.965)	(3)	(3)
9/23/31	N/A	8,538 [3]	7.520	(4.983)	(2)	(2)
					(5)	(5)
1 Interest payment received/paid every 28 days.
2 Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent payment date. Interest payment received/paid every 28 days.
3 Notional amount denominated in Mexican pesos.

Over-the-Counter Interest Rate Swaps
Termination Date	Counterparty	Notional Amount (000)	Fixed Interest Rate Received (Paid)[1] (%)	Floating Interest Rate Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
1/4/27	BARC	6,200 [3]	10.960	(0.000)	(46)	—	—	(46)
1 Fixed interest payment received/paid at maturity.
2 Based on 1-Day Overnight Brazil CETIP Interbank Deposit Rate as of the most recent payment date. Interest payment received/paid at maturity.
3 Notional amount denominated in Brazilian real.

BARC—Barclays Bank plc.
See accompanying Notes, which are an integral part of the Financial Statements.
38

Global Credit Bond Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $262,657)	263,817
Affiliated Issuers (Cost $11,032)	11,032
Total Investments in Securities	274,849
Investment in Vanguard	9
Cash	58
Foreign Currency, at Value (Cost $241)	239
Receivables for Investment Securities Sold	4,349
Receivables for Accrued Income	2,133
Receivables for Capital Shares Issued	345
Swap Premiums Paid	278
Variation Margin Receivable—Centrally Cleared Swap Contracts	20
Unrealized Appreciation—Forward Currency Contracts	795
Unrealized Appreciation—Over-the-Counter Swap Contracts	37
Total Assets	283,112
Liabilities
Payables for Investment Securities Purchased	3,308
Payables for Capital Shares Redeemed	278
Payables to Vanguard	32
Options Written, at Value (Premiums Received $21)	17
Swap Premiums Received	17
Variation Margin Payable—Futures Contracts	13
Unrealized Depreciation—Forward Currency Contracts	359
Unrealized Depreciation—Over-the-Counter Swap Contracts	46
Total Liabilities	4,070
Net Assets	279,042
39

Global Credit Bond Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	272,904
Total Distributable Earnings (Loss)	6,138
Net Assets	279,042

Investor Shares—Net Assets
Applicable to 4,193,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,202
Net Asset Value Per Share—Investor Shares	$11.02

Admiral Shares—Net Assets
Applicable to 10,564,050 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	232,840
Net Asset Value Per Share—Admiral Shares	$22.04
See accompanying Notes, which are an integral part of the Financial Statements.
40

Global Credit Bond Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Interest [1]	5,334
Total Income	5,334
Expenses
The Vanguard Group—Note B
Investment Advisory Services	26
Management and Administrative—Investor Shares	129
Management and Administrative—Admiral Shares	473
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	9
Custodian Fees	37
Auditing Fees	51
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	—
Total Expenses	733
Net Investment Income	4,601
Realized Net Gain (Loss)
Investment Securities Sold[1]	5,308
Futures Contracts	293
Options Purchased	(255)
Options Written	156
Swap Contracts	51
Forward Currency Contracts	(439)
Foreign Currencies	514
Realized Net Gain (Loss)	5,628
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,751)
Futures Contracts	(211)
Options Purchased	(51)
Options Written	10
Swap Contracts	10
Forward Currency Contracts	92
Foreign Currencies	(19)
Change in Unrealized Appreciation (Depreciation)	(4,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,309
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Global Credit Bond Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,601	4,892
Realized Net Gain (Loss)	5,628	7,417
Change in Unrealized Appreciation (Depreciation)	(4,920)	1,861
Net Increase (Decrease) in Net Assets Resulting from Operations	5,309	14,170
Distributions
Investor Shares	(1,802)	(2,050)
Admiral Shares	(10,060)	(11,449)
Total Distributions	(11,862)	(13,499)
Capital Share Transactions
Investor Shares	6,448	9,189
Admiral Shares	17,406	43,893
Net Increase (Decrease) from Capital Share Transactions	23,854	53,082
Total Increase (Decrease)	17,301	53,753
Net Assets
Beginning of Period	261,741	207,988
End of Period	279,042	261,741
See accompanying Notes, which are an integral part of the Financial Statements.
42

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,		November 15, 2018[1] to October 31, 2019
	2021	2020
Net Asset Value, Beginning of Period	$11.26	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.176	.231	.287
Net Realized and Unrealized Gain (Loss) on Investments	.059	.619	1.045
Total from Investment Operations	.235	.850	1.332
Distributions
Dividends from Net Investment Income	(.217)	(.338)	(.242)
Distributions from Realized Capital Gains	(.258)	(.342)	—
Total Distributions	(.475)	(.680)	(.242)
Net Asset Value, End of Period	$11.02	$11.26	$11.09
Total Return[3]	2.07%	8.10%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46	$41	$31
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%	0.35% [4]
Ratio of Net Investment Income to Average Net Assets	1.59%	2.11%	2.78% [4]
Portfolio Turnover Rate	128% [5]	264%	284%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Includes 13% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,		November 15, 2018[1] to October 31, 2019
	2021	2020
Net Asset Value, Beginning of Period	$22.52	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.375	.485	.591
Net Realized and Unrealized Gain (Loss) on Investments	.117	1.228	2.101
Total from Investment Operations	.492	1.713	2.692
Distributions
Dividends from Net Investment Income	(.456)	(.699)	(.502)
Distributions from Realized Capital Gains	(.516)	(.684)	—
Total Distributions	(.972)	(1.383)	(.502)
Net Asset Value, End of Period	$22.04	$22.52	$22.19
Total Return[3]	2.18%	8.16%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$233	$221	$177
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25% [4]
Ratio of Net Investment Income to Average Net Assets	1.69%	2.21%	2.88% [4]
Portfolio Turnover Rate	128% [5]	264%	284%
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Includes 13% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing
45

Global Credit Bond Fund
brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 13% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented 38% of net assets, based on the average of the notional amounts at each quarter-end during the period.
46

Global Credit Bond Fund
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2021, the fund’s average value of options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting
47

Global Credit Bond Fund
interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended October 31, 2021, the fund’s average value of investments in swaptions purchased and swaptions written each less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers,
48

Global Credit Bond Fund
executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended October 31, 2021, the fund's average amounts of investments in credit protection sold and credit protection purchased each represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a
49

Global Credit Bond Fund
counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
9. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month
50

Global Credit Bond Fund
London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $9,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
51

Global Credit Bond Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,569	—	18,569
Asset-Backed/Commercial Mortgage-Backed Securities	—	971	—	971
Corporate Bonds	—	211,767	—	211,767
Sovereign Bonds	—	32,100	—	32,100
Taxable Municipal Bonds	—	394	—	394
Temporary Cash Investments	11,032	—	—	11,032
Options Purchased	—	16	—	16
Total	11,032	263,817	—	274,849

Derivative Financial Instruments
Assets
Futures Contracts[1]	147	—	—	147
Forward Currency Contracts	—	795	—	795
Swap Contracts	1 [1]	37	—	38
Total	148	832	—	980
Liabilities
Options Written	—	17	—	17
Futures Contracts[1]	265	—	—	265
Forward Currency Contracts	—	359	—	359
Swap Contracts	21 [1]	46	—	67
Total	286	422	—	708
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
52

Global Credit Bond Fund
D.  At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	14	—	2	16
Swap Premiums Paid	—	—	278	278
Unrealized Appreciation—Futures Contracts[1]	147	—	—	147
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	1	1
Unrealized Appreciation—Forward Currency Contracts	—	795	—	795
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	37	37
Total Assets	161	795	318	1,274

Options Written, at Value	—	—	17	17
Swap Premiums Received	—	—	17	17
Unrealized Depreciation—Futures Contracts[1]	265	—	—	265
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	5	—	16	21
Unrealized Depreciation—Forward Currency Contracts	—	359	—	359
Unrealized Depreciation—Over-the-Counter Swap Contracts	46	—	—	46
Total Liabilities	316	359	50	725
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
53

Global Credit Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	293	—	—	293
Options Purchased	(96)	—	(159)	(255)
Options Written	52	—	104	156
Forward Currency Contracts	—	(439)	—	(439)
Swap Contracts	54	—	(3)	51
Realized Net Gain (Loss) on Derivatives	303	(439)	(58)	(194)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(211)	—	—	(211)
Options Purchased	(37)	—	(14)	(51)
Options Written	(12)	—	22	10
Forward Currency Contracts	—	92	—	92
Swap Contracts	(51)	—	61	10
Change in Unrealized Appreciation (Depreciation) on Derivatives	(311)	92	69	(150)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	335
Total Distributable Earnings (Loss)	(335)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative
54

Global Credit Bond Fund
contracts; and the recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,982
Undistributed Long-Term Gains	1,497
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,707
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	11,168	13,499
Long-Term Capital Gains	694	—
Total	11,862	13,499
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	273,368
Gross Unrealized Appreciation	6,551
Gross Unrealized Depreciation	(4,826)
Net Unrealized Appreciation (Depreciation)	1,725
F.  During the year ended October 31, 2021, the fund purchased $257,708,000 of investment securities and sold $246,498,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $106,996,000 and $86,807,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $713,000 and sales were $36,295,000, resulting in net realized gain of $819,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
55

Global Credit Bond Fund
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	32,478	2,913	39,066	3,549
Issued in Lieu of Cash Distributions	1,530	138	1,693	159
Redeemed	(27,560)	(2,477)	(31,570)	(2,882)
Net Increase (Decrease)—Investor Shares	6,448	574	9,189	826
Admiral Shares
Issued	95,639	4,281	142,247	6,445
Issued in Lieu of Cash Distributions	8,185	367	9,379	439
Redeemed	(86,418)	(3,898)	(107,733)	(5,045)
Net Increase (Decrease)—Admiral Shares	17,406	750	43,893	1,839
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
56

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Global Credit Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Credit Bond Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2021 and for the period November 15, 2018 (inception) through October 31, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the two years in the period ended October 31, 2021 and for the period November 15, 2018 (inception) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
57

Special 2021 tax information (unaudited) for Vanguard Global Credit Bond Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $897,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The percentage of the ordinary dividends reported by the fund that is treated as a section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 41.2%.
58

"Bloomberg®" and Bloomberg Global Aggregate Credit Index (USD Hedged) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Global Credit Bond Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Global Credit Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the Global Credit Bond Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Global Aggregate Credit Index (USD Hedged), which is determined, composed and calculated by BISL without regard to Vanguard or the Global Credit Bond Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Global Credit Bond Fund into consideration in determining, composing or calculating the Bloomberg Global Aggregate Credit Index (USD Hedged). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Global Credit Bond Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Global Credit Bond Fund customers, in connection with the administration, marketing or trading of the Global Credit Bond Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE GLOBAL CREDIT BOND FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE GLOBAL CREDIT BOND FUND OR BLOOMBERG GLOBAL AGGREGATE CREDIT INDEX (USD HEDGED) OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2021 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved
59

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q20250 122021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2021: $264,000
Fiscal Year Ended October 31, 2020: $195,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2021: $11,244,694
Fiscal Year Ended October 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended October 31, 2021: $2,955,181
Fiscal Year Ended October 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended October 31, 2021: $2,047,574
Fiscal Year Ended October 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended October 31, 2021: $280,000
Fiscal Year Ended October 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)            (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2021: $2,327,574
Fiscal Year Ended October 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)            For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 20, 2021

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.